UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 to September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

September 30, 2015

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio	MIST-1
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio	MIST-26
American Funds Balanced Allocation Portfolio	MIST-35
American Funds Growth Allocation Portfolio	MIST-36
American Funds Growth Portfolio	MIST-37
American Funds Moderate Allocation Portfolio	MIST-38
AQR Global Risk Balanced Portfolio	MIST-39
BlackRock Global Tactical Strategies Portfolio	MIST-47
BlackRock High Yield Portfolio	MIST-50
Clarion Global Real Estate Portfolio	MIST-71
ClearBridge Aggressive Growth Portfolio	MIST-74
Goldman Sachs Mid Cap Value Portfolio	MIST-77
Harris Oakmark International Portfolio	MIST-80
Invesco Balanced-Risk Allocation Portfolio	MIST-83
Invesco Comstock Portfolio	MIST-87
Invesco Mid Cap Value Portfolio	MIST-92
Invesco Small Cap Growth Portfolio	MIST-96
JPMorgan Core Bond Portfolio	MIST-100
JPMorgan Global Active Allocation Portfolio	MIST-121
JPMorgan Small Cap Value Portfolio	MIST-152
Loomis Sayles Global Markets Portfolio	MIST-159
Lord Abbett Bond Debenture Portfolio	MIST-170
Met/Artisan International Portfolio	MIST-189
Met/Eaton Vance Floating Rate Portfolio	MIST-192
Met/Franklin Low Duration Total Return Portfolio	MIST-205
Met/Templeton International Bond Portfolio	MIST-225
MetLife Asset Allocation 100 Portfolio	MIST-236
MetLife Balanced Plus Portfolio	MIST-238
MetLife Multi-Index Targeted Risk Portfolio	MIST-244
MetLife Small Cap Value Portfolio	MIST-246
MFS Emerging Markets Equity Portfolio	MIST-251
MFS Research International Portfolio	MIST-255
Morgan Stanley Mid Cap Growth Portfolio	MIST-259
Oppenheimer Global Equity Portfolio	MIST-264
PanAgora Global Diversified Risk Portfolio	MIST-267
PIMCO Inflation Protected Bond Portfolio	MIST-270
PIMCO Total Return Portfolio	MIST-284
Pioneer Fund Portfolio	MIST-313
Pioneer Strategic Income Portfolio	MIST-316
Pyramis Government Income Portfolio	MIST-341
Pyramis Managed Risk Portfolio	MIST-348
Schroders Global Multi-Asset Portfolio	MIST-350
SSGA Growth and Income ETF Portfolio	MIST-370
SSGA Growth ETF Portfolio	MIST-372
T. Rowe Price Large Cap Value Portfolio	MIST-374
T. Rowe Price Mid Cap Growth Portfolio	MIST-377
TCW Core Fixed Income Portfolio	MIST-382
WMC Large Cap Research Portfolio	MIST-389
Notes to Schedule of Investments	MIST-394

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—45.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus Group SE	56,791	$3,373,158
BAE Systems plc	304,342	2,066,247
Boeing Co. (The)	37,825	4,953,184
Cobham plc	109,227	473,003
Finmeccanica S.p.A. (a)	39,047	490,094
General Dynamics Corp.	17,930	2,473,444
Honeywell International, Inc.	44,160	4,181,510
L-3 Communications Holdings, Inc.	4,885	510,580
Lockheed Martin Corp.	15,245	3,160,441
Meggitt plc	76,654	553,468
Northrop Grumman Corp.	11,725	1,945,764
Precision Castparts Corp.	8,125	1,866,394
Raytheon Co.	17,515	1,913,689
Rockwell Collins, Inc. (b)	7,635	624,848
Rolls-Royce Holdings plc (a)	179,288	1,841,001
Safran S.A.	28,166	2,125,207
Singapore Technologies Engineering, Ltd.	149,900	314,649
Textron, Inc.	15,680	590,195
Thales S.A.	9,978	695,153
United Technologies Corp.	47,925	4,264,846
Zodiac Aerospace	19,462	445,481

		38,862,356

Air Freight & Logistics—0.2%
Bollore S.A.	83,570	407,456
C.H. Robinson Worldwide, Inc. (b)	8,260	559,863
Deutsche Post AG	93,486	2,587,372
Expeditors International of Washington, Inc.	10,905	513,080
FedEx Corp.	15,010	2,161,140
Royal Mail plc	62,713	436,049
TNT Express NV	47,603	362,675
United Parcel Service, Inc. - Class B	39,700	3,917,993
Yamato Holdings Co., Ltd. (b)	33,593	644,127

		11,589,755

Airlines—0.2%
American Airlines Group, Inc.	41,021	1,592,845
ANA Holdings, Inc.	111,656	313,984
Cathay Pacific Airways, Ltd.	113,200	212,975
Delta Air Lines, Inc.	47,451	2,129,126
Deutsche Lufthansa AG (a)	22,326	309,909
easyJet plc	15,329	413,122
International Consolidated Airlines Group S.A. - Class DI (a)	78,732	703,644
Japan Airlines Co., Ltd.	11,578	408,731
Qantas Airways, Ltd. (a)	52,675	137,921
Ryanair Holdings plc (ADR)	2,230	174,609
Singapore Airlines, Ltd.	51,200	385,675
Southwest Airlines Co.	38,585	1,467,773
United Continental Holdings, Inc. (a)	22,091	1,171,927

		9,422,241

Auto Components—0.4%
Aisin Seiki Co., Ltd.	18,507	622,464
BorgWarner, Inc.	12,840	534,016
Bridgestone Corp.	62,794	2,183,095

Security Description	Shares	Value

Auto Components—(Continued)
Cie Generale des Etablissements Michelin	17,936	$1,636,694
Continental AG	10,614	2,254,621
Delphi Automotive plc	16,921	1,286,673
Denso Corp.	46,957	1,990,726
GKN plc	158,539	644,955
Goodyear Tire & Rubber Co. (The)	15,490	454,322
Johnson Controls, Inc.	37,545	1,552,861
Koito Manufacturing Co., Ltd.	10,781	353,596
NGK Spark Plug Co., Ltd.	17,000	390,370
NHK Spring Co., Ltd.	15,100	146,777
NOK Corp.	9,247	200,198
Nokian Renkaat Oyj	10,923	354,091
Pirelli & C S.p.A.	25,245	422,470
Stanley Electric Co., Ltd. (b)	13,744	275,317
Sumitomo Electric Industries, Ltd.	72,761	934,801
Sumitomo Rubber Industries, Ltd.	16,501	229,528
Toyoda Gosei Co., Ltd.	6,245	123,309
Toyota Industries Corp.	15,724	749,497
Valeo S.A.	7,667	1,038,270
Yokohama Rubber Co., Ltd. (The)	10,000	176,720

		18,555,371

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	31,946	2,826,662
Daihatsu Motor Co., Ltd. (b)	18,533	215,115
Daimler AG	92,899	6,734,157
Fiat Chrysler Automobiles NV (a)	86,780	1,131,116
Ford Motor Co.	218,595	2,966,334
Fuji Heavy Industries, Ltd.	57,012	2,063,076
General Motors Co.	75,913	2,278,908
Harley-Davidson, Inc. (b)	12,275	673,898
Honda Motor Co., Ltd.	157,296	4,690,362
Isuzu Motors, Ltd.	57,200	576,384
Mazda Motor Corp.	52,500	833,479
Mitsubishi Motors Corp.	61,400	470,485
Nissan Motor Co., Ltd. (b)	239,849	2,209,362
Peugeot S.A. (a) (b)	41,741	630,595
Renault S.A.	18,546	1,332,276
Suzuki Motor Corp.	35,194	1,087,439
Toyota Motor Corp.	263,810	15,515,812
Volkswagen AG (b)	3,417	401,332
Yamaha Motor Co., Ltd.	25,366	511,605

		47,148,397

Banks—4.2%
Aozora Bank, Ltd.	110,635	384,647
Australia & New Zealand Banking Group, Ltd.	266,869	5,112,391
Banca Monte dei Paschi di Siena S.p.A. (a)	245,091	437,906
Banco Bilbao Vizcaya Argentaria S.A.	609,176	5,166,851
Banco Comercial Portugues S.A. - Class R (a) (b)	3,660,187	178,176
Banco de Sabadell S.A. (b)	471,535	866,148
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Popolare SC (a)	35,042	518,353
Banco Popular Espanol S.A. (b)	163,647	596,758
Banco Santander S.A.	1,386,091	7,380,500

MIST-1

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank Hapoalim B.M.	102,239	$514,660
Bank Leumi Le-Israel B.M. (a)	135,063	504,483
Bank of America Corp.	592,708	9,234,391
Bank of East Asia, Ltd. (The)	113,400	382,575
Bank of Ireland (a)	2,654,115	1,033,240
Bank of Kyoto, Ltd. (The)	32,632	333,122
Bank of Queensland, Ltd.	35,407	289,512
Bank of Yokohama, Ltd. (The)	108,009	658,040
Bankia S.A. (b)	444,488	575,966
Bankinter S.A. (b)	64,673	475,661
Barclays plc	1,592,186	5,886,395
BB&T Corp.	40,545	1,443,402
Bendigo and Adelaide Bank, Ltd.	43,025	300,345
BNP Paribas S.A.	102,181	6,017,003
BOC Hong Kong Holdings, Ltd.	357,000	1,053,732
CaixaBank S.A.	220,557	850,165
Chiba Bank, Ltd. (The)	66,833	475,665
Chugoku Bank, Ltd. (The)	15,798	235,278
Citigroup, Inc.	170,871	8,476,910
Comerica, Inc.	10,155	417,370
Commerzbank AG (a)	102,706	1,081,095
Commonwealth Bank of Australia	163,231	8,398,778
Credit Agricole S.A.	99,430	1,140,860
Danske Bank A/S	68,120	2,060,416
DBS Group Holdings, Ltd.	167,100	1,909,134
DNB ASA	94,290	1,228,786
Erste Group Bank AG (a)	27,062	786,731
Fifth Third Bancorp	46,935	887,541
Fukuoka Financial Group, Inc.	74,326	354,696
Gunma Bank, Ltd. (The)	36,171	231,314
Hachijuni Bank, Ltd. (The)	39,338	278,219
Hang Seng Bank, Ltd.	73,800	1,333,027
Hiroshima Bank, Ltd. (The) (b)	47,340	274,343
Hokuhoku Financial Group, Inc.	117,000	269,296
HSBC Holdings plc	1,854,343	14,027,715
Huntington Bancshares, Inc.	45,955	487,123
ING Groep NV	372,262	5,284,515
Intesa Sanpaolo S.p.A.	1,223,096	4,319,362
Intesa Sanpaolo S.p.A. - Risparmio Shares	89,130	287,135
Iyo Bank, Ltd. (The)	23,000	265,183
Joyo Bank, Ltd. (The)	58,592	309,591
JPMorgan Chase & Co.	212,000	12,925,640
KBC Groep NV	24,185	1,525,092
KeyCorp	49,420	642,954
Lloyds Banking Group plc	5,509,049	6,280,168
M&T Bank Corp. (b)	7,495	914,015
Mitsubishi UFJ Financial Group, Inc.	1,230,280	7,435,636
Mizrahi Tefahot Bank, Ltd.	13,163	155,655
Mizuho Financial Group, Inc. (b)	2,243,060	4,213,269
National Australia Bank, Ltd.	252,281	5,353,557
Natixis S.A.	89,693	495,572
Nordea Bank AB	293,062	3,272,978
Oversea-Chinese Banking Corp., Ltd. (b)	288,200	1,784,392
People’s United Financial, Inc. (b)	17,395	273,623
PNC Financial Services Group, Inc. (The)	30,435	2,714,802
Raiffeisen Bank International AG (a)	11,184	146,531
Regions Financial Corp.	77,615	699,311

Banks—(Continued)
Resona Holdings, Inc.	212,926	1,087,886
Royal Bank of Scotland Group plc (a)	245,750	1,174,328
Seven Bank, Ltd. (b)	57,455	249,904
Shinsei Bank, Ltd. (b)	172,300	355,905
Shizuoka Bank, Ltd. (The)	50,824	509,338
Skandinaviska Enskilda Banken AB - Class A	146,558	1,566,321
Societe Generale S.A.	69,920	3,127,665
Standard Chartered plc	238,572	2,319,372
Sumitomo Mitsui Financial Group, Inc.	122,850	4,676,591
Sumitomo Mitsui Trust Holdings, Inc.	320,090	1,180,660
SunTrust Banks, Inc.	29,900	1,143,376
Suruga Bank, Ltd.	17,000	316,797
Svenska Handelsbanken AB - A Shares	144,475	2,075,546
Swedbank AB - A Shares	87,375	1,932,523
U.S. Bancorp	101,535	4,163,950
UniCredit S.p.A.	461,618	2,876,930
Unione di Banche Italiane SCPA (b)	87,002	617,301
United Overseas Bank, Ltd.	124,400	1,622,957
Wells Fargo & Co. (e)	267,710	13,746,908
Westpac Banking Corp.	301,042	6,328,406
Yamaguchi Financial Group, Inc. (b)	19,000	233,315
Zions Bancorporation (b)	11,360	312,854

		205,466,533

Beverages—1.1%
Anheuser-Busch InBev S.A.	77,584	8,240,513
Asahi Group Holdings, Ltd.	37,363	1,215,925
Brown-Forman Corp. - Class B (b)	8,927	865,026
Carlsberg A/S - Class B	10,357	797,053
Coca-Cola Amatil, Ltd.	55,254	350,106
Coca-Cola Co. (The) (e)	222,510	8,927,101
Coca-Cola Enterprises, Inc.	12,690	613,562
Coca-Cola HBC AG (a)	19,325	409,769
Constellation Brands, Inc. - Class A	9,475	1,186,365
Diageo plc	242,720	6,531,711
Dr Pepper Snapple Group, Inc.	10,940	864,807
Heineken Holding NV	9,760	695,928
Heineken NV	22,230	1,799,268
Kirin Holdings Co., Ltd.	79,148	1,042,573
Molson Coors Brewing Co. - Class B	9,005	747,595
Monster Beverage Corp. (a)	8,080	1,091,931
PepsiCo, Inc.	84,925	8,008,428
Pernod-Ricard S.A.	20,487	2,068,691
Remy Cointreau S.A. (b)	2,384	156,652
SABMiller plc	93,536	5,300,352
Suntory Beverage & Food, Ltd.	13,397	515,562
Treasury Wine Estates, Ltd.	61,864	285,952

		51,714,870

Biotechnology—0.8%
AbbVie, Inc.	98,592	5,364,391
Actelion, Ltd. (a)	9,911	1,260,754
Alexion Pharmaceuticals, Inc. (a)	11,200	1,751,568
Amgen, Inc.	42,883	5,931,576
Baxalta, Inc.	30,500	961,055
Biogen, Inc. (a)	13,330	3,889,827

MIST-2

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Celgene Corp. (a)	45,040	$4,871,977
CSL, Ltd.	45,723	2,881,050
Gilead Sciences, Inc.	85,220	8,367,752
Grifols S.A. (b)	14,437	597,169
Regeneron Pharmaceuticals, Inc. (a)	4,241	1,972,659
Vertex Pharmaceuticals, Inc. (a)	13,467	1,402,453

		39,252,231

Building Products—0.2%
Allegion plc	5,401	311,422
Asahi Glass Co., Ltd.	91,533	537,255
Assa Abloy AB - Class B	96,156	1,727,133
Cie de St-Gobain	46,081	2,001,743
Daikin Industries, Ltd.	22,691	1,275,815
Geberit AG	3,649	1,117,207
LIXIL Group Corp. (b)	25,629	521,245
Masco Corp.	20,075	505,488
TOTO, Ltd. (b)	13,500	422,559

		8,419,867

Capital Markets—0.9%
3i Group plc	93,823	663,629
Aberdeen Asset Management plc	89,934	404,487
Affiliated Managers Group, Inc. (a)	3,205	548,023
Ameriprise Financial, Inc.	10,615	1,158,415
Bank of New York Mellon Corp. (The)	63,785	2,497,183
BlackRock, Inc.	7,110	2,115,012
Charles Schwab Corp. (The)	64,645	1,846,261
Credit Suisse Group AG (a)	147,311	3,543,963
Daiwa Securities Group, Inc.	160,135	1,037,806
Deutsche Bank AG	133,076	3,577,572
E*Trade Financial Corp. (a)	16,215	426,941
Franklin Resources, Inc.	22,141	824,974
Goldman Sachs Group, Inc. (The)	23,150	4,022,544
Hargreaves Lansdown plc	25,170	460,862
ICAP plc	53,238	369,077
Invesco, Ltd.	24,320	759,514
Investec plc	52,979	406,103
Julius Baer Group, Ltd. (a)	21,594	982,486
Legg Mason, Inc.	5,730	238,425
Macquarie Group, Ltd.	28,164	1,531,135
Mediobanca S.p.A.	54,165	532,855
Morgan Stanley	86,260	2,717,190
Nomura Holdings, Inc.	350,326	2,032,669
Northern Trust Corp.	12,490	851,318
Partners Group Holding AG	1,546	525,263
Platinum Asset Management, Ltd. (b)	22,368	107,163
SBI Holdings, Inc.	20,583	232,795
Schroders plc	12,004	510,833
State Street Corp.	23,890	1,605,647
T. Rowe Price Group, Inc.	14,790	1,027,905
UBS Group AG	352,348	6,529,402

		44,087,452

Chemicals—1.2%
Air Liquide S.A.	33,285	3,944,225
Air Products & Chemicals, Inc.	10,845	1,383,605
Air Water, Inc.	15,767	237,782
Airgas, Inc.	3,760	335,881
Akzo Nobel NV	23,681	1,539,518
Arkema S.A.	6,333	410,961
Asahi Kasei Corp.	121,475	857,530
BASF SE	88,617	6,761,867
CF Industries Holdings, Inc.	14,300	642,070
Croda International plc	13,159	540,477
Daicel Corp.	27,442	337,569
Dow Chemical Co. (The)	63,240	2,681,376
E.I. du Pont de Nemours & Co.	51,555	2,484,951
Eastman Chemical Co.	8,380	542,354
Ecolab, Inc.	15,245	1,672,681
EMS-Chemie Holding AG	798	329,009
Evonik Industries AG	8,992	300,549
FMC Corp. (b)	7,440	252,290
Givaudan S.A. (a)	891	1,451,824
Hitachi Chemical Co., Ltd. (b)	10,088	139,480
Incitec Pivot, Ltd.	161,668	443,864
International Flavors & Fragrances, Inc.	4,585	473,447
Israel Chemicals, Ltd.	49,068	252,980
Israel Corp., Ltd. (The)	298	71,584
Johnson Matthey plc	19,818	736,158
JSR Corp. (b)	18,320	264,669
K&S AG	18,467	617,229
Kaneka Corp.	26,974	199,406
Kansai Paint Co., Ltd.	22,548	308,298
Koninklijke DSM NV	17,505	808,295
Kuraray Co., Ltd.	33,005	412,230
LANXESS AG	8,851	413,517
Linde AG	17,920	2,902,763
LyondellBasell Industries NV - Class A	23,971	1,998,223
Mitsubishi Chemical Holdings Corp.	130,632	685,194
Mitsubishi Gas Chemical Co., Inc.	37,159	171,889
Mitsui Chemicals, Inc. (b)	78,044	250,893
Monsanto Co.	29,580	2,524,357
Mosaic Co. (The)	17,880	556,247
Nippon Paint Holdings Co., Ltd. (b)	14,000	245,116
Nitto Denko Corp.	15,970	959,177
Novozymes A/S - B Shares	23,094	1,008,516
OCI NV (a) (b)	8,225	210,977
Orica, Ltd. (b)	36,064	382,006
PPG Industries, Inc.	15,690	1,375,856
Praxair, Inc.	16,525	1,683,236
Sherwin-Williams Co. (The)	4,760	1,060,433
Shin-Etsu Chemical Co., Ltd.	39,689	2,039,974
Sigma-Aldrich Corp.	6,685	928,680
Sika AG	209	646,626
Solvay S.A.	5,722	584,842
Sumitomo Chemical Co., Ltd.	143,637	729,602
Symrise AG	11,910	715,422
Syngenta AG	8,968	2,880,373
Taiyo Nippon Sanso Corp. (b)	14,268	135,919
Teijin, Ltd.	89,665	272,976
Toray Industries, Inc. (b)	141,548	1,226,757

MIST-3

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Umicore S.A. (b)	9,185	$353,941
Yara International ASA	17,325	692,324

		59,069,995

Commercial Services & Supplies—0.2%
ADT Corp. (The) (b)	9,722	290,688
Aggreko plc	24,639	355,376
Babcock International Group plc	24,179	334,483
Brambles, Ltd.	151,119	1,036,096
Cintas Corp. (b)	5,430	465,623
Dai Nippon Printing Co., Ltd.	53,963	524,741
Edenred	19,941	326,178
G4S plc	149,701	523,545
ISS A/S	14,331	476,691
Park24 Co., Ltd.	9,080	170,836
Pitney Bowes, Inc. (b)	11,410	226,489
Republic Services, Inc.	14,185	584,422
Secom Co., Ltd.	20,329	1,225,022
Securitas AB - B Shares	30,220	369,555
Societe BIC S.A.	2,800	435,255
Stericycle, Inc. (a)	4,815	670,778
Toppan Printing Co., Ltd.	49,929	402,922
Tyco International plc	24,925	833,990
Waste Management, Inc.	24,435	1,217,107

		10,469,797

Communications Equipment—0.4%
Alcatel-Lucent (a)	271,512	999,605
Cisco Systems, Inc. (e)	287,400	7,544,250
F5 Networks, Inc. (a)	4,185	484,623
Harris Corp.	5,890	430,854
Juniper Networks, Inc.	22,620	581,560
Motorola Solutions, Inc.	12,400	847,912
Nokia Oyj	354,876	2,431,266
QUALCOMM, Inc.	94,505	5,077,754
Telefonaktiebolaget LM Ericsson - B Shares	293,624	2,892,351

		21,290,175

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	18,216	523,811
Boskalis Westminster	8,381	366,891
Bouygues S.A.	19,456	692,407
CIMIC Group, Ltd.	9,707	160,524
Ferrovial S.A.	43,040	1,027,541
Fluor Corp.	8,895	376,703
Jacobs Engineering Group, Inc. (a) (b)	7,450	278,854
JGC Corp. (b)	20,182	268,387
Kajima Corp.	81,151	432,036
Obayashi Corp.	62,450	533,548
Quanta Services, Inc. (a) (b)	12,185	294,999
Shimizu Corp.	56,178	483,564
Skanska AB - B Shares	36,683	720,400
Taisei Corp.	98,221	642,531
Vinci S.A.	45,588	2,898,824

		9,701,020

Construction Materials—0.2%
Boral, Ltd.	75,520	279,875
CRH plc	67,737	1,791,884
CRH plc (London Exchange)	10,900	287,993
Fletcher Building, Ltd.	65,581	285,819
HeidelbergCement AG	13,600	931,243
Imerys S.A.	3,316	213,150
James Hardie Industries plc	43,384	523,619
LafargeHolcim, Ltd. (a)	40,139	2,108,798
Martin Marietta Materials, Inc. (b)	3,512	533,648
Taiheiyo Cement Corp.	113,000	339,988
Vulcan Materials Co.	7,350	655,620

		7,951,637

Consumer Finance—0.2%
Acom Co., Ltd. (a) (b)	38,500	197,300
AEON Financial Service Co., Ltd. (b)	10,105	200,088
American Express Co.	50,780	3,764,321
Capital One Financial Corp.	31,665	2,296,346
Credit Saison Co., Ltd. (b)	14,315	260,528
Discover Financial Services	25,985	1,350,960
Navient Corp.	23,635	265,657

		8,335,200

Containers & Packaging—0.1%
Amcor, Ltd.	116,424	1,081,582
Avery Dennison Corp.	5,200	294,164
Ball Corp.	7,770	483,294
Owens-Illinois, Inc. (a)	9,270	192,074
Rexam plc	68,012	539,146
Sealed Air Corp.	11,895	557,638
Toyo Seikan Group Holdings, Ltd. (b)	15,796	251,040
WestRock Co.	14,995	771,343

		4,170,281

Distributors—0.0%
Genuine Parts Co. (b)	8,615	714,097
Jardine Cycle & Carriage, Ltd. (b)	10,200	194,714

		908,811

Diversified Consumer Services—0.0%
Benesse Holdings, Inc. (b)	6,454	173,009
H&R Block, Inc.	15,455	559,471

		732,480

Diversified Financial Services—0.7%
ASX, Ltd.	18,765	500,515
Berkshire Hathaway, Inc. - Class B (a) (e)	108,724	14,177,609
CME Group, Inc.	17,785	1,649,381
Deutsche Boerse AG	18,622	1,603,070
Eurazeo S.A.	3,905	259,845
Exor S.p.A.	9,555	417,479
First Pacific Co., Ltd.	224,500	137,838
Groupe Bruxelles Lambert S.A.	7,805	589,523
Hong Kong Exchanges and Clearing, Ltd.	107,100	2,462,955
Industrivarden AB - C Shares	15,965	280,404

MIST-4

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc.	6,436	$1,512,396
Investment AB Kinnevik - B Shares	22,807	652,958
Investor AB - B Shares	43,946	1,512,525
Japan Exchange Group, Inc.	52,976	777,185
Leucadia National Corp.	17,775	360,121
London Stock Exchange Group plc	30,128	1,105,751
McGraw Hill Financial, Inc.	15,315	1,324,747
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,530	209,923
Moody’s Corp.	10,525	1,033,555
Nasdaq, Inc.	6,570	350,378
ORIX Corp.	127,710	1,651,965
Pargesa Holding S.A.	3,017	177,259
Singapore Exchange, Ltd. (b)	76,600	379,073
Wendel S.A.	2,767	323,923

		33,450,378

Diversified Telecommunication Services—1.2%
AT&T, Inc. (e)	345,880	11,268,762
Bezeq The Israeli Telecommunication Corp., Ltd.	185,314	354,484
BT Group plc	807,483	5,138,263
CenturyLink, Inc.	32,050	805,096
Deutsche Telekom AG	306,322	5,437,840
Elisa Oyj	13,822	467,879
Frontier Communications Corp.	56,465	268,209
HKT Trust & HKT, Ltd.	254,200	302,244
Iliad S.A.	2,544	515,055
Inmarsat plc	43,255	643,842
Koninklijke KPN NV	309,003	1,158,254
Level 3 Communications, Inc. (a)	15,714	686,545
Nippon Telegraph & Telephone Corp.	72,400	2,542,667
Orange S.A.	178,900	2,705,523
PCCW, Ltd.	394,700	204,183
Proximus	14,687	506,162
Singapore Telecommunications, Ltd.	761,400	1,910,717
Singapore Telecommunications, Ltd.	7,000	17,757
Spark New Zealand, Ltd.	177,023	337,421
Swisscom AG	2,499	1,249,261
TDC A/S	78,343	404,271
Telecom Italia S.p.A. (a)	974,783	1,198,506
Telecom Italia S.p.A. - Risparmio Shares	581,415	596,673
Telefonica Deutschland Holding AG (b)	57,071	348,308
Telefonica S.A.	429,776	5,209,031
Telenor ASA	72,432	1,354,927
TeliaSonera AB	250,666	1,351,905
Telstra Corp., Ltd.	412,846	1,629,809
TPG Telecom, Ltd.	26,556	202,993
Verizon Communications, Inc. (e)	233,620	10,164,806

		58,981,393

Electric Utilities—0.8%
American Electric Power Co., Inc.	27,550	1,566,493
AusNet Services	167,248	160,662
Cheung Kong Infrastructure Holdings, Ltd.	60,400	542,169
Chubu Electric Power Co., Inc.	62,137	918,826
Chugoku Electric Power Co., Inc. (The) (b)	28,634	395,412
CLP Holdings, Ltd.	182,482	1,557,416

Electric Utilities—(Continued)
Contact Energy, Ltd.	34,436	109,220
Duke Energy Corp.	39,815	2,864,291
Edison International	18,345	1,157,019
EDP - Energias de Portugal S.A.	223,434	819,014
Electricite de France S.A.	23,384	413,043
Endesa S.A.	30,538	643,432
Enel S.p.A.	680,444	3,042,539
Entergy Corp.	10,125	659,138
Eversource Energy	17,765	899,264
Exelon Corp.	48,424	1,438,193
FirstEnergy Corp.	23,625	739,699
Fortum Oyj	42,856	635,179
Hokuriku Electric Power Co.	16,211	218,518
Iberdrola S.A.	523,920	3,485,819
Kansai Electric Power Co., Inc. (The) (a)	67,933	760,452
Kyushu Electric Power Co., Inc. (a)	41,097	448,256
Mighty River Power, Ltd.	67,154	108,037
NextEra Energy, Inc.	24,645	2,404,120
Pepco Holdings, Inc.	14,060	340,533
Pinnacle West Capital Corp.	6,150	394,461
Power Assets Holdings, Ltd.	133,400	1,265,950
PPL Corp.	37,415	1,230,579
Red Electrica Corp. S.A.	10,441	867,312
Shikoku Electric Power Co., Inc. (b)	17,252	282,241
Southern Co. (The) (b)	50,395	2,252,657
SSE plc	95,293	2,161,109
Terna Rete Elettrica Nazionale S.p.A.	145,446	708,081
Tohoku Electric Power Co., Inc.	43,638	594,101
Tokyo Electric Power Co., Inc. (a)	139,485	935,994
Xcel Energy, Inc.	28,410	1,005,998

		38,025,227

Electrical Equipment—0.4%
ABB, Ltd. (a)	212,166	3,757,368
Alstom S.A. (a) (b)	20,930	647,021
AMETEK, Inc.	13,867	725,521
Eaton Corp. plc	26,838	1,376,789
Emerson Electric Co.	39,295	1,735,660
Fuji Electric Co., Ltd.	53,942	196,368
Legrand S.A.	25,571	1,359,507
Mabuchi Motor Co., Ltd.	4,800	209,728
Mitsubishi Electric Corp.	186,739	1,714,584
Nidec Corp.	21,000	1,446,829
OSRAM Licht AG	8,625	445,634
Prysmian S.p.A.	18,819	389,299
Rockwell Automation, Inc.	7,745	785,885
Schneider Electric SE	53,577	3,004,540
Vestas Wind Systems A/S	21,643	1,127,957

		18,922,690

Electronic Equipment, Instruments & Components—0.3%
Alps Electric Co., Ltd. (b)	16,705	474,002
Amphenol Corp. - Class A	17,670	900,463
Citizen Holdings Co., Ltd.	25,400	175,703
Corning, Inc.	72,740	1,245,309
FLIR Systems, Inc.	7,905	221,261

MIST-5

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hamamatsu Photonics KK	13,800	$312,324
Hexagon AB - B Shares	24,727	756,757
Hirose Electric Co., Ltd. (b)	2,900	316,696
Hitachi High-Technologies Corp.	6,711	145,759
Hitachi, Ltd.	466,158	2,356,012
Ibiden Co., Ltd. (b)	11,667	153,529
Ingenico Group	5,314	641,884
Keyence Corp.	4,488	2,009,447
Kyocera Corp.	31,000	1,422,513
Murata Manufacturing Co., Ltd.	19,646	2,551,389
Nippon Electric Glass Co., Ltd.	37,602	182,177
Omron Corp.	18,866	570,236
Shimadzu Corp.	24,283	350,914
TDK Corp.	11,925	678,299
TE Connectivity, Ltd.	23,000	1,377,470
Yaskawa Electric Corp. (b)	22,000	224,710
Yokogawa Electric Corp. (b)	22,043	231,023

		17,297,877

Energy Equipment & Services—0.3%
Amec Foster Wheeler plc	37,515	407,643
Baker Hughes, Inc.	24,525	1,276,281
Cameron International Corp. (a)	11,400	699,048
Diamond Offshore Drilling, Inc. (b)	3,715	64,270
Ensco plc - Class A	13,170	185,434
FMC Technologies, Inc. (a)	13,230	410,130
Halliburton Co.	47,950	1,695,033
Helmerich & Payne, Inc. (b)	6,105	288,522
National Oilwell Varco, Inc. (b)	24,205	911,318
Petrofac, Ltd. (b)	25,003	291,435
Saipem S.p.A. (a) (b)	25,369	203,705
Schlumberger, Ltd. (e)	73,090	5,041,017
Seadrill, Ltd. (a) (b)	35,657	208,366
Subsea 7 S.A. (a)	25,638	192,874
Technip S.A.	9,925	468,919
Tenaris S.A. (b)	45,600	548,688
Transocean, Ltd. (b)	19,180	247,806
Transocean, Ltd. (Swiss-Traded Shares) (b)	35,006	452,858
WorleyParsons, Ltd. (b)	19,861	82,737

		13,676,084

Food & Staples Retailing—0.9%
Aeon Co., Ltd. (b)	63,029	981,193
Carrefour S.A.	53,180	1,576,017
Casino Guichard Perrachon S.A.	5,490	292,370
Colruyt S.A. (b)	6,854	329,913
Costco Wholesale Corp.	24,695	3,570,156
CVS Health Corp.	65,315	6,301,591
Delhaize Group S.A.	9,962	883,132
Distribuidora Internacional de Alimentacion S.A. (a) (b)	59,120	357,329
FamilyMart Co., Ltd.	5,714	261,513
ICA Gruppen AB (b)	7,568	256,032
J Sainsbury plc (b)	129,307	511,768
Jeronimo Martins SGPS S.A.	24,196	326,767
Koninklijke Ahold NV	86,291	1,684,176

Food & Staples Retailing—(Continued)
Kroger Co. (The)	54,960	1,982,407
Lawson, Inc.	6,376	471,505
Metro AG	15,643	431,539
Seven & I Holdings Co., Ltd.	72,731	3,332,359
Sysco Corp. (b)	33,045	1,287,764
Tesco plc	783,726	2,177,752
Wal-Mart Stores, Inc. (e)	88,974	5,769,074
Walgreens Boots Alliance, Inc.	49,595	4,121,345
Wesfarmers, Ltd.	108,423	2,998,619
Whole Foods Market, Inc.	20,300	642,495
WM Morrison Supermarkets plc (b)	214,029	539,198
Woolworths, Ltd. (b)	121,872	2,131,114

		43,217,128

Food Products—1.1%
Ajinomoto Co., Inc.	54,281	1,146,353
Archer-Daniels-Midland Co.	36,355	1,506,915
Aryzta AG (a) (b)	8,440	358,182
Associated British Foods plc	34,372	1,742,011
Barry Callebaut AG (a) (b)	215	234,231
Calbee, Inc.	7,080	230,128
Campbell Soup Co. (b)	9,990	506,293
Chocoladefabriken Lindt & Spruengli AG	10	710,488
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	93	546,222
ConAgra Foods, Inc.	23,740	961,707
Danone S.A.	55,904	3,535,591
General Mills, Inc.	34,460	1,934,240
Golden Agri-Resources, Ltd. (b)	680,600	158,182
Hershey Co. (The)	8,365	768,576
Hormel Foods Corp.	7,505	475,142
J.M. Smucker Co. (The) (b)	5,785	660,011
Kellogg Co.	14,355	955,325
Kerry Group plc - Class A	9,160	688,804
Kerry Group plc - Class A (London Exchange) (b)	6,107	456,580
Keurig Green Mountain, Inc. (b)	6,883	358,880
Kikkoman Corp. (b)	14,100	389,119
Kraft Heinz Co. (The)	33,423	2,358,995
McCormick & Co., Inc. (b)	7,270	597,449
Mead Johnson Nutrition Co.	11,430	804,672
MEIJI Holdings Co., Ltd.	11,836	870,926
Mondelez International, Inc. - Class A	94,960	3,975,975
Nestle S.A.	311,137	23,430,639
NH Foods, Ltd.	16,715	342,096
Nisshin Seifun Group, Inc.	20,400	297,105
Nissin Foods Holdings Co., Ltd. (b)	6,234	287,468
Orkla ASA	78,647	584,218
Tate & Lyle plc	44,620	398,477
Toyo Suisan Kaisha, Ltd.	8,477	321,852
Tyson Foods, Inc. - Class A (b)	16,450	708,995
WH Group, Ltd. (144A) (a)	565,300	280,872
Wilmar International, Ltd.	185,339	335,935
Yakult Honsha Co., Ltd. (b)	8,492	425,348
Yamazaki Baking Co., Ltd.	10,748	165,834

		54,509,836

MIST-6

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.1%
AGL Resources, Inc.	6,730	$410,799
APA Group	107,511	647,172
Enagas S.A.	20,730	594,148
Gas Natural SDG S.A.	33,792	658,945
Hong Kong & China Gas Co., Ltd.	668,842	1,255,636
Osaka Gas Co., Ltd.	180,489	686,918
Snam S.p.A.	202,650	1,042,880
Toho Gas Co., Ltd. (b)	39,048	231,096
Tokyo Gas Co., Ltd.	223,460	1,086,250

		6,613,844

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	84,700	3,406,634
Baxter International, Inc.	30,500	1,001,925
Becton Dickinson & Co.	11,677	1,549,071
Boston Scientific Corp. (a)	74,680	1,225,499
C.R. Bard, Inc.	4,185	779,707
Cochlear, Ltd.	5,519	323,877
Coloplast A/S - Class B	10,777	764,569
DENTSPLY International, Inc.	7,945	401,779
Edwards Lifesciences Corp. (a)	6,030	857,285
Essilor International S.A.	19,789	2,417,181
Getinge AB - B Shares	19,294	430,856
Hoya Corp.	41,150	1,352,175
Intuitive Surgical, Inc. (a)	2,020	928,352
Medtronic plc	79,579	5,327,018
Olympus Corp.	24,806	772,477
Smith & Nephew plc	86,412	1,511,132
Sonova Holding AG	5,204	671,087
St. Jude Medical, Inc.	15,985	1,008,494
Stryker Corp.	16,870	1,587,467
Sysmex Corp.	14,100	745,589
Terumo Corp.	29,300	830,772
Varian Medical Systems, Inc. (a)	5,825	429,768
William Demant Holding A/S (a)	2,460	204,806
Zimmer Biomet Holdings, Inc.	9,535	895,623

		29,423,143

Health Care Providers & Services—0.7%
Aetna, Inc.	19,944	2,182,073
Alfresa Holdings Corp.	17,000	291,044
AmerisourceBergen Corp.	11,985	1,138,455
Anthem, Inc.	15,480	2,167,200
Cardinal Health, Inc.	18,930	1,454,203
Chartwell Retirement Residences	18,400	169,454
Cigna Corp.	14,825	2,001,672
DaVita HealthCare Partners, Inc. (a)	9,630	696,538
Express Scripts Holding Co. (a) (b)	42,014	3,401,453
Extendicare, Inc. (b)	9,350	56,121
Fresenius Medical Care AG & Co. KGaA	21,016	1,638,761
Fresenius SE & Co. KGaA	36,600	2,454,803
HCA Holdings, Inc. (a)	17,269	1,335,930
Healthscope, Ltd.	108,007	193,684
Henry Schein, Inc. (a)	4,803	637,454
Humana, Inc.	8,700	1,557,300
Laboratory Corp. of America Holdings (a)	4,825	523,368

Health Care Providers & Services—(Continued)
McKesson Corp.	13,055	2,415,567
Medipal Holdings Corp.	12,987	206,869
Miraca Holdings, Inc.	5,443	231,507
Patterson Cos., Inc.	4,780	206,735
Quest Diagnostics, Inc.	8,105	498,214
Ramsay Health Care, Ltd.	13,648	561,810
Ryman Healthcare, Ltd.	36,180	169,344
Sonic Healthcare, Ltd.	36,792	472,333
Suzuken Co., Ltd.	7,500	250,629
Tenet Healthcare Corp. (a) (b)	5,457	201,472
UnitedHealth Group, Inc.	54,800	6,357,348
Universal Health Services, Inc. - Class B	5,200	649,012

		34,120,353

Health Care Technology—0.0%
Cerner Corp. (a)	17,060	1,022,918
M3, Inc.	18,723	373,515

		1,396,433

Hotels, Restaurants & Leisure—0.7%
Accor S.A.	20,240	947,489
Aristocrat Leisure, Ltd.	51,979	316,817
Carnival Corp.	25,320	1,258,404
Carnival plc	17,767	917,075
Chipotle Mexican Grill, Inc. (a)	1,815	1,307,254
Compass Group plc	160,650	2,564,792
Crown Resorts, Ltd. (b)	34,811	242,563
Darden Restaurants, Inc.	7,375	505,483
Flight Centre Travel Group, Ltd. (b)	5,369	136,371
Galaxy Entertainment Group, Ltd.	225,571	579,293
Genting Singapore plc (b)	583,000	297,240
InterContinental Hotels Group plc	22,781	787,837
Marriott International, Inc. - Class A (b)	12,275	837,155
McDonald’s Corp.	55,340	5,452,650
McDonald’s Holdings Co. Japan, Ltd. (b)	6,377	143,190
Merlin Entertainments plc (144A)	68,466	385,701
MGM China Holdings, Ltd.	90,500	105,355
Oriental Land Co., Ltd. (b)	19,300	1,083,893
Pandox AB (a)	5,636	82,217
Royal Caribbean Cruises, Ltd. (b)	9,414	838,693
Sands China, Ltd.	233,435	708,467
Shangri-La Asia, Ltd.	119,200	102,913
SJM Holdings, Ltd.	189,856	135,400
Sodexo S.A.	9,088	753,805
Starbucks Corp.	84,660	4,812,074
Starwood Hotels & Resorts Worldwide, Inc.	10,765	715,657
Tabcorp Holdings, Ltd.	80,028	263,156
Tatts Group, Ltd.	139,490	369,298
TUI AG	43,845	809,996
Whitbread plc	17,531	1,239,993
William Hill plc	83,947	446,260
Wyndham Worldwide Corp. (b)	7,065	507,973
Wynn Macau, Ltd.	148,278	170,030
Wynn Resorts, Ltd. (b)	4,550	241,696
Yum! Brands, Inc.	24,740	1,977,963

		32,044,153

MIST-7

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.3%
Barratt Developments plc	95,709	$936,249
Casio Computer Co., Ltd. (b)	19,500	355,747
D.R. Horton, Inc.	18,650	547,564
Electrolux AB - Series B	23,276	658,556
Garmin, Ltd.	6,770	242,908
Harman International Industries, Inc.	3,830	367,642
Husqvarna AB - B Shares	39,758	260,936
Iida Group Holdings Co., Ltd.	14,204	222,476
Leggett & Platt, Inc. (b)	7,680	316,800
Lennar Corp. - Class A (b)	9,995	481,059
Mohawk Industries, Inc. (a)	3,460	628,993
Newell Rubbermaid, Inc.	15,425	612,527
Nikon Corp. (b)	32,855	397,674
Panasonic Corp.	213,028	2,162,674
Persimmon plc (a)	29,573	901,074
PulteGroup, Inc.	18,980	358,153
Rinnai Corp.	3,575	273,291
Sekisui Chemical Co., Ltd.	39,915	420,426
Sekisui House, Ltd.	57,549	904,213
Sharp Corp. (a) (b)	139,178	160,129
Sony Corp.	112,875	2,759,956
Taylor Wimpey plc	313,901	931,256
Techtronic Industries Co., Ltd.	131,100	487,430
Whirlpool Corp.	4,430	652,362

		16,040,095

Household Products—0.5%
Clorox Co. (The)	7,215	833,549
Colgate-Palmolive Co.	48,350	3,068,291
Henkel AG & Co. KGaA	10,027	885,347
Kimberly-Clark Corp.	21,135	2,304,560
Procter & Gamble Co. (The) (e)	152,625	10,979,843
Reckitt Benckiser Group plc	62,345	5,659,124
Svenska Cellulosa AB SCA - B Shares	56,772	1,590,867
Unicharm Corp. (b)	35,900	637,035

		25,958,616

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	37,485	366,978
Electric Power Development Co., Ltd.	13,870	425,468
Enel Green Power S.p.A. (b)	166,848	316,089
Meridian Energy, Ltd.	120,436	162,289
NRG Energy, Inc.	19,005	282,224

		1,553,048

Industrial Conglomerates—0.8%
3M Co.	36,545	5,180,985
CK Hutchison Holdings, Ltd.	273,446	3,575,252
Danaher Corp.	34,360	2,927,816
General Electric Co. (e)	565,545	14,263,045
Keihan Electric Railway Co., Ltd. (b)	49,000	327,786
Keppel Corp., Ltd. (b)	140,000	671,207
Koninklijke Philips NV	90,194	2,126,752
NWS Holdings, Ltd.	144,500	189,888
Roper Technologies, Inc.	5,690	891,623
Seibu Holdings, Inc.	11,513	233,800

Industrial Conglomerates—(Continued)
Sembcorp Industries, Ltd. (b)	94,600	230,243
Siemens AG	76,501	6,834,847
Smiths Group plc	38,087	580,302
Toshiba Corp. (a) (b)	387,779	979,266

		39,012,812

Insurance—1.9%
ACE, Ltd.	18,940	1,958,396
Admiral Group plc	20,167	459,134
Aegon NV	174,349	1,004,033
Aflac, Inc.	25,485	1,481,443
Ageas	20,059	823,404
AIA Group, Ltd.	1,162,073	6,050,384
Allianz SE	44,093	6,910,932
Allstate Corp. (The)	24,365	1,419,018
American International Group, Inc.	80,435	4,570,317
AMP, Ltd.	285,369	1,117,852
Aon plc	16,380	1,451,432
Assicurazioni Generali S.p.A.	112,658	2,066,318
Assurant, Inc.	4,005	316,435
Aviva plc	386,098	2,646,726
AXA S.A.	188,510	4,576,486
Baloise Holding AG	4,825	554,302
Chubb Corp. (The)	13,570	1,664,360
Cincinnati Financial Corp.	8,310	447,078
CNP Assurances	16,499	229,146
Dai-ichi Life Insurance Co., Ltd. (The)	104,022	1,663,553
Delta Lloyd NV	21,155	178,041
Direct Line Insurance Group plc	132,662	753,960
Genworth Financial, Inc. - Class A (a)	27,915	128,967
Gjensidige Forsikring ASA	19,318	260,461
Hannover Rueck SE	5,828	595,845
Hartford Financial Services Group, Inc. (The)	25,240	1,155,487
Insurance Australia Group, Ltd. (b)	225,925	772,837
Legal & General Group plc	573,327	2,070,334
Lincoln National Corp.	14,640	694,814
Loews Corp.	17,140	619,440
Mapfre S.A.	103,993	271,706
Marsh & McLennan Cos., Inc.	30,650	1,600,543
Medibank Private, Ltd.	265,179	451,020
MetLife, Inc. (f)	63,375	2,988,131
MS&AD Insurance Group Holdings, Inc.	48,939	1,316,348
Muenchener Rueckversicherungs-Gesellschaft AG	16,686	3,108,526
NN Group NV	18,605	533,703
Old Mutual plc	475,271	1,363,755
Principal Financial Group, Inc.	15,375	727,852
Progressive Corp. (The)	30,305	928,545
Prudential Financial, Inc.	25,930	1,976,125
Prudential plc	247,760	5,237,784
QBE Insurance Group, Ltd.	131,693	1,195,602
RSA Insurance Group plc	97,996	598,297
Sampo Oyj - A Shares	43,132	2,091,829
SCOR SE	14,874	534,237
Sompo Japan Nipponkoa Holdings, Inc.	32,766	955,382
Sony Financial Holdings, Inc.	16,788	276,464

MIST-8

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
St. James’s Place plc	50,679	$652,412
Standard Life plc	189,073	1,112,701
Suncorp Group, Ltd.	124,134	1,069,569
Swiss Life Holding AG (a)	3,104	693,950
Swiss Re AG	33,979	2,920,813
T&D Holdings, Inc.	55,902	662,118
Tokio Marine Holdings, Inc.	66,879	2,502,904
Torchmark Corp.	7,355	414,822
Travelers Cos., Inc. (The)	19,080	1,899,032
Tryg A/S	11,519	224,184
UnipolSai S.p.A.	76,845	167,602
Unum Group	14,295	458,584
XL Group plc	14,965	543,529
Zurich Insurance Group AG (a)	14,440	3,552,534

		91,671,538

Internet & Catalog Retail—0.4%
Amazon.com, Inc. (a)	21,390	10,949,327
Expedia, Inc.	5,585	657,243
Netflix, Inc. (a) (b)	23,681	2,445,300
Priceline Group, Inc. (The) (a)	2,995	3,704,396
Rakuten, Inc.	76,919	986,469
TripAdvisor, Inc. (a) (b)	6,305	397,341

		19,140,076

Internet Software & Services—0.8%
Akamai Technologies, Inc. (a)	10,010	691,291
Alphabet, Inc. - Class A (a) (e)	16,040	10,239,455
Alphabet, Inc. - Class C (a) (e)	17,166	10,444,138
eBay, Inc. (a)	63,675	1,556,217
Facebook, Inc. - Class A (a)	131,146	11,790,025
Kakaku.com, Inc. (b)	13,908	226,123
Mixi, Inc. (b)	4,014	138,068
United Internet AG	11,907	602,338
VeriSign, Inc. (a) (b)	6,335	446,998
Yahoo Japan Corp.	137,365	524,453
Yahoo!, Inc. (a)	52,095	1,506,066

		38,165,172

IT Services—0.9%
Accenture plc - Class A	35,595	3,497,565
Alliance Data Systems Corp. (a)	3,150	815,787
Amadeus IT Holding S.A. - A Shares	43,184	1,846,515
Atos SE	8,311	638,279
Automatic Data Processing, Inc.	27,095	2,177,354
Cap Gemini S.A.	14,995	1,336,143
Cognizant Technology Solutions Corp. - Class A (a)	34,250	2,144,392
Computer Sciences Corp.	8,155	500,554
Computershare, Ltd.	45,614	340,128
Fidelity National Information Services, Inc.	16,085	1,078,982
Fiserv, Inc. (a)	14,060	1,217,737
Fujitsu, Ltd.	179,016	780,670
International Business Machines Corp. (e)	52,296	7,581,351
Itochu Techno-Solutions Corp.	4,600	98,302
MasterCard, Inc. - Class A	55,500	5,001,660

IT Services—(Continued)
Nomura Research Institute, Ltd.	11,931	459,646
NTT Data Corp.	12,179	614,957
Otsuka Corp.	5,100	248,997
Paychex, Inc.	18,415	877,106
PayPal Holdings, Inc. (a)	63,675	1,976,472
Teradata Corp. (a) (b)	8,700	251,952
Total System Services, Inc.	9,295	422,272
Visa, Inc. - Class A (b)	110,960	7,729,474
Western Union Co. (The) (b)	29,820	547,495
Xerox Corp.	61,060	594,114

		42,777,904

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,110	398,508
Hasbro, Inc. (b)	6,445	464,942
Mattel, Inc. (b)	18,945	398,982
Sankyo Co., Ltd.	4,704	167,650
Sega Sammy Holdings, Inc.	17,948	175,738
Shimano, Inc.	7,641	1,076,883
Yamaha Corp.	16,200	359,583

		3,042,286

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,735	643,173
Lonza Group AG (a)	5,106	671,493
PerkinElmer, Inc.	6,290	289,088
QIAGEN NV (a)	21,267	548,536
Thermo Fisher Scientific, Inc.	22,530	2,754,968
Waters Corp. (a)	4,690	554,405

		5,461,663

Machinery—0.8%
Alfa Laval AB (b)	28,329	463,930
Amada Holdings Co., Ltd.	32,986	251,758
Andritz AG	7,526	339,572
Atlas Copco AB - A Shares	64,790	1,561,957
Atlas Copco AB - B Shares	37,649	844,095
Caterpillar, Inc. (b)	35,385	2,312,764
CNH Industrial NV (b)	91,459	597,021
Cummins, Inc.	9,695	1,052,683
Deere & Co. (b)	20,215	1,495,910
Dover Corp. (b)	9,400	537,492
FANUC Corp.	19,710	3,038,675
Flowserve Corp. (b)	7,680	315,955
GEA Group AG	17,657	671,062
Hino Motors, Ltd. (b)	25,133	256,727
Hitachi Construction Machinery Co., Ltd. (b)	10,358	138,871
IHI Corp.	133,748	344,371
Illinois Tool Works, Inc.	20,600	1,695,586
IMI plc	26,134	375,763
Ingersoll-Rand plc	15,065	764,850
Joy Global, Inc. (b)	5,535	82,638
JTEKT Corp.	19,917	279,477
Kawasaki Heavy Industries, Ltd. (b)	136,697	473,233
Komatsu, Ltd. (b)	90,087	1,325,891
Kone Oyj - Class B (b)	30,271	1,153,406

MIST-9

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Kubota Corp.	108,359	$1,492,227
Kurita Water Industries, Ltd.	10,324	219,574
Makita Corp. (b)	11,490	612,878
MAN SE	3,444	350,273
Melrose Industries plc	94,885	380,131
Metso Oyj (b)	10,930	227,637
Minebea Co., Ltd. (b)	31,000	330,052
Mitsubishi Heavy Industries, Ltd.	292,000	1,308,606
Nabtesco Corp.	11,740	214,615
NGK Insulators, Ltd.	24,922	478,329
NSK, Ltd.	45,169	438,536
PACCAR, Inc. (b)	19,995	1,043,139
Parker-Hannifin Corp. (b)	8,435	820,726
Pentair plc (b)	10,873	554,958
Sandvik AB	102,872	877,619
Schindler Holding AG	1,992	292,659
Schindler Holding AG (Participation Certificate)	4,310	620,533
Sembcorp Marine, Ltd. (b)	79,700	128,378
SKF AB - B Shares	38,286	705,372
SMC Corp.	5,213	1,144,950
Snap-on, Inc.	3,310	499,611
Stanley Black & Decker, Inc.	8,840	857,303
Sulzer AG (b)	2,324	227,942
Sumitomo Heavy Industries, Ltd.	52,676	208,957
THK Co., Ltd. (b)	11,652	185,403
Volvo AB - B Shares	148,056	1,421,312
Wartsila Oyj Abp	14,357	570,574
Weir Group plc (The)	20,606	365,487
Xylem, Inc.	10,240	336,384
Yangzijiang Shipbuilding Holdings, Ltd.	185,090	148,011
Zardoya Otis S.A. (b)	16,691	180,621

		37,616,484

Marine—0.1%
AP Moeller - Maersk A/S - Class A	372	560,651
AP Moeller - Maersk A/S - Class B	690	1,064,586
Kuehne & Nagel International AG	5,228	672,820
Mitsui OSK Lines, Ltd. (b)	109,913	264,281
Nippon Yusen KK	154,984	359,639

		2,921,977

Media—1.1%
Altice NV - Class A (a)	25,119	525,573
Altice NV - Class B (a)	8,373	186,792
Axel Springer SE	4,296	239,514
Cablevision Systems Corp. - Class A	12,185	395,647
CBS Corp. - Class B	27,250	1,087,275
Comcast Corp. - Class A	122,733	6,981,053
Comcast Corp. - Special Class A	21,369	1,223,162
Dentsu, Inc.	20,887	1,070,802
Discovery Communications, Inc. - Class A (a) (b)	8,250	214,747
Discovery Communications, Inc. - Class C (a) (b)	15,350	372,851
Eutelsat Communications S.A.	16,424	504,007
Hakuhodo DY Holdings, Inc.	22,490	214,467
Interpublic Group of Cos., Inc. (The)	23,725	453,859
ITV plc	369,558	1,378,883

Media—(Continued)
JCDecaux S.A.	7,562	274,114
Kabel Deutschland Holding AG (a)	2,134	277,698
Lagardere SCA	11,447	317,306
News Corp. - Class A (b)	28,021	353,625
News Corp. - Class B	6,256	80,202
Numericable-SFR SAS (a)	9,429	436,719
Omnicom Group, Inc. (b)	14,185	934,791
Pearson plc	79,142	1,352,621
ProSiebenSat.1 Media SE	21,110	1,033,752
Publicis Groupe S.A.	18,137	1,239,124
REA Group, Ltd. (b)	5,089	158,809
RELX NV	98,278	1,604,543
RELX plc	109,040	1,871,195
RTL Group S.A.	93	8,006
RTL Group S.A. (Brussels Exchange)	3,657	315,577
Scripps Networks Interactive, Inc. - Class A (b)	5,850	287,761
SES S.A.	30,944	976,440
Singapore Press Holdings, Ltd. (b)	154,000	416,237
Sky plc	99,618	1,576,367
TEGNA, Inc.	12,640	283,010
Telenet Group Holding NV (a)	5,090	291,859
Time Warner Cable, Inc.	15,735	2,822,387
Time Warner, Inc.	48,155	3,310,656
Toho Co., Ltd.	10,994	251,435
Twenty-First Century Fox, Inc. - Class A	70,858	1,911,749
Twenty-First Century Fox, Inc. - Class B	25,025	677,427
Viacom, Inc. - Class B	21,470	926,430
Vivendi S.A.	110,967	2,627,138
Walt Disney Co. (The)	88,979	9,093,654
Wolters Kluwer NV	29,128	898,072
WPP plc	126,687	2,638,234

		54,095,570

Metals & Mining—0.5%
Alcoa, Inc.	66,250	639,975
Alumina, Ltd.	241,405	191,300
Anglo American plc	134,755	1,127,317
Antofagasta plc (b)	38,122	289,080
ArcelorMittal (b)	96,437	503,885
BHP Billiton plc	202,619	3,093,209
BHP Billiton, Ltd.	308,109	4,859,406
Boliden AB	26,479	414,537
Fortescue Metals Group, Ltd. (b)	148,438	190,751
Freeport-McMoRan, Inc. (b)	58,500	566,865
Fresnillo plc (b)	21,130	189,421
Glencore plc (a)	1,073,097	1,495,360
Hitachi Metals, Ltd.	20,465	238,549
Iluka Resources, Ltd.	39,920	174,626
JFE Holdings, Inc. (b)	47,461	624,076
Kobe Steel, Ltd.	298,670	325,132
Maruichi Steel Tube, Ltd. (b)	4,500	102,031
Mitsubishi Materials Corp. (b)	107,804	328,857
Newcrest Mining, Ltd. (a)	73,955	669,351
Newmont Mining Corp.	28,035	450,522
Nippon Steel & Sumitomo Metal Corp.	73,309	1,339,207
Norsk Hydro ASA	129,754	433,384

MIST-10

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Nucor Corp.	17,940	$673,647
Randgold Resources, Ltd.	8,958	527,283
Rio Tinto plc	122,768	4,118,712
Rio Tinto, Ltd.	42,043	1,444,733
South32, Ltd. (a) (b)	510,728	493,557
Sumitomo Metal Mining Co., Ltd.	47,516	541,056
ThyssenKrupp AG	35,492	621,493
Voestalpine AG	10,870	374,009

		27,041,331

Multi-Utilities—0.5%
AGL Energy, Ltd.	64,954	730,184
Ameren Corp.	13,660	577,408
CenterPoint Energy, Inc.	24,200	436,568
Centrica plc	479,428	1,666,005
CMS Energy Corp.	15,455	545,871
Consolidated Edison, Inc. (b)	16,445	1,099,348
Dominion Resources, Inc. (b)	32,790	2,307,760
DTE Energy Co.	9,930	798,074
E.ON SE	193,061	1,656,250
Engie	140,977	2,282,895
National Grid plc	360,721	5,023,674
NiSource, Inc.	17,750	329,263
PG&E Corp.	26,545	1,401,576
Public Service Enterprise Group, Inc.	28,470	1,200,295
RWE AG	47,217	534,993
SCANA Corp. (b)	7,940	446,704
Sempra Energy	13,020	1,259,295
Suez Environnement Co.	28,758	517,262
TECO Energy, Inc. (b)	13,135	344,925
Veolia Environnement S.A.	43,402	994,615
WEC Energy Group, Inc. (b)	17,729	925,808

		25,078,773

Multiline Retail—0.2%
Dollar General Corp.	17,080	1,237,275
Dollar Tree, Inc. (a)	12,913	860,781
Don Quijote Holdings Co., Ltd.	11,500	435,138
Harvey Norman Holdings, Ltd. (b)	53,576	147,086
Isetan Mitsukoshi Holdings, Ltd.	34,297	517,131
J Front Retailing Co., Ltd.	22,900	373,728
Kohl’s Corp. (b)	11,525	533,723
Macy’s, Inc.	19,910	1,021,781
Marks & Spencer Group plc	158,908	1,207,551
Marui Group Co., Ltd. (b)	23,000	278,220
Next plc	14,013	1,617,294
Nordstrom, Inc. (b)	8,040	576,548
Ryohin Keikaku Co., Ltd.	2,312	473,352
Takashimaya Co., Ltd.	27,372	222,091
Target Corp.	35,690	2,807,375

		12,309,074

Oil, Gas & Consumable Fuels—2.2%
Anadarko Petroleum Corp.	28,535	1,723,229
Apache Corp.	21,595	845,660
BG Group plc	329,431	4,750,304

Oil, Gas & Consumable Fuels—(Continued)
BP plc	1,760,118	8,921,465
Cabot Oil & Gas Corp.	23,490	513,491
Caltex Australia, Ltd.	26,050	576,471
Chesapeake Energy Corp. (b)	29,235	214,293
Chevron Corp. (e)	107,100	8,448,048
Cimarex Energy Co.	4,915	503,689
Columbia Pipeline Group, Inc.	17,750	324,648
ConocoPhillips	69,320	3,324,587
CONSOL Energy, Inc. (b)	12,890	126,322
Delek Group, Ltd.	464	101,524
Devon Energy Corp.	21,620	801,886
Eni S.p.A.	245,445	3,861,917
EOG Resources, Inc.	30,890	2,248,792
EQT Corp.	8,510	551,193
Exxon Mobil Corp. (e)	240,389	17,872,922
Galp Energia SGPS S.A.	37,276	367,737
Hess Corp.	14,770	739,386
Idemitsu Kosan Co., Ltd. (b)	8,500	130,378
Inpex Corp.	91,707	819,324
JX Holdings, Inc. (b)	216,024	782,045
Kinder Morgan, Inc.	95,930	2,655,342
Koninklijke Vopak NV	6,851	273,913
Lundin Petroleum AB (a) (b)	20,889	269,348
Marathon Oil Corp.	37,980	584,892
Marathon Petroleum Corp.	32,010	1,483,023
Murphy Oil Corp. (b)	9,385	227,117
Neste Oyj	12,432	286,488
Newfield Exploration Co. (a)	7,700	253,330
Noble Energy, Inc.	20,300	612,654
Occidental Petroleum Corp.	43,945	2,906,962
OMV AG	14,226	345,818
ONEOK, Inc.	11,760	378,672
Origin Energy, Ltd. (d)	106,740	508,386
Phillips 66	31,540	2,423,534
Pioneer Natural Resources Co.	8,065	981,027
Range Resources Corp. (b)	9,505	305,301
Repsol S.A.	99,475	1,159,153
Royal Dutch Shell plc - A Shares	375,759	8,861,038
Royal Dutch Shell plc - B Shares	235,457	5,584,958
Santos, Ltd. (b)	94,916	266,553
Showa Shell Sekiyu KK	18,100	143,396
Southwestern Energy Co. (a) (b)	19,905	252,594
Spectra Energy Corp.	37,720	990,904
Statoil ASA	107,677	1,570,678
Tesoro Corp.	7,225	702,559
TonenGeneral Sekiyu KK	27,150	263,623
Total S.A.	206,522	9,311,061
Tullow Oil plc (a) (b)	87,107	223,832
Valero Energy Corp.	29,715	1,785,872
Williams Cos., Inc. (The)	37,865	1,395,325
Woodside Petroleum, Ltd.	71,544	1,462,818

		107,019,482

Paper & Forest Products—0.1%
International Paper Co.	24,035	908,283
Mondi plc	35,432	743,625

MIST-11

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
OJI Holdings Corp.	76,372	$327,988
Stora Enso Oyj - R Shares	53,109	402,318
UPM-Kymmene Oyj	51,496	773,684

		3,155,898

Personal Products—0.4%
Beiersdorf AG	9,774	864,832
Estee Lauder Cos., Inc. (The) - Class A	12,720	1,026,250
Kao Corp.	48,624	2,209,149
Kose Corp.	2,934	268,752
L’Oreal S.A.	24,367	4,237,102
Shiseido Co., Ltd. (b)	34,709	760,706
Unilever NV	157,169	6,325,152
Unilever plc	123,832	5,044,363

		20,736,306

Pharmaceuticals—3.4%
Allergan plc (a)	21,117	5,739,812
Astellas Pharma, Inc.	207,100	2,688,589
AstraZeneca plc	121,886	7,735,294
Bayer AG	79,786	10,197,309
Bristol-Myers Squibb Co.	93,435	5,531,352
Chugai Pharmaceutical Co., Ltd.	21,574	664,006
Daiichi Sankyo Co., Ltd. (b)	61,599	1,075,610
Eisai Co., Ltd. (b)	24,380	1,446,074
Eli Lilly & Co.	55,430	4,638,937
Endo International plc (a)	8,746	605,923
GlaxoSmithKline plc	469,371	8,997,709
Hisamitsu Pharmaceutical Co., Inc.	5,525	184,636
Johnson & Johnson (e)	159,020	14,844,517
Kyowa Hakko Kirin Co., Ltd.	22,167	331,030
Mallinckrodt plc (a)	6,370	407,298
Merck & Co., Inc. (e)	162,535	8,027,604
Merck KGaA	12,482	1,105,040
Mitsubishi Tanabe Pharma Corp.	21,801	383,739
Mylan NV (a)	21,085	848,882
Novartis AG	221,936	20,443,579
Novo Nordisk A/S - Class B	183,443	9,873,687
Ono Pharmaceutical Co., Ltd.	8,034	955,596
Orion Oyj - Class B	9,741	368,735
Otsuka Holdings Co., Ltd.	37,675	1,210,894
Perrigo Co. plc	7,553	1,187,860
Pfizer, Inc.	357,406	11,226,122
Roche Holding AG	67,785	17,919,236
Sanofi	114,567	10,914,299
Santen Pharmaceutical Co., Ltd.	35,900	483,830
Shionogi & Co., Ltd.	28,798	1,035,155
Shire plc	56,949	3,886,998
Sumitomo Dainippon Pharma Co., Ltd. (b)	15,300	153,211
Taisho Pharmaceutical Holdings Co., Ltd. (b)	3,039	174,987
Takeda Pharmaceutical Co., Ltd. (b)	76,250	3,360,873
Teva Pharmaceutical Industries, Ltd.	83,062	4,696,552
UCB S.A.	12,202	955,020
Zoetis, Inc.	28,240	1,162,923

		165,462,918

Professional Services—0.2%
Adecco S.A. (a)	16,419	1,203,921
Bureau Veritas S.A.	25,590	539,877
Capita plc	63,867	1,159,967
Dun & Bradstreet Corp. (The)	2,095	219,975
Equifax, Inc.	6,815	662,282
Experian plc	95,468	1,532,173
Intertek Group plc	15,614	575,562
Nielsen Holdings plc	17,133	761,905
Randstad Holding NV	12,180	726,801
Recruit Holdings Co., Ltd. (b)	13,636	410,181
Robert Half International, Inc.	7,720	394,955
Seek, Ltd. (b)	31,433	266,708
SGS S.A.	531	928,387

		9,382,694

Real Estate Investment Trusts—3.0%
Acadia Realty Trust (b)	7,355	221,165
Activia Properties, Inc.	50	209,595
Advance Residence Investment Corp.	142	299,561
Aedifica S.A.	1,327	78,953
AEON REIT Investment Corp.	100	105,475
Affine S.A.	700	12,233
Agree Realty Corp.	1,850	55,223
Alexander’s, Inc.	228	85,272
Alexandria Real Estate Equities, Inc.	7,718	653,483
Allied Properties Real Estate Investment Trust	8,270	216,464
Alstria Office REIT-AG (a) (b)	8,800	114,408
American Assets Trust, Inc.	4,150	169,569
American Campus Communities, Inc.	12,000	434,880
American Homes 4 Rent - Class A	16,024	257,666
American Tower Corp.	22,345	1,965,913
ANF Immobilier	750	16,738
Apartment Investment & Management Co. - Class A	24,915	922,353
Apple Hospitality REIT, Inc. (b)	17,800	330,546
Artis Real Estate Investment Trust	14,400	136,824
Ascendas Real Estate Investment Trust	406,300	670,201
Ashford Hospitality Trust, Inc.	10,150	61,915
Assura plc	107,550	89,123
Assura plc	21,510	1,546
AvalonBay Communities, Inc.	21,434	3,747,092
Befimmo S.A.	1,800	110,537
Beni Stabili S.p.A. SIIQ	113,907	88,561
Big Yellow Group plc	15,200	166,795
BioMed Realty Trust, Inc.	21,744	434,445
Boardwalk Real Estate Investment Trust	4,250	174,586
Boston Properties, Inc.	25,025	2,962,960
Brandywine Realty Trust (b)	19,076	235,016
British Land Co. plc (The)	202,928	2,580,088
Brixmor Property Group, Inc.	18,700	439,076
BWP Trust	52,148	113,367
Camden Property Trust	9,250	683,575
Canadian Apartment Properties REIT	12,600	267,957
Canadian Real Estate Investment Trust	7,700	236,395
CapitaLand Commercial Trust, Ltd.	412,900	389,924
CapitaLand Mall Trust	510,700	682,230

MIST-12

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Care Capital Properties, Inc.	8,849	$291,398
CBL & Associates Properties, Inc.	18,150	249,563
CDL Hospitality Trusts	68,200	62,346
Cedar Realty Trust, Inc.	9,000	55,890
Chambers Street Properties (b)	25,250	163,873
Champion REIT	252,300	126,271
Charter Hall Retail REIT	35,250	100,958
Chatham Lodging Trust	3,900	83,772
Chesapeake Lodging Trust	6,357	165,663
Cofinimmo S.A. (b)	2,145	226,506
Columbia Property Trust, Inc.	13,300	308,560
Cominar Real Estate Investment Trust	18,031	217,939
Corporate Office Properties Trust (b)	10,100	212,403
Cousins Properties, Inc.	22,644	208,778
Crombie Real Estate Investment Trust	8,250	79,254
Cromwell Property Group	155,950	105,304
Crown Castle International Corp.	18,810	1,483,545
CubeSmart	18,071	491,712
Daiwa House REIT Investment Corp. (b)	29	106,506
Daiwa House Residential Investment Corp. (b)	72	146,698
Daiwa Office Investment Corp.	28	135,288
DCT Industrial Trust, Inc.	9,402	316,471
DDR Corp.	32,600	501,388
Derwent London plc	10,650	587,717
Dexus Property Group	196,411	987,545
DiamondRock Hospitality Co.	21,400	236,470
Digital Realty Trust, Inc. (b)	14,450	943,874
Douglas Emmett, Inc.	14,464	415,406
Dream Global Real Estate Investment Trust	10,100	66,904
Dream Office Real Estate Investment Trust	11,550	183,484
Duke Realty Corp.	36,827	701,554
DuPont Fabros Technology, Inc.	7,000	181,160
EastGroup Properties, Inc.	3,483	188,709
Education Realty Trust, Inc. (b)	5,116	168,572
Empire State Realty Trust, Inc. - Class A (b)	9,729	165,685
EPR Properties (b)	6,197	319,579
Equinix, Inc. (b)	3,230	883,082
Equity Commonwealth (a)	13,759	374,795
Equity Lifestyle Properties, Inc.	8,169	478,458
Equity One, Inc. (b)	6,926	168,579
Equity Residential	58,880	4,423,066
Essex Property Trust, Inc.	10,650	2,379,423
Eurocommercial Properties NV	4,900	214,164
Extra Space Storage, Inc.	12,250	945,210
Federal Realty Investment Trust (b)	7,348	1,002,635
Federation Centres, Ltd.	882,284	1,704,356
FelCor Lodging Trust, Inc. (b)	15,300	108,171
First Industrial Realty Trust, Inc.	11,750	246,163
First Potomac Realty Trust	6,250	68,750
Fonciere Des Regions (b)	6,725	585,697
Fortune Real Estate Investment Trust	140,550	132,170
Franklin Street Properties Corp.	9,400	101,050
Frontier Real Estate Investment Corp.	51	197,804
Fukuoka REIT Corp. (b)	68	100,582
Gaming and Leisure Properties, Inc. (b)	9,300	276,210
Gecina S.A.	7,100	865,172
General Growth Properties, Inc.	89,111	2,314,213

Real Estate Investment Trusts—(Continued)
Getty Realty Corp.	2,650	$41,870
GLP J-Reit	224	214,326
Goodman Group	356,442	1,467,937
Government Properties Income Trust (b)	7,585	121,360
GPT Group (The)	359,035	1,141,741
Gramercy Property Trust, Inc. (b)	5,900	122,543
Granite Real Estate Investment Trust	5,050	142,210
Great Portland Estates plc	36,750	476,166
Green REIT plc	70,550	117,319
Grivalia Properties Real Estate Investment Co.	4,151	36,990
H&R Real Estate Investment Trust	29,594	456,162
Hamborner REIT AG (b)	6,350	61,344
Hammerson plc	159,026	1,503,466
Hansteen Holdings plc	73,250	133,958
HCP, Inc.	74,775	2,785,369
Healthcare Realty Trust, Inc.	10,710	266,144
Healthcare Trust of America, Inc. - Class A	13,575	332,723
Hersha Hospitality Trust	4,312	97,710
Hibernia REIT plc	71,650	101,484
Highwoods Properties, Inc.	10,050	389,437
Home Properties, Inc.	6,200	463,450
Hospitality Properties Trust	16,200	414,396
Host Hotels & Resorts, Inc. (b)	123,335	1,949,926
Hudson Pacific Properties, Inc.	7,850	226,002
Icade	6,995	474,680
Immobiliare Grande Distribuzione SIIQ S.p.A.	32,346	29,012
Industrial & Infrastructure Fund Investment Corp.	33	143,804
Inland Real Estate Corp.	9,200	74,520
InnVest Real Estate Investment Trust	10,426	38,907
Intervest Offices & Warehouses NV	1,450	33,526
Intu Properties plc (b)	188,203	940,620
Investa Office Fund	60,362	168,213
Investors Real Estate Trust	13,408	103,778
Invincible Investment Corp.	250	139,251
Iron Mountain, Inc. (b)	10,349	321,026
Japan Excellent, Inc.	121	133,464
Japan Hotel REIT Investment Corp.	309	197,218
Japan Logistics Fund, Inc. (b)	92	165,484
Japan Prime Realty Investment Corp.	161	522,672
Japan Real Estate Investment Corp.	255	1,176,405
Japan Retail Fund Investment Corp.	495	959,303
Kenedix Office Investment Corp.	40	190,192
Keppel REIT (b)	196,850	132,188
Kilroy Realty Corp.	9,884	644,041
Kimco Realty Corp.	66,988	1,636,517
Kite Realty Group Trust	8,762	208,623
Kiwi Property Group, Ltd.	135,250	111,446
Klepierre	35,208	1,597,043
Land Securities Group plc	160,323	3,060,561
Lar Espana Real Estate Socimi S.A. (b)	5,450	52,088
LaSalle Hotel Properties	12,050	342,099
Lexington Realty Trust	25,200	204,120
Liberty Property Trust	15,950	502,584
Link REIT	464,600	2,554,934
Londonmetric Property plc	62,400	155,134
LTC Properties, Inc. (b)	3,800	162,146
Macerich Co. (The)	24,827	1,907,210

MIST-13

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Mack-Cali Realty Corp.	9,507	$179,492
Mapletree Commercial Trust	139,900	123,417
Mapletree Industrial Trust	130,650	136,310
Mapletree Logistics Trust	155,950	107,439
Medical Properties Trust, Inc. (b)	24,950	275,947
Mercialys S.A.	4,400	95,193
Merlin Properties Socimi S.A. (a)	34,534	411,350
Mid-America Apartment Communities, Inc.	8,076	661,182
Mirvac Group	752,183	910,693
Morguard Real Estate Investment Trust	3,650	37,389
Mori Hills REIT Investment Corp.	144	169,654
Mori Trust Sogo REIT, Inc. (b)	106	181,959
National Health Investors, Inc. (b)	3,700	212,713
National Retail Properties, Inc.	14,333	519,858
New Senior Investment Group, Inc. (b)	8,600	89,956
New York REIT, Inc. (b)	17,450	175,547
Nippon Accommodations Fund, Inc.	50	166,418
Nippon Building Fund, Inc.	282	1,367,995
Nippon Prologis REIT, Inc.	297	538,942
Nomura Real Estate Master Fund, Inc. (b) (c) (d)	185	235,635
Nomura Real Estate Office Fund, Inc. (c) (d)	38	169,539
Northern Property Real Estate Investment Trust	3,400	50,268
NSI NV	14,643	56,828
Omega Healthcare Investors, Inc.	17,470	614,070
Orix JREIT, Inc.	235	318,126
Paramount Group, Inc.	15,374	258,283
Parkway Properties, Inc.	8,500	132,260
Pebblebrook Hotel Trust	7,700	272,965
Pennsylvania Real Estate Investment Trust	7,050	139,802
Physicians Realty Trust	7,600	114,684
Piedmont Office Realty Trust, Inc. - Class A	16,150	288,923
Plum Creek Timber Co., Inc. (b)	9,945	392,927
Post Properties, Inc.	5,800	338,082
Premier Investment Corp.	24	119,545
Primary Health Properties plc	11,294	69,223
ProLogis, Inc.	84,170	3,274,213
PS Business Parks, Inc.	2,150	170,667
Public Storage	23,696	5,014,784
Pure Industrial Real Estate Trust	20,200	67,207
QTS Realty Trust, Inc. - Class A	3,750	163,838
Ramco-Gershenson Properties Trust	8,328	125,003
Realty Income Corp. (b)	37,992	1,800,441
Redefine International plc	105,550	84,132
Regency Centers Corp.	9,950	618,392
Retail Opportunity Investments Corp. (b)	10,535	174,249
Retail Properties of America, Inc. - Class A	25,250	355,772
Rexford Industrial Realty, Inc.	5,750	79,293
RioCan Real Estate Investment Trust	33,888	646,780
RLJ Lodging Trust	13,950	352,516
Rouse Properties, Inc. (b)	3,850	59,983
Ryman Hospitality Properties, Inc.	5,186	255,307
Sabra Health Care REIT, Inc. (b)	6,950	161,101
Safestore Holdings plc	22,100	98,725
Saul Centers, Inc.	1,457	75,400
Scentre Group	1,059,896	2,909,195
Segro plc	150,874	981,199
Select Income REIT (b)	7,205	136,967

Real Estate Investment Trusts—(Continued)
Senior Housing Properties Trust	25,350	410,670
Shaftesbury plc	29,700	412,634
Shopping Centres Australasia Property Group	77,100	105,782
Silver Bay Realty Trust Corp.	3,650	58,437
Simon Property Group, Inc.	50,725	9,319,197
SL Green Realty Corp. (b)	16,290	1,761,926
Smart Real Estate Investment Trust	11,850	271,542
Sovran Self Storage, Inc.	3,868	364,752
Spirit Realty Capital, Inc.	44,962	410,953
STAG Industrial, Inc.	7,235	131,749
Starwood Waypoint Residential Trust	4,050	96,512
Stockland	480,211	1,300,684
STORE Capital Corp.	5,550	114,663
Strategic Hotels & Resorts, Inc. (a)	29,354	404,792
Summit Hotel Properties, Inc.	8,850	103,280
Sun Communities, Inc. (b)	5,496	372,409
Sunstone Hotel Investors, Inc.	22,258	294,473
Suntec Real Estate Investment Trust (b)	486,800	513,376
Tanger Factory Outlet Centers, Inc.	10,250	337,942
Target Healthcare REIT, Ltd.	15,200	25,931
Taubman Centers, Inc.	6,500	449,020
Terreno Realty Corp.	4,550	89,362
Tier REIT, Inc. (b)	5,050	74,336
Tokyu REIT, Inc. (b)	102	131,817
Top REIT, Inc.	19	73,621
Tritax Big Box REIT plc	72,400	139,698
UDR, Inc. (b)	28,000	965,440
Unibail-Rodamco SE (Amsterdam Exchange)	20	5,169
Unibail-Rodamco SE (Paris Exchange)	19,961	5,176,360
United Urban Investment Corp.	533	712,991
Universal Health Realty Income Trust	1,450	68,063
Urban Edge Properties	9,500	205,105
Urstadt Biddle Properties, Inc. - Class A (b)	2,800	52,472
Vastned Retail NV	2,057	89,147
Ventas, Inc.	51,940	2,911,756
VEREIT, Inc.	96,700	746,524
Vornado Realty Trust	27,980	2,529,952
Warehouses De Pauw SCA	1,521	118,048
Washington Real Estate Investment Trust (b)	7,244	180,593
Weingarten Realty Investors	11,908	394,274
Welltower, Inc.	55,695	3,771,665
Wereldhave Belgium NV	250	29,132
Wereldhave NV	4,300	248,274
Westfield Corp.	397,009	2,785,151
Weyerhaeuser Co.	29,720	812,545
Winthrop Realty Trust (a)	3,450	49,542
Workspace Group plc	12,400	176,072
WP Carey, Inc. (b)	9,401	543,472
WP GLIMCHER, Inc.	19,650	229,119
Xenia Hotels & Resorts, Inc. (b)	11,900	207,774

		149,441,023

Real Estate Management & Development—1.0%
ADLER Real Estate AG (a)	2,600	35,590
ADO Properties S.A. (144A) (a)	2,498	60,406
Aeon Mall Co., Ltd.	23,597	363,312

MIST-14

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Allreal Holding AG (a) (b)	1,050	$137,416
Azrieli Group	7,410	296,332
BUWOG AG (b)	5,450	115,705
CA Immobilien Anlagen AG (a)	7,782	143,511
Capital & Counties Properties plc	77,600	510,860
CapitaLand, Ltd.	517,250	977,236
Castellum AB	17,550	247,238
CBRE Group, Inc. - Class A (a)	15,715	502,880
Cheung Kong Property Holdings, Ltd.	574,546	4,210,760
City Developments, Ltd.	38,700	209,566
Citycon Oyj (a)	41,850	103,086
Conwert Immobilien Invest SE (a) (b)	6,550	88,571
Daejan Holdings plc	550	52,910
Daito Trust Construction Co., Ltd.	7,044	716,524
Daiwa House Industry Co., Ltd.	57,810	1,434,923
Deutsche Euroshop AG	4,900	220,171
Deutsche Wohnen AG	64,410	1,721,349
Development Securities plc	13,300	49,372
DIC Asset AG (b)	3,650	32,830
Dios Fastigheter AB	5,032	33,418
DO Deutsche Office AG	7,050	34,571
Entra ASA (144A)	6,718	54,316
Fabege AB (b)	14,150	207,848
Fastighets AB Balder - B Shares (a)	9,850	187,091
First Capital Realty, Inc.	9,600	134,522
Forest City Enterprises, Inc. - Class A (a)	25,100	505,263
Global Logistic Properties, Ltd.	301,668	433,911
Grainger plc	43,850	158,119
Grand City Properties S.A. (b)	8,600	165,090
Hang Lung Properties, Ltd.	453,100	1,019,628
Helical Bar plc	10,250	63,642
Hemfosa Fastigheter AB	8,424	89,913
Henderson Land Development Co., Ltd.	220,686	1,323,686
Hispania Activos Inmobiliarios S.A. (a)	7,250	100,867
Hongkong Land Holdings, Ltd.	125,650	832,873
Hufvudstaden AB - A Shares (b)	11,850	155,406
Hulic Co., Ltd.	66,493	602,742
Hysan Development Co., Ltd.	128,000	535,315
Inmobiliaria Colonial S.A. (a)	223,059	155,219
Kerry Properties, Ltd.	131,900	362,525
Killam Properties, Inc. (b)	5,650	42,126
Klovern AB - B Shares	40,000	37,801
Kungsleden AB	19,420	130,584
LEG Immobilien AG (a)	6,250	515,291
Lend Lease Group	53,125	469,473
Mitsubishi Estate Co., Ltd.	255,594	5,238,489
Mitsui Fudosan Co., Ltd.	191,968	5,279,254
Mobimo Holding AG (a)	650	131,244
New World Development Co., Ltd.	1,090,925	1,060,162
Nomura Real Estate Holdings, Inc.	24,809	500,221
Norwegian Property ASA (a)	26,350	29,239
NTT Urban Development Corp.	22,715	209,697
PSP Swiss Property AG (a)	4,259	350,648
Quintain Estates & Development plc (a)	52,250	111,420
Sino Land Co., Ltd.	616,300	945,377
Sponda Oyj	25,748	100,675
St. Modwen Properties plc	18,800	118,166

Real Estate Management & Development—(Continued)
Sumitomo Realty & Development Co., Ltd.	81,095	2,590,379
Sun Hung Kai Properties, Ltd.	342,678	4,466,492
Swire Pacific, Ltd. - Class A	56,900	639,536
Swire Properties, Ltd.	236,800	661,984
Swiss Prime Site AG (a)	13,151	962,514
TAG Immobilien AG (b)	12,600	149,280
Technopolis Oyj	10,150	39,065
TLG Immobilien AG	5,342	96,690
Tokyo Tatemono Co., Ltd.	40,800	488,672
Tokyu Fudosan Holdings Corp.	49,463	330,367
UNITE Group plc (The)	23,700	234,341
UOL Group, Ltd.	96,000	405,692
Vonovia SE	93,055	2,991,088
Wallenstam AB - B Shares (b)	21,100	173,791
Wharf Holdings, Ltd. (The)	277,550	1,571,869
Wheelock & Co., Ltd.	87,800	382,582
Wihlborgs Fastigheter AB	7,050	126,558

		50,967,280

Road & Rail—0.4%
Asciano, Ltd.	94,107	555,605
Aurizon Holdings, Ltd.	204,289	722,661
Central Japan Railway Co.	13,913	2,250,086
ComfortDelGro Corp., Ltd.	205,700	416,437
CSX Corp.	56,270	1,513,663
DSV A/S	17,126	640,948
East Japan Railway Co.	32,326	2,735,559
Hankyu Hanshin Holdings, Inc.	110,000	672,250
J.B. Hunt Transport Services, Inc.	5,296	378,134
Kansas City Southern	6,190	562,547
Keikyu Corp. (b)	44,373	353,980
Keio Corp.	55,672	396,441
Keisei Electric Railway Co., Ltd.	26,811	295,024
Kintetsu Group Holdings Co., Ltd. (b)	174,710	629,559
MTR Corp., Ltd.	140,200	610,223
Nagoya Railroad Co., Ltd. (b)	84,000	330,736
Nippon Express Co., Ltd.	81,307	389,214
Norfolk Southern Corp.	17,440	1,332,416
Odakyu Electric Railway Co., Ltd. (b)	59,552	537,100
Ryder System, Inc. (b)	3,000	222,120
Tobu Railway Co., Ltd.	98,045	421,833
Tokyu Corp.	107,569	790,376
Union Pacific Corp.	50,590	4,472,662
West Japan Railway Co.	15,889	994,694

		22,224,268

Semiconductors & Semiconductor Equipment—0.6%
Altera Corp.	17,390	870,891
Analog Devices, Inc.	17,640	995,072
Applied Materials, Inc.	68,660	1,008,615
ARM Holdings plc	136,183	1,962,563
ASM Pacific Technology, Ltd.	23,300	153,855
ASML Holding NV	33,825	2,965,527
Avago Technologies, Ltd. (b)	14,161	1,770,267
Broadcom Corp. - Class A	30,235	1,554,986
First Solar, Inc. (a)	4,270	182,542

MIST-15

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Infineon Technologies AG	108,809	$1,222,806
Intel Corp. (e)	279,070	8,411,170
KLA-Tencor Corp.	9,270	463,500
Lam Research Corp.	9,147	597,573
Linear Technology Corp.	13,380	539,883
Microchip Technology, Inc. (b)	11,230	483,901
Micron Technology, Inc. (a) (b)	60,270	902,845
NVIDIA Corp. (b)	28,970	714,110
Qorvo, Inc. (a)	8,523	383,961
Rohm Co., Ltd.	9,378	419,293
Skyworks Solutions, Inc.	10,871	915,447
STMicroelectronics NV (b)	61,497	418,746
Texas Instruments, Inc.	60,130	2,977,638
Tokyo Electron, Ltd. (b)	16,625	785,802
Xilinx, Inc.	15,080	639,392

		31,340,385

Software—1.0%
Activision Blizzard, Inc. (b)	28,969	894,852
Adobe Systems, Inc. (a)	26,620	2,188,696
Autodesk, Inc. (a) (b)	12,815	565,654
CA, Inc.	18,045	492,629
Citrix Systems, Inc. (a)	9,270	642,226
COLOPL, Inc. (a) (b)	4,741	76,447
Dassault Systemes S.A.	12,337	910,874
Electronic Arts, Inc. (a)	17,580	1,191,045
Gemalto NV (b)	7,706	500,157
GungHo Online Entertainment, Inc. (b)	38,539	114,329
Intuit, Inc.	15,995	1,419,556
Konami Corp. (b)	9,003	195,480
Microsoft Corp. (e)	464,455	20,556,778
Nexon Co., Ltd.	12,484	167,208
NICE Systems, Ltd.	5,588	313,145
Nintendo Co., Ltd.	10,287	1,737,904
Oracle Corp. (e)	183,310	6,621,157
Oracle Corp. Japan	3,733	158,030
Red Hat, Inc. (a)	10,635	764,444
Sage Group plc (The)	103,456	782,795
Salesforce.com, Inc. (a)	32,460	2,253,698
SAP SE	94,824	6,134,770
Symantec Corp.	38,900	757,383
Trend Micro, Inc. (b)	10,224	362,111

		49,801,368

Specialty Retail—0.8%
ABC-Mart, Inc. (b)	2,600	145,281
Advance Auto Parts, Inc.	4,220	799,817
AutoNation, Inc. (a)	4,405	256,283
AutoZone, Inc. (a)	1,835	1,328,228
Bed Bath & Beyond, Inc. (a) (b)	11,375	648,603
Best Buy Co., Inc.	16,345	606,726
CarMax, Inc. (a) (b)	12,350	732,602
Dixons Carphone plc	94,431	607,698
Dufry AG (a)	4,230	496,023
Fast Retailing Co., Ltd. (b)	5,179	2,102,881
GameStop Corp. - Class A (b)	6,345	261,478

Specialty Retail—(Continued)
Gap, Inc. (The) (b)	15,440	440,040
Hennes & Mauritz AB - B Shares	91,604	3,349,367
Hikari Tsushin, Inc.	1,900	133,058
Home Depot, Inc. (The)	75,870	8,762,226
Industria de Diseno Textil S.A.	105,246	3,525,701
Kingfisher plc	226,246	1,230,275
L Brands, Inc.	13,840	1,247,399
Lowe’s Cos., Inc.	55,620	3,833,330
Nitori Holdings Co., Ltd.	7,200	566,975
O’Reilly Automotive, Inc. (a)	5,865	1,466,250
Ross Stores, Inc.	23,680	1,147,770
Sanrio Co., Ltd. (b)	4,726	129,321
Shimamura Co., Ltd. (b)	2,200	237,412
Signet Jewelers, Ltd.	4,625	629,601
Sports Direct International plc (a) (b)	25,741	295,311
Staples, Inc.	36,285	425,623
Tiffany & Co.	6,320	488,030
TJX Cos., Inc. (The)	39,050	2,788,951
Tractor Supply Co. (b)	7,735	652,215
Urban Outfitters, Inc. (a)	5,750	168,935
USS Co., Ltd.	21,160	353,752
Yamada Denki Co., Ltd. (b)	65,270	263,570

		40,120,732

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc. (e)	330,962	36,505,108
Brother Industries, Ltd.	22,746	275,012
Canon, Inc.	102,933	2,982,080
EMC Corp.	114,310	2,761,730
FUJIFILM Holdings Corp.	44,753	1,679,169
Hewlett-Packard Co.	105,110	2,691,867
Konica Minolta, Inc.	44,253	467,142
NEC Corp.	251,087	773,942
NetApp, Inc.	17,970	531,912
Ricoh Co., Ltd. (b)	67,478	682,363
SanDisk Corp.	12,655	687,546
Seagate Technology plc (b)	18,360	822,528
Seiko Epson Corp.	27,000	382,211
Western Digital Corp.	12,395	984,659

		52,227,269

Textiles, Apparel & Luxury Goods—0.6%
Adidas AG	20,186	1,624,788
Asics Corp.	15,878	379,942
Burberry Group plc	42,907	890,484
Christian Dior SE	5,275	987,572
Cie Financiere Richemont S.A.	50,364	3,923,743
Coach, Inc.	15,450	446,969
Fossil Group, Inc. (a) (b)	2,599	145,232
Hanesbrands, Inc.	22,922	663,363
Hermes International	2,547	927,296
Hugo Boss AG	6,453	723,652
Kering	7,310	1,196,477
Li & Fung, Ltd.	564,300	434,278
Luxottica Group S.p.A.	16,269	1,130,926
LVMH Moet Hennessy Louis Vuitton SE	26,942	4,597,437

MIST-16

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Michael Kors Holdings, Ltd. (a)	11,597	$489,857
NIKE, Inc. - Class B	39,690	4,880,679
Pandora A/S	11,125	1,301,588
PVH Corp.	4,708	479,934
Ralph Lauren Corp.	3,495	412,969
Swatch Group AG (The)	4,799	347,008
Swatch Group AG (The) - Bearer Shares (b)	2,976	1,105,237
Under Armour, Inc. - Class A (a) (b)	9,372	907,022
VF Corp.	19,400	1,323,274
Yue Yuen Industrial Holdings, Ltd.	71,100	265,823

		29,585,550

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	27,085	275,454

Tobacco—0.7%
Altria Group, Inc.	111,725	6,077,840
British American Tobacco plc	179,855	9,939,980
Imperial Tobacco Group plc	92,343	4,779,506
Japan Tobacco, Inc.	106,131	3,301,505
Philip Morris International, Inc. (e)	88,005	6,981,437
Reynolds American, Inc.	46,564	2,061,388
Swedish Match AB	19,297	584,186

		33,725,842

Trading Companies & Distributors—0.3%
Ashtead Group plc	48,564	685,431
Brenntag AG	14,907	802,232
Bunzl plc	32,326	867,691
Fastenal Co. (b)	15,350	561,963
ITOCHU Corp. (b)	152,010	1,612,339
Marubeni Corp. (b)	158,709	779,167
Mitsubishi Corp. (b)	133,185	2,189,739
Mitsui & Co., Ltd. (b)	164,605	1,853,750
Noble Group, Ltd. (b)	456,000	133,391
Rexel S.A.	28,172	346,433
Sumitomo Corp. (b)	108,613	1,048,503
Toyota Tsusho Corp.	20,526	433,561
Travis Perkins plc	24,005	715,635
United Rentals, Inc. (a)	5,400	324,270
Wolseley plc	25,091	1,467,805
WW Grainger, Inc. (b)	3,420	735,334

		14,557,244

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A. (b)	43,335	685,609
Aena S.A. (144A) (a)	6,513	719,225
Aeroports de Paris	2,878	326,618
Atlantia S.p.A.	39,865	1,116,154
Auckland International Airport, Ltd.	91,033	284,669
Fraport AG Frankfurt Airport Services Worldwide	4,010	247,296
Groupe Eurotunnel SE	45,105	614,341
Hutchison Port Holdings Trust - Class U	541,202	298,235
Japan Airport Terminal Co., Ltd. (b)	4,100	177,151
Kamigumi Co., Ltd.	21,677	177,923

Transportation Infrastructure—(Continued)
Mitsubishi Logistics Corp. (b)	11,300	130,845
Sydney Airport	103,798	435,215
Transurban Group	184,711	1,291,793

		6,505,074

Water Utilities—0.0%
Severn Trent plc	23,097	764,699
United Utilities Group plc	65,790	922,274

		1,686,973

Wireless Telecommunication Services—0.4%
KDDI Corp.	168,756	3,779,178
Millicom International Cellular S.A.	6,428	402,132
NTT DoCoMo, Inc. (b)	147,401	2,471,279
SoftBank Group Corp.	92,732	4,266,637
StarHub, Ltd.	58,000	141,255
Tele2 AB - B Shares	30,588	298,378
Vodafone Group plc	2,557,875	8,088,098

		19,446,957

Total Common Stocks (Cost $1,870,781,048)		2,228,376,144

U.S. Treasury & Government Agencies—21.4%

Federal Agencies—1.6%
Federal Home Loan Bank
4.750%, 12/16/16	1,785,000	1,875,225
Federal Home Loan Mortgage Corp.
2.000%, 08/25/16	3,900,000	3,955,641
2.375%, 01/13/22	8,925,000	9,191,938
6.250%, 07/15/32	2,480,000	3,503,682
Federal National Mortgage Association
0.500%, 03/30/16	12,850,000	12,866,525
0.875%, 02/08/18	20,645,000	20,676,546
1.250%, 01/30/17	14,970,000	15,112,949
2.375%, 04/11/16	966,000	976,774
5.250%, 09/15/16	5,445,000	5,692,464
5.375%, 06/12/17	756,000	816,006
6.625%, 11/15/30	1,650,000	2,382,286
7.250%, 05/15/30	1,941,000	2,930,729

		79,980,765

U.S. Treasury—19.8%
U.S. Treasury Bonds
2.500%, 02/15/45	5,830,000	5,367,092
2.750%, 08/15/42 (g)	8,785,000	8,565,603
2.875%, 05/15/43	5,779,000	5,760,490
2.875%, 08/15/45	2,340,000	2,338,842
3.000%, 05/15/45	1,395,000	1,427,586
3.125%, 11/15/41 (g)	15,840,000	16,702,947
3.125%, 02/15/42	5,645,000	5,940,922
3.125%, 02/15/43	8,925,000	9,346,617

MIST-17

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 08/15/43	20,086,000	$23,117,741
3.750%, 08/15/41 (g)	8,025,000	9,419,344
4.250%, 05/15/39	1,235,000	1,556,485
4.375%, 05/15/40	6,650,000	8,534,683
4.375%, 05/15/41	7,495,000	9,661,520
4.750%, 02/15/41	1,780,000	2,414,032
6.000%, 02/15/26 (g)	14,292,000	19,535,377
6.250%, 08/15/23	4,620,000	6,109,830
6.250%, 05/15/30	1,815,000	2,696,645
7.250%, 05/15/16 (g)	13,085,000	13,649,461
8.875%, 02/15/19	2,158,000	2,722,198
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/19 (h)	14,540,106	14,490,510
0.125%, 04/15/20 (h)	20,683,654	20,550,347
0.125%, 01/15/22 (h)	7,468,528	7,277,826
0.125%, 07/15/22 (h)	11,489,373	11,203,782
0.625%, 07/15/21 (h)	16,057,915	16,283,095
1.125%, 01/15/21 (h)	8,737,579	9,079,803
1.250%, 07/15/20 (h)	6,921,511	7,266,327
1.375%, 01/15/20 (h)	4,522,635	4,745,587
1.875%, 07/15/19 (h)	4,313,281	4,606,395
2.125%, 01/15/19 (h)	919,268	979,260
U.S. Treasury Notes
0.625%, 11/30/17	19,755,000	19,718,987
0.750%, 12/31/17	8,888,000	8,891,706
0.750%, 03/31/18	30,165,000	30,121,804
0.875%, 11/30/16	2,003,000	2,013,145
0.875%, 01/31/18 (i)	63,035,000	63,202,421
1.250%, 11/30/18	16,530,000	16,662,587
1.250%, 01/31/19	6,545,000	6,588,465
1.250%, 04/30/19	8,909,000	8,956,797
1.375%, 06/30/18 (g)	21,010,000	21,293,425
1.375%, 03/31/20	9,890,000	9,919,878
1.375%, 08/31/20 (b)	11,905,000	11,918,953
1.500%, 08/31/18	39,415,000	40,083,202
1.500%, 01/31/19	5,070,000	5,146,182
1.500%, 11/30/19 (g)	29,340,000	29,651,737
1.500%, 05/31/20	9,830,000	9,915,501
1.625%, 06/30/20	13,695,000	13,867,790
1.625%, 07/31/20	7,875,000	7,971,185
1.625%, 11/15/22	16,550,000	16,389,664
1.750%, 05/15/23	47,565,000	47,159,936
1.875%, 10/31/17	13,345,000	13,672,366
2.000%, 01/31/16 (b)	7,770,000	7,819,168
2.000%, 04/30/16	4,967,000	5,018,220
2.000%, 11/15/21	17,230,000	17,582,681
2.000%, 02/15/22	9,370,000	9,558,253
2.000%, 02/15/23	9,615,000	9,741,947
2.000%, 02/15/25	5,275,000	5,254,396
2.000%, 08/15/25 (b)	4,260,000	4,237,482
2.125%, 08/15/21	11,970,000	12,320,685
2.125%, 05/15/25	13,955,000	14,038,953
2.250%, 11/30/17	16,220,000	16,752,649
2.250%, 11/15/24	6,890,000	7,018,829
2.375%, 07/31/17	15,830,100	16,341,080

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.625%, 01/31/18	18,655,000	$19,449,778
2.625%, 08/15/20	21,945,000	23,224,262
2.625%, 11/15/20	15,004,000	15,865,950
2.750%, 02/15/19	33,793,000	35,678,007
2.750%, 11/15/23	9,125,000	9,715,032
3.125%, 10/31/16	16,100,000	16,569,589
3.125%, 01/31/17	14,130,000	14,625,468
3.250%, 07/31/16	18,515,000	18,958,823
3.500%, 05/15/20	9,995,000	10,957,149
3.625%, 02/15/20	29,095,000	31,963,214
3.625%, 02/15/21	12,065,000	13,386,335

		970,574,028

Total U.S. Treasury & Government Agencies (Cost $1,030,296,086)		1,050,554,793

Foreign Government—4.7%

Sovereign—4.7%
Australia Government Bonds
2.750%, 04/21/24 (AUD)	1,710,000	1,218,133
3.750%, 04/21/37 (AUD)	530,000	401,645
5.250%, 03/15/19 (AUD)	510,000	398,466
5.750%, 05/15/21 (AUD)	2,345,000	1,955,593
6.000%, 02/15/17 (AUD)	230,000	170,412
Austria Government Bonds
3.150%, 06/20/44 (144A) (EUR)	275,000	416,678
3.400%, 11/22/22 (144A) (EUR)	1,390,000	1,879,246
4.150%, 03/15/37 (144A) (EUR)	380,000	633,011
Belgium Government Bonds
2.600%, 06/22/24 (144A) (EUR)	905,000	1,171,226
3.750%, 09/28/20 (144A) (EUR)	335,000	441,895
4.250%, 09/28/21 (144A) (EUR)	900,000	1,243,920
4.250%, 03/28/41 (144A) (EUR)	435,000	735,860
5.000%, 03/28/35 (144A) (EUR)	355,000	621,225
5.500%, 09/28/17 (144A) (EUR)	900,000	1,120,003
5.500%, 03/28/28 (EUR)	815,000	1,366,148
Bundesobligation
0.250%, 04/13/18 (EUR)	390,000	441,168
Bundesrepublik Deutschland
1.500%, 05/15/23 (EUR)	885,000	1,080,038
1.500%, 05/15/24 (EUR)	1,065,000	1,300,519
2.000%, 01/04/22 (EUR)	1,505,000	1,879,934
2.000%, 08/15/23 (EUR)	1,170,000	1,479,683
2.500%, 01/04/21 (EUR)	2,715,000	3,432,313
2.500%, 07/04/44 (EUR)	625,000	900,729
3.250%, 07/04/42 (EUR)	135,000	218,517
3.750%, 01/04/17 (EUR)	3,345,000	3,927,689
4.250%, 07/04/39 (EUR)	920,000	1,664,821
5.500%, 01/04/31 (EUR)	1,505,000	2,758,635
Canadian Government Bonds
2.750%, 06/01/22 (CAD)	1,075,000	889,588
3.500%, 06/01/20 (CAD)	420,000	354,005
3.500%, 12/01/45 (CAD)	225,000	216,064
4.000%, 06/01/16 (CAD)	695,000	532,799
4.000%, 06/01/41 (CAD)	975,000	983,029

MIST-18

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Denmark Government Bonds
5.750%, 06/01/29 (CAD)	385,000	$424,830
5.750%, 06/01/33 (CAD)	245,000	283,954
1.500%, 11/15/23 (DKK)	5,745,000	923,310
4.000%, 11/15/15 (DKK)	500,000	75,234
4.000%, 11/15/19 (DKK)	3,690,000	640,023
4.500%, 11/15/39 (DKK)	1,645,000	404,154
Finland Government Bond
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,980,469
France Government Bond OAT
1.750%, 05/25/23 (EUR)	545,000	662,671
2.250%, 10/25/22 (EUR)	1,270,000	1,593,893
2.250%, 05/25/24 (EUR) (b)	3,550,000	4,478,085
3.250%, 04/25/16 (EUR)	1,710,000	1,947,845
3.250%, 05/25/45 (EUR)	420,000	613,751
3.750%, 04/25/21 (EUR)	4,445,000	5,926,206
4.500%, 04/25/41 (EUR)	1,585,000	2,758,632
5.500%, 04/25/29 (EUR)	1,565,000	2,662,232
5.750%, 10/25/32 (EUR)	535,000	979,629
French Treasury Note BTAN
1.750%, 02/25/17 (EUR)	3,595,000	4,126,323
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	190,000	202,155
4.500%, 04/18/20 (EUR)	415,000	552,384
5.400%, 03/13/25 (EUR)	840,000	1,284,402
Italy Buoni Poliennali Del Tesoro
3.750%, 04/15/16 (EUR)	5,285,000	6,023,731
3.750%, 03/01/21 (EUR)	5,105,000	6,548,759
3.750%, 09/01/24 (EUR)	1,815,000	2,377,575
5.000%, 08/01/39 (EUR)	1,800,000	2,831,435
5.250%, 08/01/17 (EUR)	2,605,000	3,182,132
5.250%, 11/01/29 (EUR)	3,195,000	4,901,415
5.500%, 11/01/22 (EUR)	2,270,000	3,242,151
Japan Government Five Year Bonds
0.100%, 12/20/19 (JPY)	139,400,000	1,164,643
0.300%, 09/20/18 (JPY)	621,850,000	5,226,464
Japan Government Ten Year Bonds
0.500%, 12/20/24 (JPY)	418,000,000	3,551,598
0.800%, 09/20/22 (JPY)	78,700,000	687,212
0.800%, 12/20/22 (JPY)	274,150,000	2,394,622
0.800%, 09/20/23 (JPY)	389,900,000	3,407,160
1.700%, 03/20/17 (JPY)	1,292,250,000	11,036,880
Japan Government Thirty Year Bonds
1.800%, 09/20/43 (JPY)	398,450,000	3,661,960
1.900%, 09/20/42 (JPY)	268,850,000	2,523,131
2.300%, 03/20/40 (JPY)	363,450,000	3,668,856
Japan Government Twenty Year Bonds
1.200%, 12/20/34 (JPY)	41,550,000	353,919
1.300%, 06/20/35 (JPY)	55,600,000	478,948
1.400%, 12/20/22 (JPY)	876,300,000	7,973,954
1.500%, 03/20/33 (JPY)	90,500,000	823,685
1.700%, 12/20/31 (JPY)	561,250,000	5,296,003
1.700%, 09/20/32 (JPY)	182,400,000	1,714,619
1.700%, 09/20/33 (JPY)	470,300,000	4,389,728
2.100%, 06/20/29 (JPY)	555,050,000	5,518,807
2.100%, 12/20/29 (JPY)	75,500,000	751,627
2.500%, 12/21/20 (JPY)	808,300,000	7,591,141

Sovereign—(Continued)
Mexican Bonos
6.500%, 06/10/21 (MXN)	21,375,000	$1,324,021
7.250%, 12/15/16 (MXN)	12,170,000	749,275
7.750%, 11/13/42 (MXN)	3,375,000	220,044
10.000%, 11/20/36 (MXN)	4,580,000	368,472
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	905,000	1,141,229
3.750%, 01/15/42 (144A) (EUR)	645,000	1,100,001
4.500%, 07/15/17 (144A) (EUR)	1,240,000	1,502,630
5.500%, 01/15/28 (EUR)	1,250,000	2,129,331
Norway Government Bond
3.000%, 03/14/24 (144A) (NOK)	3,240,000	429,201
Poland Government Bonds
5.500%, 10/25/19 (PLN)	3,610,000	1,069,753
5.750%, 04/25/29 (PLN)	1,105,000	372,021
Singapore Government Bond
2.250%, 06/01/21 (SGD)	865,000	609,673
South Africa Government Bonds
8.250%, 09/15/17 (ZAR)	12,430,000	912,852
10.500%, 12/21/26 (ZAR)	10,465,000	865,684
Spain Government Bonds
2.750%, 10/31/24 (144A) (EUR)	1,990,000	2,398,024
3.150%, 01/31/16 (EUR)	2,940,000	3,319,577
3.800%, 01/31/17 (144A) (EUR)	2,725,000	3,195,454
4.000%, 04/30/20 (144A) (EUR)	2,190,000	2,794,472
4.200%, 01/31/37 (144A) (EUR)	650,000	886,940
4.400%, 10/31/23 (144A) (EUR)	445,000	600,359
4.700%, 07/30/41 (144A) (EUR)	425,000	622,538
5.850%, 01/31/22 (144A) (EUR)	2,230,000	3,185,489
6.000%, 01/31/29 (EUR)	770,000	1,223,572
Sweden Government Bonds
1.500%, 11/13/23 (SEK)	3,330,000	427,810
5.000%, 12/01/20 (SEK)	8,685,000	1,302,092
Switzerland Government Bond
4.000%, 02/11/23 (CHF)	415,000	564,248
United Kingdom Gilt
1.750%, 01/22/17 (GBP)	1,495,000	2,299,102
2.000%, 01/22/16 (GBP)	1,160,000	1,762,877
2.250%, 09/07/23 (GBP)	2,630,000	4,179,861
2.750%, 09/07/24 (GBP)	685,000	1,128,976
3.250%, 01/22/44 (GBP)	2,900,000	5,076,575
3.750%, 09/07/20 (GBP)	1,395,000	2,370,880
4.250%, 09/07/39 (GBP)	2,150,000	4,317,960
4.500%, 12/07/42 (GBP)	275,000	584,075
8.000%, 06/07/21 (GBP)	1,170,000	2,421,680

Total Foreign Government (Cost $261,810,232)		227,132,077

Mutual Funds—2.5%

Investment Company Securities—2.5%
F&C Commercial Property Trust, Ltd. (b)	56,350	117,852
F&C UK Real Estate Investment, Ltd.	24,950	37,769
iShares International Developed Real Estate ETF (b)	1,289,880	36,129,539
MedicX Fund, Ltd.	38,583	45,248

MIST-19

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—(Continued)
Picton Property Income, Ltd.	57,700	$60,267
Schroder Real Estate Investment Trust, Ltd.	55,400	48,826
Standard Life Investment Property Income Trust plc	30,790	39,238
UK Commercial Property Trust, Ltd.	65,250	84,673
Vanguard REIT ETF (b)	1,000,019	75,541,435
Vanguard Small-Cap ETF (b)	86,006	9,284,348

Total Mutual Funds (Cost $122,575,145)		121,389,195

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,286	362,947
Porsche Automobil Holding SE	14,774	628,823
Volkswagen AG	15,686	1,715,382

		2,707,152

Chemicals—0.0%
FUCHS Petrolub SE	6,782	299,316

Household Products—0.0%
Henkel AG & Co. KGaA	17,190	1,766,202

Total Preferred Stocks (Cost $5,997,945)		4,772,670

Short-Term Investments—30.4%

Mutual Fund—4.2%
State Street Navigator Securities Lending MET Portfolio (j)	206,795,243	206,795,243

Repurchase Agreement—25.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $1,237,160,050 on 10/01/15, collateralized by $1,226,635,000 U.S. Government Agency Obligations with rates ranging from 1.125% - 3.500%, maturity dates ranging from 12/31/18 - 05/15/20, with a value of $1,261,907,675.	1,237,160,050	1,237,160,050

U.S. Treasury—1.0%
U.S. Treasury Bills
0.030%, 11/27/15 (k)	50,000,000	49,997,625

Total Short-Term Investments (Cost $1,493,952,918)		1,493,952,918

Total Investments—104.5% (Cost $4,785,413,374)(l)		5,126,177,797
Other assets and liabilities (net)—(4.5)%		(218,626,045)

Net Assets—100.0%		$4,907,551,752

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $245,723,920 and the collateral received consisted of cash in the amount of $206,795,243 and non-cash collateral with a value of $50,796,615. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $99,029,112.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2015, the market value of securities pledged was $42,546,112.
(h)	Principal amount of security is adjusted for inflation.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $63,167,328.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(k)	The rate shown represents current yield to maturity.
(l)	As of September 30, 2015, the aggregate cost of investments was $4,785,413,374. The aggregate unrealized appreciation and depreciation of investments were $566,947,526 and $(226,183,103), respectively, resulting in net unrealized appreciation of $340,764,423.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $29,600,390, which is 0.6% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(ZAR)—	South African Rand

MIST-20

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	5,945,000	Barclays Bank plc	12/15/15	$6,112,205	$4,120
CHF	10,381,784	UBS AG	12/15/15	10,692,800	(11,829)
EUR	551,268	State Street Bank and Trust	10/27/15	628,773	(12,556)
EUR	6,350,000	Deutsche Bank AG	12/15/15	7,103,707	650
EUR	6,422,619	UBS AG	12/15/15	7,334,734	(149,131)
EUR	87,768,571	UBS AG	12/15/15	100,233,122	(2,037,960)
GBP	525,000	UBS AG	11/10/15	813,251	(19,208)
JPY	30,287,844	Goldman Sachs International	10/23/15	252,840	(306)
JPY	1,156,747,000	Royal Bank of Scotland plc	12/15/15	9,654,201	(26)
JPY	1,548,908,000	Royal Bank of Scotland plc	12/15/15	12,946,406	(19,268)
JPY	1,558,028,000	Royal Bank of Scotland plc	12/15/15	13,022,635	(19,382)

Contracts to Deliver
AUD	5,965,983	Goldman Sachs International	10/30/15	$4,180,633	$(522)
AUD	39,333,000	BNP Paribas S.A.	12/15/15	27,584,776	84,918
AUD	81,255,711	Credit Suisse International	12/15/15	57,886,000	1,075,674
CAD	4,807,566	UBS AG	10/02/15	3,630,900	28,401
CAD	4,807,566	Goldman Sachs International	11/19/15	3,588,418	(13,268)
CAD	6,530,000	Royal Bank of Scotland plc	12/15/15	4,934,894	43,220
CHF	539,380	State Street Bank and Trust	11/19/15	555,051	707
CHF	4,634,170	JPMorgan Chase Bank N.A.	12/15/15	4,777,017	9,298
CHF	5,747,614	State Street Bank and Trust	12/15/15	5,894,626	(18,625)
DKK	13,970,728	Royal Bank of Scotland plc	11/05/15	2,118,714	24,854
EUR	822,559	Citibank N.A.	10/27/15	921,350	1,879
EUR	99,801,871	Deutsche Bank AG	10/27/15	112,585,094	1,024,859
EUR	584,099	State Street Bank and Trust	10/27/15	659,063	6,146
EUR	300,000	State Street Bank and Trust	10/27/15	337,327	1,982
EUR	44,157,571	Royal Bank of Scotland plc	12/15/15	49,266,646	(136,686)
EUR	43,611,000	UBS AG	12/15/15	50,515,056	1,723,226
GBP	16,469,479	HSBC Bank USA	11/10/15	25,314,281	404,807
GBP	37,143,508	UBS AG	12/15/15	57,086,526	915,162
GBP	10,951,351	UBS AG	12/15/15	16,622,013	60,510
JPY	8,647,472,059	State Street Bank and Trust	10/23/15	72,010,060	(91,034)
JPY	75,380,730	State Street Bank and Trust	10/23/15	624,190	(4,321)
JPY	1,416,195,000	Deutsche Bank AG	12/15/15	11,704,397	(115,121)
JPY	141,833,000	Deutsche Bank AG	12/15/15	1,172,204	(11,530)
MXN	46,470,033	BNP Paribas S.A.	11/20/15	2,718,040	(20,010)
NOK	3,389,307	State Street Bank and Trust	11/05/15	413,670	15,766
PLN	5,364,981	State Street Bank and Trust	10/30/15	1,419,935	9,377
SEK	13,363,391	Goldman Sachs International	11/05/15	1,621,397	23,608
SGD	871,442	State Street Bank and Trust	11/06/15	622,205	10,564
ZAR	25,785,013	Goldman Sachs International	10/13/15	1,947,288	90,173

Net Unrealized Appreciation					$2,879,118

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/15	970	AUD	124,151,900	$967,499
Canada Government Bond 10 Year Futures	12/18/15	157	CAD	22,524,923	(197,747)
Euro Stoxx 50 Index Futures	12/18/15	1,206	EUR	37,179,568	109,385
Euro-Bund Futures	12/08/15	914	EUR	140,559,997	2,455,668
MSCI EAFE Mini Index Futures	12/18/15	90	USD	7,627,419	(204,669)
S&P 500 E-Mini Index Futures	12/18/15	1,311	USD	127,675,263	(2,559,978)

MIST-21

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/21/15	204	USD	26,104,216	$157,596
U.S. Treasury Ultra Long Bond Futures	12/21/15	599	USD	96,561,145	(477,801)
United Kingdom Long Gilt Bond Futures	12/29/15	884	GBP	104,208,841	1,573,560

Futures Contracts—Short
FTSE 100 Index Futures	12/18/15	(586)	GBP	(35,168,216)	(151,569)
Hang Seng Index Futures	10/29/15	(252)	HKD	(266,542,573)	588,818
Japanese Government 10 Year Bond Futures	12/14/15	(93)	JPY	(13,748,128,620)	(256,336)
SPI 200 Futures	12/17/15	(745)	AUD	(93,290,539)	24,682
TOPIX Index Futures	12/10/15	(159)	JPY	(2,244,827,545)	4,522

Net Unrealized Appreciation					$2,033,630

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	0.403%	02/08/16	Citibank N.A.	S&P 400 Midcap Total Return Index	USD	150,129,666	$(14,101,792)	$—	$(14,101,792)
Pay	3M LIBOR	1.000%	03/18/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	56,574,859	(5,631,564)	—	(5,631,564)
Pay	3M LIBOR	1.000%	04/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	288,225	(36,550)	—	(36,550)
Pay	3M LIBOR	0.377%	04/20/16	Goldman Sachs International	S&P 400 Midcap Total Return Index	USD	9,389,669	(864,858)	—	(864,858)
Pay	3M LIBOR	1.000%	04/20/16	Goldman Sachs International	Russell 2000 Total Return Index	USD	100,140,232	(12,698,761)	—	(12,698,761)

Totals								$(33,333,525)	$—	$(33,333,525)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.165%	09/25/25	USD	1,227,800,000	$17,786,402

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.24	5.000%	06/20/20	Morgan Stanley Capital Services, LLC	4.291%	USD	74,216,340	$2,133,020	$4,793,000	$(2,659,980)
CDX.NA.HY.25	5.000%	12/20/20	Citibank N.A.	5.003%	USD	11,467,000	(1,310)	(28,668)	27,358
CDX.NA.HY.25	5.000%	12/20/20	JPMorgan Chase Bank N.A.	5.003%	USD	11,465,000	(1,310)	(49,299)	47,989

Totals							$2,130,400	$4,715,033	$(2,584,633)

(a)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities

MIST-22

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(REIT)—	Real Estate Investment Trust
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-23

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,484,895	$12,377,461	$—	$38,862,356
Air Freight & Logistics	7,152,076	4,437,679	—	11,589,755
Airlines	6,536,280	2,885,961	—	9,422,241
Auto Components	3,827,872	14,727,499	—	18,555,371
Automobiles	5,919,140	41,229,257	—	47,148,397
Banks	58,484,170	146,982,363	0	205,466,533
Beverages	22,304,815	29,410,055	—	51,714,870
Biotechnology	34,513,258	4,738,973	—	39,252,231
Building Products	816,910	7,602,957	—	8,419,867
Capital Markets	20,639,352	23,448,100	—	44,087,452
Chemicals	20,595,687	38,474,308	—	59,069,995
Commercial Services & Supplies	4,289,097	6,180,700	—	10,469,797
Communications Equipment	14,966,953	6,323,222	—	21,290,175
Construction & Engineering	950,556	8,750,464	—	9,701,020
Construction Materials	1,189,268	6,762,369	—	7,951,637
Consumer Finance	7,677,284	657,916	—	8,335,200
Containers & Packaging	2,298,513	1,871,768	—	4,170,281
Distributors	714,097	194,714	—	908,811
Diversified Consumer Services	559,471	173,009	—	732,480
Diversified Financial Services	20,408,187	13,042,191	—	33,450,378
Diversified Telecommunication Services	23,193,418	35,787,975	—	58,981,393
Electric Utilities	16,952,445	21,072,782	—	38,025,227
Electrical Equipment	4,623,855	14,298,835	—	18,922,690
Electronic Equipment, Instruments & Components	3,744,503	13,553,374	—	17,297,877
Energy Equipment & Services	10,818,859	2,857,225	—	13,676,084
Food & Staples Retailing	23,674,832	19,542,296	—	43,217,128
Food Products	16,573,175	37,936,661	—	54,509,836
Gas Utilities	410,799	6,203,045	—	6,613,844
Health Care Equipment & Supplies	19,398,622	10,024,521	—	29,423,143
Health Care Providers & Services	27,649,569	6,470,784	—	34,120,353
Health Care Technology	1,022,918	373,515	—	1,396,433
Hotels, Restaurants & Leisure	18,455,002	13,589,151	—	32,044,153
Household Durables	4,208,008	11,832,087	—	16,040,095
Household Products	17,186,243	8,772,373	—	25,958,616
Independent Power and Renewable Electricity Producers	649,202	903,846	—	1,553,048
Industrial Conglomerates	23,263,469	15,749,343	—	39,012,812
Insurance	27,444,350	64,227,188	—	91,671,538
Internet & Catalog Retail	18,153,607	986,469	—	19,140,076
Internet Software & Services	36,674,190	1,490,982	—	38,165,172
IT Services	36,414,267	6,363,637	—	42,777,904
Leisure Products	863,924	2,178,362	—	3,042,286
Life Sciences Tools & Services	4,241,634	1,220,029	—	5,461,663
Machinery	12,369,999	25,246,485	—	37,616,484
Marine	—	2,921,977	—	2,921,977
Media	32,122,651	21,972,919	—	54,095,570
Metals & Mining	2,331,009	24,710,322	—	27,041,331
Multi-Utilities	11,672,895	13,405,878	—	25,078,773
Multiline Retail	7,037,483	5,271,591	—	12,309,074
Oil, Gas & Consumable Fuels	56,177,254	50,842,228	—	107,019,482
Paper & Forest Products	908,283	2,247,615	—	3,155,898
Personal Products	1,026,250	19,710,056	—	20,736,306
Pharmaceuticals	54,221,230	111,241,688	—	165,462,918
Professional Services	2,039,117	7,343,577	—	9,382,694
Real Estate Investment Trusts	97,845,946	51,189,903	405,174	149,441,023
Real Estate Management & Development	1,184,791	49,782,489	—	50,967,280

MIST-24

Met Investors Series Trust

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$8,481,542	$13,742,726	$—	$22,224,268
Semiconductors & Semiconductor Equipment	23,411,793	7,928,592	—	31,340,385
Software	38,348,118	11,453,250	—	49,801,368
Specialty Retail	26,684,107	13,436,625	—	40,120,732
Technology Hardware, Storage & Peripherals	44,985,350	7,241,919	—	52,227,269
Textiles, Apparel & Luxury Goods	9,749,299	19,836,251	—	29,585,550
Thrifts & Mortgage Finance	275,454	—	—	275,454
Tobacco	15,120,665	18,605,177	—	33,725,842
Trading Companies & Distributors	1,621,567	12,935,677	—	14,557,244
Transportation Infrastructure	—	6,505,074	—	6,505,074
Water Utilities	—	1,686,973	—	1,686,973
Wireless Telecommunication Services	—	19,446,957	—	19,446,957
Total Common Stocks	1,043,559,575	1,184,411,395	405,174	2,228,376,144
Total U.S. Treasury & Government Agencies*	—	1,050,554,793	—	1,050,554,793
Total Foreign Government*	—	227,132,077	—	227,132,077
Mutual Funds
Investment Company Securities	120,955,322	433,873	—	121,389,195
Total Preferred Stocks*	—	4,772,670	—	4,772,670
Short-Term Investments
Mutual Fund	206,795,243	—	—	206,795,243
Repurchase Agreement	—	1,237,160,050	—	1,237,160,050
U.S. Treasury	—	49,997,625	—	49,997,625
Total Short-Term Investments	206,795,243	1,287,157,675	—	1,493,952,918
Total Investments	$1,371,310,140	$3,754,462,483	$405,174	$5,126,177,797

Collateral for Securities Loaned (Liability)	$—	$(206,795,243)	$—	$(206,795,243)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,559,901	$—	$5,559,901
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,680,783)	—	(2,680,783)
Total Forward Contracts	$—	$2,879,118	$—	$2,879,118
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,881,730	$—	$—	$5,881,730
Futures Contracts (Unrealized Depreciation)	(3,848,100)	—	—	(3,848,100)
Total Futures Contracts	$2,033,630	$—	$—	$2,033,630
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$17,786,402	$—	$17,786,402
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,133,020	$—	$2,133,020
OTC Swap Contracts at Value (Liabilities)	—	(33,336,145)	—	(33,336,145)
Total OTC Swap Contracts	$—	$(31,203,125)	$—	$(31,203,125)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $6,559,878 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Depreciation	Sales	Transfers In	Balance as of September 30, 2015	Change in Unrealized Depreciation from Investments Still Held at September 30, 2015
Common Stocks
Banks	$0	$0	$—	$—	$0	$0
Real Estate Investment Trusts	—	(20,961)	(11,284)	437,419	405,174	(21,581)

	$0	$(20,961)	$(11,284)	$437,419	$405,174	$(21,581)

MIST-25

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—60.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
General Dynamics Corp.	812	$112,015
Spirit AeroSystems Holdings, Inc. - Class A (a)	485	23,445
Teledyne Technologies, Inc. (a)	1,907	172,202

		307,662

Air Freight & Logistics—0.9%
Atlas Air Worldwide Holdings, Inc. (a)	901	31,139
bpost S.A.	6,138	145,738
Deutsche Post AG	18,458	510,854
FedEx Corp.	1,837	264,491
Park-Ohio Holdings Corp.	396	11,429

		963,651

Airlines—0.3%
Air New Zealand, Ltd.	13,037	20,517
Alaska Air Group, Inc.	3,437	273,070
JetBlue Airways Corp. (a)	913	23,528

		317,115

Auto Components—0.3%
Bridgestone Corp.	300	10,430
Cie Automotive S.A.	4,621	64,497
Exedy Corp.	600	13,359
FCC Co., Ltd.	4,000	64,335
Keihin Corp.	1,800	25,579
Kongsberg Automotive ASA (a)	29,173	14,548
Modine Manufacturing Co. (a)	1,070	8,421
Nexteer Automotive Group, Ltd.	28,000	28,362
NOK Corp.	1,400	30,310
Standard Motor Products, Inc.	513	17,894
Takata Corp. (a)	1,500	16,479
Toyoda Gosei Co., Ltd.	800	15,796
Toyota Boshoku Corp.	1,600	27,295

		337,305

Automobiles—1.0%
Daimler AG	7,211	522,718
Peugeot S.A. (a)	1,006	15,198
Toyota Motor Corp.	8,100	476,396

		1,014,312

Banks—6.2%
Bancfirst Corp.	293	18,488
Banco Santander S.A.	23,830	126,887
Bank of Queensland, Ltd.	3,127	25,569
Berkshire Hills Bancorp, Inc.	3,380	93,085
BNC Bancorp	846	18,807
Cathay General Bancorp	3,135	93,925
Dah Sing Financial Holdings, Ltd.	2,000	11,007
DBS Group Holdings, Ltd.	14,300	163,379
DNB ASA	18,636	242,864
First Merchants Corp.	1,222	32,041
Great Southern Bancorp, Inc.	432	18,706
HSBC Holdings plc	27,299	206,511
Huntington Bancshares, Inc.	1,222	12,953

Banks—(Continued)
Iberiabank Corp.	360	20,956
Independent Bank Corp./Rockland Trust	3,378	155,726
International Bancshares Corp.	5,763	144,248
Intesa Sanpaolo S.p.A.	57,649	203,587
Mitsubishi UFJ Financial Group, Inc.	111,600	674,494
Mizuho Financial Group, Inc.	350,500	658,364
National Penn Bancshares, Inc.	2,364	27,777
Oversea-Chinese Banking Corp., Ltd.	26,200	162,217
Pinnacle Financial Partners, Inc.	323	15,959
PNC Financial Services Group, Inc. (The)	758	67,614
Renasant Corp.	4,995	164,086
Royal Bank of Canada	9,200	508,706
Simmons First National Corp. - Class A	651	31,202
Southside Bancshares, Inc.	992	27,330
Sparebank 1 Nord Norge	2,534	10,794
Sumitomo Mitsui Financial Group, Inc.	16,400	624,307
Sydbank A/S	1,767	67,330
Toronto-Dominion Bank (The)	12,960	510,825
UniCredit S.p.A.	1,976	12,315
United Overseas Bank, Ltd.	11,600	151,337
Wells Fargo & Co.	20,988	1,077,734
WesBanco, Inc.	396	12,454

		6,393,584

Beverages—0.9%
Dr Pepper Snapple Group, Inc.	7,494	592,401
Heineken Holding NV	4,338	309,317

		901,718

Biotechnology—1.2%
AMAG Pharmaceuticals, Inc. (a)	1,877	74,573
Amgen, Inc.	2,233	308,869
Gilead Sciences, Inc.	8,025	787,975
PDL BioPharma, Inc.	11,902	59,867

		1,231,284

Building Products—0.0%
Insteel Industries, Inc.	1,352	21,740
Patrick Industries, Inc. (a)	591	23,339

		45,079

Capital Markets—1.0%
3i Group plc	39,278	277,821
Arlington Asset Investment Corp. - Class A	1,498	21,047
Bank of New York Mellon Corp. (The)	5,715	223,742
Cowen Group, Inc. - Class A (a)	17,980	81,989
Investec plc	3,160	24,223
Morgan Stanley	10,545	332,167
Piper Jaffray Cos. (a)	1,435	51,904

		1,012,893

Chemicals—1.0%
A. Schulman, Inc.	747	24,255
Borregaard ASA	10,537	63,539
Denki Kagaku Kogyo KK	44,000	173,988

MIST-26

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
K&S AG	3,165	$105,785
Kuraray Co., Ltd.	23,100	288,517
Minerals Technologies, Inc.	2,348	113,080
Yara International ASA	7,236	289,158

		1,058,322

Commercial Services & Supplies—0.4%
ADT Corp. (The)	4,192	125,341
Deluxe Corp.	456	25,417
Downer EDI, Ltd.	3,926	9,238
Multi-Color Corp.	303	23,177
Pitney Bowes, Inc.	9,733	193,200
Transcontinental, Inc. - Class A	1,015	14,451
Transfield Services, Ltd. (a)	9,742	7,294
West Corp.	979	21,930

		420,048

Communications Equipment—0.6%
ARRIS Group, Inc. (a)	3,177	82,507
Brocade Communications Systems, Inc.	15,738	163,361
Cisco Systems, Inc.	13,705	359,756
Comtech Telecommunications Corp.	389	8,017

		613,641

Construction & Engineering—0.5%
ACS Actividades de Construccion y Servicios S.A.	2,205	63,406
Boskalis Westminster	4,963	217,263
Galliford Try plc	4,990	120,238
Peab AB	13,431	93,249
Tutor Perini Corp. (a)	1,032	16,987
Veidekke ASA	2,311	25,878

		537,021

Consumer Finance—0.3%
Capital One Financial Corp.	2,754	199,720
Nelnet, Inc. - Class A	3,006	104,038
Springleaf Holdings, Inc. (a)	366	16,001

		319,759

Containers & Packaging—0.0%
Smurfit Kappa Group plc	490	13,173

Diversified Consumer Services—0.0%
DeVry Education Group, Inc.	357	9,714
EnerCare, Inc.	1,110	11,711
Service Corp. International	530	14,363

		35,788

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc. - Class B (a)	137	17,865
CME Group, Inc.	717	66,494
Heartland New Zealand, Ltd.	13,369	9,596
Voya Financial, Inc.	9,537	369,749

		463,704

Diversified Telecommunication Services—2.7%
AT&T, Inc.	28,105	915,661
BCE, Inc.	4,569	187,006
BT Group plc	70,929	451,343
CenturyLink, Inc.	16,323	410,034
Consolidated Communications Holdings, Inc.	4,657	89,740
Frontier Communications Corp.	5,430	25,793
General Communication, Inc. - Class A (a)	3,044	52,539
IDT Corp. - Class B	1,360	19,448
Iridium Communications, Inc. (a)	1,969	12,109
Orange S.A.	34,273	518,314
PCCW, Ltd.	53,000	27,418
Telefonica S.A.	4,853	58,820

		2,768,225

Electric Utilities—3.2%
American Electric Power Co., Inc.	4,151	236,026
Duke Energy Corp.	8,664	623,288
Entergy Corp.	3,339	217,369
Exelon Corp.	18,599	552,390
Iberdrola S.A.	50,405	335,362
NextEra Energy, Inc.	6,253	609,980
Portland General Electric Co.	815	30,131
Southern Co. (The)	14,077	629,242

		3,233,788

Electrical Equipment—0.0%
Fujikura, Ltd.	3,000	12,458

Electronic Equipment, Instruments & Components—1.2%
Arrow Electronics, Inc. (a)	4,653	257,218
Austria Technologie & Systemtechnik AG	1,734	25,585
CDW Corp.	3,847	157,188
Citizen Holdings Co., Ltd.	9,800	67,791
Corning, Inc.	1,427	24,430
E2V Technologies plc	4,528	15,552
Flextronics International, Ltd. (a)	1,071	11,288
Hitachi, Ltd.	84,000	424,545
Jabil Circuit, Inc.	737	16,487
Sanmina Corp. (a)	569	12,159
SYNNEX Corp.	2,012	171,141
Taiyo Yuden Co., Ltd.	1,700	22,209
Wasion Group Holdings, Ltd.	16,000	16,615

		1,222,208

Energy Equipment & Services—0.1%
Atwood Oceanics, Inc.	617	9,138
BW Offshore, Ltd.	21,433	8,679
Helix Energy Solutions Group, Inc. (a)	3,261	15,620
Seadrill, Ltd. (a)	11,502	67,213

		100,650

Food & Staples Retailing—1.5%
CVS Health Corp.	8,064	778,015
Delhaize Group S.A.	3,202	283,857
George Weston, Ltd.	157	12,701

MIST-27

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Ingles Markets, Inc. - Class A	1,338	$63,997
Kroger Co. (The)	9,248	333,575
Rallye S.A.	1,522	25,016

		1,497,161

Food Products—1.6%
Archer-Daniels-Midland Co.	13,027	539,969
Aryzta AG (a)	255	10,888
Bunge, Ltd.	2,666	195,418
Cal-Maine Foods, Inc.	3,828	209,047
John B Sanfilippo & Son, Inc.	2,048	104,980
Leroy Seafood Group ASA	1,460	52,555
Pilgrim’s Pride Corp.	606	12,593
Sanderson Farms, Inc.	2,274	155,928
Tassal Group, Ltd.	6,685	20,206
Tyson Foods, Inc. - Class A	8,594	370,401

		1,671,985

Gas Utilities—0.4%
Atmos Energy Corp.	1,938	112,753
UGI Corp.	8,384	291,931

		404,684

Health Care Equipment & Supplies—0.0%
Inogen, Inc. (a)	903	43,841

Health Care Providers & Services—3.5%
Aetna, Inc.	6,421	702,522
Amsurg Corp. (a)	1,531	118,974
Anthem, Inc.	4,479	627,060
Cardinal Health, Inc.	2,999	230,383
Centene Corp. (a)	218	11,822
Cigna Corp.	5,296	715,066
HealthSouth Corp.	696	26,706
Kindred Healthcare, Inc.	691	10,883
LifePoint Health, Inc. (a)	272	19,285
Providence Service Corp. (The) (a)	618	26,932
Quest Diagnostics, Inc.	8,076	496,432
Triple-S Management Corp. - Class B (a)	4,346	77,402
UnitedHealth Group, Inc.	4,534	525,989

		3,589,456

Hotels, Restaurants & Leisure—0.5%
Carnival plc	5,278	272,433
Echo Entertainment Group, Ltd.	45,506	154,956
Greene King plc	8,023	96,680
Marriott Vacations Worldwide Corp.	254	17,308
Royal Caribbean Cruises, Ltd.	244	21,738

		563,115

Household Durables—1.3%
Barratt Developments plc	27,043	264,541
Bellway plc	3,378	127,370
Berkeley Group Holdings plc	3,866	195,746
Libbey, Inc.	761	24,816

Household Durables—(Continued)
Persimmon plc (a)	12,576	383,184
Tamron Co., Ltd.	1,500	27,556
Taylor Wimpey plc	95,642	283,743

		1,306,956

Household Products—0.1%
HRG Group, Inc. (a)	8,752	102,661

Industrial Conglomerates—0.3%
3M Co.	1,877	266,102
General Electric Co.	519	13,089

		279,191

Insurance—4.2%
ACE, Ltd.	5,623	581,418
Allstate Corp. (The)	8,748	509,484
American International Group, Inc.	4,628	262,963
Aviva plc	2,268	15,547
Direct Line Insurance Group plc	37,743	214,505
Endurance Specialty Holdings, Ltd.	3,006	183,456
Everest Re Group, Ltd.	3,196	553,995
Federated National Holding Co.	525	12,610
Muenchener Rueckversicherungs-Gesellschaft AG	775	144,379
Navigators Group, Inc. (The) (a)	299	23,316
Reinsurance Group of America, Inc.	3,237	293,240
Selective Insurance Group, Inc.	746	23,171
Swiss Re AG	5,100	438,393
Travelers Cos., Inc. (The)	5,941	591,308
Zurich Insurance Group AG (a)	1,711	420,941

		4,268,726

Internet Software & Services—0.5%
Alphabet, Inc. - Class A (a)	35	22,343
DHI Group, Inc. (a)	3,408	24,912
Facebook, Inc. - Class A (a)	1,837	165,146
j2 Global, Inc.	4,243	300,617

		513,018

IT Services—1.4%
Atea ASA	2,196	20,209
Bechtle AG	1,342	120,712
Booz Allen Hamilton Holding Corp.	1,804	47,283
Cardtronics, Inc. (a)	2,046	66,904
CGI Group, Inc. - Class A (a)	315	11,413
Convergys Corp.	8,642	199,717
Euronet Worldwide, Inc. (a)	1,156	85,648
Itochu Techno-Solutions Corp.	800	17,096
NeuStar, Inc. - Class A (a)	4,220	114,826
NS Solutions Corp.	2,200	93,256
Science Applications International Corp.	570	22,920
Sykes Enterprises, Inc. (a)	4,419	112,684
Western Union Co. (The)	29,807	547,256

		1,459,924

MIST-28

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.2%
American Railcar Industries, Inc.	1,537	$55,578
CKD Corp.	9,500	78,652
Duerr AG	1,433	100,588
FreightCar America, Inc.	859	14,741
GLORY, Ltd.	500	11,835
Greenbrier Cos., Inc.	2,434	78,156
Illinois Tool Works, Inc.	287	23,623
Kadant, Inc.	486	18,959
Krones AG	1,887	198,438
Lydall, Inc. (a)	424	12,080
Mitsui Engineering & Shipbuilding Co., Ltd.	9,000	13,021
Mueller Industries, Inc.	861	25,468
PACCAR, Inc.	6,748	352,043
Standex International Corp.	244	18,385
Trinity Industries, Inc.	8,815	199,836
Valmet Oyj	991	9,620
Vesuvius plc	1,930	10,308
Wacker Neuson SE	759	10,992

		1,232,323

Marine—0.2%
DFDS A/S	950	30,223
Kawasaki Kisen Kaisha, Ltd.	5,000	11,021
Matson, Inc.	2,344	90,221
Orient Overseas International, Ltd.	12,500	58,886

		190,351

Media—3.6%
AMC Entertainment Holdings, Inc. - Class A	811	20,429
APN News & Media, Ltd. (a)	18,777	6,516
Cablevision Systems Corp. - Class A	5,111	165,954
Comcast Corp. - Class A	15,379	874,757
Comcast Corp. - Special Class A	9,563	547,386
Eros International plc (a)	4,687	127,440
Gannett Co., Inc.	2,220	32,701
John Wiley & Sons, Inc. - Class A	259	12,958
Lagardere SCA	5,196	144,031
Nippon Television Holdings, Inc.	2,000	32,384
TEGNA, Inc.	7,835	175,426
Thomson Reuters Corp.	13,559	545,002
TV Tokyo Holdings Corp.	600	10,208
Walt Disney Co. (The)	9,249	945,248

		3,640,440

Metals & Mining—0.9%
Aichi Steel Corp.	7,000	26,561
Alcoa, Inc.	24,444	236,129
APERAM S.A. (a)	625	16,888
Bekaert S.A.	556	14,644
Boliden AB	14,787	231,495
Century Aluminum Co. (a)	591	2,719
Compass Minerals International, Inc.	163	12,774
Evolution Mining, Ltd.	18,796	16,845
Evraz plc (a)	11,283	12,450
Handy & Harman, Ltd. (a)	393	9,424

Metals & Mining—(Continued)
JFE Holdings, Inc.	800	10,519
Kaiser Aluminum Corp.	1,883	151,111
Norsk Hydro ASA	27,824	92,933
Northern Star Resources, Ltd.	16,724	31,709
Sumitomo Metal Mining Co., Ltd.	2,000	22,774

		888,975

Multi-Utilities—0.8%
Dominion Resources, Inc.	953	67,072
National Grid plc	39,733	553,352
SCANA Corp.	2,791	157,022

		777,446

Multiline Retail—0.9%
Canadian Tire Corp., Ltd. - Class A	2,240	201,508
Kohl’s Corp.	3,870	179,220
Macy’s, Inc.	2,141	109,876
Target Corp.	6,114	480,927

		971,531

Oil, Gas & Consumable Fuels—1.4%
BW LPG, Ltd.	4,001	24,937
Caltex Australia, Ltd.	6,248	138,265
DHT Holdings, Inc.	1,804	13,386
ERG S.p.A.	5,361	75,008
Euronav NV	3,621	50,633
Exxon Mobil Corp.	3,565	265,058
Green Plains, Inc.	5,651	109,968
Navigator Holdings, Ltd. (a)	3,636	48,541
Panhandle Oil and Gas, Inc. - Class A	1,419	22,931
PBF Energy, Inc. - Class A	1,127	31,815
REX American Resources Corp. (a)	540	27,335
Royal Dutch Shell plc - A Shares	2,275	54,022
Ship Finance International, Ltd.	7,274	118,202
Teekay Tankers, Ltd. - Class A	2,550	17,595
Tesoro Corp.	1,776	172,698
Valero Energy Corp.	4,706	282,831
Westmoreland Coal Co. (a)	1,241	17,486

		1,470,711

Paper & Forest Products—0.4%
Canfor Pulp Products, Inc.	988	9,055
Holmen AB - B Shares	5,450	152,724
Stora Enso Oyj - R Shares	1,350	10,259
UPM-Kymmene Oyj	18,050	271,186
Western Forest Products, Inc.	6,956	9,382

		452,606

Personal Products—0.0%
Revlon, Inc. - Class A (a)	745	21,940
USANA Health Sciences, Inc. (a)	127	17,022

		38,962

MIST-29

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—3.2%
Allergan plc (a)	1,386	$376,729
Eli Lilly & Co.	9,367	783,924
Johnson & Johnson	11,965	1,116,933
Mallinckrodt plc (a)	1,456	93,097
Merck KGaA	197	17,441
Mylan NV (a)	3,881	156,249
Otsuka Holdings Co., Ltd.	2,900	93,207
Shire plc	167	11,398
Teva Pharmaceutical Industries, Ltd.	11,715	662,398

		3,311,376

Professional Services—0.1%
ICF International, Inc. (a)	331	10,059
Korn/Ferry International	431	14,253
TrueBlue, Inc. (a)	577	12,965
VSE Corp.	375	15,027

		52,304

Real Estate Investment Trusts—1.2%
AG Mortgage Investment Trust, Inc.	3,707	56,420
Anworth Mortgage Asset Corp.	13,318	65,791
Apollo Commercial Real Estate Finance, Inc.	4,132	64,914
Ares Commercial Real Estate Corp.	1,629	19,532
Befimmo S.A.	487	29,906
Chimera Investment Corp.	16,824	224,937
Colony Capital, Inc. - Class A	7,621	149,067
Fortune Real Estate Investment Trust	102,000	95,918
Ladder Capital Corp.	1,029	14,735
New Residential Investment Corp.	14,499	189,937
New York Mortgage Trust, Inc.	18,047	99,078
Omega Healthcare Investors, Inc.	4,051	142,393
Western Asset Mortgage Capital Corp.	4,850	61,158

		1,213,786

Road & Rail—0.9%
AMERCO	588	231,360
ArcBest Corp.	690	17,781
Con-way, Inc.	1,915	90,867
Go-Ahead Group plc	647	24,074
National Express Group plc	4,771	20,585
Ryder System, Inc.	326	24,137
Senko Co., Ltd.	3,000	21,184
Sixt SE	315	15,322
West Japan Railway Co.	7,400	463,260

		908,570

Semiconductors & Semiconductor Equipment—1.8%
Amkor Technology, Inc. (a)	5,063	22,733
Applied Materials, Inc.	7,676	112,760
BE Semiconductor Industries NV	1,862	28,960
Dialog Semiconductor plc (a)	1,792	71,704
Infineon Technologies AG	19,260	216,446
Intel Corp.	27,467	827,855
Lam Research Corp.	156	10,191

Semiconductors & Semiconductor Equipment—(Continued)
Micron Technology, Inc. (a)	11,305	169,349
NVIDIA Corp.	14,081	347,097

		1,807,095

Software—0.6%
ePlus, Inc. (a)	850	67,210
Mentor Graphics Corp.	6,275	154,553
Micro Focus International plc	1,360	24,788
Microsoft Corp.	6,081	269,145
Nemetschek AG	796	29,892
UBISOFT Entertainment (a)	3,988	80,885

		626,473

Specialty Retail—1.0%
Best Buy Co., Inc.	333	12,361
Bilia AB - A Shares	3,846	77,068
Foot Locker, Inc.	6,586	473,994
GameStop Corp. - Class A	5,738	236,463
Lookers plc	6,749	17,047
Murphy USA, Inc. (a)	3,981	218,756
Penske Automotive Group, Inc.	648	31,389

		1,067,078

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	12,938	1,427,061
Brother Industries, Ltd.	1,100	13,300
FUJIFILM Holdings Corp.	5,100	191,356
Hewlett-Packard Co.	11,169	286,038
Quantum Corp. (a)	7,662	5,343

		1,923,098

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc. (a)	4,358	58,920

Thrifts & Mortgage Finance—0.2%
Brookline Bancorp, Inc.	9,153	92,811
EverBank Financial Corp.	728	14,050
Home Loan Servicing Solutions, Ltd.	938	652
Provident Financial Services, Inc.	3,743	72,989

		180,502

Tobacco—0.5%
Reynolds American, Inc.	11,928	528,053

Trading Companies & Distributors—0.7%
AerCap Holdings NV (a)	2,146	82,063
Air Lease Corp.	7,292	225,469
Aircastle, Ltd.	6,095	125,618
GATX Corp.	3,135	138,410
H&E Equipment Services, Inc.	755	12,624
Rush Enterprises, Inc. - Class A (a)	3,848	93,121

		677,305

MIST-30

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—0.2%
BBA Aviation plc	2,421	$9,820
Flughafen Zuerich AG	255	177,675

		187,495

Wireless Telecommunication Services—0.7%
Spok Holdings, Inc.	692	11,390
Vodafone Group plc	207,968	657,603

		668,993

Total Common Stocks (Cost $66,408,952)		61,898,499

U.S. Treasury & Government Agencies—28.8%

Federal Agencies—1.2%
Federal Home Loan Mortgage Corp. 1.000%, 06/29/17	585,000	588,991
Federal National Mortgage Association 1.375%, 11/15/16	660,000	666,371

		1,255,362

U.S. Treasury—27.6%
U.S. Treasury Bonds 3.000%, 11/15/44	390,000	398,257
3.125%, 02/15/43 (b)	781,000	817,894
4.375%, 05/15/41 (b) (c)	802,000	1,033,828
4.500%, 05/15/38 (c)	878,000	1,148,831
5.375%, 02/15/31	351,000	487,132
6.875%, 08/15/25	281,000	403,572
7.625%, 11/15/22	1,054,000	1,473,954
7.875%, 02/15/21	976,000	1,298,283
U.S. Treasury Notes 0.375%, 03/15/16 (b)	580,000	580,582
0.625%, 11/30/17	781,000	779,576
0.750%, 02/28/18	1,269,000	1,268,091
0.875%, 07/31/19	1,171,000	1,158,039
1.000%, 09/30/16	1,073,000	1,079,497
1.000%, 03/31/17	1,171,000	1,179,539
1.000%, 06/30/19	1,171,000	1,165,236
1.125%, 03/31/20	781,000	774,797
1.500%, 02/28/19	1,171,000	1,187,955
1.875%, 10/31/17	1,171,000	1,199,726
2.000%, 05/31/21	976,000	999,307
2.000%, 11/15/21	1,073,000	1,094,963
2.000%, 02/15/23	1,366,000	1,384,035
2.125%, 02/29/16	567,000	571,695
2.125%, 08/31/20	937,000	969,624
2.250%, 07/31/18 (c)	1,046,000	1,085,852
2.375%, 08/15/24	624,000	642,688
2.750%, 05/31/17	976,000	1,011,076
3.000%, 02/28/17	976,000	1,010,491
3.125%, 05/15/19	1,171,000	1,254,129
4.625%, 11/15/16	702,000	735,034

		28,193,683

Total U.S. Treasury & Government Agencies (Cost $29,183,263)		29,449,045

Mutual Funds—3.0%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—3.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,400	1,555,606
Vanguard Intermediate-Term Corporate Bond ETF	17,700	1,512,111

Total Mutual Funds (Cost $3,142,920)		3,067,717

Preferred Stock—0.3%

Automobiles—0.3%
Volkswagen AG (Cost $541,706)	2,489	272,190

Short-Term Investment—6.0%

Repurchase Agreement—6.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $6,168,907 on 10/01/15, collateralized by $6,185,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $6,293,238.	6,168,907	6,168,907

Total Short-Term Investments (Cost $6,168,907)		6,168,907

Total Investments—98.5% (Cost $105,445,748) (d)		100,856,358
Other assets and liabilities (net)—1.5%		1,520,912

Net Assets—100.0%		$102,377,270

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $1,527,382.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $1,466,525.
(d)	As of September 30, 2015, the aggregate cost of investments was $105,445,748. The aggregate unrealized appreciation and depreciation of investments were $1,179,641 and $(5,769,031), respectively, resulting in net unrealized depreciation of $(4,589,390).
(ETF)—	Exchange-Traded Fund

MIST-31

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures	12/18/15	12	USD	1,370,071	$(54,991)
U.S. Treasury Long Bond Futures	12/21/15	21	USD	3,254,479	49,740
U.S. Treasury Note 10 Year Futures	12/21/15	4	USD	507,352	7,586
U.S. Treasury Note 2 Year Futures	12/31/15	64	USD	13,992,688	25,312
U.S. Treasury Note 5 Year Futures	12/31/15	17	USD	2,033,705	15,060

Futures Contracts—Short
Euro Currency Futures	12/14/15	(24)	USD	(3,364,128)	$10,428
Euro Stoxx 50 Index Futures	12/18/15	(60)	EUR	(1,916,813)	69,517
FTSE 100 Index Futures	12/18/15	(23)	GBP	(1,398,996)	22,299
MSCI EAFE Mini Index Futures	12/18/15	(88)	USD	(7,276,231)	18,431
S&P 500 E-Mini Index Futures	12/18/15	(97)	USD	(9,242,654)	(14,541)

Net Unrealized Appreciation					$148,841

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.007%	04/13/25	USD	16,000,000	$50,370
Pay	3M LIBOR	2.032%	10/01/25	USD	2,000,000	(58,847)
Pay	3M LIBOR	2.198%	09/15/25	USD	2,000,000	35,398
Pay	3M LIBOR	2.222%	05/19/25	USD	1,500,000	32,612
Pay	3M LIBOR	2.246%	05/11/25	USD	1,500,000	36,108
Pay	3M LIBOR	2.388%	07/24/25	USD	1,500,000	51,098
Pay	3M LIBOR	2.451%	07/01/25	USD	1,500,000	62,945
Pay	3M LIBOR	2.481%	06/25/25	USD	1,500,000	66,392
Pay	3M LIBOR	2.496%	06/15/25	USD	1,500,000	68,444
Pay	3M LIBOR	2.512%	07/15/25	USD	1,500,000	70,613

Net Unrealized Appreciation						$415,133

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-32

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$307,662	$—	$—	$307,662
Air Freight & Logistics	307,059	656,592	—	963,651
Airlines	296,598	20,517	—	317,115
Auto Components	26,315	310,990	—	337,305
Automobiles	—	1,014,312	—	1,014,312
Banks	3,052,622	3,340,962	—	6,393,584
Beverages	592,401	309,317	—	901,718
Biotechnology	1,231,284	—	—	1,231,284
Building Products	45,079	—	—	45,079
Capital Markets	710,849	302,044	—	1,012,893
Chemicals	137,335	920,987	—	1,058,322
Commercial Services & Supplies	403,516	16,532	—	420,048
Communications Equipment	613,641	—	—	613,641
Construction & Engineering	16,987	520,034	—	537,021
Consumer Finance	319,759	—	—	319,759
Containers & Packaging	—	13,173	—	13,173
Diversified Consumer Services	35,788	—	—	35,788
Diversified Financial Services	454,108	9,596	—	463,704
Diversified Telecommunication Services	1,712,330	1,055,895	—	2,768,225
Electric Utilities	2,898,426	335,362	—	3,233,788
Electrical Equipment	—	12,458	—	12,458
Electronic Equipment, Instruments & Components	649,911	572,297	—	1,222,208
Energy Equipment & Services	24,758	75,892	—	100,650
Food & Staples Retailing	1,188,288	308,873	—	1,497,161
Food Products	1,588,336	83,649	—	1,671,985
Gas Utilities	404,684	—	—	404,684
Health Care Equipment & Supplies	43,841	—	—	43,841
Health Care Providers & Services	3,589,456	—	—	3,589,456
Hotels, Restaurants & Leisure	39,046	524,069	—	563,115
Household Durables	24,816	1,282,140	—	1,306,956
Household Products	102,661	—	—	102,661
Industrial Conglomerates	279,191	—	—	279,191
Insurance	3,034,961	1,233,765	—	4,268,726
Internet Software & Services	513,018	—	—	513,018
IT Services	1,208,651	251,273	—	1,459,924

MIST-33

Met Investors Series Trust

Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$798,869	$433,454	$—	$1,232,323
Marine	90,221	100,130	—	190,351
Media	3,447,301	193,139	—	3,640,440
Metals & Mining	412,157	476,818	—	888,975
Multi-Utilities	224,094	553,352	—	777,446
Multiline Retail	971,531	—	—	971,531
Oil, Gas & Consumable Fuels	1,127,846	342,865	—	1,470,711
Paper & Forest Products	18,437	434,169	—	452,606
Personal Products	38,962	—	—	38,962
Pharmaceuticals	2,526,932	784,444	—	3,311,376
Professional Services	52,304	—	—	52,304
Real Estate Investment Trusts	1,087,962	125,824	—	1,213,786
Road & Rail	364,145	544,425	—	908,570
Semiconductors & Semiconductor Equipment	1,489,985	317,110	—	1,807,095
Software	490,908	135,565	—	626,473
Specialty Retail	972,963	94,115	—	1,067,078
Technology Hardware, Storage & Peripherals	1,718,442	204,656	—	1,923,098
Textiles, Apparel & Luxury Goods	58,920	—	—	58,920
Thrifts & Mortgage Finance	180,502	—	—	180,502
Tobacco	528,053	—	—	528,053
Trading Companies & Distributors	677,305	—	—	677,305
Transportation Infrastructure	—	187,495	—	187,495
Wireless Telecommunication Services	11,390	657,603	—	668,993
Total Common Stocks	43,142,606	18,755,893	—	61,898,499
Total U.S. Treasury & Government Agencies*	—	29,449,045	—	29,449,045
Total Mutual Funds*	3,067,717	—	—	3,067,717
Total Preferred Stock*	—	272,190	—	272,190
Total Short-Term Investment*	—	6,168,907	—	6,168,907
Total Investments	$46,210,323	$54,646,035	$—	$100,856,358

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$218,373	$—	$—	$218,373
Futures Contracts (Unrealized Depreciation)	(69,532)	—	—	(69,532)
Total Futures Contracts	$148,841	$—	$—	$148,841
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$473,980	$—	$473,980
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(58,847)	—	(58,847)
Total Centrally Cleared Swap Contracts	$—	$415,133	$—	$415,133

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-34

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	13,470,418	$351,173,801
American Funds American Mutual Fund (Class R-6)	10,521,276	354,672,223
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	28,946,349	350,540,291
American Funds Bond Fund (Class 1) (a)	54,750,570	597,876,225
American Funds Fundamental Investors Fund (Class R-6)	7,287,417	355,553,070
American Funds Global Bond Fund (Class 1) (a)	12,273,118	136,845,266
American Funds Global Small Capitalization Fund (Class 1)	5,247,616	125,995,248
American Funds Growth Fund (Class 1)	6,253,663	396,669,859
American Funds Growth-Income Fund (Class 1)	9,182,226	395,478,459
American Funds High-Income Bond Fund (Class 1) (a)	17,816,797	178,346,134
American Funds International Fund (Class 1)	14,253,613	254,569,526
American Funds International Growth and Income Fund (Class 1) (a)	20,289,411	305,761,429

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	7,099,865	127,300,574
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	40,421,237	508,499,164

Total Mutual Funds (Cost $4,277,703,572)		4,439,281,269

Total Investments—100.1% (Cost $4,277,703,572) (b)		4,439,281,269
Other assets and liabilities (net)—(0.1)%		(2,411,941)

Net Assets—100.0%		$4,436,869,328

(a)	Affiliated Issuer.
(b)	As of September 30, 2015, the aggregate cost of investments was $4,277,703,572. The aggregate unrealized appreciation and depreciation of investments were $223,245,767 and $(61,668,070), respectively, resulting in net unrealized appreciation of $161,577,697.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,439,281,269	$—	$—	$4,439,281,269
Total Investments	$4,439,281,269	$—	$—	$4,439,281,269

MIST-35

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,642,536	$329,590,916
American Funds American Mutual Fund (Class R-6)	8,224,473	277,246,997
American Funds Blue Chip Income and Growth Fund (Class 1)	22,642,735	274,203,519
American Funds Bond Fund (Class 1)	10,291,142	112,379,275
American Funds Fundamental Investors Fund (Class R-6)	6,252,174	305,043,585
American Funds Global Bond Fund (Class 1)	5,013,311	55,898,420
American Funds Global Small Capitalization Fund (Class 1)	5,532,817	132,842,936
American Funds Growth Fund (Class 1)	4,744,797	300,962,467
American Funds Growth-Income Fund (Class 1)	6,381,855	274,866,493
American Funds High-Income Bond Fund (Class 1)	8,211,856	82,200,678
American Funds International Fund (Class 1)	12,001,595	214,348,494
American Funds International Growth and Income Fund (Class 1) (a)	16,251,243	244,906,233

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	6,040,006	108,297,316
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,236,746	28,138,264

Total Mutual Funds (Cost $2,566,056,684)		2,740,925,593

Total Investments—100.1% (Cost $2,566,056,684) (b)		2,740,925,593
Other assets and liabilities (net)—(0.1)%		(1,553,392)

Net Assets—100.0%		$2,739,372,201

(a)	Affiliated Issuer.
(b)	As of September 30, 2015, the aggregate cost of investments was $2,566,056,684. The aggregate unrealized appreciation and depreciation of investments were $223,151,701 and $(48,282,792), respectively, resulting in net unrealized appreciation of $174,868,909.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,740,925,593	$—	$—	$2,740,925,593
Total Investments	$2,740,925,593	$—	$—	$2,740,925,593

MIST-36

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $933,934,883)	16,152,325	$1,024,541,998

Total Investments—100.1% (Cost $933,934,883) (a)		1,024,541,998
Other assets and liabilities (net)—(0.1)%		(630,545)

Net Assets—100.0%		$1,023,911,453

(a)	As of September 30, 2015, the aggregate cost of investments was $933,934,883. The aggregate and net unrealized appreciation of investments was $90,607,115.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,024,541,998	$—	$—	$1,024,541,998
Total Investments	$1,024,541,998	$—	$—	$1,024,541,998

MIST-37

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,286,898	$137,829,428
American Funds American Mutual Fund (Class R-6)	7,445,556	250,989,685
American Funds Blue Chip Income and Growth Fund (Class 1)	18,197,145	220,367,431
American Funds Bond Fund (Class 1) (a)	51,223,451	559,360,084
American Funds Fundamental Investors Fund (Class R-6)	2,856,134	139,350,761
American Funds Global Bond Fund (Class 1)	7,908,707	88,182,082
American Funds Global Small Capitalization Fund (Class 1)	1,099,846	26,407,303
American Funds Growth Fund (Class 1)	2,191,435	139,002,712
American Funds Growth-Income Fund (Class 1)	5,771,110	248,561,709
American Funds High-Income Bond Fund (Class 1) (a)	14,233,344	142,475,775
American Funds International Fund (Class 1)	7,479,789	133,589,032

Investment Company Securities—(Continued)
American Funds International Growth and Income Fund (Class 1) (a)	9,108,142	137,259,704
American Funds New World Fund (Class 1)	1,504,829	26,981,589
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	47,329,817	595,409,092

Total Mutual Funds (Cost $2,761,324,382)		2,845,766,387

Total Investments—100.1% (Cost $2,761,324,382) (b)		2,845,766,387
Other assets and liabilities (net)—(0.1)%		(1,604,596)

Net Assets—100.0%		$2,844,161,791

(a)	Affiliated Issuer.
(b)	As of September 30, 2015, the aggregate cost of investments was $2,761,324,382. The aggregate unrealized appreciation and depreciation of investments were $121,093,778 and $(36,651,773), respectively, resulting in net unrealized appreciation of $84,442,005.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,845,766,387	$—	$—	$2,845,766,387
Total Investments	$2,845,766,387	$—	$—	$2,845,766,387

MIST-38

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies — 19.1% of Net Assets

Security Description	Principal Amount*/ Shares	Value

U.S. Treasury—19.1%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/18 (a)	231,468,564	$231,200,292
0.125%, 04/15/19 (a)	208,792,500	208,080,309
0.125%, 07/15/24 (a)	77,793,966	74,224,390
0.250%, 01/15/25 (a)	103,178,240	98,893,970
0.375%, 07/15/23 (a)	85,835,187	84,347,577
0.625%, 01/15/24 (a)	48,276,632	48,043,407
2.125%, 01/15/19 (a)	43,017,759	45,825,098

Total U.S. Treasury & Government Agencies (Cost $808,812,237)		790,615,043

Foreign Government—16.8%

Sovereign—16.8%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18 (EUR) (a)	78,574,158	90,414,783
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	86,885,392	101,645,040
1.750%, 04/15/20 (EUR) (a)	41,973,888	51,840,250
France Government Bond OAT
0.250%, 07/25/18 (EUR) (a)	35,279,760	40,613,540
0.250%, 07/25/24 (EUR) (a)	18,750,860	21,995,204
1.100%, 07/25/22 (EUR) (a)	46,648,854	57,947,819
1.300%, 07/25/19 (EUR) (a)	76,280,490	92,089,257
2.100%, 07/25/23 (EUR) (a)	19,562,022	26,216,762
United Kingdom Gilt Inflation Linked
0.125%, 03/22/24 (GBP) (a)	27,416,503	44,914,593
1.875%, 11/22/22 (GBP) (a)	91,670,292	167,962,172

Total Foreign Government (Cost $722,901,305)		695,639,420

Short-Term Investments—61.8%

Mutual Funds—35.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (b)	387,536,284	387,536,284
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010% (b)	360,227,866	360,227,866
Security Description	Shares/ Principal Amount*	Value

Mutual Funds—(Continued)
State Street Institutional Liquid Reserve Fund, Class I, 0.125% (b)	59,102,357	$59,102,357
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.000% (b)	293,795,888	293,795,888
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (b)	376,355,304	376,355,304

		1,477,017,699

U.S. Treasury—26.0%
U.S. Treasury Bills
0.000%, 10/01/15 (c)	117,743,500	117,743,500
0.007%, 10/08/15 (c)	117,743,500	117,743,853
0.029%, 12/03/15 (c)	54,455,000	54,456,198
0.033%, 11/27/15 (c) (d)	81,497,000	81,498,304
0.080%, 01/28/16 (c)	41,747,000	41,745,455
0.093%, 02/04/16 (c)	239,259,000	239,243,209
0.166%, 03/03/16 (c)	420,573,000	420,525,896

		1,072,956,415

Total Short-Term Investments (Cost $2,549,385,906)		2,549,974,114

Total Investments—97.7% (Cost $4,081,099,448) (e)		4,036,228,577
Other assets and liabilities (net)—2.3%		93,300,658

Net Assets—100.0%		$4,129,529,235

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2015.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $6,871,110.
(e)	As of September 30, 2015, the aggregate cost of investments was $4,081,099,448. The aggregate unrealized appreciation and depreciation of investments were $8,198,296 and $(53,069,167), respectively, resulting in net unrealized depreciation of $(44,870,871).
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	10,712	Citibank N.A.	12/16/15	$8,108	$(84)
CAD	49,788	Citibank N.A.	12/16/15	37,604	(308)
CAD	10,712	Credit Suisse International	12/16/15	8,109	(84)
CAD	49,788	Credit Suisse International	12/16/15	37,604	(308)
EUR	9,837,791	Credit Suisse International	12/16/15	11,098,455	(91,722)
GBP	4,735,000	Citibank N.A.	12/16/15	7,262,745	(102,102)
GBP	4,735,000	Credit Suisse International	12/16/15	7,261,935	(101,291)
GBP	8,957,090	Credit Suisse International	12/16/15	13,807,426	(261,803)

MIST-39

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
HKD	1,860,981	Citibank N.A.	12/16/15	$240,115	$1
HKD	2,198,019	Citibank N.A.	12/16/15	283,540	64
HKD	60,000	Credit Suisse International	12/16/15	7,741	1
HKD	75,000	Credit Suisse International	12/16/15	9,677	—
HKD	241,000	Credit Suisse International	12/16/15	31,094	1
HKD	421,000	Credit Suisse International	12/16/15	54,318	2
HKD	1,860,980	Credit Suisse International	12/16/15	240,115	1
HKD	2,198,020	Credit Suisse International	12/16/15	283,540	64
JPY	228,485	Citibank N.A.	12/16/15	1,888	19
JPY	346,516	Citibank N.A.	12/16/15	2,869	23
JPY	442,128	Citibank N.A.	12/16/15	3,676	14
JPY	450,805	Citibank N.A.	12/16/15	3,785	(23)
JPY	457,812	Citibank N.A.	12/16/15	3,827	(6)
JPY	459,196	Citibank N.A.	12/16/15	3,823	10
JPY	690,558	Citibank N.A.	12/16/15	5,739	25
JPY	228,485	Credit Suisse International	12/16/15	1,888	19
JPY	346,516	Credit Suisse International	12/16/15	2,869	23
JPY	442,127	Credit Suisse International	12/16/15	3,676	14
JPY	450,807	Credit Suisse International	12/16/15	3,785	(23)
JPY	457,811	Credit Suisse International	12/16/15	3,827	(6)
JPY	459,196	Credit Suisse International	12/16/15	3,823	10
JPY	690,558	Credit Suisse International	12/16/15	5,739	25
JPY	12,964,000	Credit Suisse International	12/16/15	107,588	613
JPY	18,051,000	Credit Suisse International	12/16/15	149,959	700
JPY	32,870,000	Credit Suisse International	12/16/15	273,180	1,162

Contracts to Deliver
CAD	60,500	Citibank N.A.	12/16/15	45,595	$274
CAD	57,500	Credit Suisse International	12/16/15	43,333	260
CAD	3,000	Credit Suisse International	12/16/15	2,264	16
CHF	253,620	Citibank N.A.	12/16/15	260,234	(707)
CHF	214,309	Citibank N.A.	12/16/15	220,204	(291)
CHF	214,199	Citibank N.A.	12/16/15	220,196	(186)
CHF	212,026	Citibank N.A.	12/16/15	220,187	2,041
CHF	211,346	Citibank N.A.	12/16/15	220,181	2,735
CHF	833,000	Credit Suisse International	12/16/15	868,832	11,788
CHF	820,000	Credit Suisse International	12/16/15	853,168	9,499
CHF	253,621	Credit Suisse International	12/16/15	260,235	(707)
CHF	214,308	Credit Suisse International	12/16/15	220,203	(291)
CHF	214,199	Credit Suisse International	12/16/15	220,196	(186)
CHF	212,026	Credit Suisse International	12/16/15	220,188	2,041
CHF	211,346	Credit Suisse International	12/16/15	220,181	2,735
CHF	22,000	Credit Suisse International	12/16/15	22,779	144
CHF	9,000	Credit Suisse International	12/16/15	9,395	135
EUR	59,292,072	Citibank N.A.	12/16/15	66,031,473	(305,775)
EUR	45,982,515	Citibank N.A.	12/16/15	51,766,403	320,174
EUR	45,982,514	Citibank N.A.	12/16/15	51,698,117	251,889
EUR	119,003,474	Credit Suisse International	12/16/15	133,218,796	75,144
EUR	59,292,072	Credit Suisse International	12/16/15	66,031,473	(305,776)
EUR	45,982,514	Credit Suisse International	12/16/15	51,766,402	320,174
EUR	45,982,514	Credit Suisse International	12/16/15	51,698,118	251,890
EUR	24,752,133	Credit Suisse International	12/16/15	28,277,159	583,939
GBP	55,423,667	Citibank N.A.	12/16/15	84,603,390	787,318
GBP	55,423,666	Credit Suisse International	12/16/15	84,604,066	787,995
GBP	38,236,189	Credit Suisse International	12/16/15	58,305,753	481,950
GBP	9,513,461	Credit Suisse International	12/16/15	14,866,705	479,693

MIST-40

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	5,000	Credit Suisse International	12/16/15	$7,707	$146
HKD	47,541,000	Credit Suisse International	12/16/15	6,132,258	(1,808)
HKD	224,000	Credit Suisse International	12/16/15	28,900	(2)

Net Unrealized Appreciation					$3,201,282

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	10/16/15	18	USD	768,024	$(59,504)
Aluminum Futures	10/30/15	22	USD	898,818	(43,156)
Aluminum Futures	11/06/15	20	USD	798,089	(18,924)
Aluminum Futures	11/17/15	20	USD	789,809	(8,619)
Aluminum Futures	11/19/15	10	USD	389,810	970
Aluminum Futures	11/20/15	48	USD	1,890,118	(13,930)
Aluminum Futures	11/24/15	115	USD	4,399,089	100,200
Aluminum Futures	11/25/15	81	USD	3,153,123	16,690
Aluminum Futures	11/27/15	74	USD	2,924,023	(26,775)
Aluminum Futures	12/02/15	85	USD	3,400,251	(68,378)
Aluminum Futures	12/03/15	35	USD	1,420,211	(47,939)
Aluminum Futures	12/04/15	19	USD	771,922	(26,799)
Aluminum Futures	12/18/15	22	USD	893,975	(28,512)
Aluminum Futures	12/21/15	38	USD	1,541,918	(46,210)
Aluminum Futures	12/22/15	48	USD	1,928,933	(39,281)
Aluminum Futures	12/23/15	31	USD	1,231,108	(10,483)
Amsterdam Index Futures	10/16/15	35	EUR	2,986,412	(42,084)
Australian 10 Year Treasury Bond Futures	12/15/15	924	AUD	118,465,101	780,664
CAC 40 Index Futures	10/16/15	236	EUR	10,697,617	(214,627)
Canada Government Bond 10 Year Futures	12/18/15	1,169	CAD	166,778,223	(768,613)
Cattle Feeder Futures	11/19/15	74	USD	7,057,649	(671,449)
Cocoa Futures	12/15/15	95	USD	3,014,053	(55,753)
Coffee “C” Futures	12/18/15	109	USD	5,324,150	(363,968)
Copper Futures	10/16/15	27	USD	3,717,483	(221,064)
Copper Futures	10/30/15	20	USD	2,622,679	(35,144)
Copper Futures	11/06/15	13	USD	1,692,720	(11,170)
Copper Futures	11/17/15	11	USD	1,415,870	6,625
Copper Futures	11/19/15	12	USD	1,508,316	42,909
Copper Futures	11/20/15	26	USD	3,298,814	62,063
Copper Futures	11/24/15	51	USD	6,321,575	270,468
Copper Futures	11/25/15	44	USD	5,549,630	137,436
Copper Futures	11/27/15	34	USD	4,284,833	109,565
Copper Futures	12/02/15	24	USD	3,060,059	41,563
Copper Futures	12/03/15	10	USD	1,315,530	(23,232)
Copper Futures	12/04/15	5	USD	645,575	553
Copper Futures	12/14/15	303	USD	38,213,680	914,983
Corn Futures	12/14/15	1,384	USD	26,104,800	727,500
Cotton No. 2 Futures	12/08/15	248	USD	7,845,387	(350,827)
DAX Index Futures	12/18/15	38	EUR	9,553,701	(421,456)
Euro Stoxx 50 Index Futures	12/18/15	935	EUR	29,605,803	(787,714)
Euro-Bund Futures	12/08/15	5,325	EUR	820,036,421	13,046,008
FTSE 100 Index Futures	12/18/15	516	GBP	31,074,795	(29,250)
FTSE JSE Top 40 Index Futures	12/17/15	345	ZAR	153,973,390	165,556
FTSE MIB Index Futures	12/18/15	25	EUR	2,685,243	(33,933)
Gold 100 oz. Futures	12/29/15	177	USD	19,636,522	102,518
H-Shares Index Futures	10/29/15	195	HKD	92,682,424	(162,150)

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Hang Seng Index Futures	10/29/15	22	HKD	23,153,370	$(36,409)
IBEX 35 Index Futures	10/16/15	38	EUR	3,678,347	(59,259)
Japanese Government 10 Year Bond Futures	12/14/15	212	JPY	31,353,506,961	470,246
KOSPI 200 Index Futures	12/10/15	203	KRW	23,529,903,775	392,049
Lead Futures	10/16/15	5	USD	229,885	(21,993)
Lead Futures	10/30/15	3	USD	128,328	(3,360)
Lead Futures	11/06/15	4	USD	172,037	(5,317)
Lead Futures	11/17/15	3	USD	131,431	(6,252)
Lead Futures	11/19/15	7	USD	298,394	(6,255)
Lead Futures	11/20/15	15	USD	646,912	(20,853)
Lead Futures	11/24/15	24	USD	997,859	4,123
Lead Futures	11/25/15	17	USD	714,892	(5,103)
Lead Futures	11/27/15	18	USD	760,544	(8,896)
Lead Futures	12/02/15	14	USD	608,334	(23,505)
Lead Futures	12/03/15	5	USD	215,512	(6,630)
Lead Futures	12/04/15	3	USD	126,459	(1,120)
Lead Futures	12/14/15	178	USD	7,371,769	70,856
Lead Futures	12/18/15	6	USD	256,826	(6,038)
Lead Futures	12/21/15	8	USD	335,961	(1,634)
Lead Futures	12/22/15	7	USD	295,844	(3,362)
Lead Futures	12/23/15	7	USD	296,479	(4,047)
Lean Hogs Futures	12/14/15	473	USD	12,049,849	574,521
Live Cattle Futures	12/31/15	174	USD	9,649,486	(537,106)
MSCI Taiwan Index Futures	10/29/15	186	USD	5,587,351	20,549
Nickel Futures	10/16/15	2	USD	137,346	(12,856)
Nickel Futures	10/30/15	3	USD	198,504	(11,665)
Nickel Futures	11/06/15	2	USD	130,596	(6,001)
Nickel Futures	11/17/15	2	USD	127,371	(2,720)
Nickel Futures	11/19/15	5	USD	313,465	(1,821)
Nickel Futures	11/20/15	10	USD	627,925	(4,631)
Nickel Futures	11/24/15	14	USD	806,441	66,207
Nickel Futures	11/25/15	5	USD	289,212	22,451
Nickel Futures	11/27/15	13	USD	770,708	39,634
Nickel Futures	12/02/15	12	USD	711,389	36,751
Nickel Futures	12/03/15	5	USD	300,615	11,122
Nickel Futures	12/04/15	3	USD	176,947	10,101
Nickel Futures	12/14/15	116	USD	6,675,077	560,539
Nickel Futures	12/18/15	4	USD	238,366	11,121
Nickel Futures	12/21/15	5	USD	297,400	14,484
Nickel Futures	12/22/15	4	USD	234,542	14,973
Nickel Futures	12/23/15	5	USD	293,265	18,637
Primary Aluminum Futures	12/14/15	869	USD	33,695,676	477,749
Russell 2000 Mini Index Futures	12/18/15	349	USD	40,057,379	(1,810,469)
S&P 500 E-Mini Index Futures	12/18/15	3,730	USD	362,418,730	(6,446,180)
S&P Midcap 400 E-Mini Index Futures	12/18/15	303	USD	42,488,805	(1,192,935)
S&P TSX 60 Index Futures	12/17/15	177	CAD	27,948,529	(252,176)
SGX CNX Nifty Index Futures	10/29/15	796	USD	12,550,037	147,755
SPI 200 Index Futures	12/17/15	170	AUD	21,431,396	(106,440)
Silver Futures	12/29/15	21	USD	1,570,417	(46,027)
Soybean Futures	11/13/15	211	USD	9,771,338	(360,738)
Sugar No. 11 Futures	02/29/16	694	USD	9,427,134	584,232
TOPIX Index Futures	12/10/15	381	JPY	5,439,959,389	(518,021)
U.S. Treasury Note 10 Year Futures	12/21/15	11,106	USD	1,418,392,098	11,331,870
United Kingdom Long Gilt Bond Futures	12/29/15	744	GBP	87,589,386	1,499,520
Wheat Futures	12/14/15	785	USD	19,569,435	556,002
Zinc Futures	10/16/15	5	USD	259,352	(49,556)

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Zinc Futures	10/30/15	6	USD	292,233	$(39,862)
Zinc Futures	11/06/15	5	USD	237,155	(26,704)
Zinc Futures	11/17/15	5	USD	229,687	(19,093)
Zinc Futures	11/19/15	9	USD	401,955	(22,857)
Zinc Futures	11/20/15	22	USD	1,005,454	(78,693)
Zinc Futures	11/24/15	27	USD	1,161,741	(23,988)
Zinc Futures	11/25/15	16	USD	698,039	(23,763)
Zinc Futures	11/27/15	28	USD	1,244,969	(64,797)
Zinc Futures	12/02/15	21	USD	952,926	(67,446)
Zinc Futures	12/03/15	8	USD	365,820	(28,466)
Zinc Futures	12/04/15	4	USD	178,012	(9,322)
Zinc Futures	12/15/15	1	USD	42,572	(372)
Zinc Futures	12/16/15	235	USD	9,919,273	(3,742)
Zinc Futures	12/18/15	6	USD	258,157	(4,995)
Zinc Futures	12/21/15	11	USD	457,997	6,134
Zinc Futures	12/22/15	12	USD	490,859	15,466
Zinc Futures	12/23/15	7	USD	290,668	4,688

Futures Contracts—Short
Aluminum Futures	10/16/15	(18)	USD	(767,431)	$58,910
Aluminum Futures	10/30/15	(22)	USD	(901,946)	46,284
Aluminum Futures	11/06/15	(20)	USD	(791,201)	12,036
Aluminum Futures	11/17/15	(20)	USD	(782,951)	1,761
Aluminum Futures	11/19/15	(10)	USD	(389,101)	(1,680)
Aluminum Futures	11/20/15	(48)	USD	(1,873,596)	(2,592)
Aluminum Futures	11/24/15	(115)	USD	(4,379,426)	(119,863)
Aluminum Futures	11/25/15	(81)	USD	(3,134,991)	(34,822)
Aluminum Futures	11/27/15	(74)	USD	(2,884,340)	(12,908)
Aluminum Futures	12/02/15	(85)	USD	(3,401,207)	69,335
Aluminum Futures	12/03/15	(35)	USD	(1,411,186)	38,915
Aluminum Futures	12/04/15	(19)	USD	(772,331)	27,208
Aluminum Futures	12/18/15	(22)	USD	(894,796)	29,333
Aluminum Futures	12/21/15	(38)	USD	(1,546,507)	50,798
Aluminum Futures	12/22/15	(48)	USD	(1,907,882)	18,230
Aluminum Futures	12/23/15	(31)	USD	(1,235,259)	14,634
Copper Futures	10/16/15	(27)	USD	(3,712,434)	216,015
Copper Futures	10/30/15	(20)	USD	(2,632,951)	45,416
Copper Futures	11/06/15	(13)	USD	(1,686,068)	4,518
Copper Futures	11/17/15	(11)	USD	(1,400,548)	(21,947)
Copper Futures	11/19/15	(12)	USD	(1,503,871)	(47,354)
Copper Futures	11/20/15	(26)	USD	(3,274,716)	(86,161)
Copper Futures	11/24/15	(51)	USD	(6,284,750)	(307,294)
Copper Futures	11/25/15	(44)	USD	(5,450,612)	(236,454)
Copper Futures	11/27/15	(34)	USD	(4,272,668)	(121,730)
Copper Futures	12/02/15	(24)	USD	(3,050,506)	(51,116)
Copper Futures	12/03/15	(10)	USD	(1,293,622)	1,324
Copper Futures	12/04/15	(5)	USD	(648,673)	2,545
Copper Futures	12/14/15	(194)	USD	(24,465,135)	(587,540)
Lead Futures	10/16/15	(5)	USD	(230,360)	22,469
Lead Futures	10/30/15	(3)	USD	(128,166)	3,198
Lead Futures	11/06/15	(4)	USD	(170,590)	3,870
Lead Futures	11/17/15	(3)	USD	(130,155)	4,976
Lead Futures	11/19/15	(7)	USD	(299,233)	7,093
Lead Futures	11/20/15	(15)	USD	(637,514)	11,456
Lead Futures	11/24/15	(24)	USD	(989,052)	(12,930)
Lead Futures	11/25/15	(17)	USD	(703,201)	(6,587)

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lead Futures	11/27/15	(18)	USD	(749,258)	$(2,391)
Lead Futures	12/02/15	(14)	USD	(607,741)	22,912
Lead Futures	12/03/15	(5)	USD	(216,301)	7,419
Lead Futures	12/04/15	(3)	USD	(127,041)	1,703
Lead Futures	12/14/15	(96)	USD	(4,074,801)	60,801
Lead Futures	12/18/15	(6)	USD	(253,410)	2,622
Lead Futures	12/21/15	(8)	USD	(337,976)	3,650
Lead Futures	12/22/15	(7)	USD	(293,983)	1,500
Lead Futures	12/23/15	(7)	USD	(297,479)	5,047
Nickel Futures	10/16/15	(2)	USD	(137,995)	13,505
Nickel Futures	10/30/15	(3)	USD	(200,169)	13,331
Nickel Futures	11/06/15	(2)	USD	(130,494)	5,899
Nickel Futures	11/17/15	(2)	USD	(127,627)	2,976
Nickel Futures	11/19/15	(5)	USD	(311,988)	344
Nickel Futures	11/20/15	(10)	USD	(620,941)	(2,353)
Nickel Futures	11/24/15	(14)	USD	(817,058)	(55,590)
Nickel Futures	11/25/15	(5)	USD	(283,389)	(28,274)
Nickel Futures	11/27/15	(13)	USD	(755,440)	(54,902)
Nickel Futures	12/02/15	(12)	USD	(711,044)	(37,096)
Nickel Futures	12/03/15	(5)	USD	(298,372)	(13,365)
Nickel Futures	12/04/15	(3)	USD	(178,161)	(8,887)
Nickel Futures	12/14/15	(62)	USD	(3,685,138)	(182,174)
Nickel Futures	12/18/15	(4)	USD	(235,190)	(14,297)
Nickel Futures	12/21/15	(5)	USD	(294,768)	(17,116)
Nickel Futures	12/22/15	(4)	USD	(233,750)	(15,764)
Nickel Futures	12/23/15	(5)	USD	(293,985)	(17,916)
Primary Aluminum Futures	12/14/15	(457)	USD	(18,055,819)	84,294
Zinc Futures	10/16/15	(5)	USD	(258,519)	48,723
Zinc Futures	10/30/15	(6)	USD	(290,460)	38,090
Zinc Futures	11/06/15	(5)	USD	(234,738)	24,286
Zinc Futures	11/17/15	(5)	USD	(228,175)	17,581
Zinc Futures	11/19/15	(9)	USD	(402,278)	23,180
Zinc Futures	11/20/15	(22)	USD	(991,843)	65,082
Zinc Futures	11/24/15	(27)	USD	(1,164,081)	26,328
Zinc Futures	11/25/15	(16)	USD	(686,484)	12,208
Zinc Futures	11/27/15	(28)	USD	(1,227,035)	46,862
Zinc Futures	12/02/15	(21)	USD	(953,374)	67,893
Zinc Futures	12/03/15	(8)	USD	(367,353)	29,999
Zinc Futures	12/04/15	(4)	USD	(179,251)	10,561
Zinc Futures	12/15/15	(1)	USD	(42,998)	798
Zinc Futures	12/16/15	(126)	USD	(5,609,653)	293,241
Zinc Futures	12/18/15	(6)	USD	(250,485)	(2,677)
Zinc Futures	12/21/15	(11)	USD	(458,742)	(5,389)
Zinc Futures	12/22/15	(12)	USD	(491,671)	(14,654)
Zinc Futures	12/23/15	(7)	USD	(293,104)	(2,252)

Net Unrealized Appreciation					$16,358,716

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
10/14/15	Citibank N.A.	Brent Crude Futures	USD	58,735,080	$(3,593,280)	$—	$(3,593,280)
10/14/15	Merrill Lynch International	Brent Crude Futures	USD	50,263,960	(878,190)	—	(878,190)
11/20/15	Citibank N.A.	Corn No. 2 Futures	USD	1,748,451	15,811	—	15,811
10/19/15	Citibank N.A.	Crude Oil Futures	USD	57,954,281	256,909	—	256,909
10/19/15	Merrill Lynch International	Crude Oil Futures	USD	47,423,950	(710,710)	—	(710,710)
10/29/15	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	172,720,923	(386,736)	—	(386,736)
10/29/15	Bank of America N.A.	Hang Seng Index Future	HKD	32,860,076	(81,609)	—	(81,609)
10/14/15	Bank of America N.A.	Ibovespa Futures	BRL	38,473,662	(688,789)	—	(688,789)
12/14/15	Bank of America N.A.	Japanese Government 10 Year Bond Futures	JPY	9,760,376,000	151,578	—	151,578
12/04/15	Merrill Lynch International	Live Cattle Futures	USD	19,992,750	(1,925,100)	—	(1,925,100)
12/29/15	Bank of America N.A.	Long Gilt Futures	GBP	3,213,689	1,409	—	1,409
11/11/15	Citibank N.A.	Low Sulphur Gas Oil Futures	USD	25,548,506	(377,206)	—	(377,206)
11/11/15	Merrill Lynch International	Low Sulphur Gas Oil Futures	USD	10,665,000	(157,500)	—	(157,500)
10/29/15	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	12,139,222	(18,922)	—	(18,922)
10/29/15	Citibank N.A.	NY Harbor ULSD Futures	USD	15,232,888	(187,891)	—	(187,891)
10/29/15	Merrill Lynch International	NY Harbor ULSD Futures	USD	12,967,189	(53,029)	—	(53,029)
10/28/15	Barclays Bank plc	Natural Gas Futures	USD	986,760	(78,120)	—	(78,120)
10/28/15	Citibank N.A.	Natural Gas Futures	USD	13,515,840	(1,047,280)	—	(1,047,280)
10/28/15	Merrill Lynch International	Natural Gas Futures	USD	4,362,100	(298,460)	—	(298,460)
10/29/15	Citibank N.A.	RBOB Gasoline Futures	USD	13,366,231	237,901	—	237,901
10/29/15	Merrill Lynch International	RBOB Gasoline Futures	USD	12,202,092	24,406	—	24,406
11/13/15	Citibank N.A.	Soybean Futures	USD	2,317,339	(42,739)	—	(42,739)
11/13/15	Merrill Lynch International	Soybean Futures	USD	5,915,575	150,025	—	150,025
12/18/15	Bank of America N.A.	Swiss Market Index Futures	CHF	22,517,294	(457,515)	—	(457,515)
12/21/15	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	275,432,711	316,320	—	316,320
12/14/15	Citibank N.A.	Wheat Futures	USD	2,634,023	(18,998)	—	(18,998)

Totals					$(9,847,715)	$—	$(9,847,715)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-45

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$790,615,043	$—	$790,615,043
Total Foreign Government*	—	695,639,420	—	695,639,420
Short-Term Investments
Mutual Funds	1,477,017,699	—	—	1,477,017,699
U.S. Treasury	—	1,072,956,415	—	1,072,956,415
Total Short-Term Investments	1,477,017,699	1,072,956,415	—	2,549,974,114
Total Investments	$1,477,017,699	$2,559,210,878	$—	$4,036,228,577

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,374,771	$—	$4,374,771
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,173,489)	—	(1,173,489)
Total Forward Contracts	$—	$3,201,282	$—	$3,201,282
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$35,109,210	$—	$—	$35,109,210
Futures Contracts (Unrealized Depreciation)	(18,750,494)	—	—	(18,750,494)
Total Futures Contracts	$16,358,716	$—	$—	$16,358,716
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,154,359	$—	$1,154,359
OTC Swap Contracts at Value (Liabilities)	—	(11,002,074)	—	(11,002,074)
Total OTC Swap Contracts	$—	$(9,847,715)	$—	$(9,847,715)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-46

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—51.4% of Net Assets

Security Description	Shares	Value

Investment Company Securities—51.4%
Consumer Discretionary Select Sector SPDR Fund (a)	1,907,756	$141,669,961
Consumer Staples Select Sector SPDR Fund (a)	2,535,939	119,670,961
Energy Select Sector SPDR Fund (a)	1,385,355	84,783,726
Financial Select Sector SPDR Fund (a)	9,339,060	211,623,100
Health Care Select Sector SPDR Fund (a)	2,109,513	139,713,046
Industrial Select Sector SPDR Fund (a)	2,702,775	134,841,445
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	4,618,949	485,590,108
iShares Barclays Intermediate Credit Bond Fund (a) (b)	1,173,627	127,455,892
iShares Core Total U.S. Bond Market ETF (b)	3,419,215	374,677,580
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,858,200	447,898,438
iShares MSCI EAFE Index Fund (b)	5,598,492	320,905,561
iShares MSCI Japan Index Fund (a) (b)	2,978,237	34,041,249
iShares U.S. Real Estate ETF (a) (b)	2,080,408	147,604,948
Materials Select Sector SPDR Fund (a)	1,102,186	43,999,265
Powershares QQQ Trust - Series 1 (a)	2,330,863	237,188,619
SPDR S&P 500 ETF Trust (a)	234,454	44,928,420
Technology Select Sector SPDR Fund (a)	3,193,938	126,160,551
Utilities Select Sector SPDR Fund (a)	1,071,224	46,373,287
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,249,463
Vanguard Total Bond Market ETF	5,264,314	431,305,246

Total Mutual Funds (Cost $3,820,545,404)		3,816,680,866

Short-Term Investments—56.6%

Mutual Funds—13.1%
SSGA USD Liquidity Fund, S2 Shares 0.099% (c)	63,449,806	63,449,806
State Street Navigator Securities Lending MET Portfolio (d)	910,750,144	910,750,144

		974,199,950

Security Description	Principal Amount*	Value

Repurchase Agreement—43.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $3,224,038,728 on 10/01/15, collateralized by $3,251,535,000 U.S. Government Agency Obligations with rates ranging from 0.875% - 1.880%, maturity dates ranging from 01/31/19 - 03/11/20, with a value of $3,288,538,453.	3,224,038,728	3,224,038,728

Total Short-Term Investments (Cost $4,198,238,678)		4,198,238,678

Total Investments—108.0% (Cost $8,018,784,082) (e)		8,014,919,544
Other assets and liabilities (net)—(8.0)%		(596,116,605)

Net Assets—100.0%		$7,418,802,939

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $1,003,173,653 and the collateral received consisted of cash in the amount of $910,750,144 and non-cash collateral with a value of $99,103,429. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2015.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(e)	As of September 30, 2015, the aggregate cost of investments was $8,018,784,082. The aggregate unrealized appreciation and depreciation of investments were $60,285,018 and $(64,149,556), respectively, resulting in net unrealized depreciation of $(3,864,538).
(ETF)—	Exchange-Traded Fund

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
SEK	349,788,574	BNP Paribas S.A.	11/20/15	$41,147,047	$690,790
SEK	81,211,426	Credit Suisse International	11/20/15	9,540,308	173,303

Net Unrealized Appreciation					$864,093

MIST-47

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian Currency Futures	12/14/15	1,529	USD	105,350,929	$1,495,591
British Pound Currency Futures	12/14/15	3,239	USD	307,244,374	(1,300,580)
CAC 40 Index Futures	10/16/15	978	EUR	44,213,439	(757,338)
DAX Index Futures	12/18/15	245	EUR	62,051,561	(3,226,070)
Euro Currency Futures	12/14/15	2,396	USD	334,436,444	374,606
Euro Stoxx 50 Index Futures	12/18/15	14,542	EUR	458,157,078	(9,680,992)
FTSE 100 Index Futures	12/18/15	3,236	GBP	196,856,078	(3,172,867)
FTSE MIB Index Futures	12/18/15	130	EUR	13,939,501	(149,900)
Hang Seng Index Futures	10/29/15	488	HKD	518,818,889	(1,483,099)
IBEX 35 Index Futures	10/16/15	179	EUR	17,454,530	(421,699)
Japanese Yen Currency Futures	12/14/15	3,051	USD	321,105,834	(2,924,671)
MSCI Singapore Index Futures	10/29/15	439	SGD	27,724,610	(201,757)
Nikkei 225 Index Futures	12/10/15	2,081	JPY	37,571,443,129	(11,527,138)
OMX Stockholm 30 Index Futures	10/16/15	2,703	SEK	399,004,381	(1,958,761)
Russell 2000 Mini Index Futures	12/18/15	3,891	USD	445,461,345	(19,046,655)
S&P 500 E-Mini Index Futures	12/18/15	4,114	USD	399,017,020	(6,397,430)
SPI 200 Index Futures	12/17/15	1,096	AUD	139,946,542	(1,933,554)
Swiss Franc Currency Futures	12/14/15	1,236	USD	159,324,521	(467,621)
U.S. Treasury Long Bond Futures	12/21/15	479	USD	74,508,371	859,286
U.S. Treasury Note 10 Year Futures	12/21/15	3,384	USD	433,476,235	2,160,890
U.S. Treasury Note 5 Year Futures	12/31/15	2,305	USD	277,022,198	766,318

Net Unrealized Depreciation					$(58,993,441)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
1.000%	01/19/16	Credit Suisse International	MSCI Switzerland Net Return Index	CHF	14,086,821	$41,680	$—	$41,680
1.000%	01/19/16	UBS AG	MSCI Switzerland Net Return Index	CHF	139,618,160	(14,006,896)	—	(14,006,896)
0.120%	03/04/16	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	73,754,323	(598,365)	—	(598,365)
0.120%	03/04/16	JPMorgan Chase Bank N.A.	S&P GSCI Index	USD	204,275,787	(4,555,037)	—	(4,555,037)

Totals						$(19,118,618)	$—	$(19,118,618)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.975%	04/07/25	USD	310,000,000	$18,017
Pay	3M LIBOR	2.000%	04/08/25	USD	410,000,000	626,841
Pay	3M LIBOR	2.000%	04/09/25	USD	211,000,000	551,773
Pay	3M LIBOR	2.010%	04/08/25	USD	356,000,000	861,178
Pay	3M LIBOR	2.030%	04/02/25	USD	424,000,000	2,294,230
Pay	3M LIBOR	2.050%	04/01/25	USD	372,500,000	2,279,663
Pay	3M LIBOR	2.220%	05/28/25	USD	131,000,000	2,744,546

Net Unrealized Appreciation						$9,376,248

MIST-48

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,816,680,866	$—	$—	$3,816,680,866
Short-Term Investments
Mutual Funds	974,199,950	—	—	974,199,950
Repurchase Agreement	—	3,224,038,728	—	3,224,038,728
Total Short-Term Investments	974,199,950	3,224,038,728	—	4,198,238,678
Total Investments	$4,790,880,816	$3,224,038,728	$—	$8,014,919,544

Collateral for Securities Loaned (Liability)	$—	$(910,750,144)	$—	$(910,750,144)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$864,093	$—	$864,093
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,656,691	$—	$—	$5,656,691
Futures Contracts (Unrealized Depreciation)	(64,650,132)	—	—	(64,650,132)
Total Futures Contracts	$(58,993,441)	$—	$—	$(58,993,441)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,376,248	$—	$9,376,248
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$41,680	$—	$41,680
OTC Swap Contracts at Value (Liabilities)	—	(19,160,298)	—	(19,160,298)
Total OTC Swap Contracts	$—	$(19,118,618)	$—	$(19,118,618)

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—79.4% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
Acosta, Inc.
7.750%, 10/01/22 (144A) (a)	790,000	$747,538
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 02/15/24	243,000	246,341

		993,879

Aerospace/Defense—1.3%
Accudyne Industries Borrower / Accudyne Industries LLC
7.750%, 12/15/20 (144A)	1,374,000	1,191,945
Meccanica Holdings USA, Inc.
6.250%, 07/15/19 (144A)	278,000	296,771
National Air Cargo Group, Inc.
11.875%, 05/02/18 (h) (i)	652,305	652,305
11.875%, 05/08/18 (h) (i)	666,941	666,941
TransDigm, Inc.
5.500%, 10/15/20 (a)	760,000	724,375
6.000%, 07/15/22	3,675,000	3,426,937
6.500%, 07/15/24	2,025,000	1,903,196

		8,862,470

Airlines—0.9%
American Airlines Pass-Through Trust
6.000%, 01/15/17 (144A)	3,251,846	3,333,142
Continental Airlines Pass-Through Certificates
6.125%, 04/29/18	900,000	933,750
Virgin Australia Trust
7.125%, 10/23/18 (144A)	1,523,746	1,546,602
8.500%, 10/23/16 (144A)	593,063	604,924

		6,418,418

Apparel—0.2%
Levi Strauss & Co.
5.000%, 05/01/25 (a)	552,000	540,960
6.875%, 05/01/22	388,000	416,130
William Carter Co. (The)
5.250%, 08/15/21	485,000	499,550

		1,456,640

Auto Manufacturers—0.2%
CNH Industrial Finance Europe S.A.
2.750%, 03/18/19 (EUR)	685,000	737,714
Jaguar Land Rover Automotive plc
5.000%, 02/15/22(GBP)	412,000	617,294

		1,355,008

Auto Parts & Equipment—1.2%
Affinia Group, Inc.
7.750%, 05/01/21	295,000	309,750
Delphi Corp.
5.000%, 02/15/23	390,000	403,650
Goodyear Tire & Rubber Co. (The)
6.500%, 03/01/21	1,740,000	1,822,650
Schaeffler Finance B.V.
4.750%, 05/15/23 (144A) (a)	395,000	381,175

Auto Parts & Equipment—(Continued)
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR)(b)	190,000	226,191
6.750%, 11/15/22 (144A) (a) (b)	2,870,000	3,085,250
6.875%, 08/15/18 (EUR)(b)	730,000	842,799
ZF North America Capital, Inc.
2.250%, 04/26/19 (EUR)	100,000	106,712
2.750%, 04/27/23 (EUR)	300,000	301,698
4.500%, 04/29/22 (144A)	458,000	432,810

		7,912,685

Banks—4.2%
Banca Monte dei Paschi di Siena S.p.A.
3.625%, 04/01/19 (EUR)	100,000	112,312
Banco Popolare SC
2.750%, 07/27/20 (EUR)	100,000	110,754
Bank of America Corp.
5.125%, 06/17/19 (c)	1,145,000	1,117,806
6.100%, 03/17/25 (c)	462,000	450,450
6.250%, 09/05/24 (c)	3,688,000	3,605,020
6.500%, 10/23/24 (c)	1,830,000	1,866,600
Bankia S.A.
4.000%, 05/22/24 (EUR) (c)	400,000	430,880
CIT Group, Inc.
5.000%, 08/01/23	1,050,000	1,043,437
5.500%, 02/15/19 (144A)	296,000	307,100
6.000%, 04/01/36	1,550,000	1,472,500
6.625%, 04/01/18 (144A)	145,000	153,338
Citigroup, Inc.
5.950%, 08/15/20 (c)	425,000	419,156
5.950%, 05/15/25 (c)	4,100,000	3,864,250
HSH Nordbank AG
0.776%, 02/14/17 (EUR) (c)	295,000	265,354
0.816%, 02/14/17 (EUR) (c)	285,000	254,767
Ibercaja Banco S.A.
5.000%, 07/28/25 (EUR) (c)	300,000	315,736
JPMorgan Chase & Co.
5.000%, 07/01/19(c)	1,060,000	1,030,850
5.300%, 05/01/20 (c)	4,030,000	3,959,475
Morgan Stanley
5.550%, 07/15/20 (a) (c)	1,245,000	1,226,325
Novo Banco S.A.
2.625%, 05/08/17 (EUR)	400,000	413,677
4.000%, 01/21/19 (EUR)	200,000	206,922
4.750%, 01/15/18 (EUR)	1,000,000	1,058,497
UniCredit S.p.A.
6.950%, 10/31/22 (EUR)	100,000	127,932
Wells Fargo & Co.
5.875%, 06/15/25 (c)	4,125,000	4,222,969
5.900%, 06/15/24 (c) (d)	1,100,000	1,100,000

		29,136,107

Biotechnology—0.1%
Concordia Healthcare Corp.
7.000%, 04/15/23 (144A)	727,000	636,125

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—1.1%
Builders FirstSource, Inc.
10.750%, 08/15/23 (144A)	432,000	$431,460
Building Materials Corp. of America
6.000%, 10/15/25 (144A)	2,119,000	2,140,190
Cemex S.A.B. de C.V.
4.375%, 03/05/23 (EUR)	147,000	147,832
CPG Merger Sub LLC
8.000%, 10/01/21 (144A) (a)	1,767,000	1,758,165
Kerneos Corporate SAS
5.750%, 03/01/21 (EUR)	131,000	143,598
LSF9 Balta Issuer S.A.
7.750%, 09/15/22 (EUR)	175,000	195,545
Norbord, Inc.
6.250%, 04/15/23 (144A) (a)	540,000	528,188
Ply Gem Industries, Inc.
6.500%, 02/01/22	820,000	787,200
Unifrax I LLC / Unifrax Holding Co.
7.500%, 02/15/19 (144A)	535,000	524,300
USG Corp.
5.500%, 03/01/25 (144A)	207,000	206,483
5.875%, 11/01/21 (144A)	761,000	789,537

		7,652,498

Chemicals—0.9%
Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B
7.375%, 05/01/21 (144A)	960,000	1,011,600
Chemours Co. (The)
6.625%, 05/15/23 (144A) (a)	968,000	650,980
7.000%, 05/15/25 (144A) (a)	562,000	369,515
Huntsman International LLC
4.875%, 11/15/20 (a)	511,000	444,008
5.125%, 04/15/21 (EUR)	892,000	922,256
Momentive Performance Materials, Inc.
3.880%, 10/24/21	1,398,000	1,076,460
Platform Specialty Products Corp.
6.500%, 02/01/22 (144A)	1,534,000	1,319,240
PSPC Escrow Corp.
6.000%, 02/01/23 (EUR)	138,000	130,972

		5,925,031

Coal—0.6%
CONSOL Energy, Inc.
5.875%, 04/15/22 (a)	4,554,000	3,062,565
Peabody Energy Corp.
6.000%, 11/15/18 (a)	1,385,000	360,100
7.875%, 11/01/26	967,000	198,235
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp.
7.375%, 02/01/20 (144A)	489,000	432,667

		4,053,567

Commercial Services—2.2%
AA Bond Co., Ltd.
5.500%, 07/31/43 (GBP)	375,000	535,105

Commercial Services—(Continued)
Ashtead Capital, Inc.
5.625%, 10/01/24 (144A)	470,000	467,650
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.500%, 04/01/23 (a)	405,000	392,052
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/01/21 (144A)	679,000	606,007
Ceridian HCM Holding, Inc.
11.000%, 03/15/21 (144A) (a)	1,197,000	1,095,255
Cognita Financing plc
7.750%, 08/15/21 (GBP)	125,000	191,930
EC Finance plc
5.125%, 07/15/21 (EUR)	445,000	501,052
ExamWorks Group, Inc.
5.625%, 04/15/23	676,000	685,295
Hertz Corp. (The)
5.875%, 10/15/20 (a)	210,000	207,585
6.750%, 04/15/19	575,000	585,063
Igloo Holdings Corp.
8.250%, 12/15/17 (144A) (b)	509,000	510,273
Interactive Data Corp.
5.875%, 04/15/19 (144A)	1,600,000	1,595,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, 08/01/23 (144A)	1,873,000	1,821,492
Jurassic Holdings III, Inc.
6.875%, 02/15/21 (144A) (a)	531,000	373,028
Laureate Education, Inc.
9.250%, 09/01/19 (144A) (a)	1,075,000	843,875
Live Nation Entertainment, Inc.
7.000%, 09/01/20 (144A)	383,000	400,235
Safway Group Holding LLC / Safway Finance Corp.
7.000%, 05/15/18 (144A) (a)	561,000	574,324
Service Corp. International
5.375%, 05/15/24	532,000	553,945
Truven Health Analytics, Inc.
10.625%, 06/01/20	405,000	423,225
United Rentals North America, Inc.
5.500%, 07/15/25 (a)	787,000	735,845
5.750%, 11/15/24	927,000	887,602
6.125%, 06/15/23	557,000	555,259
8.250%, 02/01/21	198,000	208,395
Verisure Holding AB
8.750%, 12/01/18 (EUR)	288,000	336,293

		15,085,785

Computers—0.4%
NCR Corp.
6.375%, 12/15/23	327,000	320,460
Riverbed Technology, Inc.
8.875%, 03/01/23 (144A)	1,445,000	1,314,950
SunGard Data Systems, Inc.
6.625%, 11/01/19	955,000	986,037

		2,621,447

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—2.3%
American Tire Distributors, Inc.
10.250%, 03/01/22 (144A) (a)	1,784,000	$1,819,680
Beacon Roofing Supply, Inc.
6.375%, 10/01/23 (144A)	211,000	211,528
HD Supply, Inc.
5.250%, 12/15/21 (144A)	3,334,000	3,350,670
7.500%, 07/15/20	5,598,000	5,821,920
11.000%, 04/15/20	4,097,000	4,537,427

		15,741,225

Diversified Financial Services—3.6%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.500%, 05/15/21	340,000	339,575
5.000%, 10/01/21	1,930,000	1,968,600
Aircastle, Ltd.
5.125%, 03/15/21	513,000	514,282
5.500%, 02/15/22	325,000	328,250
7.625%, 04/15/20 (a)	48,000	53,880
Ally Financial, Inc.
4.625%, 03/30/25 (a)	572,000	540,540
5.125%, 09/30/24 (a)	2,202,000	2,174,475
8.000%, 11/01/31 (e)	6,899,000	7,992,078
American Express Co.
4.900%, 03/15/20 (c)	1,595,000	1,532,316
DFC Finance Corp.
10.500%, 06/15/20 (144A)	1,055,000	619,812
E*Trade Financial Corp.
4.625%, 09/15/23	964,000	973,640
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
5.875%, 02/01/22	1,607,000	1,617,044
International Lease Finance Corp.
4.625%, 04/15/21	261,000	262,305
5.875%, 04/01/19	410,000	431,115
5.875%, 08/15/22	975,000	1,038,375
8.250%, 12/15/20	150,000	175,500
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.875%, 04/15/22 (144A)	1,692,000	1,539,720
7.375%, 04/01/20 (144A)	305,000	293,959
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (f) (g)	4,500,000	603,396
4.750%, 01/16/14 (EUR) (f) (g)	2,140,000	316,839
5.375%, 10/17/12 (EUR) (f) (g)	350,000	51,819
Navient Corp.
5.500%, 01/25/23 (a)	65,000	51,553
5.875%, 10/25/24	110,000	86,350
6.125%, 03/25/24	65,000	52,000
Pershing Square Holdings, Ltd.
5.500%, 07/15/22 (144A) (d)	1,000,000	972,040

		24,529,463

Electric—2.1%
AES Corp.
4.875%, 05/15/23	455,000	399,263
5.500%, 03/15/24 (a)	106,000	93,969

Electric—(Continued)
Calpine Corp.
5.375%, 01/15/23 (a)	1,413,000	1,317,622
5.500%, 02/01/24	391,000	363,630
5.875%, 01/15/24 (144A) (a)	1,110,000	1,143,300
6.000%, 01/15/22 (144A)	320,000	331,600
Dynegy, Inc.
6.750%, 11/01/19	1,835,000	1,839,587
7.375%, 11/01/22	75,000	75,656
FPL Energy National Wind Portfolio LLC
6.125%, 03/25/19 (144A)	4,311	4,311
Homer City Generation L.P.
8.137%, 10/01/19 (b)	369,306	369,306
8.734%, 10/01/26 (b)	1,059,101	1,059,101
Mirant Mid Atlantic Pass-Through Trust
9.125%, 06/30/17	408,101	422,385
10.060%, 12/30/28	871,019	908,038
NRG Energy, Inc.
6.250%, 05/01/24	398,000	351,235
7.875%, 05/15/21	303,000	307,166
NRG REMA LLC
9.237%, 07/02/17	55,976	57,761
9.681%, 07/02/26	418,000	422,180
NRG Yield Operating LLC
5.375%, 08/15/24 (a)	610,000	535,275
Talen Energy Supply LLC
6.500%, 06/01/25 (144A) (a)	419,000	360,340
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
10.500%, 11/01/16 (f)	31,017,000	3,877,125
Viridian Group FundCo II, Ltd.
7.500%, 03/01/20 (EUR)	280,000	305,081

		14,543,931

Electrical Components & Equipment—0.1%
Belden, Inc.
5.500%, 04/15/23 (EUR)	901,000	966,506

Electronics—0.1%
Trionista Holdco GmbH
5.000%, 04/30/20 (EUR)	416,000	477,380
Trionista TopCo GmbH
6.875%, 04/30/21 (EUR)	211,000	244,483

		721,863

Energy-Alternate Sources—0.1%
CE Energy A/S
7.000%, 02/01/21 (EUR)	185,000	213,541
TerraForm Power Operating LLC
6.125%, 06/15/25 (144A) (a)	253,000	218,845

		432,386

Engineering & Construction—0.7%
Abengoa Finance S.A.U.
7.000%, 04/15/20 (EUR)	220,000	100,789

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Abengoa Greenfield S.A.
6.500%, 10/01/19 (144A)	511,000	$191,625
AECOM
5.875%, 10/15/24 (144A)	1,091,000	1,099,182
Aguila 3 S.A.
7.875%, 01/31/18 (144A)	551,000	555,133
Aldesa Financial Services S.A.
7.250%, 04/01/21 (EUR)	485,000	470,403
Astaldi S.p.A.
7.125%, 12/01/20 (EUR)	148,000	170,336
Novafives SAS
4.500%, 06/30/21 (EUR)	160,000	136,546
Officine Maccaferri S.p.A.
5.750%, 06/01/21 (EUR)	383,000	410,702
SBA Communications Corp.
4.875%, 07/15/22	1,240,000	1,216,750
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/23	505,000	468,388

		4,819,854

Entertainment—0.6%
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 06/01/24	405,000	406,013
CPUK Finance, Ltd.
7.000%, 08/28/20 (GBP)	150,000	226,912
DreamWorks Animation SKG, Inc.
6.875%, 08/15/20 (144A)	258,000	250,260
International Game Technology plc
4.125%, 02/15/20 (EUR)	176,000	191,261
4.750%, 02/15/23 (EUR)	150,000	155,009
6.250%, 02/15/22 (144A)	200,000	186,000
Intralot Capital Luxembourg S.A.
6.000%, 05/15/21 (EUR)	258,000	251,821
Pinnacle Entertainment, Inc.
6.375%, 08/01/21	1,489,000	1,575,853
PortAventura Entertainment Barcelona B.V.
7.250%, 12/01/20 (EUR)	100,000	113,993
Regal Entertainment Group
5.750%, 02/01/25	271,000	256,095
Vougeot Bidco plc
7.875%, 07/15/20 (GBP)	182,000	287,374
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.625%, 09/15/49 (144A) (f) (h)	294,455	0

		3,900,591

Environmental Control—0.1%
ADS Waste Holdings, Inc.
8.250%, 10/01/20	388,000	387,030
Bilbao Luxembourg S.A.
10.688%, 12/01/18 (EUR) (b)	273,132	313,621
Covanta Holding Corp.
5.875%, 03/01/24	369,000	351,473

		1,052,124

Food—0.8%
Bakkavor Finance 2 plc
8.750%, 06/15/20 (GBP)	296,000	489,238
Boparan Finance plc
4.375%, 07/15/21 (EUR)	220,000	215,714
5.500%, 07/15/21 (GBP)	300,000	397,323
Findus Bondco S.A.
9.125%, 07/01/18 (EUR)	178,000	206,873
JBS USA LLC / JBS USA Finance, Inc.
5.750%, 06/15/25 (144A)	640,000	588,800
Post Holdings, Inc.
7.750%, 03/15/24 (144A)	1,289,000	1,321,225
8.000%, 07/15/25 (144A)	675,000	695,250
R&R Pik plc
9.250%, 05/15/18 (EUR) (b)	526,000	593,630
Smithfield Foods, Inc.
5.875%, 08/01/21 (144A)	352,000	360,800
6.625%, 08/15/22	331,000	348,791
WhiteWave Foods Co. (The)
5.375%, 10/01/22	350,000	363,125

		5,580,769

Food Service—0.2%
Aramark Services, Inc.
5.750%, 03/15/20	769,000	799,279
Brakes Capital
7.125%, 12/15/18 (GBP)	185,000	288,255

		1,087,534

Forest Products & Paper—0.1%
Clearwater Paper Corp.
4.500%, 02/01/23	544,000	503,200

Healthcare-Products—1.4%
3AB Optique Developpement SAS
5.625%, 04/15/19 (EUR)	350,000	366,647
Alere, Inc.
6.375%, 07/01/23 (144A)	613,000	622,195
6.500%, 06/15/20	269,000	273,035
7.250%, 07/01/18	300,000	312,000
8.625%, 10/01/18	816,000	833,593
Crimson Merger Sub, Inc.
6.625%, 05/15/22 (144A)	1,623,000	1,395,780
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/21 (144A)	2,229,000	2,173,275
Fresenius U.S. Finance II, Inc.
4.500%, 01/15/23 (144A) (a)	407,000	405,982
Hologic, Inc.
5.250%, 07/15/22 (144A)	867,000	875,670
IDH Finance plc
6.000%, 12/01/18 (GBP)	397,000	607,768
6.000%, 12/01/18 (144A) (GBP)	100,000	153,090
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.875%, 04/15/20 (144A)	485,000	463,175

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
5.500%, 04/15/25 (144A) (a)	220,000	$196,075
5.625%, 10/15/23 (144A) (a)	595,000	541,450
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/23 (144A)	241,000	239,193

		9,458,928

Healthcare-Services—4.7%
Acadia Healthcare Co., Inc.
5.125%, 07/01/22	435,000	428,475
5.625%, 02/15/23	172,000	172,860
5.625%, 02/15/23 (144A)	505,000	507,525
Amsurg Corp.
5.625%, 07/15/22	1,476,000	1,474,155
Care UK Health & Social Care plc
5.584%, 07/15/19 (GBP) (c)	326,000	454,690
Centene Corp.
4.750%, 05/15/22	946,000	941,270
CHS/Community Health Systems, Inc.
6.875%, 02/01/22 (a)	749,000	764,886
DaVita HealthCare Partners, Inc.
5.000%, 05/01/25	1,768,000	1,697,280
5.125%, 07/15/24	1,738,000	1,706,716
Envision Healthcare Corp.
5.125%, 07/01/22 (144A)	275,000	274,313
Ephios Bondco plc
6.250%, 07/01/22 (EUR)	465,000	516,951
Ephios Holdco II plc
8.250%, 07/01/23 (EUR)	200,000	217,982
HCA, Inc.
4.750%, 05/01/23	1,238,000	1,242,333
5.000%, 03/15/24 (d)	2,030,000	2,035,075
5.250%, 04/15/25	775,000	791,469
5.375%, 02/01/25	2,309,000	2,285,910
5.875%, 03/15/22	2,005,000	2,150,362
5.875%, 05/01/23 (a)	672,000	697,200
7.500%, 02/15/22	1,772,000	2,002,360
HealthSouth Corp.
5.125%, 03/15/23	488,000	469,700
5.750%, 11/01/24	909,000	897,637
5.750%, 11/01/24 (144A)	509,000	502,638
5.750%, 09/15/25 (144A)	736,000	713,920
Kindred Healthcare, Inc.
6.375%, 04/15/22 (a)	357,000	354,323
MPH Acquisition Holdings LLC
6.625%, 04/01/22 (144A)	470,000	470,000
Surgical Care Affiliates, Inc.
6.000%, 04/01/23 (144A)	336,000	332,640
Tenet Healthcare Corp.
3.837%, 06/15/20 (144A) (c)	711,000	706,112
4.375%, 10/01/21 (a)	1,028,000	1,002,300
4.500%, 04/01/21	260,000	256,100
4.750%, 06/01/20 (a)	435,000	439,350
6.000%, 10/01/20	1,546,000	1,631,030
6.750%, 06/15/23 (a)	2,149,000	2,132,882
8.125%, 04/01/22	535,000	568,652

Healthcare-Services—(Continued)
Voyage Care Bondco plc
6.500%, 08/01/18 (GBP)	704,000	$1,086,488
WellCare Health Plans, Inc.
5.750%, 11/15/20	403,000	419,120

		32,344,704

Holding Companies-Diversified—0.5%
Carlson Travel Holdings, Inc.
7.500%, 08/15/19 (144A) (b)	249,000	249,623
HRG Group, Inc.
7.875%, 07/15/19 (144A)	517,000	536,387
Monitchem HoldCo 3 S.A.
5.250%, 06/15/21 (EUR)	160,000	173,867
ProGroup AG
5.125%, 05/01/22 (EUR)	131,000	149,307
WaveDivision Escrow LLC / WaveDivision Escrow Corp.
8.125%, 09/01/20(144A)	2,413,000	2,352,675

		3,461,859

Home Builders—2.0%
Allegion U.S. Holding Co., Inc.
5.750%, 10/01/21	257,000	263,425
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.875%, 02/15/21 (144A)	744,000	684,480
Beazer Homes USA, Inc.
5.750%, 06/15/19 (a)	904,000	847,500
6.625%, 04/15/18	373,000	375,798
7.500%, 09/15/21	551,000	527,582
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	793,000	755,332
K Hovnanian Enterprises, Inc.
7.250%, 10/15/20 (144A) (a)	452,000	428,270
Lennar Corp.
4.750%, 11/15/22	590,000	572,772
PulteGroup, Inc.
6.375%, 05/15/33	974,000	1,000,785
Ryland Group, Inc. (The)
6.625%, 05/01/20	110,000	119,625
Shea Homes L.P. / Shea Homes Funding Corp.
5.875%, 04/01/23 (144A)	396,000	404,910
6.125%, 04/01/25 (144A)	866,000	885,485
Standard Pacific Corp.
8.375%, 01/15/21 (a)	1,873,000	2,200,775
Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
5.250%, 04/15/21 (144A)	435,000	432,825
TRI Pointe Holdings, Inc.
4.375%, 06/15/19	875,000	857,500
5.875%, 06/15/24	595,000	583,100
William Lyon Homes, Inc.
8.500%, 11/15/20	1,990,000	2,134,275
Woodside Homes Co. LLC / Woodside Homes Finance, Inc.
6.750%, 12/15/21 (144A)	660,000	607,200

		13,681,639

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Furnishings—0.0%
Tempur Sealy International, Inc.
5.625%, 10/15/23 (144A) (a)	60,000	$60,225

Household Products/Wares—0.3%
Spectrum Brands, Inc.
5.750%, 07/15/25 (144A)	969,000	988,380
6.125%, 12/15/24 (144A)	831,000	855,930
6.375%, 11/15/20	310,000	327,050

		2,171,360

Insurance—0.4%
CNO Financial Group, Inc.
4.500%, 05/30/20	225,000	229,500
Genworth Holdings, Inc.
4.800%, 02/15/24 (a)	410,000	307,500
HUB International, Ltd.
7.875%, 10/01/21 (144A)	795,000	759,225
Pension Insurance Corp. plc
6.500%, 07/03/24 (GBP)	300,000	453,103
Radian Group, Inc.
5.250%, 06/15/20 (a)	574,000	570,051
UNIQA Insurance Group AG
6.000%, 07/27/46 (EUR) (c)	100,000	111,285

		2,430,664

Internet—1.2%
Blue Coat Holdings, Inc.
8.375%, 06/01/23 (144A)	951,000	948,622
Zayo Group LLC / Zayo Capital, Inc.
6.000%, 04/01/23 (144A)	2,610,000	2,531,700
6.375%, 05/15/25 (144A) (a)	1,025,000	984,000
10.125%, 07/01/20 (a)	3,257,000	3,533,845

		7,998,167

Iron/Steel—0.3%
Ovako AB
6.500%, 06/01/19 (EUR)	250,000	245,828
Steel Dynamics, Inc.
5.125%, 10/01/21	1,155,000	1,094,362
5.250%, 04/15/23	232,000	212,280
5.500%, 10/01/24	35,000	32,091
6.375%, 08/15/22	260,000	255,450

		1,840,011

Leisure Time—0.2%
Cirsa Funding Luxembourg S.A.
5.875%, 05/15/23 (EUR)	375,000	370,879
Jarden Corp.
7.500%, 05/01/17	655,000	699,213
Sabre GLBL, Inc.
5.375%, 04/15/23 (144A)	556,000	547,660
TUI AG
4.500%, 10/01/19 (EUR)	106,000	123,993

		1,741,745

Lodging—1.6%
Boyd Gaming Corp.
6.875%, 05/15/23	1,641,000	1,665,615
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/20	1,165,000	1,106,750
FelCor Lodging L.P.
6.000%, 06/01/25	1,068,000	1,068,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	795,000	820,838
MGM Resorts International
5.250%, 03/31/20 (a)	509,000	501,365
6.000%, 03/15/23 (a)	1,540,000	1,495,725
6.625%, 12/15/21	913,000	935,825
6.750%, 10/01/20	1,041,000	1,074,832
7.750%, 03/15/22	225,000	239,625
Station Casinos LLC
7.500%, 03/01/21 (a)	2,108,000	2,192,320

		11,100,895

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp.
7.000%, 02/01/19 (144A)	651,000	624,960
Oshkosh Corp.
5.375%, 03/01/25	213,000	211,935

		836,895

Media—5.6%
AMC Networks, Inc.
4.750%, 12/15/22	742,000	699,335
CCO Holdings LLC / CCO Holdings Capital Corp.
5.875%, 05/01/27(144A)	2,287,000	2,121,192
6.500%, 04/30/21	285,000	286,425
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, 12/15/21 (144A) (a)	435,000	383,072
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	1,548,000	1,547,164
7.625%, 03/15/20	946,000	948,365
Columbus International, Inc.
7.375%, 03/30/21 (144A)	1,042,000	1,078,470
CSC Holdings LLC
5.250%, 06/01/24	452,000	356,515
DISH DBS Corp.
4.250%, 04/01/18	575,000	558,469
5.000%, 03/15/23	1,290,000	1,080,375
5.125%, 05/01/20	689,000	645,937
5.875%, 11/15/24	1,559,000	1,324,176
Harron Communications L.P. / Harron Finance Corp.
9.125%, 04/01/20 (144A)	690,000	733,125
iHeartCommunications, Inc.
9.000%, 12/15/19	484,000	416,240
9.000%, 03/01/21	1,076,000	904,109
9.000%, 09/15/22 (a)	1,445,000	1,184,900

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Midcontinent Communications & Midcontinent Finance Corp.
6.250%, 08/01/21 (144A)	605,000	$601,975
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/18 (144A)	1,151,000	1,191,285
NBCUniversal Enterprise, Inc.
5.250%, 03/29/49 (144A)	255,000	269,344
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/22 (144A)	919,000	890,281
Numericable-SFR SAS
5.375%, 05/15/22 (EUR)	245,000	274,343
5.625%, 05/15/24 (EUR)	685,000	757,765
6.000%, 05/15/22 (144A)	3,462,000	3,336,502
6.250%, 05/15/24 (144A)	325,000	312,813
Radio One, Inc.
7.375%, 04/15/22 (144A)	220,000	204,600
RCN Telecom Services LLC / RCN Capital Corp.
8.500%, 08/15/20 (144A)	555,000	573,038
Sirius XM Radio, Inc.
4.625%, 05/15/23 (144A) (a)	215,000	201,025
5.375%, 04/15/25 (144A)	2,185,000	2,086,675
6.000%, 07/15/24 (144A)	740,000	743,700
Sterling Entertainment Enterprises LLC
9.750%, 12/15/19 (144A) (h) (i)	2,750,000	2,750,000
TEGNA Inc.
5.500%, 09/15/24 (144A)	508,000	494,030
Townsquare Media, Inc.
6.500%, 04/01/23 (144A)	185,000	164,650
Tribune Media Co.
5.875%, 07/15/22 (144A)	1,243,000	1,205,710
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
3.500%, 01/15/27 (EUR)	100,000	98,331
4.000%, 01/15/25 (EUR)	584,000	616,351
5.000%, 01/15/25 (144A)	422,000	396,680
5.500%, 01/15/23 (144A)	1,160,000	1,158,550
5.625%, 04/15/23 (EUR)	93,600	109,295
Univision Communications, Inc.
5.125%, 05/15/23 (144A)	810,000	769,500
5.125%, 02/15/25 (144A)	2,595,000	2,432,812
8.500%, 05/15/21 (144A) (a)	769,000	799,760
Ziggo Bond Finance B.V.
4.625%, 01/15/25 (EUR)	333,000	335,815
5.875%, 01/15/25 (144A)	1,530,000	1,399,950

		38,442,649

Metal Fabricate/Hardware—0.9%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	637,000	686,943
Global Brass & Copper, Inc.
9.500%, 06/01/19	575,000	623,156
Wise Metals Group LLC / Wise Alloys Finance Corp.
8.750%, 12/15/18 (144A)	4,904,000	4,707,840

		6,017,939

Mining—0.9%
Alcoa, Inc.
5.125%, 10/01/24 (d)	1,797,000	1,711,642
5.900%, 02/01/27	58,000	55,970
5.950%, 02/01/37	70,000	63,000
6.750%, 01/15/28	128,000	131,840
Constellium NV
5.750%, 05/15/24 (144A) (a)	1,172,000	890,720
8.000%, 01/15/23 (144A) (a)	2,355,000	2,084,175
First Quantum Minerals, Ltd.
7.000%, 02/15/21 (144A) (a)	259,000	167,703
7.250%, 05/15/22 (144A) (a)	631,000	391,220
Joseph T Ryerson & Son, Inc.
9.000%, 10/15/17	545,000	486,412

		5,982,682

Miscellaneous Manufacturing—0.1%
Bombardier, Inc.
7.500%, 03/15/25 (144A) (a)	566,000	424,500
Gates Global LLC / Gates Global Co.
5.750%, 07/15/22 (EUR)	465,000	413,298
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
6.375%, 05/01/22 (EUR)	117,000	125,520

		963,318

Office/Business Equipment—0.5%
CDW LLC / CDW Finance Corp.
5.000%, 09/01/23	211,000	212,538
5.500%, 12/01/24 (a)	1,790,000	1,790,000
6.000%, 08/15/22	1,105,000	1,155,001

		3,157,539

Oil & Gas—6.5%
Antero Resources Corp.
5.125%, 12/01/22	421,000	362,060
5.375%, 11/01/21	812,000	714,560
Berry Petroleum Co. LLC
6.375%, 09/15/22	333,000	99,694
Bonanza Creek Energy, Inc.
5.750%, 02/01/23	920,000	598,000
6.750%, 04/15/21 (a)	770,000	537,075
California Resources Corp.
5.000%, 01/15/20 (a)	139,000	89,394
5.500%, 09/15/21 (a)	2,687,000	1,639,070
6.000%, 11/15/24 (a)	2,664,000	1,586,745
Carrizo Oil & Gas, Inc.
6.250%, 04/15/23	726,000	632,128
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	285,000	185,873
6.125%, 02/15/21 (a)	142,000	98,956
Concho Resources, Inc.
5.500%, 10/01/22	374,000	356,235
5.500%, 04/01/23	778,000	741,045
6.500%, 01/15/22	118,000	116,230

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A)	1,006,000	$965,760
7.750%, 02/15/23 (144A) (a)	391,000	383,180
Denbury Resources, Inc.
4.625%, 07/15/23 (a)	76,000	41,040
5.500%, 05/01/22	1,066,000	634,270
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)	1,225,000	1,286,250
EP Energy LLC / Everest Acquisition Finance, Inc.
6.375%, 06/15/23	719,000	530,708
9.375%, 05/01/20	1,225,000	1,053,500
Gulfport Energy Corp.
7.750%, 11/01/20	759,000	745,717
Halcon Resources Corp.
8.625%, 02/01/20 (144A) (a)	715,000	594,344
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.000%, 12/01/24 (144A)	308,000	261,800
Jones Energy Holdings LLC / Jones Energy Finance Corp.
6.750%, 04/01/22 (a)	493,000	391,629
Laredo Petroleum, Inc.
7.375%, 05/01/22	325,000	314,437
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)	545,000	370,600
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19	553,000	141,015
7.750%, 02/01/21	716,000	164,680
8.625%, 04/15/20	21,000	5,670
Matador Resources Co.
6.875%, 04/15/23 (144A) (a)	235,000	225,600
MEG Energy Corp.
6.375%, 01/30/23 (144A)	798,000	624,435
6.500%, 03/15/21 (144A)	1,701,000	1,394,820
7.000%, 03/31/24 (144A) (a)	2,909,000	2,312,655
Memorial Production Partners L.P. / Memorial Production Finance Corp.
6.875%, 08/01/22	811,000	494,710
7.625%, 05/01/21	329,000	222,075
Memorial Resource Development Corp.
5.875%, 07/01/22 (a)	1,930,000	1,756,300
Oasis Petroleum, Inc.
6.500%, 11/01/21	450,000	355,500
6.875%, 03/15/22 (a)	233,000	184,606
6.875%, 01/15/23	450,000	348,750
Pacific Drilling S.A.
5.375%, 06/01/20 (144A) (a)	172,000	101,480
Paramount Resources, Ltd.
6.875%, 06/30/23 (144A)	603,000	518,580
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/22 (144A) (a)	1,179,000	1,143,630
Petrobras Global Finance B.V.
4.750%, 01/14/25 (EUR)	110,000	84,764
Precision Drilling Corp.
5.250%, 11/15/24 (144A) (a)	1,365,000	1,085,175

Oil & Gas—(Continued)
QEP Resources, Inc.
5.250%, 05/01/23	795,000	664,620
5.375%, 10/01/22	411,000	349,350
Range Resources Corp.
5.000%, 08/15/22 (a)	217,000	192,045
5.000%, 03/15/23 (a)	284,000	251,163
5.750%, 06/01/21 (a)	39,000	36,758
RSP Permian, Inc.
6.625%, 10/01/22	634,000	608,640
6.625%, 10/01/22 (144A)	252,000	241,920
Sanchez Energy Corp.
6.125%, 01/15/23 (a)	2,021,000	1,354,070
7.750%, 06/15/21 (a)	285,000	210,900
Seven Generations Energy, Ltd.
6.750%, 05/01/23 (144A) (a)	383,000	329,380
8.250%, 05/15/20 (144A)	4,275,000	4,018,500
Seventy Seven Energy, Inc.
6.500%, 07/15/22 (a)	432,000	168,480
SM Energy Co.
5.000%, 01/15/24 (a)	442,000	374,042
5.625%, 06/01/25	113,000	97,180
6.125%, 11/15/22	3,580,000	3,315,080
6.500%, 11/15/21 (a)	476,000	452,200
6.500%, 01/01/23	163,000	151,590
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 08/15/22	461,000	396,460
7.500%, 07/01/21	776,000	744,960
Sunoco L.P. / Sunoco Finance Corp.
6.375%, 04/01/23 (144A)	368,000	358,800
Transocean, Inc.
3.000%, 10/15/17 (a)	726,000	657,030
4.300%, 10/15/22 (a)	108,000	66,690
6.000%, 03/15/18 (a)	986,000	902,190
6.500%, 11/15/20 (a)	317,000	242,505
Whiting Petroleum Corp.
5.000%, 03/15/19	547,000	475,890
6.250%, 04/01/23 (a)	881,000	762,065
6.500%, 10/01/18 (a)	315,000	295,313
WPX Energy, Inc.
5.250%, 09/15/24 (a)	649,000	522,445

		44,735,011

Oil & Gas Services—0.2%
BIBBY Offshore Services plc
7.500%, 06/15/21 (GBP)	206,000	233,720
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A) (a)	1,537,000	960,625

		1,194,345

Packaging & Containers—1.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.250%, 01/15/22 (EUR)	700,000	766,536
6.000%, 06/30/21 (144A) (a)	680,000	649,400
6.250%, 01/31/19 (144A)	769,000	765,155

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II
5.625%, 12/15/16 (144A)	236,000	$232,460
6.000%, 06/15/17 (144A)	265,000	259,369
Crown Americas LLC / Crown Americas Capital Corp. III
6.250%, 02/01/21	271,000	280,824
Crown Americas LLC / Crown Americas Capital Corp. IV
4.500%, 01/15/23	324,000	317,520
Crown European Holdings S.A.
4.000%, 07/15/22 (EUR)	280,000	313,654
Greif Nevada Holdings, Inc.
7.375%, 07/15/21 (144A) (EUR)	330,000	429,584
Horizon Holdings I SASU
7.250%, 08/01/23 (EUR)	125,000	139,999
JH-Holding Finance S.A.
8.250%, 12/01/22 (EUR) (b)	125,000	143,800
Novelis, Inc.
8.375%, 12/15/17	350,000	339,500
8.750%, 12/15/20 (a)	2,906,000	2,797,606
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.750%, 10/15/20	460,000	464,600
6.875%, 02/15/21	145,000	150,089
9.875%, 08/15/19	257,000	265,995
Sealed Air Corp.
4.500%, 09/15/23 (EUR)	100,000	113,137
4.875%, 12/01/22 (144A)	448,000	442,960
5.125%, 12/01/24 (144A)	428,000	419,440
5.500%, 09/15/25 (144A) (a)	463,000	469,945
6.875%, 07/15/33 (144A)	388,000	388,970
SGD Group SAS
5.625%, 05/15/19 (EUR)	310,000	339,466

		10,490,009

Pharmaceuticals—3.9%
Capsugel S.A.
7.000%, 05/15/19 (144A) (b)	369,000	369,000
DPx Holdings B.V.
7.500%, 02/01/22 (144A)	960,000	969,600
Endo Finance LLC & Endo Finco, Inc.
7.250%, 12/15/20 (144A)	238,000	247,520
7.750%, 01/15/22 (144A) (a)	255,000	269,025
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/23 (144A)	1,854,000	1,830,825
6.000%, 02/01/25 (144A)	1,879,000	1,824,979
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/22	629,000	622,320
Omnicare, Inc.
4.750%, 12/01/22	296,000	319,680
5.000%, 12/01/24	250,000	271,250
PRA Holdings, Inc.
9.500%, 10/01/23 (144A)	214,000	235,935

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/23 (EUR)	775,000	772,709
5.375%, 03/15/20 (144A)	2,298,000	2,233,369
5.500%, 03/01/23 (144A) (a)	885,000	840,750
5.625%, 12/01/21 (144A)	1,182,000	1,122,900
5.875%, 05/15/23 (144A)	5,014,000	4,791,504
6.125%, 04/15/25 (144A)	4,374,000	4,166,235
6.375%, 10/15/20 (144A)	3,359,000	3,340,106
6.750%, 08/15/18 (144A)	406,000	413,105
6.750%, 08/15/21 (144A)	503,000	508,030
7.000%, 10/01/20 (144A)	827,000	843,540
7.250%, 07/15/22 (144A) (a)	330,000	336,022
7.500%, 07/15/21 (144A)	364,000	374,920

		26,703,324

Pipelines—3.2%
Energy Transfer Equity L.P.
5.875%, 01/15/24	2,088,000	1,880,244
7.500%, 10/15/20	688,000	684,560
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.750%, 02/15/21	166,000	151,060
6.000%, 05/15/23 (a)	948,000	834,240
6.750%, 08/01/22	362,000	339,737
Kinder Morgan, Inc.
6.700%, 02/15/27	62,930	62,042
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.500%, 07/15/23	550,000	504,735
4.875%, 06/01/25	918,000	844,376
NGPL PipeCo LLC
7.119%, 12/15/17 (144A) (a)	567,000	538,650
7.768%, 12/15/37 (144A)	1,105,000	928,200
9.625%, 06/01/19 (144A) (a)	445,000	422,750
ONEOK, Inc.
7.500%, 09/01/23 (a)	370,000	356,354
PBF Logistics L.P. / PBF Logistics Finance Corp.
6.875%, 05/15/23 (144A) (a)	157,000	136,198
Rockies Express Pipeline LLC
6.000%, 01/15/19 (144A) (a)	1,200,000	1,152,000
6.850%, 07/15/18 (144A)	317,000	317,000
6.875%, 04/15/40 (144A)	1,180,000	1,097,400
Rose Rock Midstream L.P. / Rose Rock Finance Corp.
5.625%, 07/15/22 (a)	660,000	580,800
5.625%, 11/15/23 (144A)	467,000	406,290
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	590,000	547,225
5.625%, 04/15/23	1,443,000	1,280,663
5.625%, 03/01/25 (144A)	605,000	533,156
5.750%, 05/15/24	6,041,000	5,376,490
Sabine Pass LNG L.P.
7.500%, 11/30/16	1,415,000	1,446,837
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
6.375%, 08/01/22	420,000	401,625

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
6.250%, 10/15/22 (144A)	1,159,000	$1,130,025

		21,952,657

Real Estate—0.9%
Annington Finance No. 5 plc
13.000%, 01/15/23 (GBP) (b)	520,724	921,638
Aroundtown Property Holdings plc
3.000%, 12/09/21 (EUR)	400,000	415,092
Crescent Resources LLC / Crescent Ventures, Inc.
10.250%, 08/15/17 (144A)	465,000	475,463
Realogy Group LLC
7.625%, 01/15/20 (144A)	2,176,000	2,268,480
9.000%, 01/15/20 (144A) (a)	280,000	295,400
Realogy Group LLC / Realogy Co-Issuer Corp.
4.500%, 04/15/19 (144A)	524,000	524,000
5.250%, 12/01/21 (144A) (a)	779,000	784,842
Rialto Holdings LLC / Rialto Corp.
7.000%, 12/01/18 (144A)	545,000	553,175
Tropicana Entertainment LLC / Tropicana Finance Corp.
9.625%, 12/15/14 (f) (g) (h)	70,000	0

		6,238,090

Real Estate Investment Trusts—0.8%
Communications Sales & Leasing, Inc. / CSL Capital LLC
6.000%, 04/15/23 (144A)	232,000	206,480
8.250%, 10/15/23	1,224,000	1,046,520
Crown Castle International Corp.
4.875%, 04/15/22	151,000	156,965
5.250%, 01/15/23	926,000	979,430
Equinix, Inc.
5.375%, 01/01/22	93,000	92,535
GEO Group, Inc. (The)
5.125%, 04/01/23	355,000	351,450
5.875%, 10/15/24	1,430,000	1,444,300
iStar, Inc.
4.000%, 11/01/17	340,000	327,250
5.000%, 07/01/19	235,000	223,250
RHP Hotel Properties L.P. / RHP Finance Corp.
5.000%, 04/15/23	771,000	767,145

		5,595,325

Retail—3.0%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A) (a)	1,114,000	1,130,710
Asbury Automotive Group, Inc.
6.000%, 12/15/24 (a)	566,000	585,810
CST Brands, Inc.
5.000%, 05/01/23	336,000	333,480
Dollar Tree, Inc.
5.250%, 03/01/20 (144A)	304,000	311,722
5.750%, 03/01/23 (144A)	4,104,000	4,257,900

Retail—(Continued)
Dufry Finance SCA
5.500%, 10/15/20 (144A)	346,000	358,110
Family Dollar Stores, Inc.
5.000%, 02/01/21	670,000	699,147
Hema Bondco I B.V.
6.250%, 06/15/19 (EUR)	407,000	272,632
Hillman Group, Inc. (The)
6.375%, 07/15/22 (144A)	532,000	489,440
Neiman Marcus Group, Ltd. LLC
8.000%, 10/15/21 (144A)	1,677,000	1,727,310
New Look Secured Issuer plc
6.500%, 07/01/22 (GBP)	500,000	718,556
Party City Holdings, Inc.
6.125%, 08/15/23 (144A) (a)	375,000	377,812
Penske Automotive Group, Inc.
5.750%, 10/01/22	1,109,000	1,111,772
Punch Taverns Finance B, Ltd.
5.943%, 09/30/22 (GBP)	263,000	389,888
Punch Taverns Finance plc
6.084%, 10/15/27 (144A) (GBP) (c)	449,000	618,094
Rite Aid Corp.
6.125%, 04/01/23 (144A)	2,395,000	2,377,037
6.750%, 06/15/21 (a)	886,000	908,150
7.700%, 02/15/27 (a)	305,000	347,700
9.250%, 03/15/20	750,000	796,875
Sonic Automotive, Inc.
5.000%, 05/15/23 (a)	227,000	217,353
THOM Europe SAS
7.375%, 07/15/19 (EUR)	590,000	690,420
Travis Perkins plc
4.375%, 09/15/21 (GBP)	351,000	536,915
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	401,223	616,054
6.464%, 03/30/32 (GBP)	300,000	401,649
6.542%, 03/30/21 (GBP)	233,520	367,384

		20,641,920

Semiconductors—0.8%
Advanced Micro Devices, Inc.
7.000%, 07/01/24	160,000	99,200
7.500%, 08/15/22 (a)	235,000	150,400
Micron Technology, Inc.
5.250%, 01/15/24 (144A)	1,517,000	1,391,847
NXP B.V. / NXP Funding LLC
4.125%, 06/15/20 (144A)	2,970,000	2,977,425
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	766,000	719,083

		5,337,955

Software—2.4%
Audatex North America, Inc.
6.125%, 11/01/23 (144A)	1,200,000	1,206,000
Ensemble S Merger Sub, Inc.
9.000%, 09/30/23 (144A)	574,000	555,345

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
First Data Corp.
5.375%, 08/15/23 (144A) (a)	1,666,000	$1,649,340
6.750%, 11/01/20 (144A)	1,702,000	1,778,590
8.250%, 01/15/21 (144A)	1,413,000	1,465,987
8.750%, 01/15/22 (144A)	369,000	385,605
10.625%, 06/15/21	1,126,000	1,234,377
11.250%, 01/15/21	60,000	65,550
11.750%, 08/15/21	1,072,000	1,189,920
Infor Software Parent LLC / Infor Software Parent, Inc.
7.125%, 05/01/21 (144A) (b)	1,162,000	1,022,560
Infor U.S., Inc.
5.750%, 08/15/20 (144A)	446,000	443,770
6.500%, 05/15/22 (144A)	1,502,000	1,378,085
Italics Merger Sub, Inc.
7.125%, 07/15/23 (144A) (a)	968,000	924,440
MSCI, Inc.
5.750%, 08/15/25 (144A)	626,000	630,695
Nuance Communications, Inc.
5.375%, 08/15/20 (144A)	755,000	753,112
Open Text Corp.
5.625%, 01/15/23 (144A)	314,000	311,449
Sophia L.P. / Sophia Finance, Inc.
9.750%, 01/15/19 (144A)	549,000	589,901
SS&C Technologies Holdings, Inc.
5.875%, 07/15/23 (144A)	589,000	599,308

		16,184,034

Storage/Warehousing—0.1%
Mobile Mini, Inc.
7.875%, 12/01/20	540,000	560,250

Telecommunications—9.8%
Alcatel-Lucent USA, Inc.
6.450%, 03/15/29	1,273,000	1,260,270
6.750%, 11/15/20 (144A)	1,749,000	1,840,822
Altice Financing S.A.
5.250%, 02/15/23 (EUR)	326,000	357,715
6.500%, 01/15/22 (144A) (a)	1,040,000	1,004,130
6.625%, 02/15/23 (144A)	1,459,000	1,403,376
Altice Finco S.A.
7.625%, 02/15/25 (144A)	318,000	296,535
Altice Luxembourg S.A.
6.250%, 02/15/25 (EUR)	355,000	348,005
7.250%, 05/15/22 (EUR)	639,000	672,962
7.625%, 02/15/25 (144A) (a)	1,104,000	974,970
7.750%, 05/15/22 (144A)	1,290,000	1,173,900
Altice U.S. Finance I Corp.
5.375%, 07/15/23 (144A)	2,821,000	2,708,160
Altice U.S. Finance II Corp.
7.750%, 07/15/25 (144A) (a)	1,075,000	951,375
Altice U.S. Finance S.A.
7.750%, 07/15/25 (144A)	1,325,000	1,169,312
Avaya, Inc.
7.000%, 04/01/19 (144A)	915,000	725,138
10.500%, 03/01/21 (144A)	475,000	218,500

Telecommunications—(Continued)
CenturyLink, Inc.
5.625%, 04/01/20 (a)	1,039,000	966,914
6.450%, 06/15/21	215,000	196,725
CommScope Technologies Finance LLC
6.000%, 06/15/25 (144A)	923,000	885,508
CommScope, Inc.
4.375%, 06/15/20 (144A)	868,000	861,490
5.500%, 06/15/24 (144A)	237,000	226,335
Consolidated Communications, Inc.
6.500%, 10/01/22 (144A)	540,000	483,300
Digicel Group, Ltd.
7.125%, 04/01/22 (144A)	770,000	664,125
Digicel, Ltd.
6.000%, 04/15/21 (144A) (a)	2,702,000	2,465,575
DigitalGlobe, Inc.
5.250%, 02/01/21 (144A) (a)	173,000	163,918
Frontier Communications Corp.
6.250%, 09/15/21 (a)	825,000	686,813
6.875%, 01/15/25	1,400,000	1,106,000
7.125%, 01/15/23	490,000	402,731
7.625%, 04/15/24	312,000	260,520
11.000%, 09/15/25 (144A)	1,458,000	1,410,615
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	2,981,000	2,459,325
Level 3 Financing, Inc.
5.125%, 05/01/23 (144A)	501,000	479,081
5.375%, 08/15/22	850,000	826,625
5.375%, 05/01/25 (144A)	1,032,000	979,750
5.625%, 02/01/23	1,414,000	1,389,255
6.125%, 01/15/21 (a)	205,000	210,742
7.000%, 06/01/20	452,000	467,820
Neptune Finco Corp.
6.625%, 10/15/25 (144A)	1,261,000	1,270,457
10.125%, 01/15/23 (144A)	1,211,000	1,224,624
10.875%, 10/15/25 (144A)	1,104,000	1,115,040
Nokia Oyj
6.625%, 05/15/39 (a)	642,000	670,890
Orange S.A.
4.000%, 10/01/21 (EUR) (c)	475,000	519,486
Plantronics, Inc.
5.500%, 05/31/23 (144A)	427,000	428,068
Play Finance 2 S.A.
5.250%, 02/01/19 (EUR)	550,000	623,788
Sable International Finance, Ltd.
6.875%, 08/01/22 (144A)	560,000	564,200
Sprint Capital Corp.
6.875%, 11/15/28	1,205,000	864,588
8.750%, 03/15/32	960,000	746,400
Sprint Communications, Inc.
7.000%, 03/01/20 (144A)	1,822,000	1,822,000
9.000%, 11/15/18 (144A)	2,490,000	2,612,757
Sprint Corp.
7.125%, 06/15/24	2,250,000	1,731,600
7.875%, 09/15/23	3,762,000	3,044,869
T-Mobile USA, Inc.
6.000%, 03/01/23	840,000	810,600

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
T-Mobile USA, Inc.
6.375%, 03/01/25	2,675,000	$2,568,000
6.500%, 01/15/24 (a)	1,000,000	969,375
6.731%, 04/28/22	504,000	502,740
Telecom Italia Capital S.A.
6.000%, 09/30/34	1,305,000	1,207,125
Telecom Italia Finance S.A.
7.750%, 01/24/33 (EUR)	190,000	271,402
Telecom Italia S.p.A.
5.875%, 05/19/23 (GBP)	1,000,000	1,606,083
6.375%, 06/24/19 (GBP)	700,000	1,146,851
Telefonica Europe B.V.
4.200%, 12/04/19 (EUR) (c)	300,000	327,677
Telenet Finance V Luxembourg SCA
6.250%, 08/15/22 (EUR)	710,000	838,972
6.750%, 08/15/24 (EUR)	543,000	651,951
Virgin Media Finance plc
5.750%, 01/15/25 (144A) (a)	1,095,000	1,029,300
7.000%, 04/15/23 (GBP)	513,000	799,857
Virgin Media Secured Finance plc
6.000%, 04/15/21 (GBP)	1,475,100	2,254,128
Wind Acquisition Finance S.A.
4.000%, 07/15/20 (EUR)	1,587,000	1,746,713
6.500%, 04/30/20 (144A) (a)	200,000	207,000
7.000%, 04/23/21 (EUR)	100,000	111,461

		66,986,339

Textiles—0.1%
AVINTIV Specialty Materials, Inc.
6.875%, 06/01/19 (144A)	165,000	174,999
Springs Industries, Inc.
6.250%, 06/01/21	803,000	794,970

		969,969

Transportation—1.3%
Air Medical Merger Sub Corp.
6.375%, 05/15/23 (144A) (a)	517,000	469,177
Florida East Coast Holdings Corp.
6.750%, 05/01/19 (144A)	1,014,000	993,720
Global Ship Lease, Inc.
10.000%, 04/01/19 (144A)	2,535,000	2,522,325
JCH Parent, Inc.
10.500%, 03/15/19 (144A) (b)	1,912,657	1,338,860
Silk Bidco A/S
7.500%, 02/01/22 (EUR)	245,000	281,291
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	617,000	610,830
WFS Global Holding SAS
9.500%, 07/15/22 (EUR)	100,000	112,299
XPO Logistics, Inc.
5.750%, 06/15/21 (EUR)	100,000	97,223
6.500%, 06/15/22 (144A)	1,950,000	1,648,969
7.875%, 09/01/19 (144A)	740,000	721,500

		8,796,194

Total Corporate Bonds & Notes (Cost $582,747,795)		544,065,747

Floating Rate Loans (j)—7.4%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Sequa Corp.
Term Loan B, 5.250%, 06/19/17	312,181	265,588
Silver II U.S. Holdings LLC
Term Loan, 4.000%, 12/13/19	1,256,367	1,152,717

		1,418,305

Air Freight & Logistics—0.1%
Ceva Logistics Canada ULC
Term Loan, 6.500%, 03/19/21	104,463	93,799
Ceva Logistics U.S. Holdings, Inc.
Term Loan, 6.500%, 03/19/21	835,700	750,389

		844,188

Airlines—0.2%
Northwest Airlines, Inc.
Term Loan, 1.768%, 09/10/18	818,500	793,945
Term Loan, 2.388%, 03/10/17	446,000	441,540

		1,235,485

Building Materials—0.1%
Stardust Finance Holdings, Inc.
Senior Lien Term Loan, 6.500%, 03/13/22	516,069	512,521

Chemicals—0.5%
Ascend Performance Materials Operations LLC
Term Loan B, 6.750%, 04/10/18	3,300,300	3,015,649
OXEA Finance LLC
2nd Lien Term Loan, 8.250%, 07/15/20	560,000	498,400

		3,514,049

Commercial Services—0.3%
Hertz Corp. (The)
Term Loan B2, 3.000%, 03/11/18	1,342,148	1,325,792
Jaguar Holding Co. II
Term Loan B, 4.250%, 08/18/22	1,030,919	1,024,368

		2,350,160

Computers—0.1%
Riverbed Technology, Inc.
Term Loan B, 6.000%, 04/24/22	537,300	539,075

Diversified Financial Services—0.1%
AlixPartners LLP
Term Loan B, 4.500%, 07/28/22	315,000	315,049

Electric—0.7%
Calpine Corp.
Term Loan B3, 4.000%, 10/09/19	757,194	756,931
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	1,925,723	1,922,513
Texas Competitive Electric Holdings Co. LLC
Term Loan, 3.750%, 05/05/16	2,110,693	2,111,354

		4,790,798

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.3%
Amaya Holdings B.V.
1st Lien Term Loan, 5.000%, 08/01/21	873,994	$866,551
2nd Lien Term Loan, 8.000%, 08/01/22	958,654	961,650

		1,828,201

Health Care Equipment & Supplies—0.1%
Air Medical Group Holdings, Inc.
Term Loan B, 4.500%, 04/28/22	618,450	611,348
Surgery Center Holdings, Inc.
1st Lien Term Loan, 5.250%, 11/03/20	362,547	363,000

		974,348

Healthcare-Products—0.2%
Alere, Inc.
Term Loan B, 4.250%, 06/18/22	302,243	302,872
DJO Finance LLC
Term Loan, 4.250%, 06/08/20	800,000	798,000
Sterigenics-Nordion Holdings LLC
Term Loan B, 4.250%, 05/15/22	335,000	334,581

		1,435,453

Household Products/Wares—0.0%
Spin Holdco, Inc.
Term Loan B, 4.250%, 11/14/19	202,554	199,870

Internet—0.0%
Blue Coat Holdings, Inc.
Term Loan, 4.500%, 05/20/22	210,000	208,819

Internet Software & Services—0.6%
New Lightsquared LLC
Term Loan, 0.000%, 06/15/20 (k)	3,030,000	2,961,825
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 5.750%, 09/02/21	1,174,770	1,173,207

		4,135,032

Lodging—0.7%
Caesars Entertainment Resort Properties LLC
Term Loan B, 7.000%, 10/11/20	4,212,257	3,938,460
Station Casinos LLC
Term Loan B, 4.250%, 03/02/20	601,404	601,082

		4,539,542

Machinery—0.2%
Gates Global, Inc.
Term Loan B, 4.250%, 07/05/21	1,049,225	998,404

Marine—0.0%
Gener8 Backstop Commitment
Term Loan, 0.000%, 05/08/22 (i) (k)	851,362	0

Media—0.8%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan, 4.250%, 07/23/21	618,750	612,287

Media—(Continued)
Cengage Learning Acquisitions, Inc.
1st Lien Term Loan, 7.000%, 03/31/20	1,986,177	1,979,722
Houghton Mifflin Harcourt Publishing Co.
Term Loan B, 4.000%, 05/31/21	743,138	734,777
iHeartCommunications, Inc.
Term Loan D, 6.944%, 01/30/19	2,183,636	1,817,877
Univision Communications, Inc.
Term Loan C4, 4.000%, 03/01/20	583,833	579,535

		5,724,198

Oil & Gas—0.2%
CITGO Holding, Inc.
Term Loan B, 9.500%, 05/12/18	1,597,781	1,576,478

Packaging & Containers—0.1%
Berry Plastics Holding Corp.
Term Loan F, 0.000%, 10/01/22 (k)	543,000	542,854

Pharmaceuticals—0.1%
Valeant Pharmaceuticals International, Inc.
Term Loan B F1, 4.000%, 04/01/22	750,355	743,594

Real Estate—0.0%
Realogy Corp.
Extended Letter of Credit, 4.445%, 10/10/16	127,888	127,182

Retail—0.2%
BJ’s Wholesale Club, Inc.
2nd Lien Term Loan, 8.500%, 03/26/20	550,000	546,562
Party City Holdings, Inc.
Term Loan B, 4.250%, 08/19/22	563,000	563,235
Rite Aid Corp.
2nd Lien Term Loan, 5.750%, 08/21/20	350,000	354,375

		1,464,172

Semiconductors—0.1%
CEVA Intercompany B.V.
Term Loan, 6.500%, 03/19/21	605,883	544,033

Software—1.1%
Epicor Software Corp.
1st Lien Term Loan, 4.750%, 06/01/22	1,036,403	1,032,701
First Data Corp.
Extended Term Loan, 3.696%, 03/24/18	2,513,808	2,495,937
Term Loan, 3.696%, 09/24/18	200,000	198,646
Informatica Corp.
Term Loan, 4.500%, 08/05/22	744,000	739,272
Kronos, Inc.
2nd Lien Term Loan, 9.750%, 04/30/20	1,906,969	1,958,219
SS&C Technologies, Inc.
Term Loan B1, 4.000%, 07/08/22	726,256	728,847
Term Loan B2, 4.000%, 07/08/22	114,888	115,298
Tibco Software, Inc.
Term Loan B, 6.500%, 12/04/20	353,225	352,563

		7,621,483

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—0.3%
Avaya, Inc.
Term Loan B7, 6.250%, 05/29/20	1,853,369	$1,445,628
CommScope, Inc.
Term Loan B5, 3.750%, 12/29/22	467,000	466,927
Hawaiian Telcom Communications, Inc.
Term Loan B, 5.000%, 06/06/19	260,406	260,569

		2,173,124

Transportation—0.1%
CEVA Group plc
Term Loan, 6.500%, 03/19/21	583,293	523,749

Total Floating Rate Loans (Cost $52,047,008)		50,880,166

Common Stocks—4.7%

Capital Markets—1.1%
American Capital, Ltd. (a) (l)	539,636	6,561,974
E*Trade Financial Corp. (a) (l)	24,729	651,114
Uranium Participation Corp. (l)	28,400	105,343

		7,318,431

Chemicals—0.2%
Advanced Emissions Solutions, Inc. (a) (l)	11,202	73,933
Huntsman Corp. (a)	100,999	978,681

		1,052,614

Consumer Finance—1.4%
Ally Financial, Inc. (Private Placement) (l)	481,235	9,807,569

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (l)	52,943	79,414
Level 3 Communications, Inc. (l)	28,670	1,252,592

		1,332,006

Hotels, Restaurants & Leisure—0.4%
Amaya, Inc. (l)	143,483	2,615,917

Household Durables—0.1%
Stanley-Martin Communities LLC (h) (i) (l)	450	623,250

Insurance—0.5%
American International Group, Inc. (a)	56,445	3,207,205

Media—0.3%
HMH Publishing Co., Ltd. (l)	30,675	623,015
Time Warner Cable, Inc. (a)	8,587	1,540,250

		2,163,265

Metals & Mining—0.0%
African Minerals, Ltd. (g) (h) (l)	159,753	3
Constellium NV - Class A (a) (l)	19,617	118,879

		118,882

Oil, Gas & Consumable Fuels—0.4%
Gener8 Maritime, Inc. (g) (h) (l)	266,132	2,768,438

Real Estate Investment Trusts—0.0%
Project Ivy	22,510,000	22,510

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (a) (l)	22,900	911,649

Total Common Stocks (Cost $37,013,251)		31,941,736

Mutual Fund—1.7%

Investment Company Security—1.7%
iShares iBoxx $ High Yield Corporate Bond ETF (a) (Cost $12,351,395)	140,297	11,685,337

Asset-Backed Securities—1.1%

Asset-Backed - Other—1.1%
ALM VIII, Ltd.
3.037%, 01/20/26 (144A) (c)	500,000	488,792
3.487%, 01/20/26 (144A) (c)	550,000	513,459
4.787%, 01/20/26 (144A) (c)	500,000	428,316
ALM XIV, Ltd.
3.744%, 07/28/26 (144A) (c)	250,000	236,050
5.144%, 07/28/26 (144A) (c)	250,000	216,445
Apidos CLO XVIII
3.945%, 07/22/26 (144A) (c)	550,000	522,012
Atlas Senior Loan Fund, Ltd.
3.289%, 07/16/26 (144A) (c)	250,000	245,434
3.739%, 07/16/26 (144A) (c)	250,000	235,150
Avalon IV Capital, Ltd.
3.139%, 04/17/23 (144A) (c)	250,000	246,534
Benefit Street Partners CLO, Ltd.
3.787%, 07/20/26 (144A) (c)	500,000	449,072
Carlyle Global Market Strategies CLO, Ltd.
6.375%, 07/20/23 (144A) (c)	290,000	287,877
Cedar Funding III CLO, Ltd.
3.883%, 05/20/26 (144A) (c)	270,000	243,112
CIFC Funding, Ltd.
3.095%, 07/22/26 (144A) (c)	250,000	240,597
3.695%, 07/22/26 (144A) (c)	250,000	229,309
Highbridge Loan Management, Ltd.
3.294%, 07/28/25 (144A) (c)	300,000	292,083
LCM X L.P.
5.789%, 04/15/22 (144A) (c)	1,000,000	1,019,289
Madison Park Funding XIV, Ltd.
3.887%, 07/20/26 (144A) (c)	250,000	238,860
Madison Park Funding, Ltd.
3.095%, 04/22/22 (144A) (c)	250,000	249,984
4.145%, 04/22/22 (144A) (c)	250,000	249,984
Octagon Investment Partners XII, Ltd.
5.779%, 05/05/23 (144A) (c)	400,000	375,175

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust
4.320%, 07/18/25 (144A)	200,000	$200,042
5.640%, 07/18/25 (144A)	200,000	198,662
Palmer Square CLO, Ltd.
4.139%, 10/17/22 (144A) (c)	300,000	296,608
WhiteHorse IX, Ltd.
2.989%, 07/17/26 (144A) (c)	250,000	237,967

Total Asset-Backed Securities (Cost $8,041,257)		7,940,813

Convertible Preferred Stock—1.0%

Hotels, Restaurants & Leisure—1.0%
Amaya, Inc.
Zero Coupon, 12/31/49 (CAD) (Cost $6,986,453)	7,581,000	6,620,948

Preferred Stocks—0.8%

Banks—0.5%
GMAC Capital Trust I, 8.125% (c)	143,228	3,656,611

Consumer Finance—0.1%
Ally Financial, Inc., 8.500% (c)	9,513	246,672

Diversified Financial Services—0.2%
Marsico Parent Superholdco LLC (144A) (h) (l)	25	0
RBS Capital Funding Trust VII, Series G, 6.080%	65,156	1,593,064

		1,593,064

Total Preferred Stocks (Cost $5,608,926)		5,496,347

Convertible Bonds—0.5%

Diversified Financial Services—0.0%
E*Trade Financial Corp.
Zero Coupon, 08/31/19 (144A)	76,000	192,719
Zero Coupon, 08/31/19	11,000	27,894

		220,613

Insurance—0.1%
Radian Group, Inc.
2.250%, 03/01/19	363,000	547,223
3.000%, 11/15/17	169,000	243,254

		790,477

Oil & Gas—0.0%
SandRidge Energy, Inc.
7.500%, 02/16/23	381,000	78,819
8.125%, 10/16/22	288,000	62,460

		141,279

Retail—0.1%
Enterprise Funding, Ltd.
3.500%, 09/10/20 (GBP)	300,000	403,904

Telecommunications—0.3%
Nokia Oyj
5.000%, 10/26/17 (EUR)	600,000	1,711,164

Total Convertible Bonds (Cost $3,790,895)		3,267,437

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (g)	1,395,000	12,206
Lear Corp. (g)	1,530,000	13,388

		25,594

Chemicals—0.0%
Momentive Performance Materials, Inc. (f)	1,398,000	0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (f) (g)	489,000	50,122
Lehman Brothers Holdings, Inc. (f) (g)	1,740,000	178,350

		228,472

Media—0.0%
Cengage Learning Acquisitions, Inc. (g)	295,300	0

Total Escrow Shares (Cost $182,747)		254,066

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (i) (l) (Cost $16)	1,601	11,782

Short-Term Investments—10.2%

Mutual Fund—8.1%
State Street Navigator Securities Lending MET Portfolio (m)	55,584,001	55,584,001

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $14,690,089 on 10/01/15, collateralized by $14,730,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $14,987,775.	14,690,089	14,690,089

Total Short-Term Investments (Cost $70,274,090)		70,274,090

Total Investments—106.8% (Cost $779,043,833) (n)		732,438,469
Other assets and liabilities (net)—(6.8)%		(46,947,988)

Net Assets—100.0%		$685,490,481

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $100,578,997 and the collateral received consisted of cash in the amount of $55,584,001 and non-cash collateral with a value of $51,151,610. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2015, the value of securities pledged amounted to $6,310,248. A portion of this amount, $491,491, represents an open sales transaction with a settlement date of October 2, 2015.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2015, the market value of securities pledged was $340,581.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Illiquid security. As of September 30, 2015, these securities represent 0.6% of net assets.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 1.1% of net assets.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $4,704,278, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(n)	As of September 30, 2015, the aggregate cost of investments was $779,043,833. The aggregate unrealized appreciation and depreciation of investments were $10,754,451 and $(57,359,815), respectively, resulting in net unrealized depreciation of $(46,605,364).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $244,239,824, which is 35.6% of net assets.
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Gener8 Backstop Commitment Term Loan	05/08/15	851,362	$—	$0
HMH Publishing Co., Ltd.	06/22/14	1,601	16	11,782
National Air Cargo Group, Inc.	08/11/15	666,941	666,941	666,941
National Air Cargo Group, Inc.	08/11/15	652,305	652,305	652,305
Stanley-Martin Communities LLC	10/22/07	450	282,182	623,250
Sterling Entertainment Enterprises LLC	12/28/12	2,750,000	2,750,000	2,750,000

				$4,704,278

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date(a)	Principal Amount		Net Closing Amount
Credit Suisse Securities (USA) LLC	0.500%	12/16/14	OPEN	USD	915,750	$915,750
Credit Suisse Securities (USA) LLC	0.500%	07/29/15	OPEN	USD	1,915,813	1,915,813
Credit Suisse Securities (USA) LLC	0.400%	07/29/15	OPEN	USD	3,141,491	3,141,491

Total						$5,973,054

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	740,000	Barclays Bank plc	10/20/15	$551,914	$2,546
CAD	560,000	Commonwealth Bank of Australia	10/20/15	418,126	1,466
CAD	950,000	State Street Bank and Trust	10/20/15	713,300	(1,493)
EUR	301,000	Barclays Bank plc	10/20/15	333,340	3,087
EUR	479,000	Barclays Bank plc	10/20/15	536,234	(857)
EUR	839,000	Barclays Bank plc	10/20/15	949,061	(11,313)
EUR	120,000	Citibank N.A.	10/20/15	133,374	750
EUR	206,000	Goldman Sachs & Co.	10/20/15	231,830	(1,584)
EUR	300,000	Goldman Sachs & Co.	10/20/15	328,633	6,676
EUR	506,000	Goldman Sachs & Co.	10/20/15	562,917	2,638
EUR	559,000	Goldman Sachs & Co.	10/20/15	616,979	7,813
EUR	294,000	Morgan Stanley & Co. International plc	10/20/15	333,435	(4,832)
EUR	400,000	UBS AG	10/20/15	441,146	5,933
GBP	1,127,000	Goldman Sachs & Co.	10/20/15	1,746,455	(41,737)

Contracts to Deliver
CAD	16,321,000	Westpac Banking Corp.	10/20/15	12,639,729	410,890
EUR	379,000	Goldman Sachs & Co.	10/20/15	415,607	(8,001)
EUR	41,000	Goldman Sachs & Co.	10/20/15	45,142	(683)
EUR	125,000	HSBC Bank plc	10/20/15	136,234	(3,478)
EUR	69,000	Standard Chartered Bank	10/20/15	76,332	(789)
EUR	32,550,000	UBS AG	10/20/15	35,924,784	(456,269)
GBP	12,240,000	HSBC Bank plc	10/20/15	19,043,298	528,877
GBP	150,000	HSBC Bank plc	10/20/15	233,450	6,558

Net Unrealized Appreciation					$446,198

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	12/08/15	(16)	EUR	(2,053,426)	$(12,173)
Euro-Bund Futures	12/08/15	(7)	EUR	(1,075,054)	(20,422)
Russell 2000 Mini Index Futures	12/18/15	(61)	USD	(7,075,560)	390,570
S&P 500 E-Mini Index Futures	12/18/15	(401)	USD	(39,095,334)	825,899
U.S. Treasury Note 10 Year Futures	12/21/15	(1)	USD	(127,163)	(1,572)
United Kingdom Long Gilt Bond Futures	12/29/15	(15)	GBP	(1,763,689)	(33,600)

Net Unrealized Appreciation					$1,148,702

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.25.V1	5.000%	12/20/20	5.003%	USD	27,170,000	$47,462

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.250%, due 10/30/17	8.000%	09/20/17	Deutsche Bank AG	1.013%	USD	1,500,000	$205,645	$—	$205,645
Glencore International AG 6.500%, due 02/27/19	1.000%	09/20/20	Credit Suisse International	6.621%	EUR	70,000	(16,819)	(7,179)	(9,640)

Totals							$188,826	$(7,179)	$196,005

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$993,879	$—	$993,879
Aerospace/Defense	—	7,543,224	1,319,246	8,862,470
Airlines	—	6,418,418	—	6,418,418
Apparel	—	1,456,640	—	1,456,640
Auto Manufacturers	—	1,355,008	—	1,355,008
Auto Parts & Equipment	—	7,912,685	—	7,912,685
Banks	—	29,136,107	—	29,136,107
Biotechnology	—	636,125	—	636,125
Building Materials	—	7,652,498	—	7,652,498
Chemicals	—	5,925,031	—	5,925,031
Coal	—	4,053,567	—	4,053,567
Commercial Services	—	15,085,785	—	15,085,785
Computers	—	2,621,447	—	2,621,447
Distribution/Wholesale	—	15,741,225	—	15,741,225
Diversified Financial Services	—	24,529,463	—	24,529,463
Electric	—	14,543,931	—	14,543,931
Electrical Components & Equipment	—	966,506	—	966,506
Electronics	—	721,863	—	721,863
Energy-Alternate Sources	—	432,386	—	432,386
Engineering & Construction	—	4,819,854	—	4,819,854
Entertainment	—	3,900,591	0	3,900,591
Environmental Control	—	1,052,124	—	1,052,124
Food	—	5,580,769	—	5,580,769
Food Service	—	1,087,534	—	1,087,534
Forest Products & Paper	—	503,200	—	503,200
Healthcare-Products	—	9,458,928	—	9,458,928
Healthcare-Services	—	32,344,704	—	32,344,704
Holding Companies-Diversified	—	3,461,859	—	3,461,859
Home Builders	—	13,681,639	—	13,681,639
Home Furnishings	—	60,225	—	60,225
Household Products/Wares	—	2,171,360	—	2,171,360
Insurance	—	2,430,664	—	2,430,664
Internet	—	7,998,167	—	7,998,167
Iron/Steel	—	1,840,011	—	1,840,011
Leisure Time	—	1,741,745	—	1,741,745
Lodging	—	11,100,895	—	11,100,895
Machinery-Construction & Mining	—	836,895	—	836,895
Media	—	35,692,649	2,750,000	38,442,649
Metal Fabricate/Hardware	—	6,017,939	—	6,017,939
Mining	—	5,982,682	—	5,982,682
Miscellaneous Manufacturing	—	963,318	—	963,318
Office/Business Equipment	—	3,157,539	—	3,157,539
Oil & Gas	—	44,735,011	—	44,735,011
Oil & Gas Services	—	1,194,345	—	1,194,345
Packaging & Containers	—	10,490,009	—	10,490,009
Pharmaceuticals	—	26,703,324	—	26,703,324
Pipelines	—	21,952,657	—	21,952,657
Real Estate	—	6,238,090	0	6,238,090
Real Estate Investment Trusts	—	5,595,325	—	5,595,325
Retail	—	20,641,920	—	20,641,920
Semiconductors	—	5,337,955	—	5,337,955
Software	—	16,184,034	—	16,184,034
Storage/Warehousing	—	560,250	—	560,250
Telecommunications	—	66,986,339	—	66,986,339
Textiles	—	969,969	—	969,969
Transportation	—	8,796,194	—	8,796,194
Total Corporate Bonds & Notes	—	539,996,501	4,069,246	544,065,747
Total Floating Rate Loans*	—	50,880,166	—	50,880,166

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Capital Markets	$7,318,431	$—	$—	$7,318,431
Chemicals	1,052,614	—	—	1,052,614
Consumer Finance	9,807,569	—	—	9,807,569
Diversified Telecommunication Services	1,332,006	—	—	1,332,006
Hotels, Restaurants & Leisure	2,615,917	—	—	2,615,917
Household Durables	—	—	623,250	623,250
Insurance	3,207,205	—	—	3,207,205
Media	2,163,265	—	—	2,163,265
Metals & Mining	118,879	—	3	118,882
Oil, Gas & Consumable Fuels	—	2,768,438	—	2,768,438
Real Estate Investment Trusts	22,510	—	—	22,510
Wireless Telecommunication Services	911,649	—	—	911,649
Total Common Stocks	28,550,045	2,768,438	623,253	31,941,736
Total Mutual Fund*	11,685,337	—	—	11,685,337
Total Asset-Backed Securities	—	7,940,813	—	7,940,813
Total Convertible Preferred Stock*	—	6,620,948	—	6,620,948
Preferred Stocks
Banks	3,656,611	—	—	3,656,611
Consumer Finance	246,672	—	—	246,672
Diversified Financial Services	1,593,064	—	0	1,593,064
Total Preferred Stocks	5,496,347	—	0	5,496,347
Total Convertible Bonds*	—	3,267,437	—	3,267,437
Escrow Shares
Auto Parts & Equipment	—	25,594	—	25,594
Chemicals	—	—	0	0
Diversified Financial Services	—	228,472	—	228,472
Media	—	0	—	0
Total Escrow Shares	—	254,066	0	254,066
Total Warrant*	—	11,782	—	11,782
Short-Term Investments
Mutual Fund	55,584,001	—	—	55,584,001
Repurchase Agreement	—	14,690,089	—	14,690,089
Total Short-Term Investments	55,584,001	14,690,089	—	70,274,090
Total Investments	$101,315,730	$626,430,240	$4,692,499	$732,438,469

Collateral for Securities Loaned (Liability)	$—	$(55,584,001)	$—	$(55,584,001)
Total Reverse Repurchase Agreements (Liability)	$—	$(5,973,054)	$—	$(5,973,054)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$977,234	$—	$977,234
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(531,036)	—	(531,036)
Total Forward Contracts	$—	$446,198	$—	$446,198
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,216,469	$—	$—	$1,216,469
Futures Contracts (Unrealized Depreciation)	(67,767)	—	—	(67,767)
Total Futures Contracts	$1,148,702	$—	$—	$1,148,702
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$47,462	$—	$47,462
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$205,645	$—	$205,645
OTC Swap Contracts at Value (Liabilities)	—	(16,819)	—	(16,819)
Total OTC Swap Contracts	$—	$188,826	$—	$188,826

*	See Schedule of Investments for additional detailed categorizations.

MIST-69

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
Corporate Bonds & Notes
Aerospace & Defense	$1,715,086	$—	$—	$(395,840	) (a)	$—	$—	$1,319,246	$—
Entertainment	—	(1,081)	44,052	(57,030)		14,059	—	0	—
Media	2,805,000	—	(55,000)	—		—	—	2,750,000	(55,000)
Real Estate	0	—	—	—		—	—	0	—
Common Stocks
Household Durables	633,150	—	(9,900)	—		—	—	623,250	(9,900)
Metals & Mining	24,899	—	(24,896)	—		—	—	3	(24,896)
Oil, Gas & Consumable Fuels	4,058,188	—	—	—		—	(4,058,188)	—	—
Preferred Stocks
Diversified Financial Services	0	—	—	—		—	—	0	—
Escrow Shares
Chemicals	0	—	0	—		—	—	0	0

Total	$9,236,323	$(1,081)	$(45,744)	$(452,870)		$14,059	$(4,058,188)	$4,692,499	$(89,796)

Common Stock in the amount of $4,058,188 was transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

(a)	Sales include principal reductions.

MIST-70

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—6.6%
Federation Centres, Ltd. (REIT)	11,188,304	$21,613,062
Goodman Group (REIT)	2,820,857	11,617,154
GPT Group (The) (REIT)	6,138,908	19,521,892
Investa Office Fund (REIT)	4,226,700	11,778,697
Mirvac Group (REIT)	12,092,910	14,641,284
Scentre Group (REIT)	7,420,952	20,368,979
Stockland (REIT)	569,291	1,541,964

		101,083,032

France—6.5%
Gecina S.A. (REIT)	88,133	10,739,468
ICADE (REIT)	171,578	11,643,267
Klepierre (REIT)	847,992	38,465,119
Unibail-Rodamco SE (Euronext Amsterdam) (REIT)	146,853	38,082,464
Unibail-Rodamco SE (Euronext Paris) (REIT)	3,175	820,593

		99,750,911

Germany—3.4%
Deutsche Wohnen AG	319,452	8,537,316
LEG Immobilien AG (a)	412,047	33,971,824
Vonovia SE	316,115	10,160,956

		52,670,096

Hong Kong—6.6%
Cheung Kong Property Holdings, Ltd.	2,388,000	17,501,289
Hongkong Land Holdings, Ltd.	3,111,945	20,627,571
Link REIT (The) (REIT) (b)	2,464,600	13,553,357
New World Development Co., Ltd.	14,601,400	14,189,660
Sun Hung Kai Properties, Ltd.	2,665,300	34,739,730

		100,611,607

Japan—11.8%
GLP J-REIT (REIT) (b)	6,539	6,256,600
Japan Retail Fund Investment Corp. (REIT)	13,251	25,680,254
Kenedix Realty Investment Corp. (REIT)	2,157	10,256,121
Mitsubishi Estate Co., Ltd.	2,507,756	51,397,343
Mitsui Fudosan Co., Ltd.	1,995,574	54,879,681
Nippon Prologis REIT, Inc. (REIT) (b)	7,534	13,671,333
Orix JREIT, Inc. (REIT) (b)	5,821	7,880,049
Sumitomo Realty & Development Co., Ltd.	269,239	8,600,172
Tokyo Tatemono Co., Ltd.	123,400	1,477,993

		180,099,546

Netherlands—1.0%
Eurocommercial Properties NV (REIT)	221,007	9,659,537
NSI NV (REIT)	1,482,750	5,754,412

		15,413,949

Singapore—0.6%
CapitaLand, Ltd. (b)	563,600	1,064,805
City Developments, Ltd.	1,457,100	7,890,415

		8,955,220

Spain—0.2%
Hispania Activos Inmobiliarios S.A. (a)	202,781	$2,821,229

Sweden—0.4%
Hufvudstaden AB - A Shares (b)	505,223	6,625,722

United Kingdom—8.0%
British Land Co. plc (The) (REIT)	2,185,900	27,792,190
Derwent London plc (REIT)	348,071	19,208,194
Great Portland Estates plc (REIT)	1,202,197	15,576,747
Hammerson plc (REIT)	1,880,507	17,778,715
Land Securities Group plc (REIT)	1,797,895	34,321,757
Safestore Holdings plc (REIT)	1,112,813	4,971,176
Unite Group plc (The)	356,910	3,529,060

		123,177,839

United States—54.2%
Alexandria Real Estate Equities, Inc. (REIT)	210,800	17,848,436
AvalonBay Communities, Inc. (REIT)	246,480	43,089,634
Boston Properties, Inc. (REIT)	288,162	34,118,381
DCT Industrial Trust, Inc. (REIT) (b)	423,127	14,242,455
DDR Corp. (REIT) (b)	1,252,333	19,260,882
Digital Realty Trust, Inc. (REIT) (b)	215,039	14,046,347
Douglas Emmett, Inc. (REIT)	451,759	12,974,518
Equinix, Inc. (REIT) (b)	30,900	8,448,060
Equity Residential (REIT)	854,550	64,193,796
Essex Property Trust, Inc. (REIT)	117,300	26,207,166
Forest City Enterprises, Inc. - Class A (a)	152,900	3,077,877
General Growth Properties, Inc. (REIT)	1,889,344	49,066,264
Healthcare Realty Trust, Inc. (REIT)	520,375	12,931,319
Healthcare Trust of America, Inc. (REIT) - Class A	458,050	11,226,805
Highwoods Properties, Inc. (REIT) (b)	215,678	8,357,522
Host Hotels & Resorts, Inc. (REIT) (b)	1,852,677	29,290,823
Kilroy Realty Corp. (REIT) (b)	379,700	24,741,252
Kimco Realty Corp. (REIT)	1,157,700	28,282,611
Macerich Co. (The) (REIT)	73,388	5,637,666
Paramount Group, Inc. (REIT) (b)	814,400	13,681,920
Pebblebrook Hotel Trust (REIT) (b)	252,524	8,951,976
Post Properties, Inc. (REIT)	168,800	9,839,352
ProLogis, Inc. (REIT)	1,038,892	40,412,899
Public Storage (REIT)	207,960	44,010,575
Simon Property Group, Inc. (REIT)	516,579	94,905,894
SL Green Realty Corp. (REIT) (b)	351,760	38,046,362
Spirit Realty Capital, Inc. (REIT)	1,649,600	15,077,344
Strategic Hotels & Resorts, Inc. (REIT) (a)	1,071,000	14,769,090
Sun Communities, Inc. (REIT) (b)	133,100	9,018,856
Sunstone Hotel Investors, Inc. (REIT)	750,012	9,922,659
UDR, Inc. (REIT) (b)	881,675	30,400,154
VEREIT, Inc. (REIT) (b)	1,884,781	14,550,509
Vornado Realty Trust (REIT)	120,552	10,900,312
Welltower, Inc. (REIT)	748,257	50,671,964

		832,201,680

Total Common Stocks (Cost $1,439,923,730)		1,523,410,831

MIST-71

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—7.1%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—6.8%
State Street Navigator Securities Lending MET Portfolio (c)	104,547,230	$104,547,230

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $4,901,011 on 10/01/15, collateralized by $4,905,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $5,000,216.	4,901,011	4,901,011

Total Short-Term Investments (Cost $109,448,241)		109,448,241

Total Investments—106.4% (Cost $1,549,371,971) (d)		1,632,859,072
Other assets and liabilities (net)—(6.4)%		(97,953,267)

Net Assets—100.0%		$1,534,905,805

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $106,374,508 and the collateral received consisted of cash in the amount of $104,547,230 and non-cash collateral with a value of $4,726,699. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,549,371,971. The aggregate unrealized appreciation and depreciation of investments were $156,841,485 and $(73,354,384), respectively, resulting in net unrealized appreciation of $83,487,101.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Retail REIT’s	25.0
Office REIT’s	14.0
Specialized REIT’s	13.6
Residential REIT’s	11.9
Diversified Real Estate Activities	11.4
Diversified REIT’s	10.8
Real Estate Operating Companies	5.8
Industrial REIT’s	5.6
Real Estate Development	1.1

MIST-72

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$101,083,032	$—	$101,083,032
France	820,593	98,930,318	—	99,750,911
Germany	—	52,670,096	—	52,670,096
Hong Kong	—	100,611,607	—	100,611,607
Japan	—	180,099,546	—	180,099,546
Netherlands	—	15,413,949	—	15,413,949
Singapore	—	8,955,220	—	8,955,220
Spain	—	2,821,229	—	2,821,229
Sweden	—	6,625,722	—	6,625,722
United Kingdom	—	123,177,839	—	123,177,839
United States	832,201,680	—	—	832,201,680
Total Common Stocks	833,022,273	690,388,558	—	1,523,410,831
Short-Term Investments
Mutual Fund	104,547,230	—	—	104,547,230
Repurchase Agreement	—	4,901,011	—	4,901,011
Total Short-Term Investments	104,547,230	4,901,011	—	109,448,241
Total Investments	$937,569,503	$695,289,569	$—	$1,632,859,072

Collateral for Securities Loaned (Liability)	$—	$(104,547,230)	$—	$(104,547,230)

MIST-73

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Engility Holdings, Inc.	57,266	$1,476,317
L-3 Communications Holdings, Inc.	582,900	60,924,708

		62,401,025

Biotechnology—19.5%
Aduro Biotech, Inc. (a) (b)	31,570	611,511
Agios Pharmaceuticals, Inc. (a) (b)	30,800	2,174,172
Amgen, Inc.	1,710,100	236,541,032
Biogen, Inc. (a)	867,860	253,250,226
ImmunoGen, Inc. (a)	499,700	4,797,120
Isis Pharmaceuticals, Inc. (a) (b)	498,335	20,142,701
ProQR Therapeutics NV (a)	88,300	1,286,531
Spark Therapeutics, Inc. (a) (b)	33,520	1,398,790
Vertex Pharmaceuticals, Inc. (a)	932,672	97,128,462

		617,330,545

Commercial Services & Supplies—2.2%
ADT Corp. (The) (b)	701,612	20,978,199
Tyco International plc	1,473,125	49,290,762

		70,268,961

Communications Equipment—0.1%
ARRIS Group, Inc. (a) (b)	122,915	3,192,103

Construction & Engineering—0.7%
Fluor Corp.	519,410	21,997,014

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	5,139,332

Electronic Equipment, Instruments & Components—2.8%
Dolby Laboratories, Inc. - Class A (b)	295,300	9,626,780
Fitbit, Inc. - Class A (a) (b)	54,350	2,048,452
TE Connectivity, Ltd.	1,269,625	76,037,841

		87,713,073

Energy Equipment & Services—4.8%
Core Laboratories NV (b)	514,070	51,304,186
Frank’s International NV (b)	30,500	467,565
National Oilwell Varco, Inc. (b)	916,878	34,520,457
Weatherford International plc (a) (b)	7,614,500	64,570,960

		150,863,168

Health Care Equipment & Supplies—1.8%
Medtronic plc	861,379	57,660,710
Wright Medical Group, Inc. (a) (b)	56,921	1,196,480

		58,857,190

Health Care Providers & Services—9.2%
UnitedHealth Group, Inc.	2,520,450	292,397,404

Internet & Catalog Retail—2.2%
Liberty Interactive Corp. - Class A (a)	1,867,200	48,976,656

Internet & Catalog Retail—(Continued)
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	3,423,491
Liberty Ventures - Series A (a)	419,879	16,942,118

		69,342,265

Internet Software & Services—1.8%
Facebook, Inc. - Class A (a)	535,500	48,141,450
Twitter, Inc. (a) (b)	300,000	8,082,000

		56,223,450

Machinery—0.5%
Pentair plc	339,804	17,343,596

Media—16.7%
AMC Networks, Inc. - Class A (a)	825,825	60,425,615
CBS Corp. - Class B	323,200	12,895,680
Comcast Corp. - Class A	795,200	45,230,976
Comcast Corp. - Special Class A (b)	3,814,400	218,336,256
Liberty Broadband Corp. - Class A (a)	117,647	6,051,762
Liberty Broadband Corp. - Class C (a)	305,883	15,652,033
Liberty Global plc - Class A (a)	299,400	12,856,236
Liberty Global plc - Series C (a)	299,400	12,281,388
Liberty LiLAC Group - Class A (a)	14,970	504,339
Liberty LiLAC Group - Class C (a) (b)	14,970	512,573
Liberty Media Corp. - Class A (a)	470,588	16,809,403
Liberty Media Corp. - Class C (a)	941,176	32,432,925
Madison Square Garden Co. (The) - Class A (a) (b)	858,150	61,906,941
Starz - Class A (a) (b)	513,888	19,188,578
Viacom, Inc. - Class B	344,700	14,873,805

		529,958,510

Metals & Mining—0.6%
Freeport-McMoRan, Inc. (b)	770,800	7,469,052
Nucor Corp.	274,700	10,314,985

		17,784,037

Oil, Gas & Consumable Fuels—4.7%
Anadarko Petroleum Corp.	2,369,860	143,115,845
Newfield Exploration Co. (a)	205,400	6,757,660

		149,873,505

Pharmaceuticals—11.2%
Allergan plc (a)	786,777	213,853,856
Mallinckrodt plc (a) (b)	143,915	9,201,925
Teva Pharmaceutical Industries, Ltd. (ADR)	298,100	16,830,726
Valeant Pharmaceuticals International, Inc. (a)	653,070	116,494,627

		356,381,134

Semiconductors & Semiconductor Equipment—5.4%
Broadcom Corp. - Class A	2,035,545	104,688,079
Cree, Inc. (a) (b)	1,087,200	26,342,856
Intel Corp.	1,288,348	38,830,809

		169,861,744

MIST-74

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—2.9%
Autodesk, Inc. (a)	944,300	$41,681,402
Citrix Systems, Inc. (a)	616,100	42,683,408
Nuance Communications, Inc. (a)	400,000	6,548,000

		90,912,810

Technology Hardware, Storage & Peripherals—5.9%
SanDisk Corp.	1,443,190	78,408,513
Seagate Technology plc (b)	2,448,500	109,692,800

		188,101,313

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,392,441

Total Common Stocks (Cost $2,242,214,962)		3,019,334,620

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (Cost $573,350)	229,340	1,036,617

Short-Term Investments—15.0%

Mutual Fund—10.3%
State Street Navigator Securities Lending MET Portfolio (c)	325,445,286	325,445,286

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $150,325,462 on 10/01/15, collateralized by $150,415,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $153,334,856.	150,325,462	150,325,462

Total Short-Term Investments (Cost $475,770,748)		475,770,748

Total Investments—110.3% (Cost $2,718,559,060) (d)		3,496,141,985
Other assets and liabilities (net)—(10.3)%		(327,541,105)

Net Assets—100.0%		$3,168,600,880

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $346,533,523 and the collateral received consisted of cash in the amount of $325,445,286 and non-cash collateral with a value of $15,391,970. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $2,718,559,060. The aggregate unrealized appreciation and depreciation of investments were $997,801,948 and $(220,219,023), respectively, resulting in net unrealized appreciation of $777,582,925.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-75

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,019,334,620	$—	$—	$3,019,334,620
Total Rights*	1,036,617	—	—	1,036,617
Short-Term Investments
Mutual Fund	325,445,286	—	—	325,445,286
Repurchase Agreement	—	150,325,462	—	150,325,462
Total Short-Term Investments	325,445,286	150,325,462	—	475,770,748
Total Investments	$3,345,816,523	$150,325,462	$—	$3,496,141,985

Collateral for securities loaned (Liability)	$—	$(325,445,286)	$—	$(325,445,286)

*	See Schedule of Investments for additional detailed categorizations.

MIST-76

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	187,050	$7,040,562
Triumph Group, Inc.	103,043	4,336,049

		11,376,611

Airlines—1.7%
United Continental Holdings, Inc. (a)	197,775	10,491,964

Banks—7.6%
Citizens Financial Group, Inc.	519,303	12,390,570
Fifth Third Bancorp	388,626	7,348,918
First Horizon National Corp. (b)	381,867	5,414,874
Huntington Bancshares, Inc.	902,957	9,571,344
PacWest Bancorp (b)	93,543	4,004,576
Zions Bancorporation (b)	318,671	8,776,199

		47,506,481

Beverages—1.0%
Molson Coors Brewing Co. - Class B	75,240	6,246,425

Biotechnology—0.5%
Baxalta, Inc.	97,865	3,083,726

Building Products—1.9%
Armstrong World Industries, Inc. (a)	96,433	4,603,711
Fortune Brands Home & Security, Inc.	155,536	7,383,294

		11,987,005

Capital Markets—2.7%
Affiliated Managers Group, Inc. (a)	17,954	3,069,955
Raymond James Financial, Inc.	279,421	13,867,664

		16,937,619

Chemicals—2.9%
Axalta Coating Systems, Ltd. (a) (b)	192,643	4,881,573
Celanese Corp. - Series A (b)	122,111	7,225,308
CF Industries Holdings, Inc.	139,821	6,277,963

		18,384,844

Communications Equipment—2.2%
Brocade Communications Systems, Inc.	1,035,413	10,747,587
Lumentum Holdings, Inc. (a)	19,247	326,237
Viavi Solutions, Inc. (a)	537,688	2,887,384

		13,961,208

Construction Materials—1.1%
Martin Marietta Materials, Inc. (b)	44,432	6,751,442

Consumer Finance—2.2%
Navient Corp.	689,950	7,755,038
SLM Corp. (a)	840,480	6,219,552

		13,974,590

Containers & Packaging—1.2%
Packaging Corp. of America	127,393	7,663,963

Diversified Financial Services—0.7%
Voya Financial, Inc.	121,573	4,713,385

Electric Utilities—1.8%
FirstEnergy Corp.	364,474	11,411,681

Food & Staples Retailing—0.8%
Whole Foods Market, Inc.	151,033	4,780,194

Food Products—3.4%
ConAgra Foods, Inc.	199,133	8,066,878
Mead Johnson Nutrition Co.	64,700	4,554,880
Tyson Foods, Inc. - Class A (b)	194,605	8,387,475

		21,009,233

Health Care Equipment & Supplies—1.3%
Zimmer Biomet Holdings, Inc. (c)	87,141	8,185,154

Health Care Providers & Services—2.2%
Envision Healthcare Holdings, Inc. (a)	110,511	4,065,700
Laboratory Corp. of America Holdings (a)	90,879	9,857,645

		13,923,345

Hotels, Restaurants & Leisure—1.0%
MGM Resorts International (a)	330,176	6,091,747

Household Durables—0.5%
Mohawk Industries, Inc. (a)	17,272	3,139,877

Independent Power and Renewable Electricity Producers—0.6%
NRG Energy, Inc.	238,023	3,534,642

Insurance—8.7%
Arthur J. Gallagher & Co.	145,664	6,013,010
Everest Re Group, Ltd.	49,404	8,563,689
Genworth Financial, Inc. - Class A (a)	587,249	2,713,091
Lincoln National Corp.	244,221	11,590,729
Principal Financial Group, Inc.	142,929	6,766,259
Validus Holdings, Ltd.	117,291	5,286,305
W.R. Berkley Corp. (b)	121,084	6,583,337
XL Group plc	186,622	6,778,111

		54,294,531

Internet Software & Services—1.0%
IAC/InterActiveCorp	47,844	3,122,778
Pandora Media, Inc. (a)	156,105	3,331,281

		6,454,059

IT Services—2.0%
Fidelity National Information Services, Inc.	141,240	9,474,379
WEX, Inc. (a)	35,174	3,054,510

		12,528,889

Leisure Products—0.5%
Vista Outdoor, Inc. (a)	72,005	3,199,182

MIST-77

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.0%
Ingersoll-Rand plc	122,523	$6,220,493

Marine—0.9%
Kirby Corp. (a)	90,144	5,584,421

Media—2.4%
Discovery Communications, Inc. - Class A (a) (b)	192,782	5,018,116
Liberty Media Corp. - Class C (a)	146,813	5,059,176
Scripps Networks Interactive, Inc. - Class A (b)	95,079	4,676,936

		14,754,228

Metals & Mining—0.1%
Steel Dynamics, Inc.	54,233	931,723

Multi-Utilities—4.1%
PG&E Corp.	129,257	6,824,770
SCANA Corp. (b)	119,314	6,712,606
Sempra Energy	125,448	12,133,330

		25,670,706

Oil, Gas & Consumable Fuels—7.5%
Antero Resources Corp. (a) (b)	399,268	8,448,511
Concho Resources, Inc. (a) (b)	89,646	8,812,202
Gulfport Energy Corp. (a)	155,117	4,603,873
Newfield Exploration Co. (a)	172,285	5,668,176
Noble Energy, Inc.	198,528	5,991,575
Pioneer Natural Resources Co.	69,987	8,513,219
Southwestern Energy Co. (a) (b)	255,188	3,238,336
Tesoro Corp.	16,443	1,598,917

		46,874,809

Personal Products—0.7%
Edgewell Personal Care Co.	50,872	4,151,155

Pharmaceuticals—2.6%
Endo International plc (a)	177,217	12,277,594
Mylan NV (a)	92,710	3,732,504

		16,010,098

Real Estate Investment Trusts—11.4%
Brixmor Property Group, Inc.	467,003	10,965,230
DDR Corp.	511,124	7,861,087
Federal Realty Investment Trust	57,633	7,864,023
Mid-America Apartment Communities, Inc.	80,165	6,563,109
Prologis, Inc.	256,960	9,995,744
RLJ Lodging Trust (b)	292,841	7,400,092
Starwood Property Trust, Inc. (b)	414,771	8,511,101
Ventas, Inc.	111,428	6,246,654
Vornado Realty Trust	68,656	6,207,875

		71,614,915

Road & Rail—2.8%
Hertz Global Holdings, Inc. (a)	704,739	11,790,283

Road & Rail—(Continued)
Kansas City Southern	63,104	5,734,892

		17,525,175

Semiconductors & Semiconductor Equipment—2.6%
Intersil Corp. - Class A	95,864	1,121,609
Maxim Integrated Products, Inc.	223,772	7,473,985
Xilinx, Inc.	182,725	7,747,540

		16,343,134

Software—2.3%
Citrix Systems, Inc. (a)	45,093	3,124,043
Intuit, Inc.	50,126	4,448,683
VMware, Inc. - Class A (a)	84,032	6,620,881

		14,193,607

Specialty Retail—3.7%
Best Buy Co., Inc. (b)	121,051	4,493,413
Gap, Inc. (The) (b)	286,090	8,153,565
Staples, Inc.	581,590	6,822,051
Williams-Sonoma, Inc. (b)	50,664	3,868,196

		23,337,225

Technology Hardware, Storage & Peripherals—1.1%
Western Digital Corp.	85,630	6,802,447

Textiles, Apparel & Luxury Goods—3.0%
Fossil Group, Inc. (a) (b)	70,657	3,948,313
Kate Spade & Co. (a)	136,714	2,612,604
Ralph Lauren Corp.	105,429	12,457,491

		19,018,408

Total Common Stocks (Cost $651,006,334)		610,664,341

Short-Term Investments—14.6%

Mutual Fund—10.4%
State Street Navigator Securities Lending MET Portfolio (d)	64,950,894	64,950,894

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $26,026,944 on 10/01/15, collateralized by $26,045,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $26,550,586.	26,026,944	26,026,944

Total Short-Term Investments (Cost $90,977,838)		90,977,838

Total Investments—112.1% (Cost $741,984,172) (e)		701,642,179
Other assets and liabilities (net)—(12.1)%		(75,488,842)

Net Assets—100.0%		$626,153,337

MIST-78

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $73,130,669 and the collateral received consisted of cash in the amount of $64,950,894 and non-cash collateral with a value of $9,168,988. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $8,185,154, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(e)	As of September 30, 2015, the aggregate cost of investments was $741,984,172. The aggregate unrealized appreciation and depreciation of investments were $22,850,433 and $(63,192,426), respectively, resulting in net unrealized depreciation of $(40,341,993).

Restricted Securities	Acquisition Date	Shares	Cost	Value
Zimmer Biomet Holdings, Inc.	05/02/14 - 10/15/14	87,141	$8,633,193	$8,185,154

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$610,664,341	$—	$—	$610,664,341
Short-Term Investments
Mutual Fund	64,950,894	—	—	64,950,894
Repurchase Agreement	—	26,026,944	—	26,026,944
Total Short-Term Investments	64,950,894	26,026,944	—	90,977,838
Total Investments	$675,615,235	$26,026,944	$—	$701,642,179

Collateral for securities loaned (Liability)	$—	$(64,950,894)	$—	$(64,950,894)

*	See Schedule of Investments for additional detailed categorizations.

MIST-79

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Australia—3.0%
AMP, Ltd.	10,341,082	$40,508,242
Orica, Ltd. (a)	4,457,953	47,220,642

		87,728,884

China—2.4%
Baidu, Inc. (ADR) (b)	508,800	69,914,208

France—13.7%
BNP Paribas S.A.	1,922,076	113,182,851
Bureau Veritas S.A.	1,621,300	34,204,882
Danone S.A.	918,012	58,058,727
Kering	455,500	74,554,758
LVMH Moet Hennessy Louis Vuitton SE	212,900	36,329,688
Pernod-Ricard S.A.	418,200	42,228,072
Safran S.A.	131,800	9,944,694
Valeo S.A. (a)	205,500	27,828,941

		396,332,613

Germany—11.5%
adidas AG	105,800	8,515,929
Allianz SE	782,900	122,708,107
Bayerische Motoren Werke (BMW) AG	1,128,600	99,861,358
Daimler AG	1,323,300	95,924,712
SAP SE	90,800	5,874,432

		332,884,538

Hong Kong—1.4%
Melco Crown Entertainment, Ltd. (ADR) (a)	2,888,100	39,740,256

Indonesia—1.0%
Bank Mandiri Persero Tbk PT	54,380,000	29,504,948

Ireland—1.6%
Experian plc	2,965,400	47,591,936

Israel—0.3%
Check Point Software Technologies, Ltd. (a) (b)	92,300	7,322,159

Italy—4.7%
Exor S.p.A.	965,300	42,176,056
Intesa Sanpaolo S.p.A.	11,011,700	38,887,807
Prada S.p.A. (a)	14,051,502	53,921,547

		134,985,410

Japan—18.3%
Daiwa Securities Group, Inc.	13,811,000	89,506,615
Honda Motor Co., Ltd.	3,543,000	105,647,643
Komatsu, Ltd. (a)	3,716,300	54,696,089
Meitec Corp.	55,900	1,958,472
Nomura Holdings, Inc.	16,004,200	92,859,897
Olympus Corp.	515,500	16,053,042
Omron Corp.	1,584,200	47,883,420
Secom Co., Ltd.	186,400	11,232,430

Japan—(Continued)
Toyota Motor Corp.	1,825,900	107,389,111

		527,226,719

Netherlands—5.4%
Akzo Nobel NV	136,461	8,871,421
CNH Industrial NV (a)	11,205,100	73,143,992
Koninklijke Philips NV	3,084,633	72,734,887

		154,750,300

South Korea—3.7%
Samsung Electronics Co., Ltd.	109,715	105,512,551

Sweden—3.8%
Atlas Copco AB - B Shares	1,330,051	29,819,897
Hennes & Mauritz AB - B Shares	521,200	19,056,920
SKF AB - B Shares	2,669,490	49,182,004
Swedish Match AB	353,344	10,696,935

		108,755,756

Switzerland—14.7%
Cie Financiere Richemont S.A.	1,052,247	81,978,140
Credit Suisse Group AG (b)	5,204,814	125,215,819
Glencore plc (b)	45,744,700	63,745,213
Kuehne & Nagel International AG	267,200	34,387,432
LafargeHolcim, Ltd. (a) (b)	1,078,405	56,656,589
Nestle S.A.	114,600	8,630,125
Schindler Holding AG (Participation Certificate)	128,200	18,457,619
Swatch Group AG (The) - Bearer Shares (a)	92,500	34,352,954

		423,423,891

United Kingdom—12.1%
Ashtead Group plc	835,238	11,788,523
Burberry Group plc	506,700	10,515,964
Diageo plc	2,531,000	68,110,413
G4S plc (a)	1,896,000	6,630,829
GlaxoSmithKline plc	453,200	8,687,715
Lloyds Banking Group plc	44,428,700	50,647,527
Meggitt plc	4,417,818	31,898,173
Schroders plc (a)	637,062	27,110,334
Schroders plc (non-voting shares)	10,427	341,654
Smiths Group plc	2,721,009	41,457,913
Willis Group Holdings plc	1,838,200	75,311,054
WPP plc	875,700	18,236,295

		350,736,394

Total Common Stocks (Cost $3,262,654,794)		2,816,410,563

Short-Term Investments—6.9%

Mutual Fund—5.2%
State Street Navigator Securities Lending MET Portfolio (c)	151,162,867	151,162,867

MIST-80

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $49,374,353 on 10/01/15, collateralized by $49,615,000 U.S. Treasury Notes with rates ranging from 1.375% - 1.500%, due 02/28/19 with a value of $50,364,619.	49,374,353	$49,374,353

Total Short-Term Investments (Cost $200,537,220)		200,537,220

Total Investments—104.5% (Cost $3,463,192,014) (d)		3,016,947,783
Other assets and liabilities (net)—(4.5)%		(130,259,220)

Net Assets—100.0%		$2,886,688,563

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $159,113,926 and the collateral received consisted of cash in the amount of $151,162,867 and non-cash collateral with a value of $14,242,930. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $3,463,192,014. The aggregate unrealized appreciation and depreciation of investments were $76,845,414 and $(523,089,645), respectively, resulting in net unrealized depreciation of $(446,244,231).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Automobiles	14.2
Capital Markets	11.6
Textiles, Apparel & Luxury Goods	10.4
Insurance	8.3
Banks	8.0
Machinery	7.8
Industrial Conglomerates	4.0
Beverages	3.8
Technology Hardware, Storage & Peripherals	3.6
Professional Services	2.9

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	7,357,000	State Street Bank and Trust	03/16/16	$5,365,460	$(244,165)
AUD	7,988,000	State Street Bank and Trust	03/16/16	5,679,572	(119,029)

Contracts to Deliver
AUD	27,920,000	State Street Bank and Trust	03/16/16	$21,159,451	$1,724,005
CHF	79,027,000	State Street Bank and Trust	03/16/16	82,042,897	414,823

Net Unrealized Appreciation					$1,775,634

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc

MIST-81

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$87,728,884	$—	$87,728,884
China	69,914,208	—	—	69,914,208
France	—	396,332,613	—	396,332,613
Germany	—	332,884,538	—	332,884,538
Hong Kong	39,740,256	—	—	39,740,256
Indonesia	—	29,504,948	—	29,504,948
Ireland	—	47,591,936	—	47,591,936
Israel	7,322,159	—	—	7,322,159
Italy	—	134,985,410	—	134,985,410
Japan	—	527,226,719	—	527,226,719
Netherlands	—	154,750,300	—	154,750,300
South Korea	—	105,512,551	—	105,512,551
Sweden	—	108,755,756	—	108,755,756
Switzerland	—	423,423,891	—	423,423,891
United Kingdom	75,311,054	275,425,340	—	350,736,394
Total Common Stocks	192,287,677	2,624,122,886	—	2,816,410,563
Short-Term Investments
Mutual Fund	151,162,867	—	—	151,162,867
Repurchase Agreement	—	49,374,353	—	49,374,353
Total Short-Term Investments	151,162,867	49,374,353	—	200,537,220
Total Investments	$343,450,544	$2,673,497,239	$—	$3,016,947,783

Collateral for securities loaned (Liability)	$—	$(151,162,867)	$—	$(151,162,867)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,138,828	$—	$2,138,828
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(363,194)	—	(363,194)
Total Forward Contracts	$—	$1,775,634	$—	$1,775,634

MIST-82

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—4.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—4.2%
U.S. Treasury Floating Rate Notes
0.060%, 01/31/16 (a)	11,050,000	$11,049,912
0.084%, 04/30/16 (a) (b)	35,556,000	35,559,449
0.085%, 07/31/16 (a)	8,310,000	8,310,698

Total U.S. Treasury & Government Agencies (Cost $54,923,644)		54,920,059

Commodity-Linked Securities—2.5%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 3 Agriculture Commodity Index, multiplied by 2), 06/21/16 (144A)	8,020,000	7,287,774
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 06/15/16 (144A)	15,866,996	14,723,817
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 02 Excess Return Index, multiplied by 2), 06/27/16 (144A) (a)	10,490,000	9,775,371

Total Commodity-Linked Securities (Cost $34,376,996)		31,786,962

Short-Term Investments—90.9%

Municipals—1.2%
Gainesville & Hall County, GA, Development Authority Revenue 0.160%, 03/01/21 (a)	15,300,000	15,300,000

Mutual Funds—20.8%
Premier Portfolio, Institutional Class 0.016% (c) (d)	35,345,378	35,345,378
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.010% (c) (d)	199,176,575	199,176,575
STIT-Liquid Assets Portfolio, Institutional Class 0.052% (c) (d)	35,345,378	35,345,378

		269,867,331

U.S. Treasury—5.7%
U.S. Treasury Bills
0.080%, 01/07/16 (e) (f)	17,330,000	17,326,241
0.101%, 01/14/16 (e) (f)	5,740,000	5,738,326
0.131%, 01/21/16 (e)	5,360,000	5,357,832
0.167%, 01/28/16 (e) (f)	20,740,000	20,728,628
0.242%, 03/03/16 (e)	5,370,000	5,364,487
0.250%, 03/17/16 (e)	3,130,000	3,126,385
0.258%, 03/10/16 (e) (f)	15,680,000	15,662,048

		73,303,947

Certificate of Deposit—4.7%
DBS Bank, Ltd.
0.179%, 11/17/15 (e)	14,500,000	14,496,593
Norinchukin Bank (NY)
0.230%, 10/13/15 (e)	39,000,000	39,000,000
0.390%, 02/03/16 (e)	2,500,000	2,500,000
Swedbank (Sparbank)
0.110%, 10/06/15 (e)	5,000,000	5,000,000

		60,996,593

Commercial Paper—58.5%
Apple, Inc.
0.122%, 10/14/15 (144A) (e)	40,000,000	39,998,122
BMW U.S. Capital LLC
0.150%, 10/13/15 (144A) (e)	22,000,000	21,998,827
0.167%, 11/03/15 (e)	3,500,000	3,499,455
0.220%, 11/30/15 (e)	15,000,000	14,994,500
CDP Financial, Inc.
0.076%, 10/02/15 (e)	22,000,000	21,999,908
0.160%, 10/14/15 (e)	1,500,000	1,499,908
0.217%, 11/03/15 (e)	10,000,000	9,997,983
Chevron Corp.
0.170%, 12/21/15 (144A) (e)	40,000,000	39,984,700
Coca-Cola Co. (The)
0.155%, 10/23/15 (144A) (e)	25,000,000	24,997,556
0.186%, 10/08/15 (e)	11,000,000	10,999,551
Engie S.A.
0.198%, 10/14/15 (e)	17,000,000	16,998,711
0.215%, 10/13/15 (144A) (e)	8,500,000	8,499,348
0.269%, 11/23/15 (144A) (e)	16,000,000	15,993,640
Exxon Mobil Corp.
0.046%, 10/02/15 (e)	45,000,000	44,999,887
Gotham Funding Corp.
0.237%, 10/15/15 (144A) (e)	40,000,000	39,996,111
Johnson & Johnson
0.057%, 10/05/15 (e)	15,000,000	14,999,883
0.128%, 11/02/15 (144A) (e)	25,000,000	24,997,111
L’Oreal USA, Inc.
0.098%, 10/30/15 (e)	32,000,000	31,997,422
0.118%, 10/29/15 (e)	9,000,000	8,999,160
Landesbank Hessen-Thueringen
0.197%, 11/03/15 (144A) (e)	36,500,000	36,493,308
Liberty Funding LLC
0.243%, 10/13/15 (144A) (e)	12,000,000	11,998,960
Manhattan Asset Funding Co. LLC
0.112%, 10/02/15 (e)	26,000,000	25,999,841
Microsoft Corp.
0.139%, 11/12/15 (144A) (e)	40,000,000	39,993,467
Nestle Capital Corp.
0.168%, 11/04/15 (e)	41,500,000	41,493,337
Novartis Finance Corp.
0.138%, 10/05/15 (e)	18,000,000	17,999,660
PACCAR Financial Corp.
0.116%, 10/23/15 (e)	6,000,000	5,999,560

MIST-83

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
PepsiCo, Inc.
0.081%, 10/05/15 (144A) (e)	30,000,000	$29,999,667
0.124%, 10/08/15 (144A) (e)	11,500,000	11,499,687
Regency Market No. 1 LLC
0.173%, 10/20/15 (144A) (e)	39,000,000	38,996,295
Sumitomo Mitsui Banking Corp. (NY)
0.382%, 01/21/16 (144A) (e)	15,000,000	14,982,267
Thunder Bay Funding LLC
0.401%, 03/01/16 (144A) (e)	14,000,000	14,000,000
Total Capital Canada, Ltd.
0.249%, 11/23/15 (144A) (e)	30,500,000	30,488,774
Toyota Motor Credit Corp.
0.100%, 01/29/16 (e)	35,000,000	34,963,250
0.189%, 10/09/15 (e)	6,000,000	5,999,720

		758,359,576

Total Short-Term Investments (Cost $1,177,827,447)		1,177,827,447

Total Investments—97.6% (Cost $1,267,128,087) (g)		1,264,534,468
Other assets and liabilities (net)—2.4%		30,874,482

Net Assets—100.0%		$1,295,408,950

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2015, the market value of securities pledged was $9,948,965.
(c)	Affiliated Issuer.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2015.
(e)	The rate shown represents current yield to maturity.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $46,206,319.
(g)	As of September 30, 2015, the aggregate cost of investments was $1,267,128,087. The aggregate and net unrealized depreciation of investments was $(2,593,619).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $476,704,802, which is 36.8% of net assets.
(EMTN)—	Euro Medium-Term Note
(LIBOR)—	London InterBank Offered Rate

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/15	2,258	AUD	289,666,203	$1,788,181
Brent Crude Oil Futures	01/29/16	279	USD	14,776,590	(561,540)
Canada Government Bond 10 Year Futures	12/18/15	1,987	CAD	284,655,727	(2,187,333)
Euro Stoxx 50 Index Futures	12/18/15	2,010	EUR	64,832,978	(3,021,313)
Euro-Bund Futures	12/08/15	1,156	EUR	177,821,498	3,055,129
FTSE 100 Index Futures	12/18/15	832	GBP	50,859,211	(1,187,949)
Gasoline RBOB Futures	10/30/15	389	USD	22,257,493	71,652
Hang Seng Index Futures	10/29/15	496	HKD	527,344,234	(1,510,008)
Japanese Government 10 Year Bond Futures	12/14/15	150	JPY	22,162,460,907	512,975
Natural Gas Futures	11/25/15	110	USD	3,249,798	(278,698)
New York Harbor ULSD Futures	02/29/16	17	USD	1,181,317	(44,772)
Russell 2000 Mini Index Futures	12/18/15	480	USD	55,092,106	(2,488,906)
S&P 500 E-Mini Index Futures	12/18/15	458	USD	44,563,866	(854,636)
Silver Futures	12/29/15	454	USD	34,751,452	(1,795,592)
TOPIX Index Futures	12/10/15	532	JPY	7,607,638,276	(820,725)
U.S. Treasury Long Bond Futures	12/21/15	767	USD	119,637,726	1,044,931
United Kingdom Long Gilt Bond Futures	12/29/15	1,255	GBP	148,173,655	1,885,861
WTI Light Sweet Crude Oil Futures	02/19/16	248	USD	11,899,382	(151,621)

Net Unrealized Depreciation					$(6,544,364)

MIST-84

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
0.330%	05/12/16	Barclays Bank plc	Barclays Commodity Strategy 1452 Excess Return Index	USD	11,472,278	$(384,771)	$—	$(384,771)
0.450%	05/05/16	Barclays Bank plc	Barclays Commodity Strategy 1715 Index	USD	5,962,266	35,239	—	35,239
0.300%	04/11/16	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index 2	USD	27,300,624	(1,023,130)	—	(1,023,130)
0.400%	05/31/16	Goldman Sachs & Co.	Goldman Sachs Alpha Basket B784 Excess	USD	15,584,307	—	—	—
0.000%	10/30/15	Goldman Sachs & Co.	Hang Seng Index	HKD	21,130,600	(43,690)	—	(43,690)
0.250%	04/25/16	JP Morgan Chase Bank N.A.	JPMorgan Contag Beta Gas Oil Excess Return Index	USD	3,674,415	19,682	—	19,682
0.140%	06/27/16	Bank of America Corp.	Merrill Lynch Gold Excess Return Index	USD	22,718,706	—	—	—
0.470%	05/05/16	Cargill, Inc.	Monthly Rebalance Commodity Excess Return Index	USD	18,840,912	—	—	—
0.380%	10/16/15	Morgan Stanley Capital Services, LLC	S&P GSCI Aluminum Dynamic Roll Index	USD	28,842,622	(989,182)	—	(989,182)
0.090%	04/22/16	JP Morgan Chase Bank N.A.	S&P GSCI Gold Excess Return Index	USD	18,334,993	(156,488)	—	(156,488)
0.120%	01/12/16	Cargill, Inc.	Single Commodity Index Excess Return	USD	10,028,991	—	—	—

Totals						$(2,542,340)	$—	$(2,542,340)

Cash in the amount of $485 has been received at the custodian bank as collateral for OTC swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-85

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$54,920,059	$—	$54,920,059
Total Commodity-Linked Securities	—	31,786,962	—	31,786,962
Short-Term Investments
Municipals	—	15,300,000	—	15,300,000
Mutual Funds	269,867,331	—	—	269,867,331
U.S. Treasury	—	73,303,947	—	73,303,947
Certificate of Deposit	—	60,996,593	—	60,996,593
Commercial Paper	—	758,359,576	—	758,359,576
Total Short-Term Investments	269,867,331	907,960,116	—	1,177,827,447
Total Investments	$269,867,331	$994,667,137	$—	$1,264,534,468

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,358,729	$—	$—	$8,358,729
Futures Contracts (Unrealized Depreciation)	(14,903,093)	—	—	(14,903,093)
Total Futures Contracts	$(6,544,364)	$—	$—	$(6,544,364)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$54,921	$—	$54,921
OTC Swap Contracts at Value (Liabilities)	—	(2,597,261)	—	(2,597,261)
Total OTC Swap Contracts	$—	$(2,542,340)	$—	$(2,542,340)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-86

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Honeywell International, Inc.	52,490	$4,970,278
Textron, Inc.	685,680	25,808,995

		30,779,273

Auto Components—1.8%
Johnson Controls, Inc.	1,027,794	42,509,560

Automobiles—1.8%
General Motors Co.	1,449,954	43,527,619

Banks—18.2%
Bank of America Corp.	4,348,082	67,743,118
Citigroup, Inc.	2,364,538	117,304,730
Citizens Financial Group, Inc.	742,515	17,716,408
Fifth Third Bancorp	1,787,969	33,810,494
JPMorgan Chase & Co.	1,438,363	87,696,992
PNC Financial Services Group, Inc. (The)	517,020	46,118,184
U.S. Bancorp	244,935	10,044,784
Wells Fargo & Co.	948,271	48,693,716

		429,128,426

Beverages—1.6%
Coca-Cola Co. (The)	930,531	37,332,904

Biotechnology—0.8%
AbbVie, Inc.	357,318	19,441,672

Capital Markets—6.1%
Bank of New York Mellon Corp. (The)	973,192	38,100,467
Goldman Sachs Group, Inc. (The)	152,065	26,422,814
Morgan Stanley	1,266,172	39,884,418
State Street Corp.	596,628	40,099,368

		144,507,067

Communications Equipment—2.3%
Cisco Systems, Inc.	2,031,263	53,320,654

Consumer Finance—0.9%
Ally Financial, Inc. (a)	1,094,648	22,308,926

Diversified Telecommunication Services—0.7%
Frontier Communications Corp. (b)	3,697,181	17,561,610

Electric Utilities—0.5%
FirstEnergy Corp.	386,148	12,090,294

Electrical Equipment—1.3%
Emerson Electric Co.	676,005	29,859,141

Electronic Equipment, Instruments & Components—0.6%
Corning, Inc.	876,126	14,999,277

Energy Equipment & Services—3.0%
Halliburton Co.	602,037	21,282,008
Noble Corp. plc (b)	1,064,243	11,610,891

Energy Equipment & Services—(Continued)
Weatherford International plc (a) (b)	4,417,972	37,464,403

		70,357,302

Food & Staples Retailing—1.5%
CVS Health Corp.	116,128	11,204,029
Wal-Mart Stores, Inc.	366,189	23,743,695

		34,947,724

Food Products—2.6%
ConAgra Foods, Inc.	1,063,324	43,075,255
Mondelez International, Inc. - Class A	464,430	19,445,684

		62,520,939

Health Care Equipment & Supplies—0.7%
Medtronic plc	250,094	16,741,292

Health Care Providers & Services—1.9%
Anthem, Inc.	166,130	23,258,200
Express Scripts Holding Co. (a)	263,371	21,322,516

		44,580,716

Hotels, Restaurants & Leisure—2.8%
Carnival Corp.	1,332,392	66,219,883

Household Durables—0.9%
Newell Rubbermaid, Inc.	507,751	20,162,792

Industrial Conglomerates—2.7%
General Electric Co.	2,527,934	63,754,496

Insurance—2.3%
Aflac, Inc.	419,694	24,396,812
Allstate Corp. (The)	505,523	29,441,660

		53,838,472

Internet Software & Services—1.6%
eBay, Inc. (a)	1,035,397	25,305,103
Yahoo!, Inc. (a)	401,799	11,616,009

		36,921,112

IT Services—0.8%
PayPal Holdings, Inc. (a)	645,406	20,033,402

Leisure Products—0.3%
Mattel, Inc. (b)	323,470	6,812,278

Machinery—1.2%
Caterpillar, Inc. (b)	251,717	16,452,223
Ingersoll-Rand plc	255,050	12,948,889

		29,401,112

Media—6.1%
CBS Corp. - Class B	224,636	8,962,976
Comcast Corp. - Class A	705,208	40,112,231

MIST-87

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Time Warner Cable, Inc.	152,392	$27,334,553
Time Warner, Inc.	156,041	10,727,819
Twenty-First Century Fox, Inc. - Class B (b)	1,036,672	28,062,711
Viacom, Inc. - Class B	682,786	29,462,216

		144,662,506

Metals & Mining—0.7%
Alcoa, Inc.	1,678,964	16,218,792

Multi-Utilities—0.7%
PG&E Corp.	296,274	15,643,267

Multiline Retail—2.5%
Kohl’s Corp. (b)	631,375	29,238,976
Target Corp.	378,280	29,755,505

		58,994,481

Oil, Gas & Consumable Fuels—10.6%
BP plc (ADR)	1,242,396	37,967,622
Chevron Corp.	365,659	28,843,182
Devon Energy Corp.	590,835	21,914,070
Hess Corp.	254,589	12,744,725
Murphy Oil Corp. (b)	634,358	15,351,464
Occidental Petroleum Corp.	323,015	21,367,442
QEP Resources, Inc.	1,138,034	14,259,566
Royal Dutch Shell plc - Class A (ADR)	925,474	43,858,213
Suncor Energy, Inc.	1,981,171	52,936,889

		249,243,173

Paper & Forest Products—0.8%
International Paper Co.	469,667	17,748,716

Personal Products—0.5%
Unilever NV	266,260	10,703,652

Pharmaceuticals—8.1%
GlaxoSmithKline plc (ADR) (b)	240,753	9,256,953
Merck & Co., Inc.	927,403	45,804,434
Novartis AG	385,814	35,539,159
Pfizer, Inc.	1,369,887	43,028,150
Roche Holding AG (ADR)	685,086	22,573,584
Sanofi (ADR)	756,361	35,904,457

		192,106,737

Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	704,181	21,224,015

Software—4.2%
Autodesk, Inc. (a)	153,628	6,781,140
Citrix Systems, Inc. (a)	355,425	24,623,844
Microsoft Corp.	793,113	35,103,182
Symantec Corp.	1,653,396	32,191,620

		98,699,786

Technology Hardware, Storage & Peripherals—2.7%
Hewlett-Packard Co.	1,174,892	30,088,984
NetApp, Inc. (b)	1,119,315	33,131,724

		63,220,708

Textiles, Apparel & Luxury Goods—0.3%
Fossil Group, Inc. (a) (b)	126,964	7,094,748

Total Common Stocks (Cost $2,178,906,843)		2,319,218,524

Short-Term Investments—6.1%

Mutual Fund—4.5%
State Street Navigator Securities Lending MET Portfolio (c)	105,406,249	105,406,249

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $37,904,121 on 10/01/15, collateralized by $37,930,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $38,666,297.	37,904,121	37,904,121

Total Short-Term Investments (Cost $143,310,370)		143,310,370

Total Investments—104.4% (Cost $2,322,217,213) (d)		2,462,528,894
Other assets and liabilities (net)—(4.4)%		(103,904,384)

Net Assets—100.0%		$2,358,624,510

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $133,629,693 and the collateral received consisted of cash in the amount of $105,406,249 and non-cash collateral with a value of $30,334,446. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $2,322,217,213. The aggregate unrealized appreciation and depreciation of investments were $358,182,759 and $(217,871,078), respectively, resulting in net unrealized appreciation of $140,311,681.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-88

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CHF	4,208,907	Deutsche Bank AG	10/16/15	$4,337,125	$(16,561)

Contracts to Deliver
CAD	14,164,727	Canadian Imperial Bank of Commerce	10/16/15	$10,691,732	$78,333
CAD	14,164,822	Deutsche Bank AG	10/16/15	10,691,723	78,253
CAD	14,164,821	Goldman Sachs International	10/16/15	10,693,255	79,786
CAD	14,164,822	Royal Bank of Canada	10/16/15	10,690,916	77,446
CHF	12,496,370	Canadian Imperial Bank of Commerce	10/16/15	12,889,234	61,348
CHF	12,496,118	Deutsche Bank AG	10/16/15	12,890,170	62,544
CHF	12,496,370	Goldman Sachs International	10/16/15	12,886,974	59,089
CHF	12,496,370	Royal Bank of Canada	10/16/15	12,889,766	61,880
EUR	13,918,626	Barclays Bank plc	10/16/15	15,752,516	196,654
EUR	13,918,626	Canadian Imperial Bank of Commerce	10/16/15	15,749,482	193,620
EUR	13,918,626	Deutsche Bank AG	10/16/15	15,748,021	192,159
EUR	13,918,623	Goldman Sachs International	10/16/15	15,746,973	191,115
EUR	13,918,627	Royal Bank of Canada	10/16/15	15,751,571	195,708
GBP	6,573,652	Canadian Imperial Bank of Commerce	10/16/15	10,118,888	175,301
GBP	6,573,652	Deutsche Bank AG	10/16/15	10,115,470	171,883
GBP	6,573,652	Goldman Sachs International	10/16/15	10,115,470	171,883
GBP	6,573,699	Royal Bank of Canada	10/16/15	10,117,383	173,724

Net Unrealized Appreciation					$2,204,165

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-89

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,779,273	$—	$—	$30,779,273
Auto Components	42,509,560	—	—	42,509,560
Automobiles	43,527,619	—	—	43,527,619
Banks	429,128,426	—	—	429,128,426
Beverages	37,332,904	—	—	37,332,904
Biotechnology	19,441,672	—	—	19,441,672
Capital Markets	144,507,067	—	—	144,507,067
Communications Equipment	53,320,654	—	—	53,320,654
Consumer Finance	22,308,926	—	—	22,308,926
Diversified Telecommunication Services	17,561,610	—	—	17,561,610
Electric Utilities	12,090,294	—	—	12,090,294
Electrical Equipment	29,859,141	—	—	29,859,141
Electronic Equipment, Instruments & Components	14,999,277	—	—	14,999,277
Energy Equipment & Services	70,357,302	—	—	70,357,302
Food & Staples Retailing	34,947,724	—	—	34,947,724
Food Products	62,520,939	—	—	62,520,939
Health Care Equipment & Supplies	16,741,292	—	—	16,741,292
Health Care Providers & Services	44,580,716	—	—	44,580,716
Hotels, Restaurants & Leisure	66,219,883	—	—	66,219,883
Household Durables	20,162,792	—	—	20,162,792
Industrial Conglomerates	63,754,496	—	—	63,754,496
Insurance	53,838,472	—	—	53,838,472
Internet Software & Services	36,921,112	—	—	36,921,112
IT Services	20,033,402	—	—	20,033,402
Leisure Products	6,812,278	—	—	6,812,278
Machinery	29,401,112	—	—	29,401,112
Media	144,662,506	—	—	144,662,506
Metals & Mining	16,218,792	—	—	16,218,792
Multi-Utilities	15,643,267	—	—	15,643,267
Multiline Retail	58,994,481	—	—	58,994,481
Oil, Gas & Consumable Fuels	249,243,173	—	—	249,243,173
Paper & Forest Products	17,748,716	—	—	17,748,716
Personal Products	10,703,652	—	—	10,703,652
Pharmaceuticals	156,567,578	35,539,159	—	192,106,737
Semiconductors & Semiconductor Equipment	21,224,015	—	—	21,224,015
Software	98,699,786	—	—	98,699,786
Technology Hardware, Storage & Peripherals	63,220,708	—	—	63,220,708
Textiles, Apparel & Luxury Goods	7,094,748	—	—	7,094,748
Total Common Stocks	2,283,679,365	35,539,159	—	2,319,218,524

MIST-90

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$105,406,249	$—	$—	$105,406,249
Repurchase Agreement	—	37,904,121	—	37,904,121
Total Short-Term Investments	105,406,249	37,904,121	—	143,310,370
Total Investments	$2,389,085,614	$73,443,280	$—	$2,462,528,894

Collateral for securities loaned (Liability)	$—	$(105,406,249)	$—	$(105,406,249)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,220,726	$—	$2,220,726
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(16,561)	—	(16,561)
Total Forward Contracts	$—	$2,204,165	$—	$2,204,165

MIST-91

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
BWX Technologies, Inc.	775,425	$20,440,203
Textron, Inc.	757,222	28,501,836

		48,942,039

Air Freight & Logistics—0.3%
UTi Worldwide, Inc. (a) (b)	749,052	3,438,149

Auto Components—5.1%
Dana Holding Corp. (b)	1,441,582	22,892,322
Johnson Controls, Inc.	869,888	35,978,568

		58,870,890

Banks—9.2%
BB&T Corp.	810,609	28,857,680
Comerica, Inc.	673,685	27,688,454
Wintrust Financial Corp.	597,043	31,900,007
Zions Bancorporation	670,728	18,471,849

		106,917,990

Building Products—5.0%
Masco Corp.	1,137,204	28,634,797
Owens Corning	701,705	29,408,456

		58,043,253

Capital Markets—6.4%
American Capital, Ltd. (a)	1,833,307	22,293,013
Northern Trust Corp.	378,532	25,800,741
Stifel Financial Corp. (a)	611,679	25,751,686

		73,845,440

Chemicals—4.5%
Eastman Chemical Co.	393,064	25,439,102
WR Grace & Co. (a)	284,401	26,463,513

		51,902,615

Commercial Services & Supplies—2.0%
Clean Harbors, Inc. (a) (b)	529,330	23,274,640

Communications Equipment—2.4%
Ciena Corp. (a) (b)	1,358,004	28,137,843

Construction Materials—1.5%
Eagle Materials, Inc.	257,529	17,620,134

Diversified Consumer Services—1.9%
DeVry Education Group, Inc. (b)	809,620	22,029,760

Diversified Telecommunication Services—2.2%
Level 3 Communications, Inc. (a)	579,865	25,334,302

Electric Utilities—2.0%
Edison International	367,347	23,168,575

Electrical Equipment—1.0%
Babcock & Wilcox Enterprises, Inc. (a)	672,241	11,293,649

Electronic Equipment, Instruments & Components—0.7%
Keysight Technologies, Inc. (a)	257,058	7,927,669

Energy Equipment & Services—3.9%
Amec Foster Wheeler plc	1,471,764	15,992,396
Amec Foster Wheeler plc (ADR)	507,634	5,528,134
Baker Hughes, Inc.	464,693	24,182,624

		45,703,154

Food Products—3.0%
ConAgra Foods, Inc.	846,101	34,275,551

Health Care Providers & Services—6.8%
Brookdale Senior Living, Inc. (a) (b)	772,762	17,742,615
HealthSouth Corp. (b)	819,934	31,460,868
Universal Health Services, Inc. - Class B	235,244	29,360,804

		78,564,287

Insurance—8.8%
Arthur J. Gallagher & Co.	587,152	24,237,635
FNF Group	940,492	33,359,251
Marsh & McLennan Cos., Inc.	279,757	14,608,911
Willis Group Holdings plc	735,157	30,119,382

		102,325,179

IT Services—2.1%
Teradata Corp. (a) (b)	831,137	24,069,728

Life Sciences Tools & Services—2.2%
PerkinElmer, Inc.	545,915	25,090,253

Machinery—2.2%
Ingersoll-Rand plc	446,626	22,675,202
Pentair plc	56,554	2,886,516

		25,561,718

Media—2.0%
TEGNA, Inc. (b)	1,040,582	23,298,631

Multi-Utilities—0.8%
CenterPoint Energy, Inc.	520,148	9,383,470

Oil, Gas & Consumable Fuels—1.8%
Williams Cos., Inc. (The)	570,080	21,007,448

Real Estate Management & Development—3.1%
Forest City Enterprises, Inc. - Class A (a)	1,770,788	35,645,962

Road & Rail—0.8%
Swift Transportation Co. (a) (b)	601,249	9,030,760

Software—5.0%
Cadence Design Systems, Inc. (a) (b)	1,220,075	25,231,151

MIST-92

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Citrix Systems, Inc. (a)	478,537	$33,153,043

		58,384,194

Specialty Retail—2.2%
Ascena Retail Group, Inc. (a)	1,790,982	24,912,560

Technology Hardware, Storage & Peripherals—2.8%
Diebold, Inc. (b)	508,500	15,138,045
NetApp, Inc.	579,851	17,163,590

		32,301,635

Textiles, Apparel & Luxury Goods—2.0%
Fossil Group, Inc. (a) (b)	418,512	23,386,451

Total Common Stocks (Cost $1,158,714,228)		1,133,687,929

Short-Term Investments—15.6%

Mutual Fund—13.7%
State Street Navigator Securities Lending MET Portfolio (c)	159,226,365	159,226,365

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $21,454,035 on 10/01/15, collateralized by $21,510,000 U.S. Treasury Note at 1.500% due 05/31/19 with a value of $21,886,425.	21,454,035	21,454,035

Total Short-Term Investments (Cost $180,680,400)		180,680,400

Total Investments—113.5% (Cost $1,339,394,628) (d)		1,314,368,329
Other assets and liabilities (net)—(13.5)%		(156,573,532)

Net Assets—100.0%		$1,157,794,797

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $164,669,912 and the collateral received consisted of cash in the amount of $159,226,365 and non-cash collateral with a value of $8,391,705. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,339,394,628. The aggregate unrealized appreciation and depreciation of investments were $87,209,174 and $(112,235,473), respectively, resulting in net unrealized depreciation of $(25,026,299).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	4,987,144	Bank of New York Mellon Corp.	10/02/15	$7,558,505	$(14,206)
GBP	5,838,929	State Street Bank and Trust	10/02/15	8,850,941	(18,104)

Contracts to Deliver
GBP	5,413,043	Bank of New York Mellon Corp.	10/02/15	$8,419,799	$231,221
GBP	5,413,030	State Street Bank and Trust	10/02/15	8,421,955	233,397
GBP	5,166,414	Bank of New York Mellon Corp.	11/06/15	7,828,770	14,589
GBP	5,166,442	State Street Bank and Trust	11/06/15	7,830,156	15,933

Net Unrealized Appreciation					$462,830

(GBP)—	British Pound

MIST-93

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$48,942,039	$—	$—	$48,942,039
Air Freight & Logistics	3,438,149	—	—	3,438,149
Auto Components	58,870,890	—	—	58,870,890
Banks	106,917,990	—	—	106,917,990
Building Products	58,043,253	—	—	58,043,253
Capital Markets	73,845,440	—	—	73,845,440
Chemicals	51,902,615	—	—	51,902,615
Commercial Services & Supplies	23,274,640	—	—	23,274,640
Communications Equipment	28,137,843	—	—	28,137,843
Construction Materials	17,620,134	—	—	17,620,134
Diversified Consumer Services	22,029,760	—	—	22,029,760
Diversified Telecommunication Services	25,334,302	—	—	25,334,302
Electric Utilities	23,168,575	—	—	23,168,575
Electrical Equipment	11,293,649	—	—	11,293,649
Electronic Equipment, Instruments & Components	7,927,669	—	—	7,927,669
Energy Equipment & Services	29,710,758	15,992,396	—	45,703,154
Food Products	34,275,551	—	—	34,275,551
Health Care Providers & Services	78,564,287	—	—	78,564,287
Insurance	102,325,179	—	—	102,325,179
IT Services	24,069,728	—	—	24,069,728
Life Sciences Tools & Services	25,090,253	—	—	25,090,253
Machinery	25,561,718	—	—	25,561,718
Media	23,298,631	—	—	23,298,631
Multi-Utilities	9,383,470	—	—	9,383,470
Oil, Gas & Consumable Fuels	21,007,448	—	—	21,007,448
Real Estate Management & Development	35,645,962	—	—	35,645,962
Road & Rail	9,030,760	—	—	9,030,760
Software	58,384,194	—	—	58,384,194
Specialty Retail	24,912,560	—	—	24,912,560
Technology Hardware, Storage & Peripherals	32,301,635	—	—	32,301,635
Textiles, Apparel & Luxury Goods	23,386,451	—	—	23,386,451
Total Common Stocks	1,117,695,533	15,992,396	—	1,133,687,929

MIST-94

Met Investors Series Trust

Invesco Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$159,226,365	$—	$—	$159,226,365
Repurchase Agreement	—	21,454,035	—	21,454,035
Total Short-Term Investments	159,226,365	21,454,035	—	180,680,400
Total Investments	$1,276,921,898	$37,446,431	$—	$1,314,368,329

Collateral for securities loaned (Liability)	$—	$(159,226,365)	$—	$(159,226,365)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$495,140	$—	$495,140
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(32,310)	—	(32,310)
Total Forward Contracts	$—	$462,830	$—	$462,830

MIST-95

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Hexcel Corp. (a)	207,591	$9,312,532
TransDigm Group, Inc. (a) (b)	49,120	10,433,579

		19,746,111

Air Freight & Logistics—0.7%
Forward Air Corp.	210,852	8,748,250

Auto Components—0.8%
Visteon Corp. (b)	96,433	9,762,877

Banks—3.9%
Cathay General Bancorp	328,666	9,846,833
Cullen/Frost Bankers, Inc. (a)	136,351	8,669,197
Hancock Holding Co. (a)	235,334	6,365,785
Home BancShares, Inc.	298,303	12,081,271
SVB Financial Group (b)	97,532	11,268,847

		48,231,933

Biotechnology—7.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	178,078	5,889,039
Alnylam Pharmaceuticals, Inc. (a) (b)	59,928	4,815,814
Anacor Pharmaceuticals, Inc. (b)	78,044	9,186,559
Cepheid, Inc. (a) (b)	194,992	8,813,638
Enanta Pharmaceuticals, Inc. (a) (b)	123,584	4,466,326
Exact Sciences Corp. (a) (b)	587,342	10,566,283
Exelixis, Inc. (a) (b)	1,101,373	6,178,703
Halozyme Therapeutics, Inc. (a) (b)	365,276	4,905,657
Incyte Corp. (b)	87,246	9,625,851
Insys Therapeutics, Inc. (a) (b)	187,378	5,332,778
Neurocrine Biosciences, Inc. (b)	236,989	9,429,792
Repligen Corp. (b)	254,807	7,096,375
Seattle Genetics, Inc. (a) (b)	205,755	7,933,913

		94,240,728

Building Products—1.7%
AO Smith Corp.	165,312	10,776,689
Masonite International Corp. (b)	159,498	9,662,389

		20,439,078

Capital Markets—2.3%
Affiliated Managers Group, Inc. (b)	44,150	7,549,208
Janus Capital Group, Inc. (a)	549,846	7,477,906
Stifel Financial Corp. (b)	180,775	7,610,627
WisdomTree Investments, Inc. (a)	325,566	5,251,380

		27,889,121

Chemicals—0.7%
PolyOne Corp.	300,604	8,819,721

Commercial Services & Supplies—1.6%
Pitney Bowes, Inc. (a)	474,073	9,410,349
Steelcase, Inc. - Class A	575,568	10,596,207

		20,006,556

Communications Equipment—1.8%
ARRIS Group, Inc. (b)	420,655	10,924,410
Finisar Corp. (a) (b)	114,634	1,275,877
Infinera Corp. (a) (b)	473,521	9,262,071

		21,462,358

Construction Materials—0.9%
Martin Marietta Materials, Inc. (a)	73,216	11,125,171

Containers & Packaging—0.7%
Berry Plastics Group, Inc. (b)	272,744	8,201,412

Distributors—0.9%
Pool Corp.	159,447	11,528,018

Electrical Equipment—1.3%
Acuity Brands, Inc.	91,126	15,999,903

Electronic Equipment, Instruments & Components—1.5%
Cognex Corp.	228,011	7,836,738
SYNNEX Corp.	129,840	11,044,191

		18,880,929

Energy Equipment & Services—1.0%
Atwood Oceanics, Inc. (a)	47,186	698,825
Dril-Quip, Inc. (a) (b)	100,506	5,851,459
Patterson-UTI Energy, Inc. (a)	393,888	5,175,688

		11,725,972

Food Products—1.6%
B&G Foods, Inc. (a)	242,170	8,827,097
Lancaster Colony Corp.	109,982	10,721,045

		19,548,142

Health Care Equipment & Supplies—4.6%
Alere, Inc. (b)	120,384	5,796,490
DexCom, Inc. (b)	221,311	19,001,762
Hill-Rom Holdings, Inc.	209,881	10,911,713
NuVasive, Inc. (b)	192,304	9,272,899
Sirona Dental Systems, Inc. (b)	118,131	11,026,348

		56,009,212

Health Care Providers & Services—6.2%
Chemed Corp. (a)	116,472	15,545,518
Community Health Systems, Inc. (b)	226,255	9,676,926
Envision Healthcare Holdings, Inc. (b)	256,673	9,443,000
HealthEquity, Inc. (a) (b)	268,768	7,942,094
HealthSouth Corp. (a)	260,865	10,009,390
Select Medical Holdings Corp.	637,719	6,880,988
VCA, Inc. (b)	313,097	16,484,557

		75,982,473

Health Care Technology—0.1%
HMS Holdings Corp. (a) (b)	181,244	1,589,510

MIST-96

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—7.8%
BJ’s Restaurants, Inc. (b)	194,727	$8,379,103
Brinker International, Inc. (a)	162,504	8,559,086
Cheesecake Factory, Inc. (The) (a)	179,699	9,696,558
Choice Hotels International, Inc. (a)	138,990	6,622,873
Domino’s Pizza, Inc.	96,946	10,461,443
Dunkin’ Brands Group, Inc. (a)	200,284	9,813,916
Jack in the Box, Inc.	142,180	10,953,547
Penn National Gaming, Inc. (a) (b)	594,929	9,982,909
Texas Roadhouse, Inc.	290,906	10,821,703
Vail Resorts, Inc.	100,858	10,557,815

		95,848,953

Household Durables—0.7%
Standard Pacific Corp. (a) (b)	1,091,572	8,732,576

Insurance—0.8%
American Equity Investment Life Holding Co. (a)	391,724	9,131,086

Internet Software & Services—2.2%
CoStar Group, Inc. (b)	85,341	14,769,113
Envestnet, Inc. (a) (b)	186,635	5,593,451
HomeAway, Inc. (b)	257,313	6,829,087

		27,191,651

IT Services—2.4%
Booz Allen Hamilton Holding Corp.	404,003	10,588,919
EPAM Systems, Inc. (b)	255,394	19,031,961

		29,620,880

Leisure Products—0.8%
Brunswick Corp.	191,929	9,191,480

Life Sciences Tools & Services—3.7%
Affymetrix, Inc. (a) (b)	724,394	6,186,325
Bio-Techne Corp.	101,052	9,343,268
PAREXEL International Corp. (a) (b)	144,305	8,935,366
PerkinElmer, Inc.	196,939	9,051,316
VWR Corp. (a) (b)	433,464	11,135,690

		44,651,965

Machinery—2.7%
ITT Corp.	295,312	9,872,280
WABCO Holdings, Inc. (b)	108,968	11,423,115
Wabtec Corp.	132,709	11,685,028

		32,980,423

Marine—0.7%
Kirby Corp. (b)	146,077	9,049,470

Media—0.8%
IMAX Corp. (a) (b)	276,293	9,335,941

Metals & Mining—0.3%
Carpenter Technology Corp. (a)	128,361	3,821,307

Oil, Gas & Consumable Fuels—1.5%
Energen Corp.	131,226	6,542,928
Laredo Petroleum, Inc. (a) (b)	356,038	3,357,438
Oasis Petroleum, Inc. (a) (b)	116,639	1,012,427
SemGroup Corp. - Class A	107,830	4,662,569
Ultra Petroleum Corp. (a) (b)	381,753	2,439,402

		18,014,764

Pharmaceuticals—1.3%
Catalent, Inc. (b)	346,540	8,420,922
Nektar Therapeutics (a) (b)	717,269	7,861,268

		16,282,190

Professional Services—0.8%
CEB, Inc.	141,020	9,637,307

Real Estate Investment Trusts—0.7%
Corrections Corp. of America	291,393	8,607,749

Road & Rail—2.1%
Knight Transportation, Inc.	415,531	9,972,744
Old Dominion Freight Line, Inc. (b)	152,553	9,305,733
Swift Transportation Co. (a) (b)	447,273	6,718,041

		25,996,518

Semiconductors & Semiconductor Equipment—4.4%
Atmel Corp.	1,253,342	10,114,470
Cavium, Inc. (a) (b)	162,693	9,984,469
MKS Instruments, Inc.	234,886	7,875,728
Monolithic Power Systems, Inc.	199,060	10,191,872
Power Integrations, Inc.	187,905	7,923,954
Silicon Laboratories, Inc. (b)	187,420	7,785,427

		53,875,920

Software—13.2%
Aspen Technology, Inc. (a) (b)	255,219	9,675,352
Cadence Design Systems, Inc. (a) (b)	533,823	11,039,460
CommVault Systems, Inc. (b)	233,572	7,932,105
Fair Isaac Corp.	118,612	10,022,714
Guidewire Software, Inc. (a) (b)	205,102	10,784,263
Interactive Intelligence Group, Inc. (a) (b)	170,309	5,059,880
Manhattan Associates, Inc. (b)	453,652	28,262,520
Mentor Graphics Corp.	450,679	11,100,224
MicroStrategy, Inc. - Class A (b)	65,878	12,943,051
Proofpoint, Inc. (a) (b)	130,412	7,866,452
Qlik Technologies, Inc. (a) (b)	330,021	12,029,265
Qualys, Inc. (a) (b)	276,632	7,872,947
SolarWinds, Inc. (b)	210,221	8,249,072
Ultimate Software Group, Inc. (The) (a) (b)	68,329	12,231,574
Verint Systems, Inc. (b)	161,727	6,978,520

		162,047,399

Specialty Retaail—1.9%
DSW, Inc. - Class A	251,057	6,354,253
Five Below, Inc. (a) (b)	205,520	6,901,361
Group 1 Automotive, Inc.	121,501	10,345,810

		23,601,424

MIST-97

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.6%
Cray, Inc. (a) (b)	345,460	$6,843,563

Textiles, Apparel & Luxury Goods—2.9%
Carter’s, Inc.	102,811	9,318,789
G-III Apparel Group, Ltd. (a) (b)	255,538	15,756,473
Steven Madden, Ltd. (a) (b)	281,193	10,297,288

		35,372,550

Trading Companies & Distributors—0.9%
Watsco, Inc.	97,282	11,525,971

Wireless Telecommunication Services—1.4%
SBA Communications Corp. - Class A (b)	159,323	16,687,491

Total Common Stocks (Cost $940,127,220)		1,177,986,053

Short-Term Investments—20.7%

Mutual Fund—19.1%
State Street Navigator Securities Lending MET Portfolio (c)	233,477,474	233,477,474

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $19,079,315 on 10/01/15, collateralized by $19,165,000 U.S. Treasury Note at 1.500% due 02/28/19 with a value of $19,462,690.	19,079,315	19,079,315

Total Short-Term Investments (Cost $252,556,789)		252,556,789

Total Investments—116.9% (Cost $1,192,684,009) (d)		1,430,542,842
Other assets and liabilities (net)—(16.9)%		(206,741,177)

Net Assets—100.0%		$1,223,801,665

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $254,627,985 and the collateral received consisted of cash in the amount of $233,477,474 and non-cash collateral with a value of $29,539,369. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,192,684,009. The aggregate unrealized appreciation and depreciation of investments were $319,342,267 and $(81,483,434), respectively, resulting in net unrealized appreciation of $237,858,833.

MIST-98

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,177,986,053	$—	$—	$1,177,986,053
Short-Term Investments
Mutual Fund	233,477,474	—	—	233,477,474
Repurchase Agreement	—	19,079,315	—	19,079,315
Total Short-Term Investments	233,477,474	19,079,315	—	252,556,789
Total Investments	$1,411,463,527	$19,079,315	$—	$1,430,542,842

Collateral for securities loaned (Liability)	$—	$(233,477,474)	$—	$(233,477,474)

*	See Schedule of Investments for additional detailed categorizations.

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—61.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—34.3%
Fannie Mae 10 Yr. Pool
4.500%, 07/01/21	906,290	$944,022
Fannie Mae 15 Yr. Pool
3.500%, 08/01/26	696,776	726,485
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	2,579,145	2,779,976
6.000%, 07/01/28	520,844	586,602
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	2,834,817	2,965,088
3.500%, 08/01/42	1,609,667	1,680,711
3.500%, 03/01/43	8,765,277	9,183,777
4.500%, 02/01/40	784,328	862,611
5.000%, 09/01/35	1,921,175	2,122,066
6.000%, 12/01/39	674,227	761,696
Fannie Mae ARM Pool
0.622%, 07/01/24 (a)	5,000,000	5,002,745
0.632%, 09/01/24 (a)	3,000,000	3,006,078
0.652%, 11/01/23 (a)	4,830,944	4,866,075
0.672%, 09/01/24 (a)	3,921,166	3,931,742
0.892%, 01/01/21 (a)	950,574	960,140
Fannie Mae Benchmark REMIC (CMO)
5.500%, 06/25/37	1,892,737	2,148,815
Fannie Mae Interest Strip (CMO)
4.500%, 11/25/20 (b)	697,836	39,129
Fannie Mae Pool
2.330%, 11/01/22	17,810,000	17,950,253
2.350%, 05/01/23	4,775,244	4,818,205
2.360%, 05/01/23	9,286,048	9,377,481
2.420%, 05/01/23	5,779,392	5,858,455
2.450%, 11/01/22	3,000,000	3,046,979
2.460%, 02/01/23	1,415,314	1,449,046
2.510%, 06/01/23	3,834,472	3,939,422
2.520%, 05/01/23	25,000,000	25,424,439
2.530%, 05/01/23	4,191,856	4,279,082
2.540%, 05/01/23	5,000,000	5,060,590
2.640%, 04/01/23	1,930,801	1,982,329
2.640%, 05/01/23	2,314,731	2,376,058
2.690%, 10/01/23	2,000,000	2,028,189
2.700%, 05/01/23	5,000,000	5,140,426
2.703%, 04/01/23	2,404,339	2,465,433
2.720%, 03/01/23	3,170,014	3,272,398
2.740%, 06/01/23	2,941,033	3,037,110
2.890%, 05/01/27	2,000,000	2,008,264
2.920%, 12/01/24	1,000,000	1,020,251
2.980%, 07/01/22	2,000,000	2,105,833
2.990%, 01/01/25	1,250,000	1,279,171
3.000%, 01/01/43	5,485,173	5,574,107
3.050%, 04/01/22	3,404,244	3,570,775
3.110%, 12/01/24	1,500,000	1,552,984
3.200%, 11/01/20	10,557,641	11,231,323
3.235%, 10/01/26	1,477,860	1,531,794
3.240%, 12/01/26	1,500,000	1,574,160
3.260%, 12/01/26	1,000,000	1,037,102
3.290%, 08/01/26	2,000,000	2,078,013
3.340%, 02/01/27	1,500,000	1,567,084
3.380%, 12/01/23	2,000,000	2,122,577
3.430%, 10/01/23	11,981,511	12,797,223

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.440%, 11/01/21	4,012,574	$4,294,310
3.450%, 01/01/24	1,000,000	1,066,218
3.490%, 09/01/23	4,000,000	4,288,536
3.500%, 02/01/33	5,744,485	6,067,531
3.500%, 05/01/33	6,691,218	7,068,037
3.500%, 12/01/42	7,355,622	7,706,856
3.500%, 05/01/43	29,123,125	30,513,546
3.500%, 06/01/43	7,144,188	7,485,036
3.500%, 07/01/43	4,206,957	4,407,924
3.500%, 08/01/43	9,486,207	9,939,484
3.550%, 02/01/30	1,500,000	1,594,343
3.558%, 01/01/21	12,366,090	13,294,994
3.560%, 03/01/24	7,350,762	7,893,733
3.630%, 10/01/29	1,486,596	1,586,063
3.670%, 07/01/23	2,500,000	2,709,420
3.730%, 07/01/22	5,856,269	6,329,538
3.743%, 06/01/18	1,878,120	1,990,852
3.760%, 10/01/23	1,482,501	1,614,596
3.760%, 11/01/23	1,100,000	1,198,684
3.770%, 12/01/20	2,315,480	2,514,043
3.804%, 05/01/22	9,245,831	10,014,027
3.970%, 07/01/21	4,729,303	5,183,823
4.000%, 10/01/32	1,970,291	2,138,900
4.000%, 12/01/40	803,505	865,084
4.000%, 07/01/42	4,028,979	4,345,452
4.260%, 12/01/19	2,748,790	3,012,813
4.330%, 04/01/20	3,864,636	4,264,693
4.380%, 04/01/21	3,169,067	3,529,017
4.770%, 06/01/19	3,497,888	3,861,118
5.895%, 10/01/17	2,850,501	3,089,428
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	2,645,251	2,229,646
Zero Coupon, 10/25/43 (c)	1,329,118	1,070,099
Zero Coupon, 12/25/43 (c)	3,059,791	2,565,884
0.694%, 05/25/35 (a)	3,806,742	3,803,446
0.694%, 10/25/42 (a)	1,572,524	1,586,677
0.714%, 03/25/27 (a)	639,055	631,633
0.794%, 10/25/43 (a)	2,995,826	3,025,314
0.794%, 12/25/43 (a)	3,649,524	3,685,559
1.094%, 03/25/38 (a)	652,795	664,338
1.194%, 08/25/32 (a)	1,306,378	1,348,486
3.500%, 02/25/43	8,243,498	8,726,006
4.500%, 07/25/38	167,344	169,219
5.000%, 03/25/40	12,096,019	13,418,791
5.500%, 12/25/35	1,578,384	1,668,293
6.000%, 01/25/36	1,095,793	1,129,916
6.336%, 01/25/41 (a) (b)	7,330,702	1,576,849
6.500%, 07/18/28	264,353	298,526
Fannie Mae-ACES
2.207%, 01/25/22	10,000,000	10,134,220
2.280%, 12/27/22	9,391,000	9,433,072
2.614%, 10/25/21 (a)	2,000,000	2,062,488
2.723%, 10/25/24	2,000,000	2,018,136
3.103%, 07/25/24 (a)	1,394,000	1,453,999
3.346%, 03/25/24 (a)	2,500,000	2,655,868
3.501%, 01/25/24 (a)	2,500,000	2,704,828

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.500%, 03/01/32	2,048,732	$2,168,185
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	8,411,639	8,978,304
4.000%, 05/01/43	1,120,129	1,193,583
4.000%, 06/01/43	916,878	983,516
4.000%, 08/01/43	7,503,848	8,037,542
5.000%, 08/01/39	2,005,470	2,203,064
Freddie Mac ARM Non-Gold Pool
3.984%, 07/01/40 (a)	4,086,499	4,311,484
Freddie Mac Gold Pool
3.500%, 12/01/32	6,839,247	7,206,261
3.500%, 01/01/33	9,526,367	10,037,401
3.500%, 02/01/33	13,025,384	13,720,830
3.500%, 03/01/33	8,779,734	9,249,425
3.500%, 04/01/33	11,791,376	12,422,901
3.500%, 05/01/33	4,620,364	4,868,349
3.500%, 06/01/43	4,430,976	4,641,920
4.000%, 09/01/32	2,063,531	2,246,960
4.000%, 11/01/32	5,205,920	5,675,021
4.000%, 12/01/32	2,491,781	2,719,311
4.000%, 01/01/33	1,274,877	1,391,358
4.000%, 02/01/33	973,426	1,062,412
5.000%, 02/01/34	567,259	612,962
Freddie Mac Multifamily Structured Pass-Through Certificates
2.522%, 01/25/23	2,085,000	2,128,891
2.615%, 01/25/23	7,275,000	7,399,621
3.389%, 03/25/24	5,714,000	6,058,034
3.490%, 01/25/24	4,000,000	4,273,920
Freddie Mac REMICS (CMO)
0.657%, 08/15/42 (a)	7,391,678	7,488,102
0.887%, 11/15/37 (a)	1,755,191	1,784,885
0.907%, 03/15/24 (a)	879,849	891,365
1.557%, 03/15/38 (a)	600,000	647,657
3.000%, 02/15/26	1,915,000	2,008,550
3.500%, 08/15/39	4,117,388	4,318,580
3.500%, 06/15/48	8,463,941	8,981,502
4.500%, 03/15/40	1,000,000	1,032,962
5.000%, 05/15/22	5,029,254	5,070,016
5.000%, 08/15/35	1,650,000	1,885,181
5.750%, 06/15/35	9,203,468	10,598,208
6.000%, 07/15/35	8,168,098	9,142,234
6.000%, 03/15/36	2,648,636	3,285,930
6.164%, 10/15/37 (a) (b)	6,600,490	1,266,527
6.194%, 11/15/36 (a) (b)	3,861,220	568,177
6.500%, 05/15/28	670,303	767,357
6.500%, 03/15/37	1,236,387	1,426,837
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	1,348,908	1,080,464
3.000%, 01/15/43	8,311,704	8,553,497
3.000%, 01/15/44	10,034,251	10,093,898
Ginnie Mae II ARM Pool
3.500%, 04/20/41 (a)	1,068,432	1,112,357

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
4.375%, 06/20/63	9,375,710	10,255,929
4.433%, 05/20/63	14,572,940	15,958,870
4.462%, 05/20/63	10,168,850	11,128,332
4.479%, 04/20/63	5,108,271	5,591,901
Government National Mortgage Association (CMO)
0.492%, 08/20/60 (a)	736,252	736,433
0.492%, 11/20/62 (a)	406,971	407,033
0.532%, 12/20/62 (a)	2,687,565	2,676,503
0.592%, 02/20/62 (a)	8,695,877	8,696,155
0.602%, 03/20/63 (a)	883,426	878,603
0.612%, 02/20/63 (a)	1,987,701	1,982,467
0.642%, 02/20/63 (a)	8,079,178	8,080,988
0.662%, 03/20/63 (a)	4,155,154	4,143,656
0.662%, 07/20/64 (a)	4,666,096	4,652,518
0.662%, 09/20/64 (a)	1,891,451	1,885,073
0.672%, 04/20/63 (a)	9,029,350	9,007,616
0.692%, 01/20/63 (a)	3,971,906	3,977,280
0.692%, 04/20/63 (a)	7,622,446	7,610,440
0.692%, 06/20/64 (a)	6,325,617	6,314,807
0.692%, 07/20/64 (a)	2,921,465	2,916,482
0.716%, 09/20/37 (a)	431,694	435,819
0.742%, 04/20/62 (a)	897,392	899,742
0.792%, 04/20/64 (a)	15,607,613	15,661,641
0.792%, 05/20/64 (a)	11,303,533	11,347,775
0.842%, 07/20/63 (a)	6,885,579	6,916,750
0.842%, 01/20/64 (a)	1,620,353	1,628,813
0.842%, 02/20/64 (a)	5,557,125	5,585,961
0.842%, 03/20/64 (a)	2,114,238	2,123,748
0.882%, 02/20/64 (a)	2,534,076	2,556,104
0.892%, 09/20/63 (a)	4,579,842	4,612,107
0.942%, 09/20/63 (a)	4,534,048	4,575,557
1.650%, 02/20/63	16,628,809	16,737,644
1.650%, 04/20/63	9,377,686	9,432,686
1.750%, 03/20/63	2,398,902	2,426,842
2.000%, 06/20/62	3,534,797	3,593,680
3.500%, 05/20/35	98,279	99,017
4.000%, 02/20/37	147,483	149,396
4.500%, 01/16/25	1,068,733	1,214,632
4.500%, 06/20/36	155,265	156,674
4.507%, 04/20/43 (a)	2,756,563	2,970,058
4.701%, 11/20/42 (a)	11,133,861	12,148,111
5.000%, 12/20/33	2,000,000	2,271,598
5.000%, 09/20/38	5,741,715	6,195,877
5.000%, 06/16/39	1,162,934	1,257,122
5.000%, 07/20/39	5,441,132	6,043,329
5.000%, 10/20/39	3,677,194	4,355,790
5.230%, 06/20/40 (a)	5,471,642	6,136,501
5.500%, 02/20/33	247,692	261,506
5.500%, 07/16/33 (b)	1,576,069	342,658
5.500%, 06/20/36	130,771	131,994

		881,819,465

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—1.9%
Residual Funding Corp. Principal Strip
Zero Coupon, 07/15/20	43,119,000	$39,669,350
Tennessee Valley Authority
1.750%, 10/15/18	850,000	866,588
5.250%, 09/15/39	600,000	744,389
5.880%, 04/01/36	1,000,000	1,314,068
6.235%, 07/15/45	4,250,000	4,991,672
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	743,079
Zero Coupon, 06/15/35	750,000	359,975

		48,689,121

U.S. Treasury—25.5%
U.S. Treasury Bonds
4.250%, 05/15/39	200,000	252,062
4.375%, 02/15/38	18,100,000	23,275,478
4.500%, 05/15/38	1,000,000	1,308,464
4.750%, 02/15/37	1,000,000	1,355,964
5.000%, 05/15/37	20,250,000	28,393,234
5.250%, 11/15/28	8,000,000	10,706,248
5.250%, 02/15/29	500,000	671,237
5.375%, 02/15/31	13,000,000	18,041,907
5.500%, 08/15/28	2,000,000	2,725,886
6.125%, 08/15/29	5,000,000	7,274,610
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/18	5,000,000	4,903,985
Zero Coupon, 05/15/18	3,200,000	3,127,526
Zero Coupon, 08/15/19 (d)	16,000,000	15,255,376
Zero Coupon, 11/15/19	1,500,000	1,421,600
Zero Coupon, 02/15/20 (d)	2,815,000	2,653,256
Zero Coupon, 05/15/20 (d)	2,475,000	2,312,991
Zero Coupon, 02/15/21 (d)	25,050,000	22,962,759
Zero Coupon, 05/15/21 (d)	16,285,000	14,827,199
Zero Coupon, 08/15/21	3,095,000	2,796,917
Zero Coupon, 11/15/21	14,940,000	13,437,320
Zero Coupon, 02/15/22	3,975,000	3,550,991
Zero Coupon, 05/15/22	14,560,000	12,885,032
Zero Coupon, 08/15/22	6,000,000	5,285,328
Zero Coupon, 11/15/22	6,250,000	5,470,544
Zero Coupon, 02/15/23 (d)	18,035,000	15,653,767
Zero Coupon, 05/15/23	57,400,000	49,431,215
Zero Coupon, 08/15/23	2,765,000	2,359,726
Zero Coupon, 11/15/23	2,300,000	1,948,870
Zero Coupon, 02/15/24	4,900,000	4,116,813
Zero Coupon, 11/15/24	1,500,000	1,230,203
Zero Coupon, 05/15/25 (d)	1,500,000	1,210,265
Zero Coupon, 08/15/27	400,000	300,418
Zero Coupon, 11/15/27	570,000	424,657
Zero Coupon, 05/15/28	30,000	21,963
Zero Coupon, 08/15/28	1,750,000	1,270,353
Zero Coupon, 05/15/29	1,000,000	707,765
Zero Coupon, 08/15/29	800,000	561,016
Zero Coupon, 11/15/29	1,000,000	695,489
Zero Coupon, 02/15/30	8,300,000	5,727,033
Zero Coupon, 05/15/30	700,000	479,099

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/30	3,925,000	2,660,805
Zero Coupon, 11/15/30	4,400,000	2,957,640
Zero Coupon, 02/15/31	2,800,000	1,867,830
Zero Coupon, 05/15/31	10,500,000	6,941,791
Zero Coupon, 08/15/31	2,800,000	1,835,616
Zero Coupon, 11/15/31	3,000,000	1,950,279
Zero Coupon, 02/15/32	9,900,000	6,376,580
Zero Coupon, 05/15/32	12,800,000	8,177,869
Zero Coupon, 08/15/32	1,900,000	1,203,846
Zero Coupon, 08/15/33	400,000	244,945
Zero Coupon, 11/15/33	9,000,000	5,464,296
Zero Coupon, 05/15/35	4,000,000	2,307,204
U.S. Treasury Inflation Indexed Bond
1.750%, 01/15/28 (e)	569,590	629,597
U.S. Treasury Inflation Indexed Note
0.125%, 01/15/22 (e)	1,581,645	1,541,259
U.S. Treasury Notes
0.750%, 12/31/17	1,000,000	1,000,417
0.750%, 02/28/18	13,000,000	12,990,692
0.875%, 01/31/18	10,200,000	10,227,091
1.000%, 06/30/19	1,000,000	995,078
1.000%, 08/31/19	22,000,000	21,843,316
1.250%, 10/31/18	3,000,000	3,025,626
1.250%, 11/30/18	8,000,000	8,064,168
1.250%, 02/29/20	11,000,000	10,977,945
1.375%, 01/31/20	3,000,000	3,012,186
1.500%, 08/31/18	24,000,000	24,406,872
1.500%, 05/31/19	2,690,000	2,726,006
1.750%, 05/15/23	4,000,000	3,965,936
2.000%, 11/30/20	18,000,000	18,487,962
2.000%, 10/31/21	3,700,000	3,776,793
2.125%, 08/31/20	10,000,000	10,348,180
2.125%, 01/31/21	2,000,000	2,063,906
2.125%, 08/15/21	41,000,000	42,201,177
2.625%, 01/31/18	4,500,000	4,691,718
2.625%, 08/15/20	13,000,000	13,757,822
2.625%, 11/15/20	19,500,000	20,620,236
2.750%, 02/15/19	1,500,000	1,583,672
3.125%, 05/15/21	27,000,000	29,277,423
3.500%, 02/15/18	20,000,000	21,279,940
3.625%, 02/15/21	44,000,000	48,818,792

		655,337,077

Total U.S. Treasury & Government Agencies (Cost $1,555,255,966)		1,585,845,663

Corporate Bonds & Notes—21.5%

Aerospace/Defense—0.2%
Airbus Group Finance B.V.
2.700%, 04/17/23 (144A)	249,000	242,738
BAE Systems Holdings, Inc.
4.750%, 10/07/44 (144A)	338,000	335,257
BAE Systems plc
4.750%, 10/11/21 (144A)	1,000,000	1,089,898

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
1.750%, 06/01/18	418,000	$416,714
3.850%, 04/15/45	182,000	163,795
Northrop Grumman Systems Corp.
7.750%, 02/15/31	350,000	463,904
United Technologies Corp.
7.500%, 09/15/29	1,568,000	2,172,530

		4,884,836

Agriculture—0.1%
Bunge N.A. Finance L.P.
5.900%, 04/01/17	247,000	260,701
Bunge, Ltd. Finance Corp.
8.500%, 06/15/19	1,084,000	1,295,089
Cargill, Inc.
7.350%, 03/06/19 (144A)	1,055,000	1,244,711

		2,800,501

Airlines—0.1%
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	360,242	363,394
American Airlines Pass-Through Trust
4.950%, 01/15/23	1,120,368	1,195,993
United Airlines Pass-Through Trust
4.300%, 08/15/25	508,361	527,729

		2,087,116

Auto Manufacturers—0.5%
American Honda Finance Corp.
1.600%, 02/16/18 (144A)	700,000	701,018
Daimler Finance North America LLC
1.875%, 01/11/18 (144A)	328,000	325,832
2.000%, 08/03/18 (144A)	300,000	295,628
2.250%, 07/31/19 (144A)	1,600,000	1,557,770
2.375%, 08/01/18 (144A)	378,000	378,547
2.875%, 03/10/21 (144A)	500,000	489,358
Ford Motor Credit Co. LLC
1.500%, 01/17/17	678,000	675,647
1.561%, 05/09/16 (a)	840,000	842,648
1.684%, 09/08/17	630,000	625,895
2.145%, 01/09/18	309,000	307,949
2.375%, 03/12/19	969,000	961,302
2.597%, 11/04/19	950,000	940,263
3.000%, 06/12/17	400,000	406,341
4.134%, 08/04/25	200,000	199,094
4.250%, 02/03/17	1,200,000	1,240,019
4.375%, 08/06/23	900,000	934,682
General Motors Financial Co., Inc.
3.200%, 07/13/20	682,000	672,814
Nissan Motor Acceptance Corp.
1.800%, 03/15/18 (144A)	789,000	791,421
2.650%, 09/26/18 (144A)	300,000	306,305
PACCAR Financial Corp.
0.800%, 02/08/16	117,000	117,131

Auto Manufacturers—(Continued)
Toyota Motor Credit Corp.
1.375%, 01/10/18	700,000	699,486
1.450%, 01/12/18	206,000	206,240

		13,675,390

Auto Parts & Equipment—0.1%
Johnson Controls, Inc.
3.625%, 07/02/24	277,000	269,423
4.950%, 07/02/64	737,000	653,633
5.000%, 03/30/20	635,000	696,329

		1,619,385

Banks—5.5%
ABN AMRO Bank NV
2.500%, 10/30/18 (144A)	1,160,000	1,176,252
American Express Bank FSB
6.000%, 09/13/17	1,800,000	1,951,294
American Express Centurion Bank
5.950%, 06/12/17	250,000	268,518
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	1,300,000	1,314,824
2.850%, 08/06/20 (144A) (d)	250,000	255,487
Bank of America Corp.
2.000%, 01/11/18	2,450,000	2,459,060
2.600%, 01/15/19	1,710,000	1,727,374
2.650%, 04/01/19	1,300,000	1,314,677
3.300%, 01/11/23	1,921,000	1,906,312
3.875%, 03/22/17	290,000	299,598
4.000%, 01/22/25	654,000	640,963
4.125%, 01/22/24	1,780,000	1,860,798
4.250%, 10/22/26	520,000	514,080
5.625%, 07/01/20	1,000,000	1,127,875
5.875%, 01/05/21	2,500,000	2,863,067
6.000%, 09/01/17	360,000	387,988
6.050%, 05/16/16	2,494,000	2,565,261
6.400%, 08/28/17	1,276,000	1,384,697
6.500%, 07/15/18	997,000	1,113,550
Bank of Montreal
1.800%, 07/31/18 (d)	178,000	178,605
2.375%, 01/25/19	397,000	402,897
2.550%, 11/06/22 (d)	500,000	491,225
Bank of New York Mellon Corp. (The)
2.200%, 05/15/19	354,000	356,988
3.250%, 09/11/24	1,200,000	1,207,984
4.150%, 02/01/21	670,000	727,093
5.450%, 05/15/19	278,000	309,318
Bank of Nova Scotia (The)
1.850%, 04/14/20	700,000	697,722
2.550%, 01/12/17	300,000	305,309
2.800%, 07/21/21	500,000	504,983
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
2.700%, 09/09/18 (144A)	1,000,000	1,018,476
4.100%, 09/09/23 (144A)	1,114,000	1,185,351
Banque Federative du Credit Mutuel S.A.
1.700%, 01/20/17 (144A)	1,600,000	1,606,976

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays Bank plc
3.750%, 05/15/24	324,000	$327,538
5.125%, 01/08/20	700,000	782,806
Barclays plc
3.650%, 03/16/25	254,000	242,505
BB&T Corp.
2.050%, 06/19/18	833,000	841,377
2.150%, 03/22/17	485,000	491,396
2.450%, 01/15/20	400,000	403,790
6.850%, 04/30/19	525,000	610,358
BNZ International Funding, Ltd.
2.350%, 03/04/19 (144A)	842,000	845,248
BPCE S.A.
1.625%, 01/26/18	1,200,000	1,205,340
Capital One Financial Corp.
2.450%, 04/24/19	176,000	175,441
4.750%, 07/15/21	907,000	989,347
5.250%, 02/21/17	170,000	179,190
Capital One N.A.
1.500%, 03/22/18	500,000	493,157
Citigroup, Inc.
1.850%, 11/24/17	776,000	777,818
2.500%, 09/26/18	441,000	446,856
2.500%, 07/29/19	450,000	452,845
2.550%, 04/08/19	550,000	555,018
3.500%, 05/15/23	1,100,000	1,070,844
3.750%, 06/16/24	629,000	639,762
4.300%, 11/20/26	1,500,000	1,485,438
4.400%, 06/10/25	196,000	197,124
5.375%, 08/09/20	86,000	95,989
5.500%, 09/13/25	692,000	752,677
8.500%, 05/22/19	4,138,000	4,996,043
Comerica, Inc.
3.800%, 07/22/26	1,116,000	1,113,015
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875%, 02/08/22	700,000	737,238
3.950%, 11/09/22	872,000	875,764
4.375%, 08/04/25	250,000	250,179
Credit Suisse
1.750%, 01/29/18	279,000	279,025
2.300%, 05/28/19	250,000	250,969
3.000%, 10/29/21	1,379,000	1,381,843
3.625%, 09/09/24	250,000	250,415
5.300%, 08/13/19	300,000	333,533
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25 (144A)	250,000	242,789
Deutsche Bank AG
2.500%, 02/13/19	200,000	200,833
3.700%, 05/30/24	667,000	662,171
6.000%, 09/01/17	200,000	215,543
Discover Bank
3.200%, 08/09/21	1,650,000	1,649,096
4.200%, 08/08/23	493,000	507,612

Banks—(Continued)
Fifth Third Bancorp
8.250%, 03/01/38	500,000	$723,505
Fifth Third Bank
2.375%, 04/25/19	650,000	656,226
Goldman Sachs Group, Inc. (The)
2.600%, 04/23/20	714,000	715,943
3.500%, 01/23/25	392,000	385,790
3.625%, 01/22/23	1,300,000	1,316,945
3.850%, 07/08/24	1,447,000	1,475,059
4.000%, 03/03/24	412,000	424,056
5.375%, 03/15/20	1,650,000	1,840,547
5.750%, 01/24/22	1,000,000	1,147,689
5.950%, 01/15/27	1,000,000	1,138,978
6.150%, 04/01/18	1,475,000	1,624,487
7.500%, 02/15/19	3,000,000	3,506,409
HSBC Bank plc
1.500%, 05/15/18 (144A)	1,821,000	1,810,957
4.125%, 08/12/20 (144A)	2,002,000	2,169,311
4.750%, 01/19/21 (144A)	1,600,000	1,775,917
HSBC USA, Inc.
1.625%, 01/16/18	500,000	498,580
2.350%, 03/05/20	538,000	530,607
Industrial & Commercial Bank of China, Ltd.
2.351%, 11/13/17	626,000	630,189
ING Bank NV
3.750%, 03/07/17 (144A)	1,000,000	1,032,572
KeyCorp
5.100%, 03/24/21	896,000	991,402
Macquarie Bank, Ltd.
2.600%, 06/24/19 (144A)	699,000	702,771
2.850%, 07/29/20 (144A) (d)	250,000	253,605
4.000%, 07/29/25 (144A)	250,000	252,471
5.000%, 02/22/17 (144A)	1,500,000	1,569,433
Manufacturers & Traders Trust Co.
6.625%, 12/04/17	970,000	1,072,648
Mizuho Bank, Ltd.
1.800%, 03/26/18 (144A) (d)	484,000	482,267
3.600%, 09/25/24 (144A)	950,000	964,303
Morgan Stanley
1.875%, 01/05/18	517,000	518,334
2.375%, 07/23/19	807,000	807,085
3.700%, 10/23/24	500,000	502,385
5.000%, 11/24/25	1,269,000	1,349,230
5.500%, 01/26/20	1,430,000	1,598,746
5.625%, 09/23/19	3,030,000	3,384,980
5.750%, 10/18/16	1,757,000	1,838,758
5.750%, 01/25/21	2,500,000	2,851,190
National Australia Bank, Ltd.
2.400%, 12/09/19 (144A)	400,000	403,994
Nordea Bank AB
1.625%, 05/15/18 (144A)	1,400,000	1,396,508
4.875%, 01/27/20 (144A)	500,000	553,150
Northern Trust Corp.
3.375%, 08/23/21	300,000	317,224

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
PNC Funding Corp.
5.125%, 02/08/20	800,000	$897,264
6.700%, 06/10/19	1,300,000	1,513,130
Royal Bank of Canada
1.200%, 09/19/17	1,000,000	1,000,090
1.875%, 02/05/20	2,000,000	2,003,134
2.000%, 10/01/18	2,092,000	2,120,700
2.200%, 07/27/18	305,000	309,568
2.300%, 07/20/16	275,000	278,329
Skandinaviska Enskilda Banken AB
1.750%, 03/19/18 (144A)	402,000	401,716
Stadshypotek AB
1.875%, 10/02/19 (144A)	1,500,000	1,505,542
Standard Chartered Bank
6.400%, 09/26/17 (144A)	1,100,000	1,183,710
Standard Chartered plc
5.200%, 01/26/24 (144A)	1,000,000	998,988
State Street Corp.
3.100%, 05/15/23	407,000	400,827
3.700%, 11/20/23	1,608,000	1,680,297
SunTrust Banks, Inc.
2.750%, 05/01/23	2,000,000	1,924,242
3.500%, 01/20/17	310,000	317,610
Toronto-Dominion Bank (The)
1.750%, 07/23/18	300,000	300,532
2.250%, 11/05/19	255,000	256,521
U.S. Bank N.A.
2.125%, 10/28/19	350,000	352,595
UBS AG
5.750%, 04/25/18	917,000	1,005,403
5.875%, 12/20/17	900,000	979,947
Wachovia Corp.
5.750%, 02/01/18	1,500,000	1,641,375
Wells Fargo & Co.
2.150%, 01/15/19	179,000	180,410
3.000%, 01/22/21	1,900,000	1,946,863
3.300%, 09/09/24	770,000	764,156
4.100%, 06/03/26	1,291,000	1,302,403
4.600%, 04/01/21	3,470,000	3,807,981
4.650%, 11/04/44	595,000	586,011
5.375%, 11/02/43	1,005,000	1,106,833
Wells Fargo Bank N.A.
6.000%, 11/15/17	2,491,000	2,715,402
Westpac Banking Corp.
1.375%, 05/30/18 (144A) (d)	2,000,000	1,995,312

		142,823,676

Beverages—0.3%
Anheuser-Busch InBev Finance, Inc.
3.700%, 02/01/24 (d)	1,000,000	1,013,783
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	950,000	909,040
7.750%, 01/15/19	310,000	364,285

Beverages—(Continued)
Beam Suntory, Inc.
3.250%, 05/15/22	760,000	748,335
Coca-Cola Co. (The)
1.150%, 04/01/18	182,000	181,837
Heineken NV
3.400%, 04/01/22 (144A)	1,339,000	1,366,384
PepsiCo, Inc.
0.542%, 02/26/16 (a)	182,000	182,068
SABMiller Holdings, Inc.
3.750%, 01/15/22 (144A)	1,700,000	1,743,216

		6,508,948

Biotechnology—0.3%
Amgen, Inc.
2.125%, 05/01/20	100,000	98,695
3.625%, 05/22/24	873,000	875,560
5.700%, 02/01/19	100,000	111,054
6.375%, 06/01/37	2,116,000	2,507,900
Biogen, Inc.
5.200%, 09/15/45	133,000	134,203
Celgene Corp.
3.250%, 08/15/22	490,000	490,772
3.550%, 08/15/22	136,000	138,053
3.625%, 05/15/24	455,000	453,026
3.950%, 10/15/20	500,000	532,368
5.000%, 08/15/45	165,000	163,663
Gilead Sciences, Inc.
3.500%, 02/01/25	115,000	115,817
3.700%, 04/01/24	600,000	613,960
4.400%, 12/01/21	630,000	682,693

		6,917,764

Chemicals—0.4%
Agrium, Inc.
3.375%, 03/15/25	87,000	82,366
4.125%, 03/15/35	620,000	547,464
5.250%, 01/15/45	712,000	735,396
CF Industries, Inc.
7.125%, 05/01/20	1,000,000	1,175,522
Dow Chemical Co. (The)
4.125%, 11/15/21	212,000	221,470
7.375%, 11/01/29	1,000,000	1,272,976
8.850%, 09/15/21	640,000	815,155
Ecolab, Inc.
2.250%, 01/12/20	297,000	297,478
4.350%, 12/08/21	700,000	757,487
EI du Pont de Nemours & Co.
4.150%, 02/15/43 (d)	107,000	100,874
Monsanto Co.
4.700%, 07/15/64	100,000	86,058
Mosaic Co. (The)
3.750%, 11/15/21	1,520,000	1,555,386
4.250%, 11/15/23	460,000	466,453
5.450%, 11/15/33	1,163,000	1,225,303

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Potash Corp. of Saskatchewan, Inc.
3.000%, 04/01/25	440,000	$403,592
3.250%, 12/01/17	100,000	103,004
Praxair, Inc.
1.250%, 11/07/18 (d)	900,000	891,560
2.650%, 02/05/25	261,000	252,426
Rohm & Haas Co.
6.000%, 09/15/17	68,000	73,391
7.850%, 07/15/29	418,000	549,921

		11,613,282

Commercial Services—0.2%
ADT Corp. (The)
4.125%, 06/15/23 (d)	625,000	562,500
4.875%, 07/15/42	420,000	302,400
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	939,081
4.500%, 08/16/21 (144A)	1,740,000	1,879,616
7.000%, 10/15/37 (144A)	500,000	621,766

		4,305,363

Computers—0.3%
Apple, Inc.
2.150%, 02/09/22	540,000	526,520
2.400%, 05/03/23	1,679,000	1,627,260
3.450%, 02/09/45	625,000	529,112
EMC Corp.
3.375%, 06/01/23 (d)	2,449,000	2,427,003
HP Enterprise Services LLC
7.450%, 10/15/29	700,000	898,674
International Business Machines Corp.
3.375%, 08/01/23	650,000	662,011
6.500%, 01/15/28	300,000	374,801

		7,045,381

Diversified Financial Services—1.4%
AIG Global Funding
1.650%, 12/15/17 (144A)	314,000	314,688
American Express Credit Corp.
2.125%, 03/18/19	231,000	232,567
2.250%, 08/15/19	1,000,000	1,003,500
Ameriprise Financial, Inc.
4.000%, 10/15/23	1,380,000	1,443,601
Blackstone Holdings Finance Co. LLC
6.625%, 08/15/19 (144A)	1,200,000	1,397,146
Capital One Bank USA N.A.
3.375%, 02/15/23	600,000	583,598
8.800%, 07/15/19	300,000	362,682
CDP Financial, Inc.
4.400%, 11/25/19 (144A)	600,000	659,581
CME Group, Inc.
3.000%, 03/15/25	440,000	431,836
General Electric Capital Corp.
3.100%, 01/09/23	1,000,000	1,022,468
4.375%, 09/16/20	3,700,000	4,082,043

Diversified Financial Services—(Continued)
General Electric Capital Corp.
5.500%, 01/08/20	2,150,000	2,460,428
5.625%, 09/15/17	1,000,000	1,089,228
6.000%, 08/07/19	2,350,000	2,717,902
6.750%, 03/15/32	1,800,000	2,437,506
Invesco Finance plc
4.000%, 01/30/24	500,000	524,595
Jefferies Group LLC
5.125%, 01/20/23	300,000	300,592
6.875%, 04/15/21	475,000	533,831
Legg Mason, Inc.
3.950%, 07/15/24	700,000	702,032
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	1,572,000	1,763,847
Murray Street Investment Trust I
4.647%, 03/09/17	1,600,000	1,668,637
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,030,527
3.550%, 01/15/24	7,383,000	7,947,128
TD Ameritrade Holding Corp.
2.950%, 04/01/22	295,000	297,075

		35,007,038

Electric—1.5%
Alabama Power Co.
3.550%, 12/01/23	461,000	476,483
4.150%, 08/15/44	218,000	209,996
Arizona Public Service Co.
2.200%, 01/15/20	142,000	141,858
3.350%, 06/15/24	696,000	711,070
4.500%, 04/01/42	200,000	208,460
Baltimore Gas & Electric Co.
5.200%, 06/15/33	1,510,000	1,662,466
Berkshire Hathaway Energy Co.
1.100%, 05/15/17	460,000	458,253
2.400%, 02/01/20	364,000	365,302
3.750%, 11/15/23	1,736,000	1,788,682
4.500%, 02/01/45	333,000	330,088
CenterPoint Energy Houston Electric LLC
2.250%, 08/01/22	950,000	920,943
Cleveland Electric Illuminating Co. (The)
7.880%, 11/01/17	1,118,000	1,255,153
CMS Energy Corp.
8.750%, 06/15/19	885,000	1,088,247
Commonwealth Edison Co.
5.950%, 08/15/16	200,000	208,662
Consumers Energy Co.
4.350%, 08/31/64	191,000	184,546
5.650%, 04/15/20	200,000	230,085
DTE Electric Co.
3.900%, 06/01/21	1,000,000	1,079,171
5.700%, 10/01/37	300,000	365,516
DTE Energy Co.
3.500%, 06/01/24	449,000	455,795
3.850%, 12/01/23	225,000	234,530

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Carolinas LLC
4.300%, 06/15/20	619,000	$679,885
6.000%, 01/15/38	600,000	753,128
Duke Energy Ohio, Inc.
3.800%, 09/01/23	815,000	863,264
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	197,330
4.375%, 03/30/44	247,000	257,017
5.300%, 01/15/19	200,000	222,748
5.700%, 04/01/35	360,000	428,248
Entergy Arkansas, Inc.
3.050%, 06/01/23	765,000	752,040
Exelon Generation Co. LLC
2.950%, 01/15/20	300,000	303,976
Florida Power & Light Co.
5.625%, 04/01/34	1,250,000	1,507,352
Indiana Michigan Power Co.
3.200%, 03/15/23	330,000	330,364
Kansas City Power & Light Co.
3.150%, 03/15/23	604,000	599,742
5.300%, 10/01/41	315,000	343,584
MidAmerican Energy Co.
3.700%, 09/15/23 (d)	1,100,000	1,157,098
Nevada Power Co.
6.650%, 04/01/36	360,000	458,626
7.125%, 03/15/19	200,000	232,706
NextEra Energy Capital Holdings, Inc.
3.625%, 06/15/23	410,000	413,940
Niagara Mohawk Power Corp.
3.508%, 10/01/24 (144A)	305,000	309,710
Nisource Finance Corp.
4.800%, 02/15/44	162,000	167,565
6.125%, 03/01/22	1,875,000	2,183,979
Northern States Power Co.
6.500%, 03/01/28	628,000	778,346
Ohio Power Co.
5.375%, 10/01/21	305,000	347,956
6.600%, 02/15/33	258,000	324,500
Pacific Gas & Electric Co.
3.500%, 10/01/20	782,000	822,890
6.050%, 03/01/34	1,200,000	1,448,948
PacifiCorp
3.600%, 04/01/24	315,000	325,480
5.500%, 01/15/19	500,000	559,600
PPL Electric Utilities Corp.
2.500%, 09/01/22	300,000	292,642
4.125%, 06/15/44	208,000	206,704
PSEG Power LLC
4.300%, 11/15/23	201,000	205,957
5.320%, 09/15/16	568,000	589,212
Public Service Co. of Colorado
2.500%, 03/15/23	400,000	389,186
Public Service Co. of New Hampshire
3.500%, 11/01/23	272,000	281,575

Electric—(Continued)
Public Service Co. of Oklahoma
5.150%, 12/01/19	1,010,000	1,132,977
6.625%, 11/15/37	600,000	780,515
Public Service Electric & Gas Co.
3.800%, 01/01/43	700,000	671,934
Sierra Pacific Power Co.
3.375%, 08/15/23	556,000	565,247
South Carolina Electric & Gas Co.
4.500%, 06/01/64	173,000	164,464
Southern Co. (The)
2.150%, 09/01/19	855,000	845,309
State Grid Overseas Investment, Ltd.
1.750%, 05/22/18 (144A)	499,000	496,263
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	396,402
2.950%, 01/15/22	489,000	493,342
3.450%, 02/15/24	102,000	104,163
4.450%, 02/15/44	126,000	131,950
6.000%, 05/15/37	685,000	858,644
Xcel Energy, Inc.
0.750%, 05/09/16	290,000	289,974

		38,041,788

Electronics—0.2%
Arrow Electronics, Inc.
3.000%, 03/01/18	49,000	49,553
6.000%, 04/01/20	536,000	593,532
6.875%, 06/01/18	300,000	328,137
7.500%, 01/15/27	1,100,000	1,322,187
Koninklijke Philips NV
3.750%, 03/15/22	1,680,000	1,708,162
Thermo Fisher Scientific, Inc.
1.300%, 02/01/17	551,000	550,708
4.150%, 02/01/24	1,030,000	1,066,845

		5,619,124

Engineering & Construction—0.0%
Fluor Corp.
3.375%, 09/15/21	550,000	570,744

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19	650,000	726,046
6.086%, 03/15/35	500,000	582,453
Waste Management, Inc.
3.125%, 03/01/25	257,000	251,594
3.900%, 03/01/35	88,000	82,915

		1,643,008

Food—0.3%
ConAgra Foods, Inc.
1.300%, 01/25/16	104,000	104,085
Kraft Foods Group, Inc.
6.125%, 08/23/18	700,000	780,850
6.875%, 01/26/39	600,000	745,860

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kraft Heinz Foods Co.
3.950%, 07/15/25 (144A)	260,000	$266,028
5.000%, 07/15/35 (144A)	131,000	136,841
Kroger Co. (The)
4.000%, 02/01/24	229,000	239,069
7.500%, 04/01/31	1,140,000	1,469,517
8.000%, 09/15/29	610,000	837,895
Mondelez International, Inc.
4.000%, 02/01/24	1,800,000	1,865,277
Tyson Foods, Inc.
3.950%, 08/15/24	1,456,000	1,483,096

		7,928,518

Gas—0.3%
AGL Capital Corp.
3.500%, 09/15/21	1,000,000	1,032,253
4.400%, 06/01/43	375,000	364,907
6.000%, 10/01/34	1,000,000	1,165,963
Atmos Energy Corp.
4.125%, 10/15/44	450,000	426,060
4.150%, 01/15/43	460,000	441,289
8.500%, 03/15/19	200,000	239,637
CenterPoint Energy Resources Corp.
4.500%, 01/15/21	429,000	459,524
CenterPoint Energy, Inc.
6.500%, 05/01/18	706,000	784,987
Sempra Energy
2.875%, 10/01/22	1,625,000	1,593,573
3.550%, 06/15/24	709,000	713,560
4.050%, 12/01/23	1,054,000	1,099,002

		8,320,755

Healthcare-Products—0.1%
Baxter International, Inc.
1.850%, 06/15/18	431,000	430,864
Becton Dickinson & Co.
2.675%, 12/15/19	145,000	146,622
3.734%, 12/15/24	184,000	187,315
Medtronic, Inc.
3.150%, 03/15/22	775,000	786,073
4.375%, 03/15/35	956,000	966,414

		2,517,288

Healthcare-Services—0.2%
Aetna, Inc.
6.625%, 06/15/36	297,000	368,835
Anthem, Inc.
2.300%, 07/15/18	751,000	754,182
3.500%, 08/15/24	1,035,000	1,024,547
4.650%, 08/15/44	324,000	313,175
5.950%, 12/15/34	272,000	300,636
Laboratory Corp. of America Holdings
3.200%, 02/01/22	682,000	678,827
Quest Diagnostics, Inc.
4.750%, 01/30/20	400,000	434,399

Healthcare-Services—(Continued)
Roche Holdings, Inc.
3.350%, 09/30/24 (144A)	660,000	675,009
Texas Health Resources
4.330%, 11/15/55	250,000	245,181
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	249,071
5.800%, 03/15/36	375,000	448,053

		5,491,915

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd.
4.625%, 01/13/22 (144A)	1,100,000	1,176,523

Household Products/Wares—0.0%
Kimberly-Clark Corp.
2.400%, 06/01/23	600,000	585,488

Insurance—0.9%
ACE INA Holdings, Inc.
2.700%, 03/13/23	400,000	388,004
3.150%, 03/15/25	131,000	127,759
3.350%, 05/15/24	435,000	435,334
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,000,000	1,290,102
Allstate Corp. (The)
3.150%, 06/15/23	407,000	411,213
American International Group, Inc.
3.875%, 01/15/35	259,000	238,248
4.125%, 02/15/24	868,000	911,903
Aon plc
3.500%, 06/14/24	935,000	920,924
Berkshire Hathaway Finance Corp.
3.000%, 05/15/22	1,000,000	1,013,365
4.300%, 05/15/43	831,000	800,521
Berkshire Hathaway, Inc.
3.400%, 01/31/22	627,000	657,208
CNA Financial Corp.
6.950%, 01/15/18	550,000	609,105
7.350%, 11/15/19	500,000	592,078
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	700,000	767,270
Liberty Mutual Insurance Co.
7.875%, 10/15/26 (144A)	500,000	613,008
8.500%, 05/15/25 (144A)	300,000	380,541
Lincoln National Corp.
6.250%, 02/15/20	800,000	926,643
8.750%, 07/01/19	350,000	427,501
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	453,000	456,260
3.500%, 03/10/25	621,000	620,483
Massachusetts Mutual Life Insurance Co.
5.625%, 05/15/33 (144A)	720,000	855,832
7.625%, 11/15/23 (144A)	550,000	688,765
MassMutual Global Funding II
5.250%, 07/31/18 (144A)	880,000	967,175

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	1,000,000	$1,313,035
New York Life Global Funding
0.800%, 02/12/16 (144A)	600,000	600,673
1.125%, 03/01/17 (144A)	317,000	317,182
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	650,000	968,935
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	1,678,000	1,675,184
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	2,150,000	2,866,350
XLIT, Ltd.
6.375%, 11/15/24	921,000	1,091,822

		23,932,423

Internet—0.2%
Amazon.com, Inc.
3.800%, 12/05/24	1,020,000	1,044,096
4.800%, 12/05/34	815,000	837,461
eBay, Inc.
2.600%, 07/15/22	1,540,000	1,423,357
2.875%, 08/01/21	450,000	438,761
4.000%, 07/15/42	700,000	545,775

		4,289,450

Iron/Steel—0.0%
Nucor Corp.
4.000%, 08/01/23	1,049,000	1,068,961

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp.
1.300%, 03/01/18	500,000	498,676
2.750%, 08/20/21	360,000	364,043
3.250%, 12/01/24	393,000	385,973
3.750%, 11/24/23	769,000	789,788
7.150%, 02/15/19	1,000,000	1,167,445

		3,205,925

Machinery-Diversified—0.1%
Deere & Co.
8.100%, 05/15/30	600,000	862,812
John Deere Capital Corp.
1.125%, 06/12/17	700,000	699,616

		1,562,428

Media—1.1%
21st Century Fox America, Inc.
3.000%, 09/15/22	700,000	689,854
6.550%, 03/15/33	370,000	442,788
6.900%, 03/01/19	900,000	1,035,100
CBS Corp.
3.375%, 03/01/22	515,000	511,772
3.700%, 08/15/24	359,000	352,372
4.900%, 08/15/44	135,000	124,659

Media—(Continued)
CBS Corp.
5.500%, 05/15/33	255,000	257,744
5.900%, 10/15/40	125,000	132,267
CCO Safari II LLC
4.464%, 07/23/22 (144A)	674,000	674,356
6.384%, 10/23/35 (144A)	275,000	278,230
6.834%, 10/23/55 (144A)	400,000	398,822
Comcast Corp.
3.125%, 07/15/22	1,000,000	1,016,733
4.200%, 08/15/34	556,000	548,425
4.250%, 01/15/33	1,880,000	1,868,455
COX Communications, Inc.
2.950%, 06/30/23 (144A)	690,000	630,054
3.250%, 12/15/22 (144A)	1,010,000	959,545
4.800%, 02/01/35 (144A)	1,100,000	974,941
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.800%, 03/15/22	1,782,000	1,793,612
3.950%, 01/15/25	213,000	208,915
5.000%, 03/01/21	850,000	926,453
6.350%, 03/15/40	530,000	569,496
6.375%, 03/01/41	300,000	321,422
Discovery Communications LLC
3.300%, 05/15/22	625,000	608,979
4.375%, 06/15/21	1,240,000	1,291,927
Historic TW, Inc.
6.625%, 05/15/29	300,000	366,741
NBCUniversal Enterprise, Inc.
1.974%, 04/15/19 (144A)	1,000,000	1,005,302
Sky plc
3.750%, 09/16/24 (144A)	431,000	424,831
TCI Communications, Inc.
7.125%, 02/15/28	801,000	1,037,053
Thomson Reuters Corp.
3.950%, 09/30/21	2,252,000	2,357,896
5.850%, 04/15/40	100,000	109,662
Time Warner Cable, Inc.
8.250%, 04/01/19	1,300,000	1,514,854
Time Warner, Inc.
3.550%, 06/01/24	1,050,000	1,040,429
4.000%, 01/15/22	1,570,000	1,635,843
4.050%, 12/15/23	450,000	462,981
7.625%, 04/15/31	826,000	1,054,767
Viacom, Inc.
3.250%, 03/15/23 (d)	222,000	203,049
3.875%, 12/15/21	380,000	373,731
4.850%, 12/15/34	420,000	362,853
6.875%, 04/30/36	348,000	361,551

		28,928,464

Mining—0.3%
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	437,000	438,188
2.875%, 02/24/22	200,000	196,610
3.850%, 09/30/23	1,000,000	1,002,831
5.000%, 09/30/43	414,000	418,741

MIST-109

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/22	650,000	$487,500
4.550%, 11/14/24 (d)	1,043,000	777,035
5.400%, 11/14/34	72,000	50,378
5.450%, 03/15/43	900,000	625,500
Placer Dome, Inc.
6.450%, 10/15/35	700,000	645,989
Rio Tinto Finance USA plc
3.500%, 03/22/22	1,800,000	1,791,788
Teck Resources, Ltd.
3.750%, 02/01/23 (d)	257,000	156,770
4.750%, 01/15/22	2,063,000	1,325,477

		7,916,807

Miscellaneous Manufacturing—0.2%
Eaton Corp.
6.950%, 03/20/19	282,000	328,266
General Electric Co.
3.375%, 03/11/24	393,000	407,028
Illinois Tool Works, Inc.
1.950%, 03/01/19	252,000	253,280
Ingersoll-Rand Global Holding Co., Ltd.
2.875%, 01/15/19	400,000	406,688
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 05/01/20	320,000	319,974
Parker-Hannifin Corp.
3.300%, 11/21/24	143,000	145,988
4.450%, 11/21/44	333,000	345,994
Siemens Financieringsmaatschappij NV
5.750%, 10/17/16 (144A)	820,000	859,680
6.125%, 08/17/26 (144A)	800,000	987,340
Tyco International Finance S.A. / Tyco Fire & Security Finance SCA
7.000%, 12/15/19 (d)	160,000	184,811

		4,239,049

Multi-National—0.1%
African Development Bank
8.800%, 09/01/19	1,275,000	1,588,097

Office/Business Equipment—0.0%
Xerox Corp.
6.750%, 02/01/17	800,000	851,594

Oil & Gas—1.8%
Anadarko Finance Co.
7.500%, 05/01/31	805,000	982,222
Anadarko Holding Co.
7.150%, 05/15/28	949,000	1,093,809
Anadarko Petroleum Corp.
8.700%, 03/15/19	1,600,000	1,887,128
Apache Corp.
3.250%, 04/15/22	870,000	847,012
5.100%, 09/01/40	650,000	620,685

Oil & Gas—(Continued)
BP Capital Markets plc
1.375%, 11/06/17	500,000	499,250
1.375%, 05/10/18	518,000	514,326
3.245%, 05/06/22	800,000	805,144
3.535%, 11/04/24	300,000	297,668
3.561%, 11/01/21	675,000	707,355
3.814%, 02/10/24	650,000	663,785
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	500,000	494,241
3.900%, 02/01/25	512,000	470,796
6.250%, 03/15/38	200,000	199,223
Cenovus Energy, Inc.
3.000%, 08/15/22	660,000	601,750
6.750%, 11/15/39	600,000	622,403
Chevron Corp.
2.355%, 12/05/22	690,000	667,263
3.191%, 06/24/23 (d)	425,000	430,698
CNOOC Finance 2013, Ltd.
1.125%, 05/09/16	400,000	399,487
3.000%, 05/09/23	848,000	794,272
CNOOC Finance 2015 Australia Pty, Ltd.
2.625%, 05/05/20	393,000	387,373
ConocoPhillips Holding Co.
6.950%, 04/15/29	700,000	867,310
Devon Energy Corp.
4.000%, 07/15/21	300,000	307,783
Devon Financing Corp. LLC
7.875%, 09/30/31	886,000	1,084,064
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	779,000	509,415
Ecopetrol S.A.
4.125%, 01/16/25	433,000	364,803
Ensco plc
4.700%, 03/15/21	450,000	378,944
5.200%, 03/15/25	228,000	173,525
5.750%, 10/01/44	185,000	127,981
EOG Resources, Inc.
4.100%, 02/01/21	880,000	941,602
Exxon Mobil Corp.
2.397%, 03/06/22	945,000	941,005
Korea National Oil Corp.
3.125%, 04/03/17 (144A)	426,000	435,585
Marathon Oil Corp.
2.800%, 11/01/22	900,000	805,482
6.600%, 10/01/37	200,000	200,410
Marathon Petroleum Corp.
3.625%, 09/15/24	371,000	358,538
Nabors Industries, Inc.
4.625%, 09/15/21	1,975,000	1,792,741
5.000%, 09/15/20 (d)	300,000	291,347
Noble Energy, Inc.
4.150%, 12/15/21	500,000	503,143
5.050%, 11/15/44	360,000	311,754
5.625%, 05/01/21	420,000	422,520
5.875%, 06/01/22	320,000	319,396

MIST-110

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Holding International, Ltd.
4.000%, 03/16/18	48,000	$45,464
5.250%, 03/15/42	600,000	383,408
6.050%, 03/01/41	200,000	127,193
Petro-Canada
5.950%, 05/15/35	210,000	233,579
9.250%, 10/15/21	243,000	322,945
Petrobras Global Finance B.V.
3.250%, 03/17/17	1,000,000	882,500
4.375%, 05/20/23	873,000	569,633
5.375%, 01/27/21 (d)	1,000,000	727,500
6.250%, 03/17/24 (d)	1,532,000	1,114,990
6.750%, 01/27/41	150,000	97,875
6.850%, 06/05/15	65,000	41,438
7.875%, 03/15/19	500,000	412,500
Petroleos Mexicanos
4.250%, 01/15/25 (144A)	326,000	298,290
4.500%, 01/23/26 (144A)	1,169,000	1,077,701
4.875%, 01/18/24	317,000	306,824
5.625%, 01/23/46 (144A)	738,000	600,621
6.375%, 01/23/45	918,000	824,731
Shell International Finance B.V.
3.400%, 08/12/23	420,000	429,158
4.300%, 09/22/19	800,000	871,113
6.375%, 12/15/38	600,000	748,534
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	1,246,000	1,296,484
Statoil ASA
1.150%, 05/15/18 (d)	389,000	385,984
2.650%, 01/15/24	393,000	375,462
3.250%, 11/10/24	399,000	394,670
6.700%, 01/15/18	180,000	200,614
7.250%, 09/23/27	1,040,000	1,381,306
Suncor Energy, Inc.
3.600%, 12/01/24	678,000	672,193
5.950%, 12/01/34	268,000	298,543
6.100%, 06/01/18	1,070,000	1,181,537
Talisman Energy, Inc.
7.750%, 06/01/19	800,000	898,713
Tosco Corp.
7.800%, 01/01/27	700,000	912,357
Total Capital Canada, Ltd.
0.669%, 01/15/16 (a)	154,000	154,101
Total Capital International S.A.
2.700%, 01/25/23	815,000	793,327
3.700%, 01/15/24	654,000	672,827
Transocean, Inc.
3.000%, 10/15/17	700,000	633,500
6.500%, 11/15/20 (d)	272,000	208,080
6.875%, 12/15/21	708,000	528,111

		46,227,044

Oil & Gas Services—0.2%
Cameron International Corp.
4.000%, 12/15/23	203,000	208,367
Halliburton Co.
6.750%, 02/01/27	650,000	787,376
7.450%, 09/15/39	200,000	267,325
8.750%, 02/15/21 (d)	350,000	442,809
Schlumberger Investment S.A.
3.300%, 09/14/21 (144A)	650,000	664,643
3.650%, 12/01/23	614,000	633,147
Schlumberger Oilfield UK plc
4.200%, 01/15/21 (144A)	600,000	648,960
Weatherford International, Ltd.
9.625%, 03/01/19	1,298,000	1,390,591

		5,043,218

Pharmaceuticals—0.4%
AbbVie, Inc.
3.200%, 11/06/22	156,000	155,865
4.500%, 05/14/35	290,000	279,939
Actavis Funding SCS
3.000%, 03/12/20	474,000	474,415
3.450%, 03/15/22	1,038,000	1,026,101
4.550%, 03/15/35	67,000	61,644
Actavis, Inc.
3.250%, 10/01/22	172,000	167,732
Baxalta, Inc.
5.250%, 06/23/45 (144A)	89,000	89,832
Bayer U.S. Finance LLC
2.375%, 10/08/19 (144A)	423,000	428,480
3.375%, 10/08/24 (144A)	472,000	474,519
Cardinal Health, Inc.
3.750%, 09/15/25	150,000	152,363
Express Scripts Holding Co.
3.500%, 06/15/24 (d)	300,000	295,229
3.900%, 02/15/22	900,000	927,563
Forest Laboratories LLC
5.000%, 12/15/21 (144A)	1,504,000	1,631,512
Medco Health Solutions, Inc.
4.125%, 09/15/20	800,000	840,061
Merck & Co., Inc.
2.350%, 02/10/22	343,000	338,086
2.800%, 05/18/23	625,000	620,924
3.700%, 02/10/45	60,000	55,050
Novartis Capital Corp.
3.400%, 05/06/24	863,000	893,254
Pfizer, Inc.
3.000%, 06/15/23	1,100,000	1,101,155
Sanofi
1.250%, 04/10/18	157,000	156,646
Zoetis, Inc.
1.875%, 02/01/18	93,000	92,714
4.700%, 02/01/43	26,000	23,295

		10,286,379

MIST-111

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.8%
ANR Pipeline Co.
7.375%, 02/15/24	226,000	$271,319
Boardwalk Pipelines L.P.
4.950%, 12/15/24	233,000	215,819
Buckeye Partners L.P.
2.650%, 11/15/18	400,000	395,971
4.875%, 02/01/21	600,000	612,820
5.850%, 11/15/43	75,000	68,627
Energy Transfer Partners L.P.
3.600%, 02/01/23	358,000	322,294
4.750%, 01/15/26	273,000	251,183
5.150%, 03/15/45	134,000	104,531
EnLink Midstream Partners L.P.
4.150%, 06/01/25	261,000	239,418
Enterprise Products Operating LLC
3.750%, 02/15/25 (d)	515,000	490,804
3.900%, 02/15/24	662,000	649,953
4.950%, 10/15/54	179,000	153,583
5.100%, 02/15/45	379,000	345,944
5.250%, 01/31/20	417,000	457,389
Gulf South Pipeline Co. L.P.
4.000%, 06/15/22	900,000	847,350
Magellan Midstream Partners L.P.
4.250%, 02/01/21	659,000	685,061
5.150%, 10/15/43	401,000	380,388
6.400%, 07/15/18	1,420,000	1,575,129
ONEOK Partners L.P.
3.800%, 03/15/20	285,000	287,271
4.900%, 03/15/25	1,000,000	931,070
6.650%, 10/01/36	950,000	947,567
Plains All American Pipeline L.P. / PAA Finance Corp.
2.600%, 12/15/19	176,000	173,877
2.850%, 01/31/23	975,000	894,448
3.600%, 11/01/24	900,000	842,355
4.900%, 02/15/45	814,000	726,978
Spectra Energy Capital LLC
3.300%, 03/15/23	308,000	276,610
5.650%, 03/01/20	2,200,000	2,381,606
6.750%, 07/15/18	218,000	241,247
8.000%, 10/01/19	1,000,000	1,168,427
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	233,000	211,931
4.950%, 01/15/43	394,000	303,583
5.300%, 04/01/44	200,000	161,763
5.350%, 05/15/45	633,000	514,416
TransCanada PipeLines, Ltd.
0.750%, 01/15/16	350,000	349,735
2.500%, 08/01/22	350,000	328,927
3.750%, 10/16/23	910,000	907,998
7.125%, 01/15/19	490,000	567,452
7.250%, 08/15/38	200,000	247,863

		20,532,707

Real Estate—0.0%
ProLogis L.P.
4.250%, 08/15/23	114,000	118,088
6.875%, 03/15/20	325,000	377,833

		495,921

Real Estate Investment Trusts—0.5%
American Tower Corp.
3.500%, 01/31/23	790,000	761,090
Boston Properties L.P.
3.850%, 02/01/23	800,000	819,407
4.125%, 05/15/21	500,000	532,534
Duke Realty L.P.
3.875%, 02/15/21	1,128,000	1,170,737
Equity Commonwealth
5.875%, 09/15/20	100,000	109,326
6.250%, 06/15/17	840,000	878,914
ERP Operating L.P.
2.375%, 07/01/19	538,000	542,158
4.625%, 12/15/21	250,000	272,474
4.750%, 07/15/20	578,000	633,820
HCP, Inc.
2.625%, 02/01/20	400,000	398,620
3.400%, 02/01/25	303,000	283,791
4.250%, 11/15/23	346,000	348,231
5.375%, 02/01/21	1,240,000	1,373,424
Simon Property Group L.P.
2.750%, 02/01/23	200,000	194,070
4.375%, 03/01/21	1,185,000	1,286,699
Ventas Realty L.P.
3.500%, 02/01/25	197,000	190,384
3.750%, 05/01/24	147,000	146,171
Ventas Realty L.P. / Ventas Capital Corp.
4.750%, 06/01/21	500,000	539,442
Welltower, Inc.
4.500%, 01/15/24	1,024,000	1,070,977
5.250%, 01/15/22	600,000	657,532

		12,209,801

Retail—0.4%
Advance Auto Parts, Inc.
4.500%, 01/15/22 (d)	1,001,000	1,057,477
Bed Bath & Beyond, Inc.
4.915%, 08/01/34	1,479,000	1,405,912
Costco Wholesale Corp.
2.250%, 02/15/22	687,000	680,563
CVS Health Corp.
5.300%, 12/05/43	303,000	334,310
CVS Pass-Through Trust
6.204%, 10/10/25 (144A)	788,631	881,383
Home Depot, Inc. (The)
2.625%, 06/01/22	700,000	699,697
3.750%, 02/15/24	586,000	621,847
4.250%, 04/01/46	207,000	208,489
4.400%, 03/15/45	143,000	147,811

MIST-112

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Lowe’s Cos., Inc.
3.120%, 04/15/22	900,000	$918,461
3.125%, 09/15/24	276,000	276,354
Macy’s Retail Holdings, Inc.
3.625%, 06/01/24	700,000	677,015
3.875%, 01/15/22	450,000	458,218
4.375%, 09/01/23	154,000	159,096
4.500%, 12/15/34	279,000	255,544
6.375%, 03/15/37	300,000	332,212
Target Corp.
3.500%, 07/01/24 (d)	484,000	505,275
Wal-Mart Stores, Inc.
3.300%, 04/22/24	575,000	594,617
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	599,000	606,897
4.500%, 11/18/34	349,000	330,840

		11,152,018

Semiconductors—0.0%
Intel Corp.
3.700%, 07/29/25	260,000	266,750
4.000%, 12/15/32	1,000,000	972,430

		1,239,180

Software—0.3%
Intuit, Inc.
5.750%, 03/15/17	967,000	1,023,095
Microsoft Corp.
2.375%, 05/01/23	540,000	527,502
3.500%, 02/12/35	296,000	275,233
3.625%, 12/15/23	711,000	754,280
4.000%, 02/12/55	310,000	280,837
Oracle Corp.
2.500%, 10/15/22	3,410,000	3,331,413
4.300%, 07/08/34	857,000	859,230
5.750%, 04/15/18	400,000	441,705
6.500%, 04/15/38	300,000	380,460

		7,873,755

Telecommunications—1.4%
America Movil S.A.B. de C.V.
1.336%, 09/12/16 (a)	1,700,000	1,699,553
3.125%, 07/16/22	600,000	582,540
5.000%, 03/30/20	1,000,000	1,092,300
AT&T, Inc.
3.000%, 02/15/22	3,440,000	3,376,054
3.000%, 06/30/22	991,000	966,824
4.450%, 05/15/21	700,000	747,214
4.500%, 05/15/35	726,000	664,156
4.750%, 05/15/46	296,000	271,224
6.300%, 01/15/38	200,000	220,053
Cisco Systems, Inc.
3.000%, 06/15/22	278,000	283,305
3.625%, 03/04/24	700,000	733,829
5.900%, 02/15/39	900,000	1,098,359

Telecommunications—(Continued)
Crown Castle Towers LLC
6.113%, 01/15/20 (144A)	1,000,000	1,126,928
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	400,000	405,377
8.750%, 06/15/30	500,000	714,838
Embarq Corp.
7.082%, 06/01/16	747,000	767,221
Orange S.A.
9.000%, 03/01/31	400,000	567,002
Qwest Corp.
6.875%, 09/15/33	690,000	666,172
Rogers Communications, Inc.
4.100%, 10/01/23	736,000	759,417
8.750%, 05/01/32	940,000	1,290,562
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	210,000	214,784
5.134%, 04/27/20	551,000	607,208
6.421%, 06/20/16	500,000	517,785
Verizon Communications, Inc.
1.350%, 06/09/17	889,000	887,755
2.625%, 02/21/20	263,000	263,780
3.000%, 11/01/21	1,564,000	1,559,705
4.400%, 11/01/34	963,000	896,031
4.500%, 09/15/20	1,068,000	1,156,948
4.522%, 09/15/48	369,000	324,273
4.600%, 04/01/21	1,500,000	1,617,982
4.672%, 03/15/55	339,000	291,913
4.862%, 08/21/46	1,719,000	1,611,929
5.050%, 03/15/34	1,124,000	1,121,404
5.150%, 09/15/23	2,177,000	2,404,910
6.400%, 09/15/33	44,000	50,406
Verizon New England, Inc.
7.875%, 11/15/29	1,000,000	1,278,438
Verizon Pennsylvania LLC
6.000%, 12/01/28	260,000	283,480
8.750%, 08/15/31	1,300,000	1,659,381
Vodafone Group plc
1.500%, 02/19/18 (d)	300,000	297,680
6.150%, 02/27/37	500,000	539,348

		35,618,068

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	300,000	299,170
7.950%, 08/15/30	1,185,000	1,677,166
Burlington Northern, Inc.
8.750%, 02/25/22	812,000	1,040,591
Canadian Pacific Railway Co.
4.500%, 01/15/22	300,000	322,946
6.500%, 05/15/18	680,000	756,879
7.125%, 10/15/31	872,000	1,098,892
CSX Corp.
6.000%, 10/01/36	300,000	351,747
7.900%, 05/01/17	1,000,000	1,101,625
FedEx Corp.
3.900%, 02/01/35	382,000	351,193

MIST-113

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	$696,349
Ryder System, Inc.
2.450%, 09/03/19	555,000	556,695
3.500%, 06/01/17	485,000	500,399
Union Pacific Corp.
3.750%, 03/15/24	650,000	686,076

		9,439,728

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 06/15/19 (144A)	175,000	174,158
2.875%, 07/17/18 (144A)	80,000	81,093
3.375%, 02/01/22 (144A)	848,000	828,787
4.250%, 01/17/23 (144A)	948,000	966,674

		2,050,712

Water—0.1%
American Water Capital Corp.
3.400%, 03/01/25 (d)	319,000	323,259
3.850%, 03/01/24	1,130,000	1,188,916

		1,512,175

Total Corporate Bonds & Notes (Cost $571,093,902)		552,447,735

Asset-Backed Securities—8.3%

Asset-Backed - Automobile—2.8%
Ally Auto Receivables Trust
0.630%, 05/15/17	289,161	289,114
0.790%, 01/15/18	1,017,159	1,017,208
0.930%, 06/20/17	1,025,704	1,025,535
1.030%, 09/20/17	660,000	659,756
1.210%, 12/20/17	396,000	397,173
1.240%, 11/15/18	405,000	405,296
American Credit Acceptance Receivables Trust
0.990%, 10/10/17 (144A)	542,366	542,152
1.140%, 03/12/18 (144A)	14,014	14,013
1.430%, 08/12/19 (144A)	613,471	613,247
1.450%, 04/16/18 (144A)	138,156	138,158
2.260%, 03/10/20 (144A)	1,182,000	1,186,170
AmeriCredit Automobile Receivables Trust
0.610%, 10/10/17	23,862	23,855
0.900%, 09/10/18	328,991	328,829
BMW Vehicle Owner Trust
0.670%, 11/27/17	389,806	389,471
Carfinance Capital Auto Trust
1.440%, 11/16/20 (144A)	2,331,311	2,329,418
1.460%, 12/17/18 (144A)	441,764	441,335
1.750%, 11/15/17 (144A)	70,657	70,663
1.750%, 06/15/21 (144A)	967,386	964,609
2.720%, 04/15/20 (144A)	375,000	376,252
2.750%, 11/15/18 (144A)	548,313	551,393

Asset-Backed - Automobile—(Continued)
CarMax Auto Owner Trust
0.600%, 10/16/17	172,442	172,382
0.800%, 07/16/18	523,680	523,625
0.980%, 01/15/19	5,472,000	5,467,704
1.280%, 05/15/19	275,000	275,489
CarNow Auto Receivables Trust
0.960%, 01/17/17 (144A)	261,044	260,931
1.890%, 11/15/18 (144A)	1,000,000	997,459
CPS Auto Receivables Trust
1.110%, 11/15/18 (144A)	2,757,919	2,739,819
1.210%, 08/15/18 (144A)	389,017	388,212
1.310%, 02/15/19 (144A)	2,428,414	2,413,732
1.310%, 06/15/20 (144A)	592,217	588,016
1.490%, 04/15/19 (144A)	1,177,428	1,172,391
1.530%, 07/15/19 (144A)	875,157	870,965
1.540%, 07/16/18 (144A)	1,079,267	1,076,896
1.640%, 04/16/18 (144A)	779,784	778,807
1.820%, 09/15/20 (144A)	886,115	882,938
3.770%, 08/17/20 (144A)	558,000	552,822
4.000%, 02/16/21 (144A)	223,000	221,013
4.350%, 11/16/20 (144A)	450,000	451,572
Credit Acceptance Auto Loan Trust
1.550%, 10/15/21 (144A)	1,400,000	1,397,826
Drive Auto Receivables Trust
4.120%, 06/15/22 (144A)	1,177,000	1,169,055
DT Auto Owner Trust
0.980%, 04/16/18 (144A)	832,827	831,846
1.780%, 06/15/17 (144A)	63,037	63,057
Exeter Automobile Receivables Trust
1.060%, 08/15/18 (144A)	629,747	628,717
1.290%, 10/16/17 (144A)	139,040	139,077
1.290%, 05/15/18 (144A)	383,095	382,943
1.320%, 01/15/19 (144A)	1,728,769	1,727,372
1.490%, 11/15/17 (144A)	126,830	126,905
2.770%, 11/15/19 (144A)	556,000	562,294
3.260%, 12/16/19 (144A)	335,000	335,432
Fifth Third Auto Trust
0.570%, 05/15/17	226,518	226,490
0.880%, 10/16/17	844,155	844,698
First Investors Auto Owner Trust
0.900%, 10/15/18 (144A)	57,346	57,333
1.060%, 11/15/18 (144A)	471,302	471,215
1.670%, 11/16/20 (144A)	276,000	275,519
Flagship Credit Auto Trust
1.210%, 04/15/19 (144A)	659,030	658,299
1.320%, 04/16/18 (144A)	507,097	507,027
1.430%, 12/16/19 (144A)	1,270,061	1,266,257
1.630%, 06/15/20 (144A)	1,103,649	1,101,245
1.940%, 01/15/19 (144A)	735,405	735,992
2.550%, 02/18/20 (144A)	245,000	246,233
2.840%, 11/16/20 (144A)	892,000	899,454
3.950%, 12/15/20 (144A)	440,000	444,024
Ford Credit Auto Lease Trust
0.500%, 10/15/16	25,123	25,122
0.760%, 09/15/16	244,241	244,267
0.890%, 09/15/17	1,391,000	1,391,109

MIST-114

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Ford Credit Auto Lease Trust
0.960%, 10/15/16	500,000	$500,389
1.100%, 11/15/17	484,000	484,367
Ford Credit Auto Owner Trust
0.900%, 10/15/18	890,000	890,320
GM Financial Automobile Leasing Trust
1.100%, 12/20/17	1,357,000	1,358,181
1.530%, 09/20/18	599,000	600,564
1.730%, 06/20/19	503,000	507,566
Harley Davidson Motorcycle Trust
0.650%, 07/16/18	574,180	573,912
Honda Auto Receivables Owner Trust
0.530%, 02/16/17	525,643	525,417
0.690%, 09/18/17	1,167,004	1,166,344
0.770%, 03/19/18	2,171,000	2,168,408
1.040%, 02/18/20	700,000	700,165
Hyundai Auto Receivables Trust
0.560%, 07/17/17	94,220	94,196
0.750%, 09/17/18	600,000	599,521
0.900%, 12/17/18	5,612,000	5,610,283
Nissan Auto Lease Trust
0.750%, 06/15/16	168,884	168,880
0.800%, 02/15/17	582,000	582,132
Nissan Auto Receivables Owner Trust
0.420%, 11/15/16	10,467	10,465
1.110%, 05/15/19	400,000	400,129
Santander Drive Auto Receivables Trust
3.010%, 04/16/18	1,134,448	1,140,752
SNAAC Auto Receivables Trust
1.030%, 09/17/18 (144A)	202,447	202,412
Tidewater Auto Receivables Trust
1.400%, 07/15/18 (144A)	2,047,000	2,048,546
1.850%, 12/15/18 (144A)	2,406,000	2,412,809
Toyota Auto Receivables Owner Trust
0.550%, 01/17/17	217,435	217,395
Volkswagen Auto Lease Trust
0.870%, 06/20/17	503,518	503,418
World Omni Auto Receivables Trust
0.830%, 08/15/18	691,921	691,932
1.320%, 01/15/20	476,000	476,876

		72,992,607

Asset-Backed - Credit Card—0.1%
Discover Card Execution Note Trust
1.040%, 04/15/19	1,080,000	1,082,243

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.944%, 02/25/35 (a)	530,000	518,834

Asset-Backed - Other—5.3%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,240,652	1,233,600
4.290%, 10/17/36 (144A)	300,000	305,640
4.596%, 12/17/36 (144A)	250,000	252,371

Asset-Backed - Other—(Continued)
American Homes 4 Rent Trust
5.639%, 04/17/52 (144A)	500,000	498,837
6.231%, 10/17/36 (144A)	650,000	676,581
6.418%, 12/17/36 (144A)	300,000	315,712
American Tower Trust I
1.551%, 03/15/43 (144A)	1,145,000	1,136,114
3.070%, 03/15/48 (144A)	1,920,000	1,894,658
Axis Equipment Finance Receivables II LLC
1.750%, 03/20/17 (144A)	403,539	403,173
B2R Mortgage Trust
2.524%, 05/15/48 (144A)	1,063,118	1,059,576
Carlyle Global Market Strategies Commodities Funding, Ltd.
2.189%, 10/15/21 (144A) (a) (f)	2,686,667	2,648,785
Conix Mortgage Asset Trust
4.704%, 12/25/47 (144A) (a) (f ) (g)	1,078,519	334,341
Consumer Credit Origination Loan Trust
2.820%, 03/15/21 (144A)	826,472	829,767
FirstKey Lending Trust
2.553%, 03/09/47 (144A)	2,116,375	2,117,082
3.417%, 03/09/47 (144A)	1,442,000	1,451,089
Ford Credit Floorplan Master Owner Trust
0.587%, 01/15/18 (a)	725,000	724,849
Fortress Opportunities Residential Transaction Trust
4.210%, 10/25/18 (144A) (f)	8,615	8,614
GLC II Trust
4.000%, 12/18/20 (144A)	2,824,277	2,833,879
GLC Trust
3.000%, 07/15/21 (144A)	2,308,046	2,299,968
GMAT Trust
3.721%, 02/25/44 (144A)	262,531	262,252
3.967%, 11/25/43 (144A)	884,177	888,853
Gold Key Resorts LLC
3.220%, 03/17/31 (144A)	1,131,235	1,139,081
HLSS Servicer Advance Receivables Backed Notes
1.981%, 11/15/46 (144A)	1,783,000	1,775,868
HLSS Servicer Advance Receivables Trust
1.495%, 01/16/46 (144A)	748,000	747,252
1.744%, 01/16/46 (144A)	174,000	173,826
2.217%, 01/15/47 (144A)	1,385,000	1,385,693
John Deere Owner Trust
0.600%, 03/15/17	699,033	698,893
KGS-Alpha SBA COOF Trust
1.559%, 03/25/39 (144A) (a) (b)	8,578,021	469,111
3.249%, 04/25/40 (144A) (a) (b)	2,441,454	346,000
LV Tower 52 Issuer LLC
5.500%, 07/15/19 (144A) (f)	1,666,144	1,659,479
7.500%, 07/15/19 (144A) (f)	1,200,000	1,191,720
Nationstar Agency Advance Funding Trust
1.892%, 02/18/48 (144A)	115,000	113,859
Navitas Equipment Receivables LLC
1.950%, 11/15/16 (144A)	201,291	201,301
Normandy Mortgage Loan Co. LLC
4.949%, 09/16/43 (144A)	1,261,022	1,259,130

MIST-115

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
NRPL Trust
3.875%, 11/01/54 (144A)	1,369,915	$1,371,886
NYMT Residential LLC
4.850%, 09/25/18 (144A) (f)	1,068,427	1,068,427
Oak Hill Advisors Residential Loan Trust
3.475%, 01/25/55 (144A)	1,852,369	1,850,407
3.475%, 04/25/54 (144A)	2,691,826	2,686,797
4.000%, 04/25/54 (144A)	857,000	849,708
4.000%, 01/25/55 (144A)	1,169,000	1,143,698
OnDeck Asset Securitization Trust
3.150%, 05/17/18 (144A)	2,602,000	2,605,469
OneMain Financial Issuance Trust
2.430%, 06/18/24 (144A)	2,744,000	2,743,989
2.470%, 09/18/24 (144A)	5,049,000	5,048,606
3.020%, 09/18/24 (144A)	1,864,000	1,870,636
3.190%, 03/18/26 (144A)	2,877,000	2,905,994
3.240%, 06/18/24 (144A)	321,000	322,977
3.850%, 03/18/26 (144A)	450,000	459,316
PFS Tax Lien Trust
1.440%, 04/15/16 (144A)	541,569	541,695
Progreso Receivables Funding II LLC
3.500%, 07/08/19 (144A)	3,500,000	3,515,489
Progreso Receivables Funding III LLC
3.625%, 02/08/20 (144A)	2,648,000	2,660,303
5.500%, 02/08/20 (144A)	680,000	683,205
RBSHD Trust
4.685%, 10/25/47 (144A) (f)	1,707,094	1,708,942
Selene Non-Performing Loans LLC
2.981%, 05/25/54 (144A)	1,022,417	1,013,637
SpringCastle America Funding LLC
2.700%, 05/25/23 (144A)	6,689,844	6,698,996
4.610%, 10/25/27 (144A)	1,750,000	1,785,565
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	5,066,000	5,068,168
2.580%, 09/15/21 (144A)	2,574,534	2,580,499
3.160%, 11/15/24 (144A)	2,305,000	2,329,315
3.450%, 12/15/22 (144A)	496,000	499,100
3.620%, 11/15/24 (144A)	725,000	727,668
3.920%, 01/16/23 (144A)	2,500,000	2,500,000
4.820%, 01/16/23 (144A)	2,000,000	2,000,155
Stanwich Mortgage Loan Co. LLC
3.228%, 04/16/59 (144A)	668,963	662,274
Sunset Mortgage Loan Co. LLC
3.721%, 11/16/44 (144A)	3,156,786	3,154,103
Trafigura Securitisation Finance plc
1.157%, 10/15/21 (144A) (a) (f)	3,188,000	3,189,011
Truman Capital Mortgage Loan Trust
3.125%, 04/25/53 (144A)	1,069,322	1,063,694
3.125%, 06/25/54 (144A)	615,251	614,186
3.228%, 07/25/53 (144A)	1,410,847	1,407,766
4.000%, 06/25/54 (144A)	877,000	861,901
U.S. Residential Opportunity Fund II Trust
3.721%, 02/27/35 (144A)	1,407,400	1,408,743
U.S. Residential Opportunity Fund Trust
3.721%, 01/27/35 (144A)	1,988,091	1,985,053

Asset-Backed - Other—(Continued)
Vericrest Opportunity Loan Trust
3.375%, 10/25/58 (144A)	2,386,534	2,379,400
Vericrest Opportunity Loan Trust X LLC
3.375%, 10/26/54 (144A)	834,280	833,299
Vericrest Opportunity Loan Trust XIX LLC
3.875%, 04/25/55 (144A)	1,662,898	1,666,467
Vericrest Opportunity Loan Trust XVI LLC
3.228%, 09/25/58 (144A)	2,163,234	2,162,574
4.000%, 09/25/58 (144A)	748,680	739,327
Vericrest Opportunity Loan Trust XXII LLC
3.500%, 02/25/55 (144A)	1,775,472	1,771,605
4.250%, 02/25/55 (144A)	499,769	492,277
Vericrest Opportunity Loan Trust XXIV LLC
3.500%, 02/25/55 (144A)	2,969,383	2,958,477
Vericrest Opportunity Loan Trust XXVI LLC
3.125%, 09/25/43 (144A)	3,600,833	3,598,356
4.250%, 09/25/43 (144A)	1,400,422	1,385,882
Vericrest Opportunity Loan Trust XXVII LLC
3.375%, 08/27/57 (144A)	3,626,801	3,623,257
Vericrest Opportunity Loan Trust XXX LLC
3.625%, 10/25/57 (144A)	2,485,160	2,481,601
Vericrest Opportunity Loan Trust XXXI LLC
3.375%, 02/25/55 (144A)	2,020,129	2,013,226
Vericrest Opportunity Loan Trust XXXIII LLC
3.500%, 03/25/55 (144A)	2,456,626	2,447,195
VML LLC
3.875%, 04/27/54 (144A) (a)	783,794	780,660
Westgate Resorts LLC
2.250%, 08/20/25 (144A)	739,152	738,228

		136,996,163

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust
0.994%, 12/27/22 (144A) (a)	1,010,458	1,006,712
0.994%, 12/26/44 (144A) (a)	1,488,217	1,470,491

		2,477,203

Total Asset-Backed Securities (Cost $214,933,390)		214,067,050

Mortgage-Backed Securities—6.1%

Collateralized Mortgage Obligations—2.8%
AJAX Mortgage Loan Trust
3.500%, 02/25/51 (144A) (a) (f)	336,196	333,005
3.750%, 03/25/52 (144A) (a) (f)	1,630,561	1,623,152
3.750%, 10/25/57 (144A)	1,327,296	1,326,677
4.500%, 03/25/35 (144A) (f)	1,290,281	1,305,628
Banc of America Funding Trust
2.647%, 05/20/34 (a)	1,700,037	1,726,870
BCAP LLC
1.193%, 09/11/38 (144A) (a)	1,315,189	1,234,857
Bear Stearns ALT-A Trust
0.834%, 07/25/34 (a)	3,058,042	2,926,443

MIST-116

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CAM Mortgage Trust
0.867%, 11/25/57 (144A) (a) (f)	660,604	$663,123
Countrywide Alternative Loan Trust
0.874%, 08/25/34 (a)	1,430,351	1,417,452
FDIC Trust
4.500%, 10/25/18 (144A)	98,843	99,039
Global Mortgage Securitization, Ltd.
0.514%, 11/25/32 (144A) (a)	1,269,143	1,235,151
HarborView Mortgage Loan Trust
2.591%, 05/19/34 (a)	1,861,851	1,853,080
Homeowner Assistance Program Reverse Mortgage Loan Trust
4.000%, 05/26/53 (144A) (f)	3,023,079	2,981,511
Impac CMB Trust
0.934%, 11/25/34 (a)	4,465,325	4,241,715
JPMorgan Mortgage Trust
2.718%, 08/25/34 (a)	384,244	385,511
MASTR Asset Securitization Trust
5.500%, 12/25/33	1,146,185	1,214,936
Merrill Lynch Mortgage Investors Trust
0.654%, 04/25/29 (a)	980,664	941,292
0.694%, 05/25/29 (a)	1,927,221	1,873,760
0.814%, 10/25/28 (a)	1,039,782	992,799
0.834%, 10/25/28 (a)	1,727,586	1,685,452
1.098%, 01/25/29 (a)	1,240,660	1,164,361
Sequoia Mortgage Trust
0.516%, 12/20/34 (a)	2,449,997	2,378,957
0.856%, 01/20/34 (a)	1,250,252	1,193,687
0.876%, 07/20/33 (a)	1,485,484	1,395,866
0.896%, 10/20/34 (a)	2,558,085	2,441,682
0.976%, 04/20/33 (a)	1,401,226	1,341,442
Springleaf Mortgage Loan Trust
1.780%, 12/25/65 (144A) (a)	3,489,398	3,491,760
1.870%, 09/25/57 (144A) (a)	1,257,934	1,257,282
2.310%, 06/25/58 (144A) (a)	1,240,000	1,243,269
3.140%, 06/25/58 (144A) (a)	792,000	794,248
3.520%, 12/25/65 (144A) (a)	2,177,000	2,201,798
3.790%, 09/25/57 (144A) (a)	1,274,000	1,294,393
3.790%, 06/25/58 (144A) (a)	603,000	606,327
4.480%, 12/25/65 (144A) (a)	3,000,000	3,038,598
Structured Adjustable Rate Mortgage Loan Trust
2.451%, 06/25/34 (a)	1,152,409	1,151,224
Structured Asset Mortgage Investments II Trust
0.916%, 01/19/34 (a)	2,103,546	2,032,451
0.916%, 03/19/34 (a)	2,198,674	2,099,058
Structured Asset Mortgage Investments Trust
1.116%, 05/19/33 (a)	2,313,931	2,260,347
Structured Asset Securities Corp. Mortgage Loan Trust
0.794%, 10/25/27 (a)	506,882	495,389
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.544%, 11/25/33 (a)	1,349,124	1,332,664
Thornburg Mortgage Securities Trust
0.834%, 09/25/43 (a)	1,169,902	1,129,576
2.000%, 12/25/44 (a)	1,628,681	1,610,170
2.236%, 04/25/45 (a)	3,901,818	3,918,030

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Mortgage Loan Trust
2.847%, 08/27/37 (144A) (a)	690,283	679,929
Wells Fargo Mortgage-Backed Securities Trust
2.731%, 03/25/35 (a)	2,582,844	2,602,223

		73,216,184

Commercial Mortgage-Backed Securities—3.3%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	279,965	280,853
A10 Term Asset Financing LLC
1.720%, 04/15/33 (144A)	1,598,222	1,594,955
2.620%, 11/15/27 (144A)	1,887,830	1,900,852
3.020%, 04/15/33 (144A)	1,807,000	1,815,507
4.380%, 11/15/27 (144A)	425,000	430,234
ACRE Commercial Mortgage Trust
2.257%, 08/15/31 (144A) (a)	447,500	442,021
2.707%, 08/15/31 (144A) (a)	597,500	588,267
3.607%, 08/15/31 (144A) (a)	350,000	345,390
BAMLL Commercial Mortgage Securities Trust
4.354%, 08/15/46 (144A) (a)	1,200,000	1,142,033
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	1,915,721	2,013,139
5.794%, 04/10/49 (a)	1,000,000	1,048,815
5.889%, 07/10/44 (a)	1,514,569	1,539,388
BB-UBS Trust
2.892%, 06/05/30 (144A)	1,250,000	1,248,723
3.430%, 11/05/36 (144A)	2,950,000	3,010,938
Bear Stearns Commercial Mortgage Securities Trust
0.896%, 06/11/50 (144A) (a)	1,500,000	1,472,762
CGBAM Commercial Mortgage Trust
1.007%, 02/15/31 (144A) (a)	1,300,000	1,294,056
Citigroup Commercial Mortgage Trust
2.110%, 01/12/30 (144A)	546,172	552,347
Commercial Mortgage Pass-Through Certificates
0.250%, 07/10/45 (144A) (a) (b)	120,000,000	1,827,156
1.006%, 08/13/27 (144A) (a)	990,000	980,120
1.044%, 02/13/32 (144A) (a)	2,605,000	2,592,011
1.794%, 02/13/32 (144A) (a)	1,000,000	997,207
4.353%, 08/10/30 (144A)	3,000,000	3,269,637
Commercial Mortgage Trust
1.104%, 06/11/27 (144A) (a)	4,937,000	4,900,042
2.365%, 02/10/29 (144A)	2,789,132	2,827,561
3.086%, 04/12/35 (144A)	1,871,000	1,885,306
COOF Securitization Trust, Ltd.
2.962%, 06/25/40 (144A) (a) (b)	3,183,201	379,756
Credit Suisse Mortgage Capital Certificates
1.007%, 04/15/27 (144A) (a)	3,363,000	3,350,268
DBRR Trust
0.853%, 02/25/45 (144A) (a)	12,499	12,499
1.636%, 12/18/49 (144A) (a)	1,669,130	1,669,130
GE Capital Commercial Mortgage Corp. Trust
5.464%, 03/10/44 (a)	819,013	820,352

MIST-117

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. II
2.706%, 12/10/27 (144A)	279,243	$284,806
GS Mortgage Securities Corp. Trust
2.318%, 01/10/30 (144A)	733,000	744,040
3.551%, 04/10/34 (144A)	3,500,000	3,673,719
GS Mortgage Securities Trust
5.475%, 08/10/44 (144A) (a)	500,000	514,065
Hilton Mortgage Trust
1.098%, 07/15/29 (144A) (a)	570,000	559,481
JPMorgan Chase Commercial Mortgage Securities Trust
5.716%, 02/15/51	2,967,663	3,137,141
KGS-Alpha SBA COOF Trust
0.594%, 05/25/39 (144A) (a) (b)	9,405,191	204,269
0.925%, 08/25/38 (144A) (a) (b)	11,378,517	369,802
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	804,829
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	1,220,905	1,272,122
Morgan Stanley Bank of America Merrill Lynch Trust
3.669%, 02/15/47	3,000,000	3,166,155
Morgan Stanley Re-REMIC Trust
0.250%, 07/27/49 (144A)	1,500,000	1,359,750
2.000%, 07/27/49 (144A)	866,583	860,950
NCUA Guaranteed Notes Trust
2.650%, 10/29/20	2,447,162	2,456,843
2.900%, 10/29/20	4,226,065	4,253,471
NorthStar
2.049%, 08/25/29 (144A) (a)	1,837,585	1,832,256
5.199%, 08/25/29 (144A) (a)	880,000	878,944
ORES NPL LLC
3.081%, 09/25/25 (144A)	611,227	610,616
RAIT Trust
1.448%, 12/15/31 (144A) (a)	1,634,202	1,630,104
1.987%, 12/15/31 (144A) (a)	1,489,836	1,481,336
RBS Commercial Funding, Inc. Trust
3.260%, 03/11/31 (144A)	531,000	540,258
UBS-Barclays Commercial Mortgage Trust
3.244%, 04/10/46	2,228,000	2,292,249
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,418,169
3.808%, 12/13/29 (144A)	2,500,000	2,675,533
Wells Fargo Commercial Mortgage Trust
2.800%, 03/18/28 (144A) (a)	1,000,000	1,015,857
WF-RBS Commercial Mortgage Trust
4.319%, 03/15/45 (144A) (a)	300,000	283,821

		84,551,911

Total Mortgage-Backed Securities (Cost $157,667,913)		157,768,095

Foreign Government—1.3%
Security Description	Shares/ Principal Amount*	Value

Electric—0.1%
Hydro-Quebec
8.050%, 07/07/24	1,100,000	1,524,214
9.400%, 02/01/21	845,000	1,130,144

		2,654,358

Provincial—0.0%
Province of Quebec Canada
7.125%, 02/09/24	200,000	262,977

Sovereign—1.2%
Brazilian Government International Bonds
4.250%, 01/07/25 (d)	601,000	525,875
5.000%, 01/27/45	408,000	304,980
Colombia Government International Bonds
4.000%, 02/26/24	423,000	409,887
5.000%, 06/15/45	749,000	642,267
5.625%, 02/26/44	200,000	187,000
Israel Government AID Bonds
Zero Coupon, 02/15/22	3,000,000	2,616,210
Zero Coupon, 11/01/22	8,000,000	6,728,152
Zero Coupon, 02/15/24	5,000,000	4,007,865
Zero Coupon, 02/15/25	2,000,000	1,548,078
Zero Coupon, 08/15/25	2,500,000	1,894,550
Mexico Government International Bonds
3.500%, 01/21/21 (d)	2,948,000	2,999,590
3.600%, 01/30/25 (d)	537,000	525,589
4.000%, 10/02/23	1,374,000	1,399,419
4.600%, 01/23/46	222,000	197,580
5.550%, 01/21/45	737,000	754,504
5.750%, 10/12/10	500,000	467,500
Panama Government International Bond
4.000%, 09/22/24	323,000	318,559
Peruvian Government International Bond
5.625%, 11/18/50	73,000	75,373
Poland Government International Bond
4.000%, 01/22/24	930,000	983,475
South Africa Government International Bonds
5.375%, 07/24/44	1,077,000	1,002,956
5.875%, 09/16/25 (d)	384,000	408,960
Turkey Government International Bonds
4.250%, 04/14/26 (d)	455,000	413,481
5.750%, 03/22/24	500,000	518,250

		28,930,100

Total Foreign Government (Cost $32,421,976)		31,847,435

Short-Term Investments—2.3%

Mutual Fund—1.5%
State Street Navigator Securities Lending MET Portfolio (h)	38,048,638	38,048,638

MIST-118

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $20,723,190 on 10/01/15, collateralized by $21,060,000 Federal National Mortgage Association at 1.670% due 02/10/20 with a value of $21,138,975.	20,723,190	$20,723,190

Total Short-Term Investments (Cost $58,771,828)		58,771,828

Total Investments—101.2% (Cost $2,590,144,975) (i)		2,600,747,806
Other assets and liabilities (net)—(1.2)%		(29,904,249)

Net Assets—100.0%		$2,570,843,557

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $38,467,328 and the collateral received consisted of cash in the amount of $38,048,638 and non-cash collateral with a value of $1,050,313. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(e)	Principal amount of security is adjusted for inflation.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $18,715,738, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(i)	As of September 30, 2015, the aggregate cost of investments was $2,590,144,975. The aggregate unrealized appreciation and depreciation of investments were $51,247,950 and $(40,645,119), respectively, resulting in net unrealized appreciation of $10,602,831.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $346,899,165, which is 13.5% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—Real	Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust	01/28/13	$1,630,561	$1,625,337	$1,623,152
AJAX Mortgage Loan Trust	03/20/13	1,290,281	1,285,055	1,305,628
AJAX Mortgage Loan Trust	11/15/13	336,196	333,955	333,005
CAM Mortgage Trust	10/02/14	660,604	660,604	663,123
Carlyle Global Market Strategies Commodities Funding, Ltd.	05/22/14	2,686,667	2,686,667	2,648,785
Conix Mortgage Asset Trust	05/16/13	1,078,519	1,078,519	334,341
Fortress Opportunities Residential Transaction Trust	11/08/13	8,615	8,615	8,614
Homeowner Assistance Program Reverse Mortgage Loan Trust	05/03/13	3,023,079	2,980,134	2,981,511
LV Tower 52 Issuer LLC	08/04/15	1,666,144	1,661,979	1,659,479
LV Tower 52 Issuer LLC	08/04/15	1,200,000	1,197,000	1,191,720
NYMT Residential LLC	09/18/13	1,068,427	1,068,427	1,068,427
RBSHD Trust	09/27/13	1,707,094	1,707,093	1,708,942
Trafigura Securitisation Finance plc	01/30/14	3,188,000	3,188,000	3,189,011

				$18,715,738

MIST-119

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,585,845,663	$—	$1,585,845,663
Total Corporate Bonds & Notes*	—	552,447,735	—	552,447,735
Asset-Backed Securities
Asset-Backed - Automobile	—	72,992,607	—	72,992,607
Asset-Backed - Credit Card	—	1,082,243	—	1,082,243
Asset-Backed - Home Equity	—	518,834	—	518,834
Asset-Backed - Other	—	136,661,822	334,341	136,996,163
Asset-Backed - Student Loan	—	2,477,203	—	2,477,203
Total Asset-Backed Securities	—	213,732,709	334,341	214,067,050
Total Mortgage-Backed Securities*	—	157,768,095	—	157,768,095
Total Foreign Government*	—	31,847,435	—	31,847,435
Short-Term Investments
Mutual Fund	38,048,638	—	—	38,048,638
Repurchase Agreement	—	20,723,190	—	20,723,190
Total Short-Term Investments	38,048,638	20,723,190	—	58,771,828
Total Investments	$38,048,638	$2,562,364,827	$334,341	$2,600,747,806

Collateral for Securities Loaned (Liability)	$—	$(38,048,638)	$—	$(38,048,638)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Depreciation	Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Depreciation from Investments still held at September 30, 2015
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$3,003,984	$—	$(3,003,984)	$—	$—
Asset-Backed Securities
Asset-Backed - Other	571,615	(237,274)	—	334,341	(237,274)

Total	$3,575,599	$(237,274)	$(3,003,984)	$334,341	$(237,274)

U.S. Treasury & Government Agencies securities in the amount of $3,003,984 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—31.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Airbus Group SE	76,115	$4,520,926
BAE Systems plc	440,872	2,993,180
Honeywell International, Inc.	19,064	1,805,170
L-3 Communications Holdings, Inc. (a)	4,998	522,391
Northrop Grumman Corp.	976	161,967
Thales S.A.	74,765	5,208,772
United Technologies Corp.	22,649	2,015,535

		17,227,941

Air Freight & Logistics—0.1%
FedEx Corp.	550	79,189
Yamato Holdings Co., Ltd.	89,900	1,723,782

		1,802,971

Airlines—0.3%
Copa Holdings S.A. - Class A (a)	3,990	167,301
Delta Air Lines, Inc.	9,320	418,188
easyJet plc	45,461	1,225,190
Japan Airlines Co., Ltd.	81,000	2,859,490
United Continental Holdings, Inc. (b)	13,080	693,894

		5,364,063

Auto Components—0.4%
Bridgestone Corp.	35,500	1,234,192
Continental AG	7,821	1,661,334
GKN plc	145,637	592,468
NOK Corp.	22,800	493,621
Sumitomo Electric Industries, Ltd.	50,900	653,941
Valeo S.A.	12,233	1,656,601

		6,292,157

Automobiles—0.7%
Astra International Tbk PT	1,880,200	673,390
Daimler AG	56,984	4,130,714
Ford Motor Co.	52,443	711,651
Geely Automobile Holdings, Ltd.	720,000	345,295
General Motors Co.	4,117	123,592
Hyundai Motor Co.	12,930	1,798,395
Mahindra & Mahindra, Ltd. (GDR)	97,070	1,873,451
Renault S.A.	19,876	1,427,819
Toyota Motor Corp.	26,600	1,564,462

		12,648,769

Banks—3.9%
Australia & New Zealand Banking Group, Ltd.	120,507	2,308,544
Banco Santander Chile (ADR)	29,910	544,960
Bank Central Asia Tbk PT	609,200	511,515
Bank of America Corp.	153,430	2,390,439
Bank Rakyat Indonesia Persero Tbk PT	1,145,200	680,235
Barclays plc	433,418	1,602,369
BB&T Corp.	3,140	111,784
BNP Paribas S.A.	114,532	6,744,301
Capitec Bank Holdings, Ltd.	12,830	464,287
Citigroup, Inc.	51,179	2,538,990
Credicorp, Ltd.	6,250	664,750

Banks—(Continued)
Fifth Third Bancorp	12,114	229,076
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	109,430	536,764
HDFC Bank, Ltd. (ADR) (a)	117,150	7,156,694
HSBC Holdings plc	741,346	5,608,126
ING Groep NV	413,728	5,873,153
Intesa Sanpaolo S.p.A.	727,139	2,567,891
Itau Unibanco Holding S.A. (ADR)	112,094	742,062
Lloyds Banking Group plc	2,757,668	3,143,668
Mitsubishi UFJ Financial Group, Inc.	918,100	5,548,865
Mizuho Financial Group, Inc. (a)	950,800	1,785,943
Public Bank Bhd	99,800	398,249
Sberbank of Russia (ADR)	145,520	715,958
Siam Commercial Bank PCL (The)	257,100	949,205
Societe Generale S.A.	64,274	2,875,107
Sumitomo Mitsui Financial Group, Inc.	97,600	3,715,387
Sumitomo Mitsui Trust Holdings, Inc.	436,000	1,608,197
SVB Financial Group (b)	1,453	167,880
Turkiye Garanti Bankasi A/S	201,905	469,399
Wells Fargo & Co.	69,721	3,580,173

		66,233,971

Beverages—0.9%
Ambev S.A. (ADR)	235,690	1,154,881
Britvic plc	204,989	2,107,764
Coca-Cola Co. (The)	22,464	901,256
Coca-Cola Enterprises, Inc.	1,986	96,023
Constellation Brands, Inc. - Class A	5,657	708,313
Dr Pepper Snapple Group, Inc.	3,870	305,924
Molson Coors Brewing Co. - Class B	10,021	831,943
PepsiCo, Inc.	20,812	1,962,572
SABMiller plc	83,035	4,705,298
Suntory Beverage & Food, Ltd.	27,300	1,050,596
Tsingtao Brewery Co., Ltd. - Class H (a)	154,000	679,214

		14,503,784

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (a) (b)	4,066	635,882
Biogen, Inc. (b)	4,426	1,291,551
BioMarin Pharmaceutical, Inc. (b)	1,842	193,999
Celgene Corp. (b)	14,536	1,572,359
Gilead Sciences, Inc.	11,787	1,157,366
Vertex Pharmaceuticals, Inc. (b)	4,430	461,340

		5,312,497

Building Products—0.1%
Daikin Industries, Ltd. (a)	29,700	1,669,900
Fortune Brands Home & Security, Inc. (a)	1,993	94,608
Masco Corp. (a)	14,199	357,531

		2,122,039

Capital Markets—0.8%
3i Group plc	368,249	2,604,699
Ameriprise Financial, Inc.	1,409	153,764
Bank of New York Mellon Corp. (The)	3,983	155,934

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
BlackRock, Inc.	1,808	$537,826
Charles Schwab Corp. (The)	22,017	628,806
Goldman Sachs Group, Inc. (The)	4,205	730,661
Henderson Group plc	211,308	835,288
Invesco, Ltd.	25,050	782,312
Investec plc	80,349	615,904
Morgan Stanley	44,029	1,386,913
Nomura Holdings, Inc.	80,100	464,758
Schroders plc	17,680	752,377
State Street Corp.	5,675	381,417
TD Ameritrade Holding Corp.	6,529	207,883
UBS Group AG	154,580	2,864,540

		13,103,082

Chemicals—0.5%
Air Liquide S.A.	21,775	2,580,306
Asahi Kasei Corp.	178,000	1,256,558
Axiall Corp. (a)	5,097	79,972
Chr Hansen Holding A/S	25,745	1,441,736
Dow Chemical Co. (The) (a)	17,386	737,166
E.I. du Pont de Nemours & Co.	15,264	735,725
Eastman Chemical Co.	3,323	215,065
Mosaic Co. (The)	21,255	661,243
Sherwin-Williams Co. (The)	201	44,779

		7,752,550

Commercial Services & Supplies—0.1%
Rentokil Initial plc	796,958	1,777,781

Communications Equipment—0.2%
Cisco Systems, Inc.	39,540	1,037,925
Nokia Oyj	295,401	2,023,801
QUALCOMM, Inc.	2,701	145,125

		3,206,851

Construction & Engineering—0.2%
Fluor Corp. (a)	15,321	648,844
Kajima Corp.	477,000	2,539,481

		3,188,325

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	1,446	219,720
Siam Cement PCL (The) (NVDR)	57,200	732,692

		952,412

Consumer Finance—0.0%
Capital One Financial Corp.	4,335	314,374
Discover Financial Services	4,154	215,967
Synchrony Financial (a) (b)	30	939

		531,280

Containers & Packaging—0.0%
Crown Holdings, Inc. (b)	11,116	508,557
WestRock Co.	5,223	268,671

		777,228

Distributors—0.0%
Imperial Holdings, Ltd.	18,920	231,797

Diversified Financial Services—0.5%
Berkshire Hathaway, Inc. - Class B (b)	14,925	1,946,220
FirstRand, Ltd.	374,610	1,331,648
Intercontinental Exchange, Inc.	3,639	855,129
ORIX Corp.	212,500	2,748,747
Remgro, Ltd.	62,810	1,145,072

		8,026,816

Diversified Telecommunication Services—1.1%
AT&T, Inc.	42,694	1,390,971
BT Group plc	601,504	3,827,555
Nippon Telegraph & Telephone Corp.	152,300	5,348,733
Orange S.A.	246,124	3,722,159
PCCW, Ltd.	2,350,000	1,215,681
Telenor ASA	159,001	2,974,304
Verizon Communications, Inc.	20,397	887,473

		19,366,876

Electric Utilities—0.3%
Edison International	14,367	906,127
Enel S.p.A.	468,956	2,096,891
Exelon Corp.	22,715	674,635
NextEra Energy, Inc.	10,123	987,499
PPL Corp.	9,956	327,453
Xcel Energy, Inc. (a)	25,858	915,632

		5,908,237

Electrical Equipment—0.1%
Eaton Corp. plc	22,266	1,142,246

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A (a)	1,562	79,600
Corning, Inc.	11,733	200,869
Delta Electronics, Inc.	211,000	994,651
Keyence Corp.	4,700	2,104,367
TE Connectivity, Ltd.	20,537	1,229,961

		4,609,448

Energy Equipment & Services—0.1%
Baker Hughes, Inc.	6,840	355,954
Halliburton Co.	14,790	522,827
National Oilwell Varco, Inc. (a)	3,616	136,142
Schlumberger, Ltd.	5,755	396,922

		1,411,845

Food & Staples Retailing—0.7%
Costco Wholesale Corp.	7,246	1,047,554
CVS Health Corp.	1,143	110,277
Delhaize Group S.A.	37,878	3,357,887
Distribuidora Internacional de Alimentacion S.A. (b)	134,571	813,365
Kroger Co. (The)	6,487	233,986
Magnit PJSC (GDR)	25,040	1,196,161

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
President Chain Store Corp.	144,000	$897,887
Seven & I Holdings Co., Ltd.	48,700	2,231,317
Shoprite Holdings, Ltd.	58,630	665,916
Sun Art Retail Group, Ltd. (a)	753,000	581,476
Wal-Mart de Mexico S.A.B. de C.V. (a)	271,500	669,881
Wal-Mart Stores, Inc.	3,165	205,218

		12,010,925

Food Products—0.7%
Archer-Daniels-Midland Co. (a)	7,372	305,569
Associated British Foods plc	33,395	1,692,495
Hershey Co. (The)	6,447	592,350
Keurig Green Mountain, Inc. (a)	1,105	57,615
Mondelez International, Inc. - Class A	35,880	1,502,296
Nestle S.A.	69,526	5,235,760
NH Foods, Ltd.	50,000	1,023,321
Tiger Brands, Ltd.	18,980	418,436
Tingyi Cayman Islands Holding Corp.	306,000	491,448

		11,319,290

Gas Utilities—0.2%
AGL Resources, Inc.	1,083	66,106
Questar Corp. (a)	3,695	71,720
Snam S.p.A.	584,211	3,006,474

		3,144,300

Health Care Equipment & Supplies—0.3%
Abbott Laboratories (a)	28,632	1,151,579
Boston Scientific Corp. (b)	63,635	1,044,250
Smith & Nephew plc	116,560	2,038,346
Stryker Corp.	4,170	392,397

		4,626,572

Health Care Providers & Services—0.4%
Aetna, Inc.	8,496	929,547
Cigna Corp.	2,405	324,723
Express Scripts Holding Co. (a) (b)	7,112	575,788
HCA Holdings, Inc. (b)	1,205	93,219
Humana, Inc.	4,853	868,687
Korian S.A.	13,089	493,152
McKesson Corp.	8,677	1,605,505
Spire Healthcare Group plc	215,829	1,177,958
UnitedHealth Group, Inc.	13,723	1,592,005

		7,660,584

Hotels, Restaurants & Leisure—0.2%
Carnival Corp.	459	22,812
Chipotle Mexican Grill, Inc. (b)	142	102,275
Dunkin’ Brands Group, Inc. (a)	1,693	82,957
InterContinental Hotels Group plc	34,219	1,183,399
Royal Caribbean Cruises, Ltd. (a)	8,539	760,740
Sands China, Ltd.	242,000	734,462
Starbucks Corp.	17,438	991,176

		3,877,821

Household Durables—0.4%
Barratt Developments plc	54,522	533,347
Berkeley Group Holdings plc	14,229	720,453
D.R. Horton, Inc. (a)	6,093	178,890
Electrolux AB - Series B	82,081	2,322,347
Harman International Industries, Inc.	5,700	547,143
Persimmon plc (b)	23,817	725,692
PulteGroup, Inc. (a)	19,711	371,947
Sekisui House, Ltd.	73,900	1,161,122
Toll Brothers, Inc. (b)	2,247	76,937

		6,637,878

Household Products—0.3%
Kimberly-Clark Corp.	6,825	744,198
Procter & Gamble Co. (The)	27,840	2,002,810
Reckitt Benckiser Group plc	29,141	2,645,160
Unilever Indonesia Tbk PT	142,000	368,567

		5,760,735

Industrial Conglomerates—0.3%
Bidvest Group, Ltd. (The) (a)	57,619	1,358,996
CK Hutchison Holdings, Ltd.	107,652	1,407,528
General Electric Co.	40,328	1,017,072
Jardine Matheson Holdings, Ltd.	26,400	1,248,080
KOC Holding AS	172,820	674,641

		5,706,317

Insurance—1.8%
ACE, Ltd. (a)	14,448	1,493,923
AIA Group, Ltd.	486,600	2,533,504
Allianz SE	13,623	2,135,206
American International Group, Inc.	16,915	961,110
Aviva plc	253,830	1,740,021
AXA S.A.	229,656	5,575,393
Axis Capital Holdings, Ltd.	1,434	77,034
Legal & General Group plc	883,095	3,188,933
Lincoln National Corp.	2,224	105,551
Muenchener Rueckversicherungs-Gesellschaft AG	7,338	1,367,036
Prudential Financial, Inc.	11,993	913,987
Prudential plc	250,507	5,295,858
Sanlam, Ltd.	122,650	530,815
Sompo Japan Nipponkoa Holdings, Inc.	51,600	1,504,539
Swiss Re AG	14,245	1,224,491
XL Group plc (a)	20,299	737,260
Zurich Insurance Group AG (b)	3,195	786,035

		30,170,696

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	3,703	1,895,529

Internet Software & Services—0.6%
Alphabet, Inc. - Class A (b)	2,946	1,880,638
Alphabet, Inc. - Class C (b)	3,202	1,948,161
Baidu, Inc. (ADR) (b)	7,900	1,085,539
Facebook, Inc. - Class A (b)	30,613	2,752,109
Mail.ru Group, Ltd. (GDR) (b)	18,889	328,668

MIST-123

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Tencent Holdings, Ltd.	94,800	$1,596,863

		9,591,978

IT Services—0.7%
Accenture plc - Class A	20,679	2,031,918
Alliance Data Systems Corp. (b)	864	223,759
Automatic Data Processing, Inc.	1,105	88,798
Cap Gemini S.A.	27,726	2,470,550
Cielo S.A.	85,680	792,289
Cognizant Technology Solutions Corp. - Class A (b)	19,456	1,218,140
Fidelity National Information Services, Inc.	9,016	604,793
Infosys, Ltd. (ADR) (a)	163,680	3,124,651
PayPal Holdings, Inc. (b)	4,739	147,099
Visa, Inc. - Class A (a)	24,469	1,704,510

		12,406,507

Life Sciences Tools & Services—0.0%
Illumina, Inc. (b)	792	139,249
Thermo Fisher Scientific, Inc.	4,070	497,680

		636,929

Machinery—0.3%
Caterpillar, Inc. (a)	1,110	72,550
Cummins, Inc.	9,443	1,025,321
DMG Mori Co., Ltd. (a)	86,300	1,102,593
Ingersoll-Rand plc	2,230	113,217
PACCAR, Inc. (a)	18,878	984,865
Parker-Hannifin Corp. (a)	8,079	786,087
SPX Corp.	3,121	37,202
SPX FLOW, Inc. (b)	3,121	107,456
WEG S.A.	124,722	486,053

		4,715,344

Media—1.2%
CBS Corp. - Class B	12,620	503,538
Charter Communications, Inc. - Class A (a) (b)	3,749	659,262
Comcast Corp. - Class A	36,024	2,049,045
Dentsu, Inc. (a)	51,700	2,650,475
DISH Network Corp. - Class A (b)	6,879	401,321
Lagardere SCA	29,164	808,413
Naspers, Ltd. - N Shares	4,700	589,725
Publicis Groupe S.A.	35,358	2,415,666
RTL Group S.A. (Brussels Exchange)	9,447	815,218
Sirius XM Holdings, Inc. (a) (b)	165	617
Time Warner Cable, Inc.	2,121	380,444
Time Warner, Inc.	25,942	1,783,512
Twenty-First Century Fox, Inc. - Class A	51,226	1,382,077
UBM plc	158,492	1,167,063
Viacom, Inc. - Class B	3,268	141,014
Wolters Kluwer NV	73,166	2,255,848
WPP plc	75,215	1,566,339

		19,569,577

Metals & Mining—0.4%
Alcoa, Inc.	16,411	158,531
Anglo American plc	30,240	252,978
Nippon Steel & Sumitomo Metal Corp. (a)	67,000	1,223,956
Norsk Hydro ASA	490,353	1,637,801
Rio Tinto plc	74,407	2,496,261
United States Steel Corp. (a)	5,603	58,383
Vale S.A. (ADR)	89,940	301,299

		6,129,209

Multi-Utilities—0.3%
CenterPoint Energy, Inc. (a)	15,391	277,654
CMS Energy Corp. (a)	9,797	346,030
E.ON SE	119,556	1,025,658
Engie	75,921	1,229,418
National Grid plc	134,681	1,875,670
PG&E Corp.	5,236	276,461
Public Service Enterprise Group, Inc.	11,029	464,982

		5,495,873

Multiline Retail—0.3%
Dollar General Corp.	9,084	658,045
Lojas Renner S.A.	117,700	546,268
Next plc	28,420	3,280,060
Target Corp.	10,458	822,626

		5,306,999

Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp.	8,018	484,207
BG Group plc	96,302	1,388,648
BP plc	52,391	265,553
Cabot Oil & Gas Corp.	13,363	292,115
Cheniere Energy, Inc. (b)	765	36,950
Chevron Corp.	22,225	1,753,108
CNOOC, Ltd.	655,000	678,003
Columbia Pipeline Group, Inc.	18,677	341,602
Concho Resources, Inc. (b)	787	77,362
Energen Corp.	201	10,022
Eni S.p.A.	27,630	434,740
EOG Resources, Inc.	6,778	493,438
EQT Corp.	4,863	314,977
Exxon Mobil Corp. (a)	33,697	2,505,372
Lukoil PJSC (ADR)	28,090	956,745
Marathon Petroleum Corp.	6,583	304,990
Occidental Petroleum Corp.	16,830	1,113,305
Oil Search, Ltd.	279,548	1,417,428
Phillips 66	4,900	376,516
Royal Dutch Shell plc - A Shares	37,066	874,080
Royal Dutch Shell plc - A Shares	89,342	2,121,491
Royal Dutch Shell plc - B Shares	37,580	891,385
Total S.A. (a)	19,727	889,393
Ultrapar Participacoes S.A.	51,730	871,627
Valero Energy Corp. (a)	11,093	666,689

		19,559,746

MIST-124

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.1%
UPM-Kymmene Oyj	64,086	$962,839

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A	3,994	322,236
Unilever NV	52,490	2,112,422

		2,434,658

Pharmaceuticals—3.2%
Allergan plc (b)	5,594	1,520,505
Aspen Pharmacare Holdings, Ltd. (b)	26,940	572,854
AstraZeneca plc	52,265	3,316,912
Bayer AG	57,128	7,301,429
Bristol-Myers Squibb Co.	30,796	1,823,123
Eli Lilly & Co.	19,060	1,595,132
GlaxoSmithKline plc	261,061	5,004,465
Johnson & Johnson	16,367	1,527,860
Merck & Co., Inc.	10,501	518,644
Merck KGaA	21,767	1,927,047
Mylan NV (a) (b)	3,579	144,091
Novartis AG	74,948	6,903,816
Novo Nordisk A/S - Class B	55,344	2,978,851
Perrigo Co. plc	948	149,092
Pfizer, Inc.	69,321	2,177,373
Roche Holding AG	33,607	8,884,145
Sanofi	51,865	4,940,952
Shire plc	34,649	2,364,933
Valeant Pharmaceuticals International, Inc. (b)	2,200	392,436

		54,043,660

Professional Services—0.0%
Equifax, Inc.	2,724	264,718

Real Estate Investment Trusts—0.7%
American Tower Corp.	5,022	441,836
AvalonBay Communities, Inc.	3,886	679,351
Boston Properties, Inc.	3,583	424,227
Brixmor Property Group, Inc.	11,953	280,656
DiamondRock Hospitality Co.	12,556	138,744
Equinix, Inc. (a)	546	149,276
Fibra Uno Administracion S.A. de C.V. (a)	250,900	518,129
First Real Estate Investment Trust (a)	890,000	807,221
Goodman Group	346,455	1,426,808
Highwoods Properties, Inc. (a)	3,982	154,302
Klepierre	41,000	1,859,770
LaSalle Hotel Properties	6,629	188,197
Liberty Property Trust	6,629	208,880
Lippo Malls Indonesia Retail Trust (a)	2,784,900	627,553
Mapletree Logistics Trust	1,162,700	801,023
Prologis, Inc.	13,154	511,691
Public Storage	547	115,762
Simon Property Group, Inc.	3,884	713,568
Westfield Corp.	206,480	1,448,526

		11,495,520

Real Estate Management & Development—0.7%
Daiwa House Industry Co., Ltd. (a)	95,700	2,375,404

Real Estate Management & Development—(Continued)
Deutsche Wohnen AG	75,963	2,030,102
Mitsui Fudosan Co., Ltd.	81,000	2,227,557
Savills plc	151,856	2,100,115
TAG Immobilien AG (a)	125,263	1,484,066
Vonovia SE	45,808	1,472,417

		11,689,661

Road & Rail—0.2%
Canadian Pacific Railway, Ltd.	3,554	510,248
CSX Corp.	24,098	648,236
Union Pacific Corp.	19,220	1,699,240

		2,857,724

Semiconductors & Semiconductor Equipment—0.7%
Applied Materials, Inc.	28,826	423,454
ASML Holding NV	22,659	1,986,574
Avago Technologies, Ltd.	11,596	1,449,616
Broadcom Corp. - Class A	5,090	261,779
Freescale Semiconductor, Ltd. (b)	4,826	176,535
Infineon Technologies AG	162,417	1,825,257
KLA-Tencor Corp.	1,669	83,450
Lam Research Corp. (a)	16,948	1,107,213
Microchip Technology, Inc. (a)	2,008	86,525
NXP Semiconductors NV (b)	852	74,183
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	151,460	3,142,795
Texas Instruments, Inc. (a)	23,365	1,157,035

		11,774,416

Software—0.6%
Adobe Systems, Inc. (b)	17,121	1,407,689
Intuit, Inc.	1,463	129,841
Microsoft Corp.	92,129	4,077,629
Oracle Corp.	13,262	479,023
SAP SE	62,815	4,063,904

		10,158,086

Specialty Retail—0.5%
AutoNation, Inc. (a) (b)	2,656	154,526
AutoZone, Inc. (a) (b)	166	120,156
Best Buy Co., Inc. (a)	8,106	300,895
Dixons Carphone plc	183,258	1,179,331
Home Depot, Inc. (The) (a)	19,896	2,297,789
Kingfisher plc	356,089	1,936,332
Lowe’s Cos., Inc.	22,056	1,520,099
Mr. Price Group, Ltd.	24,700	344,745
Ross Stores, Inc.	1,606	77,843
Tiffany & Co.	2,732	210,965
TJX Cos., Inc. (The)	15,826	1,130,293

		9,272,974

Technology Hardware, Storage & Peripherals—0.5%
Apple, Inc.	55,732	6,147,240
Hewlett-Packard Co.	27,156	695,465
Samsung Electronics Co., Ltd. (GDR) (b)	4,300	2,031,750

		8,874,455

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—0.1%
lululemon athletica, Inc. (a) (b)	2,228	$112,848
PVH Corp. (a)	52	5,301
Ralph Lauren Corp.	2,774	327,776
VF Corp.	12,332	841,166

		1,287,091

Thrifts & Mortgage Finance—0.0%
Housing Development Finance Corp., Ltd.	3,460	64,063

Tobacco—0.7%
British American Tobacco plc	124,195	6,863,840
Japan Tobacco, Inc.	108,900	3,387,642
Philip Morris International, Inc.	20,645	1,637,768

		11,889,250

Trading Companies & Distributors—0.2%
Wolseley plc	61,967	3,625,024

Transportation Infrastructure—0.0%
CCR S.A.	130,660	401,093

Water Utilities—0.1%
American Water Works Co., Inc. (a)	5,631	310,155
Pennon Group plc	83,845	987,674

		1,297,829

Wireless Telecommunication Services—0.5%
Advanced Info Service PCL	161,300	1,004,375
KDDI Corp.	96,800	2,167,771
Mobile TeleSystems PJSC (b)	42,700	139,152
Mobile TeleSystems PJSC (ADR)	29,850	215,517
MTN Group, Ltd.	97,660	1,257,292
T-Mobile U.S., Inc. (b)	2,210	87,980
Vodafone Group plc	1,110,471	3,511,352

		8,383,439

Total Common Stocks (Cost $551,611,501)		530,494,275

Corporate Bonds & Notes—24.9%

Aerospace/Defense—0.4%
Airbus Group Finance B.V.
2.700%, 04/17/23 (144A)	279,000	271,984
BAE Systems Finance, Inc.
7.500%, 07/01/27 (144A)	300,000	402,236
BAE Systems Holdings, Inc.
3.800%, 10/07/24 (144A)	159,000	160,913
BAE Systems plc
4.750%, 10/11/21 (144A)	225,000	245,227
Boeing Capital Corp.
4.700%, 10/27/19	255,000	284,278
Boeing Co. (The)
7.250%, 06/15/25	11,000	14,559
8.625%, 11/15/31	200,000	296,925
General Dynamics Corp.
1.000%, 11/15/17	117,000	116,424
2.250%, 11/15/22	250,000	239,776
Harris Corp.
2.700%, 04/27/20	70,000	69,263
3.832%, 04/27/25	80,000	78,323
5.054%, 04/27/45	285,000	275,079
Lockheed Martin Corp.
3.800%, 03/01/45	240,000	218,871
4.070%, 12/15/42	187,000	176,968
Northrop Grumman Corp.
3.250%, 08/01/23	400,000	399,180
3.850%, 04/15/45	320,000	287,992
Northrop Grumman Systems Corp.
7.750%, 02/15/31	200,000	265,088
Raytheon Co.
3.150%, 12/15/24	91,000	91,981
United Technologies Corp.
4.150%, 05/15/45	445,000	431,784
4.500%, 06/01/42	150,000	152,744
5.375%, 12/15/17	173,000	188,179
5.400%, 05/01/35	525,000	590,280
5.700%, 04/15/40	250,000	296,586
6.700%, 08/01/28	233,000	299,386
9.075%, 11/15/19 (c)	41,000	51,603

		5,905,629

Agriculture—0.4%
Altria Group, Inc.
2.625%, 01/14/20	975,000	985,364
2.850%, 08/09/22	442,000	431,844
4.000%, 01/31/24	305,000	315,864
4.250%, 08/09/42	30,000	27,732
4.500%, 05/02/43	215,000	205,371
Archer-Daniels-Midland Co.
4.016%, 04/16/43	150,000	144,803
BAT International Finance plc
2.750%, 06/15/20 (144A)	255,000	259,902
3.250%, 06/07/22 (144A)	104,000	105,500
3.500%, 06/15/22 (144A)	215,000	220,970
3.950%, 06/15/25 (144A)	405,000	421,237
Bunge N.A. Finance L.P.
5.900%, 04/01/17	90,000	94,992
Bunge, Ltd. Finance Corp.
3.200%, 06/15/17	131,000	133,437
8.500%, 06/15/19	250,000	298,683
Cargill, Inc.
6.125%, 04/19/34 (144A)	325,000	401,151
7.350%, 03/06/19 (144A)	260,000	306,754
Imperial Tobacco Finance plc
3.750%, 07/21/22 (144A)	375,000	378,552
4.250%, 07/21/25 (144A)	305,000	308,799

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Philip Morris International, Inc.
3.375%, 08/11/25	490,000	$491,845
4.125%, 03/04/43	140,000	132,490
Reynolds American, Inc.
2.300%, 06/12/18	145,000	146,560
4.000%, 06/12/22	145,000	151,513
4.450%, 06/12/25	170,000	177,880
5.700%, 08/15/35	105,000	114,100
5.850%, 08/15/45	600,000	667,542

		6,922,885

Airlines—0.1%
Air Canada Pass-Through Trust
3.600%, 03/15/27 (144A)	305,000	295,850
American Airlines Pass-Through Trust
4.950%, 01/15/23	498,134	531,758
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	38,718	39,396
Delta Air Lines Pass-Through Trust
4.750%, 05/07/20	59,051	62,299
6.821%, 08/10/22	191,770	222,453
U.S. Airways Pass-Through Trust
3.950%, 11/15/25	234,263	235,154

		1,386,910

Auto Manufacturers—0.7%
American Honda Finance Corp.
1.500%, 09/11/17 (144A)	425,000	426,803
Daimler Finance North America LLC
1.450%, 08/01/16 (144A)	175,000	175,074
1.875%, 01/11/18 (144A)	205,000	203,645
2.250%, 09/03/19 (144A)	160,000	156,700
2.375%, 08/01/18 (144A)	665,000	665,962
2.450%, 05/18/20 (144A)	630,000	615,853
8.500%, 01/18/31	330,000	468,489
Ford Motor Co.
4.750%, 01/15/43	75,000	70,354
6.375%, 02/01/29	500,000	557,609
6.625%, 02/15/28	250,000	282,037
9.980%, 02/15/47	400,000	570,549
Ford Motor Credit Co. LLC
1.684%, 09/08/17	217,000	215,586
1.700%, 05/09/16	333,000	333,944
2.145%, 01/09/18	795,000	792,295
3.664%, 09/08/24	515,000	499,826
4.134%, 08/04/25	205,000	204,071
4.250%, 02/03/17	240,000	248,004
4.250%, 09/20/22	415,000	427,881
4.375%, 08/06/23	635,000	659,470
5.750%, 02/01/21	300,000	337,003
General Motors Co.
5.200%, 04/01/45	100,000	93,844
General Motors Financial Co., Inc.
3.450%, 04/10/22	525,000	504,990
4.000%, 01/15/25	300,000	284,100

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc.
4.250%, 05/15/23	320,000	313,469
4.300%, 07/13/25	380,000	367,617
Nissan Motor Acceptance Corp.
0.884%, 03/03/17 (144A) (d)	176,000	175,461
1.800%, 03/15/18 (144A)	146,000	146,448
1.950%, 09/12/17 (144A)	200,000	202,275
PACCAR Financial Corp.
0.800%, 02/08/16	217,000	217,243
1.600%, 03/15/17	150,000	151,382
Toyota Motor Credit Corp.
1.375%, 01/10/18	200,000	199,853
2.625%, 01/10/23 (a)	400,000	393,846
4.250%, 01/11/21	150,000	165,194
Volkswagen Group of America Finance LLC
1.650%, 05/22/18 (144A)	600,000	569,122

		11,695,999

Auto Parts & Equipment—0.0%
Johnson Controls, Inc.
2.600%, 12/01/16	75,000	76,189
3.625%, 07/02/24	98,000	95,319
4.950%, 07/02/64	50,000	44,344
5.500%, 01/15/16	135,000	136,823

		352,675

Banks—5.3%
ABN AMRO Bank NV
2.500%, 10/30/18 (144A)	350,000	354,904
4.750%, 07/28/25 (144A)	500,000	496,049
American Express Bank FSB
0.506%, 06/12/17 (d)	500,000	497,489
American Express Centurion Bank
6.000%, 09/13/17	250,000	271,013
Bank of America Corp.
2.000%, 01/11/18	100,000	100,370
3.300%, 01/11/23	205,000	203,433
3.875%, 03/22/17	485,000	501,052
3.875%, 08/01/25	195,000	197,709
3.950%, 04/21/25	1,260,000	1,225,772
4.000%, 04/01/24	486,000	500,243
4.100%, 07/24/23	326,000	338,711
4.125%, 01/22/24	500,000	522,696
4.250%, 10/22/26	527,000	521,000
5.000%, 01/21/44	550,000	579,195
5.625%, 10/14/16	800,000	836,426
6.400%, 08/28/17	275,000	298,426
7.625%, 06/01/19	250,000	294,232
Bank of America N.A.
0.617%, 06/15/16 (d)	250,000	249,298
1.650%, 03/26/18	255,000	254,798
1.750%, 06/05/18	1,090,000	1,087,420
5.300%, 03/15/17	1,400,000	1,470,686
Bank of Montreal
1.400%, 09/11/17	94,000	94,278

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Montreal
2.375%, 01/25/19	210,000	$213,119
2.550%, 11/06/22	213,000	209,262
Bank of New York Mellon Corp. (The)
1.969%, 06/20/17	500,000	506,587
2.600%, 08/17/20	570,000	578,391
3.550%, 09/23/21	352,000	369,835
4.600%, 01/15/20	200,000	219,739
4.950%, 06/20/20 (d)	630,000	620,550
Bank of Nova Scotia (The)
1.250%, 04/11/17	650,000	649,753
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
1.700%, 03/05/18 (144A)	535,000	531,850
Banque Federative du Credit Mutuel S.A.
1.700%, 01/20/17 (144A)	234,000	235,020
Barclays Bank plc
2.500%, 02/20/19	270,000	274,619
3.750%, 05/15/24	211,000	213,304
6.050%, 12/04/17 (144A)	460,000	497,466
7.750%, 04/10/23 (d)	375,000	401,719
Barclays plc
2.000%, 03/16/18	575,000	574,612
5.250%, 08/17/45	326,000	328,320
BB&T Corp.
2.050%, 06/19/18	139,000	140,398
2.150%, 03/22/17	350,000	354,615
3.950%, 03/22/22	175,000	185,035
BNP Paribas S.A.
2.375%, 05/21/20	820,000	822,681
2.700%, 08/20/18	262,000	268,009
7.375%, 08/19/25 (144A) (d)	235,000	236,469
BPCE S.A.
4.000%, 04/15/24 (a)	500,000	519,547
4.500%, 03/15/25 (144A)	200,000	192,468
5.700%, 10/22/23 (144A)	200,000	210,891
Branch Banking & Trust Co.
0.656%, 09/13/16 (d)	250,000	249,572
2.850%, 04/01/21	610,000	618,922
3.625%, 09/16/25	430,000	430,348
Canadian Imperial Bank of Commerce
1.550%, 01/23/18	400,000	400,884
Capital One Financial Corp.
1.000%, 11/06/15	91,000	91,022
Capital One N.A.
1.500%, 03/22/18	500,000	493,157
Citigroup, Inc.
2.150%, 07/30/18	181,000	181,898
2.500%, 09/26/18	825,000	835,955
2.500%, 07/29/19	215,000	216,359
3.300%, 04/27/25	605,000	589,289
3.750%, 06/16/24	165,000	167,823
4.300%, 11/20/26	435,000	430,777
4.400%, 06/10/25	180,000	181,032
4.450%, 09/29/27	670,000	666,387
4.950%, 11/07/43	285,000	295,658
5.500%, 09/13/25	101,000	109,856

Banks—(Continued)
Citigroup, Inc.
6.125%, 05/15/18	1,200,000	1,326,402
6.625%, 01/15/28	2,400,000	2,901,955
Comerica Bank
5.200%, 08/22/17	250,000	265,344
5.750%, 11/21/16	376,000	394,467
Comerica, Inc.
3.800%, 07/22/26	172,000	171,540
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.875%, 02/08/22	350,000	368,619
3.950%, 11/09/22	500,000	502,158
4.375%, 08/04/25	477,000	477,342
5.250%, 08/04/45	255,000	258,058
Credit Agricole S.A.
2.750%, 06/10/20 (144A)	640,000	649,225
8.125%, 09/19/33 (144A) (d)	400,000	436,880
Credit Suisse
1.750%, 01/29/18	975,000	975,089
3.625%, 09/09/24	1,780,000	1,782,951
Credit Suisse AG
6.500%, 08/08/23 (144A)	200,000	215,250
Credit Suisse Group Funding Guernsey, Ltd.
4.875%, 05/15/45 (144A)	250,000	244,987
Danske Bank A/S
2.750%, 09/17/20 (144A) (a)	360,000	362,812
Deutsche Bank AG
1.875%, 02/13/18	285,000	284,213
2.950%, 08/20/20	610,000	612,714
3.700%, 05/30/24	133,000	132,037
Discover Bank
2.000%, 02/21/18	700,000	695,863
3.100%, 06/04/20	895,000	903,664
3.200%, 08/09/21	295,000	294,838
Fifth Third Bancorp
3.625%, 01/25/16	155,000	156,365
8.250%, 03/01/38	50,000	72,351
Fifth Third Bank
0.900%, 02/26/16	750,000	750,031
1.350%, 06/01/17	540,000	539,773
Goldman Sachs Group, Inc. (The)
2.375%, 01/22/18	1,230,000	1,246,065
2.550%, 10/23/19	935,000	941,063
2.600%, 04/23/20	131,000	131,356
2.625%, 01/31/19	95,000	96,176
2.750%, 09/15/20	625,000	628,184
2.900%, 07/19/18	509,000	522,210
3.500%, 01/23/25	366,000	360,202
3.625%, 01/22/23	630,000	638,212
3.750%, 05/22/25	530,000	531,100
3.850%, 07/08/24	362,000	369,020
4.000%, 03/03/24	530,000	545,509
4.800%, 07/08/44	190,000	192,604
5.150%, 05/22/45	590,000	579,119
5.250%, 07/27/21	800,000	892,193
5.950%, 01/18/18	490,000	535,329

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
6.125%, 02/15/33	1,000,000	$1,195,967
6.150%, 04/01/18	510,000	561,687
HSBC Bank plc
1.500%, 05/15/18 (144A)	564,000	560,890
4.125%, 08/12/20 (144A)	160,000	173,372
HSBC Bank USA N.A.
4.875%, 08/24/20	500,000	550,129
5.875%, 11/01/34	1,500,000	1,744,335
HSBC USA, Inc.
1.625%, 01/16/18	300,000	299,148
2.350%, 03/05/20	545,000	537,511
2.375%, 11/13/19	795,000	793,293
2.750%, 08/07/20	1,360,000	1,364,929
Industrial & Commercial Bank of China, Ltd.
2.351%, 11/13/17	250,000	251,673
Intesa Sanpaolo S.p.A.
5.250%, 01/12/24	455,000	485,783
KeyBank N.A.
1.650%, 02/01/18	500,000	500,395
KeyCorp
5.100%, 03/24/21	200,000	221,295
Lloyds Bank plc
2.700%, 08/17/20	635,000	644,112
3.500%, 05/14/25	340,000	336,292
Lloyds Banking Group plc
4.500%, 11/04/24 (a)	500,000	502,625
Macquarie Bank, Ltd.
4.000%, 07/29/25 (144A)	400,000	403,953
5.000%, 02/22/17 (144A)	622,000	650,792
Mizuho Bank, Ltd.
1.300%, 04/16/17 (144A)	200,000	199,248
2.450%, 04/16/19 (144A)	200,000	201,359
Morgan Stanley
2.375%, 07/23/19	375,000	375,039
2.500%, 01/24/19	641,000	649,749
2.650%, 01/27/20	15,000	15,071
2.800%, 06/16/20	370,000	372,094
3.700%, 10/23/24	315,000	316,503
3.750%, 02/25/23	367,000	375,894
3.875%, 04/29/24	725,000	740,523
3.950%, 04/23/27	635,000	611,555
4.000%, 07/23/25	465,000	475,227
4.300%, 01/27/45	400,000	380,151
4.350%, 09/08/26	1,000,000	1,005,146
5.500%, 01/26/20	100,000	111,800
5.550%, 04/27/17	650,000	689,772
5.625%, 09/23/19	1,100,000	1,228,870
6.250%, 08/09/26	875,000	1,051,581
MUFG Union Bank N.A.
2.250%, 05/06/19	415,000	415,985
2.625%, 09/26/18	400,000	406,674
National City Bank
5.800%, 06/07/17	500,000	532,731
National City Bank of Indiana
4.250%, 07/01/18	250,000	265,587

Banks—(Continued)
Northern Trust Corp.
3.375%, 08/23/21	500,000	528,706
PNC Bank N.A.
4.200%, 11/01/25	250,000	262,630
6.875%, 04/01/18	350,000	390,537
PNC Financial Services Group, Inc. (The)
4.850%, 06/01/23 (d)	320,000	299,600
Royal Bank of Canada
1.500%, 01/16/18	460,000	459,772
2.200%, 07/27/18	750,000	761,233
Royal Bank of Scotland plc (The)
6.125%, 01/11/21	35,000	40,731
Santander UK Group Holdings plc
5.625%, 09/15/45	260,000	257,796
Santander UK plc
5.000%, 11/07/23 (144A)	475,000	493,782
Skandinaviska Enskilda Banken AB
1.750%, 03/19/18 (144A)	445,000	444,685
2.375%, 11/20/18 (144A)	400,000	405,034
2.450%, 05/27/20 (144A)	535,000	540,285
Standard Chartered plc
5.200%, 01/26/24 (144A) (a)	350,000	349,646
State Street Bank and Trust Co.
5.250%, 10/15/18	215,000	238,114
State Street Corp.
2.550%, 08/18/20	71,000	71,938
3.100%, 05/15/23	90,000	88,635
3.300%, 12/16/24	136,000	137,373
3.550%, 08/18/25	115,000	117,327
3.700%, 11/20/23	369,000	385,591
5.250%, 09/15/20 (d)	405,000	405,000
SunTrust Banks, Inc.
2.350%, 11/01/18	113,000	114,260
2.750%, 05/01/23	300,000	288,636
6.000%, 09/11/17	150,000	162,170
Svenska Handelsbanken AB
2.400%, 10/01/20	950,000	950,810
Swedbank AB
1.750%, 03/12/18 (144A)	875,000	878,390
Toronto-Dominion Bank (The)
1.400%, 04/30/18 (a)	348,000	346,200
U.S. Bancorp
2.200%, 11/15/16	175,000	177,545
UBS AG
1.800%, 03/26/18	940,000	939,522
2.375%, 08/14/19	1,150,000	1,154,933
4.875%, 08/04/20	250,000	277,486
Wachovia Corp.
6.605%, 10/01/25	222,000	270,193
Wells Fargo & Co.
2.150%, 01/30/20	415,000	413,982
3.550%, 09/29/25	315,000	315,118
4.100%, 06/03/26	161,000	162,422
4.300%, 07/22/27	542,000	552,374
4.480%, 01/16/24	55,000	57,738
4.650%, 11/04/44	2,015,000	1,984,557

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
5.375%, 11/02/43	350,000	$385,464
5.625%, 12/11/17	700,000	761,204
5.875%, 06/15/25 (d)	269,000	275,389
Westpac Banking Corp.
4.875%, 11/19/19	400,000	442,758

		89,979,974

Beverages—0.5%
Anheuser-Busch Cos. LLC
5.750%, 04/01/36	60,000	69,161
5.950%, 01/15/33	100,000	116,591
6.750%, 12/15/27	65,000	80,777
6.800%, 08/20/32	420,000	527,477
Anheuser-Busch InBev Finance, Inc.
2.625%, 01/17/23 (a)	195,000	185,337
3.700%, 02/01/24	65,000	65,896
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/22	437,000	418,158
5.375%, 01/15/20	830,000	927,053
6.375%, 01/15/40	300,000	355,835
8.000%, 11/15/39	50,000	72,224
Bottling Group LLC
5.125%, 01/15/19	250,000	276,272
Brown-Forman Corp.
1.000%, 01/15/18	122,000	119,444
4.500%, 07/15/45	113,000	118,465
Coca-Cola Co.(The)
7.375%, 07/29/93	100,000	140,209
Coca-Cola Refreshments USA, Inc.
7.000%, 05/15/98	100,000	132,077
8.000%, 09/15/22	324,000	422,267
Diageo Capital plc
4.828%, 07/15/20	250,000	277,640
4.850%, 05/15/18	46,000	49,446
Diageo Investment Corp.
2.875%, 05/11/22	200,000	197,844
7.450%, 04/15/35	70,000	96,282
Dr Pepper Snapple Group, Inc.
2.000%, 01/15/20	92,000	90,527
Heineken NV
4.000%, 10/01/42 (144A)	575,000	520,976
PepsiCo, Inc.
2.250%, 01/07/19 (a)	319,000	325,504
3.100%, 07/17/22	741,000	758,924
3.500%, 07/17/25	60,000	61,563
4.500%, 01/15/20	276,000	305,266
4.600%, 07/17/45	275,000	287,383
5.500%, 01/15/40	150,000	175,027
SABMiller plc
6.500%, 07/15/18 (144A)	250,000	278,698
6.625%, 08/15/33 (144A)	150,000	182,940

		7,635,263

Biotechnology—0.5%
Amgen, Inc.
3.125%, 05/01/25	675,000	646,312
3.625%, 05/22/24	500,000	501,466
3.875%, 11/15/21	575,000	605,891
5.150%, 11/15/41	75,000	77,081
5.375%, 05/15/43	158,000	168,456
6.375%, 06/01/37	500,000	592,604
6.400%, 02/01/39	100,000	118,618
6.900%, 06/01/38	100,000	125,575
Biogen, Inc.
2.900%, 09/15/20	207,000	209,095
3.625%, 09/15/22	340,000	342,679
5.200%, 09/15/45	265,000	267,398
Celgene Corp.
2.300%, 08/15/18	315,000	318,857
2.875%, 08/15/20	120,000	121,089
3.250%, 08/15/22	174,000	174,274
3.550%, 08/15/22	145,000	147,188
3.875%, 08/15/25	315,000	315,059
4.000%, 08/15/23	800,000	822,592
5.000%, 08/15/45	361,000	358,075
Gilead Sciences, Inc.
3.250%, 09/01/22	498,000	501,905
3.500%, 02/01/25	230,000	231,634
3.650%, 03/01/26	310,000	311,443
3.700%, 04/01/24	1,200,000	1,227,919
4.400%, 12/01/21	125,000	135,455
4.500%, 04/01/21	100,000	108,760
4.500%, 02/01/45	175,000	168,183
4.600%, 09/01/35	143,000	143,123
4.750%, 03/01/46	160,000	160,738
4.800%, 04/01/44	60,000	60,350

		8,961,819

Building Materials—0.0%
CRH America, Inc.
3.875%, 05/18/25 (144A)	334,000	334,519

Chemicals—0.3%
Agrium, Inc.
3.375%, 03/15/25	390,000	369,229
CF Industries, Inc.
4.950%, 06/01/43	65,000	59,692
5.375%, 03/15/44	100,000	97,089
Dow Chemical Co. (The)
3.000%, 11/15/22	54,000	52,199
4.125%, 11/15/21 (a)	55,000	57,457
8.550%, 05/15/19	45,000	54,399
Ecolab, Inc.
1.450%, 12/08/17	70,000	69,656
4.350%, 12/08/21	290,000	313,816
EI du Pont de Nemours & Co.
6.500%, 01/15/28	40,000	50,134
LYB International Finance B.V.
4.875%, 03/15/44	435,000	412,129

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Monsanto Co.
1.150%, 06/30/17	325,000	$323,949
Mosaic Co. (The)
4.250%, 11/15/23	177,000	179,483
4.875%, 11/15/41	100,000	94,941
Mosaic Global Holdings, Inc.
7.300%, 01/15/28	23,000	28,944
7.375%, 08/01/18	800,000	899,924
Potash Corp. of Saskatchewan, Inc.
5.875%, 12/01/36	400,000	447,168
PPG Industries, Inc.
3.600%, 11/15/20	155,000	162,905
Praxair, Inc.
2.200%, 08/15/22	30,000	28,653
4.050%, 03/15/21	300,000	324,826
Union Carbide Corp.
7.500%, 06/01/25	701,000	857,716
7.750%, 10/01/96	100,000	123,209
7.875%, 04/01/23	30,000	37,191

		5,044,709

Commercial Services—0.1%
ADT Corp. (The)
3.500%, 07/15/22 (a)	423,000	374,355
4.125%, 06/15/23 (a)	27,000	24,300
4.875%, 07/15/42	200,000	144,000
California Institute of Technology
4.700%, 11/01/2111	165,000	162,424
ERAC USA Finance LLC
1.400%, 04/15/16 (144A)	11,000	11,007
3.300%, 10/15/22 (144A)	100,000	99,869
6.700%, 06/01/34 (144A)	500,000	599,527
University of Pennsylvania
4.674%, 09/01/2112	254,000	244,659

		1,660,141

Computers—0.4%
Apple, Inc.
0.550%, 05/03/18 (d)	305,000	305,143
2.150%, 02/09/22	695,000	677,652
2.700%, 05/13/22	230,000	231,316
2.850%, 05/06/21	1,362,000	1,396,840
3.450%, 02/09/45	415,000	351,330
3.850%, 05/04/43	543,000	495,209
4.375%, 05/13/45	320,000	316,806
EMC Corp.
3.375%, 06/01/23 (a)	620,000	614,431
HP Enterprise Services LLC
7.450%, 10/15/29	138,000	177,167
International Business Machines Corp.
1.625%, 05/15/20	105,000	103,641
1.875%, 05/15/19 (a)	1,020,000	1,027,606
3.375%, 08/01/23	115,000	117,125
3.625%, 02/12/24 (a)	605,000	623,425
7.625%, 10/15/18	300,000	352,226

		6,789,917

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The)
1.900%, 11/01/19	288,000	290,948
5.500%, 02/01/34	117,000	141,608
5.800%, 08/15/34	300,000	377,463
8.000%, 10/26/29	160,000	235,374

		1,045,393

Distribution/Wholesale—0.0%
WW Grainger, Inc.
4.600%, 06/15/45	277,000	291,773

Diversified Financial Services—0.8%
AIG Global Funding
1.650%, 12/15/17 (144A)	310,000	310,679
Air Lease Corp.
2.625%, 09/04/18	495,000	494,346
American Express Co.
1.550%, 05/22/18	158,000	157,107
3.625%, 12/05/24	475,000	469,960
7.000%, 03/19/18	250,000	280,874
American Express Credit Corp.
1.300%, 07/29/16	461,000	462,779
Ameriprise Financial, Inc.
5.650%, 11/15/15	144,000	144,778
BlackRock, Inc.
3.375%, 06/01/22	55,000	56,875
3.500%, 03/18/24	45,000	46,227
6.250%, 09/15/17	250,000	273,730
Blackstone Holdings Finance Co. LLC
4.450%, 07/15/45 (144A)	66,000	62,227
5.875%, 03/15/21 (144A)	250,000	286,992
Capital One Bank USA N.A.
2.250%, 02/13/19	435,000	433,454
3.375%, 02/15/23	1,485,000	1,444,405
Charles Schwab Corp. (The)
4.450%, 07/22/20	400,000	441,254
CME Group, Inc.
3.000%, 09/15/22	300,000	303,572
General Electric Capital Corp.
1.500%, 07/12/16	750,000	755,385
1.600%, 11/20/17	350,000	354,576
2.100%, 12/11/19	35,000	34,946
4.375%, 09/16/20	520,000	573,693
5.500%, 01/08/20	1,500,000	1,716,577
5.625%, 09/15/17	500,000	544,614
5.875%, 01/14/38	105,000	130,943
6.250%, 12/15/22 (d)	200,000	217,000
6.750%, 03/15/32	1,000,000	1,354,170
HSBC Finance Corp.
0.754%, 06/01/16 (d)	100,000	99,818
Intercontinental Exchange, Inc.
4.000%, 10/15/23	118,000	122,876
Invesco Finance plc
5.375%, 11/30/43	75,000	83,582

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Jefferies Group LLC
5.125%, 04/13/18	75,000	$78,731
6.875%, 04/15/21	375,000	421,445
National Rural Utilities Cooperative Finance Corp.
2.850%, 01/27/25	340,000	329,528
8.000%, 03/01/32	400,000	557,315
10.375%, 11/01/18	40,000	49,997
Synchrony Financial
2.700%, 02/03/20	125,000	123,586
3.750%, 08/15/21	430,000	434,397
4.250%, 08/15/24	155,000	154,422

		13,806,860

Electric—2.1%
Alabama Power Co.
3.750%, 03/01/45	235,000	212,625
4.150%, 08/15/44	35,000	33,715
5.500%, 10/15/17	147,000	158,160
5.700%, 02/15/33	150,000	172,912
American Electric Power Co., Inc.
1.650%, 12/15/17	119,000	118,633
Appalachian Power Co.
5.800%, 10/01/35	150,000	170,062
Arizona Public Service Co.
8.750%, 03/01/19	165,000	200,519
Atlantic City Electric Co.
7.750%, 11/15/18	135,000	156,912
Baltimore Gas & Electric Co.
2.800%, 08/15/22	143,000	141,717
3.350%, 07/01/23	460,000	466,978
Berkshire Hathaway Energy Co.
3.500%, 02/01/25	670,000	673,752
4.500%, 02/01/45	195,000	193,295
CenterPoint Energy Houston Electric LLC
5.600%, 07/01/23	381,000	446,903
6.950%, 03/15/33	100,000	133,559
Cleveland Electric Illuminating Co. (The)
5.500%, 08/15/24	187,000	213,130
7.880%, 11/01/17	315,000	353,643
CMS Energy Corp.
3.875%, 03/01/24	138,000	141,338
Commonwealth Edison Co.
4.600%, 08/15/43	250,000	261,498
5.875%, 02/01/33	150,000	180,634
6.450%, 01/15/38	175,000	227,076
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	300,000	284,395
4.625%, 12/01/54	175,000	175,617
5.700%, 12/01/36	300,000	355,444
5.850%, 04/01/18	180,000	198,792
Consumers Energy Co.
3.125%, 08/31/24	300,000	303,316
3.950%, 05/15/43	200,000	196,430
5.650%, 04/15/20	350,000	402,649
Dominion Resources, Inc.
3.625%, 12/01/24	260,000	259,900

Electric—(Continued)
Dominion Resources, Inc.
3.900%, 10/01/25	375,000	379,220
4.450%, 03/15/21	411,000	442,868
4.700%, 12/01/44	365,000	361,581
5.250%, 08/01/33	400,000	431,127
DTE Electric Co.
3.375%, 03/01/25	250,000	256,784
5.450%, 02/15/35	30,000	33,814
5.700%, 10/01/37	250,000	304,597
DTE Energy Co.
3.850%, 12/01/23	137,000	142,803
Duke Energy Carolinas LLC
4.300%, 06/15/20	538,000	590,918
6.000%, 12/01/28	200,000	243,785
6.000%, 01/15/38	60,000	75,313
Duke Energy Corp.
0.705%, 04/03/17 (d)	108,000	107,696
3.050%, 08/15/22	415,000	412,754
3.750%, 04/15/24	430,000	442,699
6.250%, 06/15/18	375,000	417,624
Duke Energy Progress LLC
4.150%, 12/01/44	305,000	306,861
4.200%, 08/15/45	370,000	374,345
6.125%, 09/15/33	500,000	619,578
EDP Finance B.V.
4.125%, 01/15/20 (144A)	335,000	339,561
Electricite de France S.A.
2.150%, 01/22/19 (144A)	240,000	242,481
4.875%, 01/22/44 (144A)	165,000	175,421
Entergy Arkansas, Inc.
3.050%, 06/01/23	51,000	50,136
Entergy Corp.
4.000%, 07/15/22	270,000	278,824
Exelon Corp.
1.550%, 06/09/17	305,000	304,462
3.950%, 06/15/25	89,000	89,830
5.100%, 06/15/45	—	0
Exelon Generation Co. LLC
2.950%, 01/15/20	260,000	263,446
FirstEnergy Solutions Corp.
6.800%, 08/15/39	180,000	179,047
Florida Power & Light Co.
4.050%, 10/01/44	190,000	190,157
4.950%, 06/01/35	300,000	331,953
5.625%, 04/01/34	110,000	132,647
Indiana Michigan Power Co.
3.200%, 03/15/23	250,000	250,275
ITC Holdings Corp.
3.650%, 06/15/24	285,000	285,878
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	505,000	506,853
6.150%, 06/01/37	100,000	110,454
Kansas City Power & Light Co.
3.150%, 03/15/23	100,000	99,295
6.375%, 03/01/18	150,000	166,854
7.150%, 04/01/19	250,000	292,488

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Kansas Gas & Electric Co.
4.300%, 07/15/44 (144A)	190,000	$194,262
Kentucky Utilities Co.
3.300%, 10/01/25	340,000	345,029
4.375%, 10/01/45	135,000	139,174
LG&E and KU Energy LLC
2.125%, 11/15/15	235,000	235,383
Louisville Gas & Electric Co.
4.375%, 10/01/45	65,000	67,209
5.125%, 11/15/40	125,000	141,376
Metropolitan Edison Co.
3.500%, 03/15/23 (144A)	220,000	219,149
4.000%, 04/15/25 (144A)	230,000	234,354
MidAmerican Energy Co.
3.700%, 09/15/23	300,000	315,572
Mississippi Power Co.
4.250%, 03/15/42	120,000	104,048
Nevada Power Co.
6.500%, 08/01/18	425,000	479,466
6.650%, 04/01/36	150,000	191,094
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/19	159,000	158,531
7.875%, 12/15/15	100,000	101,415
Niagara Mohawk Power Corp.
4.278%, 10/01/34 (144A)	264,000	266,224
Nisource Finance Corp.
4.800%, 02/15/44	455,000	470,629
5.450%, 09/15/20	1,075,000	1,208,597
6.250%, 12/15/40	75,000	90,580
6.800%, 01/15/19	227,000	259,793
Northern States Power Co.
2.150%, 08/15/22	500,000	482,763
Oglethorpe Power Corp.
4.550%, 06/01/44	60,000	59,219
5.375%, 11/01/40	115,000	126,369
Oklahoma Gas & Electric Co.
4.550%, 03/15/44	170,000	176,786
Oncor Electric Delivery Co. LLC
2.150%, 06/01/19	240,000	239,352
2.950%, 04/01/25 (144A)	30,000	28,840
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	88,085
3.250%, 06/15/23	300,000	302,022
3.400%, 08/15/24	595,000	596,729
4.300%, 03/15/45	195,000	193,383
4.750%, 02/15/44	140,000	147,393
5.800%, 03/01/37	255,000	303,060
6.050%, 03/01/34	250,000	301,864
PacifiCorp
2.950%, 02/01/22	570,000	571,848
5.500%, 01/15/19	65,000	72,748
5.900%, 08/15/34	15,000	17,589
6.100%, 08/01/36	116,000	146,687
6.250%, 10/15/37	260,000	331,207
7.700%, 11/15/31	40,000	55,762

Electric—(Continued)
Peco Energy Co.
2.375%, 09/15/22	250,000	240,993
5.350%, 03/01/18	530,000	579,254
PPL Capital Funding, Inc.
3.500%, 12/01/22	775,000	783,997
6.700%, 03/30/67 (d)	305,000	260,012
PPL Electric Utilities Corp.
2.500%, 09/01/22	86,000	83,891
4.750%, 07/15/43	42,000	46,031
Progress Energy, Inc.
7.000%, 10/30/31	325,000	412,106
PSEG Power LLC
4.150%, 09/15/21	110,000	115,225
4.300%, 11/15/23 (a)	74,000	75,825
5.320%, 09/15/16	45,000	46,681
5.500%, 12/01/15	428,000	431,160
Public Service Co. of Colorado
2.250%, 09/15/22	47,000	45,677
3.950%, 03/15/43	200,000	195,728
5.125%, 06/01/19	150,000	166,549
5.800%, 08/01/18	130,000	145,472
Public Service Co. of New Hampshire
3.500%, 11/01/23	55,000	56,936
6.000%, 05/01/18	410,000	451,635
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	56,088
6.625%, 11/15/37	100,000	130,086
Public Service Electric & Gas Co.
3.650%, 09/01/42	56,000	52,032
Puget Sound Energy, Inc.
4.300%, 05/20/45	175,000	178,952
6.974%, 06/01/67 (d)	450,000	384,583
San Diego Gas & Electric Co.
5.350%, 05/15/35	100,000	118,467
6.000%, 06/01/26	100,000	124,441
Sierra Pacific Power Co.
6.750%, 07/01/37	150,000	200,474
South Carolina Electric & Gas Co.
4.500%, 06/01/64	19,000	18,063
Southern California Edison Co.
2.400%, 02/01/22	715,000	707,492
3.500%, 10/01/23	239,000	248,565
3.600%, 02/01/45	180,000	165,441
4.650%, 10/01/43	200,000	216,012
Southern Power Co.
5.150%, 09/15/41	235,000	233,904
5.250%, 07/15/43	140,000	144,152
Southwestern Electric Power Co.
3.900%, 04/01/45	340,000	301,569
TECO Finance, Inc.
6.572%, 11/01/17	150,000	164,919
Toledo Edison Co. (The)
6.150%, 05/15/37	250,000	288,911
7.250%, 05/01/20	15,000	17,613
Trans-Allegheny Interstate Line Co.
3.850%, 06/01/25 (144A)	300,000	301,361

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Tri-State Generation & Transmission Association, Inc.
4.700%, 11/01/44	150,000	$153,764
Virginia Electric & Power Co.
1.200%, 01/15/18	33,000	32,886
3.450%, 02/15/24	122,000	124,587
Xcel Energy, Inc.
0.750%, 05/09/16	95,000	94,991
3.300%, 06/01/25	215,000	213,128
4.700%, 05/15/20	245,000	266,217

		35,607,494

Electrical Components & Equipment—0.0%
Emerson Electric Co.
5.250%, 10/15/18	375,000	414,285
6.000%, 08/15/32	70,000	85,192

		499,477

Electronics—0.1%
Arrow Electronics, Inc.
3.000%, 03/01/18	26,000	26,294
7.500%, 01/15/27	661,000	794,514
Honeywell International, Inc.
5.300%, 03/15/17	105,000	111,723
Koninklijke Philips NV
3.750%, 03/15/22	100,000	101,676
6.875%, 03/11/38	100,000	117,850
Thermo Fisher Scientific, Inc.
1.300%, 02/01/17	176,000	175,907
4.150%, 02/01/24	703,000	728,148

		2,056,112

Engineering & Construction—0.0%
ABB Finance USA, Inc.
2.875%, 05/08/22	100,000	99,104

Environmental Control—0.1%
Republic Services, Inc.
5.500%, 09/15/19	600,000	670,196
6.086%, 03/15/35	230,000	267,928
Waste Management, Inc.
2.900%, 09/15/22	354,000	350,710
3.900%, 03/01/35	42,000	39,573

		1,328,407

Food—0.4%
ConAgra Foods, Inc.
2.100%, 03/15/18	21,000	20,925
3.250%, 09/15/22	200,000	194,743
4.650%, 01/25/43	75,000	68,285
6.625%, 08/15/39	125,000	137,175
7.125%, 10/01/26	40,000	47,407
General Mills, Inc.
3.150%, 12/15/21	244,000	248,707
5.650%, 02/15/19	500,000	556,268

Food—(Continued)
J Sainsbury plc
1.250%, 11/21/19 (GBP)	800,000	1,205,661
J.M. Smucker Co. (The)
3.500%, 03/15/25 (144A)	280,000	278,258
Kellogg Co.
4.000%, 12/15/20	64,000	68,337
7.450%, 04/01/31	500,000	647,041
Kraft Foods Group, Inc.
5.000%, 06/04/42	130,000	133,338
6.125%, 08/23/18	590,000	658,145
6.875%, 01/26/39	300,000	372,930
Kraft Heinz Foods Co.
3.950%, 07/15/25 (144A)	523,000	535,125
5.200%, 07/15/45 (144A)	494,000	523,170
Kroger Co. (The)
2.300%, 01/15/19	70,000	70,400
3.850%, 08/01/23	235,000	242,686
6.400%, 08/15/17	100,000	108,907
7.700%, 06/01/29	110,000	149,434
8.000%, 09/15/29	400,000	549,440
Mondelez International, Inc.
4.000%, 02/01/24	220,000	227,978
Sysco Corp.
3.750%, 10/01/25	83,000	83,873
4.850%, 10/01/45	73,000	74,678
Tyson Foods, Inc.
2.650%, 08/15/19	96,000	96,724
4.875%, 08/15/34	250,000	254,772

		7,554,407

Forest Products & Paper—0.0%
International Paper Co.
3.800%, 01/15/26	565,000	556,660

Gas—0.3%
AGL Capital Corp.
5.875%, 03/15/41	147,000	171,681
6.000%, 10/01/34	250,000	291,491
6.375%, 07/15/16	450,000	467,905
Atmos Energy Corp.
6.350%, 06/15/17	355,000	383,620
8.500%, 03/15/19	350,000	419,365
CenterPoint Energy Resources Corp.
5.850%, 01/15/41	246,000	284,273
Dominion Gas Holdings LLC
2.500%, 12/15/19	160,000	161,697
3.600%, 12/15/24	60,000	59,739
4.800%, 11/01/43	765,000	751,984
Sempra Energy
2.400%, 03/15/20	120,000	119,877
2.875%, 10/01/22	580,000	568,783
6.500%, 06/01/16	350,000	362,289
9.800%, 02/15/19	200,000	247,512

		4,290,216

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.3%
Baxter International, Inc.
1.850%, 06/15/18	57,000	$56,982
4.500%, 08/15/19	125,000	135,122
Becton Dickinson & Co.
2.675%, 12/15/19	386,000	390,317
3.734%, 12/15/24	165,000	167,973
4.685%, 12/15/44	300,000	300,249
Covidien International Finance S.A.
6.000%, 10/15/17	200,000	218,418
CR Bard, Inc.
1.375%, 01/15/18	250,000	247,797
Life Technologies Corp.
3.500%, 01/15/16 (a)	300,000	301,955
Medtronic, Inc.
3.150%, 03/15/22	2,225,000	2,256,791
3.500%, 03/15/25	335,000	341,815
4.375%, 03/15/35	375,000	379,085
4.625%, 03/15/45	400,000	412,439
Zimmer Biomet Holdings, Inc.
2.000%, 04/01/18	525,000	525,655

		5,734,598

Healthcare-Services—0.4%
Aetna, Inc.
3.500%, 11/15/24	250,000	248,692
4.125%, 06/01/21	916,000	970,761
Anthem, Inc.
2.300%, 07/15/18	510,000	512,161
3.125%, 05/15/22	100,000	98,980
3.300%, 01/15/23	35,000	34,636
3.500%, 08/15/24	165,000	163,334
5.100%, 01/15/44	460,000	478,102
5.950%, 12/15/34	700,000	773,695
Cigna Corp.
4.000%, 02/15/22	240,000	248,617
5.125%, 06/15/20	330,000	368,525
Howard Hughes Medical Institute
3.500%, 09/01/23	200,000	209,341
Laboratory Corp. of America Holdings
3.200%, 02/01/22	215,000	214,000
Roche Holdings, Inc.
2.250%, 09/30/19 (144A)	300,000	304,599
UnitedHealth Group, Inc.
2.700%, 07/15/20	130,000	133,020
2.750%, 02/15/23	46,000	45,328
2.875%, 12/15/21	400,000	406,046
2.875%, 03/15/23	300,000	298,886
3.750%, 07/15/25	205,000	211,896
3.950%, 10/15/42	250,000	235,542
4.625%, 07/15/35	155,000	163,546
4.700%, 02/15/21	64,000	71,238
4.750%, 07/15/45	35,000	36,946
5.375%, 03/15/16	77,000	78,517
5.800%, 03/15/36	225,000	268,832
6.625%, 11/15/37	175,000	225,034

		6,800,274

Holding Companies-Diversified—0.0%
Hutchison Whampoa International, Ltd.
2.000%, 11/08/17 (144A)	200,000	200,748
MUFG Americas Holdings Corp.
3.000%, 02/10/25	145,000	138,595

		339,343

Home Furnishings—0.0%
Samsung Electronics America, Inc.
1.750%, 04/10/17 (144A)	245,000	245,196

Household Products/Wares—0.0%
Kimberly-Clark Corp.
5.300%, 03/01/41	225,000	263,023
6.125%, 08/01/17	98,000	106,835

		369,858

Insurance—0.8%
ACE INA Holdings, Inc.
2.700%, 03/13/23	200,000	194,002
5.800%, 03/15/18 (a)	401,000	441,620
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	335,000	432,184
Allstate Corp. (The)
3.150%, 06/15/23	173,000	174,791
American International Group, Inc.
3.875%, 01/15/35	75,000	68,991
4.500%, 07/16/44	335,000	328,936
4.700%, 07/10/35	150,000	154,618
4.800%, 07/10/45	385,000	393,032
Aon Corp.
3.125%, 05/27/16	100,000	101,416
5.000%, 09/30/20	200,000	221,778
Berkshire Hathaway Finance Corp.
1.300%, 05/15/18	129,000	129,264
3.000%, 05/15/22	400,000	405,346
4.300%, 05/15/43	285,000	274,547
Berkshire Hathaway, Inc.
4.500%, 02/11/43	210,000	209,262
CNA Financial Corp.
7.250%, 11/15/23	153,000	181,829
7.350%, 11/15/19	245,000	290,118
Five Corners Funding Trust
4.419%, 11/15/23 (144A)	120,000	125,510
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	220,000	241,142
Liberty Mutual Insurance Co.
8.500%, 05/15/25 (144A)	500,000	634,234
Lincoln National Corp.
6.250%, 02/15/20	375,000	434,364
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	401,000	594,727
MassMutual Global Funding II
2.000%, 04/05/17 (144A)	250,000	253,230
Nationwide Mutual Insurance Co.
7.875%, 04/01/33 (144A)	200,000	261,050

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	135,000	$177,260
9.375%, 08/15/39 (144A)	138,000	209,020
New York Life Global Funding
2.150%, 06/18/19 (144A)	365,000	368,126
2.450%, 07/14/16 (144A)	150,000	152,227
New York Life Insurance Co.
5.875%, 05/15/33 (144A)	400,000	474,124
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	200,000	298,134
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	617,000	615,965
2.200%, 05/16/19 (144A)	280,000	281,987
Principal Financial Group, Inc.
6.050%, 10/15/36	100,000	116,314
Principal Life Global Funding II
0.697%, 05/27/16 (144A) (d)	500,000	500,277
Prudential Financial, Inc.
3.500%, 05/15/24	550,000	552,977
5.100%, 08/15/43	200,000	212,079
5.200%, 03/15/44 (d)	445,000	437,073
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	800,000	1,066,549
Reliance Standard Life Global Funding II
2.375%, 05/04/20 (144A)	475,000	473,073
Swiss Re Treasury U.S. Corp.
4.250%, 12/06/42 (144A)	120,000	114,553
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	136,000	139,903
Travelers Cos., Inc. (The)
3.900%, 11/01/20	25,000	27,040
6.750%, 06/20/36	175,000	228,035
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	124,945
Voya Financial, Inc.
2.900%, 02/15/18	565,000	576,909

		13,692,561

Internet—0.1%
Amazon.com, Inc.
2.600%, 12/05/19	267,000	273,606
3.800%, 12/05/24	790,000	808,663
4.800%, 12/05/34	189,000	194,209
4.950%, 12/05/44	90,000	91,940
eBay, Inc.
2.600%, 07/15/22	545,000	503,721
2.875%, 08/01/21	100,000	97,502

		1,969,641

Iron/Steel—0.1%
Glencore Funding LLC
4.000%, 04/16/25 (144A) (a)	155,000	119,737
4.625%, 04/29/24 (144A)	520,000	390,000

Iron/Steel—(Continued)
Nucor Corp.
4.000%, 08/01/23	90,000	91,713
5.200%, 08/01/43	198,000	202,892
5.850%, 06/01/18	550,000	600,154
Vale S.A.
5.625%, 09/11/42 (a)	270,000	184,950

		1,589,446

Machinery—0.0%
Pentair Finance S.A.
4.650%, 09/15/25	137,000	138,484

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp.
1.700%, 06/16/18	760,000	762,942
7.050%, 10/01/18	155,000	178,772
Caterpillar, Inc.
4.300%, 05/15/44	350,000	339,635
5.300%, 09/15/35	400,000	444,513
7.300%, 05/01/31	584,000	759,294

		2,485,156

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,398,887
8.100%, 05/15/30	61,000	87,719
John Deere Capital Corp.
1.200%, 10/10/17	59,000	59,009
1.700%, 01/15/20	43,000	42,435
2.250%, 04/17/19	75,000	76,222
2.375%, 07/14/20	180,000	181,774
2.450%, 09/11/20	130,000	131,065
2.800%, 03/04/21	210,000	213,171
2.800%, 01/27/23	122,000	120,726

		2,311,008

Media—1.2%
21st Century Fox America, Inc.
4.750%, 09/15/44	265,000	260,861
5.400%, 10/01/43	340,000	360,186
7.125%, 04/08/28	220,000	262,749
7.250%, 05/18/18	265,000	303,237
7.280%, 06/30/28	400,000	484,161
7.300%, 04/30/28	218,000	262,088
7.625%, 11/30/28	100,000	128,265
CBS Corp.
2.300%, 08/15/19	500,000	495,947
3.700%, 08/15/24	265,000	260,108
4.000%, 01/15/26	167,000	164,291
CCO Safari II LLC
3.579%, 07/23/20 (144A)	170,000	168,748
4.464%, 07/23/22 (144A)	757,000	757,400
4.908%, 07/23/25 (144A)	215,000	213,969
6.384%, 10/23/35 (144A)	165,000	166,938
6.484%, 10/23/45 (144A)	505,000	509,469

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.375%, 08/15/25	170,000	$171,307
4.250%, 01/15/33	303,000	301,139
4.500%, 01/15/43	135,000	136,353
4.600%, 08/15/45	445,000	454,879
4.750%, 03/01/44	450,000	469,534
5.875%, 02/15/18	100,000	109,984
6.500%, 11/15/35	185,000	235,469
7.050%, 03/15/33	187,000	246,543
COX Communications, Inc.
6.450%, 12/01/36 (144A)	500,000	511,129
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.400%, 03/15/17	120,000	121,586
3.800%, 03/15/22	541,000	544,525
3.950%, 01/15/25	51,000	50,022
4.450%, 04/01/24	285,000	292,361
4.600%, 02/15/21	100,000	106,946
5.000%, 03/01/21	625,000	681,216
5.150%, 03/15/42	255,000	239,619
Discovery Communications LLC
4.375%, 06/15/21	525,000	546,985
4.875%, 04/01/43	60,000	51,753
Grupo Televisa S.A.B.
8.500%, 03/11/32	100,000	125,498
Historic TW, Inc.
6.875%, 06/15/18	100,000	113,046
NBCUniversal Media LLC
4.375%, 04/01/21	320,000	350,583
4.450%, 01/15/43	400,000	398,343
5.950%, 04/01/41	300,000	359,072
Sky plc
3.750%, 09/16/24 (144A)	310,000	305,563
TCI Communications, Inc.
7.875%, 02/15/26	996,000	1,355,907
Thomson Reuters Corp.
3.950%, 09/30/21	500,000	523,512
Time Warner Cable, Inc.
4.125%, 02/15/21	180,000	185,008
5.000%, 02/01/20	585,000	627,672
5.500%, 09/01/41	570,000	510,499
Time Warner Cos., Inc.
7.570%, 02/01/24	50,000	61,714
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	715,000	829,311
Time Warner, Inc.
3.600%, 07/15/25	617,000	604,166
4.050%, 12/15/23	286,000	294,250
4.650%, 06/01/44	130,000	124,037
4.750%, 03/29/21	500,000	543,679
4.850%, 07/15/45	440,000	431,824
5.350%, 12/15/43	90,000	94,688
6.500%, 11/15/36	250,000	290,486
7.625%, 04/15/31	350,000	446,935
Viacom, Inc.
3.250%, 03/15/23 (a)	44,000	40,244

Media—(Continued)
Viacom, Inc.
3.875%, 04/01/24	65,000	60,937
4.375%, 03/15/43	569,000	419,731
6.125%, 10/05/17	400,000	432,400
6.875%, 04/30/36	375,000	389,602
Walt Disney Co. (The)
7.000%, 03/01/32	55,000	76,402

		20,064,876

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	290,125
4.200%, 06/15/35	60,000	60,224

		350,349

Mining—0.4%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	91,347
5.250%, 04/01/42	140,000	109,613
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	137,000	137,372
2.875%, 02/24/22	400,000	393,219
3.250%, 11/21/21	500,000	506,027
3.850%, 09/30/23	245,000	245,694
5.000%, 09/30/43	255,000	257,920
5.400%, 03/29/17	450,000	476,837
Freeport Minerals Corp.
9.500%, 06/01/31	500,000	486,603
Freeport-McMoRan, Inc.
3.875%, 03/15/23	340,000	252,875
4.550%, 11/14/24 (a)	1,577,000	1,174,865
5.450%, 03/15/43	24,000	16,680
Glencore Finance Canada, Ltd.
4.250%, 10/25/22 (144A)	14,000	11,043
5.550%, 10/25/42 (144A)	135,000	99,225
Rio Tinto Finance USA plc
2.000%, 03/22/17	500,000	501,130
2.875%, 08/21/22	200,000	189,357
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/25	350,000	341,390
7.125%, 07/15/28	280,000	347,826
Teck Resources, Ltd.
3.750%, 02/01/23 (a)	303,000	184,830
6.250%, 07/15/41	590,000	327,450

		6,151,303

Miscellaneous Manufacturing—0.3%
Eaton Corp.
5.800%, 03/15/37	375,000	428,475
7.650%, 11/15/29	100,000	135,475
General Electric Co.
2.700%, 10/09/22	148,000	148,374
3.375%, 03/11/24	218,000	225,782
4.125%, 10/09/42	380,000	374,883
4.500%, 03/11/44	850,000	880,852

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Honeywell, Inc.
6.625%, 06/15/28	250,000	$331,855
Illinois Tool Works, Inc.
3.900%, 09/01/42	200,000	192,228
6.250%, 04/01/19	172,000	197,453
Ingersoll-Rand Co.
6.443%, 11/15/27	300,000	361,481
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23	135,000	139,845
6.875%, 08/15/18	272,000	306,560
Parker-Hannifin Corp.
3.300%, 11/21/24	114,000	116,382
6.550%, 07/15/18	500,000	565,197
Siemens Financieringsmaatschappij NV
2.900%, 05/27/22 (144A)	400,000	401,608
5.750%, 10/17/16 (144A)	230,000	241,130
Textron, Inc.
3.875%, 03/01/25	105,000	105,285
Tyco International Finance S.A.
3.900%, 02/14/26	128,000	129,610

		5,282,475

Office/Business Equipment—0.0%
Xerox Corp.
4.800%, 03/01/35 (a)	185,000	167,950
6.750%, 02/01/17	100,000	106,449

		274,399

Oil & Gas—1.6%
Alberta Energy Co., Ltd.
7.375%, 11/01/31	500,000	499,627
Anadarko Petroleum Corp.
4.500%, 07/15/44	185,000	164,557
5.950%, 09/15/16	280,000	290,982
6.375%, 09/15/17	240,000	258,991
Apache Corp.
3.250%, 04/15/22	300,000	292,073
4.750%, 04/15/43	100,000	90,236
5.100%, 09/01/40	300,000	286,470
6.000%, 01/15/37	150,000	159,932
BP Capital Markets plc
1.375%, 11/06/17	40,000	39,940
2.241%, 09/26/18	650,000	658,967
2.750%, 05/10/23	335,000	321,623
3.062%, 03/17/22	285,000	285,660
3.245%, 05/06/22	340,000	342,186
3.561%, 11/01/21	600,000	628,760
4.742%, 03/11/21	500,000	553,143
Burlington Resources Finance Co.
7.400%, 12/01/31	300,000	389,825
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	188,000	185,834
3.800%, 04/15/24	111,000	102,649
5.850%, 02/01/35	405,000	388,590
7.200%, 01/15/32	200,000	219,595

Oil & Gas—(Continued)
Canadian Oil Sands, Ltd.
6.000%, 04/01/42 (144A)	55,000	39,797
Cenovus Energy, Inc.
3.000%, 08/15/22	50,000	45,587
3.800%, 09/15/23	500,000	470,145
5.700%, 10/15/19	325,000	354,480
Chevron Corp.
1.365%, 03/02/18	250,000	250,226
2.355%, 12/05/22	330,000	319,126
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	208,000	209,581
ConocoPhillips
6.000%, 01/15/20	325,000	374,956
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	278,778
Devon Energy Corp.
3.250%, 05/15/22 (a)	310,000	297,681
5.000%, 06/15/45	85,000	77,011
7.950%, 04/15/32	235,000	288,849
Devon Financing Corp. LLC
7.875%, 09/30/31	250,000	305,887
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	228,000	149,097
Ecopetrol S.A.
5.875%, 05/28/45	300,000	228,750
Encana Corp.
5.150%, 11/15/41	410,000	323,509
Ensco plc
4.700%, 03/15/21	603,000	507,785
5.200%, 03/15/25	105,000	79,913
EOG Resources, Inc.
2.625%, 03/15/23	73,000	70,888
5.875%, 09/15/17	50,000	54,191
6.875%, 10/01/18	120,000	137,753
Exxon Mobil Corp.
3.567%, 03/06/45	149,000	140,557
Hess Corp.
7.875%, 10/01/29	175,000	206,598
Kerr-McGee Corp.
7.875%, 09/15/31	1,000,000	1,241,907
Marathon Oil Corp.
6.000%, 10/01/17	400,000	430,029
6.800%, 03/15/32	727,000	757,623
Marathon Petroleum Corp.
3.625%, 09/15/24	241,000	232,905
Nabors Industries, Inc.
2.350%, 09/15/16	200,000	197,609
4.625%, 09/15/21	115,000	104,387
5.000%, 09/15/20 (a)	110,000	106,827
Nexen Energy ULC
5.875%, 03/10/35	270,000	298,141
Noble Energy, Inc.
3.900%, 11/15/24	122,000	113,461
5.050%, 11/15/44	107,000	92,660
5.250%, 11/15/43	390,000	346,518
6.000%, 03/01/41	215,000	203,817

MIST-138

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Holding International, Ltd.
4.000%, 03/16/18	73,000	$69,144
5.250%, 03/15/42	250,000	159,754
6.050%, 03/01/41 (a)	500,000	317,982
6.950%, 04/01/45	218,000	163,571
Occidental Petroleum Corp.
1.750%, 02/15/17	500,000	504,338
3.500%, 06/15/25	193,000	192,458
4.625%, 06/15/45	79,000	79,538
8.450%, 02/15/29	135,000	187,914
Petro-Canada
5.350%, 07/15/33	165,000	175,104
Petrobras Global Finance B.V.
2.694%, 03/17/17 (d)	525,000	451,500
4.375%, 05/20/23	84,000	54,810
Petroleos Mexicanos
4.875%, 01/18/24	250,000	241,975
5.500%, 06/27/44 (144A)	66,000	52,965
Phillips 66
4.875%, 11/15/44	520,000	497,609
Shell International Finance B.V.
2.125%, 05/11/20	210,000	210,217
2.375%, 08/21/22	440,000	424,514
3.400%, 08/12/23	350,000	357,631
3.625%, 08/21/42	25,000	22,063
4.550%, 08/12/43	350,000	352,190
5.200%, 03/22/17	500,000	529,052
5.500%, 03/25/40	86,000	98,182
Sinopec Group Overseas Development 2013, Ltd.
4.375%, 10/17/23 (144A)	582,000	605,581
Statoil ASA
1.200%, 01/17/18	25,000	24,871
5.100%, 08/17/40	100,000	110,158
7.250%, 09/23/27	205,000	272,277
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	111,397
6.100%, 06/01/18	805,000	888,913
7.150%, 02/01/32	100,000	124,015
Talisman Energy, Inc.
5.850%, 02/01/37	100,000	83,192
7.750%, 06/01/19	350,000	393,187
Tosco Corp.
8.125%, 02/15/30	526,000	731,450
Total Capital Canada, Ltd.
2.750%, 07/15/23	1,229,000	1,179,464
Total Capital International S.A.
2.700%, 01/25/23	555,000	540,241
2.875%, 02/17/22 (a)	70,000	69,745
Transocean, Inc.
6.500%, 11/15/20 (a)	365,000	279,225
6.875%, 12/15/21	280,000	208,858
7.500%, 04/15/31	55,000	35,475

		26,297,229

Oil & Gas Services—0.1%
Baker Hughes, Inc.
6.875%, 01/15/29	198,000	242,163
Cameron International Corp.
6.375%, 07/15/18	80,000	88,083
Halliburton Co.
3.500%, 08/01/23	214,000	214,514
6.700%, 09/15/38	350,000	426,643
National Oilwell Varco, Inc.
1.350%, 12/01/17	29,000	28,781
2.600%, 12/01/22	200,000	184,970
Schlumberger Investment S.A.
3.650%, 12/01/23	358,000	369,164
Weatherford International LLC
6.800%, 06/15/37	100,000	77,739
Weatherford International, Ltd.
5.125%, 09/15/20	100,000	87,147
6.000%, 03/15/18	200,000	202,440
6.500%, 08/01/36	560,000	425,702
6.750%, 09/15/40	100,000	76,326

		2,423,672

Pharmaceuticals—1.4%
Abbott Laboratories
5.125%, 04/01/19	158,000	174,715
AbbVie, Inc.
1.200%, 11/06/15	180,000	180,077
1.750%, 11/06/17	874,000	876,597
2.900%, 11/06/22	500,000	487,157
3.200%, 11/06/22	359,000	358,690
3.600%, 05/14/25	410,000	404,369
4.500%, 05/14/35	925,000	892,907
Actavis Funding SCS
2.350%, 03/12/18	750,000	752,984
3.000%, 03/12/20	345,000	345,302
3.450%, 03/15/22	915,000	904,511
3.800%, 03/15/25	188,000	181,615
3.850%, 06/15/24	315,000	308,556
4.550%, 03/15/35	760,000	699,246
4.750%, 03/15/45	295,000	267,846
4.850%, 06/15/44	100,000	91,143
Actavis, Inc.
1.875%, 10/01/17	545,000	543,658
Allergan, Inc.
5.750%, 04/01/16	80,000	81,722
AstraZeneca plc
5.900%, 09/15/17	200,000	217,910
6.450%, 09/15/37	360,000	465,320
Baxalta, Inc.
3.600%, 06/23/22 (144A)	329,000	332,165
4.000%, 06/23/25 (144A)	450,000	450,698
5.250%, 06/23/45 (144A)	125,000	126,168
Bayer U.S. Finance LLC
1.500%, 10/06/17 (144A)	285,000	285,836
Bristol-Myers Squibb Co.
6.875%, 08/01/97	100,000	135,651

MIST-139

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Cardinal Health, Inc.
2.400%, 11/15/19	128,000	$129,556
3.200%, 06/15/22	155,000	155,897
3.750%, 09/15/25	169,000	171,662
Eli Lilly & Co.
2.750%, 06/01/25	540,000	531,680
Express Scripts Holding Co.
2.250%, 06/15/19	295,000	294,073
2.650%, 02/15/17	229,000	232,770
3.125%, 05/15/16	95,000	96,081
3.500%, 06/15/24 (a)	449,000	441,859
3.900%, 02/15/22	145,000	149,441
6.125%, 11/15/41	350,000	403,862
7.250%, 06/15/19	135,000	157,307
Forest Laboratories LLC
4.875%, 02/15/21 (144A)	220,000	237,609
5.000%, 12/15/21 (144A)	225,000	244,076
GlaxoSmithKline Capital plc
2.850%, 05/08/22	1,120,000	1,118,066
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	141,300
5.375%, 04/15/34	300,000	340,742
Hospira, Inc.
6.050%, 03/30/17	150,000	160,184
Johnson & Johnson
6.950%, 09/01/29 (a)	700,000	1,012,820
McKesson Corp.
2.700%, 12/15/22	359,000	347,975
2.850%, 03/15/23	420,000	407,153
3.796%, 03/15/24	750,000	769,108
4.883%, 03/15/44	10,000	10,173
Mead Johnson Nutrition Co.
4.900%, 11/01/19	135,000	147,685
5.900%, 11/01/39	300,000	337,539
Medco Health Solutions, Inc.
4.125%, 09/15/20	450,000	472,534
Merck & Co., Inc.
2.400%, 09/15/22	62,000	60,468
2.750%, 02/10/25	629,000	612,231
3.700%, 02/10/45	175,000	160,561
6.550%, 09/15/37	150,000	200,571
Mylan, Inc.
1.800%, 06/24/16	230,000	229,582
2.600%, 06/24/18	50,000	49,913
Novartis Capital Corp.
2.400%, 09/21/22	300,000	296,152
3.400%, 05/06/24	527,000	545,475
Perrigo Finance plc
3.500%, 12/15/21	200,000	197,461
3.900%, 12/15/24	200,000	196,981
Sanofi
1.250%, 04/10/18	419,000	418,056
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	77,000	73,746
3.650%, 11/10/21	254,000	257,083

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/20	240,000	236,939
Wyeth LLC
5.500%, 02/15/16	100,000	101,831
6.500%, 02/01/34	806,000	1,015,498
Zoetis, Inc.
1.875%, 02/01/18	52,000	51,840
3.250%, 02/01/23	460,000	441,789
4.700%, 02/01/43	43,000	38,527

		23,260,699

Pipelines—1.1%
Boardwalk Pipelines L.P.
5.750%, 09/15/19	290,000	305,956
Columbia Pipeline Group, Inc.
4.500%, 06/01/25 (144A)	385,000	373,724
DCP Midstream Operating L.P.
2.700%, 04/01/19	145,000	129,786
3.875%, 03/15/23	10,000	8,352
Enable Midstream Partners L.P.
3.900%, 05/15/24 (144A)	260,000	229,285
Energy Transfer Partners L.P.
2.500%, 06/15/18	576,000	573,443
3.600%, 02/01/23	718,000	646,388
4.050%, 03/15/25	270,000	238,608
4.750%, 01/15/26	754,000	693,745
5.150%, 03/15/45	370,000	288,630
7.500%, 07/01/38	275,000	288,488
EnLink Midstream Partners L.P.
2.700%, 04/01/19	281,000	277,708
Enterprise Products Operating LLC
3.700%, 02/15/26	53,000	50,082
3.750%, 02/15/25	567,000	540,361
3.900%, 02/15/24	252,000	247,414
4.050%, 02/15/22	75,000	76,469
4.900%, 05/15/46	185,000	167,537
4.950%, 10/15/54	33,000	28,314
5.200%, 09/01/20	510,000	560,817
5.250%, 01/31/20	500,000	548,427
6.125%, 10/15/39	400,000	420,894
6.875%, 03/01/33	162,000	188,412
Kinder Morgan Energy Partners L.P.
3.500%, 09/01/23	270,000	238,876
3.950%, 09/01/22	240,000	225,374
5.000%, 08/15/42	240,000	189,651
5.400%, 09/01/44	385,000	317,927
Kinder Morgan, Inc.
5.550%, 06/01/45	281,000	233,408
Magellan Midstream Partners L.P.
6.550%, 07/15/19	695,000	792,418
MPLX L.P.
4.000%, 02/15/25	95,000	87,140
ONEOK Partners L.P.
3.250%, 02/01/16	115,000	115,513
3.800%, 03/15/20	430,000	433,427

MIST-140

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK Partners L.P.
4.900%, 03/15/25	705,000	$656,404
6.125%, 02/01/41	475,000	427,415
6.650%, 10/01/36	275,000	274,296
Plains All American Pipeline L.P. / PAA Finance Corp.
3.650%, 06/01/22	350,000	342,377
4.650%, 10/15/25	400,000	401,484
4.700%, 06/15/44	250,000	219,523
5.750%, 01/15/20	610,000	670,410
6.650%, 01/15/37	425,000	451,036
Spectra Energy Capital LLC
3.300%, 03/15/23	237,000	212,846
6.750%, 07/15/18	185,000	204,728
6.750%, 02/15/32	705,000	766,195
7.500%, 09/15/38	85,000	93,396
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	141,947
Sunoco Logistics Partners Operations L.P.
4.250%, 04/01/24	91,000	82,772
4.950%, 01/15/43	295,000	227,302
5.300%, 04/01/44	170,000	137,499
5.350%, 05/15/45	705,000	572,928
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	42,568
6.000%, 09/15/17 (144A)	150,000	161,810
Texas Gas Transmission LLC
4.500%, 02/01/21 (144A)	210,000	209,596
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	345,000	344,241
5.850%, 03/15/36	176,000	190,242
7.125%, 01/15/19	142,000	164,445
7.250%, 08/15/38	300,000	371,795
Transcanada Trust
5.625%, 05/20/75 (d)	215,000	205,863
Western Gas Partners L.P.
3.950%, 06/01/25	157,000	147,051
4.000%, 07/01/22	155,000	150,007
5.375%, 06/01/21	149,000	159,491
Williams Partners L.P.
3.600%, 03/15/22	285,000	263,124
4.000%, 09/15/25	193,000	167,161
4.900%, 01/15/45	118,000	87,867
5.100%, 09/15/45	350,000	267,722
5.400%, 03/04/44	140,000	111,770

		18,443,885

Real Estate—0.0%
ProLogis L.P.
4.250%, 08/15/23	333,000	344,940

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.450%, 09/15/21	330,000	331,490
4.000%, 06/01/25	285,000	278,080

Real Estate Investment Trusts—(Continued)
American Tower Corp.
4.500%, 01/15/18	220,000	231,430
5.000%, 02/15/24 (a)	474,000	498,008
AvalonBay Communities, Inc.
3.625%, 10/01/20	135,000	141,278
Boston Properties L.P.
3.800%, 02/01/24	227,000	230,963
3.850%, 02/01/23	510,000	522,372
4.125%, 05/15/21	100,000	106,507
Brixmor Operating Partnership L.P.
3.875%, 08/15/22	330,000	332,982
DDR Corp.
3.500%, 01/15/21	320,000	325,528
Duke Realty L.P.
3.875%, 02/15/21	265,000	275,040
ERP Operating L.P.
4.625%, 12/15/21	100,000	108,990
4.750%, 07/15/20	190,000	208,349
5.750%, 06/15/17	300,000	321,164
HCP, Inc.
2.625%, 02/01/20	100,000	99,655
3.150%, 08/01/22	120,000	116,796
3.875%, 08/15/24	157,000	153,600
4.000%, 06/01/25	200,000	195,948
4.200%, 03/01/24	125,000	124,881
5.375%, 02/01/21	100,000	110,760
5.625%, 05/01/17	345,000	365,873
Kimco Realty Corp.
3.125%, 06/01/23	175,000	169,844
3.200%, 05/01/21	310,000	313,817
Liberty Property L.P.
3.375%, 06/15/23	75,000	72,966
4.400%, 02/15/24	155,000	161,093
Realty Income Corp.
3.875%, 07/15/24	200,000	200,182
4.125%, 10/15/26	250,000	254,711
Simon Property Group L.P.
3.500%, 09/01/25	275,000	275,381
4.375%, 03/01/21	420,000	456,045
10.350%, 04/01/19	340,000	427,522
UDR, Inc.
3.700%, 10/01/20	140,000	146,412
4.000%, 10/01/25 (a)	145,000	147,227
Ventas Realty L.P.
4.125%, 01/15/26	68,000	68,544
4.375%, 02/01/45	45,000	41,148
Ventas Realty L.P. / Ventas Capital Corp.
3.250%, 08/15/22	285,000	279,087
4.250%, 03/01/22	405,000	422,710
4.750%, 06/01/21	300,000	323,665
Weingarten Realty Investors
3.850%, 06/01/25	135,000	133,873
4.450%, 01/15/24	75,000	77,874
Welltower, Inc.
3.750%, 03/15/23	110,000	109,671
4.000%, 06/01/25	310,000	309,908

		9,471,374

MIST-141

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—1.0%
Advance Auto Parts, Inc.
4.500%, 12/01/23	115,000	$119,978
AutoZone, Inc.
3.250%, 04/15/25	290,000	284,470
Bed Bath & Beyond, Inc.
4.915%, 08/01/34	138,000	131,180
CVS Health Corp.
2.250%, 12/05/18	500,000	507,268
2.750%, 12/01/22	380,000	373,756
2.800%, 07/20/20	850,000	863,603
3.875%, 07/20/25	225,000	231,932
4.000%, 12/05/23	190,000	201,298
4.875%, 07/20/35	524,000	549,818
5.125%, 07/20/45	370,000	397,733
5.750%, 06/01/17	80,000	85,860
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	90,726	97,327
5.880%, 01/10/28	501,171	576,821
Gap, Inc. (The)
5.950%, 04/12/21	200,000	216,494
Home Depot, Inc. (The)
2.000%, 06/15/19	496,000	501,402
2.625%, 06/01/22	115,000	114,950
3.350%, 09/15/25	175,000	178,214
3.750%, 02/15/24	320,000	339,575
4.250%, 04/01/46	190,000	191,366
5.400%, 09/15/40	200,000	232,706
5.875%, 12/16/36	100,000	122,907
Kohl’s Corp.
5.550%, 07/17/45 (a)	330,000	323,281
Lowe’s Cos., Inc.
4.375%, 09/15/45	165,000	166,906
5.500%, 10/15/35	275,000	317,273
5.800%, 10/15/36	150,000	180,661
6.500%, 03/15/29	125,000	157,909
6.875%, 02/15/28	450,000	575,910
Macy’s Retail Holdings, Inc.
4.300%, 02/15/43	295,000	249,594
6.700%, 09/15/28	435,000	509,299
6.900%, 04/01/29	113,000	137,470
6.900%, 01/15/32	180,000	219,954
7.000%, 02/15/28	150,000	184,633
McDonald’s Corp.
4.875%, 07/15/40	340,000	349,696
6.300%, 10/15/37	325,000	392,509
Nordstrom, Inc.
6.950%, 03/15/28	170,000	212,551
Starbucks Corp.
2.700%, 06/15/22	124,000	125,483
Target Corp.
3.500%, 07/01/24 (a)	523,000	545,989
6.350%, 11/01/32	250,000	314,539
6.650%, 08/01/28	182,000	226,876
6.750%, 01/01/28	66,000	85,848
Wal-Mart Stores, Inc.
3.300%, 04/22/24	150,000	155,117

Retail—(Continued)
Wal-Mart Stores, Inc.
4.000%, 04/11/43	255,000	247,840
4.125%, 02/01/19	250,000	271,358
4.250%, 04/15/21	550,000	609,180
4.300%, 04/22/44	450,000	460,022
5.250%, 09/01/35	775,000	895,265
5.875%, 04/05/27	90,000	111,269
6.750%, 10/15/23	111,000	139,951
Walgreen Co.
3.100%, 09/15/22	94,000	92,575
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	1,263,000	1,256,247
4.500%, 11/18/34	292,000	276,806
4.800%, 11/18/44	175,000	167,758

		16,278,427

Savings & Loans—0.0%
Nationwide Building Society
3.900%, 07/21/25 (144A)	460,000	470,382

Semiconductors—0.1%
Intel Corp.
2.450%, 07/29/20	344,000	348,562
3.300%, 10/01/21	475,000	498,935
4.800%, 10/01/41	182,000	188,233
4.900%, 07/29/45	305,000	315,726
National Semiconductor Corp.
6.600%, 06/15/17	170,000	185,249
QUALCOMM, Inc.
4.800%, 05/20/45	627,000	548,303
Texas Instruments, Inc.
1.650%, 08/03/19	110,000	109,546

		2,194,554

Software—0.4%
Intuit, Inc.
5.750%, 03/15/17	431,000	456,002
Microsoft Corp.
2.375%, 02/12/22	230,000	229,420
2.700%, 02/12/25	600,000	587,944
3.500%, 02/12/35	68,000	63,229
3.500%, 11/15/42	190,000	169,915
3.750%, 02/12/45	690,000	637,548
4.500%, 10/01/40	500,000	522,623
5.200%, 06/01/39	500,000	572,487
Oracle Corp.
2.375%, 01/15/19	165,000	168,182
2.500%, 05/15/22	305,000	300,564
2.500%, 10/15/22	709,000	692,660
2.800%, 07/08/21	225,000	228,131
2.950%, 05/15/25	450,000	438,714
3.400%, 07/08/24	115,000	116,689
3.625%, 07/15/23	161,000	167,556
4.500%, 07/08/44	430,000	434,589
5.000%, 07/08/19	200,000	222,408

MIST-142

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
6.125%, 07/08/39	70,000	$85,087

		6,093,748

Telecommunications—1.7%
Alltel Corp.
6.800%, 05/01/29	280,000	343,715
America Movil S.A.B. de C.V.
1.336%, 09/12/16 (d)	500,000	499,868
5.000%, 03/30/20	100,000	109,230
5.625%, 11/15/17	125,000	135,155
6.375%, 03/01/35	600,000	679,740
AT&T, Inc.
0.699%, 02/12/16 (d)	750,000	749,278
1.700%, 06/01/17	915,000	918,429
3.000%, 06/30/22	1,567,000	1,528,771
3.400%, 05/15/25	1,117,000	1,066,172
4.300%, 12/15/42	1,013,000	870,528
4.450%, 05/15/21	450,000	480,352
4.500%, 05/15/35	90,000	82,333
4.800%, 06/15/44	465,000	429,891
5.500%, 02/01/18	300,000	325,063
BellSouth Capital Funding Corp.
7.875%, 02/15/30	550,000	674,715
BellSouth Corp.
6.550%, 06/15/34	200,000	218,352
BellSouth Telecommunications LLC
6.375%, 06/01/28	350,000	392,202
British Telecommunications plc
2.350%, 02/14/19	285,000	286,123
5.950%, 01/15/18	100,000	109,595
9.625%, 12/15/30	75,000	111,838
Cisco Systems, Inc.
1.650%, 06/15/18	540,000	543,934
2.900%, 03/04/21	47,000	48,247
3.625%, 03/04/24	695,000	728,587
5.500%, 01/15/40	110,000	128,249
5.900%, 02/15/39	750,000	915,299
Crown Castle Towers LLC
4.883%, 08/15/20 (144A)	500,000	540,087
Deutsche Telekom International Finance B.V.
5.750%, 03/23/16	100,000	102,283
8.750%, 06/15/30	100,000	142,968
GTP Acquisition Partners I LLC
3.482%, 06/16/25 (144A)	269,000	269,065
Koninklijke KPN NV
8.375%, 10/01/30	250,000	329,495
Nippon Telegraph & Telephone Corp.
1.400%, 07/18/17	500,000	502,038
Orange S.A.
2.750%, 09/14/16	500,000	507,824
5.500%, 02/06/44	348,000	379,083
9.000%, 03/01/31	165,000	233,888
Qwest Corp.
6.750%, 12/01/21	350,000	370,344

Telecommunications—(Continued)
Qwest Corp.
6.875%, 09/15/33	100,000	96,547
7.250%, 09/15/25	133,000	148,379
Rogers Communications, Inc.
4.100%, 10/01/23	213,000	219,777
6.800%, 08/15/18	100,000	113,148
7.500%, 08/15/38	100,000	128,438
8.750%, 05/01/32	400,000	549,175
SES Global Americas Holdings GP
2.500%, 03/25/19 (144A)	70,000	70,010
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	150,000	153,417
Verizon Communications, Inc.
2.450%, 11/01/22	235,000	221,920
2.500%, 09/15/16	194,000	196,666
2.625%, 02/21/20	214,000	214,635
3.500%, 11/01/24	910,000	894,721
3.850%, 11/01/42	322,000	266,991
4.272%, 01/15/36	115,000	104,292
4.400%, 11/01/34	169,000	157,247
4.500%, 09/15/20	656,000	710,635
4.522%, 09/15/48	439,000	385,788
4.672%, 03/15/55	131,000	112,804
4.862%, 08/21/46	2,862,000	2,683,735
5.150%, 09/15/23	1,277,000	1,410,689
5.850%, 09/15/35	650,000	707,985
6.000%, 04/01/41	290,000	316,395
6.400%, 09/15/33	241,000	276,089
6.900%, 04/15/38	350,000	424,598
Verizon Pennsylvania LLC
6.000%, 12/01/28	125,000	136,288
8.750%, 08/15/31	200,000	255,289
Vodafone Group plc
1.500%, 02/19/18	30,000	29,768
2.500%, 09/26/22	225,000	208,649
6.150%, 02/27/37	350,000	377,544
6.250%, 11/30/32	750,000	813,440

		28,137,800

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	620,000	618,284
3.450%, 09/15/21	510,000	525,986
3.850%, 09/01/23	500,000	519,020
4.150%, 04/01/45	245,000	228,264
4.450%, 03/15/43	310,000	300,462
4.550%, 09/01/44	200,000	196,169
4.700%, 09/01/45	190,000	191,151
4.900%, 04/01/44	150,000	155,625
5.750%, 03/15/18	100,000	109,748
7.950%, 08/15/30	100,000	141,533
Canadian National Railway Co.
5.850%, 11/15/17	190,000	207,339
6.250%, 08/01/34	100,000	126,742
6.800%, 07/15/18	120,000	136,433

MIST-143

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Canadian Pacific Railway Co.
2.900%, 02/01/25	260,000	$245,503
5.750%, 03/15/33	120,000	134,393
6.125%, 09/15/15	102,000	107,133
7.250%, 05/15/19	290,000	340,008
CSX Corp.
3.400%, 08/01/24 (a)	300,000	303,695
4.100%, 03/15/44	41,000	37,540
7.900%, 05/01/17	62,000	68,301
FedEx Corp.
3.900%, 02/01/35	96,000	88,258
4.100%, 02/01/45	200,000	181,163
JB Hunt Transport Services, Inc.
3.300%, 08/15/22	490,000	493,985
Norfolk Southern Corp.
3.850%, 01/15/24	250,000	256,387
5.590%, 05/17/25	100,000	115,529
Ryder System, Inc.
2.500%, 03/01/17	125,000	126,647
2.875%, 09/01/20	330,000	331,818
3.600%, 03/01/16	100,000	101,070
Union Pacific Corp.
6.250%, 05/01/34	378,000	473,078
United Parcel Service of America, Inc.
8.375%, 04/01/20	75,000	95,617
8.375%, 04/01/30 (e)	377,000	540,729

		7,497,610

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 03/15/16 (144A)	380,000	382,320
2.875%, 07/17/18 (144A)	93,000	94,271

		476,591

Water—0.0%
American Water Capital Corp.
6.593%, 10/15/37	100,000	131,327

Total Corporate Bonds & Notes (Cost $432,763,054)		423,127,548

Convertible Bonds—16.9%

Aerospace/Defense—0.2%
Airbus Group SE
Zero Coupon, 07/01/22 (EUR)	2,300,000	2,589,808

Auto Parts & Equipment—0.5%
Cie Generale des Etablissements Michelin
Zero Coupon, 01/01/17 (EUR)	5,110,400	7,911,277

Banks—0.7%
BNP Paribas S.A.
0.250%, 09/27/16 (EUR)	3,600,000	4,099,471

Banks—(Continued)
Credit Agricole S.A.
Zero Coupon, 12/06/16 (EUR)	3,820,200	3,153,495
Shizuoka Bank, Ltd. (The)
Zero Coupon, 04/25/18	2,800,000	2,800,000
Yamaguchi Financial Group, Inc.
Zero Coupon, 03/26/20 (d)	2,000,000	2,124,500

		12,177,466

Biotechnology—1.3%
Gilead Sciences, Inc.
1.625%, 05/01/16	2,718,000	11,651,726
Illumina, Inc.
Zero Coupon, 06/15/19 (a)	9,236,000	10,130,738

		21,782,464

Chemicals—0.0%
Toray Industries, Inc.
Zero Coupon, 08/30/19 (JPY)	70,000,000	721,356

Coal—0.2%
RAG-Stiftung
Zero Coupon, 12/31/18 (EUR)	1,800,000	2,147,486
Zero Coupon, 02/18/21 (EUR)	600,000	741,674

		2,889,160

Commercial Services—0.3%
Macquarie Infrastructure Corp.
2.875%, 07/15/19 (a)	2,248,000	2,551,480
Toppan Printing Co., Ltd.
Zero Coupon, 12/19/19 (JPY)	200,000,000	1,800,525

		4,352,005

Computers—0.2%
Cap Gemini S.A.
Zero Coupon, 01/01/19 (EUR)	3,773,000	3,718,888

Electric—0.4%
Chugoku Electric Power Co., Inc. (The)
Zero Coupon, 03/25/20 (JPY)	690,000,000	6,204,622

Engineering & Construction—0.1%
Japan Airport Terminal Co., Ltd.
Zero Coupon, 03/06/20 (JPY)	200,000,000	1,771,350

Healthcare-Products—0.1%
Terumo Corp.
Zero Coupon, 12/04/19 (JPY)	110,000,000	1,024,674
Zero Coupon, 12/06/21 (JPY)	110,000,000	1,034,989

		2,059,663

Healthcare-Services—0.5%
Anthem, Inc.
2.750%, 10/15/42	4,913,000	9,254,864

MIST-144

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.8%
GBL Verwaltung S.A.
1.250%, 02/07/17 (EUR)	2,600,000	$2,999,078
Industrivarden AB
Zero Coupon, 05/15/19 (SEK)	30,000,000	3,901,816
1.875%, 02/27/17 (EUR)	3,650,000	4,412,946
Sofina S.A.
1.000%, 09/19/16	1,000,000	996,540
Solidium Oy
Zero Coupon, 09/04/18 (EUR)	1,400,000	1,739,411

		14,049,791

Insurance—0.2%
Swiss Life Holding AG
Zero Coupon, 12/02/20 (CHF)	3,100,000	3,639,462

Internet—0.9%
Priceline Group, Inc. (The)
0.350%, 06/15/20 (a)	10,212,000	11,992,717
1.000%, 03/15/18	2,052,000	2,884,343

		14,877,060

Investment Company Security—0.9%
Ares Capital Corp.
4.375%, 01/15/19 (a)	1,851,000	1,897,275
4.750%, 01/15/18 (a)	2,972,000	3,038,870
Billion Express Investments, Ltd.
0.750%, 10/18/15	6,000,000	5,994,000
Prospect Capital Corp.
5.375%, 10/15/17	2,735,000	2,731,581
5.750%, 03/15/18	377,000	367,575
5.875%, 01/15/19	854,000	819,840

		14,849,141

Lodging—0.1%
Resorttrust, Inc.
Zero Coupon, 12/01/21 (JPY)	240,000,000	2,290,668

Miscellaneous Manufacturing—0.8%
Siemens Financieringsmaatschappij NV
1.050%, 08/16/17	12,250,000	12,706,925

Oil & Gas—0.5%
Eni S.p.A.
0.625%, 01/18/16 (EUR)	7,500,000	8,962,103

Oil & Gas Services—0.1%
Technip S.A.
0.250%, 01/01/17 (EUR)	2,293,000	2,439,563

Pharmaceuticals—0.3%
Teva Pharmaceutical Finance Co. LLC
0.250%, 02/01/26	3,460,000	4,692,625

Real Estate—1.0%
British Land Co. Jersey, Ltd. (The)
1.500%, 09/10/17 (GBP)	800,000	1,487,033
CapitaLand, Ltd.
1.850%, 06/19/20 (SGD)	4,500,000	2,896,595
1.950%, 10/17/23 (SGD)	4,500,000	3,086,329
Deutsche Wohnen AG
0.500%, 11/22/20 (EUR)	3,700,000	6,082,704
Grand City Properties S.A.
1.500%, 02/24/19 (EUR)	1,600,000	3,256,550

		16,809,211

Real Estate Investment Trusts—1.5%
British Land White 2015, Ltd.
Zero Coupon, 06/09/20 (GBP)	700,000	1,057,018
Cofinimmo S.A.
2.000%, 06/20/18 (EUR)	1,068,000	1,427,584
Derwent London Capital No.2 Jersey, Ltd.
1.125%, 07/24/19 (GBP)	1,000,000	1,821,502
Fonciere Des Regions
0.875%, 04/01/19 (EUR)	6,058,500	6,750,383
Host Hotels & Resorts L.P.
2.500%, 10/15/29 (144A)	2,374,000	2,961,565
Ruby Assets Pte, Ltd.
1.600%, 02/01/17 (SGD)	2,500,000	1,996,803
Unibail-Rodamco SE
Zero Coupon, 07/01/21 (EUR)	1,221,200	4,383,949
Zero Coupon, 01/01/22 (EUR)	1,121,300	4,404,085

		24,802,889

Retail—0.4%
Lotte Shopping Co., Ltd.
Zero Coupon, 01/24/18 (KRW)	3,800,000,000	3,168,270
Takashimaya Co., Ltd.
Zero Coupon, 12/11/18 (JPY)	80,000,000	682,699
Zero Coupon, 12/11/20 (JPY)	80,000,000	706,039
Yamada Denki Co., Ltd.
Zero Coupon, 06/28/19 (JPY)	190,000,000	1,722,377

		6,279,385

Semiconductors—2.3%
Intel Corp.
2.950%, 12/15/35	6,302,000	7,652,991
3.250%, 08/01/39	4,309,000	6,501,204
Lam Research Corp.
0.500%, 05/15/16	6,096,000	6,892,290
Novellus Systems, Inc.
2.625%, 05/15/41	2,826,000	5,533,661
STMicroelectronics NV
Zero Coupon, 07/03/19	4,800,000	4,616,280
1.000%, 07/03/21	2,400,000	2,391,509
Xilinx, Inc.
2.625%, 06/15/17	3,608,000	5,375,920

		38,963,855

MIST-145

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—1.0%
Akamai Technologies, Inc.
Zero Coupon, 02/15/19 (a)	1,419,000	$1,486,403
Citrix Systems, Inc.
0.500%, 04/15/19 (a)	9,181,000	9,680,217
Red Hat, Inc.
0.250%, 10/01/19 (144A) (a)	5,210,000	6,245,487

		17,412,107

Telecommunications—0.8%
America Movil S.A.B. de C.V.
Zero Coupon, 05/28/20 (EUR)	12,500,000	14,023,365

Transportation—0.6%
Deutsche Post AG
0.600%, 12/06/19 (EUR)	6,400,000	9,160,889
Nagoya Railroad Co., Ltd.
Zero Coupon, 12/11/24 (JPY)	160,000,000	1,415,573

		10,576,462

Water—0.2%
Suez Environnement Co.
Zero Coupon, 02/27/20 (EUR)	15,871,000	3,736,606

Total Convertible Bonds (Cost $287,126,903)		286,544,141

U.S. Treasury & Government Agencies—2.7%

Federal Agencies—0.1%
Federal Farm Credit Bank
3.040%, 03/06/28	250,000	244,810
5.250%, 12/28/27	585,000	728,758
Tennessee Valley Authority
5.375%, 04/01/56	350,000	433,619

		1,407,187

U.S. Treasury—2.6%
U.S. Treasury Notes
0.375%, 01/31/16 (f) (g)	43,985,000	44,026,258

Total U.S. Treasury & Government Agencies (Cost $45,435,834)		45,433,445

Convertible Preferred Stocks—1.2%

Banks—0.7%
Wells Fargo & Co., Series L
7.500%, 12/31/49	10,296	12,025,728

Electric Utilities—0.3%
NextEra Energy, Inc.
5.799%, 09/01/16 (a)	91,930	4,891,595

Health Care Providers & Services—0.1%
Anthem, Inc.
5.250%, 05/01/18	27,330	1,321,132

Multi-Utilities—0.1%
Dominion Resources, Inc.
6.000%, 07/01/16	14,400	806,112
6.125%, 04/01/16	27,901	1,543,205

		2,349,317

Total Convertible Preferred Stocks (Cost $21,286,485)		20,587,772

Municipals—0.1%
American Municipal Power, Inc.
5.939%, 02/15/47	75,000	88,187
7.499%, 02/15/50	350,000	461,380
Los Angeles, Department of Airports, Build America Bonds
6.582%, 05/15/39	65,000	87,229
Los Angeles, Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	119,963
6.758%, 07/01/34	75,000	98,986
Ohio University
5.590%, 12/01/2114	300,000	325,896
Port Authority of New York & New Jersey
4.458%, 10/01/62	130,000	125,791
5.647%, 11/01/40	30,000	35,715
State of California, Build America Bonds
7.300%, 10/01/39	260,000	360,233
State of Massachusetts
5.456%, 12/01/39	150,000	180,355
University of California
0.697%, 07/01/41 (d)	130,000	129,978
University of California, Build America Bonds
5.770%, 05/15/43	140,000	171,084

Total Municipals (Cost $2,122,384)		2,184,797

Preferred Stocks—0.1%

Household Products—0.1%
Henkel AG & Co. KGaA	16,209	1,665,408

Machinery—0.0%
Marcopolo S.A.	143,590	57,950

Total Preferred Stocks (Cost $2,085,414)		1,723,358

Foreign Government—0.1%

Electric—0.0%
Hydro-Quebec
8.400%, 01/15/22	165,000	218,353

MIST-146

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Provincial—0.1%
Province of Quebec Canada
6.350%, 01/30/26	600,000	$766,350

Sovereign—0.0%
Brazilian Government International Bond
4.250%, 01/07/25 (a)	200,000	175,000

Total Foreign Government (Cost $1,224,875)		1,159,703

Short-Term Investments—24.8%

Mutual Fund—4.7%
State Street Navigator Securities Lending MET Portfolio (h)	80,735,492	80,735,492

Repurchase Agreement—20.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $341,921,383 on 10/01/15, collateralized by $343,370,000 U.S. Treasury Notes with rates ranging from 1.250% - 1.625%, maturity dates ranging from 01/31/19 - 04/30/19, with a value of $348,762,191.	341,921,383	341,921,383

Total Short-Term Investments (Cost $422,656,875)		422,656,875

Total Investments—102.0% (Cost $1,766,313,325) (i)		1,733,911,914
Other assets and liabilities (net)—(2.0)%		(34,517,156)

Net Assets—100.0%		$1,699,394,758

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $88,103,954 and the collateral received consisted of cash in the amount of $80,735,492 and non-cash collateral with a value of $9,068,920. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $832,780.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $18,922,733.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(i)	As of September 30, 2015, the aggregate cost of investments was $1,766,313,325. The aggregate unrealized appreciation and depreciation of investments were $54,143,070 and $(86,544,481), respectively, resulting in net unrealized depreciation of $(32,401,411).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $50,196,787, which is 3.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NVDR)—	Non-Voting Depository Receipts
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	14,771,229	Citibank N.A.	10/30/15	USD	10,246,605	$105,553
AUD	6,634,393	Goldman Sachs & Co.	12/17/15	USD	4,625,300	12,694
CHF	332,663	Goldman Sachs & Co.	10/30/15	USD	342,061	(409)
CHF	6,875,898	Standard Chartered Bank	10/30/15	USD	7,056,979	4,712
CHF	1,778,776	Citibank N.A.	12/17/15	USD	1,822,782	7,421
DKK	1,962,258	BNP Paribas S.A.	10/30/15	USD	295,019	(967)
DKK	12,744,461	Standard Chartered Bank	12/17/15	USD	1,911,294	838
EUR	839,514	Barclays Bank plc	10/30/15	USD	920,695	17,771

MIST-147

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	754,048	Deutsche Bank AG	10/30/15	USD	844,035	$(1,108)
EUR	1,245,076	Goldman Sachs & Co.	10/30/15	USD	1,401,956	(10,125)
EUR	1,455,724	Goldman Sachs & Co.	10/30/15	USD	1,671,397	(44,089)
EUR	1,610,122	HSBC Bank plc	10/30/15	USD	1,781,237	18,667
EUR	1,625,126	HSBC Bank plc	10/30/15	USD	1,778,084	38,593
EUR	1,063,145	Merrill Lynch International	10/30/15	USD	1,232,063	(43,607)
EUR	828,063	Morgan Stanley & Co. International plc	10/30/15	USD	933,103	(7,437)
EUR	1,100,181	Royal Bank of Canada	10/30/15	USD	1,224,290	5,567
EUR	637,509	Standard Chartered Bank	10/30/15	USD	712,747	(97)
EUR	359,939	State Street Bank and Trust	10/30/15	USD	402,067	298
EUR	1,094,648	State Street Bank and Trust	10/30/15	USD	1,222,766	907
EUR	4,250,971	Goldman Sachs & Co.	12/17/15	USD	4,752,969	3,217
EUR	674,053	HSBC Bank plc	12/17/15	USD	753,584	578
GBP	585,573	State Street Bank and Trust	10/30/15	USD	889,261	(3,552)
GBP	719,362	State Street Bank and Trust	10/30/15	USD	1,090,181	(2,110)
HKD	298,013	Barclays Bank plc	10/02/15	USD	38,453	—
HKD	29,932,994	Deutsche Bank AG	10/30/15	USD	3,862,424	(210)
HKD	29,998,623	HSBC Bank plc	12/17/15	USD	3,870,747	(126)
ILS	3,214,610	Morgan Stanley & Co. International plc	10/30/15	USD	818,800	836
JPY	568,200,075	BNP Paribas S.A.	10/30/15	USD	4,743,016	(5,057)
JPY	863,813,307	Goldman Sachs & Co.	10/30/15	USD	7,148,358	54,584
JPY	169,881,044	Goldman Sachs & Co.	12/17/15	USD	1,406,688	11,240
JPY	50,872,110	Morgan Stanley & Co. International plc	12/17/15	USD	423,876	733
SEK	45,783,207	BNP Paribas S.A.	10/30/15	USD	5,451,325	21,957
SEK	24,686,599	Goldman Sachs & Co.	12/17/15	USD	2,933,377	21,397
SGD	2,585,352	Societe Generale	12/17/15	USD	1,809,637	2,555

Contracts to Deliver
CHF	1,174,298	Goldman Sachs & Co.	10/30/15	USD	1,207,171	$1,142
CHF	2,843,605	Merrill Lynch International	10/30/15	USD	2,988,245	67,803
CHF	3,682,690	Morgan Stanley & Co. International plc	12/17/15	USD	3,778,227	(10,936)
DKK	3,311,520	Deutsche Bank AG	10/30/15	USD	495,876	(367)
EUR	2,000,000	HSBC Bank plc	10/30/15	USD	2,253,122	17,385
EUR	968,593	HSBC Bank plc	10/30/15	USD	1,063,203	(19,556)
EUR	11,248,494	Morgan Stanley & Co. International plc	10/30/15	USD	12,614,028	39,692
EUR	4,285,132	Morgan Stanley & Co. International plc	10/30/15	USD	4,819,179	28,966
EUR	96,184,132	Standard Chartered Bank	10/30/15	USD	106,818,635	(702,560)
EUR	1,017,301	Standard Chartered Bank	10/30/15	USD	1,136,176	(1,033)
EUR	1,340,797	State Street Bank and Trust	10/30/15	USD	1,530,466	31,632
EUR	292,940	HSBC Bank plc	12/17/15	USD	328,089	335
GBP	820,305	Goldman Sachs & Co.	10/30/15	USD	1,245,340	4,588
GBP	2,673,675	Merrill Lynch International	10/30/15	USD	4,151,354	107,288
GBP	6,439,654	Morgan Stanley & Co. International plc	10/30/15	USD	9,832,560	92,265
GBP	702,325	Morgan Stanley & Co. International plc	10/30/15	USD	1,094,142	31,841
GBP	2,764,915	Royal Bank of Canada	10/30/15	USD	4,286,321	104,250
GBP	273,306	Standard Chartered Bank	10/30/15	USD	416,114	2,725
GBP	2,199,847	BNP Paribas S.A.	12/17/15	USD	3,347,255	20,472
GBP	514,096	Goldman Sachs & Co.	12/17/15	USD	780,269	2,812
GBP	8,604,333	Morgan Stanley & Co. International plc	12/17/15	USD	13,097,361	85,205
JPY	2,203,377,594	Morgan Stanley & Co. International plc	10/30/15	USD	17,884,921	(488,031)
JPY	109,284,160	Goldman Sachs & Co.	12/17/15	USD	912,259	109
JPY	94,357,051	Goldman Sachs & Co.	12/17/15	USD	787,703	143
NOK	14,652,296	Goldman Sachs & Co.	10/30/15	USD	1,730,368	10,026
NOK	3,633,406	Merrill Lynch International	12/17/15	USD	437,189	10,901
SEK	24,188,000	Goldman Sachs & Co.	10/30/15	USD	2,841,461	(50,161)
SGD	11,154,449	HSBC Bank plc	10/30/15	USD	8,126,760	295,916

Cross Currency Contracts to Buy
CHF	857,564	Standard Chartered Bank	12/17/15	EUR	787,474	1,296

Net Unrealized Depreciation						$(104,628)

MIST-148

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/15	375	AUD	48,044,985	$340,260
Euro Stoxx 50 Index Futures	12/18/15	695	EUR	22,285,395	(897,210)
S&P 500 E-Mini Index Futures	12/18/15	1,886	USD	183,899,631	(3,909,221)
TOPIX Index Futures	12/10/15	262	JPY	3,814,130,500	(966,953)
U.S. Treasury Long Bond Futures	12/21/15	102	USD	15,994,120	54,942
U.S. Treasury Note 2 Year Futures	12/31/15	53	USD	11,604,390	4,266
U.S. Treasury Note 5 Year Futures	12/31/15	76	USD	9,134,355	24,833

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/15	(475)	CAD	(67,064,093)	(214,430)
FTSE 100 Index Futures	12/18/15	(355)	GBP	(21,720,338)	536,516
MSCI EAFE Mini Index Futures	12/18/15	(924)	USD	(79,794,079)	3,587,179
MSCI Emerging Markets Mini Index Futures	12/18/15	(1,620)	USD	(65,148,364)	1,069,264
S&P TSX 60 Index Futures	12/17/15	(235)	CAD	(37,016,717)	267,304
U.S. Treasury Note 10 Year Futures	12/21/15	(268)	USD	(34,267,548)	(233,265)
U.S. Treasury Ultra Long Bond Futures	12/21/15	(52)	USD	(8,339,539)	(1,586)

Net Unrealized Depreciation					$(338,101)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.260%	08/06/25	USD	161,500,000	$3,884,332
Pay	3M LIBOR	2.295%	09/18/25	USD	153,300,000	4,077,280
Pay	3M LIBOR	2.460%	06/10/25	USD	207,200,000	8,927,112

Net Unrealized Appreciation						$16,888,724

Cash in the amount of $190 has been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-149

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,505,063	$12,722,878	$—	$17,227,941
Air Freight & Logistics	79,189	1,723,782	—	1,802,971
Airlines	1,279,383	4,084,680	—	5,364,063
Auto Components	—	6,292,157	—	6,292,157
Automobiles	2,708,694	9,940,075	—	12,648,769
Banks	20,328,735	45,905,236	—	66,233,971
Beverages	5,960,912	8,542,872	—	14,503,784
Biotechnology	5,312,497	—	—	5,312,497
Building Products	452,139	1,669,900	—	2,122,039
Capital Markets	4,965,516	8,137,566	—	13,103,082
Chemicals	2,473,950	5,278,600	—	7,752,550
Commercial Services & Supplies	—	1,777,781	—	1,777,781
Communications Equipment	1,183,050	2,023,801	—	3,206,851
Construction & Engineering	648,844	2,539,481	—	3,188,325
Construction Materials	219,720	732,692	—	952,412
Consumer Finance	531,280	—	—	531,280
Containers & Packaging	777,228	—	—	777,228
Distributors	—	231,797	—	231,797
Diversified Financial Services	2,801,349	5,225,467	—	8,026,816
Diversified Telecommunication Services	2,278,444	17,088,432	—	19,366,876
Electric Utilities	3,811,346	2,096,891	—	5,908,237
Electrical Equipment	1,142,246	—	—	1,142,246
Electronic Equipment, Instruments & Components	1,510,430	3,099,018	—	4,609,448
Energy Equipment & Services	1,411,845	—	—	1,411,845
Food & Staples Retailing	3,463,077	8,547,848	—	12,010,925
Food Products	2,457,830	8,861,460	—	11,319,290
Gas Utilities	137,826	3,006,474	—	3,144,300
Health Care Equipment & Supplies	2,588,226	2,038,346	—	4,626,572
Health Care Providers & Services	5,989,474	1,671,110	—	7,660,584
Hotels, Restaurants & Leisure	1,959,960	1,917,861	—	3,877,821
Household Durables	1,174,917	5,462,961	—	6,637,878
Household Products	2,747,008	3,013,727	—	5,760,735
Industrial Conglomerates	1,017,072	4,689,245	—	5,706,317
Insurance	4,288,865	25,881,831	—	30,170,696
Internet & Catalog Retail	1,895,529	—	—	1,895,529
Internet Software & Services	7,995,115	1,596,863	—	9,591,978
IT Services	9,935,957	2,470,550	—	12,406,507
Life Sciences Tools & Services	636,929	—	—	636,929

MIST-150

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$3,612,751	$1,102,593	$—	$4,715,344
Media	7,300,830	12,268,747	—	19,569,577
Metals & Mining	518,213	5,610,996	—	6,129,209
Multi-Utilities	1,365,127	4,130,746	—	5,495,873
Multiline Retail	2,026,939	3,280,060	—	5,306,999
Oil, Gas & Consumable Fuels	10,599,025	8,960,721	—	19,559,746
Paper & Forest Products	—	962,839	—	962,839
Personal Products	322,236	2,112,422	—	2,434,658
Pharmaceuticals	9,848,256	44,195,404	—	54,043,660
Professional Services	264,718	—	—	264,718
Real Estate Investment Trusts	4,524,619	6,970,901	—	11,495,520
Real Estate Management & Development	—	11,689,661	—	11,689,661
Road & Rail	2,857,724	—	—	2,857,724
Semiconductors & Semiconductor Equipment	7,962,585	3,811,831	—	11,774,416
Software	6,094,182	4,063,904	—	10,158,086
Specialty Retail	5,812,566	3,460,408	—	9,272,974
Technology Hardware, Storage & Peripherals	8,874,455	—	—	8,874,455
Textiles, Apparel & Luxury Goods	1,287,091	—	—	1,287,091
Thrifts & Mortgage Finance	—	64,063	—	64,063
Tobacco	1,637,768	10,251,482	—	11,889,250
Trading Companies & Distributors	—	3,625,024	—	3,625,024
Transportation Infrastructure	401,093	—	—	401,093
Water Utilities	310,155	987,674	—	1,297,829
Wireless Telecommunication Services	1,447,024	6,936,415	—	8,383,439
Total Common Stocks	187,737,002	342,757,273	—	530,494,275
Total Corporate Bonds & Notes*	—	423,127,548	—	423,127,548
Total Convertible Bonds*	—	286,544,141	—	286,544,141
Total U.S. Treasury & Government Agencies*	—	45,433,445	—	45,433,445
Total Convertible Preferred Stocks*	20,587,772	—	—	20,587,772
Total Municipals	—	2,184,797	—	2,184,797
Preferred Stocks
Household Products	—	1,665,408	—	1,665,408
Machinery	57,950	—	—	57,950
Total Preferred Stocks	57,950	1,665,408	—	1,723,358
Total Foreign Government*	—	1,159,703	—	1,159,703
Short-Term Investments
Mutual Fund	80,735,492	—	—	80,735,492
Repurchase Agreement	—	341,921,383	—	341,921,383
Total Short-Term Investments	80,735,492	341,921,383	—	422,656,875
Total Investments	$289,118,216	$1,444,793,698	$—	$1,733,911,914

Collateral for securities loaned (Liability)	$—	$(80,735,492)	$—	$(80,735,492)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,286,910	$—	$1,286,910
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,391,538)	—	(1,391,538)
Total Forward Contracts	$—	$(104,628)	$—	$(104,628)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,884,564	$—	$—	$5,884,564
Futures Contracts (Unrealized Depreciation)	(6,222,665)	—	—	(6,222,665)
Total Futures Contracts	$(338,101)	$—	$—	$(338,101)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,888,724	$—	$16,888,724

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $4,539,029 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $2,114,350 were due to the application of a systematic fair valuation model factor.

MIST-151

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
AAR Corp.	208,100	$3,947,657
Moog, Inc. - Class A (a)	31,500	1,703,205
National Presto Industries, Inc.	5,700	480,282

		6,131,144

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc. (a)	76,300	2,636,928

Airlines—0.4%
Alaska Air Group, Inc.	30,500	2,423,225

Auto Components—1.5%
Cooper Tire & Rubber Co.	169,900	6,712,749
Dana Holding Corp. (b)	56,000	889,280
Stoneridge, Inc. (a)	59,200	730,528

		8,332,557

Banks—16.9%
1st Source Corp.	39,491	1,216,323
American National Bankshares, Inc. (b)	2,300	53,935
Bancfirst Corp.	23,400	1,476,540
BancorpSouth, Inc.	136,600	3,246,982
Bank of Hawaii Corp. (b)	59,800	3,796,702
Banner Corp.	22,500	1,074,825
BBCN Bancorp, Inc.	129,200	1,940,584
Capital Bank Financial Corp. - Class A (a)	84,900	2,566,527
Cascade Bancorp (a)	30,471	164,848
Cathay General Bancorp	75,400	2,258,984
Central Pacific Financial Corp.	185,501	3,889,956
Century Bancorp, Inc. - Class A	3,000	122,280
Chemical Financial Corp.	26,400	854,040
Citizens & Northern Corp. (b)	7,100	138,592
City Holding Co.	52,909	2,608,414
CoBiz Financial, Inc.	35,740	464,977
Columbia Banking System, Inc.	19,900	621,079
Community Bank System, Inc. (b)	49,600	1,843,632
Community Trust Bancorp, Inc.	44,716	1,587,865
Customers Bancorp, Inc. (a)	61,400	1,577,980
East West Bancorp, Inc.	4,628	177,808
Financial Institutions, Inc.	25,499	631,865
First Bancorp	11,100	188,700
First Bancorp/Puerto Rico (a)	467,000	1,662,520
First Busey Corp.	50,566	1,004,747
First Citizens BancShares, Inc. - Class A	3,000	678,000
First Commonwealth Financial Corp.	465,300	4,229,577
First Community Bancshares, Inc.	16,900	302,510
First Financial Bancorp	41,500	791,820
First Financial Bankshares, Inc. (b)	27,700	880,306
First Interstate BancSystem, Inc. - Class A	33,900	943,776
Flushing Financial Corp.	56,000	1,121,120
FNB Corp.	170,100	2,202,795
Fulton Financial Corp.	107,900	1,305,590
Glacier Bancorp, Inc.	77,600	2,047,864
Great Southern Bancorp, Inc. (b)	13,400	580,220
Guaranty Bancorp (b)	9,600	158,112
Hancock Holding Co.	121,600	3,289,280

Banks—(Continued)
Heartland Financial USA, Inc.	19,783	717,925
Heritage Financial Corp.	8,934	168,138
Lakeland Bancorp, Inc.	22,545	250,475
Lakeland Financial Corp.	10,200	460,530
MainSource Financial Group, Inc.	61,204	1,246,114
MB Financial, Inc.	43,800	1,429,632
Metro Bancorp, Inc.	21,500	631,885
National Penn Bancshares, Inc.	17,200	202,100
OFG Bancorp	205,845	1,797,027
Pacific Continental Corp.	28,685	381,797
PacWest Bancorp (b)	56,900	2,435,889
Preferred Bank	6,400	202,240
Republic Bancorp, Inc. - Class A (b)	7,200	176,760
S&T Bancorp, Inc. (b)	8,000	260,960
Sierra Bancorp	6,200	98,952
Simmons First National Corp. - Class A (b)	5,000	239,650
Southside Bancshares, Inc.	6,455	177,835
Southwest Bancorp, Inc.	46,600	764,706
State Bank Financial Corp.	21,100	436,348
Sterling Bancorp	48,805	725,730
Stock Yards Bancorp, Inc. (b)	4,600	167,210
Suffolk Bancorp	6,300	172,116
TCF Financial Corp.	161,200	2,443,792
Tompkins Financial Corp. (b)	14,459	771,532
TriState Capital Holdings, Inc. (a) (b)	9,400	117,218
Trustmark Corp. (b)	52,600	1,218,742
UMB Financial Corp. (b)	68,400	3,475,404
Umpqua Holdings Corp.	215,761	3,516,904
Union Bankshares Corp.	153,974	3,695,376
Valley National Bancorp (b)	27,674	272,312
Washington Trust Bancorp, Inc. (b)	13,900	534,455
Webster Financial Corp.	40,800	1,453,704
WesBanco, Inc.	5,472	172,094
West Bancorp, Inc. (b)	15,120	283,500
Westamerica Bancorp (b)	134,100	5,959,404
Western Alliance Bancorp (a)	5,764	177,013
Wilshire Bancorp, Inc. (b)	237,500	2,496,125

		93,433,269

Biotechnology—0.9%
Agios Pharmaceuticals, Inc. (a) (b)	7,200	508,248
Applied Genetic Technologies Corp. (a)	2,600	34,164
Ardelyx, Inc. (a)	12,500	216,000
Avalanche Biotechnologies, Inc. (a) (b)	2,800	23,072
Cara Therapeutics, Inc. (a)	15,000	214,350
Dicerna Pharmaceuticals, Inc. (a) (b)	6,300	51,723
Epizyme, Inc. (a) (b)	4,600	59,156
Idera Pharmaceuticals, Inc. (a) (b)	415,900	1,393,265
Immune Design Corp. (a) (b)	5,300	64,660
Insmed, Inc. (a)	16,100	298,977
Karyopharm Therapeutics, Inc. (a) (b)	2,200	23,166
Kite Pharma, Inc. (a) (b)	4,000	222,720
MacroGenics, Inc. (a)	5,300	113,526
Radius Health, Inc. (a)	16,200	1,122,822
Sage Therapeutics, Inc. (a)	1,900	80,408
Ultragenyx Pharmaceutical, Inc. (a)	4,300	414,133

MIST-152

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Verastem, Inc. (a) (b)	13,100	$23,449
Zafgen, Inc. (a)	5,200	166,140

		5,029,979

Building Products—0.4%
Gibraltar Industries, Inc. (a)	123,300	2,262,555

Capital Markets—1.1%
Arlington Asset Investment Corp. - Class A (b)	37,700	529,685
BGC Partners, Inc. - Class A	88,500	727,470
Cowen Group, Inc. - Class A (a) (b)	264,200	1,204,752
International FCStone, Inc. (a)	8,200	202,458
Investment Technology Group, Inc.	78,800	1,051,192
Janus Capital Group, Inc. (b)	24,500	333,200
Oppenheimer Holdings, Inc. - Class A	20,509	410,385
Stifel Financial Corp. (a)	31,700	1,334,570

		5,793,712

Chemicals—0.8%
Intrepid Potash, Inc. (a) (b)	177,400	982,796
KMG Chemicals, Inc.	6,200	119,598
Minerals Technologies, Inc.	6,500	313,040
Olin Corp.	81,400	1,368,334
OM Group, Inc.	47,600	1,565,564
Tredegar Corp.	14,025	183,447

		4,532,779

Commercial Services & Supplies—2.0%
ABM Industries, Inc.	17,200	469,732
ACCO Brands Corp. (a)	531,000	3,754,170
Ennis, Inc.	30,500	529,480
Essendant, Inc.	91,500	2,967,345
HNI Corp. (b)	20,100	862,290
Quad/Graphics, Inc.	105,607	1,277,845
West Corp.	42,000	940,800

		10,801,662

Communications Equipment—2.0%
Black Box Corp.	76,092	1,121,596
Comtech Telecommunications Corp.	54,882	1,131,118
Harmonic, Inc. (a)	24,500	142,100
InterDigital, Inc. (b)	80,400	4,068,240
NETGEAR, Inc. (a)	58,400	1,703,528
Polycom, Inc. (a)	249,900	2,618,952

		10,785,534

Construction & Engineering—1.7%
Argan, Inc.	91,710	3,180,503
Comfort Systems USA, Inc.	51,200	1,395,712
EMCOR Group, Inc.	111,600	4,938,300

		9,514,515

Consumer Finance—0.5%
Cash America International, Inc. (b)	57,000	1,594,290

Consumer Finance—(Continued)
Nelnet, Inc. - Class A	40,300	1,394,783

		2,989,073

Containers & Packaging—0.6%
Graphic Packaging Holding Co.	230,300	2,945,537
Myers Industries, Inc.	20,000	268,000

		3,213,537

Distributors—0.0%
VOXX International Corp. (a)	32,400	240,408

Diversified Consumer Services—1.3%
Ascent Capital Group, Inc. - Class A (a) (b)	24,900	681,762
Houghton Mifflin Harcourt Co. (a)	32,600	662,106
K12, Inc. (a)	147,900	1,839,876
Regis Corp. (a)	250,500	3,281,550
Steiner Leisure, Ltd. (a)	14,100	890,838

		7,356,132

Diversified Financial Services—0.1%
Marlin Business Services Corp.	18,274	281,237

Diversified Telecommunication Services—0.9%
Cincinnati Bell, Inc. (a)	772,200	2,409,264
Fairpoint Communications, Inc. (a)	12,300	189,543
Intelsat S.A. (a) (b)	76,600	492,538
Vonage Holdings Corp. (a)	306,700	1,803,396
Windstream Holdings, Inc. (b)	33,000	202,620

		5,097,361

Electric Utilities—2.1%
El Paso Electric Co.	108,505	3,995,154
PNM Resources, Inc.	51,900	1,455,795
Portland General Electric Co.	139,500	5,157,315
Spark Energy, Inc. - Class A	8,100	134,055
Unitil Corp.	18,900	697,032

		11,439,351

Electrical Equipment—0.2%
General Cable Corp.	68,400	813,960
LSI Industries, Inc.	51,565	435,209

		1,249,169

Electronic Equipment, Instruments & Components—2.3%
Benchmark Electronics, Inc. (a)	180,200	3,921,152
Checkpoint Systems, Inc.	34,300	248,675
Coherent, Inc. (a)	23,300	1,274,510
Insight Enterprises, Inc. (a)	137,208	3,546,827
Sanmina Corp. (a)	101,000	2,158,370
Tech Data Corp. (a)	7,800	534,300
Vishay Intertechnology, Inc. (b)	102,200	990,318

		12,674,152

MIST-153

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.6%
Atwood Oceanics, Inc. (b)	44,500	$659,045
Geospace Technologies Corp. (a) (b)	33,092	457,000
GulfMark Offshore, Inc. - Class A (b)	132,096	807,107
Helix Energy Solutions Group, Inc. (a)	269,800	1,292,342
Key Energy Services, Inc. (a)	930,700	437,429
North Atlantic Drilling, Ltd. (a) (b)	309,400	238,238
Parker Drilling Co. (a)	113,000	297,190
Pioneer Energy Services Corp. (a)	477,700	1,003,170
SEACOR Holdings, Inc. (a) (b)	44,100	2,637,621
Unit Corp. (a) (b)	97,100	1,093,346

		8,922,488

Food & Staples Retailing—0.3%
Smart & Final Stores, Inc. (a)	66,300	1,041,573
SpartanNash Co.	30,900	798,765

		1,840,338

Food Products—0.8%
Blue Buffalo Pet Products, Inc. (a) (b)	18,700	334,917
Farmer Bros. Co. (a) (b)	4,000	109,000
Fresh Del Monte Produce, Inc.	37,800	1,493,478
Pinnacle Foods, Inc.	55,200	2,311,776
Sanderson Farms, Inc. (b)	1,900	130,283
Seneca Foods Corp. - Class A (a)	3,300	86,955

		4,466,409

Gas Utilities—2.2%
AGL Resources, Inc.	31,000	1,892,240
Chesapeake Utilities Corp.	11,150	591,842
Laclede Group, Inc. (The) (b)	64,939	3,541,124
Northwest Natural Gas Co. (b)	52,200	2,392,848
Piedmont Natural Gas Co., Inc.	16,700	669,169
Southwest Gas Corp.	54,900	3,201,768

		12,288,991

Health Care Equipment & Supplies—1.2%
Halyard Health, Inc. (a)	14,500	412,380
Inogen, Inc. (a)	14,700	713,685
Meridian Bioscience, Inc.	48,900	836,190
Orthofix International NV (a)	27,000	911,250
Quidel Corp. (a) (b)	101,500	1,916,320
Rockwell Medical, Inc. (a) (b)	58,700	452,577
SurModics, Inc. (a) (b)	74,086	1,618,038

		6,860,440

Health Care Providers & Services—1.6%
Addus HomeCare Corp. (a)	13,300	414,295
Alliance HealthCare Services, Inc. (a)	18,600	181,536
Centene Corp. (a)	45,800	2,483,734
Cross Country Healthcare, Inc. (a)	180,300	2,453,883
Select Medical Holdings Corp.	10,000	107,900
Surgical Care Affiliates, Inc. (a)	92,000	3,007,480

		8,648,828

Health Care Technology—0.4%
MedAssets, Inc. (a) (b)	111,600	2,238,696

Hotels, Restaurants & Leisure—1.7%
Bob Evans Farms, Inc.	43,600	1,890,060
Dave & Buster’s Entertainment, Inc. (a)	21,200	801,996
Isle of Capri Casinos, Inc. (a)	246,341	4,296,187
Jack in the Box, Inc.	6,800	523,872
Ruby Tuesday, Inc. (a)	23,300	144,693
Ruth’s Hospitality Group, Inc.	99,600	1,617,504
Speedway Motorsports, Inc.	14,900	268,945

		9,543,257

Household Durables—1.0%
CSS Industries, Inc.	37,951	999,629
KB Home (b)	71,300	966,115
Leggett & Platt, Inc.	34,800	1,435,500
MDC Holdings, Inc. (b)	14,100	369,138
NACCO Industries, Inc. - Class A	10,000	475,500
Ryland Group, Inc. (The) (b)	25,100	1,024,833

		5,270,715

Household Products—0.7%
Central Garden & Pet Co. - Class A (a)	221,600	3,569,976

Independent Power and Renewable Electricity Producers—0.5%
Atlantic Power Corp. (b)	763,400	1,419,924
Ormat Technologies, Inc. (b)	42,300	1,439,469

		2,859,393

Insurance—5.0%
American Equity Investment Life Holding Co. (b)	28,200	657,342
Arch Capital Group, Ltd. (a)	12,456	915,142
Argo Group International Holdings, Ltd.	44,964	2,544,513
CNO Financial Group, Inc. (b)	347,600	6,538,356
Global Indemnity plc (a)	4,200	109,914
Hallmark Financial Services, Inc. (a)	26,721	307,024
Horace Mann Educators Corp.	85,611	2,843,998
Kemper Corp.	14,200	502,254
Maiden Holdings, Ltd. (b)	33,400	463,592
Navigators Group, Inc. (The) (a)	13,000	1,013,740
Primerica, Inc. (b)	39,700	1,789,279
ProAssurance Corp.	64,100	3,145,387
StanCorp Financial Group, Inc.	23,300	2,660,860
Symetra Financial Corp.	115,400	3,651,256
United Fire Group, Inc.	6,300	220,815

		27,363,472

Internet & Catalog Retail—0.4%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	93,300	2,068,461

Internet Software & Services—1.1%
Bazaarvoice, Inc. (a)	208,800	941,688
Benefitfocus, Inc. (a) (b)	16,700	521,875
Blucora, Inc. (a)	135,400	1,864,458
EarthLink Holdings Corp.	226,700	1,763,726

MIST-154

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Monster Worldwide, Inc. (a) (b)	138,500	$889,170

		5,980,917

IT Services—1.4%
Convergys Corp. (b)	149,900	3,464,189
Everi Holdings, Inc. (a)	22,300	114,399
EVERTEC, Inc. (b)	12,600	227,682
ModusLink Global Solutions, Inc. (a) (b)	28,900	82,654
MoneyGram International, Inc. (a)	32,100	257,442
Sykes Enterprises, Inc. (a)	45,400	1,157,700
Unisys Corp. (a) (b)	188,700	2,245,530

		7,549,596

Leisure Products—0.2%
MCBC Holdings, Inc. (a)	22,600	292,896
Nautilus, Inc. (a)	60,600	909,000

		1,201,896

Life Sciences Tools & Services—0.1%
Affymetrix, Inc. (a)	37,100	316,834

Machinery—2.4%
Accuride Corp. (a)	30,100	83,377
AGCO Corp. (b)	34,800	1,622,724
Briggs & Stratton Corp. (b)	98,100	1,894,311
Douglas Dynamics, Inc.	135,942	2,699,808
Federal Signal Corp.	72,900	999,459
Hurco Cos., Inc.	23,482	616,168
Hyster-Yale Materials Handling, Inc.	25,200	1,457,316
Kadant, Inc.	48,107	1,876,654
Mueller Water Products, Inc. - Class A	107,500	823,450
Wabash National Corp. (a) (b)	67,400	713,766
Watts Water Technologies, Inc. - Class A	7,600	401,432

		13,188,465

Marine—0.7%
Matson, Inc.	95,100	3,660,399

Media—0.4%
Entercom Communications Corp. - Class A (a) (b)	66,060	671,170
Saga Communications, Inc. - Class A (b)	3,235	108,728
Time, Inc.	79,800	1,520,190
Townsquare Media, Inc. - Class A (a)	9,200	89,884

		2,389,972

Metals & Mining—0.8%
Cliffs Natural Resources, Inc. (b)	249,100	607,804
Schnitzer Steel Industries, Inc. - Class A	132,800	1,798,112
Worthington Industries, Inc.	85,300	2,258,744

		4,664,660

Multi-Utilities—1.5%
Avista Corp.	125,800	4,182,850
NorthWestern Corp. (b)	78,783	4,240,889

		8,423,739

Multiline Retail—0.7%
Dillard’s, Inc. - Class A (b)	45,400	3,967,506
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	7,400	119,658

		4,087,164

Oil, Gas & Consumable Fuels—2.1%
Adams Resources & Energy, Inc.	1,600	65,600
Alon USA Energy, Inc. (b)	33,500	605,345
Approach Resources, Inc. (a) (b)	108,900	203,643
Bill Barrett Corp. (a) (b)	661,300	2,182,290
Frontline, Ltd. (a) (b)	78,000	209,820
Gastar Exploration, Inc. (a) (b)	136,400	156,860
Halcon Resources Corp. (a) (b)	753,500	399,355
Jones Energy, Inc. - Class A (a) (b)	84,400	404,276
Penn Virginia Corp. (a) (b)	310,000	164,300
REX American Resources Corp. (a) (b)	98,400	4,981,008
Rex Energy Corp. (a) (b)	334,000	691,380
SandRidge Energy, Inc. (a) (b)	179,300	48,411
Stone Energy Corp. (a) (b)	168,800	837,248
Triangle Petroleum Corp. (a) (b)	215,833	306,483
W&T Offshore, Inc. (b)	100,800	302,400

		11,558,419

Paper & Forest Products—0.8%
Domtar Corp.	46,200	1,651,650
PH Glatfelter Co.	6,200	106,764
Schweitzer-Mauduit International, Inc.	79,600	2,736,648

		4,495,062

Pharmaceuticals—0.4%
Amphastar Pharmaceuticals, Inc. (a)	31,000	362,390
Medicines Co. (The) (a) (b)	31,100	1,180,556
Revance Therapeutics, Inc. (a) (b)	9,300	276,768
ZS Pharma, Inc. (a) (b)	3,100	203,546

		2,023,260

Professional Services—1.9%
Barrett Business Services, Inc.	56,160	2,410,949
CRA International, Inc. (a)	10,100	217,958
FTI Consulting, Inc. (a)	143,400	5,952,534
RPX Corp. (a)	59,700	819,084
VSE Corp.	24,900	997,743

		10,398,268

Real Estate Investment Trusts—13.7%
American Assets Trust, Inc.	8,400	343,224
Anworth Mortgage Asset Corp.	867,566	4,285,776
Apartment Investment & Management Co. - Class A	71,800	2,658,036
Ashford Hospitality Prime, Inc.	57,639	808,675
Ashford Hospitality Trust, Inc.	239,095	1,458,479
Capstead Mortgage Corp. (b)	396,058	3,917,014
CBL & Associates Properties, Inc.	153,100	2,105,125
Cedar Realty Trust, Inc.	100,100	621,621
Chambers Street Properties (b)	176,700	1,146,783
Coresite Realty Corp.	105,000	5,401,200
CubeSmart	200,500	5,455,605

MIST-155

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
CyrusOne, Inc.	16,000	$522,560
CYS Investments, Inc. (b)	739,500	5,368,770
DCT Industrial Trust, Inc. (b)	174,075	5,859,364
DiamondRock Hospitality Co.	116,200	1,284,010
DuPont Fabros Technology, Inc.	25,300	654,764
Education Realty Trust, Inc.	32,000	1,054,400
EPR Properties	27,500	1,418,175
FelCor Lodging Trust, Inc. (b)	258,969	1,830,911
First Industrial Realty Trust, Inc.	45,900	961,605
First Potomac Realty Trust	177,900	1,956,900
Franklin Street Properties Corp.	59,200	636,400
Getty Realty Corp.	53,036	837,969
Gladstone Commercial Corp.	26,600	375,326
Government Properties Income Trust (b)	125,000	2,000,000
Highwoods Properties, Inc.	21,300	825,375
Home Properties, Inc.	24,000	1,794,000
Hospitality Properties Trust	58,000	1,483,640
LaSalle Hotel Properties	28,900	820,471
LTC Properties, Inc.	36,000	1,536,120
Mid-America Apartment Communities, Inc.	5,232	428,344
Pebblebrook Hotel Trust	46,800	1,659,060
Pennsylvania Real Estate Investment Trust	109,300	2,167,419
Potlatch Corp. (b)	111,100	3,198,569
PS Business Parks, Inc.	13,000	1,031,940
RAIT Financial Trust (b)	344,700	1,709,712
Saul Centers, Inc.	4,300	222,525
Strategic Hotels & Resorts, Inc. (a)	27,600	380,604
Sunstone Hotel Investors, Inc.	159,226	2,106,560
Taubman Centers, Inc.	5,000	345,400
Urstadt Biddle Properties, Inc. - Class A	28,400	532,216
Washington Real Estate Investment Trust (b)	89,100	2,221,263
WP GLIMCHER, Inc.	2,247	26,200

		75,452,110

Real Estate Management & Development—1.3%
Alexander & Baldwin, Inc.	74,700	2,564,451
Forestar Group, Inc. (a) (b)	170,000	2,235,500
St. Joe Co. (The) (a) (b)	118,900	2,274,557

		7,074,508

Road & Rail—0.8%
AMERCO	1,600	629,552
ArcBest Corp.	78,500	2,022,945
PAM Transportation Services, Inc. (a)	18,245	602,997
USA Truck, Inc. (a)	58,600	1,009,678

		4,265,172

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc. (a)	98,900	2,601,070
Amkor Technology, Inc. (a)	277,600	1,246,424
Cohu, Inc.	139,792	1,378,349
Cypress Semiconductor Corp. (a) (b)	304,302	2,592,653
Fairchild Semiconductor International, Inc. (a)	139,100	1,952,964
First Solar, Inc. (a)	37,600	1,607,400
IXYS Corp.	24,200	270,072

Semiconductors & Semiconductor Equipment—(Continued)
Ultra Clean Holdings, Inc. (a)	27,800	159,572
Xcerra Corp. (a)	250,239	1,571,501

		13,380,005

Software—2.6%
Aspen Technology, Inc. (a) (b)	46,000	1,743,860
EnerNOC, Inc. (a) (b)	151,400	1,196,060
Fair Isaac Corp.	23,300	1,968,850
Rovi Corp. (a) (b)	312,500	3,278,125
Take-Two Interactive Software, Inc. (a) (b)	219,300	6,300,489

		14,487,384

Specialty Retail—1.4%
Abercrombie & Fitch Co. - Class A (b)	10,600	224,614
Build-A-Bear Workshop, Inc. (a)	7,400	139,786
Children’s Place, Inc. (The)	99,000	5,709,330
Guess?, Inc. (b)	79,700	1,702,392
Party City Holdco, Inc. (a) (b)	12,200	194,834

		7,970,956

Textiles, Apparel & Luxury Goods—0.4%
Iconix Brand Group, Inc. (a) (b)	96,200	1,300,624
Unifi, Inc. (a)	26,281	783,437

		2,084,061

Thrifts & Mortgage Finance—2.4%
BankFinancial Corp.	8,085	100,496
Beneficial Bancorp, Inc. (a) (b)	123,455	1,637,013
Brookline Bancorp, Inc.	27,500	278,850
Charter Financial Corp. (b)	100,100	1,269,268
Fox Chase Bancorp, Inc.	9,800	170,128
Kearny Financial Corp.	7,291	83,628
Meridian Bancorp, Inc.	44,900	613,783
MGIC Investment Corp. (a) (b)	37,600	348,176
Northfield Bancorp, Inc.	225,900	3,435,939
OceanFirst Financial Corp.	20,500	353,010
Oritani Financial Corp.	33,000	515,460
Territorial Bancorp, Inc.	5,800	151,032
United Financial Bancorp, Inc.	35,300	460,665
Walker & Dunlop, Inc. (a)	98,300	2,563,664
Waterstone Financial, Inc. (b)	13,000	175,240
WSFS Financial Corp.	27,795	800,774

		12,957,126

Tobacco—0.9%
Universal Corp. (b)	95,667	4,742,213

Trading Companies & Distributors—0.2%
DXP Enterprises, Inc. (a) (b)	19,000	518,320
MRC Global, Inc. (a)	46,800	521,820

		1,040,140

Water Utilities—0.6%
American States Water Co.	58,900	2,438,460

MIST-156

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—(Continued)
California Water Service Group	40,600	$898,072

		3,336,532

Total Common Stocks (Cost $536,500,784)		528,888,601

Short-Term Investments—24.2%

Mutual Fund—20.4%
State Street Navigator Securities Lending MET Portfolio (c)	112,540,158	112,540,158

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $20,917,970 on 10/01/15, collateralized by $20,970,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $21,336,975.	20,917,970	20,917,970

Total Short-Term Investments (Cost $133,458,128)		133,458,128

Total Investments—120.1% (Cost $669,958,912) (d)		662,346,729
Other assets and liabilities (net)—(20.1)%		(111,019,209)

Net Assets—100.0%		$551,327,520

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $121,539,140 and the collateral received consisted of cash in the amount of $112,540,158 and non-cash collateral with a value of $11,489,264. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $669,958,912. The aggregate unrealized appreciation and depreciation of investments were $70,878,824 and $(78,491,007), respectively, resulting in net unrealized depreciation of $(7,612,183).

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Russell 2000 Mini Index Futures	12/18/15	198	USD	22,849,596	$(1,150,776)

(USD)—	United States Dollar

MIST-157

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$528,888,601	$—	$—	$528,888,601
Short-Term Investments
Mutual Fund	112,540,158	—	—	112,540,158
Repurchase Agreement	—	20,917,970	—	20,917,970
Total Short-Term Investments	112,540,158	20,917,970	—	133,458,128
Total Investments	$641,428,759	$20,917,970	$—	$662,346,729

Collateral for securities loaned (Liability)	$—	$(112,540,158)	$—	$(112,540,158)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,150,776)	$—	$—	$(1,150,776)

*	See Schedule of Investments for additional detailed categorizations.

MIST-158

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—63.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Thales S.A.	99,817	$6,954,110
TransDigm Group, Inc. (a) (b)	53,380	11,338,446

		18,292,556

Banks—6.2%
HDFC Bank, Ltd.	269,944	5,284,553
ING Groep NV	525,018	7,452,991
M&T Bank Corp. (b)	42,362	5,166,046
Mitsubishi UFJ Financial Group, Inc.	935,500	5,654,028
Wells Fargo & Co.	103,853	5,332,851

		28,890,469

Beverages—2.5%
Anheuser-Busch InBev S.A.	69,168	7,346,615
Asahi Group Holdings, Ltd.	133,300	4,338,055

		11,684,670

Biotechnology—1.4%
Alexion Pharmaceuticals, Inc. (a)	43,382	6,784,511

Building Products—1.4%
Assa Abloy AB - Class B	145,415	2,611,912
Geberit AG	13,255	4,058,256

		6,670,168

Capital Markets—1.4%
Goldman Sachs Group, Inc. (The)	38,506	6,690,803

Diversified Financial Services—1.4%
London Stock Exchange Group plc	180,642	6,629,880

Energy Equipment & Services—1.2%
Schlumberger, Ltd.	81,303	5,607,468

Food Products—0.8%
Universal Robina Corp.	895,450	3,685,651

Health Care Providers & Services—1.6%
UnitedHealth Group, Inc.	64,079	7,433,805

Household Durables—2.1%
Jarden Corp. (a) (b)	201,189	9,834,118

Insurance—4.1%
AIA Group, Ltd.	1,218,000	6,341,570
Legal & General Group plc	1,751,446	6,324,624
Travelers Cos., Inc. (The)	67,267	6,695,085

		19,361,279

Internet & Catalog Retail—3.7%
Amazon.com, Inc. (a)	14,144	7,240,172
Priceline Group, Inc. (The) (a)	7,986	9,877,564

		17,117,736

Internet Software & Services—6.6%
Alibaba Group Holding, Ltd. (ADR) (a)	128,458	$7,575,168
Alphabet, Inc. - Class A (a)	14,130	9,020,168
Alphabet, Inc. - Class C (a)	9,737	5,924,186
Facebook, Inc. - Class A (a)	91,758	8,249,044

		30,768,566

IT Services—3.9%
CGI Group, Inc. - Class A (a)	189,300	6,858,490
HCL Technologies, Ltd.	373,428	5,616,024
Nomura Research Institute, Ltd.	148,500	5,721,018

		18,195,532

Machinery—1.1%
Atlas Copco AB - A Shares	212,562	5,124,444

Media—1.5%
Comcast Corp. - Class A	120,419	6,849,433

Oil, Gas & Consumable Fuels—1.2%
Kinder Morgan, Inc.	205,800	5,696,544

Personal Products—1.1%
Hengan International Group Co., Ltd.	540,000	5,275,147

Pharmaceuticals—7.3%
Allergan plc (a)	43,118	11,719,903
Novo Nordisk A/S - Class B	110,096	5,925,838
Roche Holding AG	17,723	4,685,146
Valeant Pharmaceuticals International, Inc. (a)	67,394	12,021,742

		34,352,629

Road & Rail—1.1%
Genesee & Wyoming, Inc. - Class A (a) (b)	86,459	5,107,998

Semiconductors & Semiconductor Equipment—1.0%
Texas Instruments, Inc.	98,660	4,885,643

Software—1.3%
FactSet Research Systems, Inc. (b)	37,194	5,943,973

Specialty Retail—3.7%
AutoZone, Inc. (a) (b)	17,794	12,879,831
Signet Jewelers, Ltd.	31,669	4,311,101

		17,190,932

Textiles, Apparel & Luxury Goods—0.8%
Luxottica Group S.p.A.	54,100	3,760,717

Trading Companies & Distributors—1.6%
Brenntag AG	33,357	1,795,133
WW Grainger, Inc. (b)	25,963	5,582,305

		7,377,438

Total Common Stocks (Cost $267,848,114)		299,212,110

MIST-159

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—24.7%

Security Description	Principal Amount*	Value

Advertising—0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.250%, 02/15/22	25,000	$24,969
5.875%, 03/15/25	55,000	55,962
WPP plc
6.000%, 04/04/17 (GBP)	160,000	257,054

		337,985

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V.
5.050%, 06/15/25	105,000	97,151
TransDigm, Inc.
6.500%, 07/15/24	76,000	71,429
6.500%, 05/15/25 (144A)	75,000	70,500

		239,080

Airlines—0.4%
Air Canada
7.625%, 10/01/19 (144A) (CAD)	470,000	374,204
Delta Air Lines Pass-Through Trust
8.021%, 08/10/22	1,011,600	1,143,107
U.S. Airways Pass-Through Trust
5.900%, 10/01/24	68,969	76,211
8.000%, 10/01/19	34,593	38,831
United Continental Holdings, Inc.
6.375%, 06/01/18	305,000	320,250

		1,952,603

Auto Manufacturers—1.8%
Ford Motor Co.
6.625%, 10/01/28	1,675,000	1,960,385
Ford Motor Credit Co. LLC
2.459%, 03/27/20	3,000,000	2,937,552
General Motors Financial Co., Inc.
2.400%, 04/10/18	3,000,000	2,976,942
3.450%, 04/10/22	100,000	96,189
Kia Motors Corp.
3.625%, 06/14/16 (144A)	300,000	304,011
Volkswagen Group of America Finance LLC
2.400%, 05/22/20 (144A)	200,000	185,541

		8,460,620

Auto Parts & Equipment—0.3%
Goodyear Tire & Rubber Co. (The)
7.000%, 03/15/28	1,228,000	1,283,260
Tupy Overseas S.A.
6.625%, 07/17/24 (144A)	200,000	176,000

		1,459,260

Banks—3.0%
Akbank TAS
4.000%, 01/24/20 (144A)	200,000	188,226
Axis Bank, Ltd.
3.250%, 05/21/20 (144A)	225,000	225,402

Banks—(Continued)
Banco de Credito e Inversiones
3.000%, 09/13/17 (144A)	600,000	605,399
Banco do Brasil S.A.
3.875%, 10/10/22 (b)	300,000	231,375
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	400,000	398,800
Banco Santander Mexico S.A.
4.125%, 11/09/22 (144A)	150,000	148,110
Banco Votorantim S.A.
6.250%, 05/16/16 (144A) (BRL)	450,000	140,407
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
1.700%, 03/05/18 (144A)	375,000	372,792
2.150%, 09/14/18 (144A)	360,000	362,422
Barclays plc
3.650%, 03/16/25	225,000	214,818
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.375%, 08/04/25	350,000	350,251
Corpbanca S.A.
3.125%, 01/15/18	230,000	229,106
Credit Agricole S.A.
4.375%, 03/17/25 (144A)	200,000	193,126
7.500%, 06/23/26 (GBP) (c)	160,000	233,176
Goldman Sachs Group, Inc. (The)
3.375%, 02/01/18 (CAD)	300,000	232,467
6.750%, 10/01/37	945,000	1,127,308
ICICI Bank, Ltd.
6.375%, 04/30/22 (144A) (c)	300,000	303,893
Industrial Bank of Korea
2.375%, 07/17/17 (144A)	300,000	304,033
Itau Unibanco Holding S.A.
2.850%, 05/26/18 (144A)	385,000	360,630
6.200%, 12/21/21 (144A) (b)	300,000	284,250
KEB Hana Bank
4.000%, 11/03/16 (144A)	200,000	205,534
Lloyds Banking Group plc
4.500%, 11/04/24 (b)	200,000	201,050
Macquarie Bank, Ltd.
6.625%, 04/07/21 (144A)	500,000	560,443
Morgan Stanley
4.100%, 05/22/23	200,000	202,423
4.350%, 09/08/26	315,000	316,621
7.625%, 03/03/16 (AUD)	500,000	357,886
Royal Bank of Scotland Group plc
6.000%, 12/19/23	470,000	500,393
Santander Holdings USA, Inc.
2.650%, 04/17/20	400,000	392,734
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	200,000	198,327
Shinhan Bank
2.250%, 04/15/20 (144A)	400,000	397,461
Siam Commercial Bank PCL
3.500%, 04/07/19 (144A)	420,000	430,330
Societe Generale S.A.
4.250%, 04/14/25 (144A) (b)	905,000	857,787
6.750%, 04/07/21 (EUR) (c)	195,000	213,535

MIST-160

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Standard Chartered plc
4.000%, 10/21/25 (EUR) (c)	250,000	$271,480
State Bank of India
4.125%, 08/01/17 (144A)	300,000	310,138
TC Ziraat Bankasi A/S
4.250%, 07/03/19 (144A)	380,000	367,931
Turkiye Garanti Bankasi A/S
4.000%, 09/13/17 (144A)	300,000	298,125
Turkiye Halk Bankasi A/S
4.750%, 02/11/21 (144A)	210,000	196,350
Turkiye Is Bankasi A/S
3.875%, 11/07/17 (144A)	400,000	397,420
UniCredit S.p.A.
6.950%, 10/31/22 (EUR)	300,000	383,795
Woori Bank
5.875%, 04/13/21 (144A)	200,000	229,025
Yapi ve Kredi Bankasi A/S
5.250%, 12/03/18 (144A)	360,000	361,476

		14,156,255

Beverages—0.1%
Constellation Brands, Inc.
4.750%, 11/15/24	110,000	111,100
DS Services of America, Inc.
10.000%, 09/01/21 (144A)	125,000	143,594

		254,694

Biotechnology—0.7%
Amgen, Inc.
2.125%, 05/01/20	3,130,000	3,089,150

Building Materials—0.3%
Atrium Windows & Doors, Inc.
7.750%, 05/01/19 (144A)	215,000	157,487
Cemex Finance LLC
6.000%, 04/01/24 (144A) (b)	265,000	241,150
Cemex S.A.B. de C.V.
5.700%, 01/11/25 (144A) (b)	200,000	179,000
Masco Corp.
6.500%, 08/15/32	30,000	30,750
7.750%, 08/01/29	200,000	223,500
Union Andina de Cementos SAA
5.875%, 10/30/21 (144A)	450,000	433,125

		1,265,012

Chemicals—0.8%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A) (b)	200,000	164,000
Chemours Co. (The)
6.625%, 05/15/23 (144A) (b)	430,000	289,175
7.000%, 05/15/25 (144A) (b)	80,000	52,600
Hercules, Inc.
6.500%, 06/30/29	10,000	9,225
Hexion, Inc.
7.875%, 02/15/23 (d)	899,000	476,470
9.200%, 03/15/21 (d)	1,910,000	1,236,725

Chemicals—(Continued)
Incitec Pivot Finance LLC
6.000%, 12/10/19 (144A)	80,000	$87,549
INEOS Group Holdings S.A.
5.750%, 02/15/19 (EUR)	180,000	193,119
Israel Chemicals, Ltd.
4.500%, 12/02/24 (144A)	380,000	380,456
OCP S.A.
4.500%, 10/22/25 (144A)	405,000	378,675
6.875%, 04/25/44 (144A)	245,000	245,245

		3,513,239

Commercial Services—0.1%
DP World, Ltd.
3.250%, 05/18/20 (144A) (b)	350,000	348,687
RR Donnelley & Sons Co.
7.000%, 02/15/22	255,000	247,350

		596,037

Cosmetics/Personal Care—0.0%
Avon Products, Inc.
8.700%, 03/15/43	40,000	28,320

Diversified Financial Services—2.1%
Ally Financial, Inc.
3.750%, 11/18/19	4,325,000	4,238,500
BOC Aviation Pte, Ltd.
3.000%, 03/30/20	200,000	198,361
CIMPOR Financial Operations B.V.
5.750%, 07/17/24 (144A)	410,000	275,110
Jefferies Group LLC
5.125%, 01/20/23	50,000	50,099
6.250%, 01/15/36	175,000	165,041
6.450%, 06/08/27	50,000	51,874
6.875%, 04/15/21	480,000	539,450
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.375%, 10/01/17	90,000	90,450
Mubadala GE Capital, Ltd.
3.000%, 11/10/19 (144A)	235,000	233,148
Navient Corp.
5.000%, 10/26/20 (b)	2,085,000	1,747,855
5.500%, 01/25/23	555,000	440,182
5.625%, 08/01/33 (d)	975,000	631,312
5.875%, 10/25/24	40,000	31,400
Nomura Holdings, Inc.
2.750%, 03/19/19	485,000	492,634
Quicken Loans, Inc.
5.750%, 05/01/25 (144A)	125,000	117,344
Springleaf Finance Corp.
7.750%, 10/01/21	165,000	176,138
8.250%, 10/01/23	65,000	70,850
Unifin Financiera SAPI de C.V.
6.250%, 07/22/19 (144A)	385,000	360,937

		9,910,685

MIST-161

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—0.6%
AES Corp.
4.875%, 05/15/23	220,000	$193,050
5.500%, 03/15/24	180,000	159,570
DPL, Inc.
6.750%, 10/01/19	131,000	135,912
Dubai Electricity & Water Authority
6.375%, 10/21/16 (144A)	200,000	210,360
E-CL S.A.
5.625%, 01/15/21 (144A)	250,000	272,805
EDP Finance B.V.
2.000%, 04/22/25 (EUR)	100,000	101,847
4.125%, 01/15/20 (144A)	200,000	202,723
Emgesa S.A. E.S.P
8.750%, 01/25/21 (144A) (COP)	1,210,000,000	395,783
Empresas Publicas de Medellin E.S.P.
8.375%, 02/01/21 (144A) (COP)	1,610,000,000	522,212
Eskom Holdings SOC, Ltd.
7.125%, 02/11/25 (144A) (b)	375,000	352,849
Transelec S.A.
4.250%, 01/14/25 (144A)	460,000	453,039

		3,000,150

Engineering & Construction—0.0%
AECOM
5.750%, 10/15/22 (144A)	20,000	20,113
5.875%, 10/15/24 (144A)	20,000	20,150
Sydney Airport Finance Co. Pty., Ltd.
3.375%, 04/30/25 (144A)	40,000	38,596
5.125%, 02/22/21 (144A)	110,000	120,872

		199,731

Food—0.3%
BRF S.A.
7.750%, 05/22/18 (144A) (BRL)	480,000	98,676
Cosan Luxembourg S.A.
5.000%, 03/14/23 (144A)	200,000	150,000
SUPERVALU, Inc.
6.750%, 06/01/21 (b)	1,415,000	1,372,550

		1,621,226

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/22	400,000	406,316
Inversiones CMPC S.A.
4.375%, 05/15/23 (144A)	400,000	390,954

		797,270

Gas—0.0%
China Resources Gas Group, Ltd.
4.500%, 04/05/22 (144A)	200,000	207,072

Healthcare-Services—2.0%
HCA, Inc.
7.050%, 12/01/27	80,000	82,800
7.500%, 11/06/33	5,060,000	5,338,300

Healthcare-Services—(Continued)
HCA, Inc.
7.580%, 09/15/25	375,000	410,625
7.690%, 06/15/25	755,000	838,050
7.750%, 07/15/36	1,420,000	1,505,200
Tenet Healthcare Corp.
5.000%, 03/01/19	215,000	208,012
6.875%, 11/15/31	910,000	819,000

		9,201,987

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/17 (144A)	200,000	205,108

Home Builders—0.1%
K Hovnanian Enterprises, Inc.
5.000%, 11/01/21	700,000	493,500
7.000%, 01/15/19 (144A)	45,000	32,850
8.000%, 11/01/19 (144A)	65,000	46,637
TRI Pointe Holdings, Inc.
4.375%, 06/15/19	30,000	29,400

		602,387

Home Furnishings—0.1%
Arcelik A/S
5.000%, 04/03/23 (144A) (b)	300,000	266,070

Housewares—0.0%
Newell Rubbermaid, Inc.
4.000%, 12/01/24	150,000	152,491

Insurance—0.4%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	191,952
Forethought Financial Group, Inc.
8.625%, 04/15/21 (144A)	820,000	952,920
Genworth Holdings, Inc.
4.800%, 02/15/24 (b)	85,000	63,750
4.900%, 08/15/23 (b)	210,000	163,800
6.500%, 06/15/34	90,000	70,200
Old Mutual plc
8.000%, 06/03/21 (GBP)	280,000	468,020
Old Republic International Corp.
4.875%, 10/01/24	175,000	183,454

		2,094,096

Internet—0.1%
Baidu, Inc.
3.250%, 08/06/18	600,000	611,580

Iron/Steel—0.6%
ArcelorMittal
7.500%, 03/01/41 (b)	540,000	434,700
GTL Trade Finance, Inc.
5.893%, 04/29/24 (144A) (b)	452,000	375,160
Hyundai Steel Co.
4.625%, 04/21/16 (144A)	400,000	406,406

MIST-162

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Samarco Mineracao S.A.
4.125%, 11/01/22 (144A)	300,000	$238,500
United States Steel Corp.
6.650%, 06/01/37	85,000	60,393
7.500%, 03/15/22 (b)	290,000	229,100
Vale Overseas, Ltd.
6.875%, 11/21/36 (b)	585,000	459,283
Vale S.A.
5.625%, 09/11/42 (b)	720,000	493,200

		2,696,742

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc.
8.750%, 12/15/19 (144A)	65,000	61,425

Media—0.3%
DISH DBS Corp.
5.000%, 03/15/23	160,000	134,000
5.875%, 11/15/24	535,000	454,416
Grupo Televisa S.A.B.
7.250%, 05/14/43 (MXN)	6,000,000	299,750
Myriad International Holding B.V.
6.000%, 07/18/20 (144A)	200,000	213,832
Time Warner Cable, Inc.
4.500%, 09/15/42	45,000	35,578
5.250%, 07/15/42 (GBP)	235,000	306,773
VTR Finance B.V.
6.875%, 01/15/24 (144A)	200,000	181,500

		1,625,849

Mining—0.5%
Corp. Nacional del Cobre de Chile
4.500%, 09/16/25 (144A) (b)	445,000	427,478
Freeport-McMoRan, Inc.
3.875%, 03/15/23	945,000	702,844
5.450%, 03/15/43	185,000	128,575
Glencore Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	435,000	319,725
Hecla Mining Co.
6.875%, 05/01/21	320,000	257,600
Minera y Metalurgica del Boleo S.A. de C.V.
2.875%, 05/07/19 (144A)	480,000	487,195
Southern Copper Corp.
3.875%, 04/23/25 (b)	240,000	216,902

		2,540,319

Multi-National—0.5%
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 05/07/20 (144A)	280,000	277,900
3.750%, 04/04/17 (144A) (b)	625,000	632,422
Central American Bank for Economic Integration
3.875%, 02/09/17 (144A)	550,000	565,325

Multi-National—(Continued)
International Bank for Reconstruction & Development
2.500%, 03/12/20 (AUD)	500,000	350,809
International Finance Corp.
7.800%, 06/03/19 (INR)	29,000,000	456,307

		2,282,763

Oil & Gas—2.4%
Antero Resources Corp.
5.125%, 12/01/22	155,000	133,300
5.375%, 11/01/21	70,000	61,600
California Resources Corp.
5.000%, 01/15/20 (b)	2,760,000	1,775,011
Chesapeake Energy Corp.
4.875%, 04/15/22 (b)	1,665,000	1,086,412
5.750%, 03/15/23	55,000	35,870
6.125%, 02/15/21 (b)	200,000	139,375
6.625%, 08/15/20 (b)	75,000	55,734
7.250%, 12/15/18	40,000	33,100
Cimarex Energy Co.
4.375%, 06/01/24	675,000	657,198
CNOOC Finance 2015 Australia Pty, Ltd.
2.625%, 05/05/20	200,000	197,136
CNOOC Finance 2015 USA LLC
3.500%, 05/05/25	200,000	190,329
Continental Resources, Inc.
3.800%, 06/01/24 (b)	125,000	101,387
4.500%, 04/15/23	10,000	8,684
Ecopetrol S.A.
5.875%, 09/18/23	370,000	356,125
5.875%, 05/28/45	205,000	156,313
Halcon Resources Corp.
8.875%, 05/15/21	185,000	55,500
Korea National Oil Corp.
3.125%, 04/03/17 (144A)	200,000	204,500
Noble Energy, Inc.
5.625%, 05/01/21	245,000	246,470
Oasis Petroleum, Inc.
6.875%, 03/15/22	55,000	43,577
6.875%, 01/15/23	85,000	65,875
7.250%, 02/01/19 (b)	115,000	101,488
Pacific Exploration and Production Corp.
5.125%, 03/28/23 (144A) (b)	600,000	207,000
5.625%, 01/19/25 (144A)	235,000	82,180
Pertamina Persero PT
4.300%, 05/20/23 (144A) (b)	1,115,000	1,017,268
Petrobras Global Finance B.V.
4.375%, 05/20/23	1,095,000	714,487
5.750%, 01/20/20	365,000	272,272
6.250%, 12/14/26 (GBP)	200,000	192,041
6.850%, 06/05/15	470,000	299,625
Petroleos Mexicanos
4.250%, 01/15/25 (144A)	320,000	292,800
5.625%, 01/23/46 (144A)	265,000	215,670
7.470%, 11/12/26 (MXN)	5,600,000	304,764

MIST-163

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Range Resources Corp.
4.875%, 05/15/25 (144A)	130,000	$115,863
5.000%, 08/15/22 (b)	190,000	168,150
5.000%, 03/15/23 (b)	115,000	101,703
Shell International Finance B.V.
3.250%, 05/11/25	200,000	197,771
Thai Oil PCL
3.625%, 01/23/23 (144A)	350,000	345,394
Whiting Petroleum Corp.
5.000%, 03/15/19	240,000	208,800
6.500%, 10/01/18 (b)	160,000	150,000
YPF S.A.
8.750%, 04/04/24 (144A)	720,000	636,336

		11,227,108

Oil & Gas Services—0.0%
FTS International, Inc.
6.250%, 05/01/22 (b)	85,000	26,350

Packaging & Containers—0.8%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	1,230,000	1,180,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.750%, 10/15/20	900,000	909,000
8.250%, 02/15/21	1,150,000	1,147,125
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	9,887
5.500%, 09/15/25 (144A)	280,000	284,200

		3,531,012

Pharmaceuticals—0.9%
AbbVie, Inc.
2.500%, 05/14/20	4,330,000	4,306,081

Pipelines—0.4%
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 06/01/25	40,000	36,792
Regency Energy Partners L.P. / Regency Energy Finance Corp.
5.000%, 10/01/22	440,000	429,594
5.500%, 04/15/23	95,000	91,913
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.125%, 11/15/19 (144A)	235,000	210,912
5.000%, 01/15/18 (144A)	100,000	95,250
6.750%, 03/15/24 (144A) (b)	530,000	506,150
Transportadora de Gas del Sur S.A.
9.625%, 05/14/20 (144A)	263,674	263,015

		1,633,626

Real Estate Investment Trusts—0.4%
iStar, Inc.
4.875%, 07/01/18	70,000	67,725
5.000%, 07/01/19	1,730,000	1,643,500

		1,711,225

Retail—1.3%
J.C. Penney Corp., Inc.
7.625%, 03/01/97	155,000	107,725
New Albertsons, Inc.
7.450%, 08/01/29	5,740,000	5,625,200
8.000%, 05/01/31	225,000	220,500
Parkson Retail Group, Ltd.
4.500%, 05/03/18	200,000	179,116
Toys “R” Us, Inc.
7.375%, 10/15/18 (b)	100,000	63,937

		6,196,478

Semiconductors—0.1%
Micron Technology, Inc.
5.500%, 02/01/25	185,000	169,737
5.625%, 01/15/26 (144A)	250,000	225,000

		394,737

Software—0.1%
First Data Corp.
10.625%, 06/15/21	439,000	481,254

Sovereign—0.0%
Export Credit Bank of Turkey
5.000%, 09/23/21 (144A)	225,000	215,019

Telecommunications—2.5%
Alcatel-Lucent USA, Inc.
6.450%, 03/15/29	55,000	54,450
Altice Luxembourg S.A.
7.750%, 05/15/22 (144A)	200,000	182,000
Bharti Airtel International Netherlands B.V.
5.125%, 03/11/23 (144A)	500,000	527,240
5.350%, 05/20/24 (144A)	390,000	417,508
British Telecommunications plc
5.750%, 12/07/28 (GBP)	540,000	980,342
CenturyLink, Inc.
6.875%, 01/15/28	45,000	37,125
7.600%, 09/15/39	475,000	359,812
7.650%, 03/15/42	185,000	141,525
Colombia Telecomunicaciones S.A. E.S.P.
5.375%, 09/27/22 (144A)	250,000	221,125
Level 3 Communications, Inc.
5.750%, 12/01/22	60,000	58,875
Level 3 Financing, Inc.
5.625%, 02/01/23	380,000	373,350
7.000%, 06/01/20	380,000	393,300
Millicom International Cellular S.A.
4.750%, 05/22/20 (144A)	225,000	214,920
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	400,000	398,248
Oi S.A.
9.750%, 09/15/16 (144A) (BRL)	300,000	50,912
Philippine Long Distance Telephone Co.
8.350%, 03/06/17	95,000	102,838
Qwest Capital Funding, Inc.
7.750%, 02/15/31	1,445,000	1,329,400

MIST-164

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
SoftBank Group Corp.
4.500%, 04/15/20 (144A)	400,000	$387,360
Sprint Capital Corp.
6.875%, 11/15/28	1,250,000	896,875
8.750%, 03/15/32	350,000	272,125
Sprint Communications, Inc.
7.000%, 08/15/20	1,500,000	1,264,680
11.500%, 11/15/21	2,000,000	1,980,000
Telstra Corp., Ltd.
3.125%, 04/07/25 (144A)	400,000	389,595
Virgin Media Finance plc
4.500%, 01/15/25 (144A) (EUR)	160,000	161,846
Wind Acquisition Finance S.A.
7.375%, 04/23/21 (144A)	360,000	355,500

		11,550,951

Textiles—0.1%
INVISTA Finance LLC
4.250%, 10/15/19 (144A)	305,000	294,325

Transportation—0.2%
Autoridad del Canal de Panama
4.950%, 07/29/35 (144A)	200,000	199,358
Transnet SOC, Ltd.
4.000%, 07/26/22 (144A) (b)	555,000	512,681

		712,039

Total Corporate Bonds & Notes (Cost $120,134,530)		115,709,411

Foreign Government—5.0%

Sovereign—5.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/16 (BRL)	4,900,000	1,111,013
Brazil Notas do Tesouro Nacional
10.000%, 01/01/19 (BRL)	1,000,000	217,097
10.000%, 01/01/21 (BRL)	1,635,000	333,028
Brazilian Government International Bond
8.500%, 01/05/24 (BRL) (b)	350,000	65,771
Chile Government International Bond
5.500%, 08/05/20 (CLP)	130,000,000	193,216
Dominican Republic International Bonds
5.500%, 01/27/25 (144A)	530,000	511,450
8.625%, 04/20/27 (144A) (e)	200,000	231,500
Export-Import Bank of Korea
3.000%, 05/22/18 (144A) (NOK)	1,700,000	206,481
Hungary Government International Bonds
5.375%, 03/25/24	540,000	585,900
5.750%, 11/22/23	410,000	456,125
Iceland Government International Bond
5.875%, 05/11/22 (144A)	500,000	569,423
Indonesia Government International Bonds
2.875%, 07/08/21 (144A) (EUR)	220,000	235,380
4.125%, 01/15/25 (144A)	200,000	185,342
5.125%, 01/15/45 (144A) (b)	200,000	175,467

Sovereign—(Continued)
Indonesia Treasury Bonds
6.125%, 05/15/28 (IDR)	5,300,000,000	264,627
7.875%, 04/15/19 (IDR)	10,200,000,000	661,176
8.375%, 03/15/24 (IDR)	5,900,000,000	372,195
11.500%, 09/15/19 (IDR)	2,901,000,000	209,732
Italy Buoni Poliennali Del Tesoro
1.500%, 06/01/25 (EUR)	185,000	202,857
4.500%, 08/01/18 (EUR)	955,000	1,193,036
4.750%, 08/01/23 (144A) (EUR)	625,000	867,200
Jamaica Government International Bond
6.750%, 04/28/28	265,000	266,325
Korea Treasury Bond
2.750%, 09/10/17 (KRW)	885,000,000	763,542
Mexican Bonos
6.500%, 06/10/21 (MXN)	26,700,000	1,653,865
6.500%, 06/09/22 (MXN)	10,420,000	639,243
8.000%, 12/07/23 (MXN)	6,158,800	410,550
8.500%, 12/13/18 (MXN)	19,350,000	1,268,716
Mexico Government International Bond
4.000%, 03/15/2115 (EUR)	100,000	92,046
New Zealand Government Bonds
3.000%, 09/20/30 (NZD) (e)	1,195,000	855,958
5.000%, 03/15/19 (NZD)	1,015,000	699,326
5.500%, 04/15/23 (NZD)	1,070,000	799,511
Norwegian Government Bonds
2.000%, 05/24/23 (144A) (NOK)	8,437,000	1,042,047
4.250%, 05/19/17 (144A) (NOK)	760,000	94,634
Philippine Government International Bond
4.950%, 01/15/21 (PHP)	30,000,000	653,081
Poland Government Bonds
4.000%, 10/25/23 (PLN)	7,110,000	2,037,122
5.500%, 10/25/19 (PLN)	1,330,000	394,120
Portugal Obrigacoes do Tesouro OT
4.100%, 02/15/45 (144A) (EUR)	145,000	182,617
South Africa Government Bonds
7.750%, 02/28/23 (ZAR)	4,750,000	332,296
10.500%, 12/21/26 (ZAR)	3,550,000	293,662
South Africa Government International Bond
5.875%, 09/16/25 (b)	200,000	213,000
Spain Government Bonds
1.600%, 04/30/25 (144A) (EUR)	180,000	197,282
4.300%, 10/31/19 (144A) (EUR)	875,000	1,120,385
Sweden Government Bond
5.000%, 12/01/20 (SEK)	2,650,000	397,299
Turkey Government Bond
6.300%, 02/14/18 (TRY)	1,150,000	342,584

Total Foreign Government (Cost $29,052,688)		23,597,227

U.S. Treasury & Government Agencies—2.7%

U.S. Treasury—2.7%
U.S. Treasury Notes
0.250%, 05/15/16	2,045,000	2,045,133
0.375%, 10/31/16 (b)	4,550,000	4,548,995

MIST-165

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 11/30/16	4,545,000	$4,548,313
1.000%, 03/15/18	1,450,000	1,457,533

Total U.S. Treasury & Government Agencies (Cost $12,579,463)		12,599,974

Convertible Bonds—1.6%

Apparel—0.0%
Iconix Brand Group, Inc.
1.500%, 03/15/18	95,000	75,525

Chemicals—0.0%
RPM International, Inc.
2.250%, 12/15/20	20,000	22,288

Commercial Services—0.0%
Macquarie Infrastructure Corp.
2.875%, 07/15/19 (b)	34,000	38,590

Computers—0.1%
Brocade Communications Systems, Inc.
1.375%, 01/01/20 (144A)	205,000	200,772

Home Builders—0.0%
KB Home
1.375%, 02/01/19	135,000	125,381

Insurance—0.5%
Old Republic International Corp.
3.750%, 03/15/18 (b)	1,875,000	2,165,625

Internet—0.1%
Priceline Group, Inc. (The)
0.900%, 09/15/21 (144A)	595,000	584,959

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc.
3.875%, 06/01/36	45,000	53,072

Oil & Gas—0.0%
Chesapeake Energy Corp.
2.500%, 05/15/37	110,000	94,600

Semiconductors—0.9%
Intel Corp.
3.250%, 08/01/39	2,670,000	4,028,362
Rovi Corp.
0.500%, 03/01/20 (144A)	135,000	104,119

		4,132,481

Telecommunications—0.0%
Ciena Corp.
3.750%, 10/15/18 (144A)	115,000	143,822

Total Convertible Bonds (Cost $5,923,711)		7,637,115

Municipals—0.2%
Tobacco Settlement Financing Corp.
6.706%, 06/01/46 (Cost $1,304,712)	1,305,000	1,001,026

Floating Rate Loans (f)—0.2%

Multi-Utilities—0.1%
PowerTeam Services LLC
1st Lien Term Loan, 4.250%, 05/06/20	242,335	240,290
2nd Lien Term Loan, 8.250%, 11/06/20	60,000	58,500

		298,790

Telecommunications—0.1%
FairPoint Communications, Inc.
Term Loan, 7.500%, 02/14/19	443,625	446,342

Total Floating Rate Loans (Cost $745,185)		745,132

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
GS Mortgage Securities Trust
5.989%, 08/10/45 (c)	40,000	40,135
Institutional Mortgage Securities Canada, Inc.
2.616%, 07/12/47 (144A) (CAD)	555,000	424,000

Total Mortgage-Backed Securities (Cost $556,284)		464,135

Preferred Stock—0.1%

Consumer Finance—0.1%
Ally Financial, Inc. , 7.000% (144A) (Cost $110,750)	453	454,430

Convertible Preferred Stocks—0.1%

Metals & Mining—0.0%
Alcoa, Inc.
5.375%, 10/01/17 (b)	1,115	37,241

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp.
5.000%, 12/31/49 (b)	694	34,960
5.750%, 12/31/49 (144A)	300	119,830

		154,790

Real Estate Investment Trusts—0.0%
Weyerhaeuser Co.
6.375%, 07/01/16	2,829	134,972

Total Convertible Preferred Stocks (Cost $396,960)		327,003

MIST-166

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—11.4%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—10.5%
State Street Navigator Securities Lending MET Portfolio (g)	49,307,661	$49,307,661

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $3,934,158 on 10/01/15, collateralized by $3,940,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $4,016,483.	3,934,158	3,934,158

Total Short-Term Investments (Cost $53,241,819)		53,241,819

Total Investments—110.0% (Cost $491,894,216) (h)		514,989,382
Other assets and liabilities (net)—(10.0)%		(46,802,947)

Net Assets—100.0%		$468,186,435

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $53,241,737 and the collateral received consisted of cash in the amount of $49,307,661 and non-cash collateral with a value of $4,828,356. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Illiquid security. As of September 30, 2015, these securities represent 0.5% of net assets.
(e)	Principal amount of security is adjusted for inflation.
(f)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(h)	As of September 30, 2015, the aggregate cost of investments was $491,894,216. The aggregate unrealized appreciation and depreciation of investments were $52,372,101 and $(29,276,935), respectively, resulting in net unrealized appreciation of $23,095,166.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $41,193,056, which is 8.8% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(ZAR)—	South African Rand

Country Diversification as of September 30, 2015 (Unaudited)	% of Net Assets
United States	54.3
United Kingdom	4.4
Canada	4.3
Japan	3.7
Hong Kong	2.5
India	2.5
Ireland	2.5
Netherlands	2.3
Switzerland	1.9
France	1.8

MIST-167

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,480,000	Morgan Stanley & Co.	12/16/15	USD	12,890,376	$(46,304)
GBP	1,575,000	Credit Suisse International	12/16/15	USD	2,429,028	(47,188)
JPY	966,000,000	Credit Suisse International	12/16/15	USD	8,071,895	(9,387)

Contracts to Deliver
AUD	1,226,000	Credit Suisse International	12/16/15	USD	857,587	$467
BRL	6,025,000	Credit Suisse International	12/09/15	USD	1,532,689	48,720
IDR	18,200,000,000	Citibank N.A.	10/15/15	USD	1,334,604	98,506
MXN	43,800,000	UBS AG	12/16/15	USD	2,598,404	22,790
NOK	2,250,000	UBS AG	12/16/15	USD	272,502	8,518
NZD	3,390,000	Credit Suisse International	12/16/15	USD	2,130,819	(24,900)
PLN	10,355,000	Citibank N.A.	12/16/15	USD	2,736,378	17,348
SEK	9,775,000	UBS AG	10/28/15	USD	1,136,024	(32,504)

Cross Currency Contracts to Buy
EUR	657,975	Credit Suisse International	10/28/15	NOK	5,900,000	$42,760

Net Unrealized Appreciation						$78,826

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-168

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,338,446	$6,954,110	$—	$18,292,556
Banks	15,783,450	13,107,019	—	28,890,469
Beverages	—	11,684,670	—	11,684,670
Biotechnology	6,784,511	—	—	6,784,511
Building Products	—	6,670,168	—	6,670,168
Capital Markets	6,690,803	—	—	6,690,803
Diversified Financial Services	—	6,629,880	—	6,629,880
Energy Equipment & Services	5,607,468	—	—	5,607,468
Food Products	—	3,685,651	—	3,685,651
Health Care Providers & Services	7,433,805	—	—	7,433,805
Household Durables	9,834,118	—	—	9,834,118
Insurance	6,695,085	12,666,194	—	19,361,279
Internet & Catalog Retail	17,117,736	—	—	17,117,736
Internet Software & Services	30,768,566	—	—	30,768,566
IT Services	6,858,490	11,337,042	—	18,195,532
Machinery	—	5,124,444	—	5,124,444
Media	6,849,433	—	—	6,849,433
Oil, Gas & Consumable Fuels	5,696,544	—	—	5,696,544
Personal Products	—	5,275,147	—	5,275,147
Pharmaceuticals	23,741,645	10,610,984	—	34,352,629
Road & Rail	5,107,998	—	—	5,107,998
Semiconductors & Semiconductor Equipment	4,885,643	—	—	4,885,643
Software	5,943,973	—	—	5,943,973
Specialty Retail	17,190,932	—	—	17,190,932
Textiles, Apparel & Luxury Goods	—	3,760,717	—	3,760,717
Trading Companies & Distributors	5,582,305	1,795,133	—	7,377,438
Total Common Stocks	199,910,951	99,301,159	—	299,212,110
Total Corporate Bonds & Notes*	—	115,709,411	—	115,709,411
Total Foreign Government*	—	23,597,227	—	23,597,227
Total U.S. Treasury & Government Agencies*	—	12,599,974	—	12,599,974
Total Convertible Bonds*	—	7,637,115	—	7,637,115
Total Municipals	—	1,001,026	—	1,001,026
Total Floating Rate Loans*	—	745,132	—	745,132
Total Mortgage-Backed Securities*	—	464,135	—	464,135
Total Preferred Stock*	—	454,430	—	454,430
Convertible Preferred Stocks
Metals & Mining	37,241	—	—	37,241
Oil, Gas & Consumable Fuels	8,200	146,590	—	154,790
Real Estate Investment Trusts	134,972	—	—	134,972
Total Convertible Preferred Stocks	180,413	146,590	—	327,003
Short-Term Investments
Mutual Fund	49,307,661	—	—	49,307,661
Repurchase Agreement	—	3,934,158	—	3,934,158
Total Short-Term Investments	49,307,661	3,934,158	—	53,241,819
Total Investments	$249,399,025	$265,590,357	$—	$514,989,382

Collateral for Securities Loaned (Liability)	$—	$(49,307,661)	$—	$(49,307,661)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$239,109	$—	$239,109
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(160,283)	—	(160,283)
Total Forward Contracts	$—	$78,826	$—	$78,826

*	See Schedule of Investments for additional detailed categorizations.

MIST-169

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—73.5% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 03/15/21	1,775,000	$1,837,125
Harris Corp.
4.854%, 04/27/35	570,000	550,156
5.054%, 04/27/45	2,281,000	2,201,598

		4,588,879

Agriculture—0.4%
Altria Group, Inc.
5.375%, 01/31/44	1,129,000	1,227,393
Reynolds American, Inc.
4.450%, 06/12/25	1,831,000	1,915,876
5.850%, 08/15/45	1,721,000	1,914,733

		5,058,002

Airlines—0.1%
Air Canada
7.750%, 04/15/21 (144A) (a)	1,250,000	1,315,625

Apparel—0.2%
William Carter Co. (The)
5.250%, 08/15/21	2,375,000	2,446,250

Auto Parts & Equipment—0.5%
International Automotive Components Group S.A.
9.125%, 06/01/18 (144A)	650,000	659,750
MPG Holdco I, Inc.
7.375%, 10/15/22 (a)	1,200,000	1,248,000
Omega U.S. Sub LLC
8.750%, 07/15/23 (144A) (a)	1,725,000	1,522,312
Stackpole International Intermediate / Stackpole International Powder
7.750%, 10/15/21 (144A) (a)	1,418,000	1,542,075
ZF North America Capital, Inc.
4.500%, 04/29/22 (144A)	1,425,000	1,346,625

		6,318,762

Banks—6.0%
ABN AMRO Bank NV
4.750%, 07/28/25 (144A)	3,300,000	3,273,927
ANZ New Zealand International, Ltd.
2.850%, 08/06/20 (144A) (a)	1,703,000	1,740,379
Bank of America Corp.
4.200%, 08/26/24	1,200,000	1,199,141
4.250%, 10/22/26	2,825,000	2,792,837
6.500%, 10/23/24 (b)	1,950,000	1,989,000
Bank of China, Ltd.
5.000%, 11/13/24 (144A)	1,875,000	1,904,379
Barclays plc
5.250%, 08/17/45	1,127,000	1,135,021
BNP Paribas S.A.
4.375%, 09/28/25 (144A)	2,229,000	2,180,319
7.375%, 08/19/25 (144A) (b)	1,292,000	1,300,075

Banks—(Continued)
CIT Group, Inc.
5.000%, 08/15/22 (a)	2,540,000	2,536,825
Citigroup, Inc.
4.400%, 06/10/25	1,690,000	1,699,692
5.950%, 01/30/23 (b)	2,375,000	2,305,234
Citizens Financial Group, Inc.
4.350%, 08/01/25 (a)	1,130,000	1,146,386
5.500%, 04/06/20 (144A) (a) (b)	2,050,000	1,998,750
Commerzbank AG
8.125%, 09/19/23 (144A)	2,200,000	2,551,142
Credit Suisse Group AG
7.500%, 12/11/23 (144A) (b)	1,965,000	2,046,056
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22 (144A)	2,408,000	2,405,253
Discover Bank
7.000%, 04/15/20	1,500,000	1,739,061
Fifth Third Bancorp
2.875%, 07/27/20	1,585,000	1,598,057
Goldman Sachs Group, Inc. (The)
5.150%, 05/22/45	1,706,000	1,674,536
HSBC Holdings plc
4.250%, 08/18/25	2,253,000	2,220,097
6.375%, 03/30/25 (a) (b)	1,350,000	1,287,563
Industrial & Commercial Bank of China, Ltd.
3.231%, 11/13/19	2,400,000	2,445,331
Intesa Sanpaolo S.p.A.
7.700%, 09/17/25 (144A) (a) (b)	1,122,000	1,093,950
JPMorgan Chase & Co.
3.875%, 09/10/24	3,000,000	2,971,332
6.750%, 02/01/24 (b)	1,500,000	1,561,875
LBG Capital No.1 plc
8.000%, 06/15/20 (144A) (b)	560,000	631,120
Lloyds Banking Group plc
4.500%, 11/04/24 (a)	3,575,000	3,593,769
7.500%, 06/27/24 (b)	1,363,000	1,391,487
Morgan Stanley
4.000%, 07/23/25	1,419,000	1,450,208
National Savings Bank
5.150%, 09/10/19 (144A)	700,000	668,500
Nordea Bank AB
6.125%, 09/23/24 (144A) (b)	942,000	927,870
Popular, Inc.
7.000%, 07/01/19 (a)	2,725,000	2,588,750
Royal Bank of Scotland Group plc
7.500%, 08/10/20 (b)	1,512,000	1,508,689
Santander Holdings USA, Inc.
4.500%, 07/17/25	1,937,000	1,945,854
Santander UK Group Holdings plc
4.750%, 09/15/25 (144A)	673,000	667,370
Societe Generale S.A.
6.000%, 01/27/20 (144A) (a) (b)	1,248,000	1,151,280
8.000%, 09/29/25 (144A) (a) (b)	1,138,000	1,120,930
Standard Chartered plc
6.500%, 04/02/20 (144A) (a) (b)	2,275,000	2,116,305
Synovus Financial Corp.
7.875%, 02/15/19	1,500,000	1,665,000

MIST-170

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group Funding Jersey, Ltd.
4.125%, 09/24/25 (144A)	2,089,000	$2,077,719
Zions Bancorporation
5.800%, 06/15/23 (b)	223,000	212,965

		74,514,034

Beverages—0.7%
Brown-Forman Corp.
4.500%, 07/15/45	2,186,000	2,291,726
Constellation Brands, Inc.
4.250%, 05/01/23	2,500,000	2,490,625
6.000%, 05/01/22	1,192,000	1,302,260
Cott Beverages, Inc.
5.375%, 07/01/22	400,000	387,496
6.750%, 01/01/20	1,475,000	1,515,562
PepsiCo, Inc.
4.250%, 10/22/44	1,200,000	1,186,630

		9,174,299

Biotechnology—0.8%
Biogen, Inc.
5.200%, 09/15/45	1,671,000	1,686,119
Celgene Corp.
5.000%, 08/15/45	2,824,000	2,801,120
Gilead Sciences, Inc.
2.550%, 09/01/20	1,675,000	1,685,469
3.500%, 02/01/25	2,525,000	2,542,938
4.750%, 03/01/46	1,675,000	1,682,725

		10,398,371

Building Materials—0.9%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	1,785,000	1,762,688
Griffon Corp.
5.250%, 03/01/22	1,053,000	1,001,666
Lafarge S.A.
7.125%, 07/15/36	1,150,000	1,374,433
Masonite International Corp.
5.625%, 03/15/23 (144A)	1,167,000	1,190,340
Norbord, Inc.
6.250%, 04/15/23 (144A)	1,355,000	1,325,359
Ply Gem Industries, Inc.
6.500%, 02/01/22	2,651,000	2,514,160
Unifrax I LLC / Unifrax Holding Co.
7.500%, 02/15/19 (144A)	1,500,000	1,470,000

		10,638,646

Chemicals—0.9%
Celanese U.S. Holdings LLC
5.875%, 06/15/21 (a)	780,000	786,825
Grupo Idesa S.A. de C.V.
7.875%, 12/18/20 (144A) (a)	1,450,000	1,450,000
Huntsman International LLC
5.125%, 11/15/22 (144A) (a)	1,370,000	1,174,775

Chemicals—(Continued)
Israel Chemicals, Ltd.
4.500%, 12/02/24 (144A)	2,450,000	2,452,940
Kissner Milling Co., Ltd.
7.250%, 06/01/19 (144A) (a)	1,350,000	1,269,000
OCP S.A.
6.875%, 04/25/44 (144A)	1,175,000	1,176,175
Platform Specialty Products Corp.
6.500%, 02/01/22 (144A)	1,925,000	1,655,500
TPC Group, Inc.
8.750%, 12/15/20 (144A)	832,000	711,360

		10,676,575

Commercial Services—1.6%
ADT Corp. (The)
3.500%, 07/15/22	1,525,000	1,349,625
Ceridian HCM Holding, Inc.
11.000%, 03/15/21 (144A) (a)	872,000	797,880
Cleveland Clinic Foundation (The)
4.858%, 01/01/2114	1,450,000	1,409,133
ExamWorks Group, Inc.
5.625%, 04/15/23	1,347,000	1,365,521
FTI Consulting, Inc.
6.000%, 11/15/22 (a)	2,000,000	2,070,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%, 08/01/23 (144A)	1,621,000	1,576,423
Jurassic Holdings III, Inc.
6.875%, 02/15/21 (144A)	2,325,000	1,633,312
MasterCard, Inc.
3.375%, 04/01/24	2,025,000	2,070,060
Mersin Uluslararasi Liman Isletmeciligi AS
5.875%, 08/12/20 (144A)	750,000	763,812
Metropolitan Museum of Art (The)
3.400%, 07/01/45	2,025,000	1,842,965
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.875%, 10/01/22 (144A)	1,650,000	1,608,750
NES Rentals Holdings, Inc.
7.875%, 05/01/18 (144A)	1,100,000	1,056,000
Sotheby’s
5.250%, 10/01/22 (144A)	2,050,000	1,896,250

		19,439,731

Computers—1.3%
Compiler Finance Sub, Inc.
7.000%, 05/01/21 (144A)	1,785,000	1,071,000
Dell, Inc.
7.100%, 04/15/28	1,375,000	1,354,375
Hewlett Packard Enterprise Co.
3.600%, 10/15/20 (144A)	3,672,000	3,670,972
Hewlett-Packard Enterprise Co.
4.900%, 10/15/25 (144A)	4,673,000	4,660,149
SRA International, Inc.
11.000%, 10/01/19 (a)	2,550,000	2,701,406

MIST-171

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
SunGard Data Systems, Inc.
6.625%, 11/01/19	2,750,000	$2,839,375

		16,297,277

Cosmetics/Personal Care—0.3%
Elizabeth Arden, Inc.
7.375%, 03/15/21 (a)	2,325,000	1,395,000
Estee Lauder Cos., Inc. (The)
4.375%, 06/15/45	2,353,000	2,409,183

		3,804,183

Distribution/Wholesale—0.1%
WW Grainger, Inc.
4.600%, 06/15/45	1,020,000	1,074,398

Diversified Financial Services—4.8%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
3.750%, 05/15/19	1,450,000	1,424,625
5.000%, 10/01/21	2,250,000	2,295,000
Air Lease Corp.
3.875%, 04/01/21 (a)	1,700,000	1,721,250
Aircastle, Ltd.
5.500%, 02/15/22	1,942,000	1,961,420
Alliance Data Systems Corp.
6.375%, 04/01/20 (144A)	6,825,000	6,944,438
CME Group, Inc.
3.000%, 03/15/25	2,300,000	2,257,326
Denali Borrower LLC / Denali Finance Corp.
5.625%, 10/15/20 (144A)	1,325,000	1,377,338
E*Trade Financial Corp.
4.625%, 09/15/23	1,347,000	1,360,470
General Electric Capital Corp.
7.125%, 06/15/22 (b)	8,700,000	10,048,500
International Lease Finance Corp.
6.250%, 05/15/19	2,750,000	2,928,750
8.250%, 12/15/20	3,000,000	3,510,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.875%, 08/01/21 (144A)	2,600,000	2,431,000
Lazard Group LLC
3.750%, 02/13/25	2,082,000	1,986,611
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A)	2,500,000	2,805,100
National Financial Partners Corp.
9.000%, 07/15/21 (144A)	1,300,000	1,254,500
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.875%, 04/15/45 (144A)	1,148,000	1,051,710
5.875%, 03/15/22 (144A)	4,475,000	4,737,906
OneMain Financial Holdings, Inc.
6.750%, 12/15/19 (144A)	1,286,000	1,331,010
Rio Oil Finance Trust
6.250%, 07/06/24 (144A)	3,681,000	2,355,840

Diversified Financial Services—(Continued)
TD Ameritrade Holding Corp.
2.950%, 04/01/22	1,150,000	1,158,089
3.625%, 04/01/25	4,100,000	4,197,264

		59,138,147

Electric—1.9%
AES El Salvador Trust II
6.750%, 03/28/23 (144A)	1,425,000	1,268,250
AES Gener S.A.
5.000%, 07/14/25 (144A) (a)	850,000	860,536
AES Panama SRL
6.000%, 06/25/22 (144A) (a)	1,500,000	1,470,000
Dynegy, Inc.
7.375%, 11/01/22	1,250,000	1,260,937
7.625%, 11/01/24	2,445,000	2,469,450
E - CL S.A.
4.500%, 01/29/25 (144A) (a)	2,075,000	2,060,485
El Paso Electric Co.
5.000%, 12/01/44	2,375,000	2,423,571
Entergy Arkansas, Inc.
4.950%, 12/15/44	2,157,000	2,173,665
Illinois Power Generating Co.
7.000%, 04/15/18 (a)	1,475,000	1,327,500
Lamar Funding, Ltd.
3.958%, 05/07/25 (144A)	2,050,000	1,916,750
Louisville Gas & Electric Co.
4.375%, 10/01/45	776,000	802,374
NSG Holdings LLC / NSG Holdings, Inc.
7.750%, 12/15/25 (144A)	2,975,886	3,266,035
Oncor Electric Delivery Co. LLC
3.750%, 04/01/45 (144A)	2,309,000	2,050,778

		23,350,331

Electrical Components & Equipment—0.3%
Artesyn Embedded Technologies, Inc.
9.750%, 10/15/20 (144A)	2,450,000	2,450,000
General Cable Corp.
5.750%, 10/01/22	1,450,000	1,232,500

		3,682,500

Electronics—0.3%
Trimble Navigation, Ltd.
4.750%, 12/01/24	3,650,000	3,650,774

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	1,391,752	1,542,638

Engineering & Construction—0.2%
China Railway Resources Huitung, Ltd.
3.850%, 02/05/23	1,450,000	1,437,972
SBA Communications Corp.
4.875%, 07/15/22	900,000	883,125

		2,321,097

MIST-172

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.6%
CCM Merger, Inc.
9.125%, 05/01/19 (144A)	1,500,000	$1,584,525
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.250%, 03/15/21	1,700,000	1,721,250
Mohegan Tribal Gaming Authority
9.750%, 09/01/21 (a)	1,900,000	1,933,250
River Rock Entertainment Authority (The)
9.000%, 11/01/18 (c) (d)	1,397,000	174,625
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.
9.500%, 06/15/19 (144A) (e)	1,490,000	1,549,600

		6,963,250

Environmental Control—0.1%
ADS Waste Holdings, Inc.
8.250%, 10/01/20	1,340,000	1,336,650

Food—1.7%
B&G Foods, Inc.
4.625%, 06/01/21	2,525,000	2,430,312
BI-LO LLC / BI-LO Finance Corp.
9.250%, 02/15/19 (144A)	1,250,000	1,262,500
Diamond Foods, Inc.
7.000%, 03/15/19 (144A)	2,240,000	2,303,000
Ingles Markets, Inc.
5.750%, 06/15/23	1,216,000	1,249,440
JBS USA LLC / JBS USA Finance, Inc.
5.875%, 07/15/24 (144A)	1,375,000	1,289,062
7.250%, 06/01/21 (144A)	725,000	752,188
Land O’ Lakes, Inc.
6.000%, 11/15/22 (144A)	2,000,000	2,100,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
4.875%, 05/01/21	1,400,000	1,375,500
Post Holdings, Inc.
7.750%, 03/15/24 (144A) (a)	1,005,000	1,030,125
Premier Foods Finance plc
6.500%, 03/15/21 (144A) (GBP)	1,025,000	1,383,138
WhiteWave Foods Co. (The)
5.375%, 10/01/22	5,780,000	5,996,750

		21,172,015

Forest Products & Paper—0.2%
Cascades, Inc.
5.500%, 07/15/22 (144A)	1,091,000	1,036,450
Millar Western Forest Products, Ltd.
8.500%, 04/01/21	2,000,000	1,460,000

		2,496,450

Gas—0.4%
Dominion Gas Holdings LLC
3.600%, 12/15/24	1,775,000	1,767,265

Gas—(Continued)
LBC Tank Terminals Holding Netherlands B.V.
6.875%, 05/15/23 (144A) (a)	1,965,000	2,038,687
Southern Star Central Corp.
5.125%, 07/15/22 (144A)	1,425,000	1,368,000

		5,173,952

Hand/Machine Tools—0.1%
Milacron LLC / Mcron Finance Corp.
7.750%, 02/15/21 (144A) (a)	1,100,000	1,122,000

Healthcare-Products—1.7%
Alere, Inc.
6.375%, 07/01/23 (144A) (a)	847,000	859,705
Hologic, Inc.
5.250%, 07/15/22 (144A)	1,333,000	1,346,330
Kinetic Concepts, Inc. / KCI USA Inc.
12.500%, 11/01/19	1,275,000	1,353,093
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.750%, 04/15/23	2,575,000	2,227,375
4.875%, 04/15/20 (144A)	656,000	626,480
5.500%, 04/15/25 (144A)	575,000	512,469
5.750%, 08/01/22 (144A)	4,975,000	4,800,875
Medtronic, Inc.
3.150%, 03/15/22	3,600,000	3,651,437
4.375%, 03/15/35	3,000,000	3,032,679
St. Jude Medical, Inc.
3.875%, 09/15/25	1,112,000	1,127,866
Sterigenics-Nordion Holdings LLC
6.500%, 05/15/23 (144A)	1,350,000	1,339,875

		20,878,184

Healthcare-Services—4.2%
Amsurg Corp.
5.625%, 11/30/20 (a)	2,565,000	2,603,475
5.625%, 07/15/22	900,000	898,875
Centene Corp.
4.750%, 05/15/22	1,930,000	1,920,350
CHS/Community Health Systems, Inc.
6.875%, 02/01/22 (a)	1,000,000	1,021,210
7.125%, 07/15/20	713,000	741,520
8.000%, 11/15/19	4,337,000	4,513,191
DaVita HealthCare Partners, Inc.
5.750%, 08/15/22	3,500,000	3,640,000
Dignity Health
3.812%, 11/01/24	1,800,000	1,844,707
4.500%, 11/01/42	339,000	320,773
Envision Healthcare Corp.
5.125%, 07/01/22 (144A)	1,250,000	1,246,875
Fresenius Medical Care U.S. Finance II, Inc.
4.750%, 10/15/24 (144A)	700,000	691,250
5.875%, 01/31/22 (144A)	3,225,000	3,458,812
HCA, Inc.
4.250%, 10/15/19	1,200,000	1,212,000
5.375%, 02/01/25	1,600,000	1,584,000

MIST-173

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.875%, 03/15/22	750,000	$804,375
7.500%, 02/15/22	5,800,000	6,554,000
7.580%, 09/15/25	575,000	629,625
7.690%, 06/15/25	1,767,000	1,961,370
Kindred Healthcare, Inc.
6.375%, 04/15/22	1,247,000	1,237,648
8.000%, 01/15/20 (144A)	1,778,000	1,884,680
LifePoint Health, Inc.
5.500%, 12/01/21	1,250,000	1,262,500
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/55	1,825,000	1,664,389
MPH Acquisition Holdings LLC
6.625%, 04/01/22 (144A)	2,675,000	2,675,000
Select Medical Corp.
6.375%, 06/01/21	800,000	780,000
Tenet Healthcare Corp.
6.750%, 06/15/23 (a)	3,233,000	3,208,753
8.125%, 04/01/22	3,125,000	3,321,562

		51,680,940

Holding Companies-Diversified—0.3%
Argos Merger Sub, Inc.
7.125%, 03/15/23 (144A)	2,540,000	2,568,575
MUFG Americas Holdings Corp.
3.000%, 02/10/25 (a)	1,175,000	1,123,099

		3,691,674

Home Builders—1.3%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.875%, 02/15/21 (144A)	1,650,000	1,518,000
Brookfield Residential Properties, Inc.
6.500%, 12/15/20 (144A)	1,975,000	1,950,312
DR Horton, Inc.
4.750%, 02/15/23	495,000	497,475
K Hovnanian Enterprises, Inc.
5.000%, 11/01/21	1,650,000	1,163,250
Lennar Corp.
4.500%, 11/15/19	1,475,000	1,487,537
PulteGroup, Inc.
6.375%, 05/15/33	3,500,000	3,596,250
Shea Homes L.P. / Shea Homes Funding Corp.
6.125%, 04/01/25 (144A)	763,000	780,168
Toll Brothers Finance Corp.
5.625%, 01/15/24	1,375,000	1,450,625
William Lyon Homes, Inc.
7.000%, 08/15/22	3,350,000	3,442,125

		15,885,742

Home Furnishings—0.2%
Dometic Group AB
9.500%, 06/26/19 (144A) (EUR) (f)	307,000	353,333
Harman International Industries, Inc.
4.150%, 05/15/25	1,778,000	1,768,180

		2,121,513

Housewares—0.2%
American Greetings Corp.
7.375%, 12/01/21	1,930,000	2,007,200

Insurance—1.2%
American Equity Investment Life Holding Co.
6.625%, 07/15/21	1,950,000	2,047,500
CNO Financial Group, Inc.
5.250%, 05/30/25	2,770,000	2,811,550
Prudential Financial, Inc.
5.375%, 05/15/45 (b)	1,368,000	1,357,740
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	2,775,000	2,854,634
TIAA Asset Management Finance Co. LLC
4.125%, 11/01/24 (144A)	4,000,000	4,077,488
XLIT, Ltd.
4.450%, 03/31/25	1,375,000	1,375,992

		14,524,904

Internet—2.2%
Affinion Investments LLC
13.500%, 08/15/18 (a)	620,000	325,113
Alibaba Group Holding, Ltd.
3.125%, 11/28/21 (144A)	2,975,000	2,856,988
3.600%, 11/28/24 (144A)	2,800,000	2,615,648
Amazon.com, Inc.
4.800%, 12/05/34	8,700,000	8,939,763
Blue Coat Holdings, Inc.
8.375%, 06/01/23 (144A)	1,537,000	1,533,157
Netflix, Inc.
5.375%, 02/01/21	3,700,000	3,838,750
Priceline Group, Inc. (The)
3.650%, 03/15/25	1,625,000	1,615,169
VeriSign, Inc.
4.625%, 05/01/23	1,263,000	1,228,267
5.250%, 04/01/25 (a)	1,073,000	1,064,953
Zayo Group LLC / Zayo Capital, Inc.
6.000%, 04/01/23 (144A)	2,725,000	2,643,250

		26,661,058

Iron/Steel—0.4%
Allegheny Ludlum Corp.
6.950%, 12/15/25	1,500,000	1,432,500
Steel Dynamics, Inc.
5.125%, 10/01/21	1,825,000	1,729,187
5.500%, 10/01/24	1,368,000	1,254,285

		4,415,972

Leisure Time—0.7%
Harley-Davidson, Inc.
4.625%, 07/28/45	2,265,000	2,299,575
NCL Corp., Ltd.
5.250%, 11/15/19 (144A)	925,000	942,927
Royal Caribbean Cruises, Ltd.
7.500%, 10/15/27	3,500,000	4,060,000

MIST-174

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Viking Cruises, Ltd.
8.500%, 10/15/22 (144A)	1,300,000	$1,423,500

		8,726,002

Lodging—1.8%
Boyd Gaming Corp.
6.875%, 05/15/23	2,025,000	2,055,375
Caesars Entertainment Resort Properties LLC
8.000%, 10/01/20	1,390,000	1,320,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.375%, 05/01/22	1,700,000	1,330,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	2,800,000	2,891,000
MCE Finance, Ltd.
5.000%, 02/15/21 (144A) (a)	2,250,000	1,980,000
MGM Resorts International
6.000%, 03/15/23 (a)	3,079,000	2,990,479
Playa Resorts Holding B.V.
8.000%, 08/15/20 (144A)	2,300,000	2,323,000
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC
5.875%, 05/15/21 (144A)	1,525,000	1,502,125
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
6.375%, 06/01/21 (144A) (e)	2,950,000	2,773,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.375%, 03/15/22	320,000	294,800
5.500%, 03/01/25 (144A) (a)	1,032,000	884,940
Wynn Macau, Ltd.
5.250%, 10/15/21 (144A) (a)	1,850,000	1,606,031

		21,951,500

Machinery-Construction & Mining—0.1%
BlueLine Rental Finance Corp.
7.000%, 02/01/19 (144A)	1,350,000	1,296,000

Media—3.6%
AMC Networks, Inc.
4.750%, 12/15/22 (a)	2,825,000	2,662,563
7.750%, 07/15/21	1,500,000	1,586,400
Cablevision Systems Corp.
5.875%, 09/15/22 (a)	4,000,000	3,030,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/23 (144A)	800,000	737,520
6.625%, 01/31/22	2,200,000	2,216,500
CCO Safari II LLC
4.908%, 07/23/25 (144A)	2,270,000	2,259,111
6.384%, 10/23/35 (144A)	1,777,000	1,797,874
Columbus International, Inc.
7.375%, 03/30/21 (144A) (a)	1,600,000	1,656,000

Media—(Continued)
CSC Holdings LLC
5.250%, 06/01/24	852,000	672,015
DISH DBS Corp.
5.000%, 03/15/23	2,222,000	1,860,925
5.875%, 07/15/22 (a)	1,125,000	995,625
6.750%, 06/01/21	2,218,000	2,136,200
iHeartCommunications, Inc.
9.000%, 12/15/19	2,225,000	1,913,500
Mediacom Broadband LLC / Mediacom Broadband Corp.
6.375%, 04/01/23 (a)	3,481,000	3,289,545
Mediacom LLC / Mediacom Capital Corp.
7.250%, 02/15/22	400,000	398,000
Myriad International Holdings B.V.
5.500%, 07/21/25 (144A)	1,835,000	1,799,107
Numericable-SFR SAS
6.000%, 05/15/22 (144A)	1,950,000	1,879,313
RCN Telecom Services LLC / RCN Capital Corp.
8.500%, 08/15/20 (144A)	1,225,000	1,264,813
Time Warner Cable, Inc.
5.875%, 11/15/40	2,609,000	2,483,314
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.000%, 01/15/25 (144A)	888,000	834,720
5.500%, 01/15/23 (144A)	2,975,000	2,971,281
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	1,930,000	1,809,375
VTR Finance B.V.
6.875%, 01/15/24 (144A)	1,850,000	1,678,875
Wave Holdco LLC / Wave Holdco Corp.
8.250%, 07/15/19 (144A) (f)	949,000	925,275
Ziggo Bond Finance B.V.
5.875%, 01/15/25 (144A)	1,340,000	1,226,100

		44,083,951

Mining—1.1%
Aleris International, Inc.
7.875%, 11/01/20	1,094,000	1,061,290
ALROSA Finance S.A.
7.750%, 11/03/20 (144A) (a)	2,600,000	2,712,112
Coeur Mining, Inc.
7.875%, 02/01/21	1,625,000	975,000
FMG Resources August Pty, Ltd.
9.750%, 03/01/22 (144A) (a)	2,853,000	2,656,856
HudBay Minerals, Inc.
9.500%, 10/01/20	1,268,000	1,012,815
Imperial Metals Corp.
7.000%, 03/15/19 (144A)	1,450,000	1,363,000
Lundin Mining Corp.
7.875%, 11/01/22 (144A)	1,510,000	1,449,600
Mirabela Nickel, Ltd.
1.000%, 09/16/44 (d) (g)	32,278	3
New Gold, Inc.
6.250%, 11/15/22 (144A)	1,400,000	1,172,500
7.000%, 04/15/20 (144A)	800,000	748,000

MIST-175

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Thompson Creek Metals Co., Inc.
7.375%, 06/01/18 (a)	1,246,000	$713,335

		13,864,511

Miscellaneous Manufacturing—0.5%
FGI Operating Co. LLC / FGI Finance, Inc.
7.875%, 05/01/20	2,325,000	1,767,000
Gates Global LLC / Gates Global Co.
6.000%, 07/15/22 (144A) (a)	1,475,000	1,187,375
Hexcel Corp.
4.700%, 08/15/25	1,977,000	2,016,056
Siemens Financieringsmaatschappij NV
3.250%, 05/27/25 (144A)	1,715,000	1,715,046

		6,685,477

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp.
5.500%, 12/01/24 (a)	2,210,000	2,210,000

Oil & Gas—6.3%
Antero Resources Corp.
5.375%, 11/01/21	2,500,000	2,200,000
Bill Barrett Corp.
7.000%, 10/15/22 (a)	1,663,000	1,080,950
Carrizo Oil & Gas, Inc.
6.250%, 04/15/23	1,519,000	1,322,593
7.500%, 09/15/20	1,050,000	981,750
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	2,249,000	1,466,769
Citgo Holding, Inc.
10.750%, 02/15/20 (144A)	2,450,000	2,394,875
Clayton Williams Energy, Inc.
7.750%, 04/01/19 (a)	1,441,000	1,215,844
Concho Resources, Inc.
5.500%, 04/01/23	4,875,000	4,643,437
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A)	3,850,000	3,696,000
Diamondback Energy, Inc.
7.625%, 10/01/21 (a)	3,650,000	3,832,500
Eclipse Resources Corp.
8.875%, 07/15/23 (144A)	1,999,000	1,609,195
EOG Resources, Inc.
3.150%, 04/01/25	1,725,000	1,694,633
EXCO Resources, Inc.
8.500%, 04/15/22	2,315,000	648,200
Gulfport Energy Corp.
6.625%, 05/01/23 (144A)	279,000	256,680
7.750%, 11/01/20	1,950,000	1,915,875
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.000%, 12/01/24 (144A)	2,800,000	2,380,000
Kosmos Energy, Ltd.
7.875%, 08/01/21 (144A)	2,550,000	2,167,500
Kunlun Energy Co., Ltd.
3.750%, 05/13/25 (144A)	2,275,000	2,186,957

Oil & Gas—(Continued)
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21	1,682,000	1,143,760
MEG Energy Corp.
7.000%, 03/31/24 (144A)	5,487,000	4,362,165
Memorial Resource Development Corp.
5.875%, 07/01/22	2,325,000	2,115,750
Newfield Exploration Co.
5.625%, 07/01/24	3,432,000	3,243,240
Northern Tier Energy LLC / Northern Tier Finance Corp.
7.125%, 11/15/20	2,575,000	2,575,000
Oasis Petroleum, Inc.
6.500%, 11/01/21	1,500,000	1,185,000
7.250%, 02/01/19 (a)	1,575,000	1,389,937
Occidental Petroleum Corp.
3.500%, 06/15/25	2,051,000	2,045,237
Paramount Resources, Ltd.
6.875%, 06/30/23 (144A)	1,592,000	1,369,120
Parsley Energy LLC / Parsley Finance Corp.
7.500%, 02/15/22 (144A) (a)	1,450,000	1,406,500
PDC Energy, Inc.
7.750%, 10/15/22	2,625,000	2,611,875
Petrobras Global Finance B.V.
4.375%, 05/20/23	2,960,000	1,931,400
Range Resources Corp.
4.875%, 05/15/25 (144A)	2,875,000	2,562,344
Rice Energy, Inc.
6.250%, 05/01/22 (a)	1,958,000	1,746,301
7.250%, 05/01/23 (144A) (a)	342,000	320,625
RSP Permian, Inc.
6.625%, 10/01/22	1,525,000	1,464,000
Seven Generations Energy, Ltd.
6.750%, 05/01/23 (144A) (a)	690,000	593,400
8.250%, 05/15/20 (144A)	2,275,000	2,138,500
Shell International Finance B.V.
3.250%, 05/11/25	2,273,000	2,247,670
4.550%, 08/12/43	1,725,000	1,735,795
SM Energy Co.
6.500%, 11/15/21 (a)	1,725,000	1,638,750
Tullow Oil plc
6.000%, 11/01/20 (144A)	225,000	158,063
Ultra Petroleum Corp.
6.125%, 10/01/24 (144A) (a)	1,575,000	897,750
YPF S.A.
8.500%, 07/28/25 (144A)	2,105,000	1,826,087

		78,402,027

Oil & Gas Services—0.3%
Gulfmark Offshore, Inc.
6.375%, 03/15/22 (a)	809,000	483,378
Light Tower Rentals, Inc.
8.125%, 08/01/19 (144A)	1,221,000	836,385

MIST-176

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Oceaneering International, Inc.
4.650%, 11/15/24	2,390,000	$2,273,860

		3,593,623

Packaging & Containers—1.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.000%, 06/30/21 (144A)	715,000	682,825
Ball Corp.
4.000%, 11/15/23	1,439,000	1,345,465
BWAY Holding Co.
9.125%, 08/15/21 (144A)	1,263,000	1,218,795
Coveris Holdings S.A.
7.875%, 11/01/19 (144A)	1,130,000	1,070,675
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26	2,575,000	2,806,750
Graphic Packaging International, Inc.
4.750%, 04/15/21	1,400,000	1,386,000
4.875%, 11/15/22 (a)	1,337,000	1,333,658
Pactiv LLC
7.950%, 12/15/25	1,300,000	1,231,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.750%, 10/15/20	1,250,000	1,262,500
8.250%, 02/15/21	2,125,000	2,119,687
Sealed Air Corp.
4.875%, 12/01/22 (144A)	1,345,000	1,329,869
5.125%, 12/01/24 (144A)	325,000	318,500
6.875%, 07/15/33 (144A)	3,100,000	3,107,750

		19,214,224

Pharmaceuticals—2.1%
AbbVie, Inc.
3.200%, 11/06/22	792,000	791,316
4.500%, 05/14/35	1,131,000	1,091,760
Bayer U.S. Finance LLC
3.375%, 10/08/24 (144A)	3,000,000	3,016,011
DPx Holdings B.V.
7.500%, 02/01/22 (144A)	2,100,000	2,121,000
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/22	3,000,000	2,968,140
Hospira, Inc.
5.600%, 09/15/40	1,431,000	1,644,714
Merck & Co., Inc.
3.700%, 02/10/45	2,375,000	2,179,048
Quintiles Transnational Corp.
4.875%, 05/15/23 (144A)	1,217,000	1,204,830
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/20 (144A)	436,000	423,737
5.500%, 03/01/23 (144A)	825,000	783,750
5.875%, 05/15/23 (144A)	2,289,000	2,187,426
6.375%, 10/15/20 (144A)	3,861,000	3,839,282
7.500%, 07/15/21 (144A)	1,164,000	1,198,920

Pharmaceuticals—(Continued)
Zoetis, Inc.
3.250%, 02/01/23	2,125,000	2,040,873

		25,490,807

Pipelines—2.7%
APT Pipelines, Ltd.
5.000%, 03/23/35 (144A)	834,000	756,618
Boardwalk Pipelines L.P.
4.950%, 12/15/24	1,368,000	1,267,128
Energy Transfer Equity L.P.
5.500%, 06/01/27	1,806,000	1,498,980
5.875%, 01/15/24	1,638,000	1,475,019
Florida Gas Transmission Co. LLC
4.350%, 07/15/25 (144A) (a)	4,016,000	3,965,611
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.750%, 08/01/22	1,704,000	1,599,204
Gulfstream Natural Gas System LLC
4.600%, 09/15/25 (144A)	1,226,000	1,231,125
IFM U.S. Colonial Pipeline 2 LLC
6.450%, 05/01/21 (144A) (e)	2,500,000	2,731,107
Kinder Morgan, Inc.
8.050%, 10/15/30	2,937,000	3,234,612
Midcontinent Express Pipeline LLC
6.700%, 09/15/19 (144A)	1,677,000	1,639,268
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25	2,317,000	2,325,594
Rockies Express Pipeline LLC
6.875%, 04/15/40 (144A)	2,825,000	2,627,250
Sabine Pass Liquefaction LLC
5.750%, 05/15/24	3,943,000	3,509,270
SemGroup Corp.
7.500%, 06/15/21	890,000	836,600
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A)	1,100,000	1,078,000
5.875%, 10/01/20	1,753,000	1,700,410
6.125%, 10/15/21	1,200,000	1,179,000
6.250%, 10/15/22 (144A)	1,050,000	1,023,750

		33,678,546

Real Estate—0.4%
CBRE Services, Inc.
4.875%, 03/01/26	2,822,000	2,800,807
5.000%, 03/15/23	1,425,000	1,432,343
5.250%, 03/15/25	1,275,000	1,292,602

		5,525,752

Real Estate Investment Trusts—1.8%
Brixmor Operating Partnership L.P.
3.850%, 02/01/25	2,730,000	2,650,994
3.875%, 08/15/22	2,823,000	2,848,506
Crown Castle International Corp.
5.250%, 01/15/23 (a)	1,850,000	1,956,745

MIST-177

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Digital Delta Holdings LLC
4.750%, 10/01/25 (144A)	1,668,000	$1,691,832
EPR Properties
4.500%, 04/01/25	1,725,000	1,654,220
Equinix, Inc.
5.375%, 04/01/23	1,065,000	1,041,676
ESH Hospitality, Inc.
5.250%, 05/01/25 (144A)	1,008,000	990,360
Goodman Funding Property, Ltd.
6.000%, 03/22/22 (144A)	1,200,000	1,341,743
Host Hotels & Resorts L.P.
4.000%, 06/15/25	848,000	835,921
5.250%, 03/15/22	1,300,000	1,411,618
Iron Mountain, Inc.
6.000%, 10/01/20 (144A) (a)	1,657,000	1,673,073
MPT Operating Partnership L.P. / MPT Finance Corp.
5.500%, 05/01/24	1,110,000	1,137,750
Omega Healthcare Investors, Inc.
4.950%, 04/01/24	800,000	808,700
5.875%, 03/15/24	525,000	547,313
RHP Hotel Properties L.P. / RHP Finance Corp.
5.000%, 04/15/21	1,200,000	1,200,000
5.000%, 04/15/23	463,000	460,685

		22,251,136

Retail—3.6%
1011778 BC ULC / New Red Finance, Inc.
6.000%, 04/01/22 (144A)	1,300,000	1,319,500
AutoZone, Inc.
2.500%, 04/15/21 (a)	800,000	792,510
Brookstone Holdings Corp.
10.000%, 07/07/21 (d) (f)	235,002	205,333
CST Brands, Inc.
5.000%, 05/01/23	2,692,000	2,671,810
DBP Holding Corp.
7.750%, 10/15/20 (144A) (a)	1,992,000	1,354,560
Dollar Tree, Inc.
5.750%, 03/01/23 (144A)	2,572,000	2,668,450
Hema Bondco I B.V.
6.250%, 06/15/19 (144A) (EUR)	1,475,000	988,042
Hillman Group, Inc. (The)
6.375%, 07/15/22 (144A) (a)	2,096,000	1,928,320
McDonald’s Corp.
4.600%, 05/26/45	1,706,000	1,700,159
Men’s Wearhouse, Inc. (The)
7.000%, 07/01/22	1,375,000	1,416,429
Neiman Marcus Group Ltd., LLC
8.000%, 10/15/21 (144A)	3,800,000	3,914,000
New Albertsons, Inc.
7.450%, 08/01/29	1,000,000	980,000
7.750%, 06/15/26	2,250,000	2,148,750
New Look Secured Issuer plc
6.500%, 07/01/22 (144A) (GBP)	1,150,000	1,652,679
PF Chang’s China Bistro, Inc.
10.250%, 06/30/20 (144A) (a)	1,980,000	1,925,550

Retail—(Continued)
Rite Aid Corp.
6.125%, 04/01/23 (144A)	1,825,000	1,811,312
7.700%, 02/15/27	5,975,000	6,811,500
SACI Falabella
4.375%, 01/27/25 (144A) (a)	1,425,000	1,406,312
Sally Holdings LLC / Sally Capital, Inc.
5.500%, 11/01/23	875,000	896,875
5.750%, 06/01/22	925,000	964,312
Serta Simmons Bedding LLC
8.125%, 10/01/20 (144A)	1,325,000	1,389,594
Starbucks Corp.
2.700%, 06/15/22	2,266,000	2,293,092
Tops Holding II Corp.
8.750%, 06/15/18	1,116,000	1,093,680
Tops Holding LLC / Tops Markets II Corp.
8.000%, 06/15/22 (144A)	2,692,000	2,692,000

		45,024,769

Savings & Loans—0.2%
Nationwide Building Society
3.900%, 07/21/25 (144A)	2,452,000	2,507,339
Washington Mutual Bank
6.875%, 06/15/11 (c) (d) (g)	6,000,000	600

		2,507,939

Semiconductors—0.1%
Lam Research Corp.
3.800%, 03/15/25	1,378,000	1,335,381
Sensata Technologies B.V.
5.625%, 11/01/24 (144A)	209,000	208,478

		1,543,859

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc.
5.000%, 12/15/21 (144A)	500,000	510,000

Software—2.7%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	3,000,000	3,157,500
6.125%, 09/15/23 (144A)	3,600,000	3,825,000
Adobe Systems, Inc.
3.250%, 02/01/25	2,150,000	2,109,281
Autodesk, Inc.
3.125%, 06/15/20	2,085,000	2,114,103
First Data Corp.
8.250%, 01/15/21 (144A)	2,980,000	3,091,750
11.250%, 01/15/21	1,452,000	1,586,310
12.625%, 01/15/21	2,144,000	2,436,120
Infor U.S., Inc.
6.500%, 05/15/22 (144A)	2,566,000	2,354,305
Italics Merger Sub, Inc.
7.125%, 07/15/23 (144A)	1,588,000	1,516,540
Microsoft Corp.
2.375%, 02/12/22	2,850,000	2,842,812
4.000%, 02/12/55	2,950,000	2,672,485

MIST-178

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc.
5.250%, 11/15/24 (144A)	322,000	$325,220
5.750%, 08/15/25 (144A)	1,028,000	1,035,710
Oracle Corp.
4.125%, 05/15/45	2,268,000	2,140,055
4.375%, 05/15/55	2,835,000	2,639,578

		33,846,769

Telecommunications—6.3%
Altice Financing S.A.
6.625%, 02/15/23 (144A)	1,200,000	1,154,250
Altice Finco S.A.
9.875%, 12/15/20 (144A)	3,650,000	3,905,500
Altice Luxembourg S.A.
7.625%, 02/15/25 (144A)	1,200,000	1,059,750
7.750%, 05/15/22 (144A)	3,500,000	3,185,000
Comcel Trust via Comunicaciones Celulares S.A.
6.875%, 02/06/24 (144A)	2,375,000	2,346,025
CommScope Technologies Finance LLC
6.000%, 06/15/25 (144A)	1,407,000	1,349,848
CommScope, Inc.
5.500%, 06/15/24 (144A)	2,200,000	2,101,000
Consolidated Communications, Inc.
6.500%, 10/01/22 (144A)	1,342,000	1,201,090
CPI International, Inc.
8.750%, 02/15/18 (a)	2,030,000	2,024,925
Digicel Group, Ltd.
7.125%, 04/01/22 (144A)	1,500,000	1,293,750
8.250%, 09/30/20 (144A)	1,300,000	1,202,500
Digicel, Ltd.
6.750%, 03/01/23 (144A)	1,400,000	1,260,000
7.000%, 02/15/20 (144A) (a)	1,200,000	1,185,000
DigitalGlobe, Inc.
5.250%, 02/01/21 (144A)	725,000	686,938
Frontier Communications Corp.
6.875%, 01/15/25 (a)	3,560,000	2,812,400
7.625%, 04/15/24	1,400,000	1,169,000
8.875%, 09/15/20 (144A)	574,000	562,520
9.250%, 07/01/21	1,225,000	1,179,687
10.500%, 09/15/22 (144A)	1,952,000	1,903,200
11.000%, 09/15/25 (144A)	4,857,000	4,699,147
GCI, Inc.
6.875%, 04/15/25	1,525,000	1,532,625
Hughes Satellite Systems Corp.
7.625%, 06/15/21	3,500,000	3,749,375
Inmarsat Finance plc
4.875%, 05/15/22 (144A)	2,775,000	2,698,687
Intelsat Luxembourg S.A.
6.750%, 06/01/18 (a)	2,130,000	1,815,825
7.750%, 06/01/21 (a)	2,478,000	1,635,480
Motorola Solutions, Inc.
3.500%, 09/01/21	1,784,000	1,694,520
Neptune Finco Corp.
10.875%, 10/15/25 (144A)	3,670,000	3,706,700
Sable International Finance, Ltd.
6.875%, 08/01/22 (144A)	1,305,000	1,314,788

Telecommunications—(Continued)
T-Mobile USA, Inc.
6.500%, 01/15/24 (a)	5,803,000	5,625,283
6.625%, 11/15/20	1,100,000	1,117,875
6.633%, 04/28/21	3,425,000	3,433,562
6.836%, 04/28/23	228,000	225,720
Telecom Italia S.p.A.
5.303%, 05/30/24 (144A)	1,350,000	1,319,625
UPCB Finance IV, Ltd.
5.375%, 01/15/25 (144A)	2,296,000	2,158,240
UPCB Finance V, Ltd.
7.250%, 11/15/21 (144A)	1,462,500	1,548,422
Virgin Media Finance plc
6.000%, 10/15/24 (144A)	925,000	890,313
Virgin Media Secured Finance plc
5.375%, 04/15/21 (144A) (a)	3,600,000	3,622,500
Wind Acquisition Finance S.A.
7.375%, 04/23/21 (144A)	4,250,000	4,196,875

		78,567,945

Textiles—0.1%
Springs Industries, Inc.
6.250%, 06/01/21	1,396,000	1,382,040

Transportation—0.8%
Autoridad del Canal de Panama
4.950%, 07/29/35 (144A)	400,000	398,716
Canadian Pacific Railway Co.
4.800%, 09/15/35	781,000	795,520
Florida East Coast Holdings Corp.
6.750%, 05/01/19 (144A)	2,795,000	2,739,100
Hornbeck Offshore Services, Inc.
5.875%, 04/01/20	2,650,000	2,080,250
Watco Cos. LLC / Watco Finance Corp.
6.375%, 04/01/23 (144A)	1,400,000	1,386,000
XPO Logistics, Inc.
6.500%, 06/15/22 (144A)	1,700,000	1,437,562
7.875%, 09/01/19 (144A)	1,234,000	1,203,150

		10,040,298

Total Corporate Bonds & Notes (Cost $948,675,064)		909,959,198

Common Stocks—11.6%

Aerospace & Defense—0.2%
General Dynamics Corp. (a)	8,701	1,200,303
Huntington Ingalls Industries, Inc.	5,952	637,757
TransDigm Group, Inc. (a) (h)	2,917	619,600

		2,457,660

Airlines—0.1%
Alaska Air Group, Inc.	19,166	1,522,739

MIST-179

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Auto Components—0.1%
Drew Industries, Inc. (a)	22,651	$1,236,971

Banks—0.4%
Citizens Financial Group, Inc. (a)	50,966	1,216,049
Signature Bank (a) (h)	10,015	1,377,663
Synovus Financial Corp. (a)	21,143	625,833
Western Alliance Bancorp (a) (h)	40,561	1,245,628
Zions Bancorporation (a)	21,330	587,428

		5,052,601

Beverages—0.3%
Brown-Forman Corp. - Class B (a)	12,665	1,227,238
Constellation Brands, Inc. - Class A	10,571	1,323,595
Monster Beverage Corp. (a) (h)	9,692	1,309,777

		3,860,610

Biotechnology—0.2%
Bluebird Bio, Inc. (a) (h)	6,279	537,169
Intercept Pharmaceuticals, Inc. (a) (h)	3,705	614,511
NantKwest, Inc. (a) (h)	33,901	388,506
Seattle Genetics, Inc. (a) (h)	28,499	1,098,921

		2,639,107

Building Products—0.4%
Advanced Drainage Systems, Inc. (a)	32,581	942,568
AO Smith Corp. (a)	19,827	1,292,522
Fortune Brands Home & Security, Inc. (a)	27,182	1,290,330
Masonite International Corp. (a) (h)	9,988	605,073
USG Corp. (a) (h)	43,270	1,151,847

		5,282,340

Communications Equipment—0.1%
CommScope Holding Co., Inc. (h)	50,753	1,524,113

Construction & Engineering—0.1%
Dycom Industries, Inc. (a) (h)	20,408	1,476,723

Construction Materials—0.2%
Martin Marietta Materials, Inc. (a)	8,450	1,283,977
Summit Materials, Inc. - Class A (h)	70,940	1,331,544

		2,615,521

Distributors—0.2%
Core-Mark Holding Co., Inc. (a)	22,247	1,456,066
Pool Corp. (a)	21,115	1,526,615

		2,982,681

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc. (a) (h)	19,597	1,258,911

Diversified Telecommunication Services—0.1%
Zayo Group Holdings, Inc. (a) (h)	43,669	1,107,446

Electrical Equipment—0.1%
Acuity Brands, Inc. (a)	5,888	1,033,815

Electronic Equipment, Instruments & Components—0.1%
Fitbit, Inc. - Class A (a) (h)	16,083	606,168

Food & Staples Retailing—0.3%
Casey’s General Stores, Inc. (a)	13,813	1,421,634
Kroger Co. (The) (a)	48,193	1,738,322
Sprouts Farmers Market, Inc. (a) (h)	27,761	585,757

		3,745,713

Food Products—0.4%
Amplify Snack Brands, Inc. (a) (h)	20,729	222,008
Blue Buffalo Pet Products, Inc. (a) (h)	69,798	1,250,082
Pinnacle Foods, Inc.	43,000	1,800,840
WhiteWave Foods Co. (The) (a) (h)	34,877	1,400,311

		4,673,241

Health Care Equipment & Supplies—0.4%
Align Technology, Inc. (a) (h)	34,395	1,952,260
C.R. Bard, Inc.	6,480	1,207,289
Edwards Lifesciences Corp. (h)	13,388	1,903,372

		5,062,921

Health Care Providers & Services—0.7%
Acadia Healthcare Co., Inc. (a) (h)	34,324	2,274,652
Amsurg Corp. (a) (h)	18,219	1,415,799
Diplomat Pharmacy, Inc. (a) (h)	19,326	555,236
Envision Healthcare Holdings, Inc. (a) (h)	49,467	1,819,891
Team Health Holdings, Inc. (a) (h)	20,275	1,095,458
VCA, Inc. (h)	29,956	1,577,183

		8,738,219

Hotels, Restaurants & Leisure—1.7%
Boyd Gaming Corp. (a) (h)	81,603	1,330,129
Chipotle Mexican Grill, Inc. (h)	1,747	1,258,277
Churchill Downs, Inc.	7,406	990,997
Cracker Barrel Old Country Store, Inc. (a)	14,752	2,172,674
Darden Restaurants, Inc. (a)	21,900	1,501,026
Denny’s Corp. (a) (h)	108,752	1,199,534
Domino’s Pizza, Inc. (a)	13,368	1,442,541
Habit Restaurants, Inc. (The) - Class A (a) (h)	22,068	472,476
Norwegian Cruise Line Holdings, Ltd. (h)	33,992	1,947,742
Royal Caribbean Cruises, Ltd. (a)	13,548	1,206,991
SeaWorld Entertainment, Inc. (a)	38,354	683,085
Shake Shack, Inc. - Class A (a) (h)	43,589	2,066,118
Six Flags Entertainment Corp. (a)	33,227	1,521,132
Starbucks Corp. (a)	43,301	2,461,229
Zoe’s Kitchen, Inc. (a) (h)	32,314	1,276,080

		21,530,031

Household Durables—0.2%
Mohawk Industries, Inc. (h)	6,572	1,194,724
TopBuild Corp. (a) (h)	46,094	1,427,531

		2,622,255

MIST-180

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.1%
Roper Technologies, Inc.	8,082	$1,266,449

Insurance—0.1%
XL Group plc (a)	37,028	1,344,857

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (h)	3,742	1,915,492
Netflix, Inc. (a) (h)	25,890	2,673,402
TripAdvisor, Inc. (a) (h)	9,870	622,007
Wayfair, Inc. - Class A (a) (h)	43,274	1,517,187

		6,728,088

Internet Software & Services—0.5%
Alphabet, Inc. - Class C (h)	2,043	1,243,002
Facebook, Inc. - Class A (h)	27,019	2,429,008
Pandora Media, Inc. (a) (h)	30,055	641,374
Shopify, Inc. - Class A (a) (h)	37,757	1,329,046

		5,642,430

IT Services—0.1%
MasterCard, Inc. - Class A (a)	15,302	1,379,016

Leisure Products—0.1%
Brunswick Corp.	21,512	1,030,210

Machinery—0.1%
Middleby Corp. (The) (a) (h)	11,686	1,229,250

Media—0.1%
ION Media Networks, Inc. (d) (g)	785	221,762
Starz - Class A (a) (h)	32,131	1,199,772

		1,421,534

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (d) (g) (h)	5,556,301	0

Oil, Gas & Consumable Fuels—0.1%
Diamondback Energy, Inc. (a) (h)	9,423	608,726
Parsley Energy, Inc. - Class A (a) (h)	40,749	614,087
Seven Generations Energy, Ltd. - Class A (h)	62,486	590,445

		1,813,258

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.	1,867,500	100,775

Personal Products—0.2%
Coty, Inc. - Class A (a)	46,097	1,247,385
Estee Lauder Cos., Inc. (The) - Class A (a)	8,245	665,206

		1,912,591

Pharmaceuticals—0.3%
Eli Lilly & Co.	22,773	1,905,872
Zoetis, Inc.	28,991	1,193,850

		3,099,722

Real Estate Investment Trusts—0.6%
CubeSmart (a)	49,927	1,358,514
Extra Space Storage, Inc. (a)	17,319	1,336,334
Hudson Pacific Properties, Inc. (a)	44,512	1,281,500
InfraREIT, Inc.	82,462	1,952,700
QTS Realty Trust, Inc. - Class A (a)	31,007	1,354,696

		7,283,744

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a) (h)	20,143	644,576

Road & Rail—0.2%
AMERCO	4,623	1,819,012

Semiconductors & Semiconductor Equipment—0.2%
Avago Technologies, Ltd. (a)	5,193	649,177
Cavium, Inc. (a) (h)	10,151	622,967
NXP Semiconductors NV (a) (h)	7,418	645,885

		1,918,029

Software—0.4%
Ellie Mae, Inc. (a) (h)	23,771	1,582,435
Imperva, Inc. (a) (h)	32,002	2,095,491
Qlik Technologies, Inc. (h)	16,101	586,881
Splunk, Inc. (a) (h)	11,836	655,123
Tableau Software, Inc. - Class A (a) (h)	7,382	588,936

		5,508,866

Specialty Retail—0.7%
Foot Locker, Inc.	8,495	611,385
Home Depot, Inc. (The)	13,259	1,531,282
Murphy USA, Inc. (a) (h)	24,165	1,327,867
Restoration Hardware Holdings, Inc. (a) (h)	16,400	1,530,284
Ulta Salon Cosmetics & Fragrance, Inc. (a) (h)	12,089	1,974,738
Williams-Sonoma, Inc. (a)	23,028	1,758,188

		8,733,744

Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. - Class B	5,290	650,511
Skechers USA, Inc. - Class A (a) (h)	13,049	1,749,610
Under Armour, Inc. - Class A (a) (h)	19,504	1,887,597

		4,287,718

Tobacco—0.1%
Reynolds American, Inc.	33,736	1,493,493

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a) (h)	45,288	1,471,407
HD Supply Holdings, Inc. (a) (h)	40,285	1,152,957

		2,624,364

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a) (h)	49,143	1,956,383

Total Common Stocks (Cost $147,985,931)		144,267,895

MIST-181

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Convertible Bonds—4.4%

Security Description	Principal Amount*	Value

Agriculture—0.2%
Vector Group, Ltd.
1.750%, 04/15/20 (a) (b)	2,453,000	$2,738,161

Auto Manufacturers—0.3%
Tesla Motors, Inc.
1.250%, 03/01/21 (a)	3,915,000	3,684,994

Biotechnology—0.9%
BioMarin Pharmaceutical, Inc.
0.750%, 10/15/18	1,870,000	2,415,806
Gilead Sciences, Inc.
1.625%, 05/01/16	575,000	2,464,953
Incyte Corp.
0.375%, 11/15/18	649,000	1,398,595
Regeneron Pharmaceuticals, Inc.
1.875%, 10/01/16	925,000	5,101,953

		11,381,307

Commercial Services—0.1%
Live Nation Entertainment, Inc.
2.500%, 05/15/19	1,420,000	1,479,462

Engineering & Construction—0.3%
Dycom Industries, Inc.
0.750%, 09/15/21 (144A)	3,825,000	3,777,187

Healthcare-Products—0.4%
Alere, Inc.
3.000%, 05/15/16	2,125,000	2,410,547
Hologic, Inc.
2.000%, 03/01/42 (i)	743,000	1,002,121
NuVasive, Inc.
2.750%, 07/01/17	1,000,000	1,260,625

		4,673,293

Holding Companies-Diversified—0.1%
Misarte
3.250%, 01/01/16 (EUR)	1,358,429	1,715,160

Home Builders—0.3%
Lennar Corp.
3.250%, 11/15/21 (144A)	770,000	1,583,794
Toll Brothers Finance Corp.
0.500%, 09/15/32 (a)	2,000,000	2,055,000

		3,638,794

Internet—0.1%
HomeAway, Inc.
0.125%, 04/01/19 (a)	1,496,000	1,380,060

Leisure Time—0.2%
Jarden Corp.
1.875%, 09/15/18	1,200,000	1,923,000

Pharmaceuticals—0.1%
TESARO, Inc.
3.000%, 10/01/21	1,000,000	1,388,125

Retail—0.3%
Restoration Hardware Holdings, Inc.
Zero Coupon, 06/15/19 (144A) (a)	3,275,000	3,246,344

Semiconductors—0.1%
NVIDIA Corp.
1.000%, 12/01/18	937,000	1,232,741

Software—0.9%
Akamai Technologies, Inc.
Zero Coupon, 02/15/19 (a)	2,325,000	2,435,438
BroadSoft, Inc.
1.000%, 09/01/22 (144A)	1,625,000	1,594,531
Electronic Arts, Inc.
0.750%, 07/15/16	1,167,000	2,477,687
Proofpoint, Inc.
0.750%, 06/15/20 (144A)	3,538,000	3,699,421
ServiceNow, Inc.
Zero Coupon, 11/01/18	1,155,000	1,300,097

		11,507,174

Telecommunications—0.1%
Palo Alto Networks, Inc.
Zero Coupon, 07/01/19	768,000	1,249,920

Total Convertible Bonds (Cost $58,037,383)		55,015,722

Mortgage-Backed Securities—3.7%

Commercial Mortgage-Backed Securities—3.7%
Banc of America Commercial Mortgage Trust
3.167%, 09/15/48	447,000	342,670
Barclays Commercial Mortgage Trust
3.375%, 03/12/36 (144A)	575,000	588,641
BB-UBS Trust
4.160%, 11/05/36 (144A) (b)	2,775,000	2,646,179
Citigroup Commercial Mortgage Trust
4.345%, 10/10/47	875,000	891,978
4.684%, 10/10/47 (b)	1,900,000	1,866,372
4.779%, 01/14/43 (144A) (b)	1,200,000	1,143,824
Commercial Mortgage Pass-Through Certificates
1.226%, 12/10/47 (b) (j)	19,784,293	1,294,150
4.349%, 12/10/47 (b)	1,000,000	1,034,522
4.591%, 07/10/50 (b)	1,726,000	1,422,592
4.615%, 12/10/47 (b)	650,000	632,076
Commercial Mortgage Trust
0.126%, 12/10/47 (144A) (b) (j)	10,100,000	65,115
0.178%, 11/10/47 (144A) (b) (j)	16,375,000	177,489
0.500%, 12/10/47 (144A) (b) (j)	4,850,000	175,599
1.436%, 11/10/47 (144A) (b) (j)	1,225,000	126,561

MIST-182

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust
4.658%, 11/10/47 (b)	1,250,000	$1,236,805
4.768%, 09/10/47 (b)	950,000	953,694
Commercial WWP Mortgage Trust
3.898%, 03/10/31 (144A)	1,800,000	1,806,187
Credit Suisse Commercial Mortgage Trust
4.373%, 09/15/37 (144A)	2,300,000	2,145,408
DBUBS Mortgage Trust
5.640%, 07/10/44 (144A) (b)	1,700,000	1,814,524
Great Wolf Trust
7.195%, 05/15/32 (144A) (b)	3,000,000	2,974,951
GS Mortgage Securities Trust
4.662%, 11/10/47 (144A) (b)	1,900,000	1,640,006
Impact Funding LLC
0.342%, 08/25/47 (144A) (b) (j)	3,100,000	107,849
6.000%, 01/25/51 (144A) (b)	1,175,000	1,319,090
6.406%, 01/25/51 (144A) (b)	1,125,000	1,256,051
JPMBB Commercial Mortgage Securities Trust
0.459%, 11/15/47 (b) (j)	9,300,000	240,358
0.500%, 01/15/48 (144A) (b) (j)	6,475,000	236,022
0.619%, 01/15/48 (b) (j)	8,125,000	309,140
4.070%, 01/15/48 (144A) (b)	1,825,000	1,528,408
4.773%, 08/15/48 (b)	1,983,000	1,894,405
JPMorgan Chase Commercial Mortgage Securities Trust
3.931%, 06/10/27 (144A) (b)	1,200,000	1,180,769
4.157%, 01/15/32 (144A) (b)	1,700,000	1,683,857
Morgan Stanley Bank of America Merrill Lynch Trust
0.590%, 12/15/47 (144A) (b) (j)	13,150,000	500,147
0.602%, 12/15/46 (144A) (j)	6,175,000	276,640
3.989%, 12/15/46 (144A)	1,200,000	1,238,093
4.000%, 12/15/47	1,350,000	1,311,648
4.208%, 05/15/46 (b)	850,000	844,745
4.218%, 07/15/46 (b)	725,000	721,213
4.384%, 12/15/46 (144A)	2,500,000	2,553,750
4.750%, 12/15/46 (144A)	1,150,000	1,102,390
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/35 (144A) (b)	557,000	551,676
4.144%, 01/05/35 (144A) (b)	1,119,000	1,108,019
Wells Fargo Commercial Mortgage Trust
0.543%, 12/15/47 (b) (j)	10,125,000	337,011
WFCG Commercial Mortgage Trust
3.347%, 11/15/29 (144A) (b)	878,146	864,794

Total Mortgage-Backed Securities (Cost $46,697,828)		46,145,418

Floating Rate Loans (k)—1.9%

Chemicals—0.1%
Britax U.S. Holdings, Inc.
Term Loan, 4.500%, 10/15/20 (d)	1,949,915	1,399,064

Diversified Financial Services—0.2%
AWAS Finance Luxembourg S.A.
Term Loan, 3.500%, 07/16/18	1,421,034	1,417,481
RPI Finance Trust
Term Loan B4, 3.500%, 11/09/20	1,414,675	1,413,791

		2,831,272

Electronic Equipment, Instruments & Components—0.1%
TTM Technologies, Inc.
1st Lien Term Loan, 6.000%, 05/31/21	678,000	633,930

Energy Equipment & Services—0.1%
Chief Exploration & Development LLC
2nd Lien Term Loan, 7.500%, 05/16/21 (d)	1,500,000	1,246,875

Entertainment—0.3%
CDS U.S. Intermediate Holdings, Inc.
1st Lien Term Loan, 5.000%, 07/08/22	718,000	720,629
Scientific Games International, Inc.
Term Loan B1, 0.000%, 10/18/20 (l)	1,246,827	1,234,047
Six Flags Theme Parks, Inc.
Term Loan B, 3.501%, 06/30/22	1,429,418	1,432,991

		3,387,667

Gas—0.0%
Astoria Energy LLC
Term Loan B, 5.000%, 12/24/21	464,297	463,716

Leisure Time—0.1%
Delta 2 (LUX) S.a.r.l.
2nd Lien Term Loan, 7.750%, 07/31/22	1,350,000	1,302,187

Media—0.2%
Advantage Sales & Marketing, Inc.
2nd Lien Term Loan, 7.500%, 07/25/22	1,529,000	1,469,274
Kasima LLC
Term Loan B, 3.250%, 05/17/21	1,305,909	1,304,549

		2,773,823

Oil & Gas—0.1%
Templar Energy LLC
2nd Lien Term Loan, 8.500%, 11/25/20	2,783,000	1,273,222

Packaging & Containers—0.1%
Crown Americas LLC
Delayed Draw Term Loan, 1.944%, 12/19/18	1,786,250	1,785,134

Real Estate Investment Trusts—0.1%
Hudson Pacific Properties L.P.
Delayed Draw Term Loan, 1.497%, 04/01/20 (d)	766,000	763,127

MIST-183

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (k)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Retail—0.2%
Bass Pro Group LLC
Term Loan, 4.000%, 06/05/20	1,095,495	$1,092,299
Men’s Wearhouse, Inc. (The)
Term Loan, 5.000%, 06/18/21	1,386,000	1,389,465

		2,481,764

Semiconductors—0.1%
NXP B.V.
Term Loan D, 3.250%, 01/11/20	1,130,827	1,130,121

Specialty Retail—0.1%
Gymboree Corp. (The)
Term Loan, 5.000%, 02/23/18	1,688,000	1,121,465

Telecommunications—0.1%
FairPoint Communications, Inc.
Term Loan, 7.500%, 02/14/19	1,389,313	1,397,823

Total Floating Rate Loans (Cost $25,781,152)		23,991,190

Foreign Government—0.8%

Municipal—0.1%
City of Buenos Aires Argentina
8.950%, 02/19/21 (144A) (m)	1,200,000	1,233,000

Sovereign—0.7%
Bermuda Government International Bond
4.854%, 02/06/24 (144A) (a)	1,425,000	1,489,125
Dominican Republic International Bond
6.850%, 01/27/45 (144A)	2,350,000	2,261,875
Government of the Cayman Island
5.950%, 11/24/19 (144A)	800,000	914,400
Jamaica Government International Bonds
6.750%, 04/28/28	2,100,000	2,110,500
7.625%, 07/09/25 (m)	1,250,000	1,362,500

		8,138,400

Total Foreign Government (Cost $9,591,542)		9,371,400

Convertible Preferred Stocks—0.6%

Food Products—0.2%
Post Holdings, Inc.
5.250%, 06/01/17	25,700	2,922,365

Home Builders—0.2%
William Lyon Homes
6.500%, 12/01/17	20,000	2,114,800

Machinery—0.2%
Stanley Black & Decker, Inc.
6.250%, 11/17/16 (a)	22,000	2,420,000

Total Convertible Preferred Stocks (Cost $8,032,306)		7,457,165

Preferred Stock—0.1%

Banks—0.1%
Texas Capital Bancshares, Inc., 6.500% (a) (Cost $1,480,000)	59,200	1,486,512

Short-Term Investments—12.7%

Mutual Fund—12.0%
State Street Navigator Securities Lending MET Portfolio (n)	148,168,772	148,168,772

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $8,079,000 on 10/01/15, collateralized by $8,085,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $8,241,946.	8,079,000	8,079,000

Total Short-Term Investments (Cost $156,247,772)		156,247,772

Total Investments—109.3% (Cost $1,402,528,978) (o)		1,353,942,272
Other assets and liabilities (net)—(9.3)%		(115,042,811)

Net Assets—100.0%		$1,238,899,461

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $189,621,249 and the collateral received consisted of cash in the amount of $148,168,772 and non-cash collateral with a value of $48,703,444. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Illiquid security. As of September 30, 2015, these securities represent 0.3% of net assets.

MIST-184

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $7,053,707, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(j)	Interest only security.
(k)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(l)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(m)	Principal amount of security is adjusted for inflation.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(o)	As of September 30, 2015, the aggregate cost of investments was $1,402,528,978. The aggregate unrealized appreciation and depreciation of investments were $19,638,841 and $(68,225,547), respectively, resulting in net unrealized depreciation of $(48,586,706).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $446,702,591, which is 36.1% of net assets.
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
IFM U.S. Colonial Pipeline 2 LLC	04/14/11	$2,500,000	$2,499,129	$2,731,107
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.	05/30/12	1,490,000	1,553,225	1,549,600
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.	05/16/13 - 07/11/13	2,950,000	2,951,964	2,773,000

				$7,053,707

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/31/15	1,066	USD	127,796,955	$672,701

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/15	(250)	USD	(39,669,716)	$333,779
U.S. Treasury Note 10 Year Futures	12/21/15	(1,552)	USD	(197,792,355)	(2,003,395)

Net Unrealized Depreciation					$(996,915)

(USD)—	United States Dollar

MIST-185

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Aerospace/Defense	$—	$4,588,879	$—	$4,588,879
Agriculture	—	5,058,002	—	5,058,002
Airlines	—	1,315,625	—	1,315,625
Apparel	—	2,446,250	—	2,446,250
Auto Parts & Equipment	—	6,318,762	—	6,318,762
Banks	—	74,514,034	—	74,514,034
Beverages	—	9,174,299	—	9,174,299
Biotechnology	—	10,398,371	—	10,398,371
Building Materials	—	10,638,646	—	10,638,646
Chemicals	—	10,676,575	—	10,676,575
Commercial Services	—	19,439,731	—	19,439,731
Computers	—	16,297,277	—	16,297,277
Cosmetics/Personal Care	—	3,804,183	—	3,804,183
Distribution/Wholesale	—	1,074,398	—	1,074,398
Diversified Financial Services	—	59,138,147	—	59,138,147
Electric	—	23,350,331	—	23,350,331
Electrical Components & Equipment	—	3,682,500	—	3,682,500
Electronics	—	3,650,774	—	3,650,774
Energy-Alternate Sources	—	1,542,638	—	1,542,638
Engineering & Construction	—	2,321,097	—	2,321,097
Entertainment	—	6,963,250	—	6,963,250
Environmental Control	—	1,336,650	—	1,336,650
Food	—	21,172,015	—	21,172,015
Forest Products & Paper	—	2,496,450	—	2,496,450
Gas	—	5,173,952	—	5,173,952
Hand/Machine Tools	—	1,122,000	—	1,122,000
Healthcare-Products	—	20,878,184	—	20,878,184
Healthcare-Services	—	51,680,940	—	51,680,940
Holding Companies-Diversified	—	3,691,674	—	3,691,674
Home Builders	—	15,885,742	—	15,885,742
Home Furnishings	—	2,121,513	—	2,121,513
Housewares	—	2,007,200	—	2,007,200
Insurance	—	14,524,904	—	14,524,904
Internet	—	26,661,058	—	26,661,058
Iron/Steel	—	4,415,972	—	4,415,972
Leisure Time	—	8,726,002	—	8,726,002
Lodging	—	21,951,500	—	21,951,500

MIST-186

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery-Construction & Mining	$—	$1,296,000	$—	$1,296,000
Media	—	44,083,951	—	44,083,951
Mining	—	13,864,508	3	13,864,511
Miscellaneous Manufacturing	—	6,685,477	—	6,685,477
Office/Business Equipment	—	2,210,000	—	2,210,000
Oil & Gas	—	78,402,027	—	78,402,027
Oil & Gas Services	—	3,593,623	—	3,593,623
Packaging & Containers	—	19,214,224	—	19,214,224
Pharmaceuticals	—	25,490,807	—	25,490,807
Pipelines	—	33,678,546	—	33,678,546
Real Estate	—	5,525,752	—	5,525,752
Real Estate Investment Trusts	—	22,251,136	—	22,251,136
Retail	—	45,024,769	—	45,024,769
Savings & Loans	—	2,507,339	600	2,507,939
Semiconductors	—	1,543,859	—	1,543,859
Shipbuilding	—	510,000	—	510,000
Software	—	33,846,769	—	33,846,769
Telecommunications	—	78,567,945	—	78,567,945
Textiles	—	1,382,040	—	1,382,040
Transportation	—	10,040,298	—	10,040,298
Total Corporate Bonds & Notes	—	909,958,595	603	909,959,198
Common Stocks
Aerospace & Defense	2,457,660	—	—	2,457,660
Airlines	1,522,739	—	—	1,522,739
Auto Components	1,236,971	—	—	1,236,971
Banks	5,052,601	—	—	5,052,601
Beverages	3,860,610	—	—	3,860,610
Biotechnology	2,639,107	—	—	2,639,107
Building Products	5,282,340	—	—	5,282,340
Communications Equipment	1,524,113	—	—	1,524,113
Construction & Engineering	1,476,723	—	—	1,476,723
Construction Materials	2,615,521	—	—	2,615,521
Distributors	2,982,681	—	—	2,982,681
Diversified Consumer Services	1,258,911	—	—	1,258,911
Diversified Telecommunication Services	1,107,446	—	—	1,107,446
Electrical Equipment	1,033,815	—	—	1,033,815
Electronic Equipment, Instruments & Components	606,168	—	—	606,168
Food & Staples Retailing	3,745,713	—	—	3,745,713
Food Products	4,673,241	—	—	4,673,241
Health Care Equipment & Supplies	5,062,921	—	—	5,062,921
Health Care Providers & Services	8,738,219	—	—	8,738,219
Hotels, Restaurants & Leisure	21,530,031	—	—	21,530,031
Household Durables	2,622,255	—	—	2,622,255
Industrial Conglomerates	1,266,449	—	—	1,266,449
Insurance	1,344,857	—	—	1,344,857
Internet & Catalog Retail	6,728,088	—	—	6,728,088
Internet Software & Services	5,642,430	—	—	5,642,430
IT Services	1,379,016	—	—	1,379,016
Leisure Products	1,030,210	—	—	1,030,210
Machinery	1,229,250	—	—	1,229,250
Media	1,199,772	—	221,762	1,421,534
Metals & Mining	—	—	0	0
Oil, Gas & Consumable Fuels	1,813,258	—	—	1,813,258
Paper & Forest Products	—	100,775	—	100,775
Personal Products	1,912,591	—	—	1,912,591
Pharmaceuticals	3,099,722	—	—	3,099,722
Real Estate Investment Trusts	7,283,744	—	—	7,283,744
Real Estate Management & Development	644,576	—	—	644,576

MIST-187

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$1,819,012	$—	$—	$1,819,012
Semiconductors & Semiconductor Equipment	1,918,029	—	—	1,918,029
Software	5,508,866	—	—	5,508,866
Specialty Retail	8,733,744	—	—	8,733,744
Textiles, Apparel & Luxury Goods	4,287,718	—	—	4,287,718
Tobacco	1,493,493	—	—	1,493,493
Trading Companies & Distributors	2,624,364	—	—	2,624,364
Wireless Telecommunication Services	1,956,383	—	—	1,956,383
Total Common Stocks	143,945,358	100,775	221,762	144,267,895
Total Convertible Bonds*	—	55,015,722	—	55,015,722
Total Mortgage-Backed Securities*	—	46,145,418	—	46,145,418
Total Floating Rate Loans*	—	23,991,190	—	23,991,190
Total Foreign Government*	—	9,371,400	—	9,371,400
Convertible Preferred Stocks
Food Products	2,922,365	—	—	2,922,365
Home Builders	—	2,114,800	—	2,114,800
Machinery	2,420,000	—	—	2,420,000
Total Convertible Preferred Stocks	5,342,365	2,114,800	—	7,457,165
Total Preferred Stock*	1,486,512	—	—	1,486,512
Short-Term Investments
Mutual Fund	148,168,772	—	—	148,168,772
Repurchase Agreement	—	8,079,000	—	8,079,000
Total Short-Term Investments	148,168,772	8,079,000	—	156,247,772
Total Investments	$298,943,007	$1,054,776,900	$222,365	$1,353,942,272

Collateral for Securities Loaned (Liability)	$—	$(148,168,772)	$—	$(148,168,772)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,006,480	$—	$—	$1,006,480
Futures Contracts (Unrealized Depreciation)	(2,003,395)	—	—	(2,003,395)
Total Futures Contracts	$(996,915)	$—	$—	$(996,915)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Realized Gain/ (Loss)	Accrued Discounts (Premiums)	Change in Unrealized Appreciation/ (Depreciation)	Sales	Transfer out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at September 30, 2015
Corporate Bonds & Notes
Mining	$3	$—	$2	$(2)	$—	$—	$3	$(2)
Retail	223,812	—	—	—	—	(223,812)	—	—
Saving & Loans	600	—	—	—	—	—	600	—
Common Stocks
Media	169,403	—	—	52,359	—	—	221,762	52,359
Metals & Mining	131,549	—	—	—	—	(131,549)	—	—
Escrow Shares
Retail	4,451	1,499	—	(111)	(5,839)	—	—	—

Total	$529,818	$1,499	$2	$52,246	$(5,839)	$(355,361)	$222,365	$52,357

Corporate Bonds & Notes in the amount of $223,812 and Common Stocks in the amount of $131,549 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-188

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—93.8% of Net Assets

Security Description	Shares	Value

Belgium—3.6%
Anheuser-Busch InBev S.A.	154,546	$16,414,960
Telenet Group Holding NV (a)	146,715	8,412,605
UCB S.A.	101,146	7,916,444

		32,744,009

China—7.9%
Baidu, Inc. (ADR) (a)	260,989	35,862,499
Beijing Enterprises Holdings, Ltd.	367,500	2,219,955
Beijing Enterprises Water Group, Ltd. (a)	1,310,000	926,117
Ping An Insurance Group Co. of China, Ltd. - Class H	2,094,144	10,452,084
Tencent Holdings, Ltd.	1,369,600	23,070,295

		72,530,950

France—5.2%
L’Oreal S.A.	43,691	7,597,293
LVMH Moet Hennessy Louis Vuitton SE	51,132	8,725,268
Orange S.A.	493,118	7,457,476
Pernod-Ricard S.A.	80,803	8,159,146
Zodiac Aerospace	669,181	15,317,413

		47,256,596

Germany—11.1%
Allianz SE	65,797	10,312,716
Bayer AG	339,298	43,365,082
Beiersdorf AG	159,729	14,133,289
Deutsche Post AG	47,294	1,308,936
Linde AG	158,795	25,722,338
Vonovia SE	160,290	5,152,238
Wirecard AG	34,761	1,661,854

		101,656,453

Hong Kong—3.4%
AIA Group, Ltd.	5,963,372	31,048,558

India—0.9%
Infosys, Ltd. (ADR)	409,548	7,818,271

Italy—1.8%
Mediaset S.p.A.	1,577,003	7,268,716
Telecom Italia S.p.A. (a)	7,114,729	8,747,634

		16,016,350

Japan—7.8%
IHI Corp. (b)	3,371,000	8,679,556
NGK Insulators, Ltd.	641,000	12,302,728
Olympus Corp.	599,800	18,678,204
Ono Pharmaceutical Co., Ltd.	13,000	1,546,271
Sumitomo Mitsui Financial Group, Inc.	109,400	4,164,584
Toyota Motor Corp.	443,900	26,107,688

		71,479,031

Mexico—2.6%
Grupo Televisa S.A.B. (ADR)	922,665	24,007,743

Netherlands—2.8%
ASML Holding NV	288,707	25,311,702

South Korea—0.0%
Orion Corp.	115	91,789

Spain—1.2%
Grifols S.A. (b)	137,698	5,695,716
Grifols S.A. (ADR)	169,976	5,167,270

		10,862,986

Sweden—1.0%
Swedbank AB - A Shares	416,467	9,211,240

Switzerland—14.2%
Actelion, Ltd. (a)	108,905	13,853,537
Adecco S.A. (a)	164,628	12,071,323
Credit Suisse Group AG (a)	413,410	9,945,691
Nestle S.A.	374,309	28,187,901
Novartis AG	142,366	13,114,008
Roche Holding AG	102,562	27,112,676
Syngenta AG	65,307	20,975,527
TE Connectivity, Ltd.	80,653	4,830,308

		130,090,971

United Kingdom—20.9%
Babcock International Group plc	346,213	4,789,372
Barclays plc	2,111,173	7,805,117
BT Group plc	1,989,217	12,658,000
Carnival plc	258,280	13,331,574
Croda International plc	250,095	10,272,100
Delphi Automotive plc	245,645	18,678,846
Diageo plc	10,695	287,808
Imperial Tobacco Group plc	186,957	9,676,554
InterContinental Hotels Group plc	242,945	8,401,788
International Consolidated Airlines Group S.A. (a)	1,921,442	17,147,424
Johnson Matthey plc	462,102	17,165,198
Liberty Global plc - Class A (a)	360,260	15,469,564
Liberty Global plc - Series C (a)	598,429	24,547,558
Liberty LiLAC Group - Class A (a)	8,479	285,657
Liberty LiLAC Group - Class C (a) (b)	18,591	636,556
Lloyds Banking Group plc	11,767,741	13,414,909
WPP plc	783,659	16,319,558

		190,887,583

United States—9.4%
Autoliv, Inc.	97,834	10,643,462
Cognizant Technology Solutions Corp. - Class A (a)	264,679	16,571,552
Medtronic plc (b)	637,040	42,643,458
Royal Caribbean Cruises, Ltd. (b)	108,246	9,643,636
WABCO Holdings, Inc. (a) (b)	54,907	5,755,901

		85,258,009

Total Common Stocks (Cost $921,078,877)		856,272,241

MIST-189

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stocks—1.3%

Security Description	Shares/ Principal Amount*	Value
Germany—1.3%
Henkel AG & Co. KGaA	78,126	$8,027,123
Porsche Automobil Holding SE	97,094	4,132,591

Total Preferred Stocks (Cost $17,592,154)		12,159,714

Equity Linked Security—1.3%

Ireland—1.3%
Ryanair Holdings plc (HSBC Bank plc), 11/17/16 (c) (Cost $7,505,256)	774,200	11,324,039

Short-Term Investments—8.7%

Mutual Fund—5.0%
State Street Navigator Securities Lending MET Portfolio (d)	45,607,123	45,607,123

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $33,838,944 on 10/01/15, collateralized by $33,925,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $34,518,688.	33,838,944	33,838,944

Total Short-Term Investments (Cost $79,446,067)		79,446,067

Total Investments—105.1% (Cost $1,025,622,354) (e)		959,202,061
Other assets and liabilities (net)—(5.1)%		(46,334,994)

Net Assets—100.0%		$912,867,067

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $44,998,025 and the collateral received consisted of cash in the amount of $45,607,123. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(e)	As of September 30, 2015, the aggregate cost of investments was $1,025,622,354. The aggregate unrealized appreciation and depreciation of investments were $21,420,409 and $(87,840,702), respectively, resulting in net unrealized depreciation of $(66,420,293).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Media	10.6
Pharmaceuticals	10.2
Chemicals	8.1
Health Care Equipment & Supplies	6.7
Internet Software & Services	6.5
Insurance	5.7
Banks	5.0
Hotels, Restaurants & Leisure	3.5
Automobiles	3.3
Auto Components	3.2

MIST-190

Met Investors Series Trust

Met/Artisan International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$32,744,009	$—	$32,744,009
China	35,862,499	36,668,451	—	72,530,950
France	—	47,256,596	—	47,256,596
Germany	—	101,656,453	—	101,656,453
Hong Kong	—	31,048,558	—	31,048,558
India	7,818,271	—	—	7,818,271
Italy	—	16,016,350	—	16,016,350
Japan	—	71,479,031	—	71,479,031
Mexico	24,007,743	—	—	24,007,743
Netherlands	—	25,311,702	—	25,311,702
South Korea	—	91,789	—	91,789
Spain	5,167,270	5,695,716	—	10,862,986
Sweden	—	9,211,240	—	9,211,240
Switzerland	4,830,308	125,260,663	—	130,090,971
United Kingdom	59,618,181	131,269,402	—	190,887,583
United States	74,614,547	10,643,462	—	85,258,009
Total Common Stocks	211,918,819	644,353,422	—	856,272,241
Total Preferred Stocks*	—	12,159,714	—	12,159,714
Total Equity Linked Security*	11,324,039	—	—	11,324,039
Short-Term Investments
Mutual Fund	45,607,123	—	—	45,607,123
Repurchase Agreement	—	33,838,944	—	33,838,944
Total Short-Term Investments	45,607,123	33,838,944	—	79,446,067
Total Investments	$268,849,981	$690,352,080	$—	$959,202,061

Collateral for securities loaned (Liability)	$—	$(45,607,123)	$—	$(45,607,123)

*	See Schedule of Investments for additional detailed categorizations.

MIST-191

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—98.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
inVentiv Health, Inc.
Incremental Term Loan B3, 7.750%, 05/15/18	1,543,450	$1,542,165
Term Loan B4, 7.750%, 05/15/18	1,681,243	1,681,944

		3,224,109

Aerospace/Defense—2.1%
BE Aerospace, Inc.
Term Loan B, 4.000%, 12/16/21	938,182	942,634
Flying Fortress, Inc.
Term Loan, 3.500%, 04/30/20	2,729,167	2,727,887
Silver II U.S. Holdings LLC
Term Loan, 4.000%, 12/13/19	5,460,287	5,009,813
Transdigm, Inc.
Term Loan C, 3.750%, 02/28/20	7,710,568	7,648,405
Term Loan D, 3.750%, 06/04/21	1,777,500	1,762,503

		18,091,242

Auto Components—1.1%
CS Intermediate Holdco 2 LLC
Term Loan B, 4.000%, 04/04/21	691,250	688,140
Dayco Products LLC
Term Loan B, 5.250%, 12/12/19	989,950	991,806
Federal-Mogul Holdings Corp.
Term Loan C, 4.750%, 04/15/21	4,257,000	4,060,114
MPG Holdco I, Inc.
Term Loan B, 3.750%, 10/20/21	2,594,343	2,591,795
Visteon Corp.
Delayed Draw Term Loan B, 3.500%, 04/09/21	685,417	683,269

		9,015,124

Auto Manufacturers—1.0%
Chrysler Group LLC
Term Loan B, 3.250%, 12/31/18	4,210,875	4,180,346
Term Loan B, 3.500%, 05/24/17	4,731,176	4,723,526

		8,903,872

Auto Parts & Equipment—1.3%
Affinia Group Intermediate Holdings, Inc.
Term Loan B2, 5.063%, 04/27/20	430,258	431,737
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 3.750%, 04/30/19	6,083,333	6,105,118
Horizon Global Corp.
Term Loan B, 7.000%, 05/11/22	493,750	488,813
Schaeffler AG
Term Loan B, 4.250%, 05/15/20	906,731	908,856
TI Group Automotive Systems LLC
Term Loan, 4.500%, 06/24/22	1,700,000	1,671,666
Tower Automotive Holdings USA LLC
Term Loan, 4.000%, 04/23/20	1,434,337	1,421,786

		11,027,976

Beverages—0.1%
Flavors Holdings, Inc.
1st Lien Term Loan, 6.750%, 04/03/20	760,000	725,800

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
1st Lien Term Loan, 4.750%, 08/13/21	1,075,000	1,068,281

Building Materials—0.3%
CPG International, Inc.
Term Loan, 4.750%, 09/30/20	612,500	607,906
Quikrete Holdings, Inc.
1st Lien Term Loan, 4.000%, 09/28/20	945,346	943,928
Summit Materials Cos. I LLC
Term Loan B, 4.250%, 07/17/22	623,438	622,658
Tank Holding Corp.
Term Loan, 5.250%, 03/16/22	726,181	723,458

		2,897,950

Capital Markets—1.3%
Armor Holding II LLC
1st Lien Term Loan, 5.750%, 06/26/20	2,137,915	2,126,333
Corporate Capital Trust, Inc.
Term Loan B, 4.000%, 05/15/19	1,157,939	1,157,939
Guggenheim Partners LLC
Term Loan, 4.250%, 07/22/20	1,722,662	1,725,534
Medley LLC
Term Loan, 6.500%, 06/15/19	496,591	496,591
NXT Capital, Inc.
6.250%, 09/04/18	794,690	796,676
Term Loan B, 6.250%, 09/04/18	735,000	736,838
RCS Capital Corp.
1st Lien Term Loan, 7.500%, 04/29/19	2,736,667	2,599,834
Salient Partners L.P.
Term Loan, 7.500%, 05/19/21	790,000	778,150
Sheridan Investment Partners II L.P.
Term Loan A, 4.250%, 12/16/20	100,156	75,117
Term Loan B, 4.250%, 12/16/20	719,991	539,993
Term Loan M, 4.250%, 12/16/20	37,353	28,015

		11,061,020

Chemicals—5.4%
Allnex (Luxembourg) & Cy SCA
Term Loan B1, 4.500%, 10/03/19	918,384	919,532
Allnex USA, Inc.
Term Loan B2, 4.500%, 10/03/19	476,505	477,101
Aruba Investments, Inc.
Term Loan B, 4.500%, 02/02/22	300,739	301,115
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan, 3.750%, 02/01/20	4,693,459	4,669,340
AZ Chem U.S., Inc.
1st Lien Term Loan, 4.500%, 06/12/21	1,167,109	1,167,656
Chemours Co. (The)
Term Loan B, 3.750%, 05/22/22	3,740,625	3,266,811
Chemtura Corp.
Term Loan B, 3.500%, 08/27/16	138,095	138,067

MIST-192

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
ECO Services Operations LLC
Term Loan B, 4.750%, 12/04/21	397,000	$395,015
Emerald Performance Materials LLC
1st Lien Term Loan, 4.500%, 08/01/21	495,000	494,381
Flint Group GmbH
Term Loan C, 4.500%, 09/07/21	140,442	138,862
Flint Group U.S. LLC
1st Lien Term Loan B2, 4.500%, 09/07/21	849,558	841,770
Gemini HDPE LLC
Term Loan B, 4.750%, 08/07/21	1,437,993	1,433,200
Huntsman International LLC
Incremental Term Loan, 3.750%, 08/12/21	2,034,625	1,988,846
Ineos U.S. Finance LLC
Term Loan, 3.750%, 05/04/18	6,573,087	6,405,473
Term Loan, 4.250%, 03/31/22	696,498	678,868
Kronos Worldwide, Inc.
Term Loan, 4.000%, 02/18/20	320,125	290,513
MacDermid, Inc.
1st Lien Term Loan, 4.500%, 06/07/20	2,292,176	2,224,843
Term Loan B2, 4.750%, 06/07/20	595,500	583,590
Minerals Technologies, Inc.
Term Loan B, 3.750%, 05/09/21	1,400,321	1,393,739
Omnova Solutions, Inc.
Term Loan B1, 4.250%, 05/31/18	1,740,700	1,736,348
Orion Engineered Carbons GmbH
Term Loan, 5.000%, 07/25/21	569,250	571,385
OXEA Finance LLC
Term Loan B2, 4.250%, 01/15/20	2,136,938	2,075,501
PQ Corp.
Term Loan, 4.000%, 08/07/17	1,821,493	1,818,647
Sonneborn LLC
U.S. Term Loan, 4.750%, 12/10/20	379,631	380,106
Sonneborn Refined Products B.V.
B.V. Term Loan, 4.750%, 12/10/20	66,994	67,077
Tata Chemicals North America, Inc.
Term Loan B, 3.750%, 08/07/20	1,042,144	1,042,578
Trinseo Materials Operating SCA
Term Loan B, 4.250%, 10/31/21	1,321,688	1,316,111
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.250%, 03/19/20	4,469,514	3,913,926
Unifrax Corp.
Term Loan, 4.250%, 11/28/18	222,388	221,091
Univar, Inc.
Term Loan, 4.250%, 07/01/22	3,275,000	3,229,458
VAT Lux III S.a.r.l.
Term Loan, 4.250%, 02/11/21	1,631,228	1,629,189

		45,810,139

Coal—0.6%
Alpha Natural Resources LLC
Term Loan, 10.833%, 01/31/17	425,000	417,562
Term Loan B, 3.500%, 05/22/20	2,712,563	1,259,082
Arch Coal, Inc.
Term Loan B, 6.250%, 05/16/18	2,758,788	1,556,417

Coal—(Continued)
Murray Energy Corp.
Term Loan B1, 7.000%, 04/07/17	299,250	274,188
Term Loan B2, 7.500%, 03/19/21	1,870,313	1,460,402
Patriot Coal Corp.
Term Loan, 0.000%, 12/15/18 (b) (c) (d)	987,500	98,750

		5,066,401

Commercial Services—5.8%
Acosta Holdco, Inc.
Term Loan, 4.250%, 09/26/21	3,823,667	3,792,122
Albany Molecular Research, Inc.
Term Loan B, 5.750%, 07/16/21	700,000	701,750
BakerCorp International, Inc.
Term Loan, 4.250%, 02/14/20	729,768	696,929
Brickman Group, Ltd. LLC
1st Lien Term Loan, 4.000%, 12/18/20	884,278	873,961
Bright Horizons Family Solutions, Inc.
Term Loan B, 3.750%, 01/30/20	1,462,406	1,465,904
Ceridian LLC
Term Loan, 4.500%, 09/15/20	601,264	571,702
Education Management LLC
Term Loan A, 5.500%, 07/02/20 (b) (d)	259,470	124,208
Term Loan B, 2.000%, 07/02/20 (b) (d)	446,857	117,434
Garda World Security Corp.
Delayed Draw Term Loan, 4.003%, 11/06/20	723,517	713,343
Term Loan B, 4.003%, 11/06/20	3,401,835	3,353,999
Hertz Corp. (The)
Term Loan B, 3.750%, 03/11/18	1,750,500	1,747,437
Term Loan B2, 3.000%, 03/11/18	2,484,300	2,454,024
IAP Worldwide Services, Inc.
2nd Lien Term Loan, 8.000%, 07/18/19 (b)	338,899	271,119
Revolver, 0.000%, 07/18/18 (b) (e)	248,024	231,778
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	1,629,375	1,628,153
IPC Corp.
Term Loan B, 5.500%, 08/06/21	1,691,500	1,670,356
Jaguar Holding Co. II
Term Loan B, 4.250%, 08/18/22	4,413,938	4,385,891
KAR Auction Services, Inc.
Term Loan B2, 3.500%, 03/11/21	4,618,038	4,618,038
Laureate Education, Inc.
Term Loan B, 5.000%, 06/15/18	4,714,057	4,207,296
Live Nation Entertainment, Inc.
Term Loan B1, 3.500%, 08/16/20	2,669,148	2,670,950
McGraw-Hill Global Education Holdings LLC
Term Loan B, 4.750%, 03/22/19	667,584	670,297
Merrill Communications LLC
Term Loan, 6.250%, 06/01/22	621,262	618,156
Monitronics International, Inc.
Term Loan B, 4.250%, 03/23/18	957,254	953,664
Term Loan B1, 4.500%, 04/02/22	1,218,875	1,215,828
Rent-A-Center, Inc.
Term Loan B, 3.750%, 03/19/21	541,750	541,073
ServiceMaster Co.
Term Loan B, 4.250%, 07/01/21	2,400,750	2,405,465

MIST-193

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
SGS Cayman L.P.
Term Loan B, 6.000%, 04/23/21	200,955	$201,332
SunEdison Semiconductor B.V.
1st Lien Term Loan, 6.500%, 05/27/19	839,375	844,621
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	1,576,433	1,567,053
Weight Watchers International, Inc.
Term Loan B2, 4.000%, 04/02/20	6,995,625	3,803,871

		49,117,754

Computers—1.6%
Dell, Inc.
Term Loan C, 3.750%, 10/29/18	863,737	862,965
Sirius Computer Solutions, Inc.
Term Loan B, 6.250%, 12/07/18	330,037	330,449
SkillSoft Corp.
1st Lien Term Loan, 5.750%, 04/28/21	2,227,500	2,015,888
Smart Technologies ULC
Term Loan, 10.500%, 01/31/18	531,250	531,250
SunGard Data Systems, Inc.
Term Loan C, 3.954%, 02/28/17	2,213,819	2,216,299
Term Loan E, 4.000%, 03/08/20	5,949,290	5,955,239
TNS, Inc.
1st Lien Term Loan, 5.000%, 02/14/20	1,294,860	1,299,446

		13,211,536

Construction Materials—0.3%
Fairmount Minerals, Ltd.
Term Loan B1, 3.875%, 03/15/17	391,524	356,287
Term Loan B2, 4.500%, 09/05/19	1,984,500	1,604,964
Headwaters, Inc.
Term Loan B, 4.500%, 03/24/22	199,500	200,498

		2,161,749

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp.
Term Loan, 4.000%, 10/08/19	1,157,799	1,158,667

Distribution/Wholesale—0.2%
ABC Supply Co., Inc.
Term Loan, 3.500%, 04/16/20	1,718,703	1,711,362

Distributors—0.0%
PFS Holding Corp.
1st Lien Term Loan, 4.500%, 01/31/21	246,250	230,244

Diversified Consumer Services—0.2%
Knowledge Universe Education LLC
1st Lien Term Loan, 6.000%, 07/28/22	1,125,000	1,108,125
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 4.250%, 05/14/22	299,250	296,258

		1,404,383

Diversified Financial Services—3.2%
AlixPartners LLP
Term Loan B, 4.500%, 07/28/22	600,000	600,094
Altisource Solutions S.a.r.l.
Term Loan B, 4.500%, 12/09/20	1,784,864	1,588,529
Astro AB Borrower, Inc.
1st Lien Term Loan, 5.500%, 04/30/22	324,188	325,808
Citco Funding LLC
Term Loan, 4.250%, 06/29/18	2,402,500	2,406,505
Clipper Acquisitions Corp.
Term Loan B, 3.000%, 02/06/20	1,485,767	1,475,070
Delos Finance S.a.r.l.
Term Loan B, 3.500%, 03/06/21	2,675,000	2,675,278
Grosvenor Capital Management Holdings LLP
Term Loan B, 3.750%, 01/04/21	4,091,814	4,076,470
Hamilton Lane Advisors LLC
Term Loan B, 4.250%, 07/09/22	525,000	526,149
Harbourvest Partners LLC
Term Loan, 3.250%, 02/04/21	776,804	774,862
La Frontera Generation LLC
Term Loan, 4.500%, 09/30/20	2,734,631	2,420,149
LPL Holdings, Inc.
Term Loan B, 3.250%, 03/29/19	3,385,687	3,376,800
MIP Delaware LLC
Term Loan B1, 4.000%, 03/09/20	391,785	391,541
Nord Anglia Education Finance LLC
Term Loan, 5.000%, 03/31/21	2,182,705	2,152,693
Ocwen Financial Corp.
Term Loan, 5.000%, 02/15/18	1,201,518	1,201,894
PGX Holdings, Inc.
1st Lien Term Loan, 5.750%, 09/29/20	550,357	552,306
Walker & Dunlop, Inc.
Term Loan B, 5.250%, 12/11/20	674,827	676,514
Walter Investment Management Corp.
Term Loan, 4.750%, 12/19/20	2,148,888	2,000,256

		27,220,918

Electric—2.4%
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	1,001,938	978,559
Term Loan B2, 3.250%, 01/31/22	1,005,060	981,818
Calpine Corp.
Delayed Draw Term Loan, 4.000%, 10/30/20	368,438	368,240
Term Loan B3, 4.000%, 10/09/19	776,000	775,731
Term Loan B5, 3.500%, 05/27/22	3,216,938	3,174,715
Dynegy Holdings, Inc.
Term Loan B2, 4.000%, 04/23/20	3,982,541	3,982,186
EFS Cogen Holdings I LLC
Term Loan B, 3.750%, 12/17/20	481,685	482,588
Energy Future Intermediate Holding Co. LLC
Term Loan, 4.250%, 06/19/16	1,725,000	1,722,124
Granite Acquisition, Inc.
Term Loan B, 5.000%, 12/19/21	2,471,743	2,426,429
Term Loan C, 5.000%, 12/19/21	109,579	107,570
Longview Power LLC
Term Loan B, 7.000%, 04/13/21	1,271,813	1,265,454

MIST-194

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
NRG Energy, Inc.
Term Loan B, 2.750%, 07/02/18	3,975,441	$3,905,318

		20,170,732

Electrical Components & Equipment—1.5%
Carros Finance Luxembourg S.a.r.l.
1st Lien Term Loan, 4.500%, 09/30/21	2,182,590	2,180,545
Dell International LLC
Term Loan B2, 4.000%, 04/29/20	6,009,938	6,000,159
Electrical Components International, Inc.
Term Loan B, 5.750%, 05/28/21	841,863	844,494
Orbotech, Inc.
Term Loan B, 5.000%, 08/06/20	405,476	404,706
Pelican Products, Inc.
Term Loan, 5.250%, 04/10/20	1,597,303	1,599,299
Zebra Technologies Corp.
Term Loan B, 4.750%, 10/27/21	1,999,432	2,015,040

		13,044,243

Electronics—1.6%
CDW LLC
Term Loan, 3.250%, 04/29/20	3,242,631	3,223,931
CompuCom Systems, Inc.
Term Loan B, 4.250%, 05/11/20	2,136,502	1,755,493
EIG Investors Corp. Term Loan, 5.000%, 11/09/19	4,860,800	4,870,925
Excelitas Technologies Corp. 1st Lien Term Loan, 6.000%, 10/31/20	1,818,011	1,765,744
Fender Musical Instruments Corp. Term Loan B, 5.750%, 04/03/19	286,188	286,273
Sensus USA, Inc. 1st Lien Term Loan, 4.500%, 05/09/17	2,044,908	2,039,796

		13,942,162

Energy Equipment & Services—0.5%
EnergySolutions LLC Term Loan, 6.750%, 05/29/20	797,179	790,203
Floatel International, Ltd. Term Loan B, 6.000%, 06/27/20	1,034,250	708,461
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	3,858,406	2,369,061
Seventy Seven Operating LLC Term Loan B, 3.750%, 06/25/21	493,750	420,099

		4,287,824

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan B, 6.000%, 03/16/17	788,444	767,090

Entertainment—1.9%
Affinity Gaming LLC Term Loan B, 5.250%, 11/09/17	388,333	390,469
Amaya Holdings B.V. 1st Lien Term Loan, 5.000%, 08/01/21	4,017,487	3,983,274

Entertainment—(Continued)
Aufinco Pty, Ltd. 1st Lien Term Loan, 4.000%, 05/29/20	439,875	438,775
CDS U.S. Intermediate Holdings, Inc. 1st Lien Term Loan, 5.000%, 07/08/22	425,000	426,556
National CineMedia LLC Term Loan, 2.950%, 11/26/19	500,000	497,500
Pinnacle Entertainment, Inc. Term Loan B2, 3.750%, 08/13/20	319,977	320,234
Scientific Games International, Inc. Term Loan B1, 6.000%, 10/18/20	3,487,875	3,452,124
Term Loan B2, 6.000%, 10/01/21	868,438	859,428
SeaWorld Parks & Entertainment, Inc. Term Loan B2, 3.000%, 05/14/20	2,914,906	2,791,023
Seminole Hard Rock Entertainment, Inc. Term Loan B, 3.500%, 05/14/20	268,813	264,108
WMG Acquisition Corp. Term Loan, 3.750%, 07/01/20	2,356,426	2,313,127

		15,736,618

Environmental Control—0.2%
Darling International, Inc. Term Loan B, 3.250%, 01/06/21	738,750	739,212
Tervita Corp. Term Loan, 6.250%, 05/15/18	1,541,295	1,205,100

		1,944,312

Food—5.2%
AdvancePierre Foods, Inc. Term Loan, 5.750%, 07/10/17	3,207,096	3,213,590
Albertson’s LLC Term Loan B2, 5.375%, 03/21/19	2,174,974	2,178,187
Term Loan B3, 5.000%, 08/25/19	3,144,375	3,148,897
Term Loan B4, 5.500%, 08/25/21	1,092,442	1,094,801
Aramark Services, Inc. Extended Synthetic LOC 2, 3.701%, 07/26/16	67,801	67,333
Extended Synthetic LOC 3, 3.701%, 07/26/16	70,358	69,873
Blue Buffalo Co., Ltd. Term Loan B3, 3.750%, 08/08/19	1,212,773	1,213,910
Centerplate, Inc. Term Loan A, 4.753%, 11/26/19	464,181	462,731
Charger OpCo B.V. Term Loan B1, 4.250%, 07/23/21	2,175,000	2,179,759
Clearwater Seafoods L.P. Term Loan B, 4.753%, 06/26/19	428,973	429,866
Del Monte Foods, Inc. 1st Lien Term Loan, 4.258%, 02/18/21	1,505,837	1,430,545
Diamond Foods, Inc. Term Loan, 4.250%, 08/20/18	1,206,625	1,204,112
Dole Food Co., Inc. Term Loan B, 4.501%, 11/01/18	2,664,191	2,660,860
High Liner Foods, Inc. Term Loan B, 4.250%, 04/24/21	861,875	860,977

MIST-195

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	1,568,000	$1,566,775
Term Loan, 3.750%, 05/25/18	4,960,810	4,952,253
Term Loan B, 1.500%, 08/06/22	675,000	675,416
NPC International, Inc. Term Loan B, 4.000%, 12/28/18	2,083,761	2,069,002
Pinnacle Foods Finance LLC Incremental Term Loan H, 3.000%, 04/29/20	686,000	685,411
Post Holdings, Inc. Incremental Term Loan, 3.750%, 06/02/21	259,944	260,309
Supervalu, Inc. Term Loan B, 4.500%, 03/21/19	8,563,488	8,594,625
U.S. Foods, Inc. Term Loan, 4.500%, 03/31/19	4,792,200	4,795,176

		43,814,408

Hand/Machine Tools—0.3%
Apex Tool Group LLC Term Loan B, 4.500%, 01/31/20	1,664,868	1,628,970
Milacron LLC Term Loan B, 4.500%, 09/28/20	1,155,479	1,164,145

		2,793,115

Healthcare-Products—2.7%
Alere, Inc. Term Loan B, 4.250%, 06/03/22	1,745,625	1,749,258
BSN Medical, Inc. Term Loan B1B, 4.000%, 08/28/19	544,144	544,144
CeramTec Acquisition Corp. Term Loan B2, 4.250%, 08/30/20	31,038	31,076
CHG Healthcare Services, Inc. Term Loan, 4.250%, 11/19/19	1,149,271	1,148,912
Convatec, Inc. Term Loan, 4.250%, 06/15/20	2,985,504	2,985,504
DJO Finance LLC Term Loan, 4.250%, 06/08/20	3,458,377	3,449,731
Faenza Acquisition GmbH Term Loan B1, 4.250%, 08/30/20	301,928	302,306
Term Loan B3, 4.250%, 08/30/20	91,382	91,496
Halyard Health, Inc. Term Loan B, 4.000%, 11/01/21	586,774	588,974
Hill-Rom Holdings, Inc. Term Loan B, 3.500%, 09/08/22	1,425,000	1,430,557
Kinetic Concepts, Inc. Term Loan E1, 4.500%, 05/04/18	4,776,480	4,777,975
Mallinckrodt International Finance S.A. Incremental Term Loan B1, 3.500%, 03/19/21	1,113,750	1,100,524
Term Loan B, 3.250%, 03/19/21	1,649,875	1,624,784
Physio-Control International, Inc. 1st Lien Term Loan, 5.500%, 05/05/22	450,000	447,750
Sage Products Holdings III LLC Term Loan B, 4.250%, 12/13/19	1,042,441	1,042,767
Sterigenics-Nordion Holdings LLC Term Loan B, 4.250%, 05/15/22	725,000	724,094

Healthcare-Products—(Continued)
Tecomet, Inc. 1st Lien Term Loan, 5.750%, 12/05/21	1,091,750	1,037,163

		23,077,015

Healthcare-Services—6.7%
Acadia Healthcare Co., Inc. Term Loan B, 4.250%, 02/11/22	248,125	249,735
ADMI Corp. Term Loan B, 5.500%, 04/30/22	324,188	326,484
Alliance Healthcare Services, Inc. Term Loan B, 4.250%, 06/03/19	1,159,805	1,156,181
Ardent Legacy Acquisitions, Inc. Term Loan B, 6.500%, 07/21/21	500,000	501,250
ATI Holdings, Inc. Term Loan, 5.250%, 12/20/19	413,673	416,000
CareCore National LLC Term Loan B, 5.500%, 03/05/21	445,477	429,886
Community Health Systems, Inc. Term Loan F, 3.575%, 12/31/18	2,002,941	2,004,014
Term Loan G, 3.750%, 12/31/19	2,798,876	2,800,625
Term Loan H, 4.000%, 01/27/21	5,149,856	5,160,584
Concentra, Inc. 1st Lien Term Loan, 4.001%, 04/22/22	299,250	299,061
CPI Buyer LLC 1st Lien Term Loan, 5.500%, 08/18/21	1,014,752	1,004,605
DaVita HealthCare Partners, Inc. Term Loan B, 3.500%, 06/24/21	3,160,000	3,164,503
Emdeon Business Services LLC Term Loan B2, 3.750%, 11/02/18	2,378,033	2,374,069
Envision Healthcare Corp. Term Loan, 4.000%, 05/25/18	6,773,592	6,782,763
Iasis Healthcare LLC Term Loan B2, 4.500%, 05/03/18	1,502,476	1,505,920
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	3,149,618	3,139,435
Kindred Healthcare, Inc. Term Loan, 4.250%, 04/09/21	1,604,688	1,603,323
LHP Hospital Group, Inc. Term Loan, 9.000%, 07/03/18	841,826	824,989
Millennium Health LLC Term Loan B, 5.250%, 04/16/21	3,160,000	1,003,300
MMM Holdings, Inc. Term Loan, 9.750%, 12/12/17	1,215,798	911,848
MSO of Puerto Rico, Inc. Term Loan, 9.750%, 12/12/17	883,879	662,909
National Mentor Holdings, Inc. Term Loan B, 4.250%, 01/31/21	1,062,597	1,060,937
Onex Carestream Finance L.P. 1st Lien Term Loan, 5.000%, 06/07/19	4,356,128	4,196,040
Opal Acquisition, Inc. 1st Lien Term Loan, 5.000%, 11/27/20	3,240,438	3,184,541
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	3,011,875	2,977,365
Radnet Management, Inc. Term Loan B, 4.250%, 10/10/18	1,914,320	1,908,338

MIST-196

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
RCHP, Inc. 1st Lien Term Loan, 5.250%, 04/23/19	2,079,451	$2,067,754
Select Medical Corp. Term Loan B, 3.751%, 06/01/18	1,593,142	1,591,482
Steward Health Care System LLC Term Loan B, 6.750%, 04/12/20	1,319,625	1,318,388
U.S. Renal Care, Inc. Term Loan, 4.250%, 07/03/19	2,087,185	2,085,881

		56,712,210

Holding Companies-Diversified—0.0%
ARG IH Corp. Term Loan B, 4.764%, 11/15/20	265,740	266,650

Home Furnishings—0.1%
Tempur-Pedic International, Inc. Term Loan B, 3.500%, 03/18/20	461,773	462,639

Hotels, Restaurants & Leisure—0.6%
1011778 B.C. Unlimited Liability Co. Term Loan B2, 3.750%, 12/10/21	4,717,644	4,715,521
CEC Entertainment, Inc. Term Loan, 4.000%, 02/14/21	788,000	767,644

		5,483,165

Household Products/Wares—1.2%
KIK Custom Products, Inc. Term Loan B, 6.000%, 08/14/22	1,550,000	1,520,291
Libbey Glass, Inc. Term Loan B, 3.750%, 04/09/21	444,375	442,709
Prestige Brands, Inc. Term Loan B3, 3.500%, 09/03/21	711,062	711,877
Spectrum Brands, Inc. Term Loan, 3.814%, 06/19/22	1,882,695	1,891,668
Spin Holdco, Inc. Term Loan B, 4.250%, 11/14/19	3,113,412	3,072,159
Sun Products Corp. (The) Term Loan, 5.500%, 03/23/20	2,586,927	2,444,645
Zep, Inc. Term Loan, 5.750%, 06/16/22	349,125	348,689

		10,432,038

Industrial Conglomerates—0.2%
IG Investment Holdings LLC Term Loan B, 6.000%, 10/29/21	1,862,696	1,860,368

Insurance—2.6%
Alliant Holdings I, Inc. Term Loan B, 4.500%, 08/12/22	1,895,250	1,890,512
AmWINS Group LLC Term Loan, 5.250%, 09/06/19	1,046,756	1,051,577
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	1,575,000	1,430,494
Term Loan B1, 5.000%, 05/24/19	4,259,766	4,069,409
Term Loan B2, 4.250%, 07/08/20	928,625	876,158
Term Loan B4, 5.000%, 08/04/22	5,286,750	5,024,067

Insurance—(Continued)
CGSC of Delaware Holding Corp. 1st Lien Term Loan, 5.000%, 04/16/20	464,313	421,944
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan, 5.000%, 12/10/19	1,330,834	1,097,938
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	2,817,716	2,760,186
USI, Inc. Term Loan B, 4.250%, 12/27/19	3,582,504	3,557,129

		22,179,414

Internet—2.2%
Ancestry.com, Inc. Term Loan B, 5.000%, 08/17/22	1,525,000	1,519,281
Ascend Learning LLC Term Loan B, 5.500%, 07/31/19	1,871,712	1,877,172
Getty Images, Inc. Term Loan B, 4.750%, 10/18/19	6,549,886	4,292,907
Go Daddy Operating Co. LLC Term Loan B, 4.250%, 05/13/21	5,674,221	5,681,314
RP Crown Parent LLC Term Loan, 6.000%, 12/21/18	3,611,351	3,275,044
Sabre, Inc. Term Loan B, 4.000%, 02/19/19	1,142,688	1,142,925
SurveyMonkey, Inc. Term Loan B, 6.250%, 02/05/19	525,984	519,409

		18,308,052

Internet Software & Services—0.5%
Answers Corp. 1st Lien Term Loan, 6.250%, 10/03/21	1,116,563	815,091
Dealertrack Technologies, Inc. Term Loan B, 5.000%, 02/28/21	524,712	523,728
Extreme Reach, Inc. 1st Lien Term Loan, 6.750%, 02/07/20	721,049	718,787
Sutherland Global Services, Inc. Term Loan B, 6.000%, 04/23/21	863,295	864,913
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 5.750%, 09/02/21	1,191,000	1,189,415

		4,111,934

Leisure Products—0.1%
Steinway Musical Instruments, Inc. 1st Lien Term Loan, 4.750%, 09/19/19	977,581	979,720

Leisure Time—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 3.750%, 01/30/19	3,149,143	3,156,021
LTF Merger Sub, Inc. Term Loan B, 4.250%, 06/10/22	1,371,563	1,369,848
SRAM LLC Term Loan B, 4.017%, 04/10/20	1,679,613	1,635,523
Town Sports International, Inc. Term Loan B, 4.500%, 11/15/20	1,223,794	764,871

		6,926,263

MIST-197

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Lodging—1.4%
Boyd Gaming Corp. Term Loan B, 4.000%, 08/14/20	411,007	$411,492
Caesars Entertainment Operating Co. Extended Term Loan B6, 0.000%, 03/01/17 (c)	1,358,460	1,272,586
CityCenter Holdings LLC Term Loan B, 4.250%, 10/16/20	818,338	818,482
Four Seasons Holdings, Inc. 1st Lien Term Loan, 3.500%, 06/27/20	684,603	681,180
Golden Nugget, Inc. Delayed Draw Term Loan, 5.500%, 11/21/19	142,875	143,786
Term Loan B, 5.500%, 11/21/19	333,375	335,500
Hilton Worldwide Finance LLC Term Loan B2, 3.500%, 10/26/20	4,566,859	4,568,763
MGM Resorts International Term Loan B, 3.500%, 12/20/19	2,431,250	2,415,675
Playa Resorts Holding B.V. Term Loan B, 4.000%, 08/09/19	465,500	464,336
Sonifi Solutions, Inc. Term Loan C, 1.000%, 03/28/18 (b)	845,210	147,912
Tropicana Entertainment, Inc. Term Loan, 4.000%, 11/27/20	392,000	392,000

		11,651,712

Machinery—1.2%
Allison Transmission, Inc. Term Loan B3, 3.500%, 08/23/19	1,816,472	1,819,878
CPM Holdings, Inc. Term Loan B, 6.000%, 04/11/22	274,313	275,341
Delachaux S.A. Term Loan B2, 4.500%, 10/28/21	438,993	438,993
Doosan Infracore International, Inc. Term Loan B, 4.500%, 05/28/21	1,001,635	1,004,973
Dynacast International LLC Term Loan B, 4.500%, 01/28/22	621,875	620,693
Gates Global, Inc. Term Loan B, 4.250%, 07/05/21	4,474,937	4,258,185
NN, Inc. Term Loan B, 7.250%, 08/27/21	1,261,847	1,265,002
Paladin Brands Holding, Inc. Term Loan B, 7.253%, 08/16/19	649,973	636,974

		10,320,039

Machinery-Diversified—0.9%
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	3,109,781	2,952,134
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	2,662,361	2,666,640
WTG Holdings III Corp. 1st Lien Term Loan, 4.750%, 01/15/21	1,637,619	1,629,431

		7,248,205

Marine—0.3%
Drillships Ocean Ventures, Inc. Term Loan B, 5.500%, 07/25/21	1,039,500	693,216
Stena International S.a.r.l. Term Loan B, 4.000%, 03/03/21	1,674,500	1,454,722

		2,147,938

Media—5.1%
ALM Media Holdings, Inc. 1st Lien Term Loan, 5.500%, 07/31/20 (b)	414,375	390,880
AMC Entertainment, Inc. Term Loan, 3.500%, 04/30/20	2,315,625	2,315,625
AP NMT Acquisition B.V. 1st Lien Term Loan, 6.750%, 08/13/21	1,166,857	1,138,415
Atlantic Broadband Finance LLC Term Loan B, 3.250%, 11/30/19	725,539	723,634
Block Communications, Inc. Term Loan B, 4.000%, 11/07/21	222,750	223,864
Cequel Communications LLC Term Loan B, 3.500%, 02/14/19	1,870,469	1,858,771
Charter Communications Operating LLC Term Loan E, 3.000%, 07/01/20	1,295,188	1,281,932
Term Loan I, 3.500%, 01/24/23	2,075,000	2,065,436
Crossmark Holdings, Inc. 1st Lien Term Loan, 4.500%, 12/20/19	1,436,759	1,266,743
CSC Holdings, Inc. Term Loan B, 2.694%, 04/17/20	1,619,387	1,612,736
Cumulus Media Holdings, Inc. Term Loan, 4.250%, 12/23/20	4,395,366	3,834,957
Entercom Radio LLC Term Loan B, 4.021%, 11/23/18	363,367	363,423
Entravision Communications Corp. Term Loan, 3.500%, 05/31/20	1,980,000	1,958,551
Gray Television, Inc. Term Loan B, 3.750%, 06/10/21	244,833	244,552
Hubbard Radio LLC Term Loan B, 4.250%, 05/15/20	714,931	712,250
iHeartCommunications, Inc.
Extended Term Loan E, 7.694%, 07/30/19	425,533	356,915
Term Loan D, 6.944%, 01/30/19	1,323,104	1,101,484
Information Resources, Inc. Term Loan B, 4.750%, 09/30/20	1,225,000	1,228,951
Kasima LLC Term Loan B, 3.250%, 05/17/21	712,500	711,758
Media General, Inc. Term Loan B, 4.000%, 07/31/20	1,311,502	1,303,921
Mediacom Illinois LLC Term Loan E, 3.160%, 10/23/17	474,937	474,878
Term Loan G, 3.500%, 06/30/21	470,250	469,780
MH Sub I LLC 1st Lien Term Loan, 4.750%, 07/08/21	792,979	788,354
Mission Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	792,028	787,737
Nexstar Broadcasting, Inc. Term Loan B2, 3.750%, 10/01/20	898,172	893,306
Numericable Group S.A. Term Loan B5, 4.000%, 07/31/22	375,000	370,446

MIST-198

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Numericable U.S. LLC Term Loan B1, 4.500%, 05/21/20	1,223,905	$1,217,595
Term Loan B2, 4.500%, 05/21/20	1,058,845	1,053,385
Penton Media, Inc. Term Loan, 5.000%, 10/03/19	607,756	605,476
ProQuest LLC Term Loan B, 5.250%, 10/24/21	669,929	673,000
Raycom TV Broadcasting LLC Term Loan B, 3.750%, 08/04/21	792,247	788,286
Sinclair Television Group, Inc. Term Loan B, 3.000%, 04/09/20	463,143	459,019
Springer Science+Business Media Deutschland GmbH Term Loan B9, 4.750%, 08/14/20	3,379,144	3,391,815
TWCC Holding Corp. 2nd Lien Term Loan, 7.000%, 06/26/20	700,000	658,875
Univision Communications, Inc. Term Loan C4, 4.000%, 03/01/20	4,710,868	4,676,192
Zuffa LLC Term Loan B, 3.750%, 02/25/20	984,820	973,494

		42,976,436

Metal Fabricate/Hardware—1.4%
Ameriforge Group, Inc. 1st Lien Term Loan, 5.000%, 12/19/19	2,941,796	2,044,548
JMC Steel Group, Inc. Term Loan, 4.750%, 04/01/17	4,859,119	4,786,232
Rexnord LLC 1st Lien Term Loan B, 4.000%, 08/21/20	4,483,500	4,454,675
WireCo WorldGroup, Inc. Term Loan, 6.000%, 02/15/17	573,220	574,295

		11,859,750

Mining—1.5%
FMG Resources (August 2006) Pty, Ltd. Term Loan B, 3.750%, 06/30/19	9,003,301	7,405,215
Neenah Foundry Co. Term Loan, 6.750%, 04/26/17	1,639,881	1,627,582
Noranda Aluminum Acquisition Corp. Term Loan B, 5.750%, 02/28/19	965,000	663,438
Novelis, Inc. Term Loan B, 4.000%, 06/02/22	2,668,313	2,638,571

		12,334,806

Miscellaneous Manufacturing—0.6%
Filtration Group Corp. 1st Lien Term Loan, 4.250%, 11/21/20	290,300	290,844
Husky Injection Molding Systems, Ltd. 1st Lien Term Loan, 4.250%, 06/30/21	2,754,061	2,727,986
RGIS Services LLC Term Loan C, 5.500%, 10/18/17	2,724,847	2,275,247

		5,294,077

Multi-Utilities—0.1%
Lonestar Generation LLC Term Loan B, 5.250%, 02/20/21	544,479	451,918

Oil & Gas—2.8%
Bronco Midstream Funding LLC Term Loan B, 5.000%, 08/15/20	2,420,058	2,286,955
CITGO Holding, Inc. Term Loan B, 9.500%, 05/12/18	1,406,978	1,388,219
Citgo Petroleum Corp. Term Loan B, 4.500%, 07/29/21	2,453,972	2,438,634
Crestwood Holdings LLC Term Loan B1, 7.000%, 06/19/19	1,735,559	1,567,788
Emerald Expositions Holding, Inc. Term Loan B, 4.750%, 06/17/20	941,475	939,122
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 09/28/18	1,054,125	905,229
2nd Lien Term Loan, 8.375%, 09/30/20	675,000	195,188
MEG Energy Corp. Term Loan, 3.750%, 03/31/20	7,827,387	7,326,771
Obsidian Natural Gas Trust Term Loan, 7.000%, 11/02/15	133,714	133,546
Oxbow Carbon LLC Term Loan B, 4.250%, 07/19/19	2,355,857	2,303,833
Paragon Offshore Finance Co. Term Loan B, 3.750%, 07/18/21	841,500	329,588
Samson Investment Co. 2nd Lien Term Loan, 0.000%, 09/25/18 (c)	825,000	121,687
Sheridan Production Partners I LLC Term Loan B2, 4.250%, 10/01/19	1,893,796	1,472,427
Term Loan B2 I-A, 4.250%, 10/01/19	250,944	195,109
Term Loan B2 I-M, 4.250%, 10/01/19	153,278	119,173
Southcross Energy Partners L.P. 1st Lien Term Loan, 5.250%, 08/04/21	493,750	453,016
Southcross Holdings Borrower L.P. Term Loan B, 6.000%, 08/04/21	395,000	302,175
Targa Resources Corp. Term Loan B, 5.750%, 02/25/22	260,465	260,791
TPF II Power LLC Term Loan B, 5.500%, 10/02/21	1,331,282	1,332,808

		24,072,059

Packaging & Containers—2.2%
Berry Plastics Holding Corp. Term Loan E, 3.750%, 01/06/21	4,123,000	4,103,531
Term Loan F, 0.000%, 09/10/22 (e)	1,100,000	1,099,705
Hilex Poly Co. LLC Term Loan B, 6.000%, 12/05/21	2,636,750	2,641,694
Multi Packaging Solutions, Inc. Term Loan B, 4.250%, 09/30/20	344,750	341,733
Onex Wizard U.S. Acquisition, Inc. Term Loan, 4.250%, 03/13/22	2,715,116	2,717,945
Owens-Illinois, Inc. Term Loan B, 3.500%, 08/06/22	1,246,875	1,252,455
Reynolds Group Holdings, Inc. Term Loan, 4.500%, 12/01/18	5,206,251	5,216,013

MIST-199

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Signode Industrial Group U.S., Inc. Term Loan B, 3.750%, 05/01/21	1,149,167	$1,137,854
TricorBraun, Inc. Term Loan B, 4.000%, 05/03/18	573,945	571,554

		19,082,484

Pharmaceuticals—2.7%
Akorn, Inc. Term Loan B, 5.500%, 04/16/21	1,113,750	1,111,893
Alkermes, Inc. Term Loan, 3.500%, 09/18/19	364,662	364,814
Amneal Pharmaceuticals LLC Term Loan, 4.500%, 11/01/19	2,688,219	2,696,620
Auris Luxembourg III S.a.r.l. Term Loan B4, 4.250%, 01/15/22	746,255	748,120
Concordia Healthcare Corp. Term Loan B, 4.750%, 04/21/22	249,375	249,687
DPx Holdings B.V. Incremental Term Loan, 4.250%, 03/11/21	2,913,125	2,875,983
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	2,650,000	2,646,481
Horizon Pharma, Inc. Term Loan B, 4.500%, 04/22/21	224,438	223,689
Indivior Finance S.a.r.l. Term Loan B, 7.000%, 12/19/19	986,563	948,333
Valeant Pharmaceuticals International, Inc. Term Loan B, 3.750%, 12/11/19	3,965,490	3,911,955
Term Loan B, 3.750%, 08/05/20	3,801,839	3,751,940
Term Loan B F1, 4.000%, 04/01/22	3,631,750	3,599,028

		23,128,543

Pipelines—0.3%
Energy Transfer Equity L.P. Term Loan, 3.250%, 12/02/19	1,825,000	1,767,969
Term Loan, 4.000%, 12/02/19	395,000	389,651

		2,157,620

Real Estate—1.4%
Auction.com LLC Term Loan B, 6.000%, 05/08/22	1,044,750	1,044,097
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	2,593,500	2,572,023
MCS AMS Sub-Holdings LLC Term Loan B, 7.500%, 10/15/19 (b)	532,500	368,117
RE/MAX International, Inc. Term Loan B, 4.250%, 07/31/20	1,589,907	1,595,373
Realogy Corp. Term Loan B, 3.750%, 03/05/20	4,425,047	4,425,025
RHP Hotel Properties L.P. Term Loan B, 3.500%, 01/15/21	666,563	667,893
Starwood Property Trust, Inc. Term Loan B, 3.500%, 04/17/20	1,052,045	1,045,908

		11,718,436

Retail—7.3%
99 Cents Only Stores Term Loan, 4.500%, 01/11/19	2,386,655	1,928,417
Ascena Retail Group, Inc. Term Loan B, 5.250%, 08/21/22	1,625,000	1,569,479
Bass Pro Group LLC Term Loan, 4.000%, 06/05/20	1,149,405	1,146,052
Burlington Coat Factory Warehouse Corp. Term Loan B3, 4.250%, 08/13/21	465,417	466,577
David’s Bridal, Inc. Term Loan B, 5.250%, 10/11/19	621,040	550,397
Dollar Tree, Inc. Term Loan B1, 3.500%, 03/09/22	2,926,899	2,933,288
Evergreen Acqco 1 L.P. Term Loan, 5.000%, 07/09/19	630,545	545,421
General Nutrition Centers, Inc. Term Loan, 3.250%, 03/04/19	2,930,850	2,907,037
Harbor Freight Tools USA, Inc. 1st Lien Term Loan, 4.750%, 07/26/19	1,028,500	1,033,856
J Crew Group, Inc.
Term Loan B, 4.000%, 03/05/21	3,110,625	2,413,976
Jo-Ann Stores, Inc.
Term Loan, 4.000%, 03/16/18	2,606,496	2,575,523
Landry’s, Inc.
Term Loan B, 4.000%, 04/24/18	2,078,322	2,081,571
Men’s Wearhouse, Inc. (The)
Term Loan B, 4.500%, 06/18/21	942,273	944,034
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	990,000	991,336
Term Loan B, 3.750%, 01/28/20	2,443,750	2,441,968
NBTY, Inc.
Term Loan B2, 3.500%, 10/01/17	8,115,571	8,081,080
Neiman Marcus Group, Inc. (The)
Term Loan, 4.250%, 10/25/20	2,888,931	2,833,943
New Albertson’s, Inc.
Term Loan, 4.750%, 06/27/21	4,415,450	4,414,898
P.F. Chang’s China Bistro, Inc.
Term Loan B, 4.250%, 07/02/19	379,246	372,609
Party City Holdings, Inc.
Term Loan B, 4.250%, 08/19/22	2,700,000	2,701,126
Pep Boys-Manny, Moe & Jack (The)
Term Loan B, 4.250%, 10/11/18	437,625	438,583
Petco Animal Supplies, Inc.
Term Loan, 4.000%, 11/24/17	3,633,932	3,638,213
PetSmart, Inc.
Term Loan B, 4.250%, 03/11/22	4,812,938	4,812,437
Pier 1 Imports (U.S.), Inc.
Term Loan B, 4.500%, 04/30/21	1,515,912	1,489,384
Pilot Travel Centers LLC
Term Loan B, 4.250%, 10/01/21	2,004,750	2,016,508
Rite Aid Corp.
2nd Lien Term Loan, 5.750%, 08/21/20	450,000	455,625
Serta Simmons Holdings LLC
Term Loan, 4.250%, 10/01/19	4,681,550	4,690,609
Toys “R” Us Property Co. I LLC
Term Loan B, 6.000%, 08/21/19	1,509,232	1,409,874

		61,883,821

MIST-200

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—1.8%
Avago Technologies Cayman, Ltd.
Term Loan B, 3.750%, 05/06/21	7,071,674	$7,075,436
Entegris, Inc.
Term Loan B, 3.500%, 04/30/21	352,492	351,501
Freescale Semiconductor, Inc.
Term Loan B4, 4.250%, 02/28/20	2,361,746	2,361,554
Lattice Semiconductor Corp.
Term Loan, 5.250%, 03/10/21	2,064,625	1,961,394
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.500%, 05/07/21	493,750	496,540
Microsemi Corp.
Term Loan B1, 3.250%, 02/19/20	1,076,148	1,073,189
NXP B.V.
Term Loan D, 3.250%, 01/11/20	2,082,500	2,081,198

		15,400,812

Software—5.5%
Activision Blizzard, Inc.
Term Loan B, 3.250%, 10/12/20	2,616,250	2,619,701
Campaign Monitor Finance Pty, Ltd.
1st Lien Term Loan, 6.250%, 03/18/21	733,650	730,899
CCC Information Services, Inc.
Term Loan, 4.000%, 12/20/19	830,403	828,576
First Data Corp.
Extended Term Loan, 3.696%, 03/24/18	4,848,844	4,814,374
Term Loan, 3.696%, 09/24/18	1,850,000	1,837,474
Term Loan, 3.946%, 06/23/22	775,000	771,416
Term Loan B, 3.696%, 03/24/17	500,000	498,437
Global Healthcare Exchange LLC
Term Loan B, 5.500%, 08/15/22	1,075,000	1,076,344
GXS Group, Inc.
Term Loan B, 3.250%, 01/16/21	1,007,063	1,009,160
Hyland Software, Inc.
Term Loan, 4.750%, 07/01/22	1,336,828	1,335,157
Infor (U.S.), Inc.
Term Loan B3, 3.750%, 06/03/20	429,707	416,951
Term Loan B5, 3.750%, 06/03/20	8,366,532	8,131,223
Informatica Corp.
Term Loan, 4.500%, 05/29/22	2,275,000	2,260,545
ION Trading Technologies S.a.r.l.
Term Loan B1, 4.250%, 06/10/21	1,688,235	1,675,574
Kronos, Inc.
Incremental Term Loan, 4.500%, 10/30/19	5,224,091	5,220,826
MA FinanceCo. LLC
Term Loan B, 5.250%, 11/19/21	989,835	991,175
Term Loan C, 4.500%, 11/20/19	1,096,875	1,096,875
Magic Newco LLC
1st Lien Term Loan, 5.000%, 12/12/18	2,191,127	2,195,577
MedAssets, Inc.
Term Loan B, 4.000%, 12/13/19	345,058	344,299
Mitel U.S. Holdings, Inc.
Term Loan, 5.500%, 03/31/22	748,125	745,086
Renaissance Learning, Inc.
1st Lien Term Loan, 4.500%, 04/09/21	1,758,325	1,711,435
Rocket Software, Inc.
Term Loan, 5.750%, 02/08/18	405,191	405,360

Software—(Continued)
SS&C Technologies, Inc.
Term Loan B1, 4.000%, 07/08/22	2,043,834	2,051,126
Term Loan B2, 4.000%, 07/08/22	323,318	324,472
Sybil Software LLC
Term Loan B, 4.250%, 03/20/20	1,105,882	1,106,344
Vertafore, Inc.
1st Lien Term Loan, 4.250%, 10/03/19	958,252	958,552
Wall Street Systems Delaware, Inc.
Term Loan B, 4.500%, 04/30/21	1,360,054	1,358,343

		46,515,301

Telecommunications—4.6%
CommScope, Inc.
Term Loan B4, 3.250%, 01/14/18	861,607	861,063
Term Loan B5, 3.750%, 12/29/22	950,000	949,852
Intelsat Jackson Holdings S.A.
Term Loan B2, 3.750%, 06/30/19	8,125,000	7,940,156
MCC Iowa LLC
Term Loan H, 3.250%, 01/29/21	928,625	918,754
Term Loan J, 3.750%, 06/30/21	839,375	837,797
Neptune Finco Corp.
Term Loan B, 0.000%, 09/21/22 (e)	3,750,000	3,729,375
Syniverse Holdings, Inc.
Term Loan, 4.000%, 04/23/19	1,751,683	1,611,548
Term Loan B, 4.000%, 04/23/19	1,892,898	1,741,466
Telesat Canada
Term Loan B2, 3.500%, 03/28/19	3,604,636	3,587,363
UPC Financing Partnership
Term Loan AH, 3.250%, 06/30/21	4,028,489	3,972,739
Virgin Media Investment Holdings, Ltd.
Term Loan F, 3.500%, 06/30/23	4,773,094	4,711,727
West Corp.
Term Loan B10, 3.250%, 06/30/18	4,540,400	4,496,771
Windstream Corp.
Term Loan B5, 3.500%, 08/08/19	873,197	836,086
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	961,447	947,426
Term Loan B2A, 3.500%, 01/15/22	619,574	610,539
Term Loan B3, 3.500%, 01/15/22	1,018,979	1,004,119

		38,756,781

Trading Companies & Distributors—0.1%
Solenis International L.P.
1st Lien Term Loan, 4.250%, 07/31/21	297,000	293,288
STS Operating, Inc.
Term Loan, 4.750%, 02/12/21	320,125	317,924

		611,212

Transportation—0.1%
Atlantic Aviation FBO, Inc.
Term Loan B, 3.250%, 06/01/20	636,558	632,845
Kenan Advantage Group, Inc.
Delayed Draw Term Loan, 0.500%, 01/23/17 (f)	47,872	47,832
Term Loan, 4.000%, 07/31/22	342,790	342,504

MIST-201

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans(a)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation—(Continued)
Kenan Advantage Group, Inc.
Term Loan B, 4.000%, 07/31/22	109,338	$109,247

		1,132,428

Wireless Telecommunication Services—0.2%
SBA Senior Finance II LLC
Term Loan B1, 3.250%, 03/24/21	1,950,313	1,932,639

Total Floating Rate Loans (Cost $865,553,605)		831,085,516

Preferred Stock—0.0%

Commercial Services—0.0%
Education Management Corp. (b) (d) (Cost $244,125)	3,459	46,558

Common Stocks—0.0%

Commercial Services—0.0%
Education Management Holding LLC (b) (d)	3,109,136	0
IAP Worldwide Services LLC (b) (d) (g) (h)	44	39,388

Total Common Stocks (Cost $185,001)		39,388

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc.
6.000%, 11/02/20 (b) (d) (Cost $52,399)	63,660	32,117

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $13,562,519 on 10/01/15, collateralized by $13,785,000 Federal National Mortgage Association at 1.670% due 02/10/20 with a value of $13,836,694	13,562,519	13,562,519

Total Short-Term Investments (Cost $13,562,519)		13,562,519

Total Investments—99.6% (Cost $879,597,649)		844,766,098
Unfunded Loan Commitments—(0.0)% (Cost $(47,872))		(47,872)
Net Investments—99.6% (Cost $879,549,777) (i)		844,718,226
Other assets and liabilities (net)—0.4%		3,469,933

Net Assets—100.0%		$848,188,159

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.2% of net assets.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Illiquid security. As of September 30, 2015, these securities represent 0.0% of net assets.
(e)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(h)	Non-income producing security.
(i)	As of September 30, 2015, the aggregate cost of investments was $879,549,777. The aggregate unrealized appreciation and depreciation of investments were $1,303,763 and $(36,135,314), respectively, resulting in net unrealized depreciation of $(34,831,551).
(LOC)—	Letter of Credit

MIST-202

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,224,109	$—	$3,224,109
Aerospace/Defense	—	18,091,242	—	18,091,242
Auto Components	—	9,015,124	—	9,015,124
Auto Manufacturers	—	8,903,872	—	8,903,872
Auto Parts & Equipment	—	11,027,976	—	11,027,976
Beverages	—	725,800	—	725,800
Biotechnology	—	1,068,281	—	1,068,281
Building Materials	—	2,897,950	—	2,897,950
Capital Markets	—	11,061,020	—	11,061,020
Chemicals	—	45,810,139	—	45,810,139
Coal	—	4,967,651	98,750	5,066,401
Commercial Services	—	48,373,215	744,539	49,117,754
Computers	—	13,211,536	—	13,211,536
Construction Materials	—	2,161,749	—	2,161,749
Cosmetics/Personal Care	—	1,158,667	—	1,158,667
Distribution/Wholesale	—	1,711,362	—	1,711,362
Distributors	—	230,244	—	230,244
Diversified Consumer Services	—	1,404,383	—	1,404,383
Diversified Financial Services	—	27,220,918	—	27,220,918
Electric	—	20,170,732	—	20,170,732
Electrical Components & Equipment	—	13,044,243	—	13,044,243
Electronics	—	13,942,162	—	13,942,162
Energy Equipment & Services	—	4,287,824	—	4,287,824
Engineering & Construction	—	767,090	—	767,090
Entertainment	—	15,736,618	—	15,736,618
Environmental Control	—	1,944,312	—	1,944,312
Food	—	43,814,408	—	43,814,408
Hand/Machine Tools	—	2,793,115	—	2,793,115
Healthcare-Products	—	23,077,015	—	23,077,015
Healthcare-Services	—	56,712,210	—	56,712,210
Holding Companies-Diversified	—	266,650	—	266,650
Home Furnishings	—	462,639	—	462,639
Hotels, Restaurants & Leisure	—	5,483,165	—	5,483,165
Household Products/Wares	—	10,432,038	—	10,432,038
Industrial Conglomerates	—	1,860,368	—	1,860,368
Insurance	—	22,179,414	—	22,179,414
Internet	—	18,308,052	—	18,308,052
Internet Software & Services	—	4,111,934	—	4,111,934

MIST-203

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$—	$979,720	$—	$979,720
Leisure Time	—	6,926,263	—	6,926,263
Lodging	—	11,503,800	147,912	11,651,712
Machinery	—	10,320,039	—	10,320,039
Machinery-Diversified	—	7,248,205	—	7,248,205
Marine	—	2,147,938	—	2,147,938
Media	—	42,585,556	390,880	42,976,436
Metal Fabricate/Hardware	—	11,859,750	—	11,859,750
Mining	—	12,334,806	—	12,334,806
Miscellaneous Manufacturing	—	5,294,077	—	5,294,077
Multi-Utilities	—	451,918	—	451,918
Oil & Gas	—	24,072,059	—	24,072,059
Packaging & Containers	—	19,082,484	—	19,082,484
Pharmaceuticals	—	23,128,543	—	23,128,543
Pipelines	—	2,157,620	—	2,157,620
Real Estate	—	11,350,319	368,117	11,718,436
Retail	—	61,883,821	—	61,883,821
Semiconductors	—	15,400,812	—	15,400,812
Software	—	46,515,301	—	46,515,301
Telecommunications	—	38,756,781	—	38,756,781
Trading Companies & Distributors	—	611,212	—	611,212
Transportation (Less Unfunded Loan Commitments of $47,872)	—	1,084,556	—	1,084,556
Wireless Telecommunication Services	—	1,932,639	—	1,932,639
Total Floating Rate Loans (Less Unfunded Loan Commitments)	—	829,287,446	1,750,198	831,037,644
Total Preferred Stock*	—	—	46,558	46,558
Total Common Stocks*	—	—	39,388	39,388
Total Corporate Bonds & Notes*	—	—	32,117	32,117
Total Short-Term Investment*	—	13,562,519	—	13,562,519
Total Net Investments	$—	$842,849,965	$1,868,261	$844,718,226

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts/ (Premiums)	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers into Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
Floating Rate Loans
Coal	$—	$828	$37	$(846,303)	$—	$(2,500	)(a)	$946,688	$98,750	$(846,303)
Commercial Services	273,178	16,245	417	(451,550)	660,799	(2,574	)(a)	248,024	744,539	(451,550)
Lodging	57,109	27,262	814	31,316	35,503	(4,092	)(a)	—	147,912	31,316
Media	688,968	1,787	8,246	(1,440)	—	(727,969	)(a)	421,288	390,880	(23,039)
Real Estate	—	2,038	768	(107,733)	—	(33,750	)(a)	506,794	368,117	(107,733)
Preferred Stocks
Commercial Services	—	—	—	(197,567)	244,125				46,558	(197,567)
Common Stocks
Commercial Services	41,963	—	—	(135,437)	132,862	—		—	39,388	(135,437)
Corporate Bonds & Notes
Aerospace/ Defense	46,941	1,287	1,532	(9,429)	—	(8,214	)(a)	—	32,117	(9,429)

	$1,108,159	$49,447	$11,814	$(1,718,143)	$1,073,289	$(779,099)		$2,122,794	$1,868,261	$(1,739,742)

(a)	Sales include principal reductions

Floating Rate Loans in the amount of $2,122,794 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-204

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—43.8% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.9%
Altria Group, Inc.
2.625%, 01/14/20	3,900,000	$3,941,457
Japan Tobacco, Inc.
2.100%, 07/23/18 (144A)	4,000,000	4,035,728
Reynolds American, Inc.
1.050%, 10/30/15	1,000,000	1,000,001
2.300%, 06/12/18	4,000,000	4,043,028

		13,020,214

Auto Manufacturers—1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19	3,000,000	2,969,253
3.157%, 08/04/20	5,000,000	4,994,270
General Motors Financial Co., Inc.
2.625%, 07/10/17	3,000,000	3,006,954
Hyundai Capital America
1.450%, 02/06/17 (144A)	3,300,000	3,298,185
Hyundai Capital Services, Inc.
2.625%, 09/29/20 (144A)	4,000,000	3,999,444

		18,268,106

Banks—13.8%
ANZ New Zealand International, Ltd.
2.850%, 08/06/20 (144A) (a)	4,600,000	4,700,965
Banca Monte dei Paschi di Siena S.p.A.
2.875%, 04/16/21 (EUR)	4,100,000	5,064,340
Banco Comercial Portugues S.A.
4.750%, 06/22/17 (EUR)	1,800,000	2,154,046
Bank of America Corp.
1.329%, 01/15/19 (b)	6,600,000	6,650,635
2.600%, 01/15/19	2,500,000	2,525,400
2.650%, 04/01/19	4,000,000	4,045,160
Bank of New York Mellon Corp. (The)
1.191%, 08/17/20 (b)	3,900,000	3,910,990
Bankinter S.A.
1.750%, 06/10/19 (EUR)	3,800,000	4,333,949
BB&T Corp.
0.960%, 02/01/19 (b)	8,000,000	7,968,176
2.050%, 06/19/18	1,000,000	1,010,056
BNP Paribas S.A.
2.375%, 05/21/20	1,500,000	1,504,903
2.700%, 08/20/18	2,700,000	2,761,930
CIT Group, Inc.
3.875%, 02/19/19	3,000,000	2,983,125
4.250%, 08/15/17	700,000	708,750
5.000%, 05/15/17	400,000	410,000
5.250%, 03/15/18	500,000	513,750
Citigroup, Inc.
0.603%, 06/09/16 (b)	6,400,000	6,368,026
1.054%, 04/08/19 (b)	1,600,000	1,587,392
2.400%, 02/18/20	4,600,000	4,577,690
Credit Suisse
0.822%, 05/26/17 (b)	3,900,000	3,886,771

Banks—(Continued)
Depfa ACS Bank
1.650%, 12/20/16 (JPY)	350,000,000	2,949,071
2.125%, 10/13/17 (CHF)	2,750,000	2,907,731
Deutsche Bank AG
1.643%, 08/20/20 (b)	4,600,000	4,623,750
Fifth Third Bank
0.835%, 11/18/16 (b)	7,300,000	7,293,007
Goldman Sachs Group, Inc. (The)
1.537%, 09/15/20 (b)	7,000,000	7,000,196
HSBC Bank Brasil S.A. - Banco Multiplo
4.000%, 05/11/16 (144A)	4,200,000	4,137,000
HSBC USA, Inc.
2.000%, 08/07/18	4,600,000	4,607,346
Industrial & Commercial Bank of China, Ltd.
3.231%, 11/13/19	4,000,000	4,075,552
ING Bank NV
1.016%, 10/01/19 (144A) (b)	6,300,000	6,248,573
Intesa Sanpaolo S.p.A.
0.125%, 05/18/17 (EUR) (b)	1,100,000	1,220,599
2.375%, 01/13/17 (a)	1,000,000	1,003,481
3.875%, 01/16/18	3,900,000	4,017,523
3.875%, 01/15/19	6,100,000	6,321,857
JPMorgan Chase & Co.
1.195%, 01/25/18 (b)	8,000,000	8,036,296
2.200%, 10/22/19	7,000,000	6,965,266
Morgan Stanley
1.435%, 01/27/20 (b)	7,900,000	7,959,171
MUFG Union Bank N.A.
1.076%, 09/26/16 (b)	2,000,000	2,002,572
National Australia Bank, Ltd.
1.875%, 07/23/18 (a)	4,700,000	4,719,843
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/19 (144A)	4,000,000	4,042,084
Nykredit Realkredit A/S
2.000%, 04/01/16 (DKK)	74,183,000	11,220,743
Regions Financial Corp.
2.000%, 05/15/18	3,200,000	3,197,466
Royal Bank of Scotland plc (The)
6.934%, 04/09/18 (EUR)	1,800,000	2,237,593
Svenska Handelsbanken AB
0.824%, 06/17/19 (b)	4,500,000	4,489,326
UniCredit S.p.A.
0.932%, 04/10/17 (EUR) (b)	2,300,000	2,580,577
Unione di Banche Italiane SCPA
2.875%, 02/18/19 (EUR)	3,600,000	4,184,393
Wachovia Corp.
0.659%, 10/15/16 (b)	8,500,000	8,484,309
Wells Fargo & Co.
1.175%, 07/22/20 (a) (b)	7,800,000	7,825,288
Woori Bank
4.750%, 04/30/24 (144A)	3,900,000	4,027,616

		206,044,283

MIST-205

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.7%
Coca-Cola Femsa S.A.B. de C.V.
2.375%, 11/26/18	4,000,000	$4,029,600
Constellation Brands, Inc.
3.875%, 11/15/19 (a)	1,700,000	1,734,000
7.250%, 09/01/16	2,000,000	2,080,000
7.250%, 05/15/17	2,000,000	2,145,000
Pernod Ricard S.A.
2.125%, 09/27/24 (EUR)	300,000	335,174

		10,323,774

Biotechnology—0.9%
Amgen, Inc.
0.929%, 05/22/19 (b)	6,200,000	6,152,985
Biogen, Inc.
2.900%, 09/15/20	4,500,000	4,545,540
Celgene Corp.
2.300%, 08/15/18	3,000,000	3,036,732

		13,735,257

Chemicals—0.1%
Arkema S.A.
1.500%, 01/20/25 (EUR)	1,300,000	1,381,557

Coal—0.1%
Peabody Energy Corp.
10.000%, 03/15/22 (144A) (a)	2,000,000	752,500

Computers—1.1%
Apple, Inc.
0.550%, 05/03/18 (b)	9,000,000	9,004,221
Dell, Inc.
3.100%, 04/01/16	1,500,000	1,500,000
5.875%, 06/15/19	1,000,000	1,035,500
Hewlett Packard Enterprise Co.
2.249%, 10/05/18 (b)	4,500,000	4,500,000

		16,039,721

Cosmetics/Personal Care—0.1%
Colgate-Palmolive Co.
0.900%, 05/01/18	2,000,000	1,986,206

Diversified Financial Services—1.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
4.250%, 07/01/20	1,000,000	998,750
Capital One Bank USA N.A.
2.300%, 06/05/19	5,900,000	5,853,360
Navient Corp.
5.500%, 01/15/19	3,000,000	2,788,125
8.450%, 06/15/18	500,000	514,060
Seven & Seven, Ltd.
1.539%, 09/11/19 (144A) (b)	1,280,000	1,278,281
Springleaf Finance Corp.
5.750%, 09/15/16	3,000,000	3,048,600

		14,481,176

Electric—1.3%
DPL, Inc.
6.500%, 10/15/16	1,131,000	1,136,655
Engie
1.625%, 10/10/17 (144A) (a)	1,000,000	1,003,487
Georgia Power Co.
0.625%, 11/15/15	1,000,000	999,944
Korea Western Power Co., Ltd.
3.125%, 05/10/17 (144A)	3,100,000	3,167,273
NRG Energy, Inc.
7.625%, 01/15/18	1,400,000	1,470,000
Southern Co. (The)
2.450%, 09/01/18	3,000,000	3,033,240
State Grid Overseas Investment, Ltd.
1.750%, 05/22/18 (144A)	2,000,000	1,989,030
2.750%, 05/07/19 (144A)	1,100,000	1,117,711
Talen Energy Supply LLC
6.200%, 05/15/16	6,000,000	6,045,000

		19,962,340

Food—0.9%
Casino Guichard Perrachon S.A.
3.311%, 01/25/23 (EUR)	800,000	904,794
Kraft Foods Group, Inc.
2.250%, 06/05/17	3,000,000	3,034,017
Kraft Heinz Foods Co.
2.000%, 07/02/18 (144A)	4,000,000	4,005,572
Mondelez International, Inc.
0.820%, 02/01/19 (b)	2,000,000	1,950,160
Tyson Foods, Inc.
2.650%, 08/15/19	3,400,000	3,425,629

		13,320,172

Forest Products & Paper—0.0%
Verso Paper Holdings LLC/Verso Paper, Inc.
11.750%, 01/15/19	108,000	19,980

Healthcare-Products — 0.5%
Becton Dickinson & Co.
2.675%, 12/15/19	4,000,000	4,044,740
Edwards Lifesciences Corp.
2.875%, 10/15/18	1,400,000	1,428,867
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20	2,500,000	2,509,145

		7,982,752

Healthcare-Services—0.6%
HCA, Inc.
4.250%, 10/15/19	800,000	808,000
Laboratory Corp. of America Holdings
2.200%, 08/23/17	1,000,000	1,010,160
Tenet Healthcare Corp.
5.500%, 03/01/19	7,000,000	6,930,000

		8,748,160

MIST-206

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Holding Companies-Diversified—0.2%
Hutchison Whampoa International, Ltd.
1.625%, 10/31/17(144A)	3,200,000	$3,187,645

Home Builders—2.4%
Beazer Homes USA, Inc.
5.750%, 06/15/19 (a)	16,500,000	15,468,750
8.125%, 06/15/16	3,000,000	3,082,500
Centex LLC
6.500%, 05/01/16	6,000,000	6,135,000
DR Horton, Inc.
4.750%, 05/15/17	2,000,000	2,058,750
5.625%, 01/15/16	3,425,000	3,454,969
Lennar Corp.
6.950%, 06/01/18	5,500,000	5,967,500

		36,167,469

Insurance—1.8%
Jackson National Life Global Funding
2.300%, 04/16/19 (144A)	6,000,000	6,037,362
Metropolitan Life Global Funding I
3.875%, 04/11/22 (144A)	1,500,000	1,565,364
New York Life Global Funding
2.100%, 01/02/19 (144A)	4,000,000	4,037,892
2.150%, 06/18/19 (144A) (a)	5,000,000	5,042,830
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	3,500,000	3,494,127
Prudential Financial, Inc.
1.101%, 08/15/18 (b)	3,000,000	2,968,740
TIAA Asset Management Finance Co. LLC
2.950%, 11/01/19 (144A)	3,900,000	3,954,206

		27,100,521

Internet—0.3%
Alibaba Group Holding, Ltd.
2.500%, 11/28/19 (144A)	4,000,000	3,925,552

Iron/Steel—0.2%
ArcelorMittal
5.250%, 02/25/17	2,500,000	2,475,000

Lodging—0.4%
Marriott International, Inc.
2.875%, 03/01/21	6,000,000	6,025,680

Media—1.5%
CBS Corp.
2.300%, 08/15/19	6,000,000	5,951,364
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%, 03/15/17	2,700,000	2,735,691
DISH DBS Corp.
7.125%, 02/01/16	2,500,000	2,518,750
NBCUniversal Enterprise, Inc.
0.974%, 04/15/18 (144A) (b)	3,000,000	2,997,138
Time Warner, Inc.
2.100%, 06/01/19	4,000,000	4,003,364

Media—(Continued)
Viacom, Inc.
2.200%, 04/01/19	2,100,000	2,047,416
2.750%, 12/15/19	1,800,000	1,806,867

		22,060,590

Mining–0.4%
Freeport-McMoRan, Inc.
2.300%, 11/14/17	3,900,000	3,519,750
Glencore Finance Canada, Ltd.
2.050%, 10/23/15 (144A)	3,000,000	2,997,000

		6,516,750

Oil & Gas—2.9%
BG Energy Capital plc
2.875%, 10/15/16 (144A)	4,500,000	4,574,898
California Resources Corp.
5.500%, 09/15/21 (a)	2,300,000	1,403,000
Canadian Natural Resources, Ltd.
1.750%, 01/15/18	3,400,000	3,360,835
Chesapeake Energy Corp.
3.539%, 04/15/19 (b)	2,500,000	1,775,000
6.500%, 08/15/17	500,000	451,250
CNOOC Finance 2015 Australia Pty, Ltd.
2.625%, 05/05/20	2,300,000	2,267,069
CNOOC Nexen Finance ULC
1.625%, 04/30/17	4,400,000	4,391,807
CNPC HK Overseas Capital, Ltd.
3.125%, 04/28/16 (144A)	500,000	505,111
Energy XXI Gulf Coast, Inc.
11.000%, 03/15/20 (144A)	2,000,000	940,000
Ensco plc
4.700%, 03/15/21	6,300,000	5,305,218
Halcon Resources Corp.
9.750%, 07/15/20 (144A) (a)	2,000,000	680,000
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19	1,500,000	382,500
Lukoil International Finance B.V.
3.416%, 04/24/18 (144A)	2,300,000	2,208,000
Petrobras Global Finance B.V.
3.214%, 03/17/20 (b)	4,100,000	2,788,000
Sanchez Energy Corp.
7.750%, 06/15/21 (a)	1,600,000	1,184,000
Sinopec Group Overseas Development, Ltd.
2.500%, 04/28/20 (144A)	4,700,000	4,631,765
Statoil ASA
0.771%, 11/08/18 (b)	5,600,000	5,562,105

		42,410,558

Oil & Gas Services—0.4%
Petrofac, Ltd.
3.400%, 10/10/18 (144A)	1,200,000	1,182,378
Weatherford International LLC
6.350%, 06/15/17	5,000,000	5,116,485

		6,298,863

MIST-207

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—0.4%
Owens-Illinois, Inc.
7.800%, 05/15/18	3,000,000	$3,311,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.500%, 05/15/18	2,000,000	2,016,250
9.000%, 04/15/19	500,000	507,500

		5,835,000

Pharmaceuticals—1.5%
AbbVie, Inc.
1.800%, 05/14/18	5,500,000	5,484,732
Actavis Funding SCS
2.350%, 03/12/18	4,000,000	4,015,916
Baxalta, Inc.
2.000%, 06/22/18 (144A)	1,400,000	1,395,799
Bayer U.S. Finance LLC
2.375%, 10/08/19 (144A)	6,300,000	6,381,610
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/20 (144A)	1,900,000	1,846,562
Zoetis, Inc.
1.150%, 02/01/16	1,800,000	1,801,219
1.875%, 02/01/18	1,200,000	1,196,305

		22,122,143

Pipelines—1.9%
Enable Midstream Partners L.P.
2.400%, 05/15/19 (144A)	4,500,000	4,274,618
Energy Transfer Partners L.P.
4.150%, 10/01/20	5,500,000	5,563,332
EnLink Midstream Partners L.P.
2.700%, 04/01/19	1,800,000	1,778,915
Enterprise Products Operating LLC
2.550%, 10/15/19 (a)	2,600,000	2,592,548
Kinder Morgan Energy Partners L.P.
2.650%, 02/01/19	600,000	590,287
6.850%, 02/15/20	5,000,000	5,639,910
Kinder Morgan Finance Co. LLC
5.700%, 01/05/16	500,000	505,166
6.000%, 01/15/18 (144A)	2,000,000	2,116,522
Kinder Morgan, Inc.
3.050%, 12/01/19	3,200,000	3,141,846
Williams Partners L.P.
4.125%, 11/15/20	2,300,000	2,340,977

		28,544,121

Real Estate—0.4%
Prologis L.P.
2.750%, 02/15/19	6,000,000	6,113,022

Real Estate Investment Trusts—1.3%
American Tower Corp.
3.400%, 02/15/19	6,100,000	6,279,187
Boston Properties L.P.
3.700%, 11/15/18	3,900,000	4,086,666

Real Estate Investment Trusts—(Continued)
HCP, Inc.
3.750%, 02/01/19	4,000,000	4,176,524
Hospitality Properties Trust
5.625%, 03/15/17	5,000,000	5,239,460

		19,781,837

Retail—0.4%
Edcon, Ltd.
9.500%, 03/01/18 (144A) (EUR)	1,000,000	681,614
Toys “R” Us, Inc.
7.375%, 10/15/18 (a)	2,200,000	1,406,625
Walgreens Boots Alliance, Inc.
1.750%, 11/17/17	4,000,000	4,014,820

		6,103,059

Savings & Loans—0.3%
Yorkshire Building Society
2.337%, 03/23/16 (GBP) (b)	3,000,000	4,570,016

Semiconductors—0.3%
Maxim Integrated Products, Inc.
2.500%, 11/15/18	4,200,000	4,236,053

Software—0.7%
Fiserv, Inc.
2.700%, 06/01/20	4,000,000	4,031,520
Oracle Corp.
0.869%, 01/15/19 (b)	6,000,000	6,003,768

		10,035,288

Telecommunications—2.6%
Alcatel-Lucent USA, Inc.
4.625%, 07/01/17 (144A)	9,000,000	9,090,000
AT&T, Inc.
2.450%, 06/30/20	4,700,000	4,627,564
CenturyLink, Inc.
6.000%, 04/01/17	1,000,000	1,027,500
Embarq Corp.
7.082%, 06/01/16	2,071,000	2,127,062
Juniper Networks, Inc.
3.300%, 06/15/20	2,800,000	2,842,246
Sprint Communications, Inc.
6.000%, 12/01/16	5,000,000	4,928,125
9.000%, 11/15/18 (144A)	3,000,000	3,147,900
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	2,300,000	2,352,399
Verizon Communications, Inc.
2.086%, 09/14/18 (b)	7,200,000	7,402,910
2.625%, 02/21/20	1,395,000	1,399,139

		38,944,845

Trucking & Leasing—0.2%
Aviation Capital Group Corp.
3.875%, 09/27/16 (144A)	3,300,000	3,333,000

MIST-208

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.1%
Veolia Environnement S.A.
4.625%, 03/30/27 (EUR)	700,000	$986,331

Total Corporate Bonds & Notes (Cost $665,973,702)		652,839,541

Asset-Backed Securities—17.2%

Asset-Backed - Automobile—0.1%
Ford Credit Auto Owner Trust
0.510%, 04/15/17	728,237	728,097
1.150%, 06/15/17	1,008,971	1,009,938

		1,738,035

Asset-Backed - Credit Card—8.2%
American Express Credit Account Master Trust
0.477%, 01/15/20 (b)	8,760,000	8,763,706
1.467%, 09/15/20 (b)	1,825,000	1,863,491
BA Credit Card Trust
0.477%, 09/16/19 (b)	7,010,000	7,005,934
Capital One Multi-Asset Execution Trust
0.247%, 07/15/20 (b)	4,850,000	4,820,454
0.257%, 11/15/19 (b)	6,842,000	6,817,417
0.287%, 12/16/19 (b)	8,400,000	8,374,338
0.387%, 02/15/19 (b)	2,900,000	2,899,771
5.050%, 12/17/18	5,240,000	5,324,715
Chase Issuance Trust
0.257%, 04/15/19 (b)	3,035,000	3,025,331
0.357%, 10/16/17 (b)	4,070,000	4,070,000
0.407%, 05/15/18 (b)	8,710,000	8,707,683
0.457%, 04/15/19 (b)	5,700,000	5,671,910
0.487%, 04/15/20 (b)	4,580,000	4,570,226
0.540%, 10/16/17	1,211,000	1,210,999
0.577%, 04/15/21 (b)	5,340,000	5,343,038
0.667%, 04/15/19 (b)	2,600,000	2,588,082
Citibank Credit Card Issuance Trust
0.329%, 12/17/18 (b)	4,000,000	3,988,532
0.403%, 05/09/18 (b)	1,600,000	1,599,682
0.439%, 02/07/18 (b)	7,010,000	7,010,000
0.541%, 11/07/18 (b)	4,600,000	4,598,183
0.550%, 10/10/17	830,000	830,009
5.100%, 11/20/17	5,300,000	5,331,726
5.300%, 03/15/18	1,760,000	1,796,377
Discover Card Execution Note Trust
0.637%, 07/15/21 (b)	5,610,000	5,623,206
0.657%, 04/15/21 (b)	4,020,000	4,032,116
Discover Card Master Trust
0.370%, 05/15/19 (b)	6,500,000	6,497,868

		122,364,794

Asset-Backed - Home Equity—0.6%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.554%, 10/25/35 (b)	1,209,572	1,142,813

Asset-Backed - Home Equity—(Continued)
GSAA Home Equity Trust
1.139%, 02/25/35 (b)	2,622,000	2,465,223
Home Loan Trust
5.480%, 06/25/34	437,670	450,782
MASTR Asset-Backed Securities Trust
1.289%, 09/25/34 (b)	824,283	818,545
Morgan Stanley ABS Capital I, Inc. Trust
1.394%, 05/25/33 (b)	363,485	341,061
NovaStar Mortgage Funding Trust
1.844%, 03/25/35 (b)	800,000	787,696
RAAC Trust
0.894%, 03/25/34 (b)	577,128	550,976
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.564%, 04/25/34 (b)	1,570,000	1,494,750

		8,051,846

Asset-Backed - Manufactured Housing—0.4%
ABSC Manufactured Housing Contract Resecuritization Trust
5.019%, 04/16/30 (144A)	63,444	63,504
Conseco Finance Securitizations Corp.
7.424%, 03/01/33 (b)	535,000	583,354
CountryPlace Manufactured Housing Contract Trust
4.800%, 12/15/35 (144A) (b)	65,455	66,278
Madison Avenue Manufactured Housing Contract Trust
3.444%, 03/25/32 (b)	1,700,000	1,726,936
Manufactured Housing Contract Trust Pass-Through Certificates
1.666%, 04/20/32 (b)	3,936,906	3,660,031
Vanderbilt Acquisition Loan Trust
7.330%, 05/07/32 (b)	224,512	240,688

		6,340,791

Asset-Backed - Other—7.9%
American Homes 4 Rent
1.250%, 06/17/31 (144A) (b)	2,268,229	2,224,827
Ameriquest Mortgage Securities, Inc.
1.019%, 06/25/34 (b)	1,537,548	1,500,804
Apidos CLO XIV
4.850%, 04/15/25 (144A)	1,710,000	1,693,102
ARCap Resecuritization Trust
4.730%, 04/21/24 (144A)	202,800	202,800
Ares CLO, Ltd.
0.509%, 04/16/21 (144A) (b)	1,918,709	1,893,040
0.546%, 10/11/21 (144A) (b)	4,388,588	4,325,344
0.556%, 10/11/21 (144A) (b)	1,618,978	1,592,639
0.659%, 04/16/21 (144A) (b)	3,340,000	3,218,608
Atrium X
1.409%, 07/16/25 (144A) (b)	850,000	836,348
Atrium XI
3.494%, 10/23/25 (144A) (b)	3,650,000	3,595,823

MIST-209

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Babson CLO, Inc.
0.512%, 01/18/21 (144A) (b)	1,779,341	$1,761,058
Carlyle Global Market Strategies CLO, Ltd.
1.677%, 01/20/25 (144A) (b)	2,470,000	2,460,392
Catamaran CLO, Ltd.
3.287%, 10/18/26 (144A) (b)	2,384,800	2,285,239
Cent CDO, Ltd.
1.095%, 04/25/19 (144A) (b)	1,150,000	1,106,345
Cent CLO, Ltd.
3.095%, 07/27/26 (144A) (b)	480,000	470,369
3.511%, 11/07/26 (144A) (b)	2,650,000	2,649,910
Centerline REIT, Inc.
4.760%, 09/21/45 (144A) (b)	3,966,499	4,000,452
5.040%, 09/21/45 (144A)	1,780,000	1,753,300
CIFC Funding, Ltd.
0.695%, 07/26/21 (144A) (b)	475,000	465,860
Colony American Homes
1.400%, 05/17/31 (144A) (b)	3,554,754	3,512,367
2.100%, 05/17/31 (144A) (b)	460,000	449,655
ColumbusNova CLO IV, Ltd.
1.539%, 10/15/21 (144A) (b)	680,000	669,830
Cornerstone CLO, Ltd.
1.239%, 07/15/21 (144A) (b)	610,000	587,411
Countrywide Asset-Backed Certificates
0.944%, 03/25/34 (b)	456,979	436,172
0.959%, 06/25/35 (b)	16,086	16,078
1.244%, 12/25/34 (b)	519,112	516,348
CT CDO III, Ltd.
5.471%, 06/25/35 (144A)	477,338	477,338
CT CDO IV, Ltd.
0.526%, 10/20/43 (144A) (b)	1,556,389	1,553,105
Eaton Vance CLO, Ltd.
2.326%, 07/15/26 (144A) (b)	778,900	770,477
3.276%, 07/15/26 (144A) (b)	668,600	658,654
Emerson Park CLO, Ltd.
5.640%, 07/15/25 (144A)	570,000	573,234
Fairfield Street Solar, Ltd.
0.675%, 11/28/39 (144A) (b)	4,977,259	4,829,882
GSAMP Trust
1.199%, 06/25/35 (b)	1,083,429	1,054,960
Highbridge Loan Management, Ltd.
5.800%, 10/20/24 (144A)	510,000	510,424
Invitation Homes Trust
1.307%, 09/17/31 (144A) (b)	2,887,800	2,827,064
1.507%, 08/17/32 (144A) (b)	2,733,327	2,693,997
1.557%, 06/17/32 (144A) (b)	4,553,020	4,501,835
1.657%, 03/17/32 (144A) (b)	1,549,975	1,540,037
1.707%, 06/17/31 (144A) (b)	720,000	703,330
1.807%, 09/17/31 (144A) (b)	2,950,000	2,888,572
Landmark IX CDO, Ltd.
0.989%, 04/15/21 (144A) (b)	940,000	906,829
LNR CDO, Ltd.
1.596%, 07/24/37 (144A) (b)	3,050,760	3,031,846
3.195%, 07/23/36 (144A) (b)	1,556,732	1,553,665
6.727%, 07/24/37 (144A)	394,252	396,972

Asset-Backed - Other—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust
0.929%, 01/25/35 (b)	647,170	626,144
N-Star REL CDO VI, Ltd.
0.666%, 06/16/41 (144A) (b)	1,240,565	1,222,528
Newcastle CDO V, Ltd.
0.667%, 12/24/39 (144A) (b)	90,969	90,184
NZCG Funding, Ltd.
1.812%, 04/27/27 (144A) (b)	4,969,875	4,928,068
Ownit Mortgage Loan Trust
1.124%, 03/25/36 (b)	1,851,789	1,819,107
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.131%, 10/25/34 (b)	150,547	150,069
1.139%, 02/25/35 (b)	1,506,800	1,501,925
Progress Residential Trust
1.307%, 10/17/31 (144A) (b)	1,500,000	1,472,473
1.607%, 02/17/32 (144A) (b)	6,820,000	6,754,098
2.107%, 10/17/31 (144A) (b)	1,250,000	1,236,503
Silver Bay Realty Trust
1.207%, 09/17/31 (144A) (b)	892,403	873,933
1.657%, 09/17/31 (144A) (b)	420,000	408,086
Structured Asset Investment Loan Trust
1.234%, 12/25/34 (b)	2,034,264	1,998,813
SWAY Residential Trust
1.507%, 01/17/32 (144A) (b)	4,064,327	4,017,328
Trade MAPS 1, Ltd.
0.903%, 12/10/18 (144A) (b)	5,500,000	5,501,776
Tricon American Homes Trust
1.457%, 05/17/32 (144A) (b)	5,010,000	4,936,859
West CLO, Ltd.
2.387%, 07/18/26 (144A) (b)	1,230,000	1,209,354
3.137%, 07/18/26 (144A) (b)	3,240,000	3,081,289

		117,524,879

Total Asset-Backed Securities (Cost $256,936,973)		256,020,345

Mortgage-Backed Securities—13.9%

Collateralized Mortgage Obligations—5.1%
Adjustable Rate Mortgage Trust
2.606%, 02/25/35 (b)	2,742,221	2,665,943
American Home Mortgage Investment Trust
1.980%, 10/25/34 (b)	1,883,534	1,851,425
2.535%, 06/25/45 (b)	1,316,110	1,289,907
Banc of America Mortgage Trust
2.825%, 06/25/33 (b)	982,848	988,084
CHL Mortgage Pass-Through Trust
2.250%, 07/25/34 (b)	1,104,147	1,093,914
2.610%, 05/25/34 (b)	2,015,836	2,005,779
Credit Suisse First Boston Mortgage Securities Corp.
2.562%, 04/25/34 (b)	1,965,783	1,998,079
5.000%, 09/25/19	496,086	512,856

MIST-210

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Fannie Mae Connecticut Avenue Securities
1.149%, 05/25/24 (b)	797,368	$792,686
First Horizon Alternative Mortgage Securities Trust
2.059%, 12/25/34 (b)	1,472,309	1,433,520
Freddie Mac Structured Agency Credit Risk Debt Notes
1.244%, 03/25/25 (b)	2,524,502	2,521,447
2.044%, 10/25/27 (b)	4,560,000	4,537,852
2.594%, 08/25/24 (b)	2,000,000	2,023,244
2.594%, 10/25/24 (b)	6,400,000	6,448,768
2.594%, 01/25/25 (b)	6,850,000	6,932,988
2.694%, 08/25/24 (b)	4,535,000	4,596,522
2.844%, 10/25/24 (b)	3,610,000	3,681,359
Impac Secured Assets CMN Owner Trust
0.959%, 02/25/35 (b)	1,120,000	1,050,101
MASTR Adjustable Rate Mortgages Trust
0.354%, 01/25/47 (b)	322,259	320,390
0.394%, 05/25/47 (b)	474,114	460,025
MASTR Alternative Loan Trust
5.000%, 02/25/18	377,099	384,704
5.000%, 08/25/18	562,205	576,803
5.500%, 12/25/18	416,825	427,862
5.500%, 04/25/19	668,003	689,568
5.538%, 11/25/19 (b)	681,152	704,364
Merrill Lynch Mortgage Investors Trust
0.934%, 03/25/28 (b)	839,942	796,242
1.098%, 01/25/29 (b)	1,075,239	1,009,113
2.151%, 04/25/35 (b)	691,125	670,503
2.376%, 10/25/36 (b)	1,634,630	1,601,788
New York Mortgage Trust
0.644%, 02/25/36 (b)	684,956	631,392
Sequoia Mortgage Trust
0.836%, 07/20/33 (b)	171,335	160,707
0.856%, 11/20/34 (b)	599,516	565,428
1.116%, 07/20/33 (b)	308,708	290,270
Structured Adjustable Rate Mortgage Loan Trust
0.634%, 08/25/35 (b)	1,570,552	1,463,492
2.512%, 09/25/34 (b)	3,296,252	3,318,324
Structured Asset Mortgage Investments II Trust
0.916%, 02/19/35 (b)	1,099,123	1,031,213
Structured Asset Mortgage Investments Trust
0.956%, 12/19/33 (b)	461,204	442,893
Thornburg Mortgage Securities Trust
0.834%, 09/25/43 (b)	666,844	643,859
2.393%, 09/25/37 (b)	745,152	727,476
WaMu Mortgage Pass-Through Certificates Trust
0.424%, 04/25/45 (b)	2,706,951	2,556,788
0.484%, 07/25/45 (b)	1,554,497	1,450,442
0.524%, 01/25/45 (b)	3,004,584	2,782,190
Wells Fargo Mortgage-Backed Securities Trust
2.618%, 02/25/35 (b)	1,720,628	1,730,497
2.685%, 06/25/35 (b)	1,128,328	1,116,975
2.698%, 07/25/34 (b)	1,033,729	1,039,853
2.750%, 10/25/34 (b)	1,690,705	1,712,322

		75,729,957

Commercial Mortgage-Backed Securities—8.8%
Banc of America Commercial Mortgage Trust
5.460%, 09/10/45 (b)	5,250,000	5,288,682
5.695%, 07/10/46 (b)	5,224,000	5,260,124
5.738%, 09/10/45 (b)	1,130,000	1,132,912
Bear Stearns Commercial Mortgage Securities Trust
5.291%, 10/12/42 (b)	800,000	798,902
5.540%, 09/11/41	2,516,806	2,566,704
5.603%, 03/11/39 (b)	5,211,000	5,252,495
5.611%, 09/11/41 (b)	5,220,000	5,267,559
5.895%, 06/11/40 (b)	1,380,000	1,457,410
5.895%, 06/11/40 (b)	3,200,000	3,393,165
5.940%, 09/11/38 (b)	1,194,000	1,208,110
5.940%, 09/11/38 (144A) (b)	1,200,000	1,181,250
CD Commercial Mortgage Trust
5.289%, 07/15/44 (b)	2,530,000	2,525,082
Citigroup Commercial Mortgage Trust
5.482%, 10/15/49	1,490,000	1,466,150
5.900%, 12/10/49 (b)	5,000,000	5,242,280
Colony Multifamily Mortgage Trust
2.543%, 04/20/50 (144A)	5,675,263	5,673,555
Commercial Mortgage Trust
5.475%, 03/10/39	4,000,000	4,142,300
5.660%, 04/10/37 (b)	5,415,000	5,411,497
5.989%, 12/10/49 (b)	2,750,969	2,925,716
6.014%, 07/10/38 (b)	8,326,750	8,338,626
Core Industrial Trust
3.040%, 02/10/34 (144A)	3,110,000	3,161,713
G-FORCE LLC
0.494%, 12/25/39 (144A) (b)	596,268	552,926
5.090%, 08/22/36 (144A)	708,767	716,790
Hilton USA Trust
1.204%, 11/05/30 (144A) (b)	1,970,930	1,968,466
1.704%, 11/05/30 (144A) (b)	1,152,994	1,151,193
JPMorgan Chase Commercial Mortgage Securities Trust
5.115%, 07/15/41	67,901	67,881
5.464%, 12/12/43	5,000,000	5,083,605
5.563%, 12/15/44 (b)	6,000,000	5,994,164
6.100%, 04/15/45 (b)	2,709,142	2,677,777
LB-UBS Commercial Mortgage Trust
4.944%, 10/15/36 (144A) (b)	598,214	606,037
5.276%, 02/15/41 (b)	1,230,000	1,234,798
5.720%, 03/15/39 (b)	950,000	961,500
6.050%, 06/15/38 (b)	3,160,000	3,228,945
Mach One ULC
6.077%, 05/28/40 (144A) (b)	385,592	385,372
Merrill Lynch Mortgage Trust
5.597%, 11/12/37 (b)	5,612,830	5,612,892
ML-CFC Commercial Mortgage Trust
5.409%, 07/12/46 (b)	2,726,349	2,807,139
Morgan Stanley Capital I Trust
5.587%, 03/12/44 (b)	1,161,929	1,162,846
5.667%, 03/12/44 (b)	3,100,000	3,114,130
Morgan Stanley Capital I, Inc.
5.306%, 05/24/43 (144A)	2,070,000	2,064,825

MIST-211

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Resource Capital Corp., Ltd.
1.257%, 04/15/32 (144A) (b)	2,380,000	$2,363,880
1.600%, 08/15/32 (144A) (b)	1,300,000	1,279,733
Seawall, Ltd.
1.407%, 04/15/46 (144A)	260,468	257,525
Talisman-6 Finance plc
0.161%, 10/22/16 (EUR) (b)	90,949	100,712
Wachovia Bank Commercial Mortgage Trust
5.466%, 01/15/45 (b)	1,842,289	1,853,019
5.515%, 01/15/45 (b)	5,300,000	5,339,777
5.795%, 07/15/45 (b)	2,400,000	2,467,104
5.900%, 05/15/43 (b)	6,400,000	6,477,860
6.091%, 10/15/35 (144A) (b)	604,509	641,162

		131,866,290

Total Mortgage-Backed Securities (Cost $208,452,297)		207,596,247

Floating Rate Loans (c)—5.8%

Aerospace/Defense—0.2%
FGI Operating Co. LLC
Term Loan, 5.500%, 04/19/19	3,707,056	3,364,154

Auto Components—0.0%
Crowne Group LLC
1st Lien Term Loan, 6.000%, 09/30/20	714,028	713,135

Auto Manufacturers—0.1%
Navistar International Corp.
Term Loan B, 6.500%, 08/17/17	895,334	875,189

Auto Parts & Equipment—0.0%
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 3.750%, 04/30/19	370,873	372,201
TI Group Automotive Systems LLC
Term Loan, 4.500%, 06/30/22	153,550	150,991

		523,192

Capital Markets—0.0%
Guggenheim Partners LLC
Term Loan, 4.250%, 07/22/20	298,888	299,386

Chemicals—0.3%
Chemours Co. (The)
Term Loan B, 3.750%, 05/12/22	2,340,434	2,043,978
Ineos U.S. Finance LLC
Term Loan, 4.250%, 03/31/22	310,703	302,839
Nexeo Solutions LLC
Term Loan B, 5.000%, 09/08/17	76,210	72,780
Term Loan B3, 5.000%, 09/08/17	74,376	71,308
OCI Beaumont LLC
Term Loan B3, 5.500%, 08/20/19	1,098,134	1,114,607
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.250%, 03/19/20	350,002	306,495

		3,912,007

Coal—0.2%
Bowie Resource Holdings LLC
1st Lien Term Loan, 6.750%, 08/14/20	1,533,799	1,503,123
2nd Lien Delayed Draw Term Loan, 11.750%, 02/16/21	371,429	344,500
Peabody Energy Corp.
Term Loan B, 4.250%, 09/24/20	1,213,778	868,862

		2,716,485

Commercial Services—0.3%
Moneygram International, Inc.
Term Loan B, 4.250%, 03/27/20	3,839,534	3,628,360
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	833,369	828,410

		4,456,770

Computers—0.1%
Sungard Availability Services Capital, Inc.
Term Loan B, 6.000%, 03/31/19	1,962,911	1,683,196

Distribution/Wholesale—0.1%
Autoparts Holdings, Ltd.
1st Lien Term Loan, 7.000%, 07/29/17	1,782,884	1,542,195

Electric—0.1%
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	891,387	870,589
Term Loan B2, 3.250%, 01/31/22	226,822	221,576
Calpine Corp.
Term Loan B5, 3.500%, 05/27/22	329,079	324,760

		1,416,925

Electrical Components & Equipment—0.0%
Dell International LLC
Term Loan B2, 4.000%, 04/29/20	196,450	196,130

Electronics—0.1%
Sensus USA, Inc.
1st Lien Term Loan, 4.500%, 05/09/17	976,487	974,046

Entertainment—0.0%
SeaWorld Parks & Entertainment, Inc.
Term Loan B2, 3.000%, 05/14/20	715,509	685,100

Forest Products & Paper—0.5%
Appvion, Inc.
Term Loan, 5.809%, 06/28/19	1,099,141	1,033,879
Caraustar Industries, Inc.
Term Loan B, 8.000%, 05/01/19	3,556,095	3,556,095
Coveris Holdings S.A.
Term Loan B1, 4.500%, 05/08/19	2,234,408	2,238,597

		6,828,571

Healthcare-Products—0.1%
Kinetic Concepts, Inc.
Term Loan E1, 4.500%, 05/04/18	768,764	769,005

MIST-212

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (c)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—0.5%
24 Hour Fitness Worldwide, Inc.
Term Loan B, 4.750%, 05/28/21	446,201	$421,659
Community Health Systems, Inc.
Term Loan F, 3.575%, 12/31/18	1,322,718	1,323,427
Cyanco Intermediate Corp.
Term Loan B, 5.500%, 05/01/20	2,692,601	2,611,823
Fitness International LLC
Term Loan B, 5.500%, 07/01/20	3,375,603	3,232,140
Millennium Health LLC
Term Loan B, 5.250%, 04/16/21	303,479	96,355

		7,685,404

Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure, Ltd.
Term Loan B, 4.750%, 10/20/21	85,315	85,534
Cannery Casino Resorts LLC
Term Loan B, 7.000%, 10/02/18	2,355,351	2,322,964

		2,408,498

Household Products/Wares—0.0%
Spectrum Brands, Inc.
Term Loan, 3.813%, 06/23/22	554,745	557,389

Industrial Conglomerates—0.2%
OSG Bulk Ships, Inc
Term Loan, 5.250%, 08/05/19	954,217	945,867
OSG International, Inc.
Term Loan B, 5.750%, 08/05/19	1,497,967	1,496,095

		2,441,962

Insurance—0.1%
Connolly Corp.
1st Lien Term Loan, 4.500%, 05/14/21	2,045,179	2,044,541

Internet—0.1%
Zayo Group LLC
Term Loan B, 3.750%, 05/06/21	848,809	844,989

Internet Software & Services—0.3%
Onsite U.S. Finco LLC
Term Loan, 5.500%, 07/30/21	1,834,384	1,733,493
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan B, 5.750%, 09/02/21	2,253,367	2,250,368

		3,983,861

Leisure Time—0.0%
Jarden Corp.
Term Loan B1, 2.944%, 09/30/20	260,795	261,692

Lodging—0.1%
ROC Finance LLC
Term Loan, 5.000%, 06/20/19	1,666,306	1,589,240

Machinery—0.1%
UTEX Industries, Inc.
1st Lien Term Loan, 5.000%, 05/22/21	2,674,388	2,306,660

Marine—0.1%
Drillships Ocean Ventures, Inc.
Term Loan B, 5.500%, 07/25/21	1,403,594	936,022

Media—0.3%
Cumulus Media Holdings, Inc.
Term Loan, 4.250%, 12/23/20	284,594	248,308
Media General, Inc.
Term Loan B, 0.000%, 07/31/20 (d)	152,338	151,457
Radio One, Inc.
Term Loan, 4.830%, 04/02/18	3,986,814	4,067,173

		4,466,938

Mining—0.2%
FMG Resources (August 2006) Pty, Ltd.
Term Loan B, 3.750%, 06/30/19	3,198,876	2,631,076
Novelis, Inc.
Term Loan B, 4.000%, 06/02/22	533,370	527,424

		3,158,500

Oil & Gas—0.2%
Alfred Fueling Systems, Inc.
1st Lien Term Loan, 4.750%, 06/20/21	352,044	350,284
Citgo Petroleum Corp.
Term Loan B, 4.500%, 07/29/21	179,788	178,664
Fieldwood Energy LLC
1st Lien Term Loan, 3.875%, 09/28/18	2,411,239	2,070,652
McDermott Finance LLC
Term Loan B, 0.000%, 04/16/19 (d)	133,925	132,920

		2,732,520

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P.
Term Loan B, 5.500%, 06/18/20	867,915	865,746

Packaging & Containers—0.0%
Berry Plastics Holding Corp.
Term Loan F, 0.000%, 10/01/22 (d)	251,735	251,667

Pharmaceuticals—0.4%
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 0.000%, 09/26/22 (d)	1,017,438	1,016,086
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.194%, 02/27/21	1,232,579	1,234,248
Valeant Pharmaceuticals International, Inc.
Term Loan B, 3.500%, 02/13/19	890,000	876,929
Term Loan B F1, 4.000%, 04/01/22	2,652,142	2,628,246

		5,755,509

MIST-213

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (c)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.3%
Ascena Retail Group, Inc.
Term Loan B, 5.250%, 08/21/22	2,483,228	$2,398,383
Evergreen Acqco 1 L.P.
Term Loan, 5.000%, 07/09/19	2,543,874	2,200,451
Men’s Wearhouse, Inc. (The)
Term Loan B, 4.500%, 06/18/21	562,051	563,102

		5,161,936

Semiconductors—0.0%
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.500%, 05/07/21	390,359	392,564

Software—0.2%
BMC Software Finance, Inc.
Revolver Term Loan, 0.500%, 09/10/18 (e)	1,825,218	1,688,326
Term Loan, 5.000%, 09/10/20	1,773,711	1,615,741

		3,304,067

Telecommunications—0.3%
Ciena Corp.
Term Loan B, 3.750%, 07/15/19	174,636	174,636
CommScope, Inc.
Term Loan B5, 3.750%, 12/29/22	259,348	259,308
Intelsat Jackson Holdings S.A.
Term Loan B2, 3.750%, 06/30/19	1,017,289	994,146
Neptune Finco Corp.
Term Loan B, 0.000%, 09/21/22 (d)	789,757	785,384
UPC Financing Partnership
Term Loan AH, 3.250%, 06/30/21	942,487	929,444
Virgin Media Investment Holdings, Ltd.
Term Loan F, 3.500%, 06/30/23	379,842	374,958
Windstream Corp.
Term Loan B5, 3.500%, 08/08/19	387,456	370,989
		3,888,865

Total Floating Rate Loans (Cost $89,858,941)		85,994,056

U.S. Treasury & Government Agencies—3.9%

Agency Sponsored Mortgage - Backed—3.7%
Fannie Mae 15 Yr. Pool
4.000%, 04/01/26	2,595,697	2,763,699
4.000%, 05/01/26	2,510,870	2,673,281
4.500%, 09/01/24	1,159,026	1,241,045
4.500%, 03/01/25	2,417,506	2,595,918
Fannie Mae ARM Pool
1.300%, 03/01/30 (b)	35,159	35,669
1.619%, 03/01/28 (b)	15,104	15,671
1.637%, 11/01/33 (b)	5,008	5,263
1.651%, 11/01/33 (b)	11,777	12,289
1.790%, 06/01/32 (b)	10,953	10,991
1.800%, 11/01/32 (b)	17,538	18,305

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
1.801%, 12/01/32 (b)	428,854	454,226
1.812%, 02/01/36 (b)	102,380	107,382
1.845%, 11/01/34 (b)	16,075	16,850
1.858%, 03/01/35 (b)	62,011	64,643
1.912%, 12/01/34 (b)	70,563	73,981
1.915%, 09/01/32 (b)	15,849	16,292
1.936%, 03/01/33 (b)	20,377	21,292
1.965%, 12/01/34 (b)	124,976	129,426
1.979%, 03/01/36 (b)	389,286	409,379
1.999%, 12/01/32 (b)	58,900	62,398
2.035%, 11/01/32 (b)	94,501	99,586
2.044%, 09/01/35 (b)	29,134	31,123
2.052%, 03/01/37 (b)	28,253	29,554
2.053%, 11/01/35 (b)	192,049	201,589
2.075%, 05/01/19 (b)	1,633	1,641
2.080%, 04/01/36 (b)	83,113	87,554
2.105%, 12/01/32 (b)	32,465	34,382
2.106%, 08/01/29 (b)	8,846	9,335
2.110%, 09/01/31 (b)	29,991	30,729
2.125%, 05/01/19 (b)	49,604	50,058
2.131%, 06/01/28 (b)	2,651	2,784
2.135%, 06/01/32 (b)	5,775	5,819
2.139%, 02/01/25 (b)	116,694	123,976
2.145%, 02/01/44 (b)	128,937	133,972
2.155%, 02/01/33 (b)	40,555	41,095
2.170%, 10/01/33 (b)	13,961	14,305
2.180%, 01/01/20 (b)	104,973	107,671
2.208%, 10/01/35 (b)	30,227	30,539
2.210%, 02/01/36 (b)	46,820	49,176
2.213%, 03/01/33 (b)	60,426	64,478
2.228%, 06/01/25 (b)	103,145	105,946
2.248%, 10/01/32 (b)	31,794	33,638
2.250%, 07/01/33 (b)	71,991	74,713
2.275%, 01/01/36 (b)	129,699	137,820
2.277%, 12/01/33 (b)	106,132	113,126
2.278%, 12/01/35 (b)	144,292	149,037
2.285%, 07/01/35 (b)	51,506	54,117
2.289%, 07/01/25 (b)	2,791	2,915
2.291%, 04/01/27 (b)	10,349	10,905
2.302%, 07/01/33 (b)	43,701	45,950
2.309%, 07/01/33 (b)	87,338	92,694
2.309%, 09/01/33 (b)	10,536	11,167
2.315%, 12/01/25 (b)	13,270	13,432
2.317%, 11/01/36 (b)	7,003	7,454
2.327%, 05/01/33 (b)	21,054	22,373
2.338%, 02/01/32 (b)	83,226	83,778
2.342%, 08/01/37 (b)	42,304	45,024
2.365%, 01/01/33 (b)	179,314	183,790
2.372%, 11/01/36 (b)	3,976,316	4,215,498
2.375%, 04/01/34 (b)	208,285	221,325
2.379%, 03/01/30 (b)	1,614	1,707
2.379%, 09/01/32 (b)	152,741	153,718
2.395%, 09/01/30 (b)	99,333	103,675
2.395%, 01/01/32 (b)	14,018	14,137
2.395%, 09/01/35 (b)	6,654,189	7,054,143

MIST-214

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.395%, 09/01/39 (b)	34,752	$36,904
2.400%, 04/01/34 (b)	34,052	34,735
2.407%, 11/01/35 (b)	4,759,577	5,044,137
2.408%, 05/01/34 (b)	45,935	48,884
2.412%, 02/01/36 (b)	25,337	26,810
2.431%, 08/01/33 (b)	126,868	133,240
2.435%, 04/01/40 (b)	9,129	9,741
2.439%, 01/01/32 (b)	13,229	14,136
2.440%, 06/01/34 (b)	112,242	113,033
2.440%, 02/01/35 (b)	49,962	52,655
2.444%, 07/01/33 (b)	51,430	53,293
2.448%, 06/01/33 (b)	46,859	48,154
2.448%, 10/01/33 (b)	37,386	39,378
2.453%, 01/01/29 (b)	17,332	17,829
2.457%, 11/01/35 (b)	30,243	32,173
2.462%, 06/01/26 (b)	3,368	3,381
2.468%, 08/01/34 (b)	24,887	26,426
2.470%, 08/01/35 (b)	825,657	873,810
2.473%, 07/01/35 (b)	72,284	77,160
2.473%, 03/01/38 (b)	35,705	37,616
2.474%, 09/01/36 (b)	1,862	1,972
2.476%, 03/01/37 (b)	15,765	16,781
2.488%, 06/01/32 (b)	3,918	3,950
2.492%, 08/01/30 (b)	27,012	27,922
2.492%, 10/01/36 (b)	16,645	17,610
2.498%, 09/01/37 (b)	78,336	83,508
2.500%, 02/01/34 (b)	85,507	87,434
2.505%, 03/01/34 (b)	102,567	105,128
2.505%, 03/01/36 (b)	21,664	23,058
2.525%, 06/01/35 (b)	52,457	53,769
2.527%, 06/01/30 (b)	22,281	22,853
2.530%, 07/01/32 (b)	3,725	3,759
2.540%, 08/01/32 (b)	55,182	57,824
2.546%, 09/01/37 (b)	6,355	6,763
2.550%, 09/01/32 (b)	7,420	7,518
2.550%, 06/01/34 (b)	41,420	42,423
2.552%, 11/01/34 (b)	5,661,214	6,034,690
2.554%, 04/01/36 (b)	7,297	7,767
2.560%, 04/01/35 (b)	971,544	1,038,357
2.576%, 09/01/33 (b)	14,883	15,769
2.583%, 08/01/32 (b)	62,416	63,550
2.587%, 07/01/28 (b)	11,672	12,215
2.601%, 11/01/35 (b)	2,458,072	2,622,153
2.606%, 09/01/33 (b)	105,148	111,865
2.623%, 08/01/33 (b)	92,943	100,127
2.625%, 10/01/33 (b)	57,606	59,048
2.625%, 05/01/34 (b)	94,097	99,230
2.650%, 08/01/32 (b)	31,091	31,860
2.651%, 08/01/35 (b)	54,711	56,658
2.775%, 05/01/32 (b)	10,341	10,447
2.825%, 02/01/25 (b)	11,104	11,197
3.005%, 02/01/33 (b)	147,567	151,420
3.629%, 05/01/34 (b)	125,045	128,259
5.773%, 03/01/36 (b)	52,896	55,841
5.801%, 03/01/36 (b)	39,212	41,472

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
1.760%, 09/01/37 (b)	45,603	47,614
1.846%, 05/01/37 (b)	16,244	17,024
1.875%, 09/01/22 (b)	15,745	15,797
1.971%, 02/01/37 (b)	88,829	93,410
1.980%, 04/01/18 (b)	83	83
2.022%, 04/01/37 (b)	32,559	34,187
2.128%, 03/01/38 (b)	239,351	253,240
2.304%, 11/01/32 (b)	35,767	37,988
2.310%, 05/01/28 (b)	63,542	65,982
2.354%, 10/01/22 (b)	2,276	2,347
2.354%, 02/01/26 (b)	23,969	24,815
2.355%, 12/01/33 (b)	1,035	1,079
2.359%, 09/01/27 (b)	5,167	5,501
2.369%, 09/01/30 (b)	2,200	2,317
2.376%, 04/01/35 (b)	69,901	72,583
2.378%, 01/01/35 (b)	129,252	137,287
2.393%, 10/01/32 (b)	52,219	54,551
2.397%, 02/01/37 (b)	23,589	25,119
2.417%, 09/01/37 (b)	368,257	390,623
2.418%, 01/01/35 (b)	1,210,518	1,282,727
2.422%, 05/01/25 (b)	22,633	23,747
2.422%, 03/01/35 (b)	787,527	835,928
2.426%, 05/01/31 (b)	36,285	37,992
2.443%, 05/01/38 (b)	64,333	68,534
2.455%, 03/01/34 (b)	17,730	18,836
2.464%, 07/01/31 (b)	15,644	16,197
2.480%, 06/01/37 (b)	400,107	426,411
2.495%, 05/01/37 (b)	20,633	22,095
2.500%, 03/01/19 (b)	3,401	3,422
2.500%, 05/01/34 (b)	187,327	198,170
2.500%, 07/01/36 (b)	41,995	44,937
2.510%, 09/01/30 (b)	13,751	14,328
2.512%, 11/01/24 (b)	114,944	118,046
2.512%, 07/01/35 (b)	269,566	287,410
2.515%, 07/01/34 (b)	104,022	106,591
2.590%, 07/01/36 (b)	127,970	133,847
2.591%, 04/01/38 (b)	57,980	61,885
2.600%, 04/01/34 (b)	924,138	986,511
2.600%, 04/01/37 (b)	35,214	37,632
2.600%, 06/01/37 (b)	5,262,542	5,629,555
2.605%, 07/01/37 (b)	474,102	507,238
2.613%, 09/01/30 (b)	36,302	38,070
2.639%, 07/01/38 (b)	57,033	60,169
2.667%, 10/01/37 (b)	16,776	17,766
2.670%, 05/01/31 (b)	15,466	16,086
2.672%, 04/01/30 (b)	78,204	82,179
2.874%, 06/01/25 (b)	14,066	14,368
2.885%, 08/01/18 (b)	13,458	13,521
3.030%, 04/01/35 (b)	83,203	86,589
5.477%, 05/01/37 (b)	54,082	57,492
5.496%, 08/01/24 (b)	5,442	5,764
5.927%, 01/01/37 (b)	48,870	51,011

		55,353,741

MIST-215

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—0.2%
U.S. Treasury Inflation Indexed Note
0.125%, 04/15/16 (f)	3,243,600	$3,211,754

Total U.S. Treasury & Government Agencies (Cost $58,215,150)		58,565,495

Foreign Government—3.9%

Sovereign—3.9%
Brazil Notas do Tesouro Nacional
6.000%, 08/15/18 (BRL) (f)	600,000	394,391
Export-Import Bank of China (The)
2.500%, 07/31/19 (144A)	6,000,000	6,073,224
Export-Import Bank of Korea
2.250%, 01/21/20	7,100,000	7,084,245
Hungary Government Bonds
5.500%, 12/22/16 (HUF)	448,490,000	1,700,902
5.500%, 12/20/18 (HUF)	307,110,000	1,221,640
6.750%, 11/24/17 (HUF)	3,690,000	14,807
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	1,273,840,000	1,077,285
2.750%, 06/10/16 (KRW)	1,600,000,000	1,361,393
3.000%, 12/10/16 (KRW)	11,490,000,000	9,859,453
Malaysia Government Bonds
3.172%, 07/15/16 (MYR)	7,600,000	1,728,808
3.197%, 10/15/15 (MYR)	2,010,000	457,258
4.262%, 09/15/16 (MYR)	2,200,000	505,554
Mexican Bonos
6.250%, 06/16/16 (MXN)	62,287,000	3,750,179
7.250%, 12/15/16 (MXN)	83,849,000	5,162,366
7.750%, 12/14/17 (MXN)	19,000,000	1,208,498
8.000%, 12/17/15 (MXN)	25,714,000	1,534,657
New Zealand Government Bond
3.000%, 04/15/20 (NZD)	13,600,000	8,795,622
Philippine Government Bond
7.000%, 01/27/16 (PHP)	80,000,000	1,737,505
Poland Government Bonds
1.790%, 01/25/17 (PLN) (b)	5,746,000	1,511,154
1.790%, 01/25/21 (PLN) (b)	5,829,000	1,501,522
6.250%, 10/24/15 (PLN)	1,551,000	409,243
Republic of Serbia
5.250%, 11/21/17 (144A)	1,200,000	1,240,500

Total Foreign Government (Cost $65,583,644)		58,330,206

Municipals—1.5%
Acalanes Union High School District, General Obligation Unlimited
1.427%, 08/01/18	1,000,000	1,000,460
City of Chicago, Illinois, General Obligation Unlimited
5.000%, 01/01/17	700,000	713,608
5.000%, 01/01/18	570,000	585,749

Municipals—(Continued)
City of Cleveland, Ohio, General Obligation, Ltd.
2.250%, 12/01/15	1,295,000	$1,299,131
Industry Public Facilities Authority, Tax Allocation Revenue
3.389%, 01/01/20	3,525,000	3,681,968
State Board of Administration Finance Corp., Revenue Bond
2.107%, 07/01/18	2,000,000	2,017,920
State of Arkansas, General Obligation Unlimited
3.250%, 06/15/22	985,000	1,058,087
State of Illinois, Refunding, General Obligation Unlimited
5.000%, 01/01/16	2,500,000	2,525,225
State of Minnesota, General Obligation Unlimited
2.500%, 08/01/18	1,250,000	1,295,050
State of Rhode Island, General Obligation Unlimited
5.000%, 08/01/19	2,250,000	2,563,920
University of California, Revenue Bond
0.697%, 07/01/41 (b)	5,875,000	5,874,002

Total Municipals (Cost $22,598,808)		22,615,120

Purchased Options—0.0%

Credit Default Swaptions—0.0%
Put - CDX.NA.HY.24, Exercise Price $101.00, Expires 12/16/15 (Counterparty - JPMorgan Chase Bank N.A.)	6,000,000	91,473
Put - CDX.NA.HY.24, Exercise Price $103.00, Expires 10/21/15 (Counterparty - Citibank N.A.)	5,900,000	66,427
Put - CDX.NA.IG.24, Exercise Rate 1.030%, Expires 12/16/15 (Counterparty - Credit Suisse International)	5,950,000	137,289
Put - CDX.NA.IG.24, Exercise Rate 0.850%, Expires 10/21/15 (Counterparty - JPMorgan Chase Bank N.A.)	12,000,000	38,363
Put - CDX.NA.IG.24, Exercise Rate 0.900%, Expires 12/16/15 (Counterparty - Credit Suisse International)	24,000,000	113,994

		447,546

Currency Option—0.0%
USD Call/CAD Put, Strike Price CAD 1.31, Expires 11/12/15 (Counterparty - JPMorgan Chase Bank N.A.)	1,600,000	39,040

Total Purchased Options (Cost $526,371)		486,586

MIST-216

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—10.6%

Security Description	Principal Amount*/ Shares	Value

Discount Note—0.7%
Federal Home Loan Bank
0.010%, 10/01/15 (g)	10,210,000	$10,210,000

Mutual Fund—0.8%
State Street Navigator Securities Lending MET Portfolio (h)	11,979,532	11,979,532

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $18,351,219 on 10/01/15, collateralized by $18,580,000 Federal Home Loan Bank at 1.000% due 06/21/17 with a value of $18,719,350.	18,351,219	18,351,219

U.S. Treasury—7.9%
U.S. Treasury Bills
0.070%, 11/12/15 (g)	45,000,000	45,000,675
0.075%, 11/19/15 (g)	37,500,000	37,500,750
0.101%, 12/17/15 (g)	25,000,000	25,000,800
0.205%, 02/04/16 (a) (g)	10,000,000	9,999,340

		117,501,565

Total Short-Term Investments (Cost $158,020,648)		158,042,316
Total Investments—100.6% (Cost $1,526,166,534)		1,500,489,912
Unfunded Loan Commitments—(0.1)% (Cost $(1,825,218))		(1,825,218)
Net Investments—100.5% (Cost $1,524,341,316)(i)		1,498,664,694
Other assets and liabilities (net)—(0.5)%		(6,810,231)

Net Assets—100.0%		$1,491,854,463

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $11,616,899 and the collateral received consisted of cash in the amount of $11,979,533. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(d)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(e)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(f)	Principal amount of security is adjusted for inflation.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(i)	As of September 30, 2015, the aggregate cost of investments was $1,524,341,316. The aggregate unrealized appreciation and depreciation of investments were $20,181,160 and $(45,857,782), respectively, resulting in net unrealized depreciation of $(25,676,622).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $269,384,734, which is 18.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CHF)—	Swiss Franc
(CLO)—	Collateralized Loan Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty

MIST-217

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	1,000,000	Deutsche Bank AG	10/22/15	$739,500	$(38,368)
AUD	56,355	Deutsche Bank AG	12/17/15	41,556	(2,159)
AUD	640,000	Deutsche Bank AG	12/17/15	468,416	(21,003)
GBP	1,400,000	Deutsche Bank AG	02/22/16	2,157,680	(40,911)
INR	81,540,000	Deutsche Bank AG	01/14/16	1,206,035	14,170
MYR	5,034,000	Deutsche Bank AG	01/14/16	1,190,071	(52,158)
SGD	2,029,634	Morgan Stanley & Co. LLC	12/17/15	1,506,055	(83,391)
SGD	631,300	Deutsche Bank AG	01/14/16	459,261	(17,134)
SGD	2,139,632	Deutsche Bank AG	02/22/16	1,513,498	(16,540)
SGD	1,629,622	Morgan Stanley & Co. LLC	02/22/16	1,152,450	(12,312)

Contracts to Deliver
AUD	1,000,000	Deutsche Bank AG	10/22/15	$792,500	$91,368
AUD	2,997,503	Deutsche Bank AG	12/17/15	2,298,935	203,430
AUD	400,000	Deutsche Bank AG	01/14/16	292,680	13,434
CAD	2,000,000	Deutsche Bank AG	01/14/16	1,567,030	68,944
CHF	51,878	Deutsche Bank AG	10/22/15	55,921	2,656
DKK	77,538,104	Royal Bank of Scotland plc	02/17/16	11,886,878	233,439
EUR	70,764	Barclays Bank plc	10/22/15	79,454	359
EUR	52,102	Citibank N.A.	10/22/15	58,445	209
EUR	8,235,310	Deutsche Bank AG	10/22/15	9,219,429	14,563
EUR	3,926,085	Deutsche Bank AG	10/22/15	4,398,118	9,809
EUR	1,618,079	JPMorgan Chase Bank N.A.	10/22/15	1,814,627	6,049
EUR	3,200,000	Deutsche Bank AG	12/17/15	3,633,344	53,034
EUR	183,001	Barclays Bank plc	01/14/16	198,920	(5,957)
EUR	13,478,307	Deutsche Bank AG	01/14/16	14,665,746	(423,771)
EUR	87,929	JPMorgan Chase Bank N.A.	01/14/16	95,659	(2,781)
EUR	2,909,965	Citibank N.A.	02/22/16	3,302,723	42,156
EUR	5,012,743	Deutsche Bank AG	02/22/16	5,687,233	70,539
EUR	3,500,000	Deutsche Bank AG	02/22/16	3,904,600	(17,091)
EUR	2,736,318	Deutsche Bank AG	02/22/16	3,052,636	(13,362)
EUR	1,600,000	Deutsche Bank AG	02/22/16	1,803,200	10,427
EUR	9,213,000	Goldman Sachs & Co.	02/22/16	10,453,070	130,059
EUR	870,600	JPMorgan Chase Bank N.A.	02/22/16	971,886	(3,607)
GBP	2,053,243	Deutsche Bank AG	01/14/16	3,193,409	88,458
GBP	1,030,342	Deutsche Bank AG	02/22/16	1,614,649	56,795
JPY	99,997,600	Citibank N.A.	01/14/16	807,504	(27,877)
JPY	2,270,843,000	Deutsche Bank AG	01/14/16	18,325,812	(644,843)
JPY	149,719,000	JPMorgan Chase Bank N.A.	01/14/16	1,208,864	(41,891)
JPY	864,695,750	Deutsche Bank AG	02/22/16	7,233,405	3,678
JPY	217,458,000	Deutsche Bank AG	02/22/16	1,815,418	(2,750)
JPY	88,300,000	HSBC Bank plc	02/22/16	739,011	734
JPY	259,100,000	JPMorgan Chase Bank N.A.	02/22/16	2,168,546	2,209
JPY	547,555,500	Morgan Stanley & Co. LLC	02/22/16	4,581,882	3,766
JPY	258,876,042	JPMorgan Chase Bank N.A.	09/02/16	2,538,000	362,223
JPY	102,408,333	JPMorgan Chase Bank N.A.	09/02/16	870,627	9,914
MYR	9,000,000	Deutsche Bank AG	01/14/16	2,319,707	285,299
NZD	13,847,779	Deutsche Bank AG	01/11/16	9,062,679	271,520
NZD	1,188,662	Deutsche Bank AG	01/11/16	779,120	24,507
NZD	710,000	Deutsche Bank AG	01/11/16	461,642	10,904

Net Unrealized Appreciation					$616,746

MIST-218

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
Canada Government Bond 5 Year Futures	12/18/15	90	CAD	11,220,089	$(57,841)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/15	(9)	USD	(1,397,860)	$(18,234)
U.S. Treasury Note 10 Year Futures	12/21/15	(225)	USD	(28,635,767)	(329,467)
U.S. Treasury Note 2 Year Futures	12/31/15	(39)	USD	(8,532,375)	(9,844)
U.S. Treasury Note 5 Year Futures	12/31/15	(825)	USD	(98,759,881)	(665,510)
U.S. Treasury Ultra Long Bond Futures	12/21/15	(8)	USD	(1,272,980)	(10,270)

Net Unrealized Depreciation					$(1,091,166)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Depreciation
USD Call/CAD Put	CAD 1.360	JPMorgan Chase Bank N.A.	11/12/15	(1,600,000)	$(9,872)	$(10,080)	$(208)

Credit Default Swaptions	Strike Price/ Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 5 Yr. CDS	1.000%	JPMorgan Chase Bank N.A.	CDX.NA.IG.24	Sell	10/21/15	USD	(12,000,000)	$(16,200)	$(11,666)	$4,534
Put - 5 Yr. CDS	1.100%	Credit Suisse International	CDX.NA.IG.24	Sell	12/16/15	USD	(24,000,000)	(64,800)	(54,972)	9,828
Put - 5 Yr. CDS	$99.00	Citibank N.A.	CDX.NA.HY.24	Sell	10/21/15	USD	(5,900,000)	(34,462)	(12,761)	21,701
Put - 5 Yr. CDS	$98.00	JPMorgan Chase Bank N.A.	CDX.NA.HY.24	Sell	12/16/15	USD	(6,000,000)	(84,645)	(49,214)	35,431
Put - 5 Yr. CDS	$100.00	Credit Suisse International	CDX.NA.HY.24	Sell	12/16/15	USD	(5,950,000)	(63,323)	(73,742)	(10,419)

Totals								$(263,430)	$(202,355)	$61,075

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	Citibank N.A.	$2,241,399	CHF2,000,000	$159,478	$—	$159,478
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.125% based on the notional amount of currency received	10/13/17	JPMorgan Chase Bank N.A.	781,250	CHF 750,000	(40,774)	1,057	(41,831)

Totals						$118,704	$1,057	$117,647

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

MIST-219

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3M LIBOR	2.250%	12/16/22	USD	9,800,000	$(35,571)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.24	5.000%	06/20/20	4.291%	USD	1,584,000	$(20,900)
CDX.NA.HY.24	5.000%	06/20/20	4.291%	USD	14,058,000	(173,749)

Net Unrealized Depreciation						$(194,649)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%)	06/20/17	Barclays Bank plc	0.596%	USD	2,000,000	$(175,770)	$(187,584)	$11,814
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%)	09/20/17	Barclays Bank plc	0.596%	USD	1,000,000	(86,832)	(95,126)	8,294
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%)	09/20/17	Barclays Bank plc	0.596%	USD	3,000,000	(260,495)	(290,025)	29,530
Alcatel-Lucent USA, Inc. 6.500%, due 01/15/28	(5.000%)	09/20/17	Barclays Bank plc	0.596%	USD	3,000,000	(260,495)	(289,746)	29,251
Bank of America Corp. 5.000%, due 01/15/15	(1.000%)	09/20/17	Credit Suisse International	0.441%	USD	2,000,000	(22,090)	4,498	(26,588)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/16	Citibank N.A.	1.357%	USD	3,000,000	(79,360)	(140,925)	61,565
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Citibank N.A.	4.950%	USD	2,500,000	(21,134)	(129,684)	108,550
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	4.950%	USD	2,000,000	(3,392)	(86,028)	82,636
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	4.950%	USD	5,000,000	(8,481)	(249,868)	241,387
Beazer Homes USA, Inc. 9.125%, due 05/15/19	(5.000%)	06/20/19	Credit Suisse International	4.950%	USD	5,000,000	(8,481)	(228,025)	219,544
Centex Corp. 5.250%, due 06/15/15	(5.000%)	06/20/16	Credit Suisse International	0.079%	USD	6,000,000	(215,775)	(737,831)	522,056
Century Link 6.000%, due 04/01/17	(5.000%)	06/20/17	Barclays Bank plc	1.790%	USD	1,000,000	(54,671)	(97,281)	42,610
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%)	09/20/16	Barclays Bank plc	0.187%	USD	2,000,000	(94,646)	(241,928)	147,282
Constellation Brands, Inc. 7.250%, due 09/01/16	(5.000%)	06/20/17	Barclays Bank plc	0.275%	USD	2,000,000	(163,384)	(262,181)	98,797
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%)	03/20/16	JPMorgan Chase Bank N.A.	0.223%	USD	3,425,000	(77,976)	(394,626)	316,650
D.R. Horton, Inc. 5.250% due 02/15/15	(5.000%)	06/20/17	Citibank N.A.	0.425%	USD	2,000,000	(158,009)	(281,353)	123,344
DPL, Inc. 7.250%, due 10/25/21	(5.000%)	12/20/16	JPMorgan Chase Bank N.A.	1.158%	USD	1,131,000	(53,128)	(104,572)	51,444
Dell, Inc. 7.100%, due 04/15/28	(1.000%)	06/20/16	Citibank N.A.	0.761%	USD	1,500,000	(2,615)	(2,575)	(40)
Dell, Inc. 7.100%, due 04/15/28	(5.000%)	06/20/19	Barclays Bank plc	2.334%	USD	1,000,000	(94,196)	(152,208)	58,012

MIST-220

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a) (continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%)	03/20/16	Barclays Bank plc	1.097%	USD	2,500,000	$(46,342)	$(162,053)	$115,711
Embarq Corp. 7.082%, due 06/01/16	(5.000%)	06/20/16	Credit Suisse International	0.216%	USD	2,071,000	(72,344)	(247,588)	175,244
Hospitality Properties Trust 5.125%, due 02/15/15	(5.000%)	03/20/17	Credit Suisse International	0.403%	USD	5,000,000	(334,138)	(663,898)	329,760
Kinder Morgan Energy Partners L.P. 3.950%, due 09/01/22	(5.000%)	03/20/20	Citibank N.A.	1.739%	USD	5,000,000	(692,908)	(1,063,304)	370,396
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	06/20/18	Citibank N.A.	1.104%	USD	5,500,000	(575,208)	(628,661)	53,453
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Citibank N.A.	1.663%	USD	1,350,000	(171,671)	(155,949)	(15,722)
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	09/20/19	Credit Suisse International	1.663%	USD	2,000,000	(254,328)	(285,162)	30,834
Lennar Corp. 4.750%, due 12/15/17	(5.000%)	12/20/19	Citibank N.A.	1.752%	USD	2,000,000	(261,347)	(264,588)	3,241
NRG Energy, Inc. 6.250%, due 07/15/22	(5.000%)	03/20/18	Barclays Bank plc	2.557%	USD	1,400,000	(81,828)	(64,144)	(17,684)
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.586%	USD	1,000,000	(119,392)	(117,750)	(1,642)
Owens-Illinois, Inc. 7.800%, due 05/15/18	(5.000%)	06/20/18	Citibank N.A.	0.000%	USD	2,000,000	(209,855)	(209,855)	—
PPL Energy Supply LLC 5.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	0.611%	USD	3,000,000	(95,912)	(252,981)	157,069
PPL Energy Supply LLC 6.500%, due 05/01/18	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	0.611%	USD	3,000,000	(95,912)	(253,214)	157,302
Republic of Korea 7.125%, due 04/16/19	(1.000%)	09/20/20	Barclays Bank plc	0.734%	USD	1,500,000	(19,186)	(32,845)	13,659
Springleaf Finance Corp. 6.900%, due 12/15/17	(5.000%)	09/20/16	JPMorgan Chase Bank N.A.	1.069%	USD	3,000,000	(115,120)	(164,236)	49,116
Sprint Communications, Inc. 8.375%, due 08/15/17	(5.000%)	12/20/16	Barclays Bank plc	5.334%	USD	5,000,000	19,605	(253,583)	273,188
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	12/05/16	Barclays Bank plc	0.923%	USD	2,500,000	(124,868)	(230,083)	105,215
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Barclays Bank plc	3.081%	USD	4,500,000	(283,744)	(362,651)	78,907
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	03/20/19	Citibank N.A.	3.081%	USD	2,500,000	(157,636)	(220,999)	63,363
Toys “R” Us, Inc. 7.375%, due 10/15/18	(5.000%)	12/20/18	JPMorgan Chase Bank N.A.	19.938%	USD	2,200,000	720,351	550,000	170,351
Weatherford International, Ltd. 4.500%, due 04/15/22	(5.000%)	06/20/17	Credit Suisse International	2.477%	USD	5,000,000	(213,385)	(269,888)	56,503

Totals							$(5,026,098)	$(9,320,500)	$4,294,402

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Anadarko Petroleum Corp. 6.950%, due 06/15/19	1.000%	09/20/19	Barclays Bank plc	1.570%	USD	3,100,000	$(67,267)	$74,922	$(142,189)
Bank of America Corp. 5.650%, due 05/01/18	1.000%	09/20/17	Credit Suisse International	0.441%	USD	2,000,000	22,090	(4,498)	26,588

MIST-221

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d) (continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	09/20/19	Citibank N.A.	5.257%	USD	1,350,000	$(12,383)	$28,152	$(40,535)
Beazer Homes USA, Inc. 9.125%, due 05/15/19	5.000%	12/20/19	Citibank N.A.	5.520%	USD	2,000,000	(38,904)	59,704	(98,608)
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	03/20/22	Citibank N.A.	0.812%	USD	6,000,000	68,834	72,957	(4,123)
Celanese U.S. Holdings LLC 3.246%, due 10/31/16	1.800%	06/20/16	Credit Suisse International	0.402%	USD	500,000	5,095	—	5,095
China Government International Bond 7.500%, due 10/28/27	1.000%	09/20/20	Barclays Bank plc	1.213%	USD	3,000,000	(30,174)	7,341	(37,515)
Electricite de France S.A. 5.625%, due 02/21/33	1.000%	09/20/20	Barclays Bank plc	0.831%	EUR	3,300,000	30,541	87,531	(56,990)
Engie S.A. 5.125%, due 02/19/18	1.000%	09/20/20	Barclays Bank plc	0.568%	EUR	2,300,000	54,876	75,856	(20,980)
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	1.371%	USD	2,600,000	(36,754)	(139,372)	102,618
Obrigacoes Do Tesouro 4.950%, due 10/25/23	1.000%	09/20/19	JPMorgan Chase Bank N.A.	21.356%	USD	4,000,000	(1,647,139)	(197,893)	(1,449,246)
Orange S.A. 5.625%, due 05/22/18	1.000%	09/20/20	Citibank N.A.	0.704%	EUR	3,300,000	53,634	70,842	(17,208)
PSEG Power LLC 5.500%, due 12/01/15	1.000%	03/20/20	JPMorgan Chase Bank N.A.	0.948%	USD	5,600,000	12,672	(80,930)	93,602
Republic of Lithuania 4.500%, due 03/05/13	1.000%	06/20/16	Credit Suisse International	0.191%	USD	400,000	2,363	(18,566)	20,929
Tate & Lyle International Financial plc 6.750%, due 11/25/19	1.000%	09/20/19	Citibank N.A.	0.638%	EUR	2,300,000	36,893	52,058	(15,165)
Tenet Healthcare Corp. 6.875%, due 11/15/31	5.000%	12/20/18	Barclays Bank plc	2.676%	USD	2,500,000	179,082	169,065	10,017
United Mexico States 5.950%, due 03/19/19	1.000%	06/20/20	Citibank N.A.	1.680%	USD	1,600,000	(48,696)	(20,033)	(28,663)
iHeartCommunications, Inc. 6.875%, due 06/15/18	5.000%	06/20/18	Barclays Bank plc	34.737%	USD	1,600,000	(840,971)	(360,000)	(480,971)

Totals							$(2,256,208)	$(122,864)	$(2,133,344)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
MCDX.NA.24	1.000%	06/20/20	Citibank N.A.	1.022%	USD	840,000	$(789)	$380	$(1,169)
MCDX.NA.24	1.000%	06/20/20	Citibank N.A.	1.022%	USD	3,300,000	(3,100)	7,660	(10,760)
MCDX.NA.24	1.000%	06/20/20	Citibank N.A.	1.022%	USD	4,000,000	(3,757)	7,420	(11,177)

Totals							$(7,646)	$15,460	$(23,106)

Cash in the amount of $110,000 and securities in the amount of $537,103 have been received at the custodian bank as collateral for OTC swap contracts and forward foreign currency exchange contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter

MIST-222

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(LIBOR)—	London Interbank Offered Rate
(MCDX.NA)—	Markit North America Municipal Single Name CDS Index

MIST-223

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$652,839,541	$—	$652,839,541
Total Asset-Backed Securities*	—	256,020,345	—	256,020,345
Total Mortgage-Backed Securities*	—	207,596,247	—	207,596,247
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	84,168,838	—	84,168,838
Total U.S. Treasury & Government Agencies*	—	58,565,495	—	58,565,495
Total Foreign Government*	—	58,330,206	—	58,330,206
Total Municipals	—	22,615,120	—	22,615,120
Total Purchased Options*	—	486,586	—	486,586
Short-Term Investments
Discount Note	—	10,210,000	—	10,210,000
Mutual Fund	11,979,532	—	—	11,979,532
Repurchase Agreement	—	18,351,219	—	18,351,219
U.S. Treasury	—	117,501,565	—	117,501,565
Total Short-Term Investments	11,979,532	146,062,784	—	158,042,316
Total Net Investments	$11,979,532	$1,486,685,162	$—	$1,498,664,694
Collateral for Securities Loaned (Liability)	$—	$(11,979,532)	$—	$(11,979,532)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,084,652	$—	$2,084,652
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,467,906)	—	(1,467,906)
Total Forward Contracts	$—	$616,746	$—	$616,746
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,091,166)	$—	$—	$(1,091,166)
Written Options
Credit Default Swaptions at Value	$—	$(202,355)	$—	$(202,355)
Foreign Currency Written Options at Value	—	(10,080)	—	(10,080)
Total Written Options	$—	$(212,435)	$—	$(212,435)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(230,220)	$—	$(230,220)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,365,514	$—	$1,365,514
OTC Swap Contracts at Value (Liabilities)	—	(8,536,762)	—	(8,536,762)
Total OTC Swap Contracts	$—	$(7,171,248)	$—	$(7,171,248)

*	See Schedule of Investments for additional detailed categorizations.

MIST-224

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—75.4% of Net Assets

Security Description	Principal Amount*	Value

Brazil—3.8%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/15 (BRL)	800,000	$201,795
Zero Coupon, 01/01/16 (BRL)	11,500,000	2,802,734
Zero Coupon, 07/01/16 (BRL)	15,300,000	3,469,081
Zero Coupon, 10/01/16 (BRL)	760,000	165,565
Zero Coupon, 01/01/17 (BRL)	17,580,000	3,697,715
Zero Coupon, 01/01/18 (BRL)	10,440,000	1,882,184
Brazil Notas do Tesouro Nacional
6.000%, 08/15/16 (BRL) (a)	3,245,000	2,196,925
6.000%, 08/15/18 (BRL) (a)	4,225,000	2,777,171
6.000%, 05/15/19 (BRL) (a)	2,420,000	1,574,162
6.000%, 08/15/20 (BRL) (a)	430,000	278,078
6.000%, 08/15/22 (BRL) (a)	6,930,000	4,362,927
6.000%, 05/15/23 (BRL) (a)	1,070,000	669,753
6.000%, 08/15/24 (BRL) (a)	1,140,000	707,913
6.000%, 05/15/45 (BRL) (a)	6,400,000	3,690,529
10.000%, 01/01/17 (BRL)	78,275,000	18,578,838
10.000%, 01/01/19 (BRL)	6,700,000	1,454,547
10.000%, 01/01/21 (BRL)	3,480,000	708,830
10.000%, 01/01/23 (BRL)	8,090,000	1,558,564

		50,777,311

Hungary—4.4%
Hungary Government Bonds
4.000%, 04/25/18 (HUF)	173,970,000	658,536
5.500%, 12/20/18 (HUF)	898,550,000	3,574,304
5.500%, 06/24/25 (HUF)	2,316,590,000	9,712,975
6.000%, 11/24/23 (HUF)	131,790,000	561,775
6.500%, 06/24/19 (HUF)	263,500,000	1,087,613
6.750%, 11/24/17 (HUF)	1,489,110,000	5,975,483
7.000%, 06/24/22 (HUF)	1,636,310,000	7,191,217
7.500%, 11/12/20 (HUF)	70,630,000	312,576
Hungary Government International Bonds
3.875%, 02/24/20 (EUR) (b)	5,700,000	7,055,138
4.375%, 07/04/17 (EUR)	171,000	203,278
5.750%, 06/11/18 (EUR)	4,840,000	6,062,067
6.250%, 01/29/20	10,995,000	12,355,082
6.375%, 03/29/21 (b)	4,058,000	4,632,191

		59,382,235

Iceland—0.2%
Iceland Government International Bond
5.875%, 05/11/22 (144A)	2,740,000	3,120,438

Indonesia—4.4%
Indonesia Treasury Bills
5.815%, 02/04/16 (IDR) (c)	9,544,000,000	636,784
6.016%, 01/07/16 (IDR) (c)	15,490,000,000	1,035,451
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,437,000,000	5,144,075
7.000%, 05/15/22 (IDR)	80,237,000,000	4,763,120
7.875%, 04/15/19 (IDR)	53,373,000,000	3,459,700
8.250%, 07/15/21 (IDR)	35,046,000,000	2,250,767
8.375%, 03/15/24 (IDR)	71,991,000,000	4,541,477
8.375%, 09/15/26 (IDR)	13,258,000,000	834,697

Indonesia—(Continued)
Indonesia Treasury Bonds
8.375%, 03/15/34 (IDR)	49,720,000,000	2,942,847
9.000%, 03/15/29 (IDR)	9,426,000,000	604,223
10.000%, 09/15/24 (IDR)	186,070,000,000	12,819,905
10.000%, 02/15/28 (IDR)	34,960,000,000	2,391,431
10.250%, 07/15/22 (IDR)	31,077,000,000	2,178,572
11.000%, 11/15/20 (IDR)	28,950,000,000	2,081,120
11.500%, 09/15/19 (IDR)	7,238,000,000	523,280
12.800%, 06/15/21 (IDR)	165,808,000,000	12,830,370
12.900%, 06/15/22 (IDR)	1,583,000,000	124,028

		59,161,847

Ireland—2.1%
Ireland Government Bond
5.400%, 03/13/25 (EUR)	18,461,440	28,228,457

Lithuania—0.6%
Lithuania Government International Bonds
6.125%, 03/09/21 (144A)	930,000	1,084,986
7.375%, 02/11/20 (144A)	6,420,000	7,704,000

		8,788,986

Malaysia—6.3%
Bank Negara Malaysia Monetary Notes
0.000%, 10/01/15 (MYR) (c)	10,040,000	2,283,819
2.946%, 09/15/16 (MYR) (c)	14,350,000	3,168,517
2.948%, 04/19/16 (MYR) (c)	1,290,000	288,394
2.952%, 05/03/16 (MYR) (c)	4,310,000	962,713
2.966%, 09/22/16 (MYR) (c)	12,560,000	2,771,589
2.973%, 06/07/16 (MYR) (c)	17,450,000	3,885,942
2.980%, 03/01/16 (MYR) (c)	12,060,000	2,708,387
3.068%, 11/12/15 (MYR) (c)	58,370,000	13,232,791
3.099%, 11/24/15 (MYR) (c)	320,000	72,463
3.102%, 11/03/15 (MYR) (c)	720,000	163,355
3.150%, 10/27/15 (MYR) (c)	180,000	40,860
Malaysia Government Bonds
3.172%, 07/15/16 (MYR)	65,298,000	14,853,644
3.197%, 10/15/15 (MYR)	22,965,000	5,224,344
3.394%, 03/15/17 (MYR)	107,930,000	24,562,076
3.814%, 02/15/17 (MYR)	9,450,000	2,164,779
4.262%, 09/15/16 (MYR)	17,060,000	3,920,340
Malaysia Treasury Bills
2.704%, 05/27/16 (MYR) (c)	360,000	80,241
2.739%, 12/11/15 (MYR) (c)	2,030,000	459,062
2.860%, 04/29/16 (MYR) (c)	930,000	207,802
2.869%, 10/23/15 (MYR) (c)	110,000	24,979
2.894%, 03/18/16 (MYR) (c)	510,000	114,361
2.917%, 10/09/15 (MYR) (c)	100,000	22,736
2.928%, 08/05/16 (MYR) (c)	4,050,000	897,353
2.934%, 01/22/16 (MYR) (c)	2,520,000	567,859
2.988%, 12/04/15 (MYR) (c)	7,260,000	1,642,754
3.108%, 01/22/16 (MYR) (c)	560,000	126,184

		84,447,344

MIST-225

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Mexico—14.2%
Mexican Bonos
6.250%, 06/16/16 (MXN)	124,988,000	$7,525,283
7.250%, 12/15/16 (MXN)	311,355,000	19,169,323
7.750%, 12/14/17 (MXN)	195,000,000	12,403,008
8.000%, 12/17/15 (MXN)	178,438,000	10,649,492
Mexican Udibonos
2.500%, 12/10/20 (MXN) (a)	13,056,592	782,871
3.500%, 12/14/17 (MXN) (a)	24,116,730	1,517,193
4.000%, 06/13/19 (MXN) (a)	16,539,765	1,057,055
5.000%, 06/16/16 (MXN) (a)	24,111,420	1,477,359
Mexico Cetes
0.000%, 10/01/15 (MXN) (c)	851,358,000	5,035,758
3.104%, 10/29/15 (MXN) (c)	47,457,000	280,047
3.113%, 10/15/15 (MXN) (c)	51,584,000	304,764
3.119%, 03/03/16 (MXN) (c)	1,139,473,000	6,646,931
3.125%, 01/07/16 (MXN) (c)	990,642,000	5,809,574
3.139%, 11/12/15 (MXN) (c)	243,160,000	1,433,236
3.146%, 11/26/15 (MXN) (c)	1,056,856,000	6,222,015
3.150%, 12/10/15 (MXN) (c)	2,033,457,000	11,954,945
3.201%, 03/31/16 (MXN) (c)	3,568,116,000	20,746,063
3.208%, 04/14/16 (MXN) (c)	486,508,000	2,827,030
3.220%, 03/17/16 (MXN) (c)	206,286,000	1,201,115
3.222%, 02/04/16 (MXN) (c)	1,542,939,000	9,021,295
3.231%, 01/21/16 (MXN) (c)	635,514,000	3,720,627
3.237%, 12/24/15 (MXN) (c)	871,630,000	5,116,377
3.321%, 04/28/16 (MXN) (c)	1,079,467,000	6,263,883
3.342%, 02/18/16 (MXN) (c)	1,501,392,000	8,765,943
3.358%, 12/03/15 (MXN) (c)	98,717,000	580,626
3.392%, 05/26/16 (MXN) (c)	2,668,957,000	15,429,678
3.408%, 06/23/16 (MXN) (c)	3,683,566,000	21,234,288
3.515%, 08/18/16 (MXN) (c)	636,050,000	3,642,848

		190,818,627

Peru—0.1%
Peru Government Bond
7.840%, 08/12/20 (PEN)	5,663,000	1,845,930

Philippines—4.7%
Philippine Government Bonds
1.625%, 04/25/16 (PHP)	1,290,540,000	27,498,497
7.000%, 01/27/16 (PHP)	1,438,280,000	31,237,725
Philippine Treasury Bills
1.113%, 02/03/16 (PHP) (c)	45,240,000	962,263
1.261%, 08/03/16 (PHP) (c)	45,240,000	955,441
1.331%, 11/04/15 (PHP) (c)	12,000,000	256,454
1.408%, 02/03/16 (PHP) (c)	22,330,000	475,676
1.415%, 12/02/15 (PHP) (c)	29,720,000	634,548
1.424%, 03/02/16 (PHP) (c)	16,900,000	359,604
1.476%, 10/07/15 (PHP) (c)	38,490,000	823,320

		63,203,528

Poland—7.1%
Poland Government Bonds
Zero Coupon, 01/25/16 (PLN)	58,547,000	15,329,942
Zero Coupon, 07/25/16 (PLN)	107,520,000	27,910,751

Poland—(Continued)
Poland Government Bonds
1.790%, 01/25/17 (PLN) (d)	28,518,000	7,500,013
1.790%, 01/25/21 (PLN) (d)	28,929,000	7,451,969
4.750%, 10/25/16 (PLN)	60,400,000	16,399,987
4.750%, 04/25/17 (PLN)	1,320,000	363,298
5.000%, 04/25/16 (PLN)	23,660,000	6,341,875
6.250%, 10/24/15 (PLN)	53,896,000	14,220,877

		95,518,712

Portugal—0.9%
Portugal Government International Bond
5.125%, 10/15/24 (144A)	11,910,000	12,620,074

Serbia—1.8%
Republic of Serbia
4.875%, 02/25/20 (144A)	3,150,000	3,181,878
5.250%, 11/21/17 (144A)	1,720,000	1,778,050
7.250%, 09/28/21 (144A)	17,560,000	19,667,200

		24,627,128

Singapore—4.9%
Monetary Authority of Singapore
0.868%, 12/22/15 (SGD) (c)	37,820,000	26,505,680
0.909%, 11/20/15 (SGD) (c)	16,880,000	11,843,970
0.917%, 11/13/15 (SGD) (c)	15,523,000	10,894,363
0.947%, 11/06/15 (SGD) (c)	23,500,000	16,496,569

		65,740,582

Slovenia—0.4%
Slovenia Government International Bonds
5.500%, 10/26/22 (144A) (b)	3,200,000	3,593,613
5.850%, 05/10/23 (144A) (b)	1,850,000	2,113,773

		5,707,386

South Korea—14.9%
Korea Monetary Stabilization Bonds
Zero Coupon, 10/06/15 (KRW)	10,441,300,000	8,807,144
Zero Coupon, 10/13/15 (KRW)	3,443,000,000	2,903,268
Zero Coupon, 11/10/15 (KRW)	11,322,100,000	9,536,336
Zero Coupon, 12/15/15 (KRW)	8,826,500,000	7,423,032
1.520%, 09/09/16 (KRW)	2,370,700,000	2,001,644
1.560%, 08/09/16 (KRW)	10,378,600,000	8,779,212
1.570%, 07/09/16 (KRW)	10,130,600,000	8,581,224
1.620%, 06/09/16 (KRW)	817,900,000	691,189
1.920%, 03/09/16 (KRW)	521,000,000	440,360
1.960%, 02/02/17 (KRW)	275,400,000	233,647
2.070%, 12/02/16 (KRW)	9,398,300,000	7,978,382
2.130%, 10/08/15 (KRW)	620,200,000	523,314
2.220%, 10/02/16 (KRW)	1,595,700,000	1,355,436
2.460%, 08/02/16 (KRW)	9,348,700,000	7,949,652
2.780%, 02/02/16 (KRW)	5,175,740,000	4,385,506
2.790%, 06/02/16 (KRW)	7,884,300,000	6,708,533
2.800%, 04/02/16 (KRW)	14,113,890,000	11,985,161
2.810%, 10/02/15 (KRW)	1,092,000,000	921,351
2.900%, 12/02/15 (KRW)	50,392,100,000	42,616,973

MIST-226

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—(Continued)
Korea Treasury Bonds
2.750%, 12/10/15 (KRW)	11,222,000,000	$9,490,434
2.750%, 06/10/16 (KRW)	21,823,000,000	18,568,551
3.000%, 12/10/16 (KRW)	44,860,740,000	38,494,549
4.000%, 03/10/16 (KRW)	1,043,200,000	889,836

		201,264,734

Sri Lanka—0.7%
Sri Lanka Government Bonds
6.400%, 08/01/16 (LKR)	56,200,000	395,572
6.400%, 10/01/16 (LKR)	35,400,000	248,340
7.500%, 08/15/18 (LKR)	25,830,000	177,467
8.000%, 06/15/17 (LKR)	13,890,000	98,078
8.000%, 11/15/18 (LKR)	243,630,000	1,682,840
8.000%, 11/01/19 (LKR)	13,890,000	94,814
8.250%, 03/01/17 (LKR)	540,000	3,842
8.500%, 11/01/15 (LKR)	71,720,000	508,400
8.500%, 04/01/18 (LKR)	170,110,000	1,202,884
8.500%, 06/01/18 (LKR)	1,410,000	9,943
8.500%, 07/15/18 (LKR)	45,000,000	316,888
9.000%, 05/01/21 (LKR)	3,530,000	24,306
9.250%, 05/01/20 (LKR)	55,880,000	388,680
10.600%, 07/01/19 (LKR)	340,660,000	2,519,274
10.600%, 09/15/19 (LKR)	55,760,000	414,115
11.000%, 08/01/21 (LKR)	219,060,000	1,637,218
11.200%, 07/01/22 (LKR)	26,640,000	200,448

		9,923,109

Ukraine—3.9%
Financing of Infrastrucural Projects State Enterprise
7.400%, 04/20/18 (144A)	400,000	312,080
8.375%, 11/03/17 (144A)	440,000	343,288
Ukraine Government International Bonds
4.950%, 10/13/15 (144A) (EUR)	150,000	136,016
6.250%, 06/17/16 (144A)	3,440,000	2,693,176
6.580%, 11/21/16 (144A)	5,050,000	3,968,795
7.500%, 04/17/23 (144A)	3,400,000	2,710,208
7.750%, 09/23/20 (144A)	10,039,000	8,088,924
7.800%, 11/28/22 (144A)	4,150,000	3,289,705
7.950%, 02/23/21 (144A) (b)	9,904,000	7,850,901
9.250%, 07/24/17 (144A) (b)	26,950,000	21,314,162
Ukreximbank Via Biz Finance plc
9.750%, 01/22/25 (144A)	1,330,000	1,137,150

		51,844,405

Total Foreign Government (Cost $1,145,971,600)		1,017,020,833

Short-Term Investments—23.7%
Security Description	Principal Amount*/ Shares	Value

Discount Notes—1.7%
Federal Home Loan Bank
0.010%, 10/01/15 (c)	12,000,000	12,000,000
Federal Home Loan Mortgage Corp.
0.010%, 10/01/15 (c)	10,800,000	10,800,000

		22,800,000

Mutual Fund—1.7%
State Street Navigator Securities Lending MET Portfolio (e)	23,031,260	23,031,260

Repurchase Agreement—20.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $273,072,710 on 10/01/15, collateralized by $277,700,000 Federal National Mortgage Association with rates ranging from 1.670% - 1.750%, maturity dates ranging from 02/10/20 - 02/12/20, with a value of $278,536,681.	273,072,710	273,072,710

Total Short-Term Investments (Cost $318,903,970)		318,903,970

Total Investments—99.1% (Cost $1,464,875,570) (f)		1,335,924,803
Other assets and liabilities (net)—0.9%		12,382,030

Net Assets—100.0%		$1,348,306,833

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $22,137,974 and the collateral received consisted of cash in the amount of $23,031,260. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	The rate shown represents current yield to maturity.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	As of September 30, 2015, the aggregate cost of investments was $1,464,875,570. The aggregate unrealized appreciation and depreciation of investments were $12,945,411 and $(141,896,178), respectively, resulting in net unrealized depreciation of $(128,950,767).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $106,708,417, which is 7.9% of net assets.
(BRL)—	Brazilian Real
(EUR)—	Euro
(HUF)—	Hungarian Forint

MIST-227

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar

Top Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Global Government Investment Grade	35.4
Global Government High Yield	40.0

75.4

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	108,963,000	Deutsche Bank AG	10/01/15	USD	154,777	$1,771
CLP	31,180,000	Deutsche Bank AG	10/06/15	USD	45,012	(231)
CLP	36,802,000	Deutsche Bank AG	10/07/15	USD	57,670	(4,819)
CLP	91,925,000	Deutsche Bank AG	10/21/15	USD	134,511	(2,671)
CLP	753,400,000	Morgan Stanley & Co.	10/23/15	USD	1,147,601	(67,264)
CLP	1,219,790,000	Morgan Stanley & Co.	10/23/15	USD	1,782,537	(33,421)
CLP	141,690,000	Deutsche Bank AG	10/26/15	USD	206,107	(2,987)
CLP	58,234,000	Deutsche Bank AG	10/28/15	USD	82,363	1,103
CLP	108,963,000	Deutsche Bank AG	11/02/15	USD	153,816	2,286
CLP	438,100,000	Barclays Bank plc	11/05/15	USD	641,200	(13,753)
CLP	101,783,000	Deutsche Bank AG	11/06/15	USD	148,980	(3,220)
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	11/09/15	USD	13,523,566	(189,622)
CLP	611,090,000	Morgan Stanley & Co.	11/09/15	USD	886,061	(11,194)
CLP	46,749,000	Citibank N.A.	11/10/15	USD	67,846	(924)
CLP	1,079,310,000	Morgan Stanley & Co.	11/10/15	USD	1,562,632	(17,585)
CLP	154,194,000	Deutsche Bank AG	11/12/15	USD	223,826	(3,138)
CLP	438,900,000	Deutsche Bank AG	11/12/15	USD	643,218	(15,047)
CLP	96,622,000	Deutsche Bank AG	11/13/15	USD	139,910	(1,634)
CLP	9,249,063,000	Deutsche Bank AG	11/16/15	USD	13,469,836	(237,286)
CLP	46,326,000	JPMorgan Chase Bank N.A.	11/16/15	USD	67,222	(944)
CLP	376,530,000	Morgan Stanley & Co.	11/17/15	USD	544,709	(6,062)
CLP	893,975,000	Morgan Stanley & Co.	11/17/15	USD	1,293,647	(14,768)
CLP	202,610,000	Barclays Bank plc	11/19/15	USD	288,249	1,540
CLP	433,400,000	Deutsche Bank AG	11/23/15	USD	628,726	(9,081)
CLP	246,100,000	JPMorgan Chase Bank N.A.	11/27/15	USD	347,673	4,050
CLP	464,410,000	Deutsche Bank AG	11/30/15	USD	673,702	(10,166)
CLP	1,155,000,000	Barclays Bank plc	12/02/15	USD	1,651,416	(1,498)
CLP	113,400,000	Morgan Stanley & Co.	12/02/15	USD	161,527	465
CLP	96,622,000	Deutsche Bank AG	12/11/15	USD	139,506	(1,589)
CLP	93,075,000	Deutsche Bank AG	12/17/15	USD	134,046	(1,261)
CLP	687,600,000	JPMorgan Chase Bank N.A.	12/21/15	USD	1,000,801	(20,181)
EUR	4,440,000	Deutsche Bank AG	10/01/15	USD	4,991,448	(30,194)
EUR	1,990,000	Deutsche Bank AG	11/05/15	USD	2,367,264	(142,495)
INR	34,949,750	HSBC Bank plc	10/05/15	USD	538,158	(5,712)
INR	16,661,000	Deutsche Bank AG	10/27/15	USD	258,175	(5,362)
INR	76,037,667	Deutsche Bank AG	10/30/15	USD	1,144,017	9,148
INR	87,722,817	Deutsche Bank AG	10/30/15	USD	1,351,349	(20,971)
INR	228,261,000	HSBC Bank plc	10/30/15	USD	3,520,688	(58,950)
INR	34,949,750	HSBC Bank plc	11/05/15	USD	528,726	735
INR	34,949,750	HSBC Bank plc	11/05/15	USD	538,622	(9,161)
INR	110,978,417	Deutsche Bank AG	11/06/15	USD	1,705,000	(24,063)
INR	1,228,565,000	HSBC Bank plc	11/13/15	USD	19,019,801	(434,571)
INR	2,900,000,000	HSBC Bank plc	11/17/15	USD	43,991,918	(153,195)
INR	14,658,000	JPMorgan Chase Bank N.A.	11/23/15	USD	226,690	(5,345)
KRW	2,321,000,000	Deutsche Bank AG	03/29/16	USD	2,091,179	(140,154)

MIST-228

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	2,328,000,000	HSBC Bank plc	03/31/16	USD	1,946,163	$10,709
MXN	285,397,780	HSBC Bank plc	10/07/15	USD	20,670,514	(3,794,847)
MXN	35,485,000	Deutsche Bank AG	10/14/15	USD	2,594,691	(497,653)
MXN	521,116,000	Citibank N.A.	02/16/16	USD	33,817,840	(3,323,556)
MXN	16,965,000	HSBC Bank plc	03/11/16	USD	1,066,579	(75,755)
MYR	21,469,000	HSBC Bank plc	10/01/15	USD	6,418,236	(1,534,200)
MYR	13,558,531	JPMorgan Chase Bank N.A.	10/16/15	USD	4,077,018	(995,604)
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/15	USD	909,254	(217,867)
MYR	5,541,000	HSBC Bank plc	10/23/15	USD	1,657,146	(398,457)
MYR	4,132,000	Deutsche Bank AG	10/26/15	USD	1,239,984	(301,555)
MYR	2,756,789	HSBC Bank plc	10/26/15	USD	827,368	(201,266)
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/30/15	USD	849,528	(205,385)
MYR	2,742,080	Deutsche Bank AG	11/19/15	USD	802,341	(180,500)
MYR	1,632,000	HSBC Bank plc	11/20/15	USD	476,232	(106,154)
MYR	99,141,840	HSBC Bank plc	12/08/15	USD	26,418,802	(3,960,807)
MYR	306,000	JPMorgan Chase Bank N.A.	01/11/16	USD	82,781	(13,600)
MYR	1,022,000	JPMorgan Chase Bank N.A.	01/11/16	USD	276,478	(45,422)
MYR	10,421,193	HSBC Bank plc	02/29/16	USD	2,423,815	(73,992)
MYR	21,469,000	HSBC Bank plc	04/01/16	USD	4,749,253	83,350
MYR	54,230,000	JPMorgan Chase Bank N.A.	07/27/16	USD	13,851,852	(1,706,592)
MYR	7,610,828	HSBC Bank plc	08/08/16	USD	1,898,435	(194,576)
SGD	3,488,000	HSBC Bank plc	10/21/15	USD	2,487,963	(38,456)
SGD	10,928,651	Deutsche Bank AG	11/04/15	USD	8,273,640	(602,635)
SGD	3,014,189	Morgan Stanley & Co.	11/09/15	USD	2,254,020	(138,644)
SGD	2,353,000	HSBC Bank plc	11/12/15	USD	1,696,590	(45,396)
SGD	1,398,000	HSBC Bank plc	11/18/15	USD	994,381	(13,535)
SGD	3,051,000	Deutsche Bank AG	11/19/15	USD	2,300,905	(160,371)
SGD	569,250	Deutsche Bank AG	11/30/15	USD	426,932	(27,694)
SGD	569,250	Deutsche Bank AG	11/30/15	USD	420,421	(21,183)
SGD	2,180,000	JPMorgan Chase Bank N.A.	12/14/15	USD	1,620,095	(91,880)
SGD	2,625,000	HSBC Bank plc	12/22/15	USD	1,944,833	(105,157)
SGD	2,190,000	JPMorgan Chase Bank N.A.	01/25/16	USD	1,592,611	(59,299)
SGD	4,796,300	JPMorgan Chase Bank N.A.	01/27/16	USD	3,487,711	(129,790)
SGD	1,398,000	Deutsche Bank AG	02/24/16	USD	991,982	(13,945)
SGD	2,961,000	Deutsche Bank AG	02/26/16	USD	2,083,157	(11,758)
SGD	10,161,130	Morgan Stanley & Co.	02/26/16	USD	7,183,549	(75,222)
SGD	4,687,000	Deutsche Bank AG	03/14/16	USD	3,293,746	(16,352)
SGD	4,013,100	HSBC Bank plc	03/16/16	USD	2,832,810	(26,788)
SGD	1,398,000	HSBC Bank plc	08/17/16	USD	993,957	(20,137)

Contracts to Deliver
AUD	23,199,000	JPMorgan Chase Bank N.A.	11/18/15	USD	18,661,276	$2,418,888
AUD	5,331,000	Citibank N.A.	11/19/15	USD	4,253,525	521,311
AUD	16,989,000	JPMorgan Chase Bank N.A.	11/19/15	USD	13,540,233	1,646,295
AUD	190,000	Citibank N.A.	12/18/15	USD	145,689	12,870
AUD	383,100	Citibank N.A.	06/20/16	USD	291,447	25,858
AUD	960,000	JPMorgan Chase Bank N.A.	06/20/16	USD	728,381	62,847
AUD	29,844,000	JPMorgan Chase Bank N.A.	06/22/16	USD	22,630,705	1,942,659
CLP	108,963,000	Deutsche Bank AG	10/01/15	USD	154,229	(2,319)
EUR	4,440,000	Deutsche Bank AG	10/01/15	USD	5,663,753	702,499
EUR	2,310,000	JPMorgan Chase Bank N.A.	10/07/15	USD	2,927,625	346,250
EUR	3,012,496	Deutsche Bank AG	10/08/15	USD	3,280,458	(85,988)
EUR	3,220,000	Goldman Sachs & Co.	10/09/15	USD	4,079,257	480,876
EUR	3,821,000	HSBC Bank plc	10/13/15	USD	4,145,632	(124,633)
EUR	3,217,000	JPMorgan Chase Bank N.A.	10/14/15	USD	4,072,272	476,969
EUR	3,529,000	Deutsche Bank AG	10/26/15	USD	4,479,536	534,820

MIST-229

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,313,904	Barclays Bank plc	10/27/15	USD	2,938,589	$352,067
EUR	8,218,000	Deutsche Bank AG	10/28/15	USD	10,454,118	1,267,757
EUR	4,118,000	Goldman Sachs & Co.	10/29/15	USD	5,238,096	634,785
EUR	1,370,039	Deutsche Bank AG	10/30/15	USD	1,749,471	217,948
EUR	92,609	Deutsche Bank AG	11/03/15	USD	117,289	13,758
EUR	4,170,000	UBS AG	11/04/15	USD	5,242,733	580,855
EUR	1,990,000	Deutsche Bank AG	11/05/15	USD	2,495,918	271,148
EUR	652,963	Barclays Bank plc	11/06/15	USD	820,278	90,270
EUR	7,580,000	Goldman Sachs & Co.	11/09/15	USD	8,533,943	59,140
EUR	1,618,000	Deutsche Bank AG	11/10/15	USD	2,020,801	211,770
EUR	9,537,000	Citibank N.A.	11/12/15	USD	11,953,485	1,290,138
EUR	1,525,000	Deutsche Bank AG	11/12/15	USD	1,900,531	195,424
EUR	413,121	JPMorgan Chase Bank N.A.	11/12/15	USD	517,661	55,750
EUR	1,623,000	Morgan Stanley & Co.	11/12/15	USD	2,029,115	214,434
EUR	2,440,000	Goldman Sachs & Co.	11/13/15	USD	2,725,553	(2,663)
EUR	17,552,000	Standard Chartered Bank	11/13/15	USD	19,623,487	(1,776)
EUR	309,733	Deutsche Bank AG	11/16/15	USD	387,615	41,279
EUR	7,408,999	Goldman Sachs & Co.	11/16/15	USD	8,350,608	66,042
EUR	86,267	Deutsche Bank AG	11/19/15	USD	107,838	11,372
EUR	1,154,000	Goldman Sachs & Co.	11/23/15	USD	1,295,365	4,842
EUR	1,380,000	Deutsche Bank AG	12/04/15	USD	1,721,826	178,269
EUR	263,000	Standard Chartered Bank	12/09/15	USD	324,889	30,685
EUR	1,529,000	Bank of America N.A.	12/15/15	USD	1,901,235	190,595
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/15/15	USD	1,672,762	173,575
EUR	14,641,000	Barclays Bank plc	01/05/16	USD	17,844,833	1,456,814
EUR	10,266,434	Deutsche Bank AG	01/07/16	USD	12,313,766	821,808
EUR	13,187,000	Barclays Bank plc	01/11/16	USD	15,691,739	929,308
EUR	8,953,000	Standard Chartered Bank	01/13/16	USD	10,633,926	610,892
EUR	12,261,000	JPMorgan Chase Bank N.A.	01/15/16	USD	14,501,072	774,085
EUR	12,261,000	Barclays Bank plc	01/19/16	USD	14,510,562	782,391
EUR	776,000	Barclays Bank plc	01/19/16	USD	858,466	(10,392)
EUR	12,208,000	JPMorgan Chase Bank N.A.	01/19/16	USD	14,425,583	756,754
EUR	1,218,000	Barclays Bank plc	01/20/16	USD	1,328,448	(35,329)
EUR	913,000	Barclays Bank plc	01/21/16	USD	1,065,562	43,267
EUR	670,000	Deutsche Bank AG	01/22/16	USD	729,496	(20,726)
EUR	12,323,000	JPMorgan Chase Bank N.A.	01/25/16	USD	14,425,661	626,286
EUR	1,858,400	Citibank N.A.	01/29/16	USD	2,117,312	36,084
EUR	9,760,000	Deutsche Bank AG	01/29/16	USD	11,135,672	205,418
EUR	8,440,000	Deutsche Bank AG	02/03/16	USD	9,590,372	137,370
EUR	3,073,000	Barclays Bank plc	02/08/16	USD	3,375,506	(66,699)
EUR	2,553,000	Citibank N.A.	02/09/16	USD	2,932,376	72,585
EUR	6,590,000	Goldman Sachs & Co.	02/09/16	USD	7,575,205	193,292
EUR	419,000	HSBC Bank plc	02/10/16	USD	475,875	6,514
EUR	1,915,000	Barclays Bank plc	02/11/16	USD	2,176,455	31,239
EUR	1,023,000	Barclays Bank plc	02/11/16	USD	1,162,640	16,657
EUR	900,000	Goldman Sachs & Co.	02/12/16	USD	988,857	(19,360)
EUR	446,000	Standard Chartered Bank	02/16/16	USD	507,336	7,665
EUR	1,022,000	Goldman Sachs & Co.	02/17/16	USD	1,174,206	29,196
EUR	1,912,000	JPMorgan Chase Bank N.A.	02/17/16	USD	2,195,072	52,939
EUR	2,080,000	Barclays Bank plc	02/22/16	USD	2,384,034	53,429
EUR	1,313,000	Deutsche Bank AG	02/22/16	USD	1,453,832	(17,362)
EUR	1,120,359	Bank of America N.A.	02/26/16	USD	1,279,260	23,808
EUR	4,757,839	Barclays Bank plc	02/26/16	USD	5,429,313	97,774
EUR	1,673,320	Deutsche Bank AG	02/26/16	USD	1,906,414	31,325
EUR	720,000	Deutsche Bank AG	03/02/16	USD	811,512	4,607
EUR	1,516,100	Deutsche Bank AG	03/04/16	USD	1,709,403	10,235
EUR	3,548,416	Barclays Bank plc	03/09/16	USD	3,953,077	(24,236)

MIST-230

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	8,070,000	Deutsche Bank AG	03/09/16	USD	8,971,016	$(74,406)
EUR	714,000	HSBC Bank plc	03/09/16	USD	793,897	(6,405)
EUR	10,839,830	Citibank N.A.	03/10/16	USD	11,894,545	(255,759)
EUR	2,023,000	Morgan Stanley & Co.	03/10/16	USD	2,217,511	(50,058)
EUR	651,717	Barclays Bank plc	03/16/16	USD	697,428	(33,172)
EUR	462,068	Citibank N.A.	03/16/16	USD	495,106	(22,891)
EUR	225,000	JPMorgan Chase Bank N.A.	03/16/16	USD	240,941	(11,293)
EUR	281,896	Barclays Bank plc	03/21/16	USD	320,347	4,296
EUR	399,325	Barclays Bank plc	03/23/16	USD	429,039	(18,688)
EUR	3,307,000	Deutsche Bank AG	03/23/16	USD	3,727,981	20,143
EUR	685,747	Barclays Bank plc	03/24/16	USD	766,590	(2,293)
EUR	6,962,400	Bank of America N.A.	03/29/16	USD	7,669,223	(138,094)
EUR	6,928,900	Bank of America N.A.	03/29/16	USD	7,669,184	(100,568)
EUR	885,700	Bank of America N.A.	03/29/16	USD	981,621	(11,562)
EUR	840,650	Citibank N.A.	03/29/16	USD	949,350	6,684
EUR	31,188,000	Deutsche Bank AG	03/29/16	USD	34,337,988	(634,809)
EUR	24,145,000	Deutsche Bank AG	03/29/16	USD	26,583,645	(491,454)
EUR	9,737,000	Deutsche Bank AG	03/29/16	USD	10,720,437	(198,189)
EUR	8,042,000	Deutsche Bank AG	03/29/16	USD	8,854,242	(163,689)
EUR	7,170,000	Deutsche Bank AG	03/29/16	USD	7,894,170	(145,940)
EUR	1,538,000	Deutsche Bank AG	03/29/16	USD	1,735,633	10,990
EUR	1,040,000	Deutsche Bank AG	03/29/16	USD	1,146,184	(20,024)
EUR	4,150,100	Bank of America N.A.	03/30/16	USD	4,601,486	(52,347)
EUR	1,815,000	Barclays Bank plc	03/30/16	USD	2,006,092	(29,210)
EUR	1,815,000	Barclays Bank plc	03/31/16	USD	2,039,751	4,406
EUR	205,485	Deutsche Bank AG	03/31/16	USD	225,540	(4,891)
EUR	1,200,000	Goldman Sachs & Co.	03/31/16	USD	1,318,080	(27,603)
EUR	1,620,000	HSBC Bank plc	03/31/16	USD	1,820,661	3,989
EUR	1,005,008	Barclays Bank plc	04/01/16	USD	1,097,439	(29,604)
EUR	1,865,900	Citibank N.A.	04/08/16	USD	2,070,742	(22,073)
EUR	4,186,153	Deutsche Bank AG	04/13/16	USD	4,532,892	(162,931)
EUR	1,911,000	Standard Chartered Bank	04/13/16	USD	2,050,933	(92,734)
EUR	3,696,678	HSBC Bank plc	04/18/16	USD	3,938,810	(208,461)
EUR	274,083	JPMorgan Chase Bank N.A.	04/21/16	USD	298,605	(8,909)
EUR	989,372	Barclays Bank plc	04/22/16	USD	1,071,228	(38,851)
EUR	692,175	Barclays Bank plc	04/29/16	USD	756,523	(20,235)
EUR	5,010,000	Standard Chartered Bank	04/29/16	USD	5,517,513	(104,707)
EUR	3,083,128	Barclays Bank plc	05/05/16	USD	3,467,201	6,798
EUR	2,080,000	Barclays Bank plc	05/18/16	USD	2,389,088	53,805
EUR	469,000	Barclays Bank plc	05/23/16	USD	525,995	(632)
EUR	1,287,000	Deutsche Bank AG	05/23/16	USD	1,442,109	(3,027)
EUR	1,115,456	Barclays Bank plc	05/26/16	USD	1,299,255	46,647
EUR	195,330	Barclays Bank plc	06/06/16	USD	217,290	(2,117)
EUR	2,021,800	Deutsche Bank AG	06/13/16	USD	2,290,497	19,083
EUR	1,546,000	Deutsche Bank AG	06/15/16	USD	1,761,729	24,770
EUR	3,870,000	Morgan Stanley & Co.	07/18/16	USD	4,272,480	(79,348)
EUR	4,966,000	Morgan Stanley & Co.	07/22/16	USD	5,428,583	(156,348)
EUR	609,000	Deutsche Bank AG	07/25/16	USD	671,569	(13,393)
EUR	799,500	Citibank N.A.	07/28/16	USD	882,836	(16,465)
EUR	146,322	Barclays Bank plc	08/05/16	USD	161,522	(3,104)
EUR	5,009,000	Citibank N.A.	08/05/16	USD	5,540,705	(94,873)
EUR	5,009,000	HSBC Bank plc	08/05/16	USD	5,529,435	(106,143)
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/05/16	USD	1,504,344	(28,704)
EUR	649,410	Citibank N.A.	08/10/16	USD	713,280	(17,472)
EUR	1,943,000	Deutsche Bank AG	08/11/16	USD	2,144,965	(41,466)
EUR	650,000	Morgan Stanley & Co.	08/15/16	USD	733,892	2,371
EUR	650,000	Morgan Stanley & Co.	08/17/16	USD	728,774	(2,790)

MIST-231

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,341,000	Barclays Bank plc	08/18/16	USD	2,620,691	$(14,140)
EUR	4,440,000	Deutsche Bank AG	10/03/16	USD	5,033,184	29,217
INR	34,949,750	HSBC Bank plc	10/05/15	USD	531,621	(824)
JPY	55,370,000	JPMorgan Chase Bank N.A.	10/19/15	USD	523,856	62,213
JPY	104,580,000	JPMorgan Chase Bank N.A.	10/20/15	USD	989,170	117,233
JPY	698,590,000	Barclays Bank plc	10/22/15	USD	6,565,078	740,430
JPY	94,232,353	Citibank N.A.	11/10/15	USD	826,581	40,715
JPY	229,154,000	Citibank N.A.	11/12/15	USD	2,016,562	105,448
JPY	8,128,806,420	Goldman Sachs & Co.	11/12/15	USD	67,864,472	71,304
JPY	157,477,000	HSBC Bank plc	11/12/15	USD	1,380,439	67,101
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/12/15	USD	813,333	41,336
JPY	119,300,000	Morgan Stanley & Co.	11/16/15	USD	1,040,331	45,337
JPY	93,849,000	Standard Chartered Bank	11/16/15	USD	819,771	37,044
JPY	8,630,050	Bank of America N.A.	11/18/15	USD	72,711	733
JPY	306,357,000	Deutsche Bank AG	11/18/15	USD	2,641,464	86,300
JPY	379,208,000	Citibank N.A.	11/19/15	USD	3,274,539	111,724
JPY	425,961,000	Citibank N.A.	11/20/15	USD	3,675,246	122,440
JPY	79,941,000	HSBC Bank plc	11/24/15	USD	683,841	17,046
JPY	693,100,000	HSBC Bank plc	12/09/15	USD	5,535,721	(247,570)
JPY	929,100,000	Deutsche Bank AG	12/21/15	USD	7,953,261	197,280
JPY	930,530,000	HSBC Bank plc	12/21/15	USD	7,956,648	188,729
JPY	383,980,000	Barclays Bank plc	12/22/15	USD	3,247,408	41,883
JPY	599,020,000	Citibank N.A.	12/22/15	USD	5,073,001	72,289
JPY	296,207,000	Deutsche Bank AG	01/07/16	USD	2,486,961	12,815
JPY	174,225,000	Goldman Sachs & Co.	01/08/16	USD	1,471,309	16,018
JPY	44,450,000	Citibank N.A.	01/14/16	USD	374,928	3,592
JPY	133,330,000	Standard Chartered Bank	01/14/16	USD	1,131,642	17,801
JPY	554,560,000	Barclays Bank plc	01/15/16	USD	4,719,941	87,039
JPY	360,500,000	JPMorgan Chase Bank N.A.	01/15/16	USD	3,056,743	45,056
JPY	183,890,000	HSBC Bank plc	01/19/16	USD	1,497,988	(38,397)
JPY	248,150,000	Standard Chartered Bank	01/19/16	USD	2,009,995	(63,276)
JPY	55,370,000	JPMorgan Chase Bank N.A.	01/20/16	USD	476,553	13,932
JPY	105,570,000	Deutsche Bank AG	01/22/16	USD	854,403	(27,682)
JPY	359,980,000	Goldman Sachs & Co.	01/27/16	USD	3,077,410	69,293
JPY	189,600,000	JPMorgan Chase Bank N.A.	01/27/16	USD	1,533,125	(51,238)
JPY	2,961,408,150	Deutsche Bank AG	01/28/16	USD	25,335,000	587,924
JPY	443,025,359	HSBC Bank plc	01/28/16	USD	3,785,975	83,824
JPY	342,205,982	Deutsche Bank AG	01/29/16	USD	2,918,950	59,236
JPY	109,070,000	Citibank N.A.	02/12/16	USD	877,544	(34,195)
JPY	105,370,000	Deutsche Bank AG	02/12/16	USD	848,117	(32,694)
JPY	133,761,000	Goldman Sachs & Co.	02/12/16	USD	1,135,059	16,922
JPY	164,870,000	HSBC Bank plc	02/12/16	USD	1,399,587	21,404
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/12/16	USD	1,398,879	21,422
JPY	218,400,000	Citibank N.A.	02/16/16	USD	1,837,008	11,199
JPY	109,360,000	JPMorgan Chase Bank N.A.	02/16/16	USD	922,889	8,647
JPY	156,373,020	Goldman Sachs & Co.	02/17/16	USD	1,325,993	18,697
JPY	196,520,000	JPMorgan Chase Bank N.A.	02/17/16	USD	1,663,471	20,542
JPY	149,920,000	Deutsche Bank AG	02/24/16	USD	1,218,634	(34,902)
JPY	300,880,000	HSBC Bank plc	02/24/16	USD	2,445,284	(70,484)
JPY	54,700,000	Barclays Bank plc	02/25/16	USD	463,473	6,096
JPY	144,240,000	HSBC Bank plc	02/25/16	USD	1,222,725	16,656
JPY	468,190,000	Barclays Bank plc	02/26/16	USD	3,944,480	29,603
JPY	36,614,000	Deutsche Bank AG	02/29/16	USD	309,920	3,745
JPY	488,094,000	HSBC Bank plc	02/29/16	USD	4,086,863	5,292
JPY	338,400,000	JPMorgan Chase Bank N.A.	03/03/16	USD	2,855,756	25,784
JPY	159,900,000	HSBC Bank plc	03/04/16	USD	1,345,110	7,870
JPY	578,374,700	Barclays Bank plc	03/09/16	USD	4,849,452	11,995

MIST-232

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	109,701,956	Citibank N.A.	03/16/16	USD	913,271	$(4,401)
JPY	465,903,000	Citibank N.A.	03/22/16	USD	3,873,616	(24,229)
JPY	200,950,000	Morgan Stanley & Co.	03/22/16	USD	1,670,491	(10,700)
JPY	160,844,000	Deutsche Bank AG	03/24/16	USD	1,339,585	(6,128)
JPY	250,376,450	Barclays Bank plc	03/28/16	USD	2,113,666	18,693
JPY	109,471,259	JPMorgan Chase Bank N.A.	03/29/16	USD	910,780	(5,217)
JPY	66,105,000	JPMorgan Chase Bank N.A.	03/31/16	USD	553,539	383
JPY	100,800,000	Citibank N.A.	04/13/16	USD	843,769	19
JPY	177,260,000	Barclays Bank plc	04/18/16	USD	1,496,939	12,982
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/21/16	USD	5,318,781	67,842
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/16	USD	903,201	11,551
JPY	796,134,720	Deutsche Bank AG	05/13/16	USD	6,687,960	18,614
JPY	791,049,590	Morgan Stanley & Co.	05/13/16	USD	6,649,096	22,349
JPY	8,617,300	Citibank N.A.	05/18/16	USD	72,880	682
JPY	8,604,125	Bank of America N.A.	05/19/16	USD	72,344	254
JPY	8,627,500	Barclays Bank plc	05/19/16	USD	72,524	239
JPY	8,634,400	HSBC Bank plc	05/19/16	USD	72,935	592
JPY	275,190,000	JPMorgan Chase Bank N.A.	05/20/16	USD	2,317,068	11,332
JPY	427,709,000	Barclays Bank plc	05/26/16	USD	3,632,348	48,134
JPY	350,622,000	Standard Chartered Bank	05/26/16	USD	2,957,837	19,614
JPY	462,800,000	Citibank N.A.	06/08/16	USD	3,756,625	(122,984)
JPY	596,690,000	Barclays Bank plc	06/10/16	USD	4,805,196	(197,064)
JPY	895,640,000	Citibank N.A.	06/10/16	USD	7,218,537	(289,924)
JPY	635,480,000	HSBC Bank plc	06/10/16	USD	5,126,286	(201,164)
JPY	210,400,000	Deutsche Bank AG	06/13/16	USD	1,708,541	(55,455)
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/13/16	USD	4,776,399	(159,855)
JPY	119,465,000	Citibank N.A.	06/16/16	USD	974,024	(27,651)
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/16/16	USD	2,023,511	(58,404)
JPY	930,710,000	Deutsche Bank AG	06/22/16	USD	7,616,285	(188,652)
JPY	811,652,000	Barclays Bank plc	06/30/16	USD	6,619,651	(188,302)
JPY	353,334,000	Citibank N.A.	07/25/16	USD	2,872,681	(93,289)
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/25/16	USD	4,422,045	(144,421)
JPY	411,460,000	Barclays Bank plc	07/29/16	USD	3,368,550	(85,785)
JPY	408,503,000	Citibank N.A.	08/10/16	USD	3,306,833	(123,992)
JPY	105,370,000	Barclays Bank plc	08/12/16	USD	854,278	(30,732)
JPY	338,124,000	Deutsche Bank AG	08/18/16	USD	2,746,475	(93,996)
JPY	639,006,000	HSBC Bank plc	08/22/16	USD	5,185,895	(182,875)
JPY	457,974,000	JPMorgan Chase Bank N.A.	08/22/16	USD	3,716,220	(131,564)
JPY	151,705,000	Barclays Bank plc	08/24/16	USD	1,237,600	(37,069)
JPY	446,759,000	JPMorgan Chase Bank N.A.	08/26/16	USD	3,792,167	38,129
JPY	256,658,000	Deutsche Bank AG	08/29/16	USD	2,157,697	837
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/29/16	USD	2,050,589	(40)
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/31/16	USD	1,257,390	(5,421)
JPY	109,297,635	Barclays Bank plc	09/20/16	USD	916,657	(2,486)
MXN	25,000,000	HSBC Bank plc	10/07/15	USD	1,627,223	148,964
MYR	21,469,000	HSBC Bank plc	10/01/15	USD	4,802,371	(81,665)
MYR	13,558,531	JPMorgan Chase Bank N.A.	10/16/15	USD	3,723,746	642,332
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/20/15	USD	835,507	144,120
MYR	4,132,000	Deutsche Bank AG	10/26/15	USD	1,134,728	196,299
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/30/15	USD	778,433	134,290
MYR	2,742,080	Deutsche Bank AG	11/19/15	USD	751,811	129,971
MYR	1,328,000	JPMorgan Chase Bank N.A.	01/11/16	USD	362,574	62,337
SGD	3,014,189	Morgan Stanley & Co.	11/09/15	USD	2,132,384	17,007
SGD	2,353,000	HSBC Bank plc	11/12/15	USD	1,662,768	11,575
SGD	1,398,000	HSBC Bank plc	11/18/15	USD	987,735	6,888
SGD	2,625,000	HSBC Bank plc	12/22/15	USD	1,852,754	13,077
SGD	2,961,000	Deutsche Bank AG	02/26/16	USD	2,103,506	32,107

MIST-233

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SGD	10,161,130	Morgan Stanley & Co.	02/26/16	USD	7,161,121	$52,793
SGD	4,687,000	Deutsche Bank AG	03/14/16	USD	3,328,481	51,087
SGD	4,013,100	HSBC Bank plc	03/16/16	USD	2,825,808	19,787
SGD	1,398,000	HSBC Bank plc	08/17/16	USD	979,499	5,680

Cross Currency Contracts to Buy
IDR	40,930,000,000	JPMorgan Chase Bank N.A.	06/23/16	AUD	3,720,909	(2,629)
IDR	17,930,000,000	JPMorgan Chase Bank N.A.	06/24/16	AUD	1,633,415	(3,658)
MYR	48,436,950	JPMorgan Chase Bank N.A.	10/08/15	JPY	1,581,287,200	(2,167,877)
MYR	44,900,000	JPMorgan Chase Bank N.A.	10/13/15	JPY	1,449,179,828	(1,875,120)
MYR	10,283,480	Deutsche Bank AG	10/15/15	EUR	2,599,372	(567,829)
MYR	116,701,051	JPMorgan Chase Bank N.A.	01/14/16	EUR	27,329,817	(4,217,113)
PLN	4,666,000	Barclays Bank plc	10/05/15	EUR	1,099,376	(771)
PLN	35,870,000	Deutsche Bank AG	10/21/15	EUR	8,514,123	(82,881)
PLN	4,666,000	Deutsche Bank AG	11/16/15	EUR	1,095,923	763
PLN	43,866,000	Deutsche Bank AG	12/10/15	EUR	10,290,661	8,351

Net Unrealized Depreciation						$(8,549,703)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Receive	3M LIBOR	3.018%	08/22/23	JPMorgan Chase Bank N.A.	USD	26,870,000	$(2,432,117)	$—	$(2,432,117)
Receive	3M LIBOR	3.848%	08/22/43	JPMorgan Chase Bank N.A.	USD	15,360,000	(4,308,901)	—	(4,308,901)

Totals							$(6,741,018)	$—	$(6,741,018)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	0.926%	10/17/17	USD	74,980,000	$(246,264)
Receive	3M LIBOR	1.817%	02/03/25	USD	8,640,000	105,684
Receive	3M LIBOR	1.914%	01/22/25	USD	35,110,000	118,268
Receive	3M LIBOR	1.937%	01/29/25	USD	6,480,000	9,687
Receive	3M LIBOR	1.942%	01/30/25	USD	5,480,000	6,257
Receive	3M LIBOR	1.970%	01/23/25	USD	43,890,000	(63,215)
Receive	3M LIBOR	1.973%	01/27/25	USD	25,900,000	(43,116)
Receive	3M LIBOR	2.731%	07/07/24	USD	14,050,000	(961,534)

Net Unrealized Depreciation						$(1,074,233)

Cash in the amount of $5,673,000 has been deposited in segregated accounts held by the counterparties as collateral for OTC swap contracts.

(AUD)—	Australian Dollar
(CLP)—	Chilean Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit

MIST-234

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$1,017,020,833	$—	$1,017,020,833
Short-Term Investments
Discount Notes	—	22,800,000	—	22,800,000
Mutual Fund	23,031,260	—	—	23,031,260
Repurchase Agreement	—	273,072,710	—	273,072,710
Total Short-Term Investments	23,031,260	295,872,710	—	318,903,970
Total Investments	$23,031,260	$1,312,893,543	$—	$1,335,924,803

Collateral for securities loaned (Liability)	$—	$(23,031,260)	$—	$(23,031,260)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$28,822,806	$—	$28,822,806
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(37,372,509)	—	(37,372,509)
Total Forward Contracts	$—	$(8,549,703)	$—	$(8,549,703)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$239,896	$—	$239,896
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,314,129)	—	(1,314,129)
Total Centrally Cleared Swap Contracts	$—	$(1,074,233)	$—	$(1,074,233)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(6,741,018)	$—	$(6,741,018)

*	See Schedule of Investments for additional detailed categorizations.

MIST-235

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,975,937	$55,396,937
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,882,356	63,849,503
BlackRock Large Cap Value Portfolio (Class A) (a)	6,805,179	55,530,258
Clarion Global Real Estate Portfolio (Class A) (b)	4,408,222	50,165,565
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,452,547	94,336,234
Frontier Mid Cap Growth Portfolio (Class A) (a)	727,761	24,037,947
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,177,192	24,057,967
Harris Oakmark International Portfolio (Class A) (b)	5,370,170	69,275,195
Invesco Comstock Portfolio (Class A) (b)	6,009,317	79,984,012
Invesco Mid Cap Value Portfolio (Class A) (b)	890,297	15,784,960
Invesco Small Cap Growth Portfolio (Class A) (b)	2,684,901	39,280,101
Jennison Growth Portfolio (Class A) (a)	6,888,125	97,053,680
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,969,754	28,994,780
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,227,196	28,107,214
Met/Artisan International Portfolio (Class A) (b)	5,891,389	52,963,584
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	151,019	32,266,731
Met/Dimensional International Small Company Portfolio (Class A) (a)	5,963,259	73,467,348
MetLife Small Cap Value Portfolio (Class A) (b)	2,366,422	29,106,990
MFS Emerging Markets Equity Portfolio (Class A) (b)	6,573,599	53,377,624
MFS Research International Portfolio (Class A) (b)	4,648,779	47,278,085
MFS Value Portfolio (Class A) (a)	5,716,639	81,576,432

Affiliated Investment Companies—(Continued)
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	1,045,016	15,779,737
Neuberger Berman Genesis Portfolio (Class A) (a)	1,478,305	26,003,377
Oppenheimer Global Equity Portfolio (Class A) (b)	1,620,314	31,353,069
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,594,213	96,064,991
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,554,090	80,760,319
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	2,235,264	24,185,557
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,130,634	23,788,530
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,984,442	56,643,829
WMC Core Equity Opportunities Portfolio (Class A) (a)	3,110,274	82,577,781
WMC Large Cap Research Portfolio (Class A) (b)	4,355,228	56,748,618

Total Mutual Funds (Cost $1,631,014,465)		1,589,796,955

Total Investments—100.0% (Cost $1,631,014,465) (d)		1,589,796,955
Other assets and liabilities (net)—0.0%		(478,705)

Net Assets—100.0%		$1,589,318,250

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,631,014,465. The aggregate unrealized appreciation and depreciation of investments were $87,922,300 and $(129,139,810), respectively, resulting in net unrealized depreciation of $(41,217,510).

MIST-236

Met Investors Series Trust

MetLife Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,589,796,955	$—	$—	$1,589,796,955
Total Investments	$1,589,796,955	$—	$—	$1,589,796,955

MIST-237

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—70.6% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.6%
Baillie Gifford International Stock Portfolio (Class A) (a)	26,410,809	$244,828,196
BlackRock Bond Income Portfolio (Class A) (a)	6,695,421	714,602,243
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,495,206	50,717,380
BlackRock High Yield Portfolio (Class A) (b)	14,343,871	105,427,450
Clarion Global Real Estate Portfolio (Class A) (b)	8,426,885	95,897,950
ClearBridge Aggressive Growth Portfolio (Class A) (b)	3,354,103	49,036,989
Frontier Mid Cap Growth Portfolio (Class A) (a)	4,622,841	152,692,447
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	13,472,547	148,871,644
Harris Oakmark International Portfolio (Class A) (b)	26,079,005	336,419,160
Invesco Comstock Portfolio (Class A) (b)	3,729,347	49,637,614
Invesco Small Cap Growth Portfolio (Class A) (b)	5,097,873	74,581,889
Jennison Growth Portfolio (Class A) (a)	4,388,167	61,829,272
JPMorgan Core Bond Portfolio (Class A) (b)	53,152,877	551,726,861
JPMorgan Small Cap Value Portfolio (Class A) (b)	5,120,580	75,374,933
Met/Artisan International Portfolio (Class A) (b)	21,274,901	191,261,360
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	698,444	149,229,571
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,726,522	144,470,749
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	16,187,635	162,361,984
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	39,337,345	378,818,637
Met/Templeton International Bond Portfolio (Class A) (b)	26,696,770	260,560,472
MetLife Small Cap Value Portfolio (Class A) (b)	8,242,147	101,378,411
MFS Emerging Markets Equity Portfolio (Class A) (b)	16,303,994	132,388,430
MFS Research International Portfolio (Class A) (b)	24,270,132	246,827,240
MFS Value Portfolio (Class A) (a)	3,618,116	51,630,521
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,162,365	47,751,706
Neuberger Berman Genesis Portfolio (Class A) (a)	4,151,277	73,020,963
Oppenheimer Global Equity Portfolio (Class A) (b)	5,072,567	98,154,181
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	22,768,589	213,113,997
PIMCO Total Return Portfolio (Class A) (b)	53,005,388	598,960,883
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,590,442	50,289,776
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	7,683,714	83,137,781
Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—(Continued)
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,777,706	100,522,934
TCW Core Fixed Income Portfolio (Class A) (b) (c)	53,772,666	537,726,655
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,133,178	122,730,075
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	27,996,562	354,156,507
Western Asset Management U.S. Government Portfolio (Class A) (a)	31,962,679	381,954,019
WMC Core Equity Opportunities Portfolio (Class A) (a)	1,986,984	52,754,416
WMC Large Cap Research Portfolio (Class A) (b)	3,958,932	51,584,888

Total Mutual Funds (Cost $7,754,851,563)		7,296,430,184

U.S. Treasury & Government Agencies—20.9%

Federal Agencies—1.8%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/19	36,000,000	36,731,340
2.375%, 01/13/22	10,500,000	10,814,044
6.250%, 07/15/32	30,000,000	42,383,250
Federal National Mortgage Association
6.625%, 11/15/30	19,200,000	27,721,152
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	23,041,123
Zero Coupon, 07/15/20	33,405,000	30,732,500
Zero Coupon, 04/15/30	19,500,000	12,540,801

		183,964,210

U.S. Treasury—19.1%
U.S. Treasury Bonds
2.750%, 08/15/42	17,500,000	17,062,955
2.750%, 11/15/42	11,500,000	11,196,331
2.875%, 05/15/43	126,000,000	125,596,422
3.000%, 05/15/42	3,000,000	3,077,814
3.125%, 11/15/41	172,900,000	182,319,419
3.125%, 02/15/42	195,900,000	206,169,470
3.125%, 02/15/43	66,700,000	69,850,908
3.125%, 08/15/44	13,100,000	13,710,656
3.375%, 05/15/44	99,895,000	109,637,360
4.250%, 05/15/39	6,000,000	7,561,872
4.250%, 11/15/40	177,700,000	224,031,543
4.375%, 05/15/40	19,100,000	24,513,150
4.375%, 05/15/41 (d)	93,500,000	120,527,297
4.625%, 02/15/40	104,000,000	138,203,520
5.250%, 02/15/29	91,000,000	122,165,134
5.375%, 02/15/31	8,000,000	11,102,712
5.500%, 08/15/28	59,900,000	81,640,285
6.125%, 11/15/27	8,100,000	11,494,621
6.250%, 05/15/30	74,700,000	110,985,898
8.000%, 11/15/21	57,700,000	79,175,998

MIST-238

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strip
Zero Coupon, 11/15/27	39,600,000	$29,502,515
U.S. Treasury Floating Rate Note
0.089%, 04/30/17 (d) (e)	63,700,000	63,655,665
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/45 (f)	3,648,492	3,163,976
2.000%, 01/15/26 (f)	4,569,196	5,126,067
3.625%, 04/15/28 (f)	5,902,160	7,821,743
U.S. Treasury Notes
1.375%, 02/28/19	31,000,000	31,318,463
1.750%, 02/28/22 (g)	9,900,000	9,931,710
2.000%, 05/31/21 (d)	137,500,000	140,783,500
3.625%, 02/15/21 (g)	100,000	110,952
U.S. Treasury Principal Strips
Zero Coupon, 05/15/39	6,700,000	3,360,874
Zero Coupon, 11/15/41	24,000,000	11,043,888
Zero Coupon, 11/15/42	6,600,000	2,892,371

		1,978,735,089

Total U.S. Treasury & Government Agencies (Cost $2,077,545,096)		2,162,699,299

Corporate Bonds & Notes—4.4%

Agriculture—0.1%
Philip Morris International, Inc.
6.375%, 05/16/38	5,000,000	6,231,505
Reynolds American, Inc.
2.300%, 06/12/18	1,200,000	1,212,908

		7,444,413

Auto Manufacturers—0.2%
BMW U.S. Capital LLC
0.669%, 06/02/17 (e)	9,000,000	8,968,689
Ford Motor Credit Co. LLC
1.237%, 06/15/18 (e)	10,000,000	9,875,570

		18,844,259

Banks—2.7%
Banco del Estado de Chile
2.000%, 11/09/17 (144A)	5,000,000	5,022,125
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	10,200,000	10,169,400
Bank of America Corp.
6.875%, 04/25/18	5,900,000	6,594,052
6.875%, 11/15/18	600,000	683,927
Bank of America N.A.
0.617%, 06/15/16 (e)	2,000,000	1,994,382
0.779%, 02/14/17 (e)	10,000,000	9,980,200
Bank of New York Mellon Corp. (The)
4.950%, 06/20/20 (e)	6,800,000	6,698,000
BNP Paribas S.A.
0.771%, 05/07/17 (e)	15,000,000	14,948,340

Banks—(Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 05/21/25	5,000,000	4,905,545
Credit Agricole S.A.
0.909%, 06/02/17 (144A) (e)	10,000,000	9,980,430
Credit Suisse
1.375%, 05/26/17	10,000,000	9,990,890
2.300%, 05/28/19	10,700,000	10,741,484
Goldman Sachs Group, Inc. (The)
0.958%, 06/04/17 (e)	8,000,000	7,990,824
1.537%, 09/15/20 (e)	18,800,000	18,800,527
HSBC Holdings plc
5.250%, 03/14/44	3,000,000	3,043,899
HSBC USA, Inc.
0.924%, 11/13/19 (e)	20,000,000	19,805,860
JPMorgan Chase & Co.
0.841%, 02/15/17 (e)	18,100,000	18,085,918
0.845%, 04/25/18 (e)	20,000,000	19,908,280
1.249%, 01/23/20 (e)	20,000,000	20,087,120
3.450%, 03/01/16	8,400,000	8,492,367
6.125%, 04/30/24 (e)	3,000,000	2,996,250
PNC Bank N.A.
0.744%, 06/01/18 (e)	15,000,000	14,912,520
2.250%, 07/02/19	8,000,000	8,049,864
Wells Fargo & Co.
5.900%, 06/15/24 (e)	8,600,000	8,600,000
Wells Fargo Bank N.A.
0.597%, 06/15/17 (e)	21,000,000	20,964,468
Westpac Banking Corp.
0.759%, 05/25/18 (e)	15,000,000	14,948,235

		278,394,907

Biotechnology—0.0%
Amgen, Inc.
2.700%, 05/01/22	3,300,000	3,236,063

Diversified Financial Services—0.4%
American Express Credit Corp.
0.619%, 09/22/17 (e)	2,500,000	2,487,330
0.890%, 03/18/19 (e)	5,000,000	4,978,695
Charles Schwab Corp. (The)
1.500%, 03/10/18	10,000,000	10,009,590
General Electric Capital Corp.
0.516%, 01/14/16 (e)	14,500,000	14,502,073
LeasePlan Corp. NV
3.000%, 10/23/17 (144A) (h)	5,100,000	5,190,505
Navient Corp.
4.625%, 09/25/17	1,400,000	1,374,625
6.250%, 01/25/16	1,296,000	1,307,392
8.450%, 06/15/18	5,840,000	6,004,221

		45,854,431

Electric—0.2%
Duke Energy Corp.
0.705%, 04/03/17 (e)	4,000,000	3,988,732

MIST-239

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Electricite de France S.A.
0.747%, 01/20/17 (144A) (e)	10,000,000	$9,995,300
2.150%, 01/22/19 (144A)	6,200,000	6,264,090
Ohio Power Co.
5.375%, 10/01/21	949,000	1,082,658

		21,330,780

Insurance—0.1%
MassMutual Global Funding II
2.500%, 10/17/22 (144A)	4,000,000	3,893,212
New York Life Global Funding
1.125%, 03/01/17 (144A)	6,000,000	6,003,444

		9,896,656

Miscellaneous Manufacturing—0.2%
Siemens Financieringsmaatschappij NV
0.609%, 05/25/18 (144A) (e) (h)	15,000,000	14,916,645

Oil & Gas—0.1%
Gazprom OAO Via Gaz Capital S.A.
9.250%, 04/23/19 (144A)	4,200,000	4,635,750
Statoil ASA
2.450%, 01/17/23	5,400,000	5,147,982

		9,783,732

Pharmaceuticals—0.1%
Actavis Funding SCS
3.000%, 03/12/20	5,000,000	5,004,380
Baxalta, Inc.
1.099%, 06/22/18 (144A) (e)	8,500,000	8,515,070

		13,519,450

Semiconductors—0.1%
QUALCOMM, Inc.
0.603%, 05/18/18 (e)	10,000,000	9,872,930

Software—0.0%
Microsoft Corp.
3.500%, 11/15/42	4,500,000	4,024,309

Telecommunications—0.2%
AT&T, Inc.
4.800%, 06/15/44	3,000,000	2,773,491
Verizon Communications, Inc.
0.733%, 06/09/17 (e)	15,000,000	14,940,030

		17,713,521

Transportation—0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	3,424,000	3,542,049

Total Corporate Bonds & Notes (Cost $462,468,287)		458,374,145

Foreign Government—0.5%
Security Description	Principal Amount*	Value

Municipal—0.2%
Junta de Castilla y Leon
6.270%, 02/19/18 (EUR)	7,500,000	9,481,057
6.505%, 03/01/19 (EUR)	7,500,000	9,930,931

		19,411,988

Provincial—0.2%
Province of Quebec Canada
5.750%, 12/01/36 (CAD)	22,000,000	22,513,526

Sovereign—0.1%
Export-Import Bank of Korea
1.750%, 02/27/18	6,700,000	6,669,548

Total Foreign Government (Cost $57,020,604)		48,595,062

Municipals—0.3%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding
5.000%, 11/15/29	4,000,000	4,664,680
New Mexico State Hospital Equipment Loan Council Hospital Revenue
5.000%, 08/01/42	1,000,000	1,094,100
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding
5.000%, 02/15/42	6,000,000	6,678,960
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding
5.000%, 07/01/22	4,000,000	4,141,360
University of California CA, Revenue
1.796%, 07/01/19	8,500,000	8,539,525
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc.
5.000%, 05/15/43	2,000,000	2,183,500

Total Municipals (Cost $28,077,870)		27,302,125

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust
3.953%, 09/15/37 (144A)	20,000,000	21,049,700
JPMorgan Chase Commercial Mortgage Securities Trust
4.106%, 07/15/46 (144A)	100,000	105,533

Total Mortgage-Backed Securities (Cost $20,700,840)		21,155,233

MIST-240

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Security—0.1%

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.1%
Chase Issuance Trust
0.527%, 02/18/20 (e) (Cost $13,000,000)	13,000,000	$12,989,678

Short-Term Investments—2.6%

U.S. Treasury—0.6%
U.S. Treasury Bills
0.147%, 01/28/16 (g) (i)	10,065,000	10,060,126
0.156%, 02/11/16 (i)	50,000,000	49,971,368

		60,031,494

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/15 at 0.250% to be purchased at $100,000,694 on 10/01/15, collateralized by $98,077,000 U.S. Treasury Note at 2.125% due 09/30/21 with a value of $100,912,406.	100,000,000	100,000,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/30/15 at 0.280% to be repurchased at $100,000,778 on 10/01/15 collateralized by $101,934,000 U.S. Treasury Note at 0.250% due 04/15/16 with a value of $101,969,677.	100,000,000	100,000,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/30/15 at 0.280% to be purchased at $11,000,086 on 10/01/15, collateralized by $10,950,800 U.S. Treasury Note at 3.000% due 08/31/16 with a value of $11,210,772.	11,000,000	11,000,000

		211,000,000

Total Short-Term Investments (Cost $271,031,494)		271,031,494

Total Investments—99.6% (Cost $10,684,695,754) (j)		10,298,577,220
Other assets and liabilities (net)—0.4%		41,534,535

Net Assets — 100.0%		$10,340,111,755

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $64,741,044.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of September 30, 2015, the market value of securities pledged was $1,391,096.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $20,107,150, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(i)	The rate shown represents current yield to maturity.
(j)	As of September 30, 2015, the aggregate cost of investments was $10,684,695,754. The aggregate unrealized appreciation and depreciation of investments were $185,378,233 and $(571,496,767), respectively, resulting in net unrealized depreciation of $(386,118,534).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $105,741,204, which is 1.0% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
LeasePlan Corp. NV	10/15/12	$5,100,000	$5,098,574	$5,190,505
Siemens Financieringsmaatschappij NV	05/18/15	15,000,000	15,000,000	14,916,645

				$20,107,150

MIST-241

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	32,041,000	JPMorgan Chase Bank N.A.	10/02/15	$24,042,294	$(32,707)

Contracts to Deliver
CAD	32,041,000	Goldman Sachs Bank USA	10/02/15	24,169,071	159,484
CAD	32,041,000	JPMorgan Chase Bank N.A.	11/03/15	24,037,897	32,039
EUR	49,085,000	Citibank N.A.	11/12/15	53,503,386	(1,378,693)
JPY	4,071,600,000	Credit Suisse International	10/02/15	33,872,107	(67,792)
JPY	4,071,600,000	Citibank N.A.	11/04/15	33,926,466	(26,816)

Net Unrealized Depreciation					$(1,314,485)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/15	1,403	USD	346,944,503	$2,349,885
90 Day EuroDollar Futures	03/14/16	160	USD	39,562,016	229,984
S&P 500 E-Mini Index Futures	12/18/15	12,600	USD	1,219,650,707	(17,169,707)
U.S. Treasury Long Bond Futures	12/21/15	65	USD	10,363,008	(135,665)
U.S. Treasury Note 10 Year Futures	12/21/15	736	USD	93,763,836	984,664
U.S. Treasury Ultra Long Bond Futures	12/21/15	252	USD	39,971,106	451,269

Net Unrealized Depreciation					$(13,289,570)

(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

MIST-242

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,296,430,184	$—	$—	$7,296,430,184
Total U.S. Treasury & Government Agencies*	—	2,162,699,299	—	2,162,699,299
Total Corporate Bonds & Notes*	—	458,374,145	—	458,374,145
Total Foreign Government*	—	48,595,062	—	48,595,062
Total Municipals	—	27,302,125	—	27,302,125
Total Mortgage-Backed Securities*	—	21,155,233	—	21,155,233
Total Asset-Backed Security*	—	12,989,678	—	12,989,678
Short-Term Investments
U.S. Treasury	—	60,031,494	—	60,031,494
Repurchase Agreements	—	211,000,000	—	211,000,000
Total Short-Term Investments	—	271,031,494	—	271,031,494
Total Investments	$7,296,430,184	$3,002,147,036	$—	$10,298,577,220

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$191,523	$—	$191,523
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,506,008)	—	(1,506,008)
Total Forward Contracts	$—	$(1,314,485)	$—	$(1,314,485)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,015,802	$—	$—	$4,015,802
Futures Contracts (Unrealized Depreciation)	(17,305,372)	—	—	(17,305,372)
Total Futures Contracts	$(13,289,570)	$—	$—	$(13,289,570)

*	See Schedule of Investments for additional detailed categorizations.

MIST-243

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—75.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—75.1%
Barclays Aggregate Bond Index Portfolio (Class A) (a)	47,688,789	$524,099,786
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,041,136	67,891,079
MetLife Stock Index Portfolio (Class A) (a)	5,129,307	211,173,583
MSCI EAFE Index Portfolio (Class A) (a)	11,569,442	135,940,945
Russell 2000 Index Portfolio (Class A) (a)	2,175,137	37,760,371

Total Mutual Funds (Cost $1,006,263,509)		976,865,764

Short-Term Investments—24.7%

Discount Notes—19.3%
Fannie Mae 0.114%, 10/07/15 (b)	11,200,000	11,199,755
Federal Home Loan Bank 0.010%, 10/22/15 (b)	1,500,000	1,499,991
0.060%, 11/23/15 (b)	16,000,000	15,998,587
0.086%, 10/14/15 (b)	7,500,000	7,499,753
0.106%, 10/09/15 (b)	5,000,000	4,999,870
0.119%, 10/16/15 (b)	30,000,000	29,998,437
0.126%, 01/07/16 (b)	2,000,000	1,999,319
0.135%, 12/15/15 (b)	3,000,000	2,999,156
0.146%, 12/18/15 (b)	13,400,000	13,395,771
0.154%, 11/04/15 (b)	10,500,000	10,498,452
0.156%, 11/13/15 (b)	13,000,000	12,997,559
0.174%, 01/04/16 (b)	9,000,000	8,995,883
0.175%, 11/20/15 (b)	21,000,000	20,994,882
0.189%, 01/20/16 (b)	5,500,000	5,496,818
0.195%, 12/04/15 (b)	20,000,000	19,993,067
0.198%, 01/22/16 (b)	25,000,000	24,984,541
0.308%, 03/04/16 (b)	2,500,000	2,496,717
Freddie Mac 0.115%, 12/21/15 (b) (c)	17,000,000	16,995,601
0.120%, 12/15/15 (b) (c)	16,500,000	16,495,875
0.121%, 12/02/15 (b)	22,500,000	22,495,298

		252,035,332

U.S. Treasury—5.3%
U.S. Treasury Bills 0.038%, 11/27/15 (b)	12,000,000	11,999,269
0.112%, 01/28/16 (b)	24,000,000	23,991,194
0.141%, 02/04/16 (b) (d)	33,000,000	32,983,861

		68,974,324

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $954,525 on 10/01/15, collateralized by $960,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $978,636.	954,525	954,525

Total Short-Term Investments (Cost $321,964,181)		321,964,181

Total Investments—99.8% (Cost $1,328,227,690) (e)		1,298,829,945
Other assets and liabilities (net)—0.2%		2,430,097

Net Assets—100.0%		$1,301,260,042

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $7,398,118.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $12,492,463.
(e)	As of September 30, 2015, the aggregate cost of investments was $1,328,227,690. The aggregate and net unrealized depreciation of investments was $(29,397,745).

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/18/15	526	USD	44,950,387	$(1,568,537)
Russell 2000 Mini Index Futures	12/18/15	104	USD	12,002,052	(604,693)
S&P 500 E-Mini Index Futures	12/18/15	707	USD	68,943,070	(1,470,525)
S&P Midcap 400 E-Mini Index Futures	12/18/15	157	USD	22,142,643	(745,113)
Net Unrealized Depreciation
					$(4,388,868)

MIST-244

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.083%	07/10/25	USD	57,000,000	$474,462
Pay	3M LIBOR	2.297%	12/03/25	USD	62,000,000	1,484,995
Pay	3M LIBOR	2.318%	11/19/25	USD	45,000,000	1,050,905
Pay	3M LIBOR	2.362%	08/18/25	USD	47,000,000	1,364,146
Pay	3M LIBOR	2.500%	09/17/25	USD	60,000,000	2,666,606
Pay	3M LIBOR	2.605%	10/13/25	USD	67,000,000	3,535,599

Net Unrealized Appreciation						$10,576,713

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$976,865,764	$—	$—	$976,865,764
Short-Term Investments
Discount Notes	—	252,035,332	—	252,035,332
U.S. Treasury	—	68,974,324	—	68,974,324
Repurchase Agreement	—	954,525	—	954,525
Total Short-Term Investments	—	321,964,181	—	321,964,181
Total Investments	$976,865,764	$321,964,181	$—	$1,298,829,945

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(4,388,868)	$—	$—	$(4,388,868)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,576,713	$—	$10,576,713

MIST-245

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Auto Components—0.7%
Standard Motor Products, Inc.	93,000	$3,243,840
Tenneco, Inc. (a)	88,400	3,957,668

		7,201,508

Banks—13.8%
Associated Banc-Corp.	274,658	4,935,604
Bank of Hawaii Corp. (b)	128,600	8,164,814
BBCN Bancorp, Inc. (b)	171,215	2,571,649
Boston Private Financial Holdings, Inc.	338,300	3,958,110
Community Bank System, Inc.	186,700	6,939,639
East West Bancorp, Inc.	370,100	14,219,242
First Citizens BancShares, Inc. - Class A	54,891	12,405,366
First Financial Bancorp	276,500	5,275,620
First Interstate BancSystem, Inc. - Class A	110,300	3,070,752
First Midwest Bancorp, Inc.	256,500	4,499,010
First Niagara Financial Group, Inc.	305,837	3,122,596
Great Western Bancorp, Inc.	215,700	5,472,309
Hancock Holding Co.	389,909	10,547,039
Independent Bank Corp./Rockland Trust	107,600	4,960,360
NBT Bancorp, Inc. (b)	226,900	6,112,686
Prosperity Bancshares, Inc.	42,200	2,072,442
S&T Bancorp, Inc.	129,900	4,237,338
TCF Financial Corp.	444,436	6,737,650
UMB Financial Corp.	173,879	8,834,792
Valley National Bancorp (b)	593,500	5,840,040
Webster Financial Corp.	244,000	8,693,720
WesBanco, Inc. (b)	160,600	5,050,870

		137,721,648

Beverages—0.5%
Cott Corp.	442,117	4,788,127

Biotechnology—0.3%
Myriad Genetics, Inc. (a) (b)	70,661	2,648,374

Building Products—0.9%
Simpson Manufacturing Co., Inc.	264,754	8,866,612

Capital Markets—2.2%
Apollo Investment Corp. (b)	450,026	2,466,142
CIFC Corp. (b)	135,272	967,195
Main Street Capital Corp. (b)	121,700	3,244,522
New Mountain Finance Corp. (b)	174,607	2,372,909
Stifel Financial Corp. (a)	122,800	5,169,880
Westwood Holdings Group, Inc.	136,188	7,401,818

		21,622,466

Chemicals—5.3%
A. Schulman, Inc.	93,598	3,039,127
Albemarle Corp.	88,800	3,916,080
Chemtura Corp. (a)	227,900	6,522,498
HB Fuller Co.	317,528	10,776,901
Innospec, Inc.	138,916	6,460,983
Olin Corp.	162,200	2,726,582
Quaker Chemical Corp.	71,053	5,476,765

Chemicals—(Continued)
Scotts Miracle-Gro Co. (The) - Class A	141,645	8,614,849
Sensient Technologies Corp.	92,221	5,653,147

		53,186,932

Commercial Services & Supplies—3.8%
ACCO Brands Corp. (a)	821,050	5,804,823
Brady Corp. - Class A	245,290	4,822,401
Deluxe Corp.	63,924	3,563,124
Essendant, Inc.	75,500	2,448,465
Knoll, Inc.	151,552	3,331,113
Matthews International Corp. - Class A	102,536	5,021,188
Quad/Graphics, Inc.	154,375	1,867,938
UniFirst Corp.	36,000	3,845,160
Viad Corp.	241,092	6,989,257

		37,693,469

Communications Equipment—2.2%
Aviat Networks, Inc. (a)	659,900	686,296
Black Box Corp.	28,529	420,517
Brocade Communications Systems, Inc.	460,300	4,777,914
CommScope Holding Co., Inc. (a)	237,090	7,119,813
NETGEAR, Inc. (a)	148,738	4,338,688
NetScout Systems, Inc. (a)	134,200	4,746,654

		22,089,882

Construction & Engineering—1.6%
EMCOR Group, Inc.	137,823	6,098,668
MasTec, Inc. (a)	392,800	6,218,024
Primoris Services Corp. (b)	215,100	3,852,441

		16,169,133

Construction Materials—0.8%
Eagle Materials, Inc.	125,259	8,570,221

Containers & Packaging—1.2%
Berry Plastics Group, Inc. (a)	279,303	8,398,641
Silgan Holdings, Inc.	69,267	3,604,655

		12,003,296

Distributors—0.4%
Core-Mark Holding Co., Inc.	60,512	3,960,510

Diversified Consumer Services—1.0%
Liberty Tax, Inc.	148,519	3,459,008
Service Corp. International	254,200	6,888,820

		10,347,828

Diversified Telecommunication Services—0.2%
Premiere Global Services, Inc. (a)	180,500	2,480,070

Electric Utilities—1.0%
El Paso Electric Co.	109,300	4,024,426
Hawaiian Electric Industries, Inc.	198,107	5,683,690

		9,708,116

MIST-246

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—2.4%
Babcock & Wilcox Enterprises, Inc. (a)	47,045	$790,356
EnerSys	95,144	5,097,815
Franklin Electric Co., Inc.	307,638	8,376,983
Regal-Beloit Corp.	121,642	6,866,691
Thermon Group Holdings, Inc. (a)	164,900	3,388,695

		24,520,540

Electronic Equipment, Instruments & Components—3.7%
AVX Corp.	306,126	4,007,189
Coherent, Inc. (a)	68,267	3,734,205
GSI Group, Inc. (a)	646,708	8,232,593
Orbotech, Ltd. (a)	228,748	3,534,157
Tech Data Corp. (a)	93,500	6,404,750
Vishay Intertechnology, Inc. (b)	1,191,228	11,542,999

		37,455,893

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc. (b)	162,365	2,404,626
CARBO Ceramics, Inc. (b)	113,101	2,147,788
Dril-Quip, Inc. (a)	47,900	2,788,738
Helix Energy Solutions Group, Inc. (a)	375,700	1,799,603
Patterson-UTI Energy, Inc.	460,650	6,052,941
Steel Excel, Inc. (a)	218,456	4,358,197

		19,551,893

Food & Staples Retailing—0.3%
Fresh Market, Inc. (The) (a)	65,856	1,487,687
SUPERVALU, Inc. (a)	283,490	2,035,458

		3,523,145

Food Products—1.7%
J&J Snack Foods Corp.	32,900	3,739,414
Pinnacle Foods, Inc.	96,100	4,024,668
SunOpta, Inc. (a)	30,910	150,222
TreeHouse Foods, Inc. (a)	112,177	8,726,249

		16,640,553

Gas Utilities—0.7%
Southwest Gas Corp.	114,200	6,660,144

Health Care Equipment & Supplies—3.7%
Analogic Corp.	76,243	6,254,976
CryoLife, Inc.	166,957	1,624,491
Haemonetics Corp. (a)	223,002	7,207,424
Halyard Health, Inc. (a)	101,247	2,879,465
Meridian Bioscience, Inc.	161,298	2,758,196
STERIS Corp. (b)	170,570	11,081,933
Teleflex, Inc. (b)	38,100	4,732,401

		36,538,886

Health Care Providers & Services—2.3%
Owens & Minor, Inc. (b)	240,501	7,681,602
Patterson Cos., Inc.	124,793	5,397,297
VCA, Inc. (a)	120,500	6,344,325
WellCare Health Plans, Inc. (a)	47,389	4,083,984

		23,507,208

Health Care Technology—0.3%
HMS Holdings Corp. (a)	305,585	2,679,980

Hotels, Restaurants & Leisure—4.1%
Brinker International, Inc. (b)	63,500	3,344,545
Cheesecake Factory, Inc. (The)	110,700	5,973,372
Denny’s Corp. (a)	267,248	2,947,745
DineEquity, Inc.	71,172	6,523,626
International Speedway Corp. - Class A	102,100	3,238,612
Krispy Kreme Doughnuts, Inc. (a)	404,333	5,915,392
Ruby Tuesday, Inc. (a)	418,576	2,599,357
Texas Roadhouse, Inc.	126,100	4,690,920
Wendy’s Co. (The)	608,115	5,260,195

		40,493,764

Household Durables—1.9%
Blyth, Inc. (a)	108,842	649,787
Dixie Group, Inc. (The) (a) (b)	308,255	2,577,012
Helen of Troy, Ltd. (a)	59,756	5,336,211
Meritage Homes Corp. (a)	157,700	5,759,204
Tupperware Brands Corp. (b)	86,183	4,265,196

		18,587,410

Household Products—1.6%
Central Garden and Pet Co. (a)	255,654	3,954,967
Spectrum Brands Holdings, Inc.	51,422	4,705,627
WD-40 Co.	83,810	7,464,957

		16,125,551

Insurance—6.8%
American Equity Investment Life Holding Co.	218,100	5,083,911
Brown & Brown, Inc.	295,220	9,142,963
Endurance Specialty Holdings, Ltd.	71,274	4,349,852
Fidelity & Guaranty Life	84,822	2,081,532
Infinity Property & Casualty Corp.	57,800	4,655,212
ProAssurance Corp.	282,422	13,858,447
RenaissanceRe Holdings, Ltd.	31,018	3,297,834
Selective Insurance Group, Inc.	265,300	8,240,218
Stewart Information Services Corp.	104,293	4,266,627
Validus Holdings, Ltd.	281,754	12,698,653

		67,675,249

IT Services—1.8%
Acxiom Corp. (a)	88,149	1,741,824
DST Systems, Inc.	51,590	5,424,173
Sykes Enterprises, Inc. (a)	252,441	6,437,246
Teradata Corp. (a) (b)	145,138	4,203,196

		17,806,439

Life Sciences Tools & Services—0.8%
Bio-Rad Laboratories, Inc. - Class A (a)	30,647	4,116,198
VWR Corp. (a)	162,365	4,171,157

		8,287,355

MIST-247

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—5.7%
Altra Industrial Motion Corp.	157,900	$3,650,648
Barnes Group, Inc.	94,200	3,395,910
Briggs & Stratton Corp.	160,901	3,106,998
CIRCOR International, Inc.	67,082	2,691,330
Douglas Dynamics, Inc.	348,006	6,911,399
EnPro Industries, Inc.	57,300	2,244,441
ESCO Technologies, Inc. (b)	159,318	5,719,516
Hillenbrand, Inc.	188,986	4,915,526
ITT Corp.	247,600	8,277,268
Kadant, Inc.	178,693	6,970,814
Mueller Industries, Inc.	289,774	8,571,515

		56,455,365

Marine—0.6%
Kirby Corp. (a)	42,700	2,645,265
Matson, Inc.	101,200	3,895,188

		6,540,453

Media—1.2%
AH Belo Corp. - Class A	666,652	3,286,594
Cinemark Holdings, Inc.	104,200	3,385,458
Meredith Corp.	64,400	2,742,152
New Media Investment Group, Inc.	180,161	2,785,289

		12,199,493

Metals & Mining—1.4%
Kaiser Aluminum Corp.	104,400	8,378,100
Royal Gold, Inc.	61,070	2,869,069
Ryerson Holding Corp. (a) (b)	174,800	917,700
TimkenSteel Corp. (b)	141,325	1,430,209

		13,595,078

Multi-Utilities—0.9%
Black Hills Corp.	81,900	3,385,746
NorthWestern Corp.	99,700	5,366,851

		8,752,597

Oil, Gas & Consumable Fuels—1.8%
Bonanza Creek Energy, Inc. (a) (b)	179,400	730,158
Energen Corp.	47,755	2,381,064
Gulfport Energy Corp. (a)	85,894	2,549,334
Jones Energy, Inc. - Class A (a) (b)	95,000	455,050
Oasis Petroleum, Inc. (a) (b)	263,300	2,285,444
PDC Energy, Inc. (a) (b)	54,215	2,873,937
SM Energy Co. (b)	98,800	3,165,552
Stone Energy Corp. (a) (b)	250,200	1,240,992
Whiting Petroleum Corp. (a)	136,700	2,087,409

		17,768,940

Paper & Forest Products—1.9%
Clearwater Paper Corp. (a)	77,000	3,637,480
Neenah Paper, Inc.	110,548	6,442,738
PH Glatfelter Co.	156,374	2,692,760
Schweitzer-Mauduit International, Inc.	168,142	5,780,722

		18,553,700

Pharmaceuticals—0.2%
Theravance, Inc. (b)	278,347	1,998,532

Professional Services—0.6%
Korn/Ferry International	177,335	5,864,468

Real Estate Investment Trusts—4.8%
Apollo Commercial Real Estate Finance, Inc. (b)	130,280	2,046,699
Brandywine Realty Trust	420,500	5,180,560
Education Realty Trust, Inc.	100,267	3,303,798
Gramercy Property Trust, Inc. (b)	177,345	3,683,456
Hatteras Financial Corp.	422,509	6,401,011
Healthcare Realty Trust, Inc.	170,400	4,234,440
Highwoods Properties, Inc. (b)	138,500	5,366,875
LaSalle Hotel Properties	100,413	2,850,725
Lexington Realty Trust	519,400	4,207,140
Ramco-Gershenson Properties Trust	212,800	3,194,128
Summit Hotel Properties, Inc.	272,200	3,176,574
Washington Real Estate Investment Trust (b)	162,500	4,051,125

		47,696,531

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	110,100	3,779,733

Road & Rail—0.7%
Saia, Inc. (a)	72,300	2,237,685
Werner Enterprises, Inc.	197,100	4,947,210

		7,184,895

Semiconductors & Semiconductor Equipment—1.8%
Cirrus Logic, Inc. (a)	119,300	3,759,143
DSP Group, Inc. (a)	273,200	2,488,852
Exar Corp. (a)	186,324	1,108,628
ON Semiconductor Corp. (a)	600,900	5,648,460
Teradyne, Inc.	256,500	4,619,565

		17,624,648

Software—2.3%
ACI Worldwide, Inc. (a)	198,111	4,184,105
Progress Software Corp. (a)	186,593	4,819,697
PTC, Inc. (a)	153,300	4,865,742
Synopsys, Inc. (a)	193,600	8,940,448

		22,809,992

Specialty Retail—1.8%
Asbury Automotive Group, Inc. (a)	36,600	2,970,090
Ascena Retail Group, Inc. (a)	100,378	1,396,258
Buckle, Inc. (The) (b)	74,089	2,739,070
Cato Corp. (The) - Class A	71,754	2,441,789
Christopher & Banks Corp. (a) (b)	406,785	451,531
Finish Line, Inc. (The) - Class A	98,600	1,902,980
Genesco, Inc. (a)	41,900	2,391,233
Guess?, Inc. (b)	141,657	3,025,794
Stage Stores, Inc. (b)	108,100	1,063,704

		18,382,449

MIST-248

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—1.3%
Electronics For Imaging, Inc. (a)	142,400	$6,163,072
Imation Corp. (a) (b)	1,423,110	3,031,224
Super Micro Computer, Inc. (a) (b)	152,500	4,157,150

		13,351,446

Textiles, Apparel & Luxury Goods—1.1%
Delta Apparel, Inc. (a)	212,907	3,753,550
Steven Madden, Ltd. (a)	105,500	3,863,410
Wolverine World Wide, Inc.	145,600	3,150,784

		10,767,744

Trading Companies & Distributors—0.6%
H&E Equipment Services, Inc.	241,600	4,039,552
WESCO International, Inc. (a) (b)	40,100	1,863,447

		5,902,999

Total Common Stocks (Cost $1,089,914,085)		988,341,265

Short-Term Investments—9.7%

Mutual Fund—8.7%
State Street Navigator Securities Lending MET Portfolio (c)	86,827,668	86,827,668

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $10,252,050 on 10/01/15, collateralized by $10,280,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $10,459,900.	10,252,050	10,252,050

Total Short-Term Investments (Cost $97,079,718)		97,079,718

Total Investments—108.8% (Cost $1,186,993,803)(d)		1,085,420,983
Other assets and liabilities (net)—(8.8)%		(87,937,992)

Net Assets—100.0%		$997,482,991

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $89,482,157 and the collateral received consisted of cash in the amount of $86,827,668 and non-cash collateral with a value of $4,045,265. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,186,993,803. The aggregate unrealized appreciation and depreciation of investments were $46,033,243 and $(147,606,063), respectively, resulting in net unrealized depreciation of $(101,572,820).

MIST-249

Met Investors Series Trust

MetLife Small Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$988,341,265	$—	$—	$988,341,265
Short-Term Investments
Mutual Fund	86,827,668	—	—	86,827,668
Repurchase Agreement	—	10,252,050	—	10,252,050
Total Short-Term Investments	86,827,668	10,252,050	—	97,079,718
Total Investments	$1,075,168,933	$10,252,050	$—	$1,085,420,983

Collateral for Securities Loaned (Liability)	$—	$(86,827,668)	$—	$(86,827,668)

*	See Schedule of Investments for additional detailed categorizations.

MIST-250

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Australia—0.4%
Iluka Resources, Ltd. (a)	1,054,524	$4,612,905

Brazil—5.3%
Alupar Investimento S.A.	761,754	2,862,942
Ambev S.A. (ADR)	2,885,197	14,137,465
BB Seguridade Participacoes S.A.	828,832	5,186,864
BM&FBovespa S.A.	1,897,810	5,304,007
Brasil Insurance Participacoes e Administracao S.A.	2,048,831	366,924
BRF S.A.	251,759	4,482,701
Estacio Participacoes S.A.	1,413,711	5,027,955
Fibria Celulose S.A.	536,993	7,287,230
Gerdau S.A. (ADR) (a)	3,206,563	4,392,991
Localiza Rent a Car S.A.	515,556	3,178,254
M Dias Branco S.A.	197,844	2,899,417
Mills Estruturas e Servicos de Engenharia S.A. (b)	1,592,546	1,807,657
Odontoprev S.A.	1,381,261	3,327,290
Qualicorp S.A.	1,539,286	5,761,888
Ultrapar Participacoes S.A.	222,004	3,740,665

		69,764,250

Canada—0.6%
Gran Tierra Energy, Inc. (a) (b)	3,474,696	7,446,707

Chile—1.3%
Banco Santander Chile (ADR)	366,846	6,683,934
S.A.C.I. Falabella	1,563,369	9,690,828

		16,374,762

China—15.3%
51job, Inc. (ADR) (b)	424,044	11,618,806
Alibaba Group Holding, Ltd. (ADR) (a) (b)	355,971	20,991,610
Baidu, Inc. (ADR) (b)	37,481	5,150,264
Belle International Holdings, Ltd.	6,265,000	5,471,424
CAR, Inc. (a) (b)	1,482,000	2,150,898
China Construction Bank Corp. - Class H	57,746,060	38,681,034
China Pacific Insurance Group Co., Ltd. - Class H	5,737,600	21,249,523
China Resources Gas Group, Ltd.	9,414,000	24,355,054
China Shenhua Energy Co., Ltd. - Class H	7,931,500	12,221,850
Guangzhou Automobile Group Co., Ltd. - Class H	21,982,000	17,907,255
Tingyi Cayman Islands Holding Corp.	8,120,000	13,041,030
Vipshop Holdings, Ltd. (ADR) (a) (b)	333,165	5,597,172
Want Want China Holdings, Ltd. (a)	20,597,000	16,924,717
Wumart Stores, Inc. - Class H (a) (b)	9,895,000	3,986,064

		199,346,701

Colombia—0.7%
Bancolombia S.A. (ADR) (a)	300,762	9,684,537

Czech Republic—0.7%
Komercni Banka A/S	42,947	9,316,393

Greece—1.2%
Diana Shipping, Inc. (b)	1,352,951	8,767,122
Hellenic Telecommunications Organization S.A.	729,400	6,374,345

		15,141,467

Hong Kong—10.0%
Ajisen China Holdings, Ltd. (a)	5,093,000	2,278,559
BOC Hong Kong Holdings, Ltd.	4,405,000	13,001,935
Dairy Farm International Holdings, Ltd. (a)	1,310,700	7,973,873
First Pacific Co., Ltd.	14,268,650	8,760,615
Global Brands Group Holding, Ltd. (b)	101,704,000	21,158,022
Hang Lung Properties, Ltd.	6,855,000	15,426,071
Hengan International Group Co., Ltd.	775,500	7,575,697
Pacific Basin Shipping, Ltd. (a)	13,740,752	4,209,409
Stella International Holdings, Ltd.	7,999,500	19,611,028
Techtronic Industries Co., Ltd.	8,139,500	30,262,662

		130,257,871

India—9.2%
Bajaj Auto, Ltd.	197,070	6,974,566
CESC, Ltd.	1,391,203	10,970,268
Coal India, Ltd.	1,103,325	5,474,964
Dabur India, Ltd.	3,853,510	16,283,993
Housing Development Finance Corp., Ltd.	2,457,906	45,508,671
Shriram Transport Finance Co., Ltd.	1,111,784	15,530,945
Sun Pharmaceutical Industries, Ltd.	969,829	12,903,320
Tata Consultancy Services, Ltd.	174,150	6,866,109

		120,512,836

Indonesia—0.6%
Gudang Garam Tbk PT	1,777,500	5,098,820
XL Axiata Tbk PT (b)	18,186,500	3,251,005

		8,349,825

Japan—0.8%
Inpex Corp.	1,205,500	10,770,122

Malaysia—0.7%
Public Bank Bhd	2,335,550	9,319,953

Mexico—4.8%
Bolsa Mexicana de Valores S.A.B. de C.V.	2,425,388	3,804,890
Cemex S.A.B. de C.V. (ADR) (b)	897,169	6,271,211
Concentradora Fibra Danhos S.A. de C.V. (REIT)	1,131,391	2,387,948
Concentradora Fibra Hotelera Mexicana S.A. de C.V. (REIT)	4,841,743	4,866,117
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	7,546,257	6,213,814
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	2,016,092	9,889,106
Grupo Financiero Inbursa S.A.B. de C.V. (a)	1,864,869	3,853,313
Grupo Lala S.A.B. de C.V. (a)	1,798,970	4,255,619
Grupo Mexico S.A.B. de C.V. - Series B (a)	1,760,939	4,259,404
Prologis Property Mexico S.A. de C.V. (REIT) (b)	2,825,904	4,344,613

MIST-251

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Promotora y Operadora de Infraestructura S.A.B. de C.V. (b)	388,978	$4,261,411
Wal-Mart de Mexico S.A.B. de C.V. (a)	3,051,954	7,530,184

		61,937,630

Panama—0.1%
Copa Holdings S.A. - Class A (a)	44,287	1,856,954

Peru—0.4%
Credicorp, Ltd.	44,603	4,743,975

Philippines—1.2%
Jollibee Foods Corp.	974,730	4,024,742
Robinsons Retail Holdings, Inc.	1,877,987	2,939,617
Universal Robina Corp.	2,131,999	8,775,257

		15,739,616

Russia—3.5%
Magnit PJSC (b)	101,625	18,140,988
NovaTek OAO (GDR)	179,336	16,633,701
Sberbank of Russia (b)	9,792,623	11,275,079

		46,049,768

South Africa—7.7%
AVI, Ltd.	2,484,319	15,725,512
Clicks Group, Ltd.	1,873,154	12,148,039
Imperial Holdings, Ltd.	446,581	5,471,263
MTN Group, Ltd.	563,905	7,259,809
Naspers, Ltd. - N Shares	373,756	46,896,406
Woolworths Holdings, Ltd.	1,853,820	12,975,623

		100,476,652

South Korea—12.1%
E-Mart Co., Ltd.	24,055	4,684,123
Kia Motors Corp. (a)	401,084	18,193,202
LG Chem, Ltd.	62,300	15,138,055
LG Household & Health Care, Ltd.	44,183	31,916,742
NAVER Corp.	37,845	16,437,843
Samsung Electronics Co., Ltd.	43,424	41,760,717
Samsung Fire & Marine Insurance Co., Ltd.	73,479	17,242,685
Shinhan Financial Group Co., Ltd.	238,872	8,343,899
TK Corp. (a) (b)	467,428	4,204,357

		157,921,623

Taiwan—10.2%
Cathay Financial Holding Co., Ltd.	6,943,650	9,500,625
E.Sun Financial Holding Co., Ltd.	33,084,647	19,474,563
Hon Hai Precision Industry Co., Ltd.	4,758,150	12,445,947
Largan Precision Co., Ltd.	82,000	6,437,504
MediaTek, Inc.	1,420,000	10,596,907
Taiwan Semiconductor Manufacturing Co., Ltd.	18,861,842	75,268,284

		133,723,830

Thailand—2.7%
Bangkok Bank PCL	2,587,600	11,406,971
Kasikornbank PCL (NVDR)	3,033,900	14,327,042
PTT Global Chemical PCL (a)	6,194,600	9,173,708

		34,907,721

Turkey—1.5%
Ford Otomotiv Sanayi A/S	507,303	5,420,301
Turkiye Garanti Bankasi A/S (a)	4,673,377	10,864,913
Turkiye Sinai Kalkinma Bankasi A/S (a)	8,291,959	3,865,338

		20,150,552

United Arab Emirates—0.6%
Lamprell plc (b)	4,784,431	8,264,472

United Kingdom—2.2%
SABMiller plc	368,325	20,871,668
Standard Chartered plc (a)	865,906	8,374,345

		29,246,013

United States—3.5%
Cognizant Technology Solutions Corp. - Class A (b)	419,902	26,290,064
EPAM Systems, Inc. (a) (b)	251,752	18,760,559

		45,050,623

Total Common Stocks (Cost $1,518,380,600)		1,270,967,758

Warrants—1.3%

United Arab Emirates—1.3%
First Gulf Bank PJSC, Expires 07/26/18 (b)	1,986,882	7,490,545
Union National Bank PJSC, Expires 05/15/17 (b)	5,581,375	9,345,454

Total Warrants (Cost $17,788,443)		16,835,999

Short-Term Investments—7.8%

Mutual Fund—6.5%
State Street Navigator Securities Lending MET Portfolio (c)	85,180,476	85,180,476

MIST-252

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $16,649,565 on 10/01/15, collateralized by $16,660,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $16,983,404.	16,649,565	$16,649,565

Total Short-Term Investments (Cost $101,830,041)		101,830,041

Total Investments—106.4% (Cost $1,637,999,084)(d)		1,389,633,798
Other assets and liabilities (net)—(6.4)%		(83,890,048)

Net Assets—100.0%		$1,305,743,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $93,154,294 and the collateral received consisted of cash in the amount of $85,180,476 and non-cash collateral with a value of $11,165,068. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,637,999,084. The aggregate unrealized appreciation and depreciation of investments were $98,294,151 and $(346,659,437), respectively, resulting in net unrealized depreciation of $(248,365,286).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Banks	14.8
Semiconductors & Semiconductor Equipment	6.6
Food Products	5.1
Food & Staples Retailing	4.4
Oil, Gas & Consumable Fuels	4.3
Insurance	4.1
IT Services	4.0
Automobiles	3.7
Media	3.6
Textiles, Apparel & Luxury Goods	3.5

MIST-253

Met Investors Series Trust

MFS Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,612,905	$—	$4,612,905
Brazil	69,764,250	—	—	69,764,250
Canada	7,446,707	—	—	7,446,707
Chile	16,374,762	—	—	16,374,762
China	43,357,852	155,988,849	—	199,346,701
Colombia	9,684,537	—	—	9,684,537
Czech Republic	—	9,316,393	—	9,316,393
Greece	8,767,122	6,374,345	—	15,141,467
Hong Kong	—	130,257,871	—	130,257,871
India	—	120,512,836	—	120,512,836
Indonesia	—	8,349,825	—	8,349,825
Japan	—	10,770,122	—	10,770,122
Malaysia	—	9,319,953	—	9,319,953
Mexico	61,937,630	—	—	61,937,630
Panama	1,856,954	—	—	1,856,954
Peru	4,743,975	—	—	4,743,975
Philippines	—	15,739,616	—	15,739,616
Russia	29,416,067	16,633,701	—	46,049,768
South Africa	—	100,476,652	—	100,476,652
South Korea	—	157,921,623	—	157,921,623
Taiwan	—	133,723,830	—	133,723,830
Thailand	20,580,679	14,327,042	—	34,907,721
Turkey	—	20,150,552	—	20,150,552
United Arab Emirates	—	8,264,472	—	8,264,472
United Kingdom	—	29,246,013	—	29,246,013
United States	45,050,623	—	—	45,050,623
Total Common Stocks	318,981,158	951,986,600	—	1,270,967,758
Total Warrants*	16,835,999	—	—	16,835,999
Short-Term Investments
Mutual Fund	85,180,476	—	—	85,180,476
Repurchase Agreement	—	16,649,565	—	16,649,565
Total Short-Term Investments	85,180,476	16,649,565	—	101,830,041
Total Investments	$420,997,633	$968,636,165	$—	$1,389,633,798

Collateral for Securities Loaned (Liability)	$—	$(85,180,476)	$—	$(85,180,476)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $85,592,814 were due to the discontinuation of a systematic fair valuation model factor.

MIST-254

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.5% of Net Assets

Security Description	Shares	Value

Australia—3.8%
APA Group	1,923,704	$11,579,901
Brambles, Ltd.	598,922	4,106,306
Iluka Resources, Ltd. (a)	1,836,674	8,034,339
Oil Search, Ltd.	1,513,074	7,671,935
Orica, Ltd. (a)	1,049,624	11,118,089
Westpac Banking Corp.	1,336,177	28,088,673

		70,599,243

Belgium—0.9%
KBC Groep NV	273,895	17,271,663

Brazil—0.4%
Gerdau S.A. (ADR) (a)	2,220,938	3,042,685
M Dias Branco S.A.	251,939	3,692,182

		6,734,867

Canada—2.0%
Element Financial Corp. (b)	708,596	9,674,499
Enbridge, Inc.	252,076	9,359,585
Valeant Pharmaceuticals International, Inc. (b)	96,858	17,277,530

		36,311,614

China—1.0%
Alibaba Group Holding, Ltd. (ADR) (b)	131,212	7,737,572
China Resources Gas Group, Ltd.	4,114,424	10,644,467

		18,382,039

Denmark—0.3%
TDC A/S	1,230,941	6,351,986

France—9.1%
BNP Paribas S.A.	436,631	25,711,336
Danone S.A.	529,561	33,491,542
Dassault Systemes S.A.	95,268	7,033,891
Engie	969,804	15,704,409
L’Oreal S.A.	160,334	27,879,984
Legrand S.A.	118,052	6,276,351
LVMH Moet Hennessy Louis Vuitton SE	124,389	21,225,991
Schneider Electric SE	490,040	27,480,912
Technip S.A.	98,235	4,641,238

		169,445,654

Germany—7.0%
Bayer AG	293,630	37,528,335
Brenntag AG	123,321	6,636,616
Deutsche Wohnen AG	260,731	6,968,004
Infineon Technologies AG	1,155,437	12,984,907
Linde AG	167,341	27,106,659
Siemens AG	300,588	26,855,504
Symrise AG	205,545	12,346,879

		130,426,904

Greece—0.3%
Hellenic Telecommunications Organization S.A.	625,551	5,466,792

Hong Kong—3.5%
AIA Group, Ltd.	5,529,828	$28,791,292
BOC Hong Kong Holdings, Ltd.	2,910,500	8,590,722
CK Hutchison Holdings, Ltd.	1,404,514	18,363,740
Esprit Holdings, Ltd. (a)	4,301,297	3,221,155
Global Brands Group Holding, Ltd. (b)	24,424,920	5,081,246

		64,048,155

India—1.1%
HDFC Bank, Ltd. (ADR)	206,844	12,636,100
Reliance Industries, Ltd.	611,741	8,053,524

		20,689,624

Italy—1.8%
Enel S.p.A.	2,275,641	10,175,308
Intesa Sanpaolo S.p.A.	6,633,386	23,425,795

		33,601,103

Japan—18.9%
ABC-Mart, Inc. (a)	116,700	6,520,864
AEON Financial Service Co., Ltd. (a)	533,299	10,559,783
Denso Corp.	774,370	32,829,160
Honda Motor Co., Ltd.	338,031	10,079,644
Inpex Corp.	743,886	6,645,992
Japan Tobacco, Inc.	786,831	24,476,601
JSR Corp. (a)	1,320,877	19,082,686
KDDI Corp.	1,088,500	24,376,228
Kubota Corp.	1,607,000	22,130,218
Mitsubishi Corp.	590,954	9,716,071
Mitsubishi UFJ Financial Group, Inc.	4,691,574	28,355,200
Nippon Paint Holdings Co., Ltd. (a)	239,800	4,198,493
Nomura Research Institute, Ltd.	343,842	13,246,643
Santen Pharmaceutical Co., Ltd.	1,575,100	21,227,893
SoftBank Group Corp.	266,600	12,266,374
Sony Financial Holdings, Inc.	671,444	11,057,303
Sumitomo Mitsui Financial Group, Inc.	703,682	26,787,409
Sundrug Co., Ltd.	247,670	13,094,674
Terumo Corp.	481,000	13,638,267
Tokyo Gas Co., Ltd.	2,549,963	12,395,493
USS Co., Ltd.	97,600	1,631,673
Yamato Holdings Co., Ltd. (a)	1,308,566	25,091,025

		349,407,694

Netherlands—4.6%
Akzo Nobel NV	436,968	28,407,582
ING Groep NV	2,014,130	28,591,959
RELX NV	1,682,831	27,474,856

		84,474,397

Philippines—0.2%
Philippine Long Distance Telephone Co.	84,790	3,970,804

Portugal—0.3%
Galp Energia SGPS S.A.	649,050	6,403,034

MIST-255

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Russia—0.4%
Mobile TeleSystems PJSC (b)	826,373	$2,693,017
Sberbank of Russia (ADR)	798,044	3,949,093

		6,642,110

Singapore—0.6%
DBS Group Holdings, Ltd.	952,479	10,882,165

Spain—0.4%
Amadeus IT Holding S.A. - A Shares (a)	182,955	7,823,017

Sweden—2.7%
Atlas Copco AB - A Shares	1,119,696	26,993,629
Hennes & Mauritz AB - B Shares	327,791	11,985,201
Telefonaktiebolaget LM Ericsson - B Shares	1,111,334	10,947,224

		49,926,054

Switzerland—14.7%
Julius Baer Group, Ltd. (b)	269,760	12,273,567
Nestle S.A.	880,299	66,292,238
Novartis AG	675,618	62,234,381
Roche Holding AG	237,399	62,757,377
Schindler Holding AG (Participation Certificate)	118,651	17,082,800
UBS Group AG	1,556,098	28,836,236
Zurich Insurance Group AG (b)	95,361	23,460,748

		272,937,347

Taiwan—2.0%
MediaTek, Inc.	1,692,845	12,633,043
Taiwan Semiconductor Manufacturing Co., Ltd.	6,056,468	24,168,369

		36,801,412

Thailand—0.3%
Kasikornbank PCL (NVDR)	1,083,842	5,118,247

United Kingdom—19.7%
Barclays plc	6,609,320	24,435,001
BG Group plc	1,583,169	22,828,858
BHP Billiton plc	590,078	9,008,210
BT Group plc	1,896,263	12,066,505
Burberry Group plc	372,262	7,725,861
Cairn Energy plc (b)	1,477,624	3,137,181
Centrica plc	2,314,928	8,044,337
Compass Group plc	878,545	14,026,052
GKN plc	5,396,318	21,952,856
Hiscox, Ltd.	664,891	9,485,526
HSBC Holdings plc	5,052,145	38,218,414
Lloyds Banking Group plc	25,953,496	29,586,290
Reckitt Benckiser Group plc	354,170	32,148,397
Rio Tinto plc	1,059,502	35,544,956
Royal Dutch Shell plc - A Shares	772,434	18,215,312
Sky plc	535,327	8,471,080

United Kingdom—(Continued)
Stagecoach Group plc	982,295	5,020,820
Vodafone Group plc	6,137,681	19,407,582
Whitbread plc	343,634	24,305,730
WPP plc	1,044,107	21,743,341

		365,372,309

United States—2.5%
Cognizant Technology Solutions Corp. - Class A (b)	356,673	22,331,297
MasterCard, Inc. - Class A	173,834	15,665,920
Yum! Brands, Inc.	94,475	7,553,276

		45,550,493

Total Common Stocks (Cost $1,851,669,393)		1,824,638,727

Short-Term Investments—4.4%

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (c)	62,912,006	62,912,006

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $17,950,975 on 10/01/15, collateralized by $17,965,000 U.S. Treasury Note at 1.625% due 07/31/19 with a value of $18,313,737.	17,950,975	17,950,975

Total Short-Term Investments (Cost $80,862,981)		80,862,981

Total Investments—102.9% (Cost $1,932,532,374)(d)		1,905,501,708
Other assets and liabilities (net)—(2.9)%		(54,385,675)

Net Assets—100.0%		$1,851,116,033

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $61,476,814 and the collateral received consisted of cash in the amount of $62,912,006 and non-cash collateral with a value of $1,420,160. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.

MIST-256

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(d)	As of September 30, 2015, the aggregate cost of investments was $1,932,532,374. The aggregate unrealized appreciation and depreciation of investments were $204,018,018 and $(231,048,684), respectively, resulting in net unrealized depreciation of $(27,030,666).
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(NVDR)—	Non-Voting Depository Receipts

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Banks	16.8
Pharmaceuticals	10.9
Food Products	5.6
Chemicals	5.5
Oil, Gas & Consumable Fuels	4.5
Insurance	3.9
Machinery	3.6
Wireless Telecommunication Services	3.4
IT Services	3.2
Media	3.1

MIST-257

Met Investors Series Trust

MFS Research International Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$70,599,243	$—	$70,599,243
Belgium	—	17,271,663	—	17,271,663
Brazil	6,734,867	—	—	6,734,867
Canada	36,311,614	—	—	36,311,614
China	7,737,572	10,644,467	—	18,382,039
Denmark	—	6,351,986	—	6,351,986
France	—	169,445,654	—	169,445,654
Germany	—	130,426,904	—	130,426,904
Greece	—	5,466,792	—	5,466,792
Hong Kong	—	64,048,155	—	64,048,155
India	12,636,100	8,053,524	—	20,689,624
Italy	—	33,601,103	—	33,601,103
Japan	—	349,407,694	—	349,407,694
Netherlands	—	84,474,397	—	84,474,397
Philippines	—	3,970,804	—	3,970,804
Portugal	—	6,403,034	—	6,403,034
Russia	2,693,017	3,949,093	—	6,642,110
Singapore	—	10,882,165	—	10,882,165
Spain	—	7,823,017	—	7,823,017
Sweden	—	49,926,054	—	49,926,054
Switzerland	—	272,937,347	—	272,937,347
Taiwan	—	36,801,412	—	36,801,412
Thailand	—	5,118,247	—	5,118,247
United Kingdom	—	365,372,309	—	365,372,309
United States	45,550,493	—	—	45,550,493
Total Common Stocks	111,663,663	1,712,975,064	—	1,824,638,727
Short-Term Investments
Mutual Fund	62,912,006	—	—	62,912,006
Repurchase Agreement	—	17,950,975	—	17,950,975
Total Short-Term Investments	62,912,006	17,950,975	—	80,862,981
Total Investments	$174,575,669	$1,730,926,039	$—	$1,905,501,708

Collateral for Securities Loaned (Liability)	$—	$(62,912,006)	$—	$(62,912,006)

Transfers from Level 2 to Level 1 in the amount of $11,592,234 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $35,688,259 were due to the application of a systematic fair valuation model factor.

MIST-258

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—91.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
TransDigm Group, Inc. (a)	50,661	$10,760,903

Air Freight & Logistics—0.4%
XPO Logistics, Inc. (a) (b)	180,996	4,313,135

Automobiles—4.9%
Tesla Motors, Inc. (a) (b)	190,011	47,198,732

Beverages—3.1%
Monster Beverage Corp. (a)	219,244	29,628,634

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. (a)	58,204	4,677,274
Intrexon Corp. (a) (b)	107,300	3,412,140
Seattle Genetics, Inc. (a) (b)	73,393	2,830,034

		10,919,448

Communications Equipment—1.0%
Palo Alto Networks, Inc. (a)	57,510	9,891,720

Consumer Finance—2.4%
LendingClub Corp. (a) (b)	1,741,543	23,040,614

Diversified Financial Services—6.1%
McGraw Hill Financial, Inc.	314,687	27,220,425
MSCI, Inc.	531,426	31,598,590

		58,819,015

Electrical Equipment—0.4%
SolarCity Corp. (a) (b)	99,154	4,234,867

Food Products—3.8%
Keurig Green Mountain, Inc. (b)	242,698	12,654,274
Mead Johnson Nutrition Co.	349,202	24,583,821

		37,238,095

Health Care Equipment & Supplies—4.8%
DexCom, Inc. (a)	110,094	9,452,671
Intuitive Surgical, Inc. (a)	81,225	37,329,385

		46,782,056

Health Care Technology—3.4%
athenahealth, Inc. (a) (b)	250,686	33,428,978

Hotels, Restaurants & Leisure—3.3%
Chipotle Mexican Grill, Inc. (a)	7,556	5,442,209
Dunkin’ Brands Group, Inc. (b)	532,137	26,074,713

		31,516,922

Internet & Catalog Retail—2.7%
TripAdvisor, Inc. (a)	70,632	4,451,229
Vipshop Holdings, Ltd. (ADR) (a) (b)	437,539	7,350,655
Zalando SE (a)	225,626	7,473,093
zulily, Inc. - Class A (a) (b)	382,347	6,652,838

		25,927,815

Internet Software & Services—17.0%
Autohome, Inc. (ADR) (a) (b)	329,097	$10,705,525
Dropbox, Inc. (a) (c) (d)	460,161	8,522,182
LinkedIn Corp. - Class A (a)	224,932	42,766,321
MercadoLibre, Inc.	83,538	7,606,970
Pandora Media, Inc. (a)	511,651	10,918,632
SurveyMonkey, Inc. (a) (c) (d)	303,799	4,982,304
Twitter, Inc. (a) (b)	1,429,226	38,503,348
Yelp, Inc. (a)	126,292	2,735,485
Youku Tudou, Inc. (ADR) (a) (b)	498,769	8,793,298
Zillow Group, Inc. - Class A (a) (b)	353,539	10,157,176
Zillow Group, Inc. - Class C (a) (b)	707,078	19,091,106

		164,782,347

IT Services—4.6%
FleetCor Technologies, Inc. (a)	168,224	23,150,987
Gartner, Inc. (a)	251,934	21,144,820

		44,295,807

Life Sciences Tools & Services—4.7%
Illumina, Inc. (a)	258,189	45,394,790

Pharmaceuticals—5.7%
Endo International plc (a)	394,583	27,336,710
Zoetis, Inc.	688,011	28,332,293

		55,669,003

Professional Services—4.9%
IHS, Inc. - Class A (a)	192,322	22,309,352
Verisk Analytics, Inc. (a)	345,269	25,518,832

		47,828,184

Software—11.4%
FireEye, Inc. (a) (b)	272,555	8,672,700
Mobileye NV (a)	108,975	4,956,183
NetSuite, Inc. (a) (b)	96,004	8,054,736
ServiceNow, Inc. (a)	364,403	25,307,788
Splunk, Inc. (a)	530,655	29,371,754
Tableau Software, Inc. - Class A (a)	111,920	8,928,978
Workday, Inc. - Class A (a)	375,045	25,825,599

		111,117,738

Specialty Retail—1.0%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	59,961	9,794,629

Technology Hardware, Storage & Peripherals—0.3%
3D Systems Corp. (a) (b)	146,928	1,697,019
Stratasys, Ltd. (a) (b)	52,231	1,383,599

		3,080,618

Textiles, Apparel & Luxury Goods—3.5%
lululemon athletica, Inc. (a) (b)	225,158	11,404,253
Michael Kors Holdings, Ltd. (a)	348,423	14,717,387
Under Armour, Inc. - Class A (a) (b)	78,395	7,587,068

		33,708,708

Total Common Stocks (Cost $849,174,270)		889,372,758

MIST-259

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stocks—2.5%

Security Description	Shares/ Notional Amount*	Value

Internet & Catalog Retail—1.4%
Flipkart Online Pvt., Ltd. - Series D (a) (c) (d)	98,557	$13,386,012

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	960,965
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	30,835

		991,800

Software—1.0%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	5,794,725
Palantir Technologies, Inc. - Series H (a) (c) (d)	174,289	1,864,892
Palantir Technologies, Inc. - Series H-1 (a) (c) (d)	174,289	1,864,892

		9,524,509

Total Preferred Stocks (Cost $7,854,830)		23,902,321

Convertible Preferred Stock—1.8%

Internet Software & Services—1.8%
Airbnb, Inc. - Series D (a) (c) (d) (Cost $7,659,587)	188,136	17,514,408

Purchased Options—0.2%

Currency Options—0.2%
USD call/CNY put, Strike Price CNY 6.65 Expires 11/23/15 (Counterparty - Royal Bank of Scotland plc) (e)	196,277,507	452,616
USD call/CNY put, Strike Price CNY 6.70 Expires 06/06/16 (Counterparty - Royal Bank of Scotland plc) (e)	148,743,056	1,936,040

Total Purchased Options (Cost $1,222,077)		2,388,656

Short-Term Investments—30.0%

Mutual Fund—25.5%
State Street Navigator Securities Lending MET Portfolio (f)	247,853,624	247,853,624

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $43,475,026 on 10/01/15, collateralized by $43,585,000 U.S. Treasury Note at 1.500% due 05/31/19 with a value of $44,347,738.	43,475,026	$43,475,026

Total Short-Term Investments (Cost $291,328,650)		291,328,650

Total Investments—126.1% (Cost $1,157,239,414) (g)		1,224,506,793
Other assets and liabilities (net)—(26.1)%		(253,695,326)

Net Assets—100.0%		$970,811,467

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $263,201,216 and the collateral received consisted of cash in the amount of $247,853,624 and non-cash collateral with a value of $18,723,547. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 5.7% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $54,921,215, which is 5.7% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of September 30, 2015, these securities represent 0.2% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(g)	As of September 30, 2015, the aggregate cost of investments was $1,157,239,414. The aggregate unrealized appreciation and depreciation of investments were $187,161,263 and $(119,893,884), respectively, resulting in net unrealized appreciation of $67,267,379.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CNY)—	Chinese Yuan

MIST-260

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	188,136	$7,659,587	$17,514,408
Dropbox, Inc.	05/01/12	460,161	4,165,241	8,522,182
Dropbox, Inc. - Series A	05/25/12	51,888	470,124	960,965
Flipkart Online Pvt., Ltd. - Series D	10/04/13	98,557	2,264,087	13,386,012
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	5,794,725
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,864,892
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,864,892
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,239,927	30,835
SurveyMonkey, Inc.	11/25/14	303,799	4,997,494	4,982,304

				$54,921,215

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,760,903	$—	$—	$10,760,903
Air Freight & Logistics	4,313,135	—	—	4,313,135
Automobiles	47,198,732	—	—	47,198,732
Beverages	29,628,634	—	—	29,628,634
Biotechnology	10,919,448	—	—	10,919,448
Communications Equipment	9,891,720	—	—	9,891,720
Consumer Finance	23,040,614	—	—	23,040,614
Diversified Financial Services	58,819,015	—	—	58,819,015
Electrical Equipment	4,234,867	—	—	4,234,867
Food Products	37,238,095	—	—	37,238,095
Health Care Equipment & Supplies	46,782,056	—	—	46,782,056
Health Care Technology	33,428,978	—	—	33,428,978
Hotels, Restaurants & Leisure	31,516,922	—	—	31,516,922
Internet & Catalog Retail	18,454,722	7,473,093	—	25,927,815
Internet Software & Services	151,277,861	—	13,504,486	164,782,347
IT Services	44,295,807	—	—	44,295,807
Life Sciences Tools & Services	45,394,790	—	—	45,394,790
Pharmaceuticals	55,669,003	—	—	55,669,003
Professional Services	47,828,184	—	—	47,828,184
Software	111,117,738	—	—	111,117,738
Specialty Retail	9,794,629	—	—	9,794,629
Technology Hardware, Storage & Peripherals	3,080,618	—	—	3,080,618
Textiles, Apparel & Luxury Goods	33,708,708	—	—	33,708,708
Total Common Stocks	868,395,179	7,473,093	13,504,486	889,372,758

MIST-261

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Preferred Stocks*	$—	$—	$23,902,321	$23,902,321
Total Convertible Preferred Stock*	—	—	17,514,408	17,514,408
Total Purchased Options*	—	2,388,656	—	2,388,656
Short-Term Investments
Mutual Fund	247,853,624	—	—	247,853,624
Repurchase Agreement	—	43,475,026	—	43,475,026
Total Short-Term Investments	247,853,624	43,475,026	—	291,328,650
Total Investments	$1,116,248,803	$53,336,775	$54,921,215	$1,224,506,793

Collateral for Securities Loaned (Liability)	$—	$(247,853,624)	$—	$(247,853,624)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at September 30, 2015
Common Stocks
Internet Software & Services	$13,787,121	$(282,635)	$13,504,486	$(282,635)
Preferred Stocks
Internet & Catalog Retail	11,803,186	1,582,826	13,386,012	1,582,826
Internet Software & Services	1,021,958	(30,158)	991,800	(30,158)
Software	7,138,931	2,385,578	9,524,509	2,385,578
Convertible Preferred Stocks
Internet Software & Services	9,483,936	8,030,472	17,514,408	8,030,472

Total	$43,235,132	$11,686,083	$54,921,215	$11,686,083

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$8,522,182	Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.9x	18.2x	12.8x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
	4,982,304	Market Transaction Method	Precedent Transaction	$16.45	$16.45	$16.45	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	4.4x	11.6x	11.6x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease

MIST-262

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Preferred Stocks
Internet & Catalog Retail	$13,386,012	Market Transaction Method	Precedent Transaction	$142.24	$142.24	$142.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	3.50%	4.50%	4.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	3.6x	6.0x	4.8x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
Internet Software & Services	960,966	Market Transaction Method	Precedent Transaction	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.00%	18.00%	17.00%	Decrease
			Perpetual Growth Rate	2.50%	3.50%	3.00%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.9x	18.2x	12.8x	Increase
			Discount for Lack of Marketability	15.00%	15.00%	15.00%	Decrease
	30,835	Merger & Acquisition Transaction	Sale / Merger Scenerio	$0.86	$0.86	$0.86	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease
Software	9,524,508	Comparable Company Analysis	Enterprise Value / Revenue	20.0x	22.0x	21.0x	Increase
Convertible Preferred Stocks
Internet Software & Services	17,514,408	Market Transaction Method	Precedent Transaction	$93.09	$93.09	$93.09	Increase

MIST-263

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value
Brazil—0.9%
Ambev S.A. (ADR)	474,260	$2,323,874
Embraer S.A. (ADR)	350,720	8,971,418

		11,295,292

China—1.4%
JD.com, Inc. (ADR) (a)	469,607	12,237,958
Qihoo 360 Technology Co., Ltd. (ADR) (a) (b)	98,730	4,722,256

		16,960,214

Denmark—0.2%
FLSmidth & Co. A/S (b)	82,632	2,747,505

France—4.9%
Kering	92,169	15,085,922
LVMH Moet Hennessy Louis Vuitton SE	142,255	24,274,681
Societe Generale S.A.	262,790	11,755,134
Technip S.A.	186,400	8,806,706

		59,922,443

Germany—7.5%
Allianz SE	133,759	20,964,764
Bayer AG	152,259	19,459,955
Deutsche Bank AG	472,909	12,713,533
Linde AG	71,421	11,569,099
SAP SE	324,249	20,977,739
Siemens AG	65,689	5,868,868

		91,553,958

India—1.4%
ICICI Bank, Ltd. (ADR)	2,080,700	17,436,266

Ireland—0.7%
Shire plc	121,645	8,302,760

Italy—1.8%
Banca Monte dei Paschi di Siena S.p.A. (a)	3,352,069	5,989,170
Brunello Cucinelli S.p.A. (b)	220,025	3,992,073
Prysmian S.p.A.	247,965	5,129,520
Tod’s S.p.A. (b)	78,796	6,913,560

		22,024,323

Japan—12.2%
Dai-ichi Life Insurance Co., Ltd. (The)	1,069,300	17,100,589
FANUC Corp.	52,100	8,032,215
KDDI Corp.	766,800	17,171,972
Keyence Corp.	39,200	17,551,316
Kyocera Corp.	310,800	14,261,845
Murata Manufacturing Co., Ltd.	201,400	26,155,444
Nidec Corp.	270,900	18,664,095
Nintendo Co., Ltd.	21,700	3,666,036
Nomura Holdings, Inc.	1,047,500	6,077,826
Sumitomo Mitsui Financial Group, Inc.	370,600	14,107,813
Suzuki Motor Corp.	217,900	6,732,763

		149,521,914

Mexico—0.5%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	75,474	$6,736,054

Netherlands—2.2%
Airbus Group SE	444,671	26,411,677

Spain—3.5%
Banco Bilbao Vizcaya Argentaria S.A.	1,387,528	11,768,602
Industria de Diseno Textil S.A.	723,276	24,229,472
Repsol S.A.	548,261	6,388,724

		42,386,798

Sweden—3.1%
Assa Abloy AB - Class B	1,061,880	19,073,256
Telefonaktiebolaget LM Ericsson - B Shares	1,896,352	18,680,064

		37,753,320

Switzerland—5.3%
Credit Suisse Group AG (a)	622,656	14,979,667
Nestle S.A.	179,516	13,518,722
Roche Holding AG	44,406	11,738,904
UBS Group AG	1,295,347	24,004,229

		64,241,522

United Kingdom—5.0%
Circassia Pharmaceuticals plc (a)	2,109,064	9,353,852
Earthport plc (a) (b)	3,472,325	2,105,458
International Game Technology plc	393,181	6,027,465
Prudential plc	1,016,680	21,493,181
Unilever plc	546,655	22,268,283

		61,248,239

United States—46.1%
3M Co.	120,990	17,152,752
ACADIA Pharmaceuticals, Inc. (a) (b)	236,900	7,834,283
Adobe Systems, Inc. (a)	307,190	25,257,162
Aetna, Inc.	275,990	30,196,066
Alphabet, Inc. - Class A (a)	37,860	24,168,688
Alphabet, Inc. - Class C (a)	39,268	23,891,437
Altera Corp. (b)	517,680	25,925,414
Anthem, Inc.	153,480	21,487,200
Biogen, Inc. (a)	45,370	13,239,420
BioMarin Pharmaceutical, Inc. (a)	101,450	10,684,714
Bluebird Bio, Inc. (a) (b)	73,080	6,251,994
Celldex Therapeutics, Inc. (a) (b)	627,790	6,616,907
Cigna Corp.	23,300	3,145,966
Citigroup, Inc.	542,220	26,899,534
Clovis Oncology, Inc. (a)	87,570	8,052,937
Colgate-Palmolive Co. (b)	413,700	26,253,402
eBay, Inc. (a)	511,390	12,498,372
Emerson Electric Co.	182,950	8,080,901
Facebook, Inc. - Class A (a)	233,840	21,022,216
FNF Group	287,530	10,198,689
Gilead Sciences, Inc.	174,370	17,121,390
Goldman Sachs Group, Inc. (The)	107,500	18,679,200

MIST-264

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Humana, Inc.	3,140	$562,060
Intuit, Inc.	249,540	22,146,675
MacroGenics, Inc. (a)	166,890	3,574,784
Maxim Integrated Products, Inc.	684,580	22,864,972
McDonald’s Corp.	71,360	7,031,101
McGraw Hill Financial, Inc.	351,560	30,409,940
Medivation, Inc. (a)	106,700	4,534,750
PayPal Holdings, Inc. (a)	511,390	15,873,546
St. Jude Medical, Inc.	130,210	8,214,949
SunEdison, Inc. (a) (b)	1,123,800	8,068,884
Theravance Biopharma, Inc. (a)	78,125	858,594
Theravance, Inc. (b)	63,930	459,017
Tiffany & Co. (b)	197,100	15,220,062
United Parcel Service, Inc. - Class B	172,830	17,056,593
Vertex Pharmaceuticals, Inc. (a)	49,860	5,192,420
Walt Disney Co. (The)	234,660	23,982,252
Zimmer Biomet Holdings, Inc.	136,310	12,803,598

		563,512,841

Total Common Stocks (Cost $1,007,067,293)		1,182,055,126

Preferred Stock—1.6%

Germany—1.6%
Bayerische Motoren Werke (BMW) AG (Cost $18,026,002)	286,014	19,638,304

Short-Term Investments—5.9%

Mutual Fund—4.3%
State Street Navigator Securities Lending MET Portfolio (c)	52,490,573	52,490,573

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $19,361,974 on 10/01/15, collateralized by $19,530,000 U.S. Treasury Note at 1.375% due 02/28/19 with a value of $19,749,713.	19,361,974	19,361,974

Total Short-Term Investments (Cost $71,852,547)		71,852,547

Total Investments—104.2% (Cost $1,096,945,842) (d)		1,273,545,977
Other assets and liabilities (net)—(4.2)%		(51,013,904)

Net Assets—100.0%		$1,222,532,073

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $51,532,188 and the collateral received consisted of cash in the amount of $52,490,573. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,096,945,842. The aggregate unrealized appreciation and depreciation of investments were $234,065,345 and $(57,465,210), respectively, resulting in net unrealized appreciation of $176,600,135.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2015 (Unaudited)	% of Net Assets
Biotechnology	7.6
Banks	7.2
Internet Software & Services	7.1
Capital Markets	6.3
Software	5.9
Insurance	5.7
Electronic Equipment, Instruments & Components	4.7
Semiconductors & Semiconductor Equipment	4.6
Health Care Providers & Services	4.5
Textiles, Apparel & Luxury Goods	4.1

MIST-265

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$11,295,292	$—	$—	$11,295,292
China	16,960,214	—	—	16,960,214
Denmark	—	2,747,505	—	2,747,505
France	—	59,922,443	—	59,922,443
Germany	—	91,553,958	—	91,553,958
India	17,436,266	—	—	17,436,266
Ireland	—	8,302,760	—	8,302,760
Italy	—	22,024,323	—	22,024,323
Japan	—	149,521,914	—	149,521,914
Mexico	6,736,054	—	—	6,736,054
Netherlands	—	26,411,677	—	26,411,677
Spain	—	42,386,798	—	42,386,798
Sweden	—	37,753,320	—	37,753,320
Switzerland	—	64,241,522	—	64,241,522
United Kingdom	6,027,465	55,220,774	—	61,248,239
United States	563,512,841	—	—	563,512,841
Total Common Stocks	621,968,132	560,086,994	—	1,182,055,126
Total Preferred Stock*	—	19,638,304	—	19,638,304
Short-Term Investments
Mutual Fund	52,490,573	—	—	52,490,573
Repurchase Agreement	—	19,361,974	—	19,361,974
Total Short-Term Investments	52,490,573	19,361,974	—	71,852,547
Total Investments	$674,458,705	$599,087,272	$—	$1,273,545,977

Collateral for Securities Loaned (Liability)	$—	$(52,490,573)	$—	$(52,490,573)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $22,038,726 were due to the application of a systematic fair valuation model factor.

MIST-266

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—11.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—11.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (a)	898,614	$1,051,266
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	1,114,674	1,307,539
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	601,488	759,543
United Kingdom Gilt Inflation Linked 0.625%, 03/22/40 (GBP) (a)	1,074,897	2,251,104

Total Foreign Government (Cost $5,394,421)		5,369,452

Mutual Fund—7.6%

Investment Company Security—7.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $3,755,692)	31,504	3,657,299

U.S. Treasury & Government Agencies—6.3%

U.S. Treasury—6.3%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (a)	464,550	640,450
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/18 (a)	206,484	206,245
0.125%, 01/15/23 (a)	1,064,948	1,026,705
0.250%, 01/15/25 (a)	1,188,968	1,139,598

Total U.S. Treasury & Government Agencies (Cost $3,114,130)		3,012,998

Short-Term Investments—62.9%

Mutual Funds—35.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.110% (b)	7,000,000	7,000,000
BofA Government Plus Reserves Fund, Institutional Class 0.040% (b)	1,500,000	1,500,000
UBS Select Treasury Institutional Fund, Institutional Class 0.020% (b)	8,500,000	8,500,000

		17,000,000

Repurchase Agreement—27.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $13,166,017 on 10/01/15, collateralized by $13,200,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $13,431,000.	13,166,017	13,166,017

Total Short-Term Investments (Cost $30,166,017)		30,166,017

Total Investments—88.0% (Cost $42,430,260) (c)		42,205,766
Other assets and liabilities (net)—12.0%		5,766,590

Net Assets—100.0%		$47,972,356

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2015.
(c)	As of September 30, 2015, the aggregate cost of investments was $42,430,260. The aggregate unrealized appreciation and depreciation of investments were $7,836 and $(232,330), respectively, resulting in net unrealized depreciation of $(224,494).
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation
EUR	2,800,000	Northern Trust Co.	10/29/15	$3,142,882	$12,899
GBP	1,500,000	Northern Trust Co.	10/29/15	2,272,142	3,307

Net Unrealized Appreciation					$16,206

MIST-267

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures	12/14/15	8	USD	323,436	$(8,836)
Amsterdam Index Futures	10/16/15	5	EUR	437,820	(18,515)
Australian 10 Year Treasury Bond Futures	12/15/15	72	AUD	9,246,316	50,113
Bloomberg Commodity Index Futures	12/16/15	29	USD	258,770	(3,860)
Brent Crude Oil Futures	11/13/15	2	USD	107,495	(9,395)
Canada Government Bond 10 Year Futures	12/18/15	61	CAD	8,759,619	(82,749)
Cattle Feeder Futures	01/28/16	8	USD	684,832	(15,732)
Cocoa Futures	03/15/16	11	USD	348,710	(5,840)
Coffee “C” Futures	12/18/15	1	USD	50,010	(4,504)
Copper E-Mini Futures	11/25/15	10	USD	292,277	348
Corn Futures	12/14/15	13	USD	252,765	(728)
Cotton No. 2 Futures	12/08/15	12	USD	388,924	(26,284)
DAX Index Futures	12/18/15	5	EUR	1,279,074	(80,046)
Euro-BTP Futures	12/08/15	39	EUR	5,229,116	96,313
Euro-Bobl Futures	12/08/15	24	EUR	3,085,392	12,389
Euro-Bund Futures	12/08/15	9	EUR	1,391,462	15,921
Euro-Buxl 30 Year Bond Futures	12/08/15	3	EUR	461,104	6,834
Euro-Schatz Futures	12/08/15	65	EUR	7,234,463	3,673
FTSE 100 Index Futures	12/18/15	9	GBP	556,849	(22,969)
Gasoline RBOB Futures	11/30/15	3	USD	170,076	(1,639)
Gold Mini Futures	12/29/15	28	USD	996,089	7,814
Hang Seng Index Futures	10/29/15	5	HKD	5,242,750	(5,774)
IBEX 35 Index Futures	10/16/15	8	EUR	796,754	(37,466)
Interest Rate Swap 10 Year Futures	12/14/15	69	USD	7,051,100	119,510
Interest Rate Swap 5 Year Futures	12/14/15	133	USD	13,511,875	118,547
Japanese Government 10 Year Bond Mini Futures	12/11/15	110	JPY	1,625,729,600	37,264
Lean Hogs Futures	12/14/15	12	USD	295,777	24,503
Lean Hogs Futures	02/12/16	16	USD	429,823	11,937
Live Cattle Futures	12/31/15	21	USD	1,279,593	(179,823)
Low Sulphur Gas Oil Futures	12/10/15	2	USD	95,955	(2,105)
MSCI Emerging Markets Mini Index Futures	12/18/15	71	USD	2,878,640	(70,235)
Natural Gas E-Mini Futures	10/27/15	38	USD	265,641	(25,861)
New York Harbor ULSD Futures	11/30/15	2	USD	137,079	(6,308)
Nickel Futures	12/14/15	2	USD	122,145	2,607
OMX Stockholm 30 Index Futures	10/16/15	60	SEK	8,908,839	(49,682)
Russell 2000 Mini Index Futures	12/18/15	43	USD	4,993,846	(281,476)
S&P 500 E-Mini Index Futures	12/18/15	54	USD	5,237,730	(84,240)
S&P TSX 60 Index Futures	12/17/15	7	CAD	1,093,696	(1,271)
SPI 200 Index Futures	12/17/15	22	AUD	2,806,195	(36,741)
Silver Mini Futures	12/29/15	36	USD	521,405	1,243
Soybean Futures	03/14/16	5	USD	230,941	(6,628)
Soybean Meal Futures	12/14/15	10	USD	315,351	(6,351)
Soybean Oil Futures	12/14/15	15	USD	285,755	(39,694)
TOPIX Index Futures	12/10/15	17	JPY	241,845,400	(15,758)
U.S. Treasury Long Bond Futures	12/21/15	28	USD	4,331,021	74,604
United Kingdom Long Gilt Bond Futures	12/29/15	42	GBP	4,944,556	84,659
Wheat Futures	12/14/15	6	USD	156,844	(3,019)
Zinc Futures	12/16/15	7	USD	319,732	(24,376)

Futures Contracts—Short
Aluminum Futures	12/14/15	(2)	USD	(80,653)	2,004

Net Unrealized Depreciation					$(487,622)

MIST-268

Met Investors Series Trust

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	1.500%	12/16/17	USD	20,000,000	$62,052
Pay	3M LIBOR	1.500%	12/16/17	USD	8,000,000	22,453

Net Unrealized Appreciation						$84,505

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$5,369,452	$—	$5,369,452
Total Mutual Fund*	3,657,299	—	—	3,657,299
Total U.S. Treasury & Government Agencies*	—	3,012,998	—	3,012,998
Short-Term Investments
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreement	—	13,166,017	—	13,166,017
Total Short-Term Investments	17,000,000	13,166,017	—	30,166,017
Total Investments	$20,657,299	$21,548,467	$—	$42,205,766

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,206	$—	$16,206
Futures Contracts
Futures Contracts (Unrealized Appreciation)	670,283	—	—	670,283
Futures Contracts (Unrealized Depreciation)	(1,157,905)	—	—	(1,157,905)
Total Futures Contracts	$(487,622)	$—	$—	$(487,622)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$84,505	$—	$84,505

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-269

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—113.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—0.8%
Fannie Mae ARM Pool
1.398%, 07/01/44 (a)	21,247	$21,787
1.398%, 09/01/44 (a)	38,740	39,731
2.488%, 11/01/34 (a)	943,536	1,005,782
Fannie Mae REMICS (CMO) 0.254%, 07/25/37 (a)	843,094	792,571
0.268%, 12/25/36 (a)	78,240	78,133
0.344%, 08/25/34 (a)	108,592	107,885
0.544%, 07/25/37 (a)	29,382	29,505
0.574%, 07/25/37 (a)	199,938	201,142
0.874%, 02/25/41 (a)	2,853,634	2,883,186
2.275%, 05/25/35 (a)	538,949	568,755
Fannie Mae Whole Loan (CMO) 0.544%, 05/25/42 (a)	71,279	71,336
Freddie Mac ARM Non-Gold Pool 2.372%, 01/01/34 (a)	96,156	102,722
Freddie Mac REMICS (CMO) 0.357%, 10/15/20 (a)	323,291	323,072
0.437%, 02/15/19 (a)	632,110	632,261
0.657%, 08/15/33 (a)	2,169,848	2,176,778
Freddie Mac Strips (CMO) 0.657%, 09/15/42 (a)	9,653,124	9,744,034
Freddie Mac Structured Pass-Through Securities (CMO) 0.454%, 08/25/31 (a)	55,403	54,256
1.383%, 10/25/44 (a)	3,289,783	3,402,211
1.383%, 02/25/45 (a)	992,682	1,029,356

		23,264,503

U.S. Treasury—112.9%
U.S. Treasury Bonds 2.500%, 02/15/45 (b)	22,610,000	20,814,743
2.875%, 08/15/45 (b)	14,330,000	14,322,907
3.000%, 11/15/44 (b) (c)	2,000,000	2,042,344
3.000%, 05/15/45 (b)	36,900,000	37,761,947
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (b) (d)	36,531,968	30,772,484
0.750%, 02/15/42 (b) (d)	35,480,928	31,052,270
0.750%, 02/15/45 (b) (d)	77,364,692	67,090,738
1.375%, 02/15/44 (b) (d)	106,256,069	107,809,745
1.750%, 01/15/28 (b) (d)	147,384,787	162,912,069
2.000%, 01/15/26 (b) (d)	87,780,993	98,479,302
2.125%, 02/15/40 (b) (d)	26,273,058	30,970,733
2.125%, 02/15/41 (c) (d)	7,192,614	8,526,995
2.375%, 01/15/25 (b) (c) (d)	217,237,199	249,992,441
2.375%, 01/15/27 (b) (d)	108,305,551	126,741,430
2.500%, 01/15/29 (b) (d)	42,719,141	51,247,932
3.625%, 04/15/28 (b) (d)	38,060,160	50,438,618
3.875%, 04/15/29 (b) (d)	92,584,168	127,640,793
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16 (b) (d)	122,485,650	121,283,086
0.125%, 04/15/17 (b) (c) (d) (e) (f)	13,974,354	13,923,403
0.125%, 04/15/18 (b) (c) (d) (e)	12,904,825	12,889,868
0.125%, 04/15/19 (b) (c) (d)	78,211,667	77,944,887
0.125%, 04/15/20 (b) (d)	130,294,395	129,454,648

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/22 (b) (d)	56,936,520	55,482,703
0.125%, 07/15/22 (b) (d)	313,749,388	305,950,519
0.125%, 01/15/23 (b) (d)	260,026,049	250,688,254
0.125%, 07/15/24 (b) (d)	35,252,500	33,634,939
0.250%, 01/15/25 (b) (d)	22,364,724	21,436,074
0.375%, 07/15/23 (b) (d) (e)	117,810,023	115,768,258
0.375%, 07/15/25 (b) (d)	22,138,169	21,564,835
0.625%, 07/15/21 (b) (d)	293,973,561	298,095,952
0.625%, 01/15/24 (b) (d)	58,195,733	57,914,589
1.125%, 01/15/21 (b) (d) (e)	43,199,313	44,891,300
1.250%, 07/15/20 (b) (d)	140,902,112	147,921,573
1.375%, 01/15/20 (b) (d)	35,142,335	36,874,746
1.625%, 01/15/18 (b) (d)	19,464,143	20,150,702
1.875%, 07/15/19 (b) (c) (d) (e)	15,983,145	17,069,296
2.000%, 01/15/16 (b) (c) (d) (e)	16,349,682	16,304,132
2.375%, 01/15/17 (b) (c) (d) (e)	8,217,124	8,436,570
2.500%, 07/15/16 (b) (d)	45,510,224	46,258,048
U.S. Treasury Notes
1.500%, 05/31/20(b)(c)	43,100,000	43,474,884
2.125%, 05/15/25(b)	60,600,000	60,964,570

		3,176,995,327

Total U.S. Treasury & Government Agencies (Cost $3,412,614,021)		3,200,259,830

Foreign Government—12.9%

Sovereign—12.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/16 (BRL)	22,000,000	4,792,659
Zero Coupon, 01/01/18 (BRL)	9,600,000	1,730,744
Zero Coupon, 01/01/19 (BRL)	42,700,000	6,622,792
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	8,025,000	1,634,587
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 04/15/18 (EUR) (b) (d)	61,733,409	71,036,240
Colombian TES
3.000%, 03/25/33 (COP) (d)	7,768,472,910	2,108,320
France Government Bond OAT
0.250%, 07/25/18 (EUR) (d)	1,452,696	1,672,322
Hellenic Republic Government Bonds
3.000%, 02/24/23 (EUR) (g)	300,000	237,956
3.000%, 02/24/24 (EUR) (b) (g)	300,000	234,282
3.000%, 02/24/25 (EUR) (g)	300,000	230,350
3.000%, 02/24/26 (EUR) (g)	300,000	226,609
3.000%, 02/24/27 (EUR) (b) (g)	300,000	222,800
3.000%, 02/24/28 (EUR) (g)	300,000	219,686
3.000%, 02/24/29 (EUR) (g)	500,000	359,557
3.000%, 02/24/30 (EUR) (g)	500,000	352,037
3.000%, 02/24/31 (EUR) (g)	500,000	347,969
3.000%, 02/24/32 (EUR) (g)	500,000	341,734
3.000%, 02/24/33 (EUR) (g)	500,000	336,589
3.000%, 02/24/34 (EUR) (g)	500,000	332,086

MIST-270

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Hellenic Republic Government Bonds
3.000%, 02/24/35 (EUR) (g)	500,000	$327,499
3.000%, 02/24/36 (EUR) (g)	750,000	485,884
3.000%, 02/24/37 (EUR) (g)	750,000	482,976
3.000%, 02/24/38 (EUR) (g)	750,000	478,769
3.000%, 02/24/39 (EUR) (g)	750,000	477,009
3.000%, 02/24/40 (EUR) (g)	750,000	476,416
3.000%, 02/24/41 (EUR) (g)	750,000	478,049
3.000%, 02/24/42 (EUR) (g)	750,000	479,172
Hellenic Republic Government International Bonds 3.800%, 08/08/17 (JPY)	150,000,000	1,053,207
4.500%, 07/03/17 (JPY)	300,000,000	2,088,109
Italy Buoni Poliennali Del Tesoro 1.700%, 09/15/18 (EUR) (d)	7,666,044	9,046,075
2.100%, 09/15/21 (EUR) (d)	3,815,895	4,698,368
2.250%, 04/22/17 (EUR) (d)	5,726,334	6,568,256
2.350%, 09/15/19 (EUR) (d)	2,650,824	3,231,871
2.350%, 09/15/24 (144A) (EUR) (d)	48,059,890	60,688,745
2.550%, 10/22/16 (EUR) (d)	4,078,757	4,650,440
2.550%, 09/15/41 (EUR) (d)	97,565	131,830
3.100%, 09/15/26 (EUR) (d)	634,878	863,781
Mexican Bonos 4.750%, 06/14/18 (MXN)	65,252,000	3,874,201
Mexican Udibonos 4.000%, 11/15/40 (MXN) (d)	29,981,311	1,874,959
4.000%, 11/08/46 (MXN) (d)	95,292,942	5,990,937
4.500%, 12/04/25 (MXN) (d)	275,616,778	18,432,195
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (d)	1,509,300	994,349
3.000%, 09/20/30 (NZD) (d) (h)	11,600,000	8,308,885
Slovenia Government International Bond 4.700%, 11/01/16 (144A) (EUR)	6,400,000	7,496,911
Spain Government Bonds 2.150%, 10/31/25 (144A) (EUR)	9,800,000	11,206,977
2.750%, 10/31/24 (144A) (EUR)	7,400,000	8,917,276
3.800%, 04/30/24 (144A) (EUR)	6,300,000	8,181,725
5.400%, 01/31/23 (144A) (EUR)	2,800,000	3,970,344
Spain Government Inflation Linked Bond 1.000%, 11/30/30 (144A) (EUR) (d)	4,682,939	4,998,812
United Kingdom Gilt Inflation Linked 0.125%, 03/22/24 (GBP) (b) (d)	50,173,440	82,195,736
0.125%, 03/22/58 (GBP) (b) (d)	384,260	872,979
0.125%, 03/22/68 (GBP) (b) (d)	766,832	1,980,975
0.375%, 03/22/62 (GBP) (b) (d)	1,558,038	4,077,238

Total Foreign Government (Cost $388,877,330)		363,120,274

Corporate Bonds & Notes—10.1%

Banks—8.1%
Banca Monte dei Paschi di Siena S.p.A. 4.875%, 09/15/16 (EUR)	1,000,000	1,162,567
Banco Santander S.A. 6.250%, 09/11/21 (EUR) (a)	700,000	727,427

Banks—(Continued)
Bank of America N.A. 1.750%, 06/05/18	15,200,000	15,164,022
3.300%, 01/11/23	4,000,000	3,969,416
Bank of New York Mellon Corp. (The) 1.191%, 08/17/20 (a)	4,500,000	4,512,681
Bankia S.A. 3.500%, 12/14/15 (EUR)	7,800,000	8,770,635
3.500%, 01/17/19 (EUR)	3,100,000	3,575,131
Barclays Bank plc 2.010%, 12/21/20 (MXN) (h)	12,500,000	724,642
6.500%, 09/15/19 (EUR) (a)	2,900,000	3,171,793
7.625%, 11/21/22	15,718,000	17,613,984
7.750%, 04/10/23 (a)	7,954,000	8,520,722
8.000%, 12/15/20 (EUR) (a)	800,000	944,203
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	5,000,000	5,336,250
BPCE S.A. 0.895%, 11/18/16 (a)	13,300,000	13,311,611
BPE Financiaciones S.A. 2.500%, 02/01/17 (EUR)	2,700,000	3,066,150
2.875%, 05/19/16 (EUR)	5,600,000	6,334,342
Citigroup, Inc. 0.820%, 05/01/17 (a)	33,800,000	33,692,381
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.624%, 04/28/17 (a)	33,700,000	33,682,240
Credit Agricole S.A. 7.875%, 01/23/24 (a)	200,000	199,001
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25(144A)	2,800,000	2,719,231
3.800%, 09/15/22(144A)	2,600,000	2,597,033
Depfa ACS Bank 3.875%, 11/14/16 (EUR)	600,000	697,795
Eksportfinans ASA 2.375%, 05/25/16	4,100,000	4,105,740
Goldman Sachs Group, Inc. (The) 3.500%, 01/23/25	800,000	787,326
3.750%, 05/22/25	2,100,000	2,104,357
Intesa Sanpaolo S.p.A. 3.125%, 01/15/16	3,200,000	3,217,302
JPMorgan Chase & Co. 0.845%, 04/25/18 (a)	33,700,000	33,545,452
Lloyds Bank plc 1.750%, 05/14/18	6,350,000	6,337,186
3.500%, 05/14/25	1,250,000	1,236,369
Lloyds Banking Group plc 7.625%, 06/27/23 (GBP) (a)	2,500,000	3,819,692
7.875%, 06/27/29 (GBP) (a)	200,000	311,251
Royal Bank of Scotland Group plc 8.000%, 08/10/25 (a)	500,000	503,750
Turkiye Garanti Bankasi A/S 2.787%, 04/20/16 (144A) (a)	1,600,000	1,588,480

		228,050,162

MIST-271

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—0.2%
Hewlett Packard Enterprise Co. 2.450%, 10/05/17 (144A)	3,400,000	$3,398,096
2.850%, 10/05/18 (144A)	3,400,000	3,395,648

		6,793,744

Diversified Financial Services—0.5%
Ally Financial, Inc. 3.250%, 02/13/18	15,200,000	14,972,000

Healthcare-Services—0.0%
UnitedHealth Group, Inc. 3.350%, 07/15/22	200,000	206,420

Media—0.1%
CCO Safari II LLC 4.464%, 07/23/22 (144A)	400,000	400,211
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	900,000	843,750

		1,243,961

Oil & Gas—0.5%
California Resources Corp. 5.500%, 09/15/21	6,500,000	3,965,000
Chesapeake Energy Corp. 3.539%, 04/15/19 (a)	2,200,000	1,562,000
Petrobras Global Finance B.V. 1.953%, 05/20/16 (a)	700,000	659,750
2.429%, 01/15/19 (a)	100,000	69,000
2.694%, 03/17/17 (a)	500,000	430,000
2.750%, 01/15/18 (EUR)	1,000,000	898,948
3.000%, 01/15/19	200,000	144,500
4.250%, 10/02/23 (EUR)	600,000	462,604
4.375%, 05/20/23	300,000	195,750
5.375%, 01/27/21	5,100,000	3,710,250
6.250%, 12/14/26 (GBP)	300,000	288,062
7.875%, 03/15/19	200,000	165,000

		12,550,864

Pharmaceuticals—0.5%
AbbVie, Inc. 1.800%, 05/14/18	7,900,000	7,878,070
2.500%, 05/14/20	3,700,000	3,679,561
3.200%, 11/06/22	800,000	799,309
3.600%, 05/14/25	2,900,000	2,860,174

		15,217,114

Real Estate—0.1%
Central China Real Estate, Ltd. 8.000%, 01/28/20	700,000	657,991
Evergrande Real Estate Group, Ltd. 8.750%, 10/30/18	450,000	433,125
12.000%, 02/17/20	200,000	198,909
KWG Property Holding, Ltd. 8.250%, 08/05/19	300,000	301,500
Sunac China Holdings, Ltd. 8.750%, 12/05/19	300,000	294,747

		1,886,272

Transportation—0.1%
Hellenic Railways Organization S.A. 4.028%, 03/17/17 (EUR) (h)	3,900,000	3,649,706

Total Corporate Bonds & Notes (Cost $298,501,010)		284,570,243

Mortgage-Backed Securities—3.2%

Collateralized Mortgage Obligations—2.3%
Banc of America Funding Trust 2.693%, 02/20/36 (a)	1,334,999	1,324,970
Banc of America Mortgage Trust 2.314%, 11/25/34 (a)	77,990	74,121
2.789%, 06/25/35 (a)	310,726	296,999
2.852%, 09/25/35 (a)	188,198	172,408
6.500%, 09/25/33	48,372	48,838
BCAP LLC Trust 5.345%, 03/26/37 (144A) (a)	2,011,006	1,954,653
Bear Stearns Adjustable Rate Mortgage Trust 2.320%, 08/25/35 (a)	136,412	137,760
2.515%, 03/25/35 (a)	5,192	5,250
2.647%, 03/25/35 (a)	525,060	508,688
2.680%, 03/25/35 (a)	598,580	601,012
2.909%, 01/25/35 (a)	1,977,422	1,998,994
Bear Stearns ALT-A Trust 0.354%, 02/25/34 (a)	235,493	214,358
2.697%, 09/25/35 (a)	1,775,604	1,501,983
Chase Mortgage Finance Trust 2.643%, 02/25/37 (a)	127,802	126,801
Citigroup Mortgage Loan Trust, Inc. 2.210%, 09/25/35 (a)	200,336	200,655
2.420%, 09/25/35 (a)	192,736	193,803
2.660%, 05/25/35 (a)	54,146	53,563
2.730%, 10/25/35 (a)	3,381,013	3,349,677
Countrywide Alternative Loan Trust 0.374%, 05/25/47 (a)	434,200	365,555
0.396%, 02/20/47 (a)	1,315,243	968,560
0.474%, 12/25/35 (a)	37,460	32,669
5.500%, 06/25/35	859,715	860,649
Countrywide Home Loan Mortgage Pass-Through Trust 0.484%, 04/25/35 (a)	1,002,675	873,332
2.458%, 11/20/34 (a)	449,624	422,052
2.617%, 11/19/33 (a)	34,085	33,531
2.766%, 08/25/34 (a)	223,111	197,488
Countrywide Home Reperforming Loan REMIC Trust 0.534%, 06/25/35 (144A) (a)	139,868	123,506
Deutsche ALT-B Securities Mortgage Loan Trust 0.294%, 10/25/36 (a)	37,715	23,942
5.869%, 10/25/36	665,709	551,944
5.886%, 10/25/36	665,709	552,379
First Horizon Alternative Mortgage Securities Trust 2.242%, 06/25/34 (a)	314,835	309,070
Granite Mortgages plc 0.966%, 09/20/44 (GBP) (a)	213,197	321,771

MIST-272

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust 0.464%, 11/25/45 (a)	201,504	$174,280
GreenPoint MTA Trust 0.634%, 06/25/45 (a)	406,173	357,201
GSR Mortgage Loan Trust 2.666%, 05/25/35 (a)	642,339	596,150
2.702%, 09/25/35 (a)	458,331	459,721
2.813%, 01/25/35 (a)	372,972	356,103
3.464%, 11/25/35 (a)	886,989	800,708
HarborView Mortgage Loan Trust 0.436%, 05/19/35 (a)	109,505	90,554
0.496%, 02/19/36 (a)	225,163	166,675
IndyMac INDA Mortgage Loan Trust 2.796%, 11/25/35 (a)	1,020,043	917,013
JPMorgan Mortgage Trust
2.145%, 07/27/37 (144A) (a)	1,120,394	1,035,808
2.561%, 06/25/35 (a)	985,451	974,169
2.672%, 02/25/35 (a)	517,097	515,834
2.686%, 07/25/35 (a)	309,323	309,304
2.737%, 09/25/35 (a)	159,842	151,491
2.741%, 08/25/35 (a)	598,893	566,326
2.756%, 07/25/35 (a)	311,721	311,990
2.775%, 08/25/35 (a)	452,906	446,534
Marche Mutui S.r.l.
0.342%, 02/25/55 (EUR) (a)	916,466	1,004,310
0.381%, 10/27/65 (EUR) (a)	521,622	582,043
2.231%, 01/27/64 (EUR) (a)	2,189,857	2,486,315
Master Adjustable Rate Mortgages Trust
2.152%, 12/25/33 (a)	186,273	181,776
2.763%, 11/21/34 (a)	310,457	318,163
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.647%, 12/15/30 (a)	45,604	43,487
0.907%, 11/15/31 (a)	326,865	320,209
Merrill Lynch Mortgage Investors Trust
0.444%, 11/25/35 (a)	155,222	145,048
1.197%, 10/25/35 (a)	279,426	264,698
1.673%, 10/25/35 (a)	1,017,336	986,814
2.281%, 12/25/35 (a)	255,439	233,659
National Credit Union Administration Guaranteed Notes
0.653%, 10/07/20 (a)	2,810,418	2,824,243
0.763%, 12/08/20 (a)	4,572,096	4,602,688
RBSSP Resecuritization Trust
2.246%, 07/26/45 (144A) (a)	7,186,646	7,173,854
Residential Accredit Loans, Inc.
0.494%, 08/25/35 (a)	171,905	132,219
1.559%, 09/25/45 (a)	184,992	152,294
Sequoia Mortgage Trust
0.416%, 07/20/36 (a)	1,540,054	1,433,393
0.916%, 10/19/26 (a)	89,423	87,293
Structured Adjustable Rate Mortgage Loan Trust
1.597%, 01/25/35 (a)	148,886	118,272
2.560%, 02/25/34 (a)	201,416	200,246
2.585%, 12/25/34 (a)	396,464	386,018

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments II Trust
0.384%, 06/25/36 (a)	110,157	91,261
0.404%, 05/25/46 (a)	51,243	40,178
0.466%, 07/19/35 (a)	262,930	227,108
0.876%, 10/19/34 (a)	120,685	115,412
Structured Asset Securities Corp. Trust
2.661%, 10/28/35 (144A) (a)	19,705	19,581
Swan Trust
3.350%, 04/25/41 (AUD) (a)	220,801	156,779
TBW Mortgage-Backed Trust
6.015%, 07/25/37	324,083	241,788
Thornburg Mortgage Securities Trust
6.095%, 09/25/37 (a)	1,089,462	1,112,970
WaMu Mortgage Pass-Through Certificates Trust
0.454%, 11/25/45 (a)	195,845	183,245
0.484%, 10/25/45 (a)	1,157,914	1,070,877
0.969%, 05/25/47 (a)	500,815	421,451
0.993%, 12/25/46 (a)	117,085	106,534
1.199%, 02/25/46 (a)	206,293	189,135
1.199%, 08/25/46 (a)	8,254,067	6,854,747
1.399%, 11/25/42 (a)	24,594	23,006
2.159%, 07/25/46 (a)	763,563	685,204
2.159%, 11/25/46 (a)	251,683	225,975
2.453%, 12/25/35 (a)	244,294	223,750
2.764%, 08/25/35 (a)	115,809	109,542
Wells Fargo Mortgage-Backed Securities Trust
2.597%, 03/25/36 (a)	159,939	155,172
2.641%, 11/25/34 (a)	216,309	216,572
2.706%, 04/25/36 (a)	884,815	863,403
2.722%, 09/25/34 (a)	387,778	396,889
2.734%, 10/25/35 (a)	18,696	18,798
5.705%, 04/25/36 (a)	352,550	345,243

		64,402,504

Commercial Mortgage-Backed Securities—0.9%
Banc of America Commercial Mortgage Trust
5.734%, 06/10/49 (a)	1,025,958	1,072,903
5.935%, 02/10/51 (a)	765,468	815,094
Banc of America Re-REMIC Trust
5.664%, 06/24/50 (144A) (a)	1,476,244	1,531,116
5.675%, 02/17/51 (144A) (a)	882,949	910,814
Commercial Mortgage Trust
3.156%, 07/10/46 (144A)	178,482	178,364
Credit Suisse Commercial Mortgage Trust
5.383%, 02/15/40 (144A)	1,103,293	1,126,505
5.467%, 09/18/39 (144A) (a)	1,429,896	1,453,222
GS Mortgage Securities Trust
4.592%, 08/10/43 (144A)	25,000	27,434
JPMorgan Chase Commercial Mortgage Securities Trust
5.794%, 02/12/51 (a)	1,345,777	1,424,868
ML-CFC Commercial Mortgage Trust
5.700%, 09/12/49	5,400,000	5,713,270
RBSCF Trust
6.230%, 12/16/49 (144A) (a)	2,051,139	2,117,217

MIST-273

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Vornado DP LLC Trust
4.004%, 09/13/28 (144A)	7,000,000	$7,546,448

		23,917,255

Total Mortgage-Backed Securities (Cost $82,769,529)		88,319,759

Asset-Backed Securities—2.9%

Asset-Backed - Home Equity—0.6%
Asset-Backed Funding Certificates Trust
0.894%, 06/25/34 (a)	530,222	493,829
Bear Stearns Asset-Backed Securities I Trust
1.194%, 10/25/37 (a)	2,420,337	2,261,125
Bear Stearns Asset-Backed Securities Trust
0.854%, 10/25/32 (a)	14,422	13,700
First NLC Trust
0.264%, 08/25/37 (144A) (a)	1,352,439	742,734
HSI Asset Securitization Corp. Trust
0.244%, 10/25/36 (a)	7,531	4,117
Merrill Lynch Mortgage Investors Trust
0.584%, 08/25/36 (a)	13,185,000	11,336,740
NovaStar Mortgage Funding Trust
0.664%, 01/25/36 (a)	2,000,000	1,584,342
Soundview Home Loan Trust
0.254%, 11/25/36 (144A) (a)	56,915	22,206

		16,458,793

Asset-Backed - Other—1.8%
Aquilae CLO II plc
0.289%, 01/17/23 (EUR) (a)	506,285	561,766
Babson CLO, Ltd.
1.561%, 05/15/23 (144A) (a)	1,150,000	1,148,232
Carrington Mortgage Loan Trust
0.514%, 10/25/35 (a)	8,731	8,724
Countrywide Asset-Backed Certificates
0.374%, 07/25/36 (a)	2,547,455	2,495,948
0.444%, 04/25/36 (a)	86,712	86,169
Credit-Based Asset Servicing and Securitization LLC
0.319%, 07/25/37 (144A) (a)	145,691	96,781
CSAB Mortgage-Backed Trust
5.720%, 09/25/36	825,669	567,857
Dryden XI-Leveraged Loan CDO
0.536%, 04/12/20 (144A) (a)	4,039,587	4,008,098
Elm CLO, Ltd.
1.689%, 01/17/23 (144A) (a)	294,845	294,737
Equity One Mortgage Pass-Through Trust
0.494%, 04/25/34 (a)	113,951	95,169
Hillmark Funding, Ltd.
0.583%, 05/21/21 (144A) (a)	8,047,399	7,891,529
JPMorgan Mortgage Acquisition Trust
0.254%, 03/25/47 (a)	35,572	35,300
0.314%, 01/25/37 (a)	6,868,348	6,692,161

Asset-Backed - Other—(Continued)
Long Beach Mortgage Loan Trust
0.929%, 08/25/35 (a)	823,014	687,855
Magi Funding plc
0.331%, 04/11/21 (144A) (EUR) (a)	91,507	102,227
Morgan Stanley IXIS Real Estate Capital Trust
0.244%, 11/25/36 (a)	782	360
Nautique Funding, Ltd.
0.539%, 04/15/20 (144A) (a)	314,578	311,338
NYLIM Flatiron CLO, Ltd.
0.531%, 08/08/20 (144A) (a)	133,419	132,698
OneMain Financial Issuance Trust
2.470%, 09/18/24 (144A)	14,800,000	14,798,846
Park Place Securities, Inc.
1.214%, 12/25/34 (a)	351,273	351,473
Penta CLO S.A.
0.268%, 06/04/24 (EUR) (a)	2,438,277	2,686,672
Small Business Administration Participation Certificates
5.510%, 11/01/27	2,865,856	3,216,917
Structured Asset Securities Corp. Mortgage Loan Trust
0.334%, 05/25/47 (a)	2,729,709	2,639,230
1.699%, 04/25/35 (a)	402,170	382,179
Symphony CLO III, Ltd.
0.561%, 05/15/19 (144A) (a)	2,257,450	2,242,345
Wood Street CLO II B.V.
0.280%, 03/29/21 (144A) (EUR) (a)	66,368	73,611

		51,608,222

Asset-Backed - Student Loan—0.5%
College Loan Corp. Trust
0.545%, 01/25/24 (a)	900,000	869,540
SLM Student Loan Trust
0.305%, 10/25/17 (a)	35,435	35,397
0.795%, 10/25/17 (a)	72,465	72,446
1.795%, 04/25/23 (a)	12,111,948	12,142,228

		13,119,611

Total Asset-Backed Securities (Cost $75,761,404)		81,186,626

Purchased Options—0.1%

Interest Rate Swaptions—0.1%
Call - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.800%, Expires 01/19/16 (Counterparty - Morgan Stanley Capital Services LLC) (h)	136,100,000	282,367
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.950%, Expires 01/05/16 (Counterparty - Goldman Sachs Bank USA) (h)	185,700,000	41,838

MIST-274

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*	Value

Interest Rate Swaptions—(Continued)
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.950%, Expires 12/15/15 (Counterparty - Citibank N.A.) (h)	148,300,000	$18,063
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.950%, Expires 12/15/15 (Counterparty - Morgan Stanley Capital Services LLC) (h)	54,000,000	6,577
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 06/23/16 (Counterparty - Morgan Stanley Capital Services LLC) (h)	214,900,000	318,439
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.000%, Expires 06/24/16 (Counterparty - Morgan Stanley Capital Services LLC) (h)	213,200,000	318,329
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/06/16 (Counterparty - Morgan Stanley Capital Services LLC) (h)	168,000,000	21,437
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/11/16 (Counterparty - Citibank N.A.) (h)	445,000,000	61,054
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/29/16 (Counterparty - Goldman Sachs Bank USA) (h)	173,800,000	33,821
Put - OTC - 1-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 04/29/16 (Counterparty - Morgan Stanley Capital Services LLC) (h)	746,200,000	145,211
Put - OTC - 20-Year Interest Rate Swap, Exercise Rate 3.065%, Expires 10/05/15 (Counterparty - BNP Paribas S.A.)	9,100,000	1
Put - OTC - 20-Year Interest Rate Swap, Exercise Rate 3.065%, Expires 10/05/15 (Counterparty - Morgan Stanley Capital Services LLC)	33,100,000	3
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.683%, Expires 12/11/17 (Counterparty - Morgan Stanley Capital Services LLC) (h)	19,000,000	2,014,885
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 3.250%, Expires 02/08/16 (Counterparty - Deutsche Bank AG) (h)	39,600,000	208,438

		3,470,463

Options on Exchange-Traded Futures Contracts—0.0%
Put - 90 Day EuroDollar Futures @ 99.375, Expire 12/14/15	2,323	14,519
Put - U.S. Treasury Note 5-Year Futures @111.00, Expires 11/20/15	571	4,461

		18,980

Total Purchased Options (Cost $6,545,392)		3,489,443

Convertible Preferred Stock—0.0%
Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,051,200

Municipals—0.0%
Tobacco Settlement Financing Authority 7.467%, 06/01/47 (Cost $703,204)	735,000	640,538

Short-Term Investments—2.3%

Commercial Paper—1.7%
Banco Bilbao Vizcaya Argentaria S.A. 1.044%, 10/23/15 (i)	33,750,000	33,749,864
1.171%, 05/16/16 (i)	14,000,000	14,000,000

		47,749,864

Foreign Government—0.5%
Japan Treasury Bill
0.000%, 12/28/15 (JPY)	1,480,000,000	12,337,610

U.S. Treasury—0.1%
U.S. Treasury Bills
0.010%, 11/12/15 (c) (i)	631,000	631,004
0.010%, 11/19/15 (c) (i)	361,000	361,005
0.030%, 02/25/16 (c) (i)	342,000	341,958
0.064%, 02/04/16 (c) (i)	1,363,000	1,362,698
0.141%, 01/14/16 (c) (i)	330,000	329,865

		3,026,530

Total Short-Term Investments (Cost $63,108,745)		63,114,004

Total Investments—145.2% (Cost $4,329,780,635)(j)		4,085,751,917
Other assets and liabilities (net)—(45.2)%		(1,272,006,002)

Net Assets—100.0%		$2,813,745,915

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2015, the market value of securities pledged was $25,269,709.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $29,252,245.

MIST-275

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $1,990,155.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Illiquid security. As of September 30, 2015, these securities represent 0.6% of net assets.
(i)	The rate shown represents current yield to maturity.
(j)	As of September 30, 2015, the aggregate cost of investments was $4,329,780,635. The aggregate unrealized appreciation and depreciation of investments were $17,595,372 and $(261,624,090), respectively, resulting in net unrealized depreciation of $(244,028,718).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $182,803,393, which is 6.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	29,015,105	Deutsche Bank AG	10/02/15	$7,303,256	$15,474
BRL	50,518,870	Goldman Sachs Bank USA	10/02/15	13,842,303	(1,099,493)
BRL	1,040,915	JPMorgan Chase Bank N.A.	10/02/15	262,004	555
BRL	26,279,525	JPMorgan Chase Bank N.A.	10/02/15	7,299,564	(670,853)
BRL	20,462,850	UBS AG Stamford	10/02/15	5,150,608	10,913
BRL	11,275,825	Deutsche Bank AG	11/04/15	2,786,218	26,808
EUR	2,749,000	Citibank N.A.	10/02/15	3,069,794	1,937
EUR	1,267,000	Goldman Sachs Bank USA	10/02/15	1,447,691	(31,946)
EUR	8,877,000	Goldman Sachs Bank USA	10/02/15	10,015,309	(96,153)
EUR	13,284,000	Goldman Sachs Bank USA	10/02/15	15,031,802	(188,266)
EUR	19,342,000	Goldman Sachs Bank USA	10/02/15	21,780,709	(167,966)
EUR	272,220,195	Goldman Sachs Bank USA	10/02/15	305,772,805	(1,594,070)
EUR	12,940,000	JPMorgan Chase Bank N.A.	10/02/15	14,632,100	(172,950)
EUR	76,416,000	Citibank N.A.	10/05/15	85,630,952	(240,143)
EUR	8,130,000	Goldman Sachs Bank USA	11/03/15	9,113,791	(24,956)
EUR	963,000	JPMorgan Chase Bank N.A.	11/03/15	1,076,113	461
GBP	4,130,000	Citibank N.A.	10/02/15	6,345,885	(98,230)
GBP	959,000	Goldman Sachs Bank USA	10/02/15	1,482,200	(31,473)
GBP	1,181,000	Goldman Sachs Bank USA	10/02/15	1,843,621	(57,063)
GBP	670,000	JPMorgan Chase Bank N.A.	10/02/15	1,039,047	(25,505)
GBP	6,329,000	JPMorgan Chase Bank N.A.	10/02/15	9,776,876	(202,685)
GBP	1,204,000	UBS AG Stamford	10/02/15	1,855,829	(34,478)
GBP	15,120,000	Goldman Sachs Bank USA	10/08/15	23,063,593	(191,599)
GBP	769,000	Citibank N.A.	11/03/15	1,170,617	(7,489)
GBP	3,848,000	Goldman Sachs Bank USA	11/03/15	5,845,746	(25,565)
GBP	43,145,000	JPMorgan Chase Bank N.A.	11/03/15	65,537,117	(279,393)
HUF	1,513,999,000	Goldman Sachs Bank USA	10/21/15	5,509,057	(113,968)
HUF	2,866,539,677	Societe Generale Paris	10/21/15	10,341,000	(126,174)
INR	2,173,991,139	JPMorgan Chase Bank N.A.	10/20/15	33,820,646	(790,652)
INR	1,730,656,693	Citibank N.A.	11/18/15	26,605,022	(447,694)
MXN	28,775,000	Citibank N.A.	12/18/15	1,672,586	19,248
MXN	3,343,000	UBS AG Stamford	12/18/15	199,196	(2,643)
MXN	30,432,000	UBS AG Stamford	12/18/15	1,782,150	7,107
MYR	506,797	Credit Suisse International	10/20/15	129,649	(14,502)
NZD	13,264,000	JPMorgan Chase Bank N.A.	10/02/15	8,408,899	70,776
PLN	16,494,754	UBS AG Stamford	10/21/15	4,302,512	35,456
SGD	10,218,000	Citibank N.A.	10/09/15	7,130,495	48,394

MIST-276

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	4,325,000	Goldman Sachs Bank USA	11/12/15	$3,051,550	$22,523
BRL	17,739,280	Deutsche Bank AG	10/02/15	4,810,000	335,468
BRL	11,275,825	Deutsche Bank AG	10/02/15	2,814,734	(29,464)
BRL	50,518,870	Goldman Sachs Bank USA	10/02/15	12,715,868	(26,942)
BRL	27,320,440	JPMorgan Chase Bank N.A.	10/02/15	7,420,000	528,730
BRL	20,462,850	UBS AG Stamford	10/02/15	5,550,000	388,479
BRL	23,031,284	Citibank N.A.	01/05/16	6,895,181	1,269,139
BRL	4,579,236	Citibank N.A.	01/05/16	1,373,867	255,259
BRL	60,412,080	JPMorgan Chase Bank N.A.	04/04/16	18,120,000	3,770,337
BRL	22,000,000	JPMorgan Chase Bank N.A.	10/04/16	5,558,363	566,402
CNY	57,493,860	Barclays Bank plc	11/03/15	8,920,000	(105,247)
COP	5,070,964,788	Goldman Sachs Bank USA	11/17/15	1,699,100	65,601
EUR	7,349,000	Citibank N.A.	10/02/15	8,413,471	201,701
EUR	283,547,195	Credit Suisse International	10/02/15	323,103,447	6,267,928
EUR	14,775,000	JPMorgan Chase Bank N.A.	10/02/15	16,605,159	95,580
EUR	11,785,000	JPMorgan Chase Bank N.A.	10/02/15	13,565,269	396,715
EUR	7,791,000	JPMorgan Chase Bank N.A.	10/02/15	8,700,018	(5,642)
EUR	3,283,000	JPMorgan Chase Bank N.A.	10/02/15	3,663,523	(4,900)
EUR	2,149,000	JPMorgan Chase Bank N.A.	10/02/15	2,393,164	(8,128)
EUR	6,488,000	Citibank N.A.	11/03/15	7,250,287	(2,894)
EUR	944,000	Citibank N.A.	11/03/15	1,055,891	558
EUR	272,220,195	Goldman Sachs Bank USA	11/03/15	305,916,401	1,591,124
GBP	8,924,000	Citibank N.A.	10/02/15	13,688,962	189,186
GBP	4,565,000	Citibank N.A.	10/02/15	6,991,041	85,339
GBP	3,051,000	Citibank N.A.	10/02/15	4,814,638	199,240
GBP	74,009,000	Goldman Sachs Bank USA	10/02/15	114,050,696	2,093,622
GBP	76,076,000	Societe Generale Paris	11/03/15	115,344,575	278,018
HUF	4,393,604,300	Deutsche Bank AG	10/21/15	15,442,489	(213,985)
INR	659,674,725	Societe Generale Paris	10/20/15	9,930,000	(92,604)
INR	306,094,780	JPMorgan Chase Bank N.A.	11/02/15	4,610,000	(29,618)
INR	695,826,000	UBS AG Stamford	11/02/15	10,440,000	(106,952)
JPY	3,108,400,000	Credit Suisse International	10/02/15	25,859,136	(51,755)
JPY	100,597,560	Citibank N.A.	10/26/15	840,000	1,204
JPY	1,381,196,000	Credit Suisse International	10/26/15	11,500,000	(16,593)
JPY	3,108,400,000	Citibank N.A.	11/04/15	25,900,635	(20,472)
KRW	8,429,595,300	Credit Suisse International	10/20/15	7,404,449	297,332
KRW	6,497,490,000	JPMorgan Chase Bank N.A.	10/20/15	5,450,000	(28,130)
MXN	669,180,505	Citibank N.A.	12/18/15	39,669,246	324,594
NZD	13,264,000	Goldman Sachs Bank USA	10/02/15	8,499,198	19,524
NZD	13,264,000	JPMorgan Chase Bank N.A.	11/03/15	8,389,042	(70,660)
SGD	5,267,000	Citibank N.A.	10/09/15	3,722,209	21,758
SGD	4,951,000	JPMorgan Chase Bank N.A.	10/09/15	3,526,981	48,543
SGD	10,218,000	Citibank N.A.	12/10/15	7,109,905	(54,032)
TWD	115,552,500	Deutsche Bank AG	10/20/15	3,550,000	40,571
TWD	57,233,750	UBS AG Stamford	10/20/15	1,750,000	11,762
TWD	54,199,000	UBS AG Stamford	10/20/15	1,660,000	13,930

Net Unrealized Appreciation					$12,013,369

MIST-277

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro-BTP Futures	12/08/15	35	EUR	4,684,080	$96,175
U.S. Treasury Note 10 Year Futures	12/21/15	521	USD	66,384,752	685,858
U.S. Treasury Note 5 Year Futures	12/31/15	1,467	USD	175,784,430	1,011,991

Futures Contracts—Short
90 Day EuroDollar Futures	12/14/15	(32)	USD	(7,955,964)	(10,836)
90 Day EuroDollar Futures	03/14/16	(69)	USD	(17,110,397)	(49,903)
90 Day EuroDollar Futures	12/19/16	(95)	USD	(23,474,396)	(51,167)
90 Day EuroDollar Futures	03/13/17	(268)	USD	(65,865,003)	(418,097)
U.S. Treasury Long Bond Futures	12/21/15	(789)	USD	(121,928,659)	(2,215,560)

Net Unrealized Depreciation					$(951,539)

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/USD Call	USD 1.085	Goldman Sachs Bank USA	11/25/15	(12,750,000)	$(131,353)	$(86,250)	$45,103
EUR Put/USD Call	USD 1.100	Goldman Sachs Bank USA	11/25/15	(11,740,000)	(126,851)	(127,667)	(816)
USD Call/BRL Put	BRL 4.000	Credit Suisse International	03/17/16	(26,000,000)	(1,098,770)	(2,373,566)	(1,274,796)

Totals					$(1,356,974)	$(2,587,483)	$(1,230,509)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPI-U Index	3.000	Deutsche Bank AG	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/01/16	$(7,900,000)	$(6,620)	$(32)	$6,588
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	04/22/24	(35,000,000)	(254,625)	(68,037)	186,588
Cap - CPI-U Index	4.000	JPMorgan Chase Bank N.A.	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	05/16/24	(2,800,000)	(19,460)	(5,611)	13,849
Cap - HICP Index	3.000	Goldman Sachs Bank USA	Maximum of [(Final Index/Initial Index) - (1 + 4.000%)][10] or 0	06/22/35	(9,900,000)	(450,391)	(463,002)	(12,611)
Floor - OTC CPURNSA Index	0.001	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	01/22/18	(4,500,000)	(43,650)	(33,139)	10,511
Floor - OTC CPURNSA Index	0.001	BNP Paribas S.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	03/01/18	(3,500,000)	(30,100)	(22,128)	7,972
Floor - OTC CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	03/24/20	(33,500,000)	(378,550)	(473,824)	(95,274)
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	04/07/20	(49,000,000)	(436,720)	(49,764)	386,956
Floor - OTC CPURNSA Index	0.001	Citibank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	(60,630)	(5,359)	55,271
Floor - OTC CPURNSA Index	0.000	JPMorgan Chase Bank N.A.	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	10/02/20	(14,900,000)	(275,009)	(275,009)	—

Totals						$(1,955,755)	$(1,395,905)	$559,850

MIST-278

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	0.520%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	01/19/16	USD	(136,100,000)	$(81,660)	$(72,419)	$9,241
Call - 1 Yr. IRS	0.660%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	01/19/16	USD	(136,100,000)	(136,100)	(158,910)	(22,810)
Call - 30 Yr. IRS	2.250%	Deutsche Bank AG	3M LIBOR	Receive	02/08/16	USD	(39,600,000)	(516,460)	(750,349)	(233,889)
Call - 5 Yr. IRS	2.240%	Goldman Sachs Bank USA	3M LIBOR	Receive	03/14/16	USD	(121,000,000)	(453,750)	(657,587)	(203,837)
Call - 5 Yr. IRS	2.500%	Goldman Sachs Bank USA	3M LIBOR	Receive	02/18/16	USD	(143,000,000)	(457,600)	(874,016)	(416,416)
Call - 5 Yr. IRS	2.800%	Deutsche Bank AG	3M LIBOR	Receive	10/23/15	USD	(39,100,000)	(103,615)	(259,393)	(155,778)
Put - 10 Yr. IRS	2.750%	BNP Paribas S.A.	3M LIBOR	Pay	10/05/15	USD	(7,900,000)	(42,278)	(1)	42,277
Put - 10 Yr. IRS	2.750%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	10/05/15	USD	(28,900,000)	(171,560)	(3)	171,557
Put - 30 Yr. IRS	3.120%	BNP Paribas S.A.	3M LIBOR	Pay	10/05/15	USD	(3,400,000)	(45,930)	—	45,930
Put - 30 Yr. IRS	3.120%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	10/05/15	USD	(12,600,000)	(195,631)	(1)	195,630
Put - 5 Yr. IRS	2.500%	Morgan Stanley Capital Services LLC	3M LIBOR	Pay	12/11/17	USD	(79,800,000)	(2,660,000)	(1,431,812)	1,228,188

Totals								$(4,864,584)	$(4,204,491)	$660,093

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	13.450%	01/04/21	Credit Suisse International	BRL	48,200,000	$(613,784)	$3,506	$(617,290)
Pay	1 Day CDI	13.450%	01/04/21	Deutsche Bank AG	BRL	51,600,000	(657,080)	3,763	(660,843)
Pay	1 Day CDI	14.500%	01/04/21	BNP Paribas S.A.	BRL	116,600,000	(613,789)	(1,973)	(611,816)
Pay	1 Day CDI	14.560%	01/04/21	Credit Suisse International	BRL	39,300,000	(191,187)	—	(191,187)
Pay	1 Day CDI	14.560%	01/04/21	BNP Paribas S.A.	BRL	49,900,000	(245,791)	(3,415)	(242,376)
Pay	1M UKRPI	3.140%	01/14/30	Goldman Sachs Bank USA	GBP	21,660,000	337,777	—	337,777
Pay	1M UKRPI	3.195%	04/15/30	Goldman Sachs Bank USA	GBP	7,300,000	106,619	—	106,619
Pay	1M UKRPI	3.320%	05/15/30	Morgan Stanley Capital Services LLC	GBP	8,700,000	374,774	—	374,774
Pay	1M UKRPI	3.325%	08/15/30	Citibank N.A.	GBP	13,900,000	427,689	(45,903)	473,592
Pay	1M UKRPI	3.325%	08/15/30	Goldman Sachs Bank USA	GBP	12,500,000	384,612	(28,394)	413,006
Pay	1M UKRPI	3.325%	08/15/30	Deutsche Bank AG	GBP	7,000,000	215,383	—	215,383
Pay	1M UKRPI	3.328%	01/12/45	Credit Suisse International	GBP	800,000	(24,723)	8,649	(33,372)
Pay	1M UKRPI	3.350%	05/15/30	Deutsche Bank AG	GBP	5,300,000	272,632	—	272,632
Pay	1M UKRPI	3.353%	05/15/30	Credit Suisse International	GBP	1,100,000	57,352	—	57,352
Pay	1M UKRPI	3.358%	04/15/35	Goldman Sachs Bank USA	GBP	2,900,000	40,278	—	40,278
Pay	1M UKRPI	3.400%	06/15/30	BNP Paribas S.A.	GBP	4,500,000	262,777	21,150	241,627
Pay	1M UKRPI	3.400%	06/15/30	Goldman Sachs Bank USA	GBP	4,200,000	245,258	13,135	232,123
Pay	1M UKRPI	3.430%	06/15/30	Citibank N.A.	GBP	7,300,000	487,901	5,042	482,859
Pay	1M UKRPI	3.430%	06/15/30	Credit Suisse International	GBP	4,500,000	300,761	(3,073)	303,834
Pay	1M UKRPI	3.500%	10/15/44	Credit Suisse International	GBP	4,000,000	424,287	(47,628)	471,915
Pay	1M UKRPI	3.550%	11/15/44	Credit Suisse International	GBP	600,000	81,208	(947)	82,155
Pay	1M UKRPI	3.550%	12/11/44	BNP Paribas S.A.	GBP	2,100,000	280,067	14,723	265,344
Pay	3M CPURNSA	2.063%	05/12/25	UBS AG Stamford	USD	400,000	15,150	—	15,150
Pay	EXT-CPI	1.625%	06/18/25	Goldman Sachs Bank USA	EUR	10,100,000	554,710	—	554,710
Pay	EXT-CPI	1.675%	06/15/25	Citibank N.A.	EUR	8,600,000	524,913	—	524,913
Receive	3M CPURNSA	1.725%	03/04/19	Deutsche Bank AG	USD	8,125,000	(162,716)	—	(162,716)
Receive	3M CPURNSA	1.730%	04/15/16	Goldman Sachs Bank USA	USD	86,400,000	(2,373,765)	(183,364)	(2,190,401)

MIST-279

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M CPURNSA	1.800%	01/17/16	Deutsche Bank AG	USD	10,100,000	$(208,506)	$(3,260)	$(205,246)
Receive	3M CPURNSA	1.825%	11/29/16	Deutsche Bank AG	USD	22,200,000	(669,085)	(9,106)	(659,979)
Receive	3M CPURNSA	1.845%	11/29/16	Deutsche Bank AG	USD	16,400,000	(504,441)	—	(504,441)
Receive	3M CPURNSA	1.860%	11/05/16	Deutsche Bank AG	USD	32,300,000	(1,007,502)	—	(1,007,502)
Receive	3M CPURNSA	1.908%	04/15/17	Barclays Bank plc	USD	12,300,000	(479,033)	—	(479,033)
Receive	3M CPURNSA	1.930%	02/10/17	Deutsche Bank AG	USD	9,300,000	(287,746)	—	(287,746)
Receive	3M CPURNSA	1.940%	10/07/16	Deutsche Bank AG	USD	29,500,000	(982,357)	—	(982,357)
Receive	3M CPURNSA	1.942%	04/15/17	Goldman Sachs Bank USA	USD	101,400,000	(4,096,450)	—	(4,096,450)
Receive	3M CPURNSA	2.018%	08/19/17	Barclays Bank plc	USD	39,600,000	(1,643,390)	(11,377)	(1,632,013)
Receive	3M CPURNSA	2.173%	11/01/18	Deutsche Bank AG	USD	21,800,000	(1,221,163)	—	(1,221,163)
Receive	3M CPURNSA	2.175%	10/01/18	Goldman Sachs Bank USA	USD	43,400,000	(2,433,456)	42,961	(2,476,417)
Receive	3M CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	10,400,000	(650,537)	11,440	(661,977)
Receive	3M CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(835,916)	—	(835,916)
Receive	3M CPURNSA	2.415%	02/12/17	Goldman Sachs Bank USA	USD	39,500,000	(2,306,870)	21,811	(2,328,681)
Receive	3M CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	12,300,000	(1,546,090)	—	(1,546,090)
Receive	EXT-CPI	0.605%	09/15/18	Deutsche Bank AG	EUR	3,600,000	(750)	—	(750)
Receive	EXT-CPI	0.610%	09/15/18	UBS AG Stamford	EUR	4,400,000	(1,668)	—	(1,668)
Receive	EXT-CPI	0.615%	09/15/18	Credit Suisse International	EUR	4,190,000	(2,303)	—	(2,303)
Receive	EXT-CPI	0.623%	09/15/18	Morgan Stanley Capital Services LLC	EUR	10,000	(8)	1	(9)
Receive	EXT-CPI	0.640%	09/15/18	Citibank N.A.	EUR	2,000,000	(2,806)	—	(2,806)
Receive	EXT-CPI	0.650%	09/15/18	Goldman Sachs Bank USA	EUR	2,400,000	(4,186)	—	(4,186)
Receive	EXT-CPI	0.655%	08/15/18	Citibank N.A.	EUR	3,300,000	(7,084)	(4,298)	(2,786)

Totals							$(18,380,034)	$(196,557)	$(18,183,477)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	28-Day TIIE	6.710%	09/20/29	MXN	208,500,000	$(536,649)
Pay	6M EURIBOR	1.500%	03/16/46	EUR	3,300,000	(711,921)
Receive	3M LIBOR	1.500%	12/16/17	USD	259,100,000	(1,897,412)
Receive	3M LIBOR	2.000%	12/16/20	USD	28,100,000	(3)
Receive	3M LIBOR	2.225%	09/16/25	USD	9,200,000	(174,460)
Receive	3M LIBOR	2.233%	09/16/25	USD	15,900,000	(312,564)
Receive	3M LIBOR	2.350%	10/02/25	USD	36,500,000	(1,205,745)
Receive	3M LIBOR	2.500%	12/16/25	USD	40,100,000	(1,024,531)
Receive	3M LIBOR	2.500%	12/16/25	USD	126,500,000	(6,755,240)
Receive	3M LIBOR	2.570%	02/10/46	USD	2,300,000	—
Receive	3M LIBOR	2.750%	12/16/45	USD	89,700,000	(7,844,797)
Receive	6M EURIBOR	1.000%	03/16/26	EUR	96,090,000	(706,793)
Receive	6M LIBOR	1.000%	09/18/23	JPY	230,000,000	(61,594)
Receive	6M LIBOR	2.000%	03/16/26	GBP	62,560,000	(1,905,178)
Receive	6M LIBOR	2.000%	09/16/45	GBP	56,075,000	(1,663,637)
Receive	6M LIBOR	2.250%	03/16/46	GBP	3,200,000	(159,065)

Net Unrealized Depreciation						$(24,959,589)

MIST-280

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation/ (Depreciation)
CDX. NA. IG. 24	1.000%	06/20/20	0.882%	USD	47,100,000	$(328,978)
CDX. NA. IG. 25	1.000%	12/20/20	0.928%	USD	6,900,000	(4,217)
CDX.NA.HY.24	5.000%	06/20/20	4.291%	USD	42,372,000	(1,223,230)
CDX.NA.HY.25	5.000%	12/20/20	5.003%	USD	1,100,000	33

Net Unrealized Depreciation						$(1,556,392)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.900%, due 01/31/17	1.000%	12/20/19	Barclays Bank plc	0.507%	USD	5,100,000	$104,059	$103,714	$345
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Goldman Sachs International	11.561%	USD	200,000	(30,863)	(19,750)	(11,113)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Morgan Stanley Capital Services LLC	11.561%	USD	100,000	(15,432)	(7,639)	(7,793)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	03/20/19	Morgan Stanley Capital Services LLC	12.062%	USD	300,000	(54,928)	(20,572)	(34,356)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/19	Goldman Sachs International	12.349%	USD	400,000	(82,431)	(58,500)	(23,931)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/20	Citibank N.A.	12.616%	USD	100,000	(23,948)	(10,250)	(13,698)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/20	Goldman Sachs International	12.616%	USD	1,100,000	(263,423)	(139,861)	(123,562)
Freeport-McMoRan, Inc. 3.550%, due 03/01/22	1.000%	09/20/20	Citibank N.A.	6.509%	USD	6,900,000	(1,513,673)	(1,154,626)	(359,047)
Freeport-McMoRan, Inc. 3.550%, due 03/01/22	1.000%	09/20/20	JPMorgan Chase Bank N.A.	6.509%	USD	1,500,000	(329,059)	(246,197)	(82,862)
Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/16	Goldman Sachs International	3.472%	USD	2,500,000	(29,153)	(177,742)	148,589
Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/16	Goldman Sachs International	3.472%	USD	3,900,000	(45,478)	(301,288)	255,810
Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/16	JPMorgan Chase Bank N.A.	3.472%	USD	2,400,000	(27,986)	(180,170)	152,184
Indonesia Government International Bond 6.880%, due 03/09/17	1.000%	12/20/19	Goldman Sachs International	2.212%	USD	6,300,000	(301,837)	(144,809)	(157,028)
Sberbank of Russia Via SB Capital S.A.	1.000%	03/20/16	Goldman Sachs International	4.085%	USD	800,000	(11,621)	(44,515)	32,894

Totals							$(2,625,773)	$(2,402,205)	$(223,568)

MIST-281

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPI-U)—	USA-Non-Revised Consumer Price Index-Urban
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(EURIBOR)—	EURO InterBank Offered Rate
(EXT-CPI)—	Excluding Tobacco-Non-revised Consumer Price Index
(HICP)—	Harmonized Index of Consumer Prices
(IRS)—	Interest Rate Swap
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(UKRPI)—	United Kingdom Retail Price Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-282

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,200,259,830	$—	$3,200,259,830
Total Foreign Government*	—	363,120,274	—	363,120,274
Total Corporate Bonds & Notes*	—	284,570,243	—	284,570,243
Total Mortgage-Backed Securities*	—	88,319,759	—	88,319,759
Total Asset-Backed Securities*	—	81,186,626	—	81,186,626
Purchased Options
Interest Rate Swaptions	—	3,470,463	—	3,470,463
Options on Exchange-Traded Futures Contracts	18,980	—	—	18,980
Total Purchased Options	18,980	3,470,463	—	3,489,443
Total Convertible Preferred Stock*	1,051,200	—	—	1,051,200
Total Municipals	—	640,538	—	640,538
Short-Term Investments
Commercial Paper	—	47,749,864	—	47,749,864
Foreign Government	—	12,337,610	—	12,337,610
U.S. Treasury	—	3,026,530	—	3,026,530
Total Short-Term Investments	—	63,114,004	—	63,114,004
Total Investments	$1,070,180	$4,084,681,737	$—	$4,085,751,917

Secured Borrowings (Liability)	$—	$(3,462,326,414)	$—	$(3,462,326,414)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$19,617,296	$—	$19,617,296
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,603,927)	—	(7,603,927)
Total Forward Contracts	$—	$12,013,369	$—	$12,013,369
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,794,024	$—	$—	$1,794,024
Futures Contracts (Unrealized Depreciation)	(2,745,563)	—	—	(2,745,563)
Total Futures Contracts	$(951,539)	$—	$—	$(951,539)
Written Options
Foreign Currency Written Options at Value	$—	$(2,587,483)	$—	$(2,587,483)
Inflation Capped Options at Value	—	(1,395,905)	—	(1,395,905)
Interest Rate Swaptions at Value	—	(4,204,491)	—	(4,204,491)
Total Written Options	$—	$(8,187,879)	$—	$(8,187,879)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$33	$—	$33
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(26,516,014)	—	(26,516,014)
Total Centrally Cleared Swap Contracts	$—	$(26,515,981)	$—	$(26,515,981)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,498,207	$—	$5,498,207
OTC Swap Contracts at Value (Liabilities)	—	(26,504,014)	—	(26,504,014)
Total OTC Swap Contracts	$—	$(21,005,807)	$—	$(21,005,807)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers out of Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments still held at September 30, 2015
Corporate Bonds & Notes
Banks	$873,789	$—	$(873,789)	$—	$—

Corporate Bonds & Notes in the amount of $873,789 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices that are based on market activity which has been determined to be significant observable inputs.

MIST-283

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—85.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—48.3%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	188,153	$196,525
3.000%, 02/01/21	563,552	589,134
3.000%, 08/01/21	408,870	427,752
3.000%, 11/01/21	105,943	110,856
3.000%, 03/01/22	466,036	487,661
3.000%, 05/01/22	1,527,966	1,598,908
3.500%, 07/01/20	186,091	196,620
3.500%, 01/01/21	919,658	971,691
3.500%, 06/01/21	354,181	374,220
3.500%, 07/01/21	270,315	285,609
3.500%, 09/01/21	320,374	338,501
3.500%, 09/01/23	305,100	322,996
4.000%, 05/01/19	16,369	17,134
4.500%, 03/01/18	49,429	51,213
4.500%, 07/01/18	52,350	54,269
4.500%, 11/01/18	20,581	21,338
4.500%, 12/01/18	13,126	13,608
4.500%, 05/01/19	535,754	556,299
5.500%, 11/01/17	55,248	57,203
5.500%, 09/01/18	132,561	138,745
5.500%, 10/01/18	61,634	64,797
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	813,298	850,618
3.000%, TBA (a)	103,000,000	107,171,120
3.500%, 10/01/25	460,564	487,662
3.500%, 10/01/26	325,763	345,337
3.500%, 12/01/26	389,474	412,604
3.500%, 08/01/27	393,084	417,559
3.500%, 07/01/29	210,177	223,295
3.500%, TBA (a)	56,000,000	59,107,461
4.000%, 07/01/18	4,770	4,990
4.000%, 08/01/18	1,760	1,841
4.000%, 09/01/18	1,001	1,048
4.000%, 05/01/19	939,145	982,695
4.000%, 07/01/19	424,296	443,868
4.000%, 08/01/20	306,177	320,481
4.000%, 03/01/22	55,423	58,020
4.000%, 04/01/24	61,783	65,159
4.000%, 05/01/24	2,638,992	2,803,943
4.000%, 06/01/24	2,974,178	3,160,230
4.000%, 07/01/24	29,346	31,184
4.000%, 02/01/25	924,227	981,800
4.000%, 06/01/25	312,806	332,914
4.000%, 07/01/25	8,899	9,469
4.000%, 08/01/25	923,982	983,440
4.000%, 09/01/25	50,720	53,985
4.000%, 12/01/25	340,111	362,068
4.000%, 02/01/26	238,431	251,757
4.000%, 03/01/26	48,040	51,144
4.000%, 06/01/26	47,434	50,503
4.500%, 03/01/18	163,025	168,922
4.500%, 04/01/18	271,534	281,354
4.500%, 06/01/18	839,336	869,927
4.500%, 07/01/18	419,734	435,071
4.500%, 08/01/18	4,552	4,719

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 10/01/18	17,594	18,238
4.500%, 11/01/18	993,751	1,029,589
4.500%, 12/01/18	285,628	296,412
4.500%, 02/01/19	174,777	181,251
4.500%, 05/01/19	346,825	359,911
4.500%, 06/01/19	171,744	178,150
4.500%, 11/01/19	183,735	190,951
4.500%, 12/01/19	221,715	230,053
4.500%, 08/01/20	316,223	328,828
4.500%, 09/01/20	454,763	472,569
4.500%, 10/01/20	19,114	19,906
4.500%, 12/01/20	362,950	377,921
4.500%, 01/01/22	8,583	8,900
4.500%, 02/01/23	300,541	318,410
4.500%, 03/01/23	572,022	601,577
4.500%, 05/01/23	55,780	59,019
4.500%, 06/01/23	3,472	3,676
4.500%, 01/01/24	5,278	5,473
4.500%, 04/01/24	89,266	94,635
4.500%, 05/01/24	290,345	307,703
4.500%, 08/01/24	60,279	63,736
4.500%, 10/01/24	408,829	437,249
4.500%, 11/01/24	104,350	112,057
4.500%, 02/01/25	758,494	809,147
4.500%, 03/01/25	510,362	546,731
4.500%, 04/01/25	334,305	346,776
4.500%, 05/01/25	962,819	1,030,179
4.500%, 06/01/25	97,142	103,855
4.500%, 07/01/25	3,772,977	4,053,290
4.500%, 08/01/25	108,054	113,650
4.500%, 09/01/25	263,266	281,632
4.500%, 11/01/25	192,919	206,684
4.500%, 04/01/26	15,717	16,870
4.500%, 01/01/27	171,090	178,282
5.500%, 12/01/17	2,470	2,539
5.500%, 01/01/18	67,669	69,650
5.500%, 02/01/18	536,583	555,872
5.500%, 11/01/18	1,958	2,032
5.500%, 09/01/19	63,086	65,294
5.500%, 09/01/20	14,462	15,516
5.500%, 12/01/20	2,102	2,199
5.500%, 03/01/22	169,380	181,701
5.500%, 04/01/22	100,556	106,006
5.500%, 07/01/22	137,605	149,885
5.500%, 09/01/22	72,048	78,362
5.500%, 10/01/22	540,897	592,383
5.500%, 11/01/22	130,597	142,111
5.500%, 12/01/22	178,134	194,903
5.500%, 02/01/23	149,540	161,604
5.500%, 03/01/23	25,176	27,589
5.500%, 07/01/23	13,022	14,234
5.500%, 08/01/23	65,473	72,308
5.500%, 10/01/23	96,808	104,830
5.500%, 11/01/23	33,813	35,487
5.500%, 12/01/23	51,879	56,468

MIST-284

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 01/01/24	15,092	$16,561
5.500%, 03/01/24	94,447	103,219
5.500%, 09/01/24	75,378	80,299
5.500%, 01/01/25	1,270,694	1,394,946
5.500%, 05/01/25	273,911	288,071
6.000%, 03/01/17	3,630	3,638
6.000%, 04/01/17	3,603	3,681
6.000%, 06/01/17	2,845	2,913
6.000%, 07/01/17	7,629	7,696
6.500%, 04/01/16	1,952	1,964
6.500%, 06/01/16	1,137	1,147
6.500%, 07/01/16	4,491	4,543
6.500%, 08/01/16	279	282
6.500%, 09/01/16	2,118	2,153
6.500%, 10/01/16	4,469	4,551
6.500%, 02/01/17	4,026	4,113
6.500%, 07/01/17	627	628
6.500%, 10/01/17	3,212	3,322
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	84,043	90,411
4.000%, 05/01/29	279,487	300,656
4.000%, 03/01/30	169,817	181,471
4.000%, 05/01/30	260,246	280,384
4.000%, 08/01/30	225,453	242,478
4.000%, 09/01/30	136,140	146,472
4.000%, 10/01/30	6,211	6,683
4.000%, 11/01/30	678,223	731,085
4.000%, 12/01/30	91,638	98,776
4.000%, 06/01/31	12,361	13,325
4.000%, 09/01/31	347,733	374,809
4.000%, 11/01/31	72,878	78,557
4.500%, 01/01/25	15,150	16,414
4.500%, 04/01/31	70,076	76,608
5.000%, 05/01/23	209,859	230,950
5.000%, 05/01/24	221,248	243,473
5.000%, 01/01/25	161,735	178,020
5.000%, 09/01/25	48,099	52,952
5.000%, 11/01/25	62,281	68,529
5.000%, 12/01/25	398,648	438,891
5.000%, 01/01/26	103,435	113,873
5.000%, 03/01/26	83,912	92,365
5.000%, 02/01/27	8,243	9,070
5.000%, 05/01/27	219,852	241,935
5.000%, 07/01/27	10,301	11,335
5.000%, 08/01/27	4,681	5,157
5.000%, 03/01/28	23,070	25,384
5.000%, 04/01/28	740,653	814,961
5.000%, 05/01/28	853,106	938,696
5.000%, 06/01/28	2,548,582	2,805,751
5.000%, 01/01/29	87,458	96,264
5.000%, 05/01/29	432,484	479,160
5.000%, 07/01/29	118,932	130,960
5.000%, 12/01/29	37,014	40,759
5.500%, 02/01/19	14,723	16,422
5.500%, 06/01/23	270,519	301,741

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 07/01/24	12,099	13,498
5.500%, 01/01/25	13,301	14,839
5.500%, 02/01/25	3,765	4,199
5.500%, 03/01/25	938,926	1,060,192
5.500%, 08/01/25	80,756	91,023
5.500%, 10/01/25	5,810	6,483
5.500%, 11/01/25	14,362	16,027
5.500%, 03/01/26	103,946	115,955
5.500%, 05/01/26	2,976	3,319
5.500%, 06/01/26	526,938	587,733
5.500%, 11/01/26	61,297	68,370
5.500%, 01/01/27	74,670	83,292
5.500%, 06/01/27	16,399	18,395
5.500%, 07/01/27	284,355	317,194
5.500%, 08/01/27	131,572	146,768
5.500%, 10/01/27	185,239	206,634
5.500%, 11/01/27	47,457	52,939
5.500%, 12/01/27	384,878	429,450
5.500%, 01/01/28	134,117	149,611
5.500%, 03/01/28	72,449	80,814
5.500%, 04/01/28	222,587	248,288
5.500%, 05/01/28	86,021	95,954
5.500%, 06/01/28	22,652	25,265
5.500%, 07/01/28	12,404	13,837
5.500%, 09/01/28	164,900	183,942
5.500%, 10/01/28	29,514	32,923
5.500%, 12/01/28	10,621	11,847
5.500%, 01/01/29	175,985	196,289
5.500%, 07/01/29	163,236	182,352
5.500%, 10/01/29	368,352	411,220
5.500%, 04/01/30	268,666	300,026
6.000%, 08/01/18	3,971	4,473
6.000%, 12/01/18	103,132	116,147
6.000%, 02/01/19	7,274	8,192
6.000%, 06/01/22	740,659	834,679
6.000%, 09/01/22	181,765	204,849
6.000%, 10/01/22	114,447	128,933
6.000%, 01/01/23	185,426	208,988
6.000%, 06/01/26	14,859	16,744
6.000%, 08/01/26	20,739	23,356
6.000%, 12/01/26	18,132	20,434
6.000%, 07/01/27	60,905	68,630
6.000%, 11/01/27	13,176	14,848
6.000%, 09/01/28	120,085	135,272
6.000%, 10/01/28	57,822	65,147
Fannie Mae 30 Yr. Pool
3.000%, TBA (a)	225,000,000	227,795,624
3.500%, TBA (a)	566,000,000	589,301,996
4.000%, 05/01/34	214,403	228,850
4.000%, 05/01/35	189,403	202,420
4.000%, 01/01/41	826,240	891,118
4.000%, 03/01/41	518,662	561,108
4.000%, 05/01/41	448,377	478,589
4.000%, 05/01/42	213,359	227,735
4.000%, 12/01/43	953,635	1,022,688

MIST-285

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, TBA (a)	791,000,000	$842,503,642
4.500%, 04/01/39	1,391,431	1,530,914
4.500%, 05/01/39	133,118	145,511
4.500%, 06/01/39	54,585	59,577
4.500%, 08/01/39	46,051	50,014
4.500%, 12/01/39	14,654	16,254
4.500%, 05/01/40	59,767	65,480
4.500%, 09/01/40	55,727	61,060
4.500%, 10/01/40	757,551	821,018
4.500%, 12/01/40	99,045	107,703
4.500%, 02/01/41	345,128	374,128
4.500%, 05/01/41	29,194	32,115
4.500%, 06/01/41	2,290,501	2,491,704
4.500%, 07/01/41	17,708	19,408
4.500%, 09/01/41	922,807	1,000,909
4.500%, 10/01/41	4,892,520	5,313,646
4.500%, 03/01/42	56,644	62,094
4.500%, 06/01/42	119,390	129,817
4.500%, 07/01/42	1,501,165	1,631,037
4.500%, 11/01/43	26,528	29,325
4.500%, TBA (a)	285,000,000	308,895,696
5.000%, 03/01/32	3,779	4,163
5.000%, 09/01/32	2,517	2,772
5.000%, 10/01/32	1,067	1,175
5.000%, 04/01/33	87,434	96,246
5.000%, 07/01/33	179,240	200,378
5.000%, 08/01/33	3,930	4,387
5.000%, 09/01/33	3,109	3,491
5.000%, 10/01/33	32,299	36,060
5.000%, 11/01/33	918	1,022
5.000%, 01/01/34	199,606	222,412
5.000%, 04/01/34	217,085	242,332
5.000%, 06/01/34	4,804	5,378
5.000%, 12/01/34	32,702	35,988
5.000%, 01/01/35	115,106	127,672
5.000%, 04/01/35	95	105
5.000%, 07/01/35	31,905	35,106
5.000%, 09/01/35	66,123	73,195
5.000%, 01/01/38	272,853	302,689
5.000%, 04/01/39	45,008	49,913
5.000%, 10/01/39	14,172	15,747
5.000%, 11/01/39	37,953	42,316
5.000%, 06/01/40	31,863	35,102
5.000%, 11/01/42	230,998	256,278
5.000%, TBA (a)	145,000,000	159,747,128
5.500%, 12/01/28	33,166	37,110
5.500%, 06/01/33	88,883	100,125
5.500%, 07/01/33	14,059	15,691
5.500%, 09/01/33	282,614	318,529
5.500%, 11/01/33	245,706	274,179
5.500%, 12/01/33	1,922	2,166
5.500%, 04/01/34	24,041	26,874
5.500%, 07/01/34	35,950	40,104
5.500%, 08/01/34	293,010	326,903
5.500%, 09/01/34	22,307	24,970

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 11/01/34	592,617	667,653
5.500%, 12/01/34	1,429,921	1,609,310
5.500%, 01/01/35	500,849	563,784
5.500%, 02/01/35	708,936	798,173
5.500%, 03/01/35	843,882	951,205
5.500%, 04/01/35	207,233	234,092
5.500%, 05/01/35	272,543	307,417
5.500%, 06/01/35	430,198	483,586
5.500%, 08/01/35	304,117	343,980
5.500%, 09/01/35	4,105,527	4,613,605
5.500%, 10/01/35	894,732	1,004,367
5.500%, 11/01/35	2,017,089	2,273,489
5.500%, 12/01/35	1,986,759	2,228,850
5.500%, 01/01/36	2,039,528	2,282,493
5.500%, 02/01/36	2,882	3,223
5.500%, 03/01/36	470,831	529,375
5.500%, 04/01/36	12,022	13,455
5.500%, 05/01/36	2,276,443	2,549,341
5.500%, 06/01/36	1,653,925	1,850,172
5.500%, 07/01/36	1,899,439	2,138,973
5.500%, 09/01/36	296,284	333,349
5.500%, 10/01/36	12,379	13,875
5.500%, 11/01/36	239,171	268,322
5.500%, 12/01/36	757,016	849,066
5.500%, 01/01/37	115,966	130,028
5.500%, 02/01/37	216,489	242,377
5.500%, 03/01/37	57,234	63,866
5.500%, 04/01/37	3,881,754	4,346,045
5.500%, 05/01/37	558,284	625,337
5.500%, 06/01/37	975	1,088
5.500%, 07/01/37	11,210	12,534
5.500%, 08/01/37	2,846,945	3,192,609
5.500%, 01/01/38	12,001	13,408
5.500%, 02/01/38	1,468,982	1,646,787
5.500%, 03/01/38	2,181,787	2,449,429
5.500%, 05/01/38	5,356,646	5,989,562
5.500%, 06/01/38	24,462,349	27,393,519
5.500%, 09/01/38	23,301	25,989
5.500%, 10/01/38	1,447,200	1,622,798
5.500%, 11/01/38	2,230,638	2,497,154
5.500%, 12/01/38	7,053,472	7,910,399
5.500%, 01/01/39	119,502	134,629
5.500%, 07/01/39	22,469	25,090
5.500%, 08/01/39	269,032	300,355
5.500%, 09/01/39	17,695	19,775
5.500%, 11/01/39	4,442,350	4,954,880
5.500%, 12/01/39	6,595	7,392
5.500%, 02/01/40	794,092	886,542
5.500%, 03/01/40	1,635,043	1,826,152
5.500%, 06/01/40	194,257	216,993
5.500%, 09/01/40	643,150	717,547
5.500%, 12/01/40	267,785	299,922
5.500%, 07/01/41	7,984,464	8,906,867
5.500%, TBA (a)	8,000,000	8,935,016
6.000%, 12/01/28	72,359	81,832

MIST-286

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 01/01/29	30,921	$34,930
6.000%, 02/01/29	339	385
6.000%, 04/01/29	4,629	5,276
6.000%, 06/01/29	6,553	7,469
6.000%, 11/01/32	52,443	59,181
6.000%, 02/01/33	17,166	19,568
6.000%, 03/01/33	28,033	31,953
6.000%, 04/01/33	20,197	23,082
6.000%, 05/01/33	29,039	33,130
6.000%, 07/01/33	30,361	34,638
6.000%, 08/01/33	78,469	88,427
6.000%, 01/01/34	104,673	119,165
6.000%, 09/01/34	65,944	74,375
6.000%, 11/01/34	11,461	12,921
6.000%, 04/01/35	1,265,963	1,443,078
6.000%, 05/01/35	41,758	47,093
6.000%, 06/01/35	7,463	8,475
6.000%, 07/01/35	86,993	98,403
6.000%, 09/01/35	13,740	15,535
6.000%, 11/01/35	690,106	780,460
6.000%, 12/01/35	254,297	287,577
6.000%, 01/01/36	171,999	194,590
6.000%, 02/01/36	377,181	426,397
6.000%, 03/01/36	145,500	164,486
6.000%, 04/01/36	46,550	52,706
6.000%, 05/01/36	1,105,886	1,252,723
6.000%, 06/01/36	59,379	67,146
6.000%, 07/01/36	1,294,477	1,463,511
6.000%, 08/01/36	3,472,162	3,923,941
6.000%, 09/01/36	1,101,674	1,247,108
6.000%, 10/01/36	544,015	614,150
6.000%, 11/01/36	173,346	196,152
6.000%, 12/01/36	3,239,402	3,661,534
6.000%, 01/01/37	2,113,417	2,390,538
6.000%, 02/01/37	1,951,178	2,206,132
6.000%, 03/01/37	441,416	498,836
6.000%, 04/01/37	1,140,454	1,290,026
6.000%, 05/01/37	2,979,735	3,366,607
6.000%, 06/01/37	310,393	350,922
6.000%, 07/01/37	378,220	427,495
6.000%, 08/01/37	453,718	513,404
6.000%, 09/01/37	1,055,159	1,192,290
6.000%, 10/01/37	241,276	272,576
6.000%, 11/01/37	121,852	138,316
6.000%, 12/01/37	362,848	410,241
6.000%, 01/01/38	380,710	430,160
6.000%, 02/01/38	924,931	1,051,193
6.000%, 03/01/38	18,768	21,361
6.000%, 04/01/38	40,269	45,508
6.000%, 05/01/38	221,170	249,504
6.000%, 06/01/38	15,110	17,038
6.000%, 07/01/38	1,496,885	1,690,996
6.000%, 08/01/38	23,909	27,025
6.000%, 09/01/38	1,228,256	1,398,105
6.000%, 10/01/38	3,307,306	3,737,131

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 11/01/38	94,631	106,915
6.000%, 12/01/38	524,276	592,788
6.000%, 01/01/39	1,083,730	1,224,750
6.000%, 04/01/39	1,707,396	1,927,157
6.000%, 06/01/39	157,595	177,643
6.000%, 07/01/39	199,279	224,824
6.000%, 08/01/39	1,097,894	1,237,285
6.000%, 09/01/39	447,020	504,903
6.000%, 02/01/40	3,192	3,605
6.000%, 04/01/40	274,234	309,320
6.000%, 05/01/40	9,306	10,487
6.000%, 06/01/40	390,744	440,862
6.000%, 09/01/40	14,439	16,284
6.000%, 10/01/40	11,956,127	13,511,975
6.000%, 04/01/41	1,093,304	1,235,607
6.000%, 05/01/41	58,662,820	66,264,188
6.000%, TBA (a)	29,000,000	32,723,116
7.500%, 09/01/30	232	237
8.000%, 10/01/25	1,548	1,795
Fannie Mae ARM Pool
1.383%, 08/01/41 (b)	430,776	436,638
1.383%, 07/01/42 (b)	372,235	381,246
1.383%, 08/01/42 (b)	353,690	362,320
1.383%, 10/01/44 (b)	576,391	590,939
1.433%, 09/01/41 (b)	1,175,872	1,203,925
1.806%, 06/01/33 (b)	48,900	51,181
1.854%, 09/01/35 (b)	1,996,221	2,081,352
1.879%, 12/01/34 (b)	2,139,421	2,256,805
1.894%, 01/01/35 (b)	306,761	322,200
1.972%, 12/01/34 (b)	824,163	869,611
1.980%, 03/01/35 (b)	68,043	71,718
2.000%, 08/01/36 (b)	769,917	810,682
2.001%, 11/01/34 (b)	6,097	6,460
2.054%, 11/01/35 (b)	273,401	287,174
2.125%, 10/01/34 (b)	28,434	30,490
2.129%, 01/01/35 (b)	88,712	94,091
2.131%, 02/01/31 (b)	229,890	236,731
2.138%, 12/01/34 (b)	66,829	70,853
2.152%, 01/01/35 (b)	79,809	85,364
2.180%, 01/01/35 (b)	107,761	115,058
2.182%, 01/01/35 (b)	30,392	32,404
2.216%, 02/01/35 (b)	52,344	55,900
2.220%, 11/01/35 (b)	401,146	425,747
2.226%, 03/01/33 (b)	4,313	4,598
2.247%, 10/01/28 (b)	172,941	179,384
2.259%, 05/01/35 (b)	70,853	75,361
2.301%, 11/01/34 (b)	147,455	156,273
2.323%, 02/01/35 (b)	197,080	209,923
2.353%, 10/01/35 (b)	644,890	690,320
2.369%, 11/01/35 (b)	746,030	796,726
2.382%, 05/01/34 (b)	944,205	1,005,020
2.385%, 11/01/32 (b)	79,865	83,277
2.386%, 07/01/32 (b)	36,184	37,473
2.397%, 09/01/31 (b)	52,645	56,009
2.428%, 09/01/32 (b)	186,958	199,777

MIST-287

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.437%, 04/01/35 (b)	164,000	$175,298
2.441%, 07/01/33 (b)	36,106	38,427
2.441%, 09/01/34 (b)	1,139,769	1,217,059
2.473%, 08/01/35 (b)	1,347,568	1,435,862
2.500%, 08/01/35 (b)	834,651	887,404
2.510%, 04/01/34 (b)	11,788	12,542
2.560%, 11/01/34 (b)	3,208,021	3,419,658
2.563%, 05/01/35 (b)	561,537	599,161
4.321%, 12/01/36 (b)	331,276	352,808
4.528%, 09/01/34 (b)	70,950	75,927
5.321%, 01/01/36 (b)	171,075	181,639
Fannie Mae Pool
2.310%, 08/01/22	8,200,000	8,269,520
2.475%, 04/01/19	14,815,882	15,357,336
2.870%, 09/01/27	7,300,000	7,328,088
3.240%, 07/01/22	22,422,938	23,810,633
3.330%, 11/01/21	1,492,544	1,578,768
Fannie Mae REMICS (CMO)
0.613%, 09/18/31 (b)	385,414	389,103
1.094%, 04/25/32 (b)	126,875	130,121
2.275%, 05/25/35 (b)	1,716,651	1,811,591
Freddie Mac 15 Yr. Gold Pool
5.500%, 04/01/16	130	130
5.500%, 09/01/19	254,029	268,726
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	172,235	185,284
4.000%, 09/01/30	734,269	789,874
4.000%, 10/01/30	41,486	44,631
5.500%, 04/01/21	22,668	25,089
5.500%, 12/01/22	1,000	1,107
5.500%, 03/01/23	205,700	227,682
5.500%, 06/01/26	3,833	4,255
5.500%, 08/01/26	1,692	1,874
5.500%, 06/01/27	49,910	55,269
5.500%, 12/01/27	102,658	113,691
5.500%, 01/01/28	59,182	65,538
5.500%, 02/01/28	14,985	16,594
5.500%, 05/01/28	126,474	140,052
5.500%, 06/01/28	185,405	205,192
6.000%, 03/01/21	44,554	50,048
6.000%, 01/01/22	200,340	225,055
6.000%, 10/01/22	728,842	819,213
6.000%, 12/01/22	42,574	47,855
6.000%, 04/01/23	36,978	41,560
Freddie Mac 30 Yr. Gold Pool
3.500%, TBA (a)	75,000,000	77,868,168
4.000%, 12/01/40	363,249	387,484
4.000%, TBA (a)	34,000,000	36,124,063
4.500%, 04/01/34	35,241	38,281
4.500%, 06/01/35	128,392	139,399
4.500%, 10/01/41	260,923	283,969
4.500%, TBA (a)	30,000,000	32,458,312
5.500%, 03/01/32	31,797	35,230
5.500%, 01/01/33	2,604	2,900
5.500%, 05/01/33	3,920	4,361

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 08/01/33	2,772	3,085
5.500%, 10/01/33	5,054	5,636
5.500%, 12/01/33	2,419	2,692
5.500%, 01/01/34	3,401	3,767
5.500%, 05/01/34	65,958	73,525
5.500%, 09/01/34	39,702	44,203
5.500%, 01/01/35	58,856	65,593
5.500%, 07/01/35	2,873	3,202
5.500%, 10/01/35	116,953	129,763
5.500%, 11/01/35	159,785	177,064
5.500%, 12/01/35	63,266	70,188
5.500%, 01/01/36	82,956	91,865
5.500%, 02/01/36	78,975	87,488
5.500%, 04/01/36	35,730	39,608
5.500%, 06/01/36	2,921,053	3,252,865
5.500%, 07/01/36	70,220	77,767
5.500%, 08/01/36	115,147	127,537
5.500%, 10/01/36	32,935	36,505
5.500%, 12/01/36	571,195	632,731
5.500%, 02/01/37	45,179	50,069
5.500%, 03/01/37	24,867	27,966
5.500%, 04/01/37	45,998	50,928
5.500%, 06/01/37	78,717	87,190
5.500%, 07/01/37	480,182	533,015
5.500%, 08/01/37	148,923	166,127
5.500%, 09/01/37	92,970	102,987
5.500%, 10/01/37	19,860	22,001
5.500%, 11/01/37	527,947	584,878
5.500%, 12/01/37	23,537	26,052
5.500%, 01/01/38	161,991	179,401
5.500%, 02/01/38	419,097	464,156
5.500%, 03/01/38	174,464	193,174
5.500%, 04/01/38	371,018	411,875
5.500%, 05/01/38	779,349	863,157
5.500%, 06/01/38	588,896	652,392
5.500%, 07/01/38	849,157	940,302
5.500%, 08/01/38	2,254,775	2,496,910
5.500%, 09/01/38	579,669	641,648
5.500%, 10/01/38	16,754,088	18,559,574
5.500%, 11/01/38	5,931,995	6,565,128
5.500%, 12/01/38	12,513	13,849
5.500%, 01/01/39	1,297,335	1,436,387
5.500%, 02/01/39	278,553	308,602
5.500%, 03/01/39	164,651	182,337
5.500%, 06/01/39	5,761,013	6,377,945
5.500%, 09/01/39	117,418	130,189
5.500%, 02/01/40	176,423	195,379
5.500%, 03/01/40	21,786	24,151
5.500%, 05/01/40	5,297	5,866
5.500%, 08/01/40	171,760	190,217
5.500%, 02/01/41	85,119	94,383
Freddie Mac ARM Non-Gold Pool
2.068%, 09/01/35 (b)	386,931	408,715
2.194%, 01/01/35 (b)	77,736	82,884
2.231%, 02/01/35 (b)	67,561	71,596

MIST-288

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.232%, 02/01/35 (b)	52,469	$55,713
2.241%, 02/01/35 (b)	68,474	73,109
2.243%, 10/01/34 (b)	72,533	77,248
2.244%, 02/01/35 (b)	27,817	29,377
2.289%, 02/01/35 (b)	71,260	75,787
2.356%, 09/01/35 (b)	586,923	627,038
2.376%, 11/01/34 (b)	125,159	133,328
2.376%, 01/01/35 (b)	314,223	336,174
2.384%, 11/01/31 (b)	30,304	32,280
2.400%, 11/01/34 (b)	39,360	42,014
2.423%, 11/01/34 (b)	59,974	64,002
2.464%, 06/01/35 (b)	1,514,790	1,610,629
2.469%, 08/01/35 (b)	751,559	798,605
2.470%, 02/01/35 (b)	125,987	134,189
2.476%, 03/01/35 (b)	108,909	113,325
2.487%, 02/01/35 (b)	82,844	88,437
2.494%, 11/01/34 (b)	49,011	52,371
2.670%, 01/01/29 (b)	433,034	455,236
2.711%, 08/01/32 (b)	170,646	177,335
Freddie Mac REMICS (CMO)
0.457%, 07/15/34 (b)	96,899	97,384
1.875%, 11/15/23 (b)	430,994	448,377
3.500%, 07/15/32	22,365	22,793
3.500%, 01/15/42	22,734,391	23,724,451
6.500%, 01/15/24	27,446	30,547
Freddie Mac Structured Pass-Through Securities (CMO)
1.383%, 10/25/44 (b)	1,292,415	1,336,583
1.383%, 02/25/45 (b)	116,028	120,314
1.583%, 07/25/44 (b)	6,619,567	6,794,370
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,143,664
3.500%, TBA (a)	5,000,000	5,221,855
4.000%, TBA (a)	11,000,000	11,724,999
5.000%, 10/15/33	7,442	8,184
5.000%, 12/15/33	50,765	56,631
5.000%, 05/15/34	7,623	8,532
5.000%, 07/15/34	6,059	6,661
5.000%, 11/15/35	5,525	6,185
5.000%, 03/15/36	4,205	4,706
5.000%, 03/15/38	361,650	401,765
5.000%, 06/15/38	752,021	828,455
5.000%, 10/15/38	1,216,605	1,350,104
5.000%, 11/15/38	352,890	391,870
5.000%, 01/15/39	295,619	325,548
5.000%, 02/15/39	181,151	200,467
5.000%, 03/15/39	2,742,283	3,038,068
5.000%, 04/15/39	6,566,133	7,216,880
5.000%, 05/15/39	5,357,444	5,985,072
5.000%, 06/15/39	2,289,851	2,519,567
5.000%, 07/15/39	3,639,959	4,034,060
5.000%, 08/15/39	525,860	580,655
5.000%, 09/15/39	580,523	639,974
5.000%, 10/15/39	1,380,503	1,533,672
5.000%, 05/15/40	62,868	69,676

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 07/15/40	1,050,676	1,164,372
5.000%, 09/15/40	695,397	771,204
5.000%, 12/15/40	50,172	55,604
5.000%, 07/15/41	46,162	51,241
5.000%, TBA (a)	5,000,000	5,494,531
7.000%, 10/15/23	4,473	4,769
7.500%, 01/15/26	6,415	7,038
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (a)	56,000,000	58,546,219
4.000%, TBA (a)	42,000,000	44,691,461
Ginnie Mae II ARM Pool
1.625%, 01/20/26 (b)	13,414	13,485
1.625%, 08/20/27 (b)	80,208	82,653
1.625%, 09/20/27 (b)	72,516	73,366
1.625%, 11/20/27 (b)	20,039	20,661
1.625%, 10/20/28 (b)	12,769	13,115
1.625%, 07/20/29 (b)	10,400	10,852
1.625%, 08/20/29 (b)	10,549	10,987
1.625%, 09/20/29 (b)	12,156	12,517
1.625%, 10/20/29 (b)	8,377	8,705
1.625%, 11/20/30 (b)	57,294	59,512
1.625%, 08/20/31 (b)	3,875	4,038
1.625%, 04/20/32 (b)	9,155	9,448
1.625%, 07/20/32 (b)	9,510	9,800
1.625%, 09/20/33 (b)	63,231	65,809
1.750%, 01/20/23 (b)	19,031	19,625
1.750%, 02/20/26 (b)	11,642	12,040
1.750%, 05/20/26 (b)	20,995	21,462
1.750%, 01/20/27 (b)	5,689	5,884
1.750%, 02/20/27 (b)	5,946	5,986
1.750%, 06/20/27 (b)	6,316	6,507
1.750%, 02/20/28 (b)	14,746	15,252
1.750%, 03/20/28 (b)	16,257	16,755
1.750%, 05/20/28 (b)	6,896	7,117
1.750%, 04/20/29 (b)	6,279	6,350
1.750%, 05/20/29 (b)	10,319	10,598
1.750%, 01/20/30 (b)	41,761	43,325
1.750%, 06/20/30 (b)	12,192	12,531
1.750%, 04/20/31 (b)	14,696	15,099
1.750%, 03/20/32 (b)	697	721
1.750%, 05/20/32 (b)	20,201	20,851
1.750%, 03/20/33 (b)	6,464	6,695
2.000%, 02/20/22 (b)	13,172	13,450
2.000%, 04/20/22 (b)	1,062	1,088
2.000%, 04/20/30 (b)	22,478	23,318
2.000%, 05/20/30 (b)	33,607	34,862
2.125%, 10/20/31 (b)	6,065	6,153
2.250%, 04/20/29 (b)	14,889	14,909
2.500%, 11/20/26 (b)	14,742	14,996
2.500%, 10/20/30 (b)	3,076	3,198
Government National Mortgage Association (CMO)
0.509%, 01/16/31 (b)	31,941	32,097
0.709%, 02/16/30 (b)	10,733	10,798
0.792%, 08/20/65 (b)	4,601,268	4,578,413

		3,130,579,204

MIST-289

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—37.6%
U.S. Treasury Bonds
2.500%, 02/15/45 (c)	6,500,000	$5,983,893
2.750%, 08/15/42	62,000,000	60,451,612
2.750%, 11/15/42	73,400,000	71,461,800
2.875%, 05/15/43	41,700,000	41,566,435
2.875%, 08/15/45 (c)	99,400,000	99,350,797
3.000%, 05/15/42 (c)	49,500,000	50,783,931
3.000%, 11/15/44 (c)	125,600,000	128,259,203
3.125%, 02/15/42 (d)	29,600,000	31,151,691
3.125%, 02/15/43	10,600,000	11,100,744
3.125%, 08/15/44 (c)	223,900,000	234,337,098
3.375%, 05/15/44	67,700,000	74,302,510
4.250%, 05/15/39	40,500,000	51,042,636
4.375%, 11/15/39 (c)	74,900,000	96,109,957
4.375%, 05/15/40	8,800,000	11,294,017
4.500%, 08/15/39	25,900,000	33,786,679
4.625%, 02/15/40	12,800,000	17,009,664
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (e)	5,175,233	4,529,271
0.750%, 02/15/45 (e)	31,012,182	26,893,795
1.750%, 01/15/28 (e)	150,143,924	165,961,887
2.000%, 01/15/26 (c) (e)	57,595,846	64,615,340
2.375%, 01/15/25 (e)	124,709,865	143,513,743
2.375%, 01/15/27 (e)	122,483,970	143,333,314
2.500%, 01/15/29 (c) (e)	91,259,897	109,479,753
3.625%, 04/15/28 (e)	737,770	977,718
3.875%, 04/15/29 (e)	9,436,180	13,009,152
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/17 (e)	23,851,571	23,764,608
0.125%, 04/15/20 (c) (d) (e) (f)	27,821,430	27,642,121
0.125%, 01/15/22 (c) (e)	13,813,033	13,460,331
0.125%, 07/15/22 (c) (e)	17,331,093	16,900,294
0.125%, 01/15/23 (e)	43,942,025	42,364,023
0.125%, 07/15/24 (c) (e)	213,280,098	203,493,741
0.250%, 01/15/25 (e)	18,439,080	17,673,434
0.375%, 07/15/25 (c) (e)	36,625,316	35,676,794
0.625%, 07/15/21 (c) (d) (e)	13,024,224	13,206,863
1.125%, 01/15/21 (d) (e)	11,455,185	11,903,850
1.250%, 07/15/20 (c) (d) (e) (f)	15,867,495	16,657,982
U.S. Treasury Notes
0.625%, 09/30/17 (d) (f) (g)	10,400,000	10,395,122
1.375%, 03/31/20 (c) (d) (f) (g)	22,000,000	22,066,462
1.750%, 09/30/22 (g)	20,400,000	20,389,372
2.250%, 11/15/24 (c) (d) (f)	133,300,000	135,792,443
2.500%, 05/15/24 (c)	90,800,000	94,581,003
2.750%, 02/15/24 (g)	43,100,000	45,807,197

		2,442,082,280

Total U.S. Treasury & Government Agencies (Cost $5,570,136,471)		5,572,661,484

Corporate Bonds & Notes—27.6%

Airlines—0.1%
Latam Airlines Pass-Through Trust
4.200%, 11/15/27 (144A)	3,500,000	3,368,750

Auto Manufacturers—1.3%
Ford Motor Credit Co. LLC
0.761%, 11/08/16 (b)	27,900,000	27,731,344
0.852%, 09/08/17 (b)	3,700,000	3,625,064
1.500%, 01/17/17	2,550,000	2,541,151
2.500%, 01/15/16	3,259,000	3,274,308
3.984%, 06/15/16	9,497,000	9,665,724
4.207%, 04/15/16	5,429,000	5,514,485
8.000%, 12/15/16	500,000	537,437
General Motors Financial Co., Inc.
3.150%, 01/15/20	12,300,000	12,194,946
3.200%, 07/13/20	20,300,000	20,026,579

		85,111,038

Auto Parts & Equipment—0.2%
Schaeffler Holding Finance B.V.
5.750%, 11/15/21 (EUR) (h)	6,500,000	7,738,104
6.250%, 11/15/19 (144A) (h)	5,300,000	5,618,000

		13,356,104

Banks—14.9%
American Express Bank FSB
6.000%, 09/13/17	31,500,000	34,147,638
American Express Centurion Bank
6.000%, 09/13/17	3,300,000	3,577,372
Banco Popular Espanol S.A.
11.500%, 10/10/18 (EUR) (b)	5,800,000	6,934,582
Banco Santander Brazil S.A.
4.250%, 01/14/16(144A)	16,200,000	16,114,140
Banco Santander Chile
1.186%, 04/11/17 (144A) (b)	29,900,000	29,454,490
1.887%, 01/19/16 (144A) (b)	6,900,000	6,900,000
Banco Santander S.A.
6.250%, 09/11/21 (EUR) (b)	5,900,000	6,131,171
Bank of America Corp.
2.650%, 04/01/19	8,000,000	8,090,320
4.100%, 07/24/23	2,600,000	2,701,374
4.125%, 01/22/24	12,030,000	12,576,066
5.625%, 10/14/16	30,407,000	31,791,522
6.000%, 09/01/17	7,524,000	8,108,946
6.400%, 08/28/17	3,100,000	3,364,077
6.875%, 04/25/18	26,300,000	29,393,827
Bank of America N.A.
0.731%, 05/08/17 (b)	8,000,000	7,973,984
0.779%, 11/14/16 (b)	41,700,000	41,659,384
Bank of China (Hong Kong), Ltd.
5.550%, 02/11/20(144A)	2,500,000	2,700,797
Bank of Montreal
1.950%, 01/30/17(144A)	3,600,000	3,649,468
Bank of Nova Scotia (The)
1.250%, 04/11/17	71,200,000	71,172,944
1.650%, 10/29/15 (144A)	4,700,000	4,703,835
1.950%, 01/30/17 (144A)	800,000	811,613
Bankia S.A.
4.000%, 05/22/24 (EUR) (b)	2,100,000	2,262,120

MIST-290

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays Bank plc
6.500%, 09/15/19 (EUR) (b)	5,200,000	$5,687,354
7.750%, 04/10/23 (b)	3,700,000	3,963,625
10.179%, 06/12/21(144A)	17,900,000	23,450,486
14.000%, 06/15/19 (GBP) (b)	600,000	1,166,330
BB&T Corp.
1.197%, 06/15/18 (b)	27,200,000	27,319,843
BBVA Bancomer S.A.
4.500%, 03/10/16 (144A)	3,900,000	3,939,000
6.500%, 03/10/21 (144A)	7,800,000	8,324,550
BNP Paribas S.A.
7.375%, 08/19/25 (144A) (b)	5,400,000	5,433,750
BPCE S.A.
0.895%, 11/18/16 (b)	54,700,000	54,747,753
CIT Group, Inc.
5.250%, 03/15/18	2,400,000	2,466,000
Citigroup, Inc.
0.820%, 05/01/17 (b)	65,300,000	65,092,085
1.116%, 04/01/16 (b)	2,700,000	2,703,145
1.255%, 07/25/16 (b)	3,200,000	3,209,376
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.250%, 08/04/45	7,500,000	7,589,940
Credit Agricole S.A.
6.500%, 06/23/21 (EUR) (b)	4,700,000	5,218,954
6.625%, 09/23/19 (144A) (b)	6,500,000	6,248,125
7.875%, 01/23/24 (b)	1,400,000	1,393,006
8.125%, 09/19/33 (b)	3,000,000	3,276,600
8.375%, 10/13/19 (144A) (b)	6,900,000	7,832,880
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25 (144A)	5,710,000	5,545,289
3.800%, 09/15/22 (144A)	18,300,000	18,279,120
Goldman Sachs Group, Inc. (The)
3.750%, 05/22/25	5,375,000	5,386,153
HSBC Holdings plc
6.375%, 03/30/25 (b)	3,000,000	2,861,250
JPMorgan Chase & Co.
0.841%, 02/15/17 (b)	55,300,000	55,256,977
2.250%, 01/23/20	12,300,000	12,197,676
3.150%, 07/05/16	4,900,000	4,982,957
3.450%, 03/01/16	5,849,000	5,913,316
5.300%, 05/01/20 (b)	20,100,000	19,748,250
JPMorgan Chase Bank N.A.
0.666%, 06/13/16 (b)	5,300,000	5,288,642
6.000%, 10/01/17	23,600,000	25,502,396
LBG Capital No. 2 plc
15.000%, 12/21/19 (EUR)	1,400,000	2,300,462
Lloyds Bank plc
12.000%, 12/16/24 (144A) (b) (i)	5,700,000	8,037,000
Lloyds Banking Group plc
7.625%, 06/27/23 (GBP) (b)	11,400,000	17,417,797
7.875%, 06/27/29 (GBP) (b)	200,000	311,251
Mizuho Bank, Ltd.
0.776%, 09/25/17 (144A) (b)	1,300,000	1,293,894

Banks—(Continued)
Morgan Stanley
1.575%, 04/25/18(b)	32,000,000	32,450,496
2.125%, 04/25/18	4,700,000	4,727,678
National Australia Bank, Ltd.
0.607%, 06/30/17 (144A) (b)	48,300,000	48,175,144
National Bank of Canada
2.200%, 10/19/16 (144A)	1,400,000	1,419,278
Novo Banco S.A.
2.625%, 05/08/17 (EUR)	1,700,000	1,758,129
4.750%, 01/15/18 (EUR)	3,100,000	3,281,341
5.000%, 04/04/19 (EUR)	3,748,000	3,926,753
5.000%, 04/23/19 (EUR)	1,466,000	1,542,074
5.000%, 05/14/19 (EUR)	100,000	103,979
5.000%, 05/23/19 (EUR)	237,000	249,610
5.875%, 11/09/15 (EUR)	12,400,000	13,781,488
Royal Bank of Scotland Group plc
6.990%, 10/05/17 (144A) (b)	2,000,000	2,330,000
8.000%, 08/10/25 (b)	5,700,000	5,742,750
Societe Generale S.A.
4.250%, 04/14/25 (144A) (i)	10,900,000	10,331,358
Turkiye Garanti Bankasi A/S
2.787%, 04/20/16 (144A) (b)	3,000,000	2,978,400
U.S. Bank N.A.
0.415%, 04/22/16 (b)	7,400,000	7,399,600
UBS AG
0.884%, 06/01/17 (b)	11,000,000	10,992,003
1.174%, 06/01/20 (b)	4,000,000	3,999,716
Wachovia Corp.
0.607%, 06/15/17 (b)	27,870,000	27,778,503
Wells Fargo & Co.
7.980%, 03/15/18 (b)	20,300,000	21,441,875

		968,015,077

Biotechnology—0.1%
Amgen, Inc.
2.300%, 06/15/16	5,108,000	5,154,886

Chemicals—0.1%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	3,300,000	2,706,000
Rohm & Haas Co.
6.000%, 09/15/17	2,438,000	2,631,302

		5,337,302

Computers—0.1%
Apple, Inc.
2.850%, 05/06/21	3,700,000	3,794,646

Diversified Financial Services—1.3%
Ally Financial, Inc.
2.750%, 01/30/17	14,700,000	14,588,133
3.125%, 01/15/16	5,000,000	4,981,250
5.500%, 02/15/17	15,000,000	15,375,000

MIST-291

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Bear Stearns Cos. LLC (The)
5.300%, 10/30/15	9,000,000	$9,029,340
6.400%, 10/02/17	1,400,000	1,526,463
7.250%, 02/01/18	4,200,000	4,702,081
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500%, 07/16/20 (144A)	1,000,000	987,500
General Electric Capital Corp.
6.375%, 11/15/67 (b)	5,100,000	5,466,562
International Lease Finance Corp.
6.750%, 09/01/16 (144A)	5,300,000	5,485,500
Navient Corp.
6.000%, 01/25/17	1,300,000	1,306,500
8.450%, 06/15/18	8,300,000	8,533,396
OneMain Financial Holdings, Inc.
6.750%, 12/15/19 (144A)	3,100,000	3,208,500
7.250%, 12/15/21 (144A)	3,100,000	3,146,500
Rio Oil Finance Trust
6.250%, 07/06/24 (144A)	950,000	608,000
Springleaf Finance Corp.
6.900%, 12/15/17	3,200,000	3,344,000
SteelRiver Transmission Co. LLC
4.710%, 06/30/17 (144A) (i)	5,638,647	5,849,059

		88,137,784

Electric—1.5%
Centrais Eletricas Brasileiras S.A.
6.875%, 07/30/19 (144A)	54,400,000	48,484,000
Dynegy, Inc.
6.750%, 11/01/19	22,450,000	22,506,125
7.375%, 11/01/22	7,000,000	7,061,250
7.625%, 11/01/24	3,600,000	3,636,000
IPALCO Enterprises, Inc.
3.450%, 07/15/20 (144A) (i)	6,500,000	6,288,750
Majapahit Holding B.V.
7.250%, 06/28/17	2,040,000	2,172,600
7.750%, 01/20/20	5,000,000	5,562,500

		95,711,225

Food—0.0%
Kraft Heinz Foods Co.
5.000%, 07/15/35 (144A)	2,100,000	2,193,637

Forest Products & Paper—0.1%
International Paper Co.
5.250%, 04/01/16	6,500,000	6,615,122

Healthcare-Services—0.1%
HCA, Inc.
3.750%, 03/15/19	4,500,000	4,488,750

Holding Companies-Diversified—0.1%
Blackstone CQP Holdco L.P.
9.296%, 03/18/19 (144A) (i) (j)	3,836,877	3,507,740

Insurance—0.1%
American International Group, Inc.
5.050%, 10/01/15	3,700,000	3,700,000

Lodging—0.2%
MGM Resorts International
6.875%, 04/01/16	14,200,000	14,395,250

Machinery-Diversified—1.0%
John Deere Capital Corp.
0.386%, 04/12/16 (b)	67,500,000	67,509,113

Media—0.0%
DISH DBS Corp.
4.250%, 04/01/18	500,000	485,625
4.625%, 07/15/17	1,000,000	998,150

		1,483,775

Oil & Gas—2.4%
California Resources Corp.
5.000%, 01/15/20	9,850,000	6,334,732
CNPC General Capital, Ltd.
1.209%, 05/14/17 (144A) (b)	26,700,000	26,580,918
Ecopetrol S.A.
5.375%, 06/26/26	4,100,000	3,577,250
Petrobras Global Finance B.V.
1.953%, 05/20/16 (b)	5,500,000	5,183,750
2.000%, 05/20/16	4,500,000	4,320,000
2.429%, 01/15/19 (b)	700,000	483,000
2.694%, 03/17/17 (b)	5,300,000	4,558,000
3.214%, 03/17/20 (b)	4,500,000	3,060,000
3.250%, 03/17/17	17,100,000	15,090,750
3.500%, 02/06/17	3,900,000	3,471,000
3.875%, 01/27/16	2,800,000	2,751,000
4.375%, 05/20/23	5,900,000	3,849,750
4.875%, 03/17/20	1,000,000	725,000
5.375%, 01/27/21	8,200,000	5,965,500
5.750%, 01/20/20	9,100,000	6,788,145
6.125%, 10/06/16	3,100,000	2,997,700
6.250%, 03/17/24	1,600,000	1,164,480
6.750%, 01/27/41	8,400,000	5,481,000
6.850%, 06/05/15	2,900,000	1,848,750
Statoil ASA
0.771%, 11/08/18 (b)	49,900,000	49,562,327

		153,793,052

Pharmaceuticals—0.6%
AbbVie, Inc.
1.800%, 05/14/18	13,800,000	13,761,691
Actavis Funding SCS
3.000%, 03/12/20	3,500,000	3,503,066
3.450%, 03/15/22	4,900,000	4,843,831
Merck & Co., Inc.
2.350%, 02/10/22	4,300,000	4,238,398
2.750%, 02/10/25	4,000,000	3,893,360
3.700%, 02/10/45	9,200,000	8,440,945

MIST-292

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/23 (EUR)	1,900,000	$1,894,385

		40,575,676

Pipelines—0.4%
Energy Transfer Partners L.P.
6.125%, 12/15/45	10,600,000	9,410,839
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 06/01/25	6,700,000	6,162,660
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.125%, 11/15/19 (144A)	8,250,000	7,404,375
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
5.500%, 10/15/19 (144A)	1,900,000	1,862,000
6.250%, 10/15/22 (144A)	4,800,000	4,680,000

		29,519,874

Real Estate Investment Trusts—0.3%
Digital Delta Holdings LLC
3.400%, 10/01/20 (144A)	5,300,000	5,320,050
4.750%, 10/01/25 (144A)	8,000,000	8,114,304
Goodman Funding Property, Ltd.
6.000%, 03/22/22 (144A)	5,000,000	5,590,595

		19,024,949

Retail—0.0%
CVS Pass-Through Trust
6.943%, 01/10/30	885,370	1,049,983

Savings & Loans—0.2%
Nationwide Building Society
6.250%, 02/25/20 (144A)	10,800,000	12,669,307

Telecommunications—2.1%
AT&T, Inc.
3.400%, 05/15/25	8,500,000	8,113,216
Ooredoo International Finance, Ltd.
3.375%, 10/14/16 (144A)	400,000	406,360
Sprint Communications, Inc.
9.125%, 03/01/17	2,000,000	2,025,620
Telefonica Emisiones S.A.U.
0.976%, 06/23/17(b)	29,500,000	29,393,800
Verizon Communications, Inc.
0.733%, 06/09/17 (b)	39,900,000	39,740,480
2.086%, 09/14/18 (b)	3,700,000	3,804,273
2.500%, 09/15/16	3,086,000	3,128,402
3.000%, 11/01/21	6,300,000	6,282,700
3.500%, 11/01/24	28,100,000	27,628,201
3.650%, 09/14/18	14,600,000	15,389,714

		135,912,766

Transportation—0.2%
Con-way, Inc.
7.250%, 01/15/18	7,000,000	7,245,791
Hellenic Railways Organization S.A.
4.028%, 03/17/17 (EUR) (k)	4,900,000	4,585,529
5.014%, 12/27/17 (EUR) (k)	500,000	466,514

		12,297,834

Trucking & Leasing—0.2%
GATX Corp.
6.000%, 02/15/18	5,000,000	5,432,110
GATX Financial Corp.
5.800%, 03/01/16	5,000,000	5,095,640

		10,527,750

Total Corporate Bonds & Notes (Cost $1,807,186,096)		1,787,251,390

Asset-Backed Securities—8.7%

Asset-Backed - Automobile—1.0%
Ally Auto Receivables Trust
0.480%, 02/15/17	18,520,636	18,514,025
Nissan Auto Lease Trust
0.367%, 09/15/16 (b)	12,985,473	12,980,032
Santander Drive Auto Receivables Trust
0.487%, 08/15/17 (b)	3,679,365	3,677,893
1.200%, 12/17/18	12,000,000	11,992,788
Toyota Auto Receivables Owner Trust
0.400%, 12/15/16	13,884,581	13,879,360

		61,044,098

Asset-Backed - Home Equity—1.7%
ACE Securities Corp. Home Equity Loan Trust
0.344%, 04/25/36 (b)	10,155,963	9,052,924
0.664%, 10/25/35 (b)	7,100,000	6,024,109
Asset-Backed Funding Certificates Trust
0.894%, 06/25/34 (b)	2,628,785	2,448,353
Asset-Backed Securities Corp. Home Equity Loan Trust
0.274%, 05/25/37 (b)	31,943	21,460
0.644%, 11/25/35 (b)	2,000,000	1,789,644
Bear Stearns Asset-Backed Securities I Trust
0.444%, 04/25/37 (b)	15,051,240	11,037,511
0.654%, 02/25/36 (b)	1,000,000	747,604
0.864%, 06/25/35 (b)	7,500,000	6,623,527
1.194%, 10/25/37 (b)	4,882,403	4,561,234
Bear Stearns Asset-Backed Securities Trust
0.994%, 10/27/32 (b)	19,042	18,094
Citigroup Mortgage Loan Trust
0.354%, 12/25/36 (144A) (b)	12,168,297	7,955,693
Citigroup Mortgage Loan Trust, Inc.
0.364%, 05/25/37 (b)	13,485,000	12,194,553
HSI Asset Securitization Corp. Trust
0.364%, 12/25/36 (b)	12,869,073	5,350,150

MIST-293

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Merrill Lynch Mortgage Investors Trust
0.694%, 06/25/36 (b)	2,626,410	$2,493,409
Morgan Stanley ABS Capital I, Inc.
0.254%, 05/25/37 (b)	302,657	191,111
Morgan Stanley Home Equity Loan Trust
0.364%, 04/25/37 (b)	6,265,914	3,512,759
Option One Mortgage Corp. Asset-Backed Certificates
0.834%, 08/25/33 (b)	19,070	18,036
Renaissance Home Equity Loan Trust
1.074%, 08/25/33 (b)	125,957	118,226
5.812%, 11/25/36	23,963,641	14,585,207
Residential Asset Securities Corp. Trust
0.474%, 06/25/36 (b)	6,000,000	4,737,090
0.779%, 06/25/33 (b)	1,271,152	1,085,116
0.959%, 03/25/34 (b)	2,355,050	2,184,344
Soundview Home Loan Trust
0.374%, 05/25/36 (b)	10,023,443	9,460,727

		106,210,881

Asset-Backed - Manufactured Housing—0.0%
Conseco Financial Corp.
6.220%, 03/01/30	52,954	55,999
Mid-State Trust
7.791%, 03/15/38	131,912	136,151

		192,150

Asset-Backed - Other—6.0%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.974%, 05/25/34 (b)	5,736,092	5,258,138
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.574%, 02/25/36 (b)	7,726,796	5,183,822
BlackRock Senior Income
0.527%, 04/20/19 (144A) (b)	1,942,491	1,925,611
Bridgeport CLO II, Ltd.
0.570%, 06/18/21 (144A) (b)	3,854,109	3,792,481
Carrington Mortgage Loan Trust
0.514%, 10/25/35 (b)	21,257	21,241
Celf Loan Partners IV plc
0.979%, 05/03/23 (GBP) (b)	14,186,515	20,756,734
Chapel B.V.
0.636%, 11/17/64 (EUR) (b)	2,826,356	3,013,102
CIFC Funding, Ltd.
1.587%, 01/19/23 (144A) (b)	4,887,099	4,879,670
Citigroup Mortgage Loan Trust, Inc.
0.254%, 07/25/45 (b)	468,946	327,282
0.434%, 10/25/36 (b)	13,054,577	12,602,314
Countrywide Asset-Backed Certificates
0.334%, 02/25/37 (b)	3,004,372	2,914,043
0.344%, 05/25/37 (b)	3,541,326	3,153,498
0.344%, 06/25/47 (b)	1,049,848	916,606
0.374%, 06/25/36 (b)	4,031,959	3,952,441
0.394%, 06/25/47 (b)	13,335,604	9,856,598

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates
0.754%, 12/25/35 (b)	3,500,000	3,281,506
5.089%, 10/25/46 (b)	16,701,546	15,641,549
5.478%, 04/25/47 (b)	13,571,495	11,702,578
CWABS Asset-Backed Certificates Trust
0.344%, 03/25/47 (b)	3,636,831	3,245,555
0.544%, 04/25/36 (b)	8,777,580	8,633,356
0.894%, 11/25/35 (b)	10,000,000	8,137,310
1.199%, 01/25/35 (b)	6,554,895	6,551,998
First Franklin Mortgage Loan Trust
0.334%, 12/25/36 (b)	8,568,207	5,341,137
0.554%, 10/25/35 (b)	10,381,533	9,656,549
1.619%, 10/25/34 (b)	5,362,296	4,464,841
GSAMP Trust
0.364%, 12/25/36 (b)	3,710,790	2,052,126
0.584%, 01/25/36 (b)	14,600,000	12,096,494
1.514%, 12/25/34 (b)	8,067,110	5,646,703
Harvest CLO V S.A.
0.266%, 04/05/24 (EUR) (b)	9,764,007	10,734,379
Hillmark Funding, Ltd.
0.583%, 05/21/21 (144A) (b)	15,269,425	14,973,671
Home Equity Loan Trust
0.424%, 04/25/37 (b)	15,900,000	10,030,451
Home Equity Mortgage Loan Asset-Backed Trust
0.444%, 03/25/36 (b)	6,571,689	6,403,828
LCM IX L.P.
1.486%, 07/14/22 (144A) (b)	9,679,929	9,633,011
Lehman XS Trust
0.364%, 02/25/37 (b)	14,471,467	8,074,963
0.994%, 10/25/35 (b)	5,999,682	5,584,798
Lockwood Grove CLO, Ltd.
1.665%, 01/25/24 (144A) (b)	14,900,000	14,899,628
Long Beach Mortgage Loan Trust
0.974%, 08/25/35 (b)	10,000,000	7,360,680
Morgan Stanley ABS Capital I, Inc. Trust
1.154%, 06/25/35 (b)	7,547,873	7,411,619
Mountain View Funding CLO, Ltd.
0.549%, 04/15/19 (144A) (b)	2,217,188	2,207,671
MSIM Peconic Bay, Ltd.
0.567%, 07/20/19 (144A) (b)	339,868	339,868
OneMain Financial Issuance Trust
3.190%, 03/18/26 (144A)	6,900,000	6,969,538
Park Place Securities, Inc.
0.684%, 09/25/35 (b)	5,000,000	4,030,035
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.244%, 10/25/34 (b)	5,800,000	4,921,439
1.994%, 12/25/34 (b)	4,636,570	4,027,542
Penta CLO S.A.
0.268%, 06/04/24 (EUR) (b)	1,571,334	1,731,411
Popular ABS Mortgage Pass-Through Trust
0.284%, 06/25/47 (b)	193,262	191,514
RAMP Trust
0.494%, 05/25/36 (b)	33,117,682	24,679,462
Residential Asset Securities Corp. Trust
0.354%, 11/25/36 (b)	11,717,706	9,999,797

MIST-294

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
RMAT LLC
4.090%, 07/27/20 (144A)	9,887,226	$9,893,494
Securitized Asset-Backed Receivables LLC Trust
0.444%, 05/25/36(b)	10,966,025	6,301,275
Small Business Administration Participation Certificates
5.500%, 10/01/18	9,619	10,000
6.220%, 12/01/28	4,497,520	5,152,918
Soundview Home Loan Trust
0.304%, 02/25/37 (b)	2,719,128	1,126,502
Specialty Underwriting & Residential Finance Trust
0.464%, 04/25/37 (b)	6,034,085	3,413,590
Structured Asset Investment Loan Trust
0.929%, 08/25/35 (b)	8,760,000	8,417,913
Structured Asset Securities Corp. Mortgage Loan Trust
0.354%, 03/25/36 (b)	5,135,075	4,920,886
1.094%, 08/25/37 (b)	1,055,906	996,376
Sunrise S.r.l.
0.467%, 08/27/31(EUR) (b)	1,224,486	1,366,793
United States Small Business Administration
5.471%, 03/10/18	809,428	874,873
Wells Fargo Home Equity Asset-Backed Securities Trust
0.674%, 12/25/35 (b)	20,861,000	17,292,517
Wood Street CLO B.V.
0.305%, 11/22/21 (EUR) (b)	1,909,535	2,127,195

		391,104,920

Asset-Backed - Student Loan—0.0%
SLM Private Education Loan Trust
2.857%, 12/16/19 (144A) (b)	440,333	442,051
SLM Student Loan Trust
0.425%, 01/25/19 (b)	1,696,438	1,676,408

		2,118,459

Total Asset-Backed Securities (Cost $547,073,937)		560,670,508

Foreign Government—8.3%

Provincial—1.5%
Province of Ontario Canada
1.600%, 09/21/16	300,000	302,802
1.650%, 09/27/19	7,000,000	6,994,673
3.000%, 07/16/18	4,300,000	4,505,949
3.150%, 06/02/22 (CAD)	9,300,000	7,495,891
4.000%, 06/02/21 (CAD)	31,100,000	26,183,194
4.200%, 03/08/18 (CAD)	1,100,000	888,300
4.200%, 06/02/20 (CAD)	10,800,000	9,089,562
4.300%, 03/08/17 (CAD)	1,000,000	786,961
4.400%, 06/02/19 (CAD)	6,300,000	5,255,838
4.400%, 04/14/20	2,700,000	3,009,849
5.500%, 06/02/18 (CAD)	2,600,000	2,175,038

Provincia—(Continued) l
Province of Quebec Canada
3.500%, 07/29/20	10,600,000	11,429,853
3.500%, 12/01/22 (CAD)	3,300,000	2,709,635
4.250%, 12/01/21 (CAD)	15,200,000	12,994,092
4.500%, 12/01/17 (CAD)	700,000	564,904
4.500%, 12/01/20 (CAD)	2,900,000	2,485,373

		96,871,914

Sovereign—6.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375%, 09/26/16 (144A)	2,600,000	2,583,750
4.125%, 09/15/17 (144A) (EUR)	2,700,000	2,748,501
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/16 (bRL)	573,200,000	139,697,999
Zero Coupon, 04/01/16 (bRL)	508,900,000	119,744,061
Export-Import Bank of Korea
4.000%, 01/29/21	2,500,000	2,691,578
5.125%, 06/29/20	2,500,000	2,798,195
Korea Housing Finance Corp.
4.125%, 12/15/15 (144A)	2,500,000	2,515,900
Mexican Bonos
6.500%, 06/09/22 (MXN)	205,200,000	12,588,551
7.750%, 05/29/31 (MXN)	14,800,000	972,692
8.000%, 06/11/20 (MXN)	430,300,000	28,391,339
8.000%, 12/07/23 (MXN)	1,000,000,000	66,660,731
10.000%, 12/05/24 (MXN)	118,000,000	8,891,780
Mexican Udibonos
4.000%, 11/15/40 (MXN) (e)	45,663,558	2,855,690
4.000%, 11/08/46 (MXN) (e)	625,484,545	39,323,360
4.500%, 11/22/35 (MXN) (e)	134,070,329	9,007,652

		441,471,779

Total Foreign Government (Cost $689,132,185)		538,343,693

Mortgage-Backed Securities—5.7%

Collateralized Mortgage Obligations—4.0%
Adjustable Rate Mortgage Trust
2.809%, 11/25/35 (b)	633,441	538,008
Aire Valley Mortgages plc
0.263%, 09/20/66 (EUR) (b)	4,222,172	4,483,989
Alternative Loan Trust
5.500%, 02/25/36	5,736,507	5,156,087
Alternative Loan Trust Resecuritization
2.562%, 03/25/47 (b)	6,151,996	5,736,533
American Home Mortgage Assets
1.119%, 11/25/46 (b)	4,136,848	2,124,201
American Home Mortgage Investment Trust
2.534%, 02/25/45 (b)	1,602,712	1,599,945
Arran Residential Mortgages Funding plc
1.376%, 05/16/47 (144A) (EUR) (b)	3,353,985	3,752,302
Banc of America Alternative Loan Trust
16.513%, 09/25/35 (b)	5,948,983	7,362,033
27.624%, 11/25/46 (b)	2,438,578	3,368,503

MIST-295

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust
2.693%, 02/20/36 (b)	4,955,334	$4,918,109
2.718%, 05/25/35 (b)	1,711,919	1,742,450
2.914%, 01/20/47 (b)	284,742	240,116
Banc of America Funding, Ltd.
0.459%, 10/03/39 (144A) (b)	12,261,652	12,179,047
BCAP LLC Trust
4.000%, 02/26/37 (144A) (b)	2,367,735	2,350,280
5.250%, 02/26/36 (144A)	6,760,379	6,050,499
5.250%, 08/26/37 (144A)	9,335,112	9,679,558
Bear Stearns Adjustable Rate Mortgage Trust
2.260%, 08/25/35 (b)	745,667	748,800
2.320%, 08/25/35 (b)	25,450	25,702
2.595%, 02/25/33 (b)	23,547	21,953
2.753%, 10/25/35 (b)	5,610,040	5,574,299
Bear Stearns ALT-A Trust
1.034%, 11/25/34 (b)	629,097	615,798
2.581%, 05/25/35 (b)	1,929,513	1,866,020
2.697%, 09/25/35 (b)	1,566,709	1,325,279
2.709%, 11/25/36 (b)	3,157,961	2,272,611
2.784%, 11/25/36 (b)	5,315,977	4,047,670
4.326%, 05/25/36 (b)	3,028,745	2,123,619
Bear Stearns Structured Products, Inc. Trust
2.543%, 01/26/36 (b)	1,661,239	1,367,369
2.641%, 12/26/46 (b)	1,159,145	878,053
Chase Mortgage Finance Trust
2.465%, 03/25/37 (b)	2,607,292	2,422,982
4.576%, 12/25/35 (b)	5,008,086	4,770,888
5.455%, 09/25/36 (b)	4,821,286	4,268,150
ChaseFlex Trust
0.494%, 07/25/37 (b)	7,204,679	6,172,076
Chevy Chase Funding LLC Mortgage-Backed Certificate
0.444%, 08/25/35 (144A) (b)	58,101	53,178
CHL Mortgage Pass-Through Trust
5.500%, 12/25/34	9,913,279	10,001,893
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	3,731,830	3,859,153
Citigroup Mortgage Loan Trust, Inc.
2.210%, 09/25/35 (b)	2,642,532	2,646,739
2.344%, 10/25/46 (b)	2,705,804	2,195,057
2.420%, 09/25/35 (b)	897,221	902,184
2.730%, 10/25/35 (b)	4,797,369	4,752,907
Countrywide Alternative Loan Trust
0.426%, 03/20/46 (b)	244,143	192,669
4.806%, 05/25/35 (b) (l)	2,993,009	282,184
Countrywide Home Loan Mortgage Pass-Through Trust
0.484%, 04/25/35 (b)	117,962	102,745
0.514%, 03/25/35 (b)	912,674	800,196
2.557%, 09/20/36 (b)	4,483,261	3,990,842
Countrywide Home Reperforming Loan REMIC Trust
0.534%, 06/25/35 (144A) (b)	2,839,321	2,507,174

Collateralized Mortgage Obligations—(Continued)
Credit Suisse First Boston Mortgage Securities Corp.
0.804%, 03/25/32 (144A) (b)	73,221	67,537
6.000%, 11/25/35	2,817,414	2,176,683
Deutsche Alt-A Securities Mortgage Loan Trust
0.384%, 08/25/47 (b)	7,159,967	5,953,713
Downey Savings & Loan Association Mortgage Loan Trust
2.486%, 07/19/44 (b)	730,182	727,052
First Horizon Alternative Mortgage Securities Trust
4.506%, 01/25/36 (b) (l)	44,278,214	5,492,890
First Horizon Mortgage Pass-Through Trust
2.726%, 08/25/35 (b)	404,647	359,692
Granite Mortgages plc
0.243%, 09/20/44 (EUR) (b)	91,891	102,268
0.361%, 01/20/44 (EUR) (b)	98,519	109,798
0.964%, 01/20/44 (GBP) (b)	158,475	239,180
0.966%, 09/20/44 (GBP) (b)	771,082	1,163,766
GreenPoint MTA Trust
0.634%, 06/25/45 (b)	79,254	69,698
GSR Mortgage Loan Trust
2.587%, 04/25/36 (b)	3,652,029	3,280,812
2.702%, 09/25/35 (b)	70,512	70,726
6.000%, 03/25/32	162	167
HarborView Mortgage Loan Trust
0.406%, 01/19/38 (b)	181,224	152,894
0.436%, 05/19/35 (b)	1,286,683	1,064,010
IndyMac ARM Trust
1.774%, 01/25/32 (b)	554	517
1.796%, 01/25/32 (b)	32,072	30,896
IndyMac INDX Mortgage Loan Trust
0.404%, 05/25/46 (b)	9,147,102	7,763,712
JPMorgan Mortgage Trust
2.522%, 07/25/35 (b)	3,153,050	3,119,019
5.750%, 01/25/36	516,699	454,472
MASTR Alternative Loan Trust
0.594%, 03/25/36 (b)	760,702	182,223
Merrill Lynch Mortgage Investors Trust
0.444%, 11/25/35 (b)	113,432	105,997
0.574%, 08/25/35 (b)	7,887,694	7,139,570
1.197%, 10/25/35 (b)	206,532	195,647
Morgan Stanley Re-REMIC Trust
0.535%, 03/26/37 (144A) (b)	4,960,352	3,594,625
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976%, 05/25/35	1,916,063	1,734,359
RBSSP Resecuritization Trust
0.439%, 06/27/36 (144A) (b)	8,300,000	6,609,498
Residential Accredit Loans, Inc. Trust
0.374%, 06/25/46 (b)	1,790,764	775,326
0.594%, 03/25/33 (b)	108,123	107,091
0.634%, 06/25/34 (b)	2,030,756	1,992,982
6.000%, 12/25/35	11,978,994	10,462,046
Residential Asset Securitization Trust
0.594%, 05/25/33 (b)	51,674	51,510
6.000%, 06/25/36	4,740,504	3,403,056

MIST-296

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RFMSI Trust
0.544%, 06/25/18 (b)	1,565	$1,511
Sequoia Mortgage Trust
0.566%, 07/20/33 (b)	337,897	317,613
0.856%, 04/19/27 (b)	1,320,096	1,235,382
Structured Adjustable Rate Mortgage Loan Trust
2.431%, 01/25/35 (b)	2,550,582	2,418,118
2.459%, 04/25/35 (b)	9,272,939	8,943,221
2.569%, 08/25/35 (b)	203,318	190,029
Structured Asset Mortgage Investments II Trust
0.424%, 05/25/45 (b)	1,202,461	1,055,439
0.466%, 07/19/35 (b)	1,162,943	1,096,944
Structured Asset Securities Corp. Trust
2.661%, 10/28/35 (144A) (b)	6,158	6,119
WaMu Mortgage Pass-Through Certificates Trust
1.583%, 08/25/42 (b)	87,514	82,895
1.599%, 06/25/42 (b)	180,545	174,239
Wells Fargo Mortgage-Backed Securities Trust
2.609%, 09/25/33 (b)	777,235	774,342
2.651%, 03/25/36 (b)	15,552,264	15,062,175
2.695%, 07/25/36 (b)	9,200,586	9,077,657
2.706%, 04/25/36 (b)	1,418,990	1,384,650
2.713%, 10/25/36 (b)	3,087,042	2,928,368
5.705%, 04/25/36 (b)	535,725	113,669
5.750%, 03/25/36	5,655,606	5,769,905

		261,455,558

Commercial Mortgage-Backed Securities—1.7%
Banc of America Commercial Mortgage Trust
5.451%, 01/15/49	7,416,921	7,743,228
Bear Stearns Commercial Mortgage Securities Trust
5.331%, 02/11/44	336,792	351,488
5.700%, 06/11/50	5,300,000	5,592,910
Credit Suisse Commercial Mortgage Trust
5.297%, 12/15/39	4,471,145	4,621,071
5.383%, 02/15/40	700,056	725,224
5.467%, 09/15/39	17,740,153	18,119,562
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	6,512,319	6,760,061
JPMorgan Chase Commercial Mortgage Securities Trust
5.420%, 01/15/49	372,429	386,549
LB-UBS Commercial Mortgage Trust
5.866%, 09/15/45 (b)	11,349,916	12,223,621
ML-CFC Commercial Mortgage Trust
5.485%, 03/12/51 (b)	2,200,000	2,296,633
6.073%, 08/12/49(b)	7,400,000	7,849,498
Morgan Stanley Capital I Trust
1.356%, 08/14/31 (144A) (b)	25,500,000	25,388,310
Morgan Stanley Re-REMIC Trust
5.989%, 08/12/45 (144A) (b)	770,138	808,607
Wachovia Bank Commercial Mortgage Trust
5.901%, 06/15/49 (b)	16,700,000	17,504,823
		110,371,585

Total Mortgage-Backed Securities (Cost $365,551,287)		371,827,143

Municipals—4.0%
Security Description	Principal Amount*	Value
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable
8.084%, 02/15/50	6,900,000	10,036,050
Bay Area Toll Bridge Authority, Build America Bonds
7.043%, 04/01/50	10,400,000	14,323,608
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, 05/15/49	2,500,000	3,019,175
California State General Obligation Unlimited, Build America Bonds
7.625%, 03/01/40	16,600,000	23,819,008
7.950%, 03/01/36	5,700,000	6,832,362
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects
7.804%, 03/01/35	3,100,000	4,103,191
California State University Revenue, Build America Bonds
6.484%, 11/01/41	4,400,000	5,503,828
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, 07/01/40	7,800,000	9,592,596
Chicago Transit Authority Transfer Tax Receipts Revenue
6.300%, 12/01/21	360,000	376,186
6.899%, 12/01/40	14,500,000	16,244,130
City of Chicago, IL General Obligation Unlimited
7.750%, 01/01/42	11,400,000	11,414,706
Clark County NV, Airport Revenue
6.820%, 07/01/45	4,800,000	6,572,832
East Baton Rouge Sewer Commission, Build America Bonds
6.087%, 02/01/45	15,000,000	16,743,150
Irvine Ranch CA, Water District, Build America Bonds, Taxable
6.622%, 05/01/40	21,700,000	28,216,076
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, 06/01/39	2,300,000	2,768,855
Los Angeles Department of Water & Power Revenue, Build America Bonds
6.166%, 07/01/40	18,190,000	20,483,941
Los Angeles, Unified School District, Build America Bonds
6.758%, 07/01/34	1,100,000	1,451,802
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority
6.089%, 11/15/40	200,000	253,920
Newport Beach CA, Certificates of Participation, Build America Bonds
7.168%, 07/01/40	31,650,000	40,468,006

MIST-297

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Pennsylvania Economic Development Financing Authority, Build America Bonds
6.532%, 06/15/39	1,000,000	$1,141,070
Port Authority of New York & New Jersey, One Hundred Sixtieth
5.647%, 11/01/40	3,000,000	3,571,470
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit
7.242%, 01/01/41	1,800,000	2,093,220
Regents of the University of California, Medical Center Pooled Revenue, Build America Bonds
6.548%, 05/15/48	3,400,000	4,379,982
State of California General Obligation Unlimited, Build America Bonds
7.500%, 04/01/34	2,900,000	4,063,161
7.550%, 04/01/39	2,900,000	4,177,160
7.600%, 11/01/40	1,900,000	2,780,631
State of Georgia
6.655%, 04/01/57	1,300,000	1,526,733
State of Texas Transportation Commission Revenue, Build America Bonds
5.178%, 04/01/30	2,300,000	2,631,522
State of Wisconsin, General Fund Annual Appropriation Revenue
5.050%, 05/01/18	2,900,000	3,166,626
Tobacco Settlement Financing Authority
7.467%, 06/01/47	7,235,000	6,305,158

Total Municipals (Cost $217,970,536)		258,060,155

Convertible Preferred Stock—0.7%

Banks—0.7%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $25,992,734)	36,950	43,157,600

Convertible Bond—0.7%

Banks—0.7%
LBG Capital No. 2 plc
15.000%, 12/21/19 (GBP) (Cost $49,775,786)	20,300,000	43,023,048

Floating Rate Loans (m)—0.6%

Auto Manufacturers—0.3%
Chrysler Group LLC
Term Loan B, 3.500%, 05/24/17	16,070,810	16,044,823

Healthcare-Services—0.3%
HCA, Inc.
Term Loan B5, 2.944%, 03/31/17	22,019,144	22,025,199

Lodging—0.0%
MGM Resorts International
Term Loan A, 2.944%, 12/20/17	1,974,619	1,964,252

Total Floating Rate Loans (Cost $40,093,590)		40,034,274

Preferred Stock—0.4%

Banks—0.4%
GMAC Capital Trust I, 8.125% (b) (Cost $28,270,000)	1,130,800	28,869,324

Purchased Options—0.1%

Interest Rate Swaptions—0.1%
Call - OTC - 1-Year Interest Rate Swap, Exercise Rate 0.800%, Expires 01/19/16 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	249,500,000	517,638
Call - OTC - 10-Year Interest Rate Swap, Exercise Rate 1.750%, Expires 01/29/16 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	42,200,000	237,177
Call - OTC - 2-Year Interest Rate Swap, Exercise Rate 2.100%, Expires 01/30/18 (Counterparty - JPMorgan Chase Bank N.A.) (k)	83,600,000	1,149,659
Call - OTC - 5-Year Interest Rate Swap, Exercise Rate 1.500%, Expires 01/29/16 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	42,200,000	331,215
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.580%, Expires 05/12/16 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	34,200,000	341,904
Put - OTC - 10-Year Interest Rate Swap, Exercise Rate 2.580%, Expires 05/23/16 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	79,800,000	846,486
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.905%, Expires 08/20/18 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	10,200,000	957,315
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.930%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (k)	11,900,000	1,089,644
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 2.940%, Expires 08/20/18 (Counterparty - Goldman Sachs Bank USA) (k)	10,400,000	943,135
Put - OTC - 30-Year Interest Rate Swap, Exercise Rate 3.020%, Expires 08/21/17 (Counterparty - Morgan Stanley Capital Services, LLC) (k)	22,600,000	1,408,161

		7,822,334

MIST-298

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Purchased Options—(Continued)

Security Description	Principal Amount*/ Notional Amount*	Value

Options on Exchange-Traded Futures Contracts—0.0%
Put - U.S. Treasury Note 10-Year Futures @107.00, Expires 11/20/15	577	$9,016
Put - U.S. Treasury Note 10-Year Futures @107.50, Expires 11/20/15	1,523	23,797
Put - U.S. Treasury Note 10-Year Futures @109.50, Expires 11/20/15	2,500	39,062
Put - U.S. Treasury Note 5-Year Futures @109.50, Expires 11/20/15	3,330	26,017
Put - U.S. Treasury Note 5-Year Futures @109.75, Expires 11/20/15	5	39
Put - U.S. Treasury Note 5-Year Futures @110.00, Expires 11/20/15	1,248	9,751
Put - U.S. Treasury Note 5-Year Futures @110.25, Expires 11/20/15	90	703
Put - U.S. Treasury Note 5-Year Futures @110.50, Expires 11/20/15	465	3,633
Put - U.S. Treasury Note 5-Year Futures @110.75, Expires 11/20/15	3,582	27,986
Put - U.S. Treasury Note 5-Year Futures @111.00, Expires 11/20/15	537	4,196

		144,200

Total Purchased Options (Cost $10,943,167)		7,966,534

Short-Term Investments—1.1%

Commercial Paper—0.1%
Entergy Corp.
0.950%, 11/04/15	6,100,000	6,094,527

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $772,260 on 10/01/15, collateralized by $775,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $788,563.	772,260	772,260

U.S. Treasury—0.0%
U.S. Treasury Bill
0.165%, 01/21/16 (d) (n)	681,000	680,652

Foreign Government—1.0%
Japan Treasury Bill
0.000%, 12/28/15 (JPY)	7,960,000,000	66,356,336

Total Short-Term Investments (Cost $73,875,489)		73,903,775

Total Investments—143.8% (Cost $9,426,001,278) (o)		9,325,768,928
Other assets and liabilities (net)—(43.8)%		(2,841,797,530)

Net Assets—100.0%		$6,483,971,398

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of this security has been purchased in a Treasury Roll Transaction.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $110,056,728.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $33,163,506.
(g)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2015, the market value of securities pledged was $2,027,075.
(h)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(i)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $34,013,907, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.1% of net assets.
(k)	Illiquid security. As of September 30, 2015, these securities represent 0.2% of net assets.
(l)	Interest only security.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	The rate shown represents current yield to maturity.
(o)

As of September 30, 2015, the aggregate cost of investments was $9,426,001,278. The aggregate unrealized appreciation and depreciation of investments were $193,899,654 and $(294,132,004), respectively, resulting in net unrealized depreciation of $(100,232,350).

MIST-299

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $540,839,734, which is 8.3% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P.	07/02/14	$3,836,877	$3,906,877	$3,507,740
IPALCO Enterprises, Inc.	06/25/15	6,500,000	6,495,611	6,288,750
Lloyds Bank plc	12/16/09	5,700,000	5,700,000	8,037,000
Societe Generale S.A.	04/14/15	10,900,000	10,736,213	10,331,358
SteelRiver Transmission Co. LLC	11/22/10	5,638,647	5,638,659	5,849,059

				$34,013,907

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	9,874,000	Citibank N.A.	11/12/15	$6,939,626	$(24,339)
AUD	23,166,000	Citibank N.A.	11/12/15	16,679,172	(454,792)
AUD	13,442,000	Goldman Sachs Bank USA	11/12/15	9,565,065	(150,918)
AUD	31,000,000	Goldman Sachs Bank USA	11/12/15	22,125,193	(414,246)
BRL	178,907,671	BNP Paribas S.A.	10/02/15	45,032,009	95,414
BRL	96,800,000	Barclays Bank plc	10/02/15	24,365,073	51,625
BRL	35,100,000	Citibank N.A.	10/02/15	8,834,856	18,719
BRL	8,980,160	Credit Suisse International	10/02/15	2,240,000	25,143
BRL	27,990,976	Credit Suisse International	10/02/15	7,072,000	(11,595)
BRL	80,575,464	Credit Suisse International	10/02/15	20,597,000	(272,756)
BRL	231,589,600	Credit Suisse International	10/02/15	58,292,330	123,510
BRL	21,187,110	Deutsche Bank AG	10/02/15	5,145,000	199,207
BRL	30,667,800	Deutsche Bank AG	10/02/15	7,900,000	(164,397)
BRL	35,784,375	Deutsche Bank AG	10/02/15	8,675,000	351,201
BRL	47,703,008	Deutsche Bank AG	10/02/15	11,634,880	397,661
BRL	68,000,000	Deutsche Bank AG	10/02/15	21,105,238	(3,953,012)
BRL	91,288,174	Deutsche Bank AG	10/02/15	21,599,000	1,427,403
BRL	287,523,919	Deutsche Bank AG	10/02/15	71,773,320	751,316
BRL	29,012,390	Goldman Sachs Bank USA	10/02/15	7,226,000	92,045
BRL	29,592,697	Goldman Sachs Bank USA	10/02/15	7,448,639	15,782
BRL	1,922,370	JPMorgan Chase Bank N.A.	10/02/15	461,000	23,896
BRL	14,636,194	JPMorgan Chase Bank N.A.	10/02/15	3,991,000	(299,187)
BRL	27,900,000	JPMorgan Chase Bank N.A.	10/02/15	8,494,702	(1,457,245)
BRL	29,300,000	JPMorgan Chase Bank N.A.	10/02/15	9,110,696	(1,720,105)
BRL	42,600,000	JPMorgan Chase Bank N.A.	10/02/15	12,970,406	(2,225,040)
BRL	100,300,000	JPMorgan Chase Bank N.A.	10/02/15	31,158,745	(5,859,212)
BRL	336,800,000	JPMorgan Chase Bank N.A.	10/02/15	98,919,173	(13,965,206)
BRL	25,551,550	UBS AG, Stamford	10/02/15	6,157,000	288,088
BRL	98,948,450	UBS AG, Stamford	10/02/15	24,905,850	52,771
BRL	21,436,128	Deutsche Bank AG	11/04/15	5,145,000	202,758
BRL	96,978,172	Deutsche Bank AG	11/04/15	24,246,361	(52,823)
BRL	3,798,695	JPMorgan Chase Bank N.A.	01/03/18	1,103,470	(339,425)
CAD	100,076,439	Citibank N.A.	10/02/15	74,851,487	139,742
CAD	4,333,000	JPMorgan Chase Bank N.A.	11/12/15	3,286,860	(40,605)
CNY	43,175,640	UBS AG, Stamford	10/14/15	6,790,758	(2,979)

MIST-300

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CNY	275,150,168	BNP Paribas S.A.	11/16/15	$42,497,516	$651,957
DKK	22,080,000	Citibank N.A.	11/12/15	3,240,578	69,216
EUR	965,000	Citibank N.A.	10/02/15	1,094,029	(15,738)
EUR	7,825,000	Goldman Sachs Bank USA	10/02/15	8,722,951	20,701
EUR	9,908,000	Goldman Sachs Bank USA	10/02/15	11,178,516	(107,321)
EUR	10,732,000	Goldman Sachs Bank USA	10/02/15	12,134,757	(142,825)
EUR	17,841,000	Goldman Sachs Bank USA	10/02/15	19,984,623	(49,097)
EUR	60,571,000	Goldman Sachs Bank USA	10/02/15	68,540,448	(858,437)
EUR	143,635,208	Goldman Sachs Bank USA	10/02/15	161,339,023	(841,101)
EUR	1,117,000	JPMorgan Chase Bank N.A.	10/02/15	1,250,307	(2,172)
EUR	10,955,000	JPMorgan Chase Bank N.A.	10/02/15	12,311,980	(70,868)
EUR	11,775,000	JPMorgan Chase Bank N.A.	10/02/15	13,233,479	(76,098)
EUR	74,232,000	JPMorgan Chase Bank N.A.	10/02/15	83,637,402	(690,596)
EUR	22,099,000	JPMorgan Chase Bank N.A.	11/03/15	24,792,329	(87,019)
EUR	17,056,000	Deutsche Bank AG	06/13/16	23,052,890	(3,891,129)
ILS	20,516,306	Citibank N.A.	10/15/15	5,384,151	(153,925)
ILS	569,374,241	Deutsche Bank AG	10/15/15	144,694,852	455,832
ILS	15,928,000	Goldman Sachs Bank USA	10/15/15	4,187,392	(126,864)
ILS	6,417,000	Barclays Bank plc	11/30/15	1,663,383	(26,410)
ILS	6,485,000	Citibank N.A.	11/30/15	1,683,454	(29,134)
ILS	14,539,000	Citibank N.A.	11/30/15	3,713,006	(4,116)
ILS	18,942,240	Citibank N.A.	11/30/15	4,974,720	(142,566)
ILS	30,502,000	Citibank N.A.	11/30/15	7,847,789	(66,747)
ILS	56,003,000	Citibank N.A.	11/30/15	14,299,977	(13,646)
ILS	66,446,183	Citibank N.A.	11/30/15	17,167,782	(217,401)
ILS	16,591,000	Deutsche Bank AG	11/30/15	4,282,543	(50,189)
ILS	53,295,000	JPMorgan Chase Bank N.A.	11/30/15	13,745,000	(149,478)
INR	2,021,525,424	JPMorgan Chase Bank N.A.	10/20/15	31,448,746	(735,202)
INR	2,467,881,932	Citibank N.A.	11/18/15	37,938,231	(638,403)
JPY	922,800,000	Goldman Sachs Bank USA	11/12/15	7,397,396	298,634
JPY	981,100,000	Goldman Sachs Bank USA	11/12/15	7,993,637	188,607
JPY	1,332,900,000	Goldman Sachs Bank USA	11/12/15	11,013,711	102,498
JPY	1,416,700,000	Goldman Sachs Bank USA	11/12/15	11,424,104	390,987
JPY	1,669,400,000	Goldman Sachs Bank USA	11/12/15	13,865,717	56,858
JPY	3,692,800,000	Goldman Sachs Bank USA	11/12/15	30,717,172	80,290
JPY	11,887,300,000	Goldman Sachs Bank USA	11/12/15	98,666,963	471,543
JPY	3,760,100,000	UBS AG, Stamford	11/12/15	31,323,647	35,088
KRW	11,682,860,139	Citibank N.A.	10/20/15	9,940,575	(90,582)
KRW	30,157,969,200	Deutsche Bank AG	10/20/15	25,396,185	30,448
KRW	4,668,118,000	Goldman Sachs Bank USA	10/20/15	3,946,000	(10,240)
MXN	107,370,000	Citibank N.A.	12/18/15	6,241,027	71,822
MXN	10,239,765	Deutsche Bank AG	12/18/15	589,000	13,050
MXN	217,814,765	JPMorgan Chase Bank N.A.	12/18/15	12,635,000	171,479
MXN	12,555,580	UBS AG, Stamford	12/18/15	722,000	16,209
MXN	20,316,000	UBS AG, Stamford	12/18/15	1,210,547	(16,062)
MXN	232,913,749	UBS AG, Stamford	12/18/15	13,726,000	(31,772)
MXN	514,923,000	UBS AG, Stamford	12/18/15	30,154,779	120,260
MYR	29,839,329	Citibank N.A.	10/20/15	7,254,000	(474,337)
MYR	85,811,133	Deutsche Bank AG	10/20/15	20,233,703	(736,933)
MYR	14,042,154	JPMorgan Chase Bank N.A.	10/20/15	3,248,994	(58,538)
PHP	325,955,000	UBS AG, Stamford	10/05/15	6,950,000	21,873
PHP	36,254,800	Barclays Bank plc	10/20/15	778,000	(3,300)
PHP	325,955,000	UBS AG, Stamford	01/21/16	6,910,218	16,901
RUB	528,590,910	Deutsche Bank AG	10/07/15	8,315,100	(236,420)
RUB	449,270,960	Societe Generale Paris	10/07/15	6,745,000	121,399
RUB	283,871,365	Societe Generale Paris	10/19/15	4,318,000	4,196
RUB	368,922,326	Societe Generale Paris	10/19/15	5,539,000	78,173

MIST-301

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
RUB	861,018,010	Societe Generale Paris	10/19/15	$13,006,000	$103,770
RUB	333,375,910	Societe Generale Paris	10/29/15	5,035,000	24,992
RUB	483,126,580	Credit Suisse International	11/18/15	7,189,651	97,598
RUB	679,279,490	Societe Generale Paris	11/18/15	10,201,000	44,925
RUB	1,229,940,335	Societe Generale Paris	11/18/15	18,129,081	422,747
SGD	5,652,000	Barclays Bank plc	10/09/15	3,983,789	(12,847)
SGD	357,000	Citibank N.A.	10/09/15	249,128	1,691
SGD	14,957,000	JPMorgan Chase Bank N.A.	10/09/15	10,499,802	8,579
THB	30,798,880	Barclays Bank plc	10/08/15	856,000	(7,619)
THB	57,052,650	Goldman Sachs Bank USA	10/08/15	1,587,000	(15,438)
THB	87,851,530	Goldman Sachs Bank USA	10/20/15	2,416,159	2,724
THB	305,305,520	JPMorgan Chase Bank N.A.	10/20/15	8,476,000	(69,792)
THB	339,422,320	JPMorgan Chase Bank N.A.	10/20/15	9,350,477	(4,905)
TWD	199,149,160	Barclays Bank plc	10/20/15	6,139,000	(90,669)
TWD	260,574,780	Goldman Sachs Bank USA	10/20/15	7,988,191	(74,311)
TWD	170,543,230	JPMorgan Chase Bank N.A.	12/04/15	5,258,000	(77,045)

Contracts to Deliver
AUD	20,259,000	Citibank N.A.	11/12/15	14,374,151	185,697
AUD	41,894,000	Goldman Sachs Bank USA	11/12/15	29,967,792	627,198
AUD	8,430,000	Goldman Sachs Bank USA	11/12/15	5,991,896	87,920
AUD	6,766,000	Goldman Sachs Bank USA	11/12/15	4,890,808	152,219
BRL	44,276,876	BNP Paribas S.A.	10/02/15	10,986,000	(182,338)
BRL	30,620,400	BNP Paribas S.A.	10/02/15	7,900,000	176,353
BRL	20,405,167	BNP Paribas S.A.	10/02/15	5,667,000	520,029
BRL	19,000,000	BNP Paribas S.A.	10/02/15	7,585,860	2,793,326
BRL	15,929,469	BNP Paribas S.A.	10/02/15	4,122,000	103,973
BRL	14,323,006	BNP Paribas S.A.	10/02/15	3,603,000	(9,815)
BRL	13,765,339	BNP Paribas S.A.	10/02/15	3,469,000	(3,150)
BRL	11,000,000	BNP Paribas S.A.	10/02/15	4,385,965	1,611,340
BRL	9,587,414	BNP Paribas S.A.	10/02/15	2,524,000	105,684
BRL	96,800,000	Barclays Bank plc	10/02/15	34,265,487	9,848,789
BRL	35,100,000	Citibank N.A.	10/02/15	12,402,827	3,549,251
BRL	318,500,000	Credit Suisse International	10/02/15	93,077,490	12,739,490
BRL	30,636,200	Credit Suisse International	10/02/15	7,900,000	172,367
BRL	184,420,629	Deutsche Bank AG	10/02/15	46,419,650	(98,354)
BRL	96,978,172	Deutsche Bank AG	10/02/15	24,501,812	40,172
BRL	34,792,848	Deutsche Bank AG	10/02/15	9,288,000	511,900
BRL	27,897,552	Deutsche Bank AG	10/02/15	7,248,000	211,160
BRL	24,465,783	Deutsche Bank AG	10/02/15	5,937,000	(234,215)
BRL	23,761,760	Deutsche Bank AG	10/02/15	5,870,000	(123,634)
BRL	21,187,110	Deutsche Bank AG	10/02/15	5,145,000	(199,207)
BRL	20,808,830	Deutsche Bank AG	10/02/15	5,032,000	(216,790)
BRL	17,342,080	Deutsche Bank AG	10/02/15	4,424,000	49,658
BRL	16,450,180	Deutsche Bank AG	10/02/15	4,280,000	130,629
BRL	15,765,705	Deutsche Bank AG	10/02/15	4,082,000	105,280
BRL	14,760,960	Deutsche Bank AG	10/02/15	3,840,000	116,716
BRL	14,359,493	Deutsche Bank AG	10/02/15	3,703,000	80,981
BRL	14,214,510	Deutsche Bank AG	10/02/15	3,673,000	87,552
BRL	12,200,476	Deutsche Bank AG	10/02/15	3,188,000	110,569
BRL	11,150,010	Deutsche Bank AG	10/02/15	2,748,000	(64,463)
BRL	10,908,420	Deutsche Bank AG	10/02/15	2,810,000	58,475
BRL	8,960,672	Deutsche Bank AG	10/02/15	2,240,000	(20,228)
BRL	8,373,215	Deutsche Bank AG	10/02/15	2,209,000	96,952
BRL	3,348,251	Deutsche Bank AG	10/02/15	837,000	(7,558)
BRL	7,730	Deutsche Bank AG	10/02/15	2,000	50

MIST-302

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	26,589,492	Goldman Sachs Bank USA	10/02/15	$6,876,000	$169,103
BRL	20,374,640	Goldman Sachs Bank USA	10/02/15	5,480,000	340,729
BRL	6,394,304	Goldman Sachs Bank USA	10/02/15	1,568,000	(44,890)
BRL	3,521,498	Goldman Sachs Bank USA	10/02/15	902,000	13,742
BRL	1,725,153	Goldman Sachs Bank USA	10/02/15	475,000	39,850
BRL	486,517,788	JPMorgan Chase Bank N.A.	10/02/15	122,459,107	(259,467)
BRL	66,940,776	JPMorgan Chase Bank N.A.	10/02/15	18,593,885	1,708,836
BRL	98,000,000	UBS AG, Stamford	10/02/15	39,341,630	14,622,245
BRL	22,600,000	UBS AG, Stamford	10/02/15	8,192,858	2,492,266
BRL	3,900,000	UBS AG, Stamford	10/02/15	1,396,848	413,118
BRL	18,926,406	BNP Paribas S.A.	11/04/15	4,668,000	(53,647)
BRL	43,696,288	Credit Suisse International	11/04/15	10,832,000	(69,090)
BRL	287,523,919	Deutsche Bank AG	11/04/15	71,046,187	(683,573)
BRL	47,703,008	Deutsche Bank AG	11/04/15	11,499,134	(401,529)
BRL	28,858,980	UBS AG, Stamford	11/04/15	7,251,000	51,433
BRL	355,900,000	JPMorgan Chase Bank N.A.	01/05/16	123,084,904	36,146,274
BRL	217,300,000	JPMorgan Chase Bank N.A.	01/05/16	72,946,390	19,864,725
BRL	439,900,000	Citibank N.A.	04/04/16	129,097,579	24,608,268
BRL	69,000,000	Citibank N.A.	04/04/16	20,372,011	3,982,462
BRL	85,642,326	Credit Suisse International	04/04/16	20,597,000	254,405
BRL	75,000,000	UBS AG, Stamford	07/05/17	26,417,753	10,568,375
BRL	3,798,695	BNP Paribas S.A.	01/03/18	1,111,054	347,009
CAD	100,076,439	Goldman Sachs Bank USA	10/02/15	75,489,358	498,129
CAD	100,076,439	Citibank N.A.	11/03/15	74,837,774	(141,809)
CAD	661,000	Citibank N.A.	11/12/15	504,767	9,550
CHF	1,072,000	Deutsche Bank AG	11/12/15	1,093,047	(8,421)
CNY	43,175,640	UBS AG, Stamford	10/14/15	6,522,000	(265,780)
CNY	37,398,304	Credit Suisse International	11/16/15	5,768,673	(96,187)
CNY	43,175,640	UBS AG, Stamford	11/16/15	6,768,403	(2,468)
CNY	196,801,735	BNP Paribas S.A.	01/29/16	30,064,426	(640,723)
CNY	74,183,863	BNP Paribas S.A.	09/14/16	11,275,000	(187,433)
CNY	77,233,711	UBS AG, Stamford	09/14/16	11,743,000	(190,677)
CNY	149,800,752	JPMorgan Chase Bank N.A.	09/30/16	22,832,000	(300,768)
CNY	61,149,914	JPMorgan Chase Bank N.A.	10/11/16	9,353,000	(85,430)
CNY	289,629,936	UBS AG, Stamford	10/11/16	44,124,000	(580,099)
EUR	35,739,000	Citibank N.A.	10/02/15	39,909,555	(25,188)
EUR	10,950,000	Citibank N.A.	10/02/15	12,231,153	(4,372)
EUR	232,377,208	Goldman Sachs Bank USA	10/02/15	262,229,872	2,571,675
EUR	18,674,000	Goldman Sachs Bank USA	10/02/15	21,337,161	470,841
EUR	13,074,000	Goldman Sachs Bank USA	10/02/15	14,759,579	150,696
EUR	14,381,000	JPMorgan Chase Bank N.A.	10/02/15	16,118,476	49,153
EUR	13,453,000	JPMorgan Chase Bank N.A.	10/02/15	15,485,241	452,864
EUR	10,908,000	JPMorgan Chase Bank N.A.	10/02/15	12,147,341	(41,254)
EUR	143,635,208	Goldman Sachs Bank USA	11/03/15	161,414,791	839,546
EUR	22,521,000	Goldman Sachs Bank USA	11/03/15	25,246,210	69,130
EUR	3,150,000	Deutsche Bank AG	02/01/16	4,238,955	711,032
EUR	37,241,000	Deutsche Bank AG	06/13/16	50,990,377	9,151,546
EUR	28,951,000	Barclays Bank plc	06/27/16	39,809,073	7,272,353
GBP	3,404,000	Citibank N.A.	10/02/15	5,371,691	222,292
GBP	60,446,000	Goldman Sachs Bank USA	10/02/15	93,149,595	1,709,942
GBP	63,850,000	Societe Generale Paris	11/03/15	96,807,812	233,339
ILS	564,007,878	Citibank N.A.	10/15/15	149,485,258	5,702,622
ILS	41,810,669	Goldman Sachs Bank USA	10/15/15	10,614,000	(44,802)
ILS	569,374,241	Deutsche Bank AG	12/17/15	144,831,033	(461,099)
INR	136,209,670	Barclays Bank plc	10/20/15	2,036,019	(33,449)
INR	314,918,850	JPMorgan Chase Bank N.A.	10/20/15	4,765,000	(19,641)
INR	555,283,080	Deutsche Bank AG	11/18/15	8,368,368	(24,239)

MIST-303

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
INR	3,467,942,705	JPMorgan Chase Bank N.A.	11/18/15	$53,316,054	$901,201
JPY	32,335,176,028	Credit Suisse International	10/02/15	269,000,034	(538,381)
JPY	7,938,874,400	Credit Suisse International	10/26/15	66,100,000	(95,371)
JPY	32,335,176,028	Citibank N.A.	11/04/15	269,431,734	(212,960)
JPY	6,472,700,000	Citibank N.A.	11/12/15	53,987,296	5,837
JPY	3,716,500,000	Citibank N.A.	11/12/15	30,904,389	(90,728)
JPY	910,200,000	Citibank N.A.	11/12/15	7,586,321	(4,626)
JPY	877,800,000	Citibank N.A.	11/12/15	7,328,306	7,571
JPY	365,200,000	Citibank N.A.	11/12/15	2,949,959	(95,761)
JPY	5,648,300,000	Goldman Sachs Bank USA	11/12/15	46,802,591	(303,482)
JPY	3,716,100,000	Goldman Sachs Bank USA	11/12/15	29,909,646	(1,082,136)
JPY	850,400,000	Goldman Sachs Bank USA	11/12/15	6,827,509	(264,715)
JPY	837,000,000	Goldman Sachs Bank USA	11/12/15	6,721,743	(258,726)
JPY	725,100,000	Goldman Sachs Bank USA	11/12/15	6,007,443	(39,795)
JPY	12,100,000	Goldman Sachs Bank USA	11/12/15	100,166	(747)
JPY	329,100,000	JPMorgan Chase Bank N.A.	11/12/15	2,716,233	(28,418)
JPY	990,200,000	UBS AG, Stamford	11/12/15	8,247,618	(10,518)
JPY	979,400,000	UBS AG, Stamford	11/12/15	8,203,470	35,404
KRW	14,413,122,159	Citibank N.A.	10/20/15	12,263,669	111,751
KRW	14,537,992,400	Credit Suisse International	10/20/15	12,186,079	(71,118)
KRW	9,584,383,000	Goldman Sachs Bank USA	10/20/15	7,980,336	(100,400)
KRW	25,375,744,500	JPMorgan Chase Bank N.A.	10/20/15	21,573,978	179,311
MXN	191,117,400	Deutsche Bank AG	12/18/15	11,152,000	(84,800)
MXN	182,386,976	Deutsche Bank AG	12/18/15	10,811,000	87,508
MXN	142,154,130	Deutsche Bank AG	12/18/15	8,281,000	(76,991)
MXN	3,019,135,036	Goldman Sachs Bank USA	12/18/15	178,573,078	1,062,206
MXN	282,024,646	Goldman Sachs Bank USA	12/18/15	16,904,000	322,284
MXN	107,740,652	UBS AG, Stamford	12/18/15	6,268,000	(66,641)
MYR	7,316,743	Citibank N.A.	10/20/15	1,834,000	171,595
MYR	17,530,744	Credit Suisse International	10/20/15	4,152,237	169,154
MYR	9,470,053	Deutsche Bank AG	10/20/15	2,232,976	81,327
MYR	12,484,549	Goldman Sachs Bank USA	10/20/15	2,989,595	153,036
MYR	46,718,537	JPMorgan Chase Bank N.A.	10/20/15	11,265,623	650,909
MYR	70,708,598	UBS AG, Stamford	10/20/15	17,204,038	1,138,649
PHP	325,955,000	UBS AG, Stamford	10/05/15	6,964,850	(7,023)
PHP	556,129,260	Citibank N.A.	10/20/15	11,906,000	22,515
RUB	494,735,290	Barclays Bank plc	10/07/15	7,589,420	28,170
RUB	483,126,580	Credit Suisse International	10/07/15	7,284,780	(99,050)
RUB	1,229,940,335	Societe Generale Paris	10/19/15	18,302,684	(424,259)
SGD	4,863,000	Barclays Bank plc	10/09/15	3,451,139	34,527
SGD	16,103,000	JPMorgan Chase Bank N.A.	10/09/15	11,505,430	191,900
SGD	357,000	Citibank N.A.	12/10/15	248,408	(1,888)
THB	87,851,530	Goldman Sachs Bank USA	10/08/15	2,419,486	(457)
THB	138,989,340	Deutsche Bank AG	10/20/15	3,860,815	33,916
THB	295,502,850	JPMorgan Chase Bank N.A.	10/20/15	8,289,000	152,696
THB	191,568,310	JPMorgan Chase Bank N.A.	10/20/15	5,268,655	(5,940)
THB	449,959,600	UBS AG, Stamford	10/20/15	12,586,283	197,204
TWD	384,035,160	Citibank N.A.	10/20/15	11,897,000	233,522
TWD	372,716,200	Goldman Sachs Bank USA	10/20/15	11,591,236	271,525

Net Unrealized Appreciation					$142,310,434

MIST-304

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 165.50	11/20/15	472	EUR	5,121	$(448)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 167.00	11/20/15	528	EUR	5,729	(501)
Euro-BTP Futures	12/08/15	1,254	EUR	167,074,321	4,283,372
Euro-Bobl Futures	12/08/15	176	EUR	22,658,240	55,065
Euro-Schatz Futures	12/08/15	254	EUR	28,256,471	29,531
Put Options on 5 Year Euro-Bobl Futures, Strike EUR 124.50	11/20/15	166	EUR	971	(158)
Put Options on 5 Year Euro-Schatz Futures, Strike EUR 110.80	11/20/15	400	EUR	2,340	(380)
U.S. Treasury Note 10 Year Futures	12/21/15	3,227	USD	410,887,842	4,537,986
U.S. Treasury Note 5 Year Futures	12/31/15	11,444	USD	1,367,839,399	11,341,413

Futures Contracts—Short
90 Day EuroDollar Futures	06/13/16	(2,655)	USD	(657,643,235)	(1,825,578)
90 Day EuroDollar Futures	09/19/16	(4,195)	USD	(1,035,048,036)	(5,416,838)
90 Day EuroDollar Futures	12/19/16	(4,603)	USD	(1,135,099,340)	(4,776,073)
90 Day EuroDollar Futures	03/13/17	(1,222)	USD	(300,635,163)	(1,595,987)
90 Day EuroDollar Futures	09/18/17	(6,012)	USD	(1,474,667,849)	(8,492,551)
90 Day EuroDollar Futures	03/19/18	(661)	USD	(161,609,025)	(1,079,600)
90 Day Sterling Futures	03/15/17	(1,616)	GBP	(199,126,179)	(1,169,388)
90 Day Sterling Futures	06/21/17	(1,163)	GBP	(143,097,209)	(916,694)
Australian 10 Year Treasury Bond Futures	12/15/15	(172)	AUD	(22,182,519)	(53,669)
Call Options on 10 Year Euro-Bund Futures, Strike EUR 156.50	10/23/15	(295)	EUR	(156,099)	(72,799)
Canada Government Bond 10 Year Futures	12/18/15	(445)	CAD	(63,783,692)	514,906
Euro-Bund Futures	12/08/15	(985)	EUR	(151,271,101)	(2,878,476)
Put Options on 10 Year Euro-Bund Futures, Strike EUR 154.00	10/23/15	(337)	EUR	(99,504)	20,810
Put Options on 10 Year Euro-Bund Futures, Strike EUR 154.50	10/23/15	(337)	EUR	(134,604)	26,140
U.S. Treasury Long Bond Futures	12/21/15	(1,133)	USD	(175,091,689)	(3,178,780)
United Kingdom Long Gilt Bond Futures	12/29/15	(26)	GBP	(3,071,751)	(36,018)

Net Unrealized Depreciation					$(10,684,715)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Call/USD Put	USD	0.735	JPMorgan Chase Bank N.A.	11/04/15	(57,100,000)	$(236,164)	$(69,737)	$166,427
EUR Call/USD Put	USD	1.145	UBS AG, Stamford	11/12/15	(47,900,000)	(367,341)	(300,427)	66,914
EUR Call/USD Put	USD	1.172	Credit Suisse International	11/19/15	(57,300,000)	(443,490)	(139,067)	304,423
EUR Call/USD Put	USD	1.149	BNP Paribas S.A.	11/25/15	(47,900,000)	(399,517)	(311,613)	87,904
EUR Call/USD Put	USD	1.151	Goldman Sachs Bank USA	12/07/15	(18,800,000)	(162,106)	(133,080)	29,026
EUR Call/USD Put	USD	1.152	Goldman Sachs Bank USA	12/08/15	(18,800,000)	(165,277)	(130,643)	34,634
EUR Call/USD Put	USD	1.155	Goldman Sachs Bank USA	12/14/15	(40,700,000)	(369,406)	(283,056)	86,350
EUR Put/USD Call	USD	1.078	Goldman Sachs Bank USA	12/07/15	(18,800,000)	(162,106)	(118,795)	43,311
EUR Put/USD Call	USD	1.077	Goldman Sachs Bank USA	12/08/15	(18,800,000)	(154,750)	(118,963)	35,787
EUR Put/USD Call	USD	1.076	Goldman Sachs Bank USA	12/14/15	(40,700,000)	(325,910)	(277,053)	48,857
USD Call/BRL Put	BRL	3.910	Goldman Sachs Bank USA	10/07/15	(27,400,000)	(283,042)	(825,425)	(542,383)
USD Call/BRL Put	BRL	4.450	Credit Suisse International	12/10/15	(14,000,000)	(242,200)	(263,830)	(21,630)
USD Call/BRL Put	BRL	4.450	Goldman Sachs Bank USA	01/14/16	(38,200,000)	(785,010)	(1,168,232)	(383,222)
USD Call/BRL Put	BRL	4.600	Credit Suisse International	03/14/16	(31,600,000)	(891,120)	(1,207,878)	(316,758)
USD Call/BRL Put	BRL	4.550	Deutsche Bank AG	03/17/16	(21,100,000)	(532,564)	(882,697)	(350,133)
USD Call/INR Put	INR	68.000	JPMorgan Chase Bank N.A.	10/28/15	(11,200,000)	(78,400)	(12,163)	66,237
USD Call/INR Put	INR	68.250	BNP Paribas S.A.	11/02/15	(20,000,000)	(125,100)	(25,780)	99,320
USD Call/INR Put	INR	68.500	BNP Paribas S.A.	11/10/15	(39,300,000)	(349,770)	(69,207)	280,563
USD Call/INR Put	INR	68.500	BNP Paribas S.A.	12/04/15	(12,100,000)	(113,498)	(48,110)	65,388
USD Put/BRL Call	BRL	3.450	Goldman Sachs Bank USA	10/15/15	(12,600,000)	(151,830)	(10,080)	141,750
USD Put/BRL Call	BRL	3.800	Credit Suisse International	10/28/15	(11,200,000)	(81,088)	(95,413)	(14,325)

MIST-305

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Written Options—(Continued)

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Put/BRL Call	BRL	3.790	Credit Suisse International	10/28/15	(27,500,000)	$(294,250)	$(218,845)	$75,405
USD Put/BRL Call	BRL	3.900	Deutsche Bank AG	10/29/15	(24,500,000)	(183,751)	(389,575)	(205,824)
USD Put/BRL Call	BRL	3.750	Credit Suisse International	12/10/15	(14,000,000)	(234,500)	(160,132)	74,368
USD Put/JPY Call	JPY	116.300	UBS AG, Stamford	10/23/15	(23,600,000)	(143,370)	(58,080)	85,290
USD Put/JPY Call	JPY	109.000	Societe Generale Paris	11/19/15	(18,700,000)	(318,947)	(14,418)	304,529
USD Put/MXN Call	MXN	16.650	JPMorgan Chase Bank N.A.	10/02/15	(21,000,000)	(190,050)	(15,708)	174,342
USD Put/MXN Call	MXN	16.150	Goldman Sachs Bank USA	10/20/15	(22,000,000)	(95,700)	(19,536)	76,164
USD call/MYR Put	MYR	4.300	Goldman Sachs Bank USA	11/16/15	(8,100,000)	(133,245)	(284,310)	(151,065)

Totals						$(8,013,502)	$(7,651,853)	$361,649

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of [(1 + 0.000%)[10] - [Final Index/Initial Index)] or 0	03/10/20	$(5,800,000)	$(43,500)	$(5,545)	$37,955
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of [(1 + 0.000%) [10] - [Final Index/Initial Index)] or 0	03/12/20	(16,200,000)	(137,080)	(15,487)	121,593
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of [(1 + 0.000%) [10] - [Final Index/Initial Index)] or 0	04/07/20	(38,800,000)	(346,040)	(39,405)	306,635
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of [(1 + 0.000%) [10] - [Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	(225,750)	(19,954)	205,796
Floor - OTC CPURNSA Index	218.016	Deutsche Bank AG	Maximum of [(1 + 0.000%) [10] - [Final Index/Initial Index)] or 0	10/13/20	(18,000,000)	(176,400)	(21,386)	155,014

Totals						$(928,770)	$(101,777)	$826,993

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 1 Yr. IRS	0.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(166,100,000)	$(99,660)	$(77,303)	$22,357
Call - 1 Yr. IRS	0.520%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	01/19/16	USD	(83,400,000)	(50,040)	(44,377)	5,663
Call - 1 Yr. IRS	0.650%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/19/16	USD	(166,100,000)	(182,710)	(184,803)	(2,093)
Call - 1 Yr. IRS	0.660%	Morgan Stanley Capital Services LLC	3M LIBOR	Receive	01/19/16	USD	(83,400,000)	(83,400)	(97,378)	(13,978)
Call - 2 Yr. IRS	1.100%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(434,720)	(398,162)	36,558
Call - 2 Yr. IRS	1.600%	JPMorgan Chase Bank N.A.	3M LIBOR	Receive	01/30/18	USD	(83,600,000)	(756,580)	(712,548)	44,032
Call - 5 Yr. IRS	1.100%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(160,360)	(79,804)	80,556
Call - 5 Yr. IRS	1.300%	Morgan Stanley Capital Services, LLC	3M LIBOR	Receive	01/29/16	USD	(42,200,000)	(244,760)	(173,155)	71,605
Put - 10 Yr. IRS	2.300%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	11/30/15	USD	(62,900,000)	(301,920)	(246,254)	55,666
Put - 2 Yr. IRS	2.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	05/12/16	USD	(325,100,000)	(1,095,074)	(199,156)	895,918
Put - 2 Yr. IRS	2.500%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	05/23/16	USD	(758,000,000)	(2,368,653)	(507,178)	1,861,475
Put - 5 Yr. IRS	2.700%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	08/21/17	USD	(99,400,000)	(1,540,700)	(1,117,455)	423,245
Put - 5 Yr. IRS	2.800%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	08/20/18	USD	(45,000,000)	(1,003,705)	(848,286)	155,419
Put - 5 Yr. IRS	2.800%	Goldman Sachs Bank USA	3M LIBOR	Pay	08/20/18	USD	(98,200,000)	(2,287,027)	(1,851,149)	435,878
Put - 7 Yr. IRS	1.900%	Deutsche Bank AG	3M LIBOR	Pay	10/29/15	USD	(62,000,000)	(164,920)	(122,555)	42,365

MIST-306

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - 7 Yr. IRS	2.000%	Morgan Stanley Capital Services, LLC	3M LIBOR	Pay	11/30/15	USD	(62,900,000)	$(212,288)	$(182,102)	$30,186
Put - 7 Yr. IRS	2.160%	Goldman Sachs Bank USA	3M LIBOR	Pay	12/14/15	USD	(86,500,000)	(320,050)	(166,910)	153,140
Put - 7 Yr. IRS	2.200%	Deutsche Bank AG	3M LIBOR	Pay	12/11/15	USD	(61,700,000)	(256,826)	(94,537)	162,289

Totals								$(11,563,393)	$(7,103,112)	$4,460,281

Credit Default Swaptions	Strike Rate	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put – 5 Yr. CDS	1.250%	Bank of America N.A.	CDX.NA.IG.25	Sell	12/16/15	USD	(11,900,000)	$(22,372)	$(21,238)	$1,134

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	13.700%	01/04/21	Deutsche Bank AG	BRL	67,000,000	$(720,976)	$29,874	$(750,850)
Pay	1-Day CDI	13.700%	01/04/21	Credit Suisse International	BRL	91,600,000	(985,693)	(431)	(985,262)
Pay	1-Day CDI	13.700%	01/04/21	Barclays Bank plc	BRL	143,200,000	(1,540,952)	23,586	(1,564,538)
Pay	1-Day CDI	14.900%	01/02/18	Deutsche Bank AG	BRL	253,200,000	(775,070)	6,421	(781,491)
Pay	1-Day CDI	14.920%	01/02/18	Deutsche Bank AG	BRL	88,200,000	(264,578)	—	(264,578)
Pay	1-Day CDI	15.510%	07/01/16	Deutsche Bank AG	BRL	728,100,000	204,911	(88,362)	293,273
Pay	1-Day CDI	15.510%	07/01/16	Morgan Stanley Capital Services, LLC	BRL	424,600,000	119,496	—	119,496
Pay	1-Day CDI	15.700%	01/02/17	Deutsche Bank AG	BRL	413,000,000	182,351	2,347	180,004
Pay	1-Day CDI	15.700%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	373,200,000	164,409	(8,936)	173,345
Pay	1-Day CDI	15.700%	01/02/17	Goldman Sachs Bank USA	BRL	109,800,000	48,371	(13,723)	62,094
Pay	1-Day CDI	15.900%	01/04/21	Deutsche Bank AG	BRL	62,400,000	227,269	(5,056)	232,325
Pay	1-Day CDI	15.980%	01/02/17	Goldman Sachs Bank USA	BRL	282,200,000	303,864	(290,115)	593,979
Pay	1-Day CDI	16.500%	01/02/17	Deutsche Bank AG	BRL	718,400,000	1,663,144	(562,842)	2,225,986
Pay	28-Day TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	(245)	(486)	241
Receive	1-Day CDI	14.750%	01/04/21	Deutsche Bank AG	BRL	301,800,000	1,071,174	(39,926)	1,111,100

Totals							$(302,525)	$(947,649)	$645,124

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	4.388%	07/28/17	MXN	576,300,000	$63,135
Pay	28-Day TIIE	4.925%	01/13/20	MXN	364,600,000	111,108
Pay	28-Day TIIE	4.975%	01/16/20	MXN	70,000,000	(41,531)
Pay	28-Day TIIE	5.270%	02/05/20	MXN	1,409,900,000	(26,967)
Pay	28-Day TIIE	5.430%	11/17/21	MXN	1,237,600,000	(269,562)
Pay	28-Day TIIE	5.480%	09/23/20	MXN	357,000,000	43,312
Pay	28-Day TIIE	5.495%	09/22/20	MXN	413,300,000	67,752
Pay	28-Day TIIE	5.608%	10/08/21	MXN	380,300,000	191,105
Pay	28-Day TIIE	5.615%	06/02/20	MXN	359,600,000	14,005
Pay	28-Day TIIE	5.700%	01/18/19	MXN	194,000,000	(64,358)

MIST-307

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	5.795%	12/10/21	MXN	100,000	$(84)
Pay	28-Day TIIE	5.850%	12/21/21	MXN	141,000,000	(350,406)
Pay	28-Day TIIE	5.920%	12/08/21	MXN	53,000,000	(25,780)
Pay	28-Day TIIE	5.975%	09/16/22	MXN	62,100,000	8,453
Pay	28-Day TIIE	6.000%	06/07/22	MXN	185,000,000	79,206
Pay	28-Day TIIE	6.530%	06/05/25	MXN	780,800,000	23,970
Pay	28-Day TIIE	6.960%	07/27/20	MXN	926,000,000	178,139
Receive	28-Day TIIE	3.450%	12/23/15	MXN	4,294,500,000	(18,433)
Receive	28-Day TIIE	5.010%	10/10/19	MXN	119,200,000	34,446
Receive	28-Day TIIE	5.375%	01/07/22	MXN	211,800,000	(38,593)
Receive	3M LIBOR	2.000%	12/16/19	USD	268,800,000	(5,903,837)
Receive	3M LIBOR	2.000%	12/16/20	USD	241,500,000	(7,156,658)
Receive	3M LIBOR	2.250%	12/16/22	USD	512,100,000	(20,368,441)
Receive	3M LIBOR	2.350%	08/05/25	USD	82,400,000	(2,563,846)
Receive	3M LIBOR	2.500%	12/16/25	USD	43,000,000	(2,238,096)
Receive	3M LIBOR	2.500%	12/16/25	USD	116,500,000	(6,031,604)
Receive	3M LIBOR	2.750%	12/16/45	USD	642,060,000	(64,637,998)
Receive	6M LIBOR	1.500%	12/16/17	GBP	219,300,000	(2,776,300)
Receive	6M LIBOR	1.500%	03/16/18	GBP	308,400,000	(1,750,018)
Receive	6M LIBOR	1.880%	10/05/17	GBP	41,300,000	(145,920)
Receive	Federal Funds Rate Compounded - OIS	0.500%	06/17/16	USD	20,000,000	(12,233)

Net Unrealized Depreciation						$(113,606,034)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.24	5.000%	06/20/20	4.291%	USD	200,772,000	$(5,708,515)
CDX.NA.HY.25	5.000%	12/20/20	5.003%	USD	7,300,000	4,919
CDX.NA.IG.24	1.000%	06/20/20	0.882%	USD	227,800,000	(1,864,906)
CDX.NA.IG.25	1.000%	12/20/20	0.928%	USD	93,600,000	(226,826)
ITRAXX.XOVER.23	5.000%	06/20/20	3.841%	EUR	3,200,000	(72,170)
ITRAXX.XOVER.24	5.000%	12/20/20	3.724%	EUR	33,700,000	(722,029)

Net Unrealized Depreciation						$(8,589,527)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 4.250%, due 1/7/2025	1.000%	12/20/20	Goldman Sachs International	N/A	USD	10,000,000	$(1,652,780)	$(1,710,444)	$57,664
Brazilian Government International Bond 4.250%, due 1/7/2025	1.000%	12/20/20	JPMorgan Chase Bank N.A.	N/A	USD	10,000,000	(1,652,780)	(1,691,453)	38,673
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	2.531%	USD	37,100,000	(127,225)	(214,047)	86,822
Brazilian Government International Bond 12.250%, due 3/6/30	1.000%	06/20/16	Deutsche Bank AG	2.532%	USD	3,500,000	(38,735)	(11,731)	(27,004)

MIST-308

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp. 6.630%, due 08/15/20	5.000%	09/20/18	Morgan Stanley Capital Services LLC	11.561%	USD	2,600,000	$(401,219)	$(227,661)	$(173,558)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Barclays Bank plc	0.817%	USD	800,000	4,637	7,830	(3,193)
China Government International Bond 4.250%, due 10/28/14	1.000%	12/20/18	Citibank N.A.	0.817%	USD	2,200,000	12,751	20,448	(7,697)
General Electric Capital Corp. 5.625%, due 9/15/17	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.117%	USD	6,500,000	12,899	(127,348)	140,247
Goldman Sachs Group Inc. 5.950%, due 1/8/18	1.000%	09/20/20	Barclays Bank plc	0.972%	USD	12,000,000	15,793	(11,456)	27,249
Goldman Sachs Group Inc. 5.950%, due 1/8/18	1.000%	09/20/20	Credit Suisse International	0.972%	USD	10,500,000	13,819	—	13,819
Italy Government International Bond 6.875%, due 9/27/2023	1.000%	09/20/16	Deutsche Bank AG	0.367%	USD	7,900,000	49,103	50,080	(977)
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Barclays Bank plc	0.724%	USD	10,800,000	14,213	(82,990)	97,203
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	03/20/16	Citibank N.A.	0.724%	USD	6,900,000	9,081	(125,166)	134,247
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	03/20/16	Deutsche Bank AG	0.724%	USD	19,600,000	25,794	(143,793)	169,587
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	06/20/16	Citibank N.A.	0.724%	USD	10,000,000	20,136	(21,564)	41,700
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Goldman Sachs International	0.828%	USD	4,600,000	7,751	(21,933)	29,684
Mexico Government International Bond 5.950% due 3/19/19	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.828%	USD	2,000,000	3,370	11,531	(8,161)
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.828%	USD	9,400,000	15,839	(40,540)	56,379
Mexico Government International Bond 7.500%, due 4/8/33	1.000%	09/20/16	UBS AG, Stamford	0.828%	USD	4,100,000	6,908	(17,990)	24,898
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/16	Citibank N.A.	0.889%	USD	5,000,000	6,818	65,986	(59,168)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/16	JPMorgan Chase Bank N.A.	0.889%	USD	1,200,000	1,636	16,197	(14,561)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	06/20/17	Goldman Sachs International	1.052%	USD	2,900,000	(2,592)	(12,796)	10,204
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Citibank N.A.	1.351%	USD	700,000	(7,710)	(1,033)	(6,677)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	Goldman Sachs International	1.351%	USD	2,800,000	(30,840)	(6,879)	(23,961)

MIST-309

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/18	JPMorgan Chase Bank N.A.	1.351%	USD	700,000	$(7,710)	$(1,118)	$(6,592)
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/19	Citibank N.A.	1.564%	USD	20,800,000	(473,966)	123,151	(597,117)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	09/20/20	Citibank N.A.	1.730%	USD	9,100,000	(311,172)	(207,144)	(104,028)
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	09/20/20	Goldman Sachs International	1.730%	USD	24,500,000	(837,771)	(555,418)	(282,353)
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	12/20/20	Barclays Bank plc	N/A	USD	11,400,000	(431,593)	(424,605)	(6,988)
Mexico Government International Bond 5.950% due 3/19/19	1.000%	12/20/20	Citibank N.A.	1.774%	USD	15,100,000	(571,671)	(643,098)	71,427
Mexico Government International Bond 5.950%, due 3/19/19	1.000%	12/20/20	Deutsche Bank AG	1.774%	USD	22,200,000	(840,469)	(856,133)	15,664
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	12/20/20	Goldman Sachs International	N/A	USD	13,100,000	(495,953)	(457,018)	(38,935)
Morgan Stanley 6.000%, due 4/28/15	1.000%	09/20/18	Deutsche Bank AG	0.654%	USD	24,100,000	244,839	298,407	(53,568)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	BNP Paribas S.A.	10.419%	USD	7,900,000	(2,377,105)	(819,205)	(1,557,900)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	Barclays Bank plc	10.419%	USD	8,300,000	(2,497,465)	(997,590)	(1,499,875)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	12/20/19	Goldman Sachs International	10.419%	USD	3,200,000	(962,878)	(348,674)	(614,204)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/2018	1.000%	03/20/20	BNP Paribas S.A.	10.401%	USD	1,600,000	(499,985)	(308,005)	(191,980)
Republic of Indonesia 6.750% due 3/10/14	1.000%	06/20/16	Citibank N.A.	1.006%	USD	3,000,000	(123)	(55,608)	55,485
U.S. Treasury Note 4.875%, due 8/15/16	0.250%	03/20/16	BNP Paribas S.A.	0.050%	EUR	12,000,000	12,786	(169,265)	182,051
Verizon Communications, Inc. 5.500%, due 4/1/17	1.000%	09/20/18	Credit Suisse International	0.435%	USD	500,000	8,338	13,357	(5,019)

Totals							$(13,735,231)	$(9,704,718)	$(4,030,513)

MIST-310

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation
CDX.NA.IG.9.V4	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.082%	USD	1,928,998	$20,227	$—	$20,227

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(IRS)—	Interest Rate Swap
(ITRAXX.XOVER)—	Markit iTraxx Crossover Index
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-311

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$5,572,661,484	$—	$5,572,661,484
Total Corporate Bonds & Notes*	—	1,787,251,390	—	1,787,251,390
Total Asset-Backed Securities*	—	560,670,508	—	560,670,508
Total Foreign Government*	—	538,343,693	—	538,343,693
Total Mortgage-Backed Securities*	—	371,827,143	—	371,827,143
Total Municipals	—	258,060,155	—	258,060,155
Total Convertible Preferred Stock*	43,157,600	—	—	43,157,600
Total Convertible Bond*	—	43,023,048	—	43,023,048
Total Floating Rate Loans*	—	40,034,274	—	40,034,274
Total Preferred Stock*	28,869,324	—	—	28,869,324
Purchased Options
Interest Rate Swaptions	—	7,822,334	—	7,822,334
Options on Exchange-Traded Futures Contracts	144,200	—	—	144,200
Total Purchased Options	144,200	7,822,334	—	7,966,534
Short-Term Investments
Commercial Paper	—	6,094,527	—	6,094,527
Repurchase Agreement	—	772,260	—	772,260
U.S. Treasury	—	680,652	—	680,652
Foreign Government	—	66,356,336	—	66,356,336
Total Short-Term Investments	—	73,903,775	—	73,903,775
Total Investments	$72,171,124	$9,253,597,804	$—	$9,325,768,928

Secured Borrowings (Liability)	$—	$(260,358,037)	$—	$(260,358,037)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$194,706,326	$—	$194,706,326
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(52,395,892)	—	(52,395,892)
Total Forward Contracts	$—	$142,310,434	$—	$142,310,434
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$20,809,223	$—	$—	$20,809,223
Futures Contracts (Unrealized Depreciation)	(31,493,938)	—	—	(31,493,938)
Total Futures Contracts	$(10,684,715)	$—	$—	$(10,684,715)
Written Options
Credit Default Swaptions at Value	$—	$(21,238)	$—	$(21,238)
Foreign Currency Written Options at Value	—	(7,651,853)	—	(7,651,853)
Inflation Capped Options at Value	—	(101,777)	—	(101,777)
Interest Rate Swaptions at Value	—	(7,103,112)	—	(7,103,112)
Total Written Options	$—	$(14,877,980)	$—	$(14,877,980)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$819,550	$—	$819,550
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(123,015,111)	—	(123,015,111)
Total Centrally Cleared Swap Contracts	$—	$(122,195,561)	$—	$(122,195,561)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,491,727	$—	$4,491,727
OTC Swap Contracts at Value (Liabilities)	—	(18,509,256)	—	(18,509,256)
Total OTC Swap Contracts	$—	$(14,017,529)	$—	$(14,017,529)

*	See Schedule of Investments for additional detailed categorizations.

MIST-312

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Honeywell International, Inc.	37,846	$3,583,638

Auto Components—0.4%
BorgWarner, Inc.	39,144	1,627,999

Banks—8.6%
Bank of America Corp.	606,318	9,446,434
Citizens Financial Group, Inc.	165,720	3,954,079
PNC Financial Services Group, Inc. (The)	53,820	4,800,744
U.S. Bancorp	147,353	6,042,947
Wells Fargo & Co.	238,695	12,256,988

		36,501,192

Beverages—1.8%
Coca-Cola Co. (The)	113,910	4,570,069
Dr Pepper Snapple Group, Inc.	35,832	2,832,520

		7,402,589

Biotechnology—3.4%
AbbVie, Inc.	61,851	3,365,313
Alder Biopharmaceuticals, Inc. (a) (b)	46,859	1,535,101
Alnylam Pharmaceuticals, Inc. (a) (b)	39,725	3,192,301
Celgene Corp. (a)	58,278	6,303,931

		14,396,646

Building Products—0.4%
Allegion plc	30,705	1,770,450

Capital Markets—3.2%
Charles Schwab Corp. (The)	137,064	3,914,548
Morgan Stanley	191,975	6,047,213
State Street Corp.	52,454	3,525,433

		13,487,194

Chemicals—3.7%
Dow Chemical Co. (The)	57,530	2,439,272
Ecolab, Inc.	46,063	5,054,032
Givaudan S.A. (a)	933	1,520,261
Syngenta AG	11,048	3,548,435
Valspar Corp. (The) (b)	40,064	2,879,800

		15,441,800

Communications Equipment—1.0%
F5 Networks, Inc. (a) (b)	35,985	4,167,063

Consumer Finance—1.4%
American Express Co.	80,691	5,981,624

Electric Utilities—2.4%
American Electric Power Co., Inc.	179,206	10,189,653

Energy Equipment & Services—1.3%
Helmerich & Payne, Inc. (b)	40,235	1,901,506
Schlumberger, Ltd.	53,313	3,676,998

		5,578,504

Food & Staples Retailing—2.5%
CVS Health Corp.	110,817	10,691,624

Food Products—5.7%
Campbell Soup Co. (b)	85,596	4,338,005
General Mills, Inc.	103,691	5,820,176
Hershey Co. (The)	60,259	5,536,597
Mead Johnson Nutrition Co.	42,781	3,011,782
Mondelez International, Inc. - Class A	132,307	5,539,694

		24,246,254

Health Care Equipment & Supplies—5.3%
Abbott Laboratories	67,614	2,719,435
Becton Dickinson & Co.	41,217	5,467,847
C.R. Bard, Inc.	60,591	11,288,709
Smith & Nephew plc (ADR)	84,690	2,964,150

		22,440,141

Health Care Providers & Services—4.3%
Aetna, Inc.	42,140	4,610,537
Express Scripts Holding Co. (a)	49,330	3,993,757
Humana, Inc.	24,033	4,301,907
McKesson Corp.	28,050	5,190,092

		18,096,293

Household Durables—0.6%
Electrolux AB - Series B	91,469	2,587,965

Household Products—0.6%
Clorox Co. (The) (b)	20,756	2,397,941

Industrial Conglomerates—2.0%
General Electric Co.	342,150	8,629,023

Insurance—5.2%
Chubb Corp. (The)	85,882	10,533,427
Hartford Financial Services Group, Inc. (The)	158,039	7,235,026
Travelers Cos., Inc. (The)	41,557	4,136,168

		21,904,621

Internet Software & Services—4.5%
Alphabet, Inc. - Class A (a)	15,058	9,612,575
Alphabet, Inc. - Class C (a)	4,536	2,759,793
eBay, Inc. (a)	44,750	1,093,690
Facebook, Inc. - Class A (a)	63,510	5,709,549

		19,175,607

IT Services—3.2%
Automatic Data Processing, Inc.	48,330	3,883,799
Fiserv, Inc. (a)	57,316	4,964,139
PayPal Holdings, Inc. (a)	44,750	1,389,040
Visa, Inc. - Class A (b)	50,140	3,492,752

		13,729,730

MIST-313

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.2%
Thermo Fisher Scientific, Inc.	39,617	$4,844,367

Machinery—1.4%
Ingersoll-Rand plc	80,961	4,110,390
PACCAR, Inc. (b)	35,342	1,843,792

		5,954,182

Media—5.6%
CBS Corp. - Class B	112,390	4,484,361
John Wiley & Sons, Inc. - Class A	96,119	4,808,834
Pearson plc	175,261	2,995,398
Scripps Networks Interactive, Inc. - Class A (b)	73,780	3,629,238
Walt Disney Co. (The)	77,910	7,962,402

		23,880,233

Multiline Retail—1.3%
Dollar General Corp.	77,345	5,602,872

Oil, Gas & Consumable Fuels—4.2%
Chevron Corp.	97,107	7,659,800
EOG Resources, Inc.	51,795	3,770,676
Marathon Petroleum Corp.	75,492	3,497,544
Phillips 66	37,847	2,908,164

		17,836,184

Pharmaceuticals—7.2%
Allergan plc (a)	17,053	4,635,176
AstraZeneca plc (ADR) (b)	67,447	2,146,163
Eli Lilly & Co.	41,298	3,456,230
Merck & Co., Inc.	119,038	5,879,287
Pfizer, Inc.	182,034	5,717,688
Roche Holding AG	6,856	1,812,411
Zoetis, Inc.	170,516	7,021,849

		30,668,804

Road & Rail—2.5%
Norfolk Southern Corp.	44,110	3,370,004
Union Pacific Corp.	83,500	7,382,235

		10,752,239

Semiconductors & Semiconductor Equipment—1.2%
Analog Devices, Inc.	91,061	5,136,751

Software—3.6%
Check Point Software Technologies, Ltd. (a) (b)	45,889	3,640,374
Microsoft Corp.	265,677	11,758,864

		15,399,238

Specialty Retail—4.7%
Home Depot, Inc. (The)	60,807	7,022,600
Ross Stores, Inc.	139,113	6,742,807
TJX Cos., Inc. (The)	88,716	6,336,097

		20,101,504

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	106,682	11,767,024
EMC Corp.	186,480	4,505,357

		16,272,381

Total Common Stocks (Cost $337,364,719)		420,476,306

Short-Term Investments—6.6%

Mutual Fund—5.7%
State Street Navigator Securities Lending MET Portfolio (c)	24,362,165	24,362,165

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $3,685,106 on 10/01/15, collateralized by $3,695,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $3,759,663.	3,685,106	3,685,106

Total Short-Term Investments (Cost $28,047,271)		28,047,271

Total Investments—105.7% (Cost $365,411,990) (d)		448,523,577
Other assets and liabilities (net)—(5.7)%		(24,299,781)

Net Assets—100.0%		$424,223,796

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $30,385,192 and the collateral received consisted of cash in the amount of $24,362,165 and non-cash collateral with a value of $6,309,021. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $365,411,990. The aggregate unrealized appreciation and depreciation of investments were $95,497,879 and $(12,386,292), respectively, resulting in net unrealized appreciation of $83,111,587.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-314

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,583,638	$—	$—	$3,583,638
Auto Components	1,627,999	—	—	1,627,999
Banks	36,501,192	—	—	36,501,192
Beverages	7,402,589	—	—	7,402,589
Biotechnology	14,396,646	—	—	14,396,646
Building Products	1,770,450	—	—	1,770,450
Capital Markets	13,487,194	—	—	13,487,194
Chemicals	10,373,104	5,068,696	—	15,441,800
Communications Equipment	4,167,063	—	—	4,167,063
Consumer Finance	5,981,624	—	—	5,981,624
Electric Utilities	10,189,653	—	—	10,189,653
Energy Equipment & Services	5,578,504	—	—	5,578,504
Food & Staples Retailing	10,691,624	—	—	10,691,624
Food Products	24,246,254	—	—	24,246,254
Health Care Equipment & Supplies	22,440,141	—	—	22,440,141
Health Care Providers & Services	18,096,293	—	—	18,096,293
Household Durables	—	2,587,965	—	2,587,965
Household Products	2,397,941	—	—	2,397,941
Industrial Conglomerates	8,629,023	—	—	8,629,023
Insurance	21,904,621	—	—	21,904,621
Internet Software & Services	19,175,607	—	—	19,175,607
IT Services	13,729,730	—	—	13,729,730
Life Sciences Tools & Services	4,844,367	—	—	4,844,367
Machinery	5,954,182	—	—	5,954,182
Media	20,884,835	2,995,398	—	23,880,233
Multiline Retail	5,602,872	—	—	5,602,872
Oil, Gas & Consumable Fuels	17,836,184	—	—	17,836,184
Pharmaceuticals	28,856,393	1,812,411	—	30,668,804
Road & Rail	10,752,239	—	—	10,752,239
Semiconductors & Semiconductor Equipment	5,136,751	—	—	5,136,751
Software	15,399,238	—	—	15,399,238
Specialty Retail	20,101,504	—	—	20,101,504
Technology Hardware, Storage & Peripherals	16,272,381	—	—	16,272,381
Total Common Stocks	408,011,836	12,464,470	—	420,476,306
Short-Term Investments
Mutual Fund	24,362,165	—	—	24,362,165
Repurchase Agreement	—	3,685,106	—	3,685,106
Total Short-Term Investments	24,362,165	3,685,106	—	28,047,271
Total Investments	$432,374,001	$16,149,576	$—	$448,523,577

Collateral for securities loaned (Liability)	$—	$(24,362,165)	$—	$(24,362,165)

MIST-315

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—43.4% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.5%
Alliance One International, Inc.
9.875%, 07/15/21	1,875,000	$1,603,125
MHP S.A.
8.250%, 04/02/20 (144A)	1,800,000	1,514,491
Reynolds American, Inc.
3.750%, 05/20/23 (144A)	800,000	803,623
Viterra, Inc.
5.950%, 08/01/20 (144A) (a)	2,760,000	2,152,800

		6,074,039

Airlines—0.7%
Air Canada Pass-Through Trust
4.125%, 05/15/25 (144A)	765,978	772,681
American Airlines Pass-Through Trust
3.600%, 09/22/27	1,625,000	1,632,329
4.400%, 09/22/23	975,000	965,952
Delta Air Lines Pass-Through Trust
4.950%, 05/23/19	409,918	432,464
6.375%, 01/02/16 (144A)	725,000	732,250
Hawaiian Airlines Pass-Through Certificates
3.900%, 01/15/26	443,671	437,015
Latam Airlines Pass-Through Trust
4.200%, 11/15/27 (144A)	2,900,000	2,791,250
TAM Capital 3, Inc.
8.375%, 06/03/21 (144A) (a)	460,000	395,600

		8,159,541

Auto Manufacturers—0.1%
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	660,000	680,307

Auto Parts & Equipment—0.0%
Commercial Vehicle Group, Inc.
7.875%, 04/15/19	250,000	254,375

Banks—6.9%
Alfa Bank OJSC Via Alfa Bond Issuance plc
7.500%, 09/26/19 (144A) (a)	2,150,000	2,159,632
8.625%, 04/26/16 (144A) (RUB)	41,800,000	627,077
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/24 (144A) (a)	1,470,000	1,469,014
Banco de Credito del Peru
6.875%, 09/16/26 (144A) (b)	1,915,000	2,067,626
Banco Nacional de Costa Rica
4.875%, 11/01/18 (144A)	1,000,000	990,000
Banco Santander S.A.
6.375%, 05/19/19 (b)	1,400,000	1,307,250
Bank of America Corp.
6.110%, 01/29/37	950,000	1,092,728
6.250%, 09/05/24 (b)	2,750,000	2,688,125
6.500%, 10/23/24 (b)	3,575,000	3,646,500
Bank of New York Mellon Corp. (The)
4.500%, 06/20/23 (b)	925,000	853,313

Banks—(Continued)
BBVA Bancomer S.A.
4.375%, 04/10/24 (144A)	650,000	$653,250
5.350%, 11/12/29 (144A) (a) (b)	400,000	393,000
6.500%, 03/10/21 (144A) (a)	4,110,000	4,386,397
BNP Paribas S.A.
4.375%, 09/28/25 (144A)	3,000,000	2,934,480
Capital One Financial Corp.
5.550%, 06/01/20 (b)	3,350,000	3,308,125
Citigroup, Inc.
5.900%, 02/15/23 (a) (b)	1,275,000	1,243,125
5.950%, 01/30/23 (b)	3,016,000	2,927,405
Credit Agricole S.A.
6.625%, 09/23/19 (144A) (a) (b)	4,325,000	4,157,406
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22 (144A)	3,600,000	3,595,892
Goldman Sachs Group, Inc. (The)
5.200%, 12/17/19 (NZD)	2,480,000	1,658,424
6.450%, 05/01/36	875,000	1,021,486
6.750%, 10/01/37	600,000	715,751
ING Groep NV
6.500%, 04/16/25 (b)	2,726,000	2,587,996
Intesa Sanpaolo S.p.A.
6.500%, 02/24/21 (144A)	1,175,000	1,357,091
7.700%, 09/17/25 (144A) (a) (b)	1,700,000	1,657,500
JPMorgan Chase & Co.
4.250%, 11/02/18 (NZD)	2,600,000	1,691,178
6.750%, 02/01/24 (b)	5,664,000	5,897,640
Macquarie Bank, Ltd.
4.875%, 06/10/25 (144A) (a)	2,100,000	2,096,407
Morgan Stanley
4.100%, 05/22/23	2,500,000	2,530,282
4.875%, 11/01/22	450,000	479,442
5.550%, 07/15/20 (b)	325,000	320,125
6.625%, 04/01/18	714,000	795,063
Nordea Bank AB
4.250%, 09/21/22 (144A) (a)	3,400,000	3,480,410
Oversea-Chinese Banking Corp., Ltd.
4.000%, 10/15/24 (144A) (b)	800,000	819,111
PNC Financial Services Group, Inc. (The)
6.750%, 08/01/21 (a) (b)	1,970,000	2,137,450
Royal Bank of Scotland Group plc
7.500%, 08/10/20 (b)	2,350,000	2,344,854
Scotia Bank Peru DPR Finance Co.
3.087%, 03/15/17 (144A) (b)	315,789	315,718
Scotiabank Peru S.A.
4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,836,350
Standard Chartered plc
3.950%, 01/11/23 (144A)	3,275,000	3,051,910
UBS AG
7.625%, 08/17/22	2,850,000	3,278,888
VTB Bank OJSC Via VTB Capital S.A.
6.000%, 04/12/17 (144A) (a)	1,000,000	1,024,500
6.950%, 10/17/22 (144A) (a)	900,000	792,000

		82,389,921

MIST-316

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 01/15/19	1,254,000	$1,473,593
Constellation Brands, Inc.
4.750%, 11/15/24	455,000	459,550

		1,933,143

Biotechnology—0.4%
Biogen, Inc.
3.625%, 09/15/22	1,350,000	1,360,638
4.050%, 09/15/25	1,625,000	1,641,547
Gilead Sciences, Inc.
4.600%, 09/01/35	1,800,000	1,801,550

		4,803,735

Building Materials—0.9%
Building Materials Corp. of America
5.375%, 11/15/24 (144A)	1,640,000	1,619,500
Cemex Espana S.A.
9.875%, 04/30/19 (144A)	1,420,000	1,526,074
Cemex S.A.B. de C.V.
7.250%, 01/15/21 (144A) (a)	800,000	798,000
Desarrolladora Homex S.A.B. de C.V.
9.500%, 12/11/19 (144A) (c) (d)	855,000	51,300
9.750%, 03/25/20 (144A) (c) (d)	655,000	39,300
Holcim U.S. Finance Sarl & Cie SCS
6.000%, 12/30/19 (144A)	225,000	254,716
Masco Corp.
5.950%, 03/15/22	1,425,000	1,555,031
7.125%, 03/15/20	2,905,000	3,348,013
Owens Corning
4.200%, 12/01/24	1,100,000	1,092,740
Union Andina de Cementos SAA
5.875%, 10/30/21 (144A) (a)	770,000	741,125

		11,025,799

Chemicals—1.2%
Agrium, Inc.
5.250%, 01/15/45	4,475,000	4,622,044
Blue Cube Spinco, Inc.
9.750%, 10/15/23 (144A)	225,000	234,000
10.000%, 10/15/25 (144A)	225,000	233,719
Eastman Chemical Co.
4.800%, 09/01/42	740,000	714,796
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments, Ltd.
5.125%, 12/12/17 (144A)	600,000	595,397
Hexion, Inc.
8.875%, 02/01/18	285,000	228,000
Hexion, Inc. / Hexion Nova Scotia Finance ULC
9.000%, 11/15/20 (a)	655,000	393,000
Ineos Finance plc
4.000%, 05/01/23 (144A) (EUR)	2,505,000	2,561,164
Methanex Corp.
4.250%, 12/01/24	1,225,000	1,179,470

Chemicals—(Continued)
NOVA Chemicals Corp.
5.000%, 05/01/25 (144A) (a)	645,000	606,300
Phosagro OAO via Phosagro Bond Funding, Ltd.
4.204%, 02/13/18 (144A)	900,000	887,625
Platform Specialty Products Corp.
6.500%, 02/01/22 (144A) (a)	625,000	537,500
PSPC Escrow Corp.
6.000%, 02/01/23 (144A) (EUR)	190,000	180,324
Rain CII Carbon LLC / CII Carbon Corp.
8.000%, 12/01/18 (144A)	1,275,000	1,048,687
Rentech Nitrogen Partners L.P. / Rentech Nitrogen Finance Corp.
6.500%, 04/15/21 (144A)	360,000	356,400

		14,378,426

Coal—0.0%
DTEK Finance plc
7.875%, 04/04/18 (144A)	200,000	79,040

Commercial Services—1.1%
Amherst College
3.794%, 11/01/42	400,000	388,735
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19 (a)	950,000	1,051,644
Bowdoin College
4.693%, 07/01/2112	800,000	783,717
Massachusetts Institute of Technology
5.600%, 07/01/2111	800,000	1,010,270
President and Fellows of Harvard College
2.300%, 10/01/23	1,000,000	959,780
Red de Carreteras de Occidente SAPIB de C.V.
9.000%, 06/10/28 (144A) (MXN)	15,000,000	863,677
Rent-A-Center, Inc.
6.625%, 11/15/20 (a)	350,000	343,000
SFX Entertainment, Inc.
9.625%, 02/01/19 (144A)	2,950,000	1,902,750
Tufts University
5.017%, 04/15/2112	2,700,000	2,834,447
University of Southern California
5.250%, 10/01/2111	550,000	643,185
Verisk Analytics, Inc.
5.500%, 06/15/45	1,730,000	1,700,216
William Marsh Rice University
4.626%, 05/15/63	900,000	959,719

		13,441,140

Computers—0.5%
Brocade Communications Systems, Inc.
4.625%, 01/15/23	550,000	528,000
NCR Corp.
6.375%, 12/15/23	1,085,000	1,063,300
Seagate HDD Cayman
4.750%, 06/01/23	3,165,000	3,123,681
4.875%, 06/01/27 (144A)	1,800,000	1,674,288

		6,389,269

MIST-317

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—3.1%
Acorn Re, Ltd.
3.663%, 07/17/18 (144A) (b)	800,000	$805,440
Ally Financial, Inc.
4.625%, 05/19/22	400,000	393,500
4.625%, 03/30/25 (a)	500,000	472,500
Alterra Finance LLC
6.250%, 09/30/20	2,100,000	2,415,924
Atlas Reinsurance VII, Ltd.
8.325%, 01/07/16 (144A) (b)	250,000	253,150
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/19 (144A)	810,000	567,000
Blackstone Holdings Finance Co. LLC
6.250%, 08/15/42 (144A)	2,915,000	3,548,010
Blue Danube II, Ltd.
4.368%, 05/23/16 (144A) (b)	1,250,000	1,260,625
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500%, 07/16/20 (144A) (a)	2,000,000	1,975,000
Cantor Fitzgerald L.P.
7.875%, 10/15/19 (144A)	2,345,000	2,576,524
Carlyle Holdings II Finance LLC
5.625%, 03/30/43 (144A)	3,370,000	3,550,757
Eden Re II, Ltd.
Zero Coupon, 04/19/18 (144A)	1,300,000	1,374,750
Fly Leasing, Ltd.
6.750%, 12/15/20	770,000	789,250
Grain Spectrum Funding II LLC
3.290%, 10/10/19 (144A)	988,705	986,727
KKR Group Finance Co. II LLC
5.500%, 02/01/43 (144A)	3,750,000	3,921,866
Legg Mason, Inc.
5.625%, 01/15/44	1,150,000	1,190,233
Macquarie Group, Ltd.
6.000%, 01/14/20 (144A) (a)	1,400,000	1,570,856
6.250%, 01/14/21 (144A) (a)	400,000	454,804
Magnesita Finance, Ltd.
8.625%, 04/05/17 (144A)	750,000	491,250
Mythen Re, Ltd.
8.646%, 01/05/17 (144A) (b)	1,200,000	1,241,880
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.500%, 06/01/22	835,000	665,912
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.875%, 04/15/45 (144A)	1,825,000	1,671,926
Sector Re V, Ltd.
Zero Coupon, 12/01/19 (144A)	750,000	836,100
Zero Coupon, 03/01/20 (144A)	850,000	897,480
SUAM Finance B.V.
4.875%, 04/17/24 (144A) (a)	975,000	975,000
Vita Capital V, Ltd.
2.863%, 01/15/17 (144A) (b)	500,000	504,900
3.563%, 01/15/17 (144A) (b)	1,000,000	1,010,900

		36,402,264

Electric—2.3%
Consolidated Edison Co. of New York, Inc.
4.625%, 12/01/54	3,225,000	3,236,362
Electricite de France S.A.
5.250%, 01/29/23 (144A) (a) (b)	950,000	914,375
6.000%, 01/22/14 (144A)	4,000,000	4,217,880
Empresa Electrica Angamos S.A.
4.875%, 05/25/29 (144A)	1,670,000	1,573,975
Enel S.p.A.
8.750%, 09/24/73 (144A) (b)	2,090,000	2,397,690
FPL Energy American Wind LLC
6.639%, 06/20/23 (144A)	186,135	192,272
FPL Energy Wind Funding LLC
6.876%, 06/27/17 (144A)	71,586	70,155
Iberdrola International B.V.
6.750%, 07/15/36 (a)	2,125,000	2,633,376
InterGen NV
7.000%, 06/30/23 (144A)	500,000	425,000
Israel Electric Corp., Ltd.
6.700%, 02/10/17 (144A)	770,000	811,388
7.250%, 01/15/19 (144A)	845,000	951,681
9.375%, 01/28/20 (144A)	410,000	514,038
Kiowa Power Partners LLC
5.737%, 03/30/21 (144A)	648,484	696,407
Panoche Energy Center LLC
6.885%, 07/31/29 (144A)	745,359	873,249
Public Service Co. of New Mexico
7.950%, 05/15/18	625,000	710,590
Southern California Edison Co.
6.250%, 02/01/22 (b)	1,575,000	1,752,187
Star Energy Geothermal Wayang Windu, Ltd.
6.125%, 03/27/20 (144A) (a)	1,300,000	1,189,500
Talen Energy Supply LLC
4.625%, 07/15/19 (144A)	1,965,000	1,788,150
Terraform Global Operating LLC
9.750%, 08/15/22 (144A)	1,085,000	870,712
West Penn Power Co.
5.950%, 12/15/17 (144A)	1,197,000	1,307,020

		27,126,007

Electrical Components & Equipment—0.0%
Legrand France S.A.
8.500%, 02/15/25	20,000	27,441

Electronics—0.2%
Flextronics International, Ltd.
4.625%, 02/15/20	780,000	803,400
5.000%, 02/15/23	1,300,000	1,300,000

		2,103,400

Energy-Alternate Sources—0.1%
Alta Wind Holdings LLC
7.000%, 06/30/35 (144A)	273,659	303,328
TerraForm Power Operating LLC
5.875%, 02/01/23 (144A)	760,000	670,700

		974,028

MIST-318

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.2%
Abengoa Finance SAU
8.875%, 11/01/17 (144A) (a)	500,000	$230,000
Aguila 3 S.A.
7.875%, 01/31/18 (144A)	400,000	403,000
Dycom Investments, Inc.
7.125%, 01/15/21	1,000,000	1,052,100
Empresas ICA S.A.B. de C.V.
8.375%, 07/24/17 (144A)	550,000	416,625
8.900%, 02/04/21 (144A) (a)	1,500,000	753,750

		2,855,475

Entertainment—0.2%
Mashantucket Western Pequot Tribe
6.500%, 07/01/36 (e) (f)	22,596	113
Scientific Games International, Inc.
10.000%, 12/01/22	2,600,000	2,268,500

		2,268,613

Food—1.1%
BRF S.A.
3.950%, 05/22/23 (144A)	600,000	545,820
CFG Investment SAC
9.750%, 07/30/19 (144A)	995,000	597,000
Grupo Bimbo S.A.B. de C.V.
3.875%, 06/27/24 (144A)	1,800,000	1,743,228
JBS Investments GmbH
7.750%, 10/28/20 (144A) (a)	890,000	912,250
JBS USA LLC / JBS USA Finance, Inc.
5.750%, 06/15/25 (144A)	795,000	731,400
Marfrig Holding Europe B.V.
6.875%, 06/24/19 (144A)	2,885,000	2,473,887
8.375%, 05/09/18 (144A)	1,200,000	1,119,000
Marfrig Overseas, Ltd.
9.500%, 05/04/20 (144A)	825,000	800,250
Minerva Luxembourg S.A.
7.750%, 01/31/23 (144A)	1,950,000	1,706,250
12.250%, 02/10/22 (144A)	800,000	864,080
Post Holdings, Inc.
6.750%, 12/01/21 (144A)	1,235,000	1,235,000
7.750%, 03/15/24 (144A)	650,000	666,250

		13,394,415

Forest Products & Paper—0.3%
International Paper Co.
3.800%, 01/15/26 (a)	500,000	492,620
6.000%, 11/15/41	1,800,000	1,937,903
Resolute Forest Products, Inc.
5.875%, 05/15/23 (a)	1,880,000	1,400,600

		3,831,123

Gas—0.2%
Nakilat, Inc.
6.067%, 12/31/33 (144A)	520,000	594,750
6.267%, 12/31/33 (144A)	1,218,026	1,389,555

Gas—(Continued)
Transportadora de Gas del Peru S.A.
4.250%, 04/30/28 (144A)	325,000	304,281

		2,288,586

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.
5.750%, 12/15/53 (b)	1,525,000	1,611,163

Healthcare-Services—0.2%
HCA, Inc.
6.500%, 02/15/20	350,000	381,500
7.690%, 06/15/25	50,000	55,500
8.360%, 04/15/24	50,000	57,750
Kindred Healthcare, Inc.
6.375%, 04/15/22	600,000	595,500
NYU Hospitals Center
4.428%, 07/01/42	1,800,000	1,767,735

		2,857,985

Home Builders—0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	940,000	895,350
DR Horton, Inc.
5.750%, 08/15/23	1,375,000	1,488,438
KB Home
7.000%, 12/15/21	1,800,000	1,804,500
Meritage Homes Corp.
7.000%, 04/01/22	2,500,000	2,696,875

		6,885,163

Home Furnishings—0.1%
Arcelik A/S
5.000%, 04/03/23 (144A) (a)	1,300,000	1,152,970

Household Products/Wares—0.2%
Controladora Mabe S.A. de C.V.
7.875%, 10/28/19 (144A)	2,121,000	2,311,890

Insurance—4.7%
Alamo Re, Ltd.
5.880%, 06/07/18 (144A) (b)	400,000	413,440
Aquarius + Investments plc for Swiss Reinsurance Co., Ltd.
6.375%, 09/01/24 (b)	907,000	929,789
Arlington Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 08/31/16 (f)	300,000	308,160
AXA S.A.
8.600%, 12/15/30	1,320,000	1,791,082
Brown & Brown, Inc.
4.200%, 09/15/24 (a)	3,000,000	3,024,855
Caelus Re, Ltd.
5.230%, 03/07/16 (144A) (b)	1,150,000	1,161,960
6.840%, 04/07/17 (144A) (b)	1,050,000	1,084,650

MIST-319

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Carnoustie Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 02/19/16 (f)	1,200,000	$1,308,840
Clarendon Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 06/15/16 (f)	400,000	393,480
Compass Re II, Ltd.
Zero Coupon, 12/08/15 (144A) (b)	400,000	395,280
Delphi Financial Group, Inc.
7.875%, 01/31/20	2,190,000	2,601,805
East Lane Re V, Ltd.
8.980%, 03/16/16 (144A) (b)	250,000	257,950
Exeter Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	1,644,300	1,758,415
Galileo Re, Ltd.
7.380%, 01/09/17 (144A) (b)	1,000,000	1,019,700
Golden State RE II, Ltd.
2.180%, 01/08/19 (144A) (b)	1,000,000	994,300
Gullane Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/23/17 (f)	1,900,000	2,083,730
Hereford Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	504,600	579,584
Ibis Re II, Ltd.
3.980%, 06/28/16 (144A) (b)	750,000	765,450
4.490%, 06/28/16 (144A) (b)	250,000	255,800
Kilimanjaro Re, Ltd.
3.730%, 11/25/19 (144A) (b)	1,050,000	1,040,235
4.480%, 04/30/18 (144A) (b)	250,000	248,275
4.740%, 04/30/18 (144A) (b)	1,900,000	1,911,210
Kingsbarn Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 12/18/15 (f)	800,000	771,920
Liberty Mutual Insurance Co.
7.697%, 10/15/97 (144A)	2,600,000	3,289,538
Loma Reinsurance, Ltd.
8.240%, 01/08/18 (144A) (b)	300,000	312,270
Longpoint Re, Ltd. III
4.180%, 05/18/16 (144A) (b)	825,000	836,963
LRE 2015 Segregated Account (Prime Bermuda)
Zero Coupon, 03/30/18 (f)	750,000	793,575
Merna Re V, Ltd.
1.990%, 04/07/17 (144A) (b)	1,000,000	998,100
Muirfield Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	800,400	878,679
Northshore Re, Ltd.
7.230%, 07/05/16 (144A) (b)	1,100,000	1,126,290
OneBeacon U.S. Holdings, Inc.
4.600%, 11/09/22	1,200,000	1,221,080
Pangaea Re Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 02/01/19 (f)	1,200,000	1,355,160
Pangaea Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 11/20/19 (f)	1,000,000	1,032,900
Prudential Financial, Inc.
5.625%, 06/15/43 (b)	1,750,000	1,806,000
5.875%, 09/15/42 (b)	1,200,000	1,269,000
8.875%, 06/15/38 (b)	915,000	1,050,191
Queen Street VII Re, Ltd.
8.590%, 04/08/16 (144A) (b)	950,000	960,450

Insurance—(Continued)
Residential Reinsurance 2011, Ltd.
8.880%, 12/06/15 (144A) (b)	250,000	251,700
Residential Reinsurance 2012, Ltd.
4.480%, 12/06/16 (144A) (b)	1,400,000	1,424,080
5.730%, 12/06/16 (144A) (b)	1,250,000	1,283,500
7.980%, 06/06/16 (144A) (b)	950,000	992,085
9.980%, 06/06/16 (144A) (b)	800,000	844,960
Residential Reinsurance 2013, Ltd.
9.240%, 06/06/17 (144A) (b)	350,000	370,405
Sanders Re, Ltd.
2.990%, 05/25/18 (144A) (b)	500,000	496,350
3.480%, 05/05/17 (144A) (b)	500,000	501,750
3.830%, 06/07/17 (144A) (b)	750,000	758,850
3.980%, 05/05/17 (144A) (b)	1,500,000	1,511,400
St. Andrews Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/22/16 (f)	1,200,000	1,251,360
Successor X, Ltd.
11.230%, 11/10/15 (144A) (b)	250,000	250,450
Tar Heel Re, Ltd.
8.480%, 05/09/16 (144A) (b)	400,000	415,200
Tokio Tralee 2015 Re
Zero Coupon, 07/15/17 (JPY)	90,479,517	753,688
Troon Segregated Account (Kane SAC, Ltd.)
Zero Coupon, 01/07/16 (f)	825,900	884,126
Vitality Re IV, Ltd.
2.730%, 01/09/17 (144A) (b)	400,000	404,000
Vitality Re V, Ltd.
1.730%, 01/07/19 (144A) (b)	250,000	248,225
2.480%, 01/07/19 (144A) (b)	250,000	252,025
Voya Financial, Inc.
5.650%, 05/15/53 (b)	450,000	453,600
Wilton Re Finance LLC
5.875%, 03/30/33 (144A) (b)	1,050,000	1,112,084

		56,489,944

Internet—0.3%
Expedia, Inc.
4.500%, 08/15/24	2,400,000	2,408,268
5.950%, 08/15/20 (a)	675,000	748,169

		3,156,437

Investment Company Security—0.1%
Gruposura Finance S.A.
5.700%, 05/18/21 (144A)	915,000	947,940

Iron/Steel—0.5%
Allegheny Technologies, Inc.
9.375%, 06/01/19	1,135,000	1,197,425
Evraz, Inc. N.A. Canada
7.500%, 11/15/19 (144A)	2,050,000	1,947,500
Glencore Funding LLC
4.125%, 05/30/23 (144A) (a)	875,000	688,515
Metalloinvest Finance, Ltd.
5.625%, 04/17/20 (144A) (a)	800,000	752,960

MIST-320

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Samarco Mineracao S.A.
4.125%, 11/01/22 (144A) (a)	1,275,000	$1,013,625
Worthington Industries, Inc.
4.550%, 04/15/26	710,000	709,019

		6,309,044

Leisure Time—0.1%
NCL Corp., Ltd.
5.250%, 11/15/19 (144A)	700,000	713,566

Lodging—0.3%
MGM Resorts International
6.000%, 03/15/23 (a)	2,085,000	2,025,056
Wynn Macau, Ltd.
5.250%, 10/15/21 (144A) (a)	1,310,000	1,137,244

		3,162,300

Machinery-Construction & Mining—0.1%
Ormat Funding Corp.
8.250%, 12/30/20	637,234	637,234

Machinery-Diversified—0.2%
Cummins, Inc.
5.650%, 03/01/98	2,375,000	2,538,027
6.750%, 02/15/27 (a)	138,000	175,188

		2,713,215

Media—0.5%
CBS Corp.
4.600%, 01/15/45	1,147,000	1,009,642
CCO Safari II LLC
6.384%, 10/23/35 (144A)	3,135,000	3,171,827
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.950%, 01/15/25 (a)	700,000	686,576
Globo Comunicacao e Participacoes S.A.
4.843%, 06/08/25 (144A)	715,000	622,050
Numericable-SFR SAS
6.000%, 05/15/22 (144A)	975,000	939,656

		6,429,751

Metal Fabricate/Hardware—0.2%
Elementia S.A.B. de C.V.
5.500%, 01/15/25 (144A)	1,530,000	1,430,550
Valmont Industries, Inc.
6.625%, 04/20/20	314,000	360,404

		1,790,954

Mining—0.7%
Freeport-McMoRan, Inc.
3.875%, 03/15/23	1,605,000	1,193,719
Fresnillo plc
5.500%, 11/13/23 (144A)	1,275,000	1,294,125

Mining—(Continued)
Gold Fields Orogen Holding BVI, Ltd.
4.875%, 10/07/20 (144A)	3,310,000	2,664,550
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.550%, 10/28/20 (144A)	1,400,000	1,386,224
Vedanta Resources plc
6.000%, 01/31/19 (144A)	1,150,000	833,563
9.500%, 07/18/18 (144A)	725,000	605,917
Volcan Cia Minera SAA
5.375%, 02/02/22 (144A)	625,000	517,187

		8,495,285

Multi-National—1.3%
Africa Finance Corp.
4.375%, 04/29/20 (144A)	1,950,000	1,960,238
European Bank for Reconstruction & Development
6.000%, 03/03/16 (INR)	227,300,000	3,451,504
Inter-American Development Bank
6.000%, 09/05/17 (INR)	37,550,000	565,052
International Bank for Reconstruction & Development
4.625%, 10/06/21 (NZD)	1,930,000	1,312,417
5.750%, 10/21/19 (AUD)	1,600,000	1,266,568
International Finance Corp.
6.300%, 11/25/24 (INR)	47,580,000	677,513
7.750%, 12/03/16 (INR)	189,120,000	2,899,512
8.250%, 06/10/21 (INR)	190,030,000	3,060,716

		15,193,520

Municipal—0.2%
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/28 (144A)	3,000,000	2,370,000

Oil & Gas—3.1%
Antero Resources Corp.
5.375%, 11/01/21	2,640,000	2,323,200
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/22 (144A)	1,875,000	1,781,250
Bonanza Creek Energy, Inc.
5.750%, 02/01/23	840,000	546,000
Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
6.500%, 04/15/21	1,073,000	965,700
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20	1,085,000	1,014,475
Denbury Resources, Inc.
4.625%, 07/15/23 (a)	2,120,000	1,144,800
5.500%, 05/01/22	900,000	535,500
Dolphin Energy, Ltd.
5.500%, 12/15/21 (144A)	470,000	530,417
Ensco plc
4.500%, 10/01/24 (a)	2,550,000	1,883,774

MIST-321

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EP Energy LLC / Everest Acquisition Finance, Inc.
7.750%, 09/01/22	30,000	$24,000
9.375%, 05/01/20	2,645,000	2,274,700
Gazprom OAO Via Gaz Capital S.A.
4.950%, 07/19/22 (144A)	200,000	182,036
8.146%, 04/11/18 (144A)	190,000	201,676
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.750%, 10/01/25 (144A) (a)	1,505,000	1,324,400
KazMunayGas National Co. JSC
4.400%, 04/30/23 (144A)	600,000	504,000
Linn Energy LLC / Linn Energy Finance Corp.
6.250%, 11/01/19	1,375,000	350,625
8.625%, 04/15/20	825,000	222,750
Newfield Exploration Co.
5.625%, 07/01/24	1,625,000	1,535,625
Noble Energy, Inc.
5.625%, 05/01/21	755,000	759,530
5.875%, 06/01/22 (a)	1,160,000	1,157,812
Novatek OAO via Novatek Finance, Ltd.
4.422%, 12/13/22 (144A)	2,600,000	2,241,304
Oasis Petroleum, Inc.
6.875%, 03/15/22 (a)	784,000	621,163
6.875%, 01/15/23	2,050,000	1,588,750
Offshore Group Investment, Ltd.
7.500%, 11/01/19 (a)	190,000	61,750
Pacific Exploration and Production Corp.
5.375%, 01/26/19 (144A) (a)	710,000	262,700
PDC Energy, Inc.
7.750%, 10/15/22 (a)	35,000	34,825
Petrobras Global Finance B.V.
3.000%, 01/15/19 (a)	2,375,000	1,715,937
Petroleos Mexicanos
7.190%, 09/12/24 (144A) (MXN)	2,715,000	152,590
Rosneft Finance S.A.
6.625%, 03/20/17 (144A)	375,000	385,781
7.500%, 07/18/16 (144A)	1,090,000	1,118,612
Rowan Cos., Inc.
4.750%, 01/15/24 (a)	3,125,000	2,289,178
5.850%, 01/15/44 (a)	1,305,000	815,436
SandRidge Energy, Inc.
7.500%, 03/15/21	625,000	137,500
SM Energy Co.
5.000%, 01/15/24 (a)	210,000	177,713
5.625%, 06/01/25	695,000	597,700
6.500%, 01/01/23	195,000	181,350
Swift Energy Co.
7.875%, 03/01/22 (a)	1,130,000	299,450
Tesoro Corp.
5.375%, 10/01/22 (a)	1,630,000	1,597,400
Valero Energy Corp.
9.375%, 03/15/19	1,230,000	1,500,069
WPX Energy, Inc.
7.500%, 08/01/20 (a)	1,675,000	1,532,625

		36,574,103

Oil & Gas Services—0.6%
Calfrac Holdings L.P.
7.500%, 12/01/20 (144A) (a)	425,000	265,625
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
6.750%, 02/01/22 (a)	2,278,000	1,999,515
SESI LLC
7.125%, 12/15/21	1,460,000	1,432,625
Weatherford International, Ltd.
5.950%, 04/15/42	3,575,000	2,485,379
9.625%, 03/01/19	1,209,000	1,295,243

		7,478,387

Packaging & Containers—0.4%
AEP Industries, Inc.
8.250%, 04/15/19	290,000	295,075
Ardagh Packaging Finance plc
9.125%, 10/15/20 (144A)	2,325,000	2,423,812
9.250%, 10/15/20 (144A) (EUR)	400,000	466,961
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
6.750%, 01/31/21 (144A)	300,000	300,750
7.000%, 11/15/20 (144A)	211,765	211,765
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/23 (144A) (a)	355,000	357,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
9.875%, 08/15/19	705,000	729,675

		4,785,257

Pharmaceuticals—0.2%
Endo Finance Co.
5.750%, 01/15/22 (144A)	1,000,000	990,000
Endo Finance LLC / Endo Finco, Inc.
5.375%, 01/15/23 (144A)	480,000	461,400
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc.
6.000%, 02/01/25 (144A)	495,000	480,769

		1,932,169

Pipelines—3.0%
Boardwalk Pipelines L.P.
4.950%, 12/15/24	2,450,000	2,269,344
Buckeye Partners L.P.
6.050%, 01/15/18	505,000	532,686
DCP Midstream LLC
5.850%, 05/21/43 (144A) (b)	2,301,000	1,840,800
9.750%, 03/15/19 (144A)	1,267,000	1,419,242
DCP Midstream Operating L.P.
5.600%, 04/01/44	650,000	526,088
EnLink Midstream Partners L.P.
4.400%, 04/01/24 (a)	1,869,000	1,779,400
Enterprise Products Operating LLC
3.700%, 02/15/26 (a)	500,000	472,474
3.750%, 02/15/25 (a)	1,375,000	1,310,398
8.375%, 08/01/66 (b)	1,059,000	1,041,791

MIST-322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.750%, 08/01/22	2,750,000	$2,580,875
Kinder Morgan, Inc.
5.550%, 06/01/45	4,130,000	3,430,523
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp.
4.875%, 12/01/24	3,090,000	2,827,350
ONEOK, Inc.
6.875%, 09/30/28	1,850,000	1,646,500
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25	725,000	727,689
6.125%, 01/15/17	1,467,000	1,542,634
Questar Pipeline Co.
5.830%, 02/01/18	1,441,000	1,572,311
Sabine Pass Liquefaction LLC
5.625%, 02/01/21	2,150,000	1,994,125
5.625%, 03/01/25 (144A)	600,000	528,750
Spectra Energy Capital LLC
6.200%, 04/15/18	1,109,000	1,201,222
6.750%, 07/15/18	600,000	663,983
Sunoco Logistics Partners Operations L.P.
6.100%, 02/15/42	1,700,000	1,523,969
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/18 (144A)	1,400,000	1,333,500
Williams Cos., Inc. (The)
5.750%, 06/24/44	2,440,000	1,685,242
7.750%, 06/15/31	1,549,000	1,371,971

		35,822,867

Real Estate Investment Trusts—1.2%
Alexandria Real Estate Equities, Inc.
2.750%, 01/15/20	1,575,000	1,572,338
3.900%, 06/15/23	811,000	807,938
4.600%, 04/01/22	575,000	604,256
Communications Sales & Leasing, Inc. / CSL Capital LLC
6.000%, 04/15/23 (144A)	1,300,000	1,157,000
CubeSmart L.P.
4.800%, 07/15/22 (a)	550,000	597,897
DCT Industrial Operating Partnership L.P.
4.500%, 10/15/23	1,250,000	1,292,176
Equinix, Inc.
5.375%, 01/01/22	900,000	895,500
5.750%, 01/01/25	1,100,000	1,091,750
Healthcare Realty Trust, Inc.
5.750%, 01/15/21	630,000	706,015
Highwoods Realty L.P.
3.625%, 01/15/23	1,525,000	1,530,947
Omega Healthcare Investors, Inc.
4.950%, 04/01/24	1,880,000	1,900,445
Piedmont Operating Partnership L.P.
3.400%, 06/01/23 (a)	1,880,000	1,781,349

Real Estate Investment Trusts—(Continued)
WP Carey, Inc.
4.600%, 04/01/24	522,000	532,322

		14,469,933

Retail—0.4%
CVS Pass-Through Trust
5.773%, 01/10/33 (144A)	826,347	909,837
Outerwall, Inc.
6.000%, 03/15/19 (a)	965,000	960,175
QVC, Inc.
4.450%, 02/15/25	3,250,000	3,133,588

		5,003,600

Semiconductors—0.6%
Advanced Micro Devices, Inc.
7.000%, 07/01/24 (a)	1,290,000	799,800
Intel Corp.
4.900%, 07/29/45	4,375,000	4,528,860
Micron Technology, Inc.
5.250%, 08/01/23 (144A)	2,380,000	2,189,124

		7,517,784

Software—0.3%
Activision Blizzard, Inc.
5.625%, 09/15/21 (144A)	1,100,000	1,157,750
Audatex North America, Inc.
6.000%, 06/15/21 (144A)	2,350,000	2,354,677

		3,512,427

Sovereign—0.3%
Instituto Costarricense de Electricidad
6.375%, 05/15/43 (144A)	850,000	680,000
6.950%, 11/10/21 (144A)	1,520,000	1,540,900
IPIC GMTN, Ltd.
5.500%, 03/01/22 (144A)	1,680,000	1,913,100

		4,134,000

Telecommunications—2.2%
Altice Financing S.A.
6.500%, 01/15/22 (144A)	1,250,000	1,206,888
AT&T, Inc.
4.750%, 05/15/46	1,250,000	1,145,371
CenturyLink, Inc.
6.450%, 06/15/21	700,000	640,500
7.600%, 09/15/39	700,000	530,250
Crown Castle Towers LLC
4.883%, 08/15/20 (144A)	1,600,000	1,728,278
6.113%, 01/15/20 (144A)	785,000	884,638
Frontier Communications Corp.
7.125%, 01/15/23	277,000	227,666
8.500%, 04/15/20	1,498,000	1,456,805
8.750%, 04/15/22	1,950,000	1,736,533
8.875%, 09/15/20 (144A) (a)	50,000	49,000
10.500%, 09/15/22 (144A)	50,000	48,750

MIST-323

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
GTP Acquisition Partners I LLC
2.350%, 06/15/20 (144A)	2,000,000	$1,994,280
GTP Cellular Sites LLC
3.721%, 03/15/17 (144A)	576,280	581,122
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A) (a)	1,425,000	1,418,759
Sprint Corp.
7.250%, 09/15/21 (a)	1,850,000	1,514,688
T-Mobile USA, Inc.
6.542%, 04/28/20	900,000	914,625
6.625%, 11/15/20	875,000	889,219
Unison Ground Lease Funding LLC
2.981%, 03/15/20 (144A)	1,100,000	1,105,961
Verizon Communications, Inc.
5.012%, 08/21/54	1,652,000	1,503,558
6.550%, 09/15/43	1,649,000	1,948,201
VimpelCom Holdings B.V.
7.504%, 03/01/22 (144A)	2,500,000	2,506,250
9.000%, 02/13/18 (144A) (RUB)	34,300,000	479,990
Windstream Services LLC
6.375%, 08/01/23 (a)	265,000	190,959
7.750%, 10/15/20 (a)	1,615,000	1,372,750

		26,075,041

Textiles—0.0%
Mohawk Industries, Inc.
3.850%, 02/01/23	575,000	583,277

Transportation—0.3%
Far East Capital, Ltd. S.A.
8.000%, 05/02/18	400,000	235,800
Golar LNG Partners L.P.
6.460%, 10/12/17 (NOK) (b)	6,000,000	715,360
Inversiones Alsacia S.A.
8.000%, 12/31/18 (144A)	1,395,984	699,080
Pelabuhan Indonesia II PT
4.250%, 05/05/25 (144A)	1,935,000	1,690,571

		3,340,811

Trucking & Leasing—0.2%
GATX Corp.
6.000%, 02/15/18	1,896,000	2,059,856

Total Corporate Bonds & Notes (Cost $539,774,016)		517,397,960

U.S. Treasury & Government Agencies—21.1%

Agency Sponsored Mortgage - Backed—17.4%
Fannie Mae 15 Yr. Pool
2.500%, 07/01/30	2,676,010	2,732,864
3.000%, 07/01/30	1,183,396	1,233,907
3.500%, 02/01/29	2,648,318	2,799,611
4.000%, 07/01/18	84,149	88,035
4.000%, 08/01/18	105,077	109,940

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.000%, 03/01/19	112,358	117,554
5.000%, 02/01/20	49,044	51,108
5.000%, 10/01/20	244,432	260,778
5.000%, 12/01/21	26,026	28,135
5.000%, 02/01/22	8,947	9,682
5.000%, 06/01/22	24,461	26,461
5.000%, 09/01/22	204,501	212,616
5.000%, 07/01/23	159,259	172,198
Fannie Mae 30 Yr. Pool
3.500%, 11/01/40	2,763,477	2,889,638
3.500%, 08/01/42	10,803,579	11,295,101
3.500%, 12/01/42	937,359	984,614
3.500%, 07/01/43	2,575,223	2,691,954
3.500%, 02/01/44	3,825,377	3,996,433
3.500%, 04/01/45	4,194,823	4,379,965
4.000%, 10/01/39	50,284	53,672
4.000%, 12/01/40	1,018,950	1,106,103
4.000%, 07/01/41	974,226	1,043,591
4.000%, 12/01/41	573,858	613,487
4.000%, 01/01/42	704,994	753,997
4.000%, 04/01/42	1,089,531	1,165,216
4.000%, 06/01/42	913,050	977,105
4.000%, 07/01/42	3,636,085	3,915,213
4.000%, 08/01/42	3,247,778	3,477,164
4.000%, 12/01/42	118,290	126,361
4.000%, 05/01/44	2,145,354	2,289,912
4.000%, 07/01/44	2,810,364	2,999,731
4.000%, 08/01/44	548,418	585,371
4.000%, 09/01/44	959,340	1,024,082
4.000%, 10/01/44	156,281	166,812
4.000%, 11/01/44	5,695,822	6,081,709
4.000%, 12/01/44	350,152	373,815
4.000%, 01/01/45	987,515	1,054,403
4.000%, 02/01/45	59,241	63,460
4.500%, 03/01/35	43,283	46,897
4.500%, 07/01/35	107,033	116,473
4.500%, 05/01/39	2,778,049	3,063,404
4.500%, 08/01/40	8,446,165	9,177,299
4.500%, 11/01/40	4,322,248	4,697,323
4.500%, 12/01/40	689,303	755,143
4.500%, 05/01/41	5,740,371	6,238,272
4.500%, 07/01/41	3,273,978	3,574,541
4.500%, 11/01/41	419,256	454,584
4.500%, 12/01/41	94,994	103,320
4.500%, 11/01/43	4,971,635	5,400,608
4.500%, 08/01/44	1,632,585	1,774,119
5.000%, 01/01/38	4,034,757	4,458,136
5.000%, 01/01/39	592,200	651,614
5.000%, 06/01/40	301,604	332,965
5.000%, 07/01/40	235,663	259,997
6.000%, 03/01/32	595	679
6.000%, 07/01/37	40,708	46,031
6.000%, 07/01/38	370,356	418,137
6.500%, 10/01/31	594	679
6.500%, 02/01/32	427	488
6.500%, 12/01/36	1,979	2,261

MIST-324

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 03/01/37	51,858	$59,241
6.500%, 10/01/37	38,146	46,001
7.000%, 09/01/29	224	241
7.500%, 01/01/30	637	788
7.500%, 10/01/30	97	111
Fannie Mae REMICS (CMO)
3.500%, 01/25/29 (g)	237,901	9,717
4.500%, 06/25/29	473,419	508,254
5.000%, 09/25/39	42,890	43,993
Freddie Mac 15 Yr. Gold Pool
2.500%, 01/01/30	180,733	184,627
2.500%, 04/01/30	101,704	103,897
3.000%, 10/01/29	1,757,420	1,830,145
3.500%, 11/01/28	1,566,260	1,667,337
4.500%, 11/01/18	49,767	51,641
5.000%, 12/01/21	86,290	92,805
5.500%, 10/01/16	424	425
6.000%, 06/01/17	5,452	5,618
Freddie Mac 30 Yr. Gold Pool
3.500%, 10/01/40	608,202	634,618
3.500%, 08/01/43	3,263,656	3,405,709
3.500%, 03/01/45	4,852,648	5,054,575
3.500%, 07/01/45	94,697	99,195
4.000%, 01/01/44	2,810,581	2,994,889
4.000%, 02/01/44	425,795	455,741
4.000%, 04/01/44	5,351,557	5,702,491
4.000%, 07/01/44	15,858,603	16,912,300
4.000%, 12/01/44	1,140,004	1,216,632
4.500%, 04/01/41	1,826,785	1,989,868
4.500%, 03/01/42	2,814,878	3,055,416
4.500%, 05/01/44	1,026,438	1,111,879
5.000%, 05/01/34	312,601	343,927
5.000%, 06/01/35	54,276	59,411
5.000%, 05/01/37	285,360	313,045
5.000%, 09/01/38	49,814	54,538
5.000%, 10/01/38	121,242	132,756
5.000%, 11/01/39	1,050,470	1,153,689
5.000%, 12/01/39	268,292	299,587
5.500%, 06/01/41	784,719	869,134
6.000%, 06/01/35	24,575	27,616
6.000%, 12/01/36	26,441	30,028
Ginnie Mae I 15 Yr. Pool
5.000%, 10/15/18	60,434	63,651
5.500%, 08/15/19	21,937	22,893
5.500%, 10/15/19	121,885	129,057
6.000%, 05/15/17	305	311
6.000%, 06/15/17	752	770
6.000%, 08/15/19	6,213	6,497
Ginnie Mae I 30 Yr. Pool
3.500%, 07/15/42	3,621,535	3,805,774
3.500%, TBA (h)	9,115,000	9,538,134
4.000%, 06/15/39	13,225	14,105
4.000%, 09/15/39	678,235	723,494
4.000%, 06/15/40	59,005	62,927
4.000%, 12/15/40	73,824	78,755
4.000%, 02/15/41	624,598	675,258

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 06/15/41	13,535	14,509
4.000%, 07/15/41	423,450	451,635
4.000%, 01/15/42	14,337	15,290
4.000%, 02/15/42	13,099	14,001
4.000%, 04/15/42	10,516	11,215
4.000%, 08/15/43	1,041,782	1,111,138
4.000%, 03/15/44	1,911,711	2,038,980
4.000%, 05/15/44	228,594	243,791
4.000%, 08/15/44	503,034	537,173
4.000%, 09/15/44	2,403,176	2,563,182
4.000%, 11/15/44	2,400,620	2,560,460
4.000%, 12/15/44	880,587	940,658
4.000%, 01/15/45	6,999,999	7,466,079
4.000%, 02/15/45	912,084	972,815
4.000%, 06/15/45	634,147	677,526
4.500%, 09/15/33	128,037	140,911
4.500%, 05/15/34	253,769	277,369
4.500%, 12/15/34	51,827	56,190
4.500%, 04/15/35	234,948	255,001
4.500%, 10/15/35	78,991	85,640
4.500%, 04/15/39	1,821,335	1,979,959
4.500%, 01/15/40	2,782,694	3,044,892
4.500%, 09/15/40	358,871	389,078
4.500%, 07/15/41	510,932	553,942
4.500%, 08/15/41	565,953	614,287
5.000%, 05/15/34	934,682	1,046,332
5.000%, 04/15/35	14,282	16,058
5.500%, 01/15/34	79,519	91,019
5.500%, 04/15/34	26,053	29,744
5.500%, 07/15/34	139,327	158,989
5.500%, 10/15/34	114,337	129,933
5.500%, 06/15/35	46,722	52,513
5.500%, 11/15/35	58,952	66,593
5.750%, 10/15/38	143,589	162,251
6.000%, 02/15/24	1,027	1,154
6.000%, 11/15/28	604	679
6.000%, 02/15/33	2,399	2,763
6.000%, 03/15/33	9,657	11,088
6.000%, 06/15/33	6,568	7,570
6.000%, 07/15/33	9,021	10,418
6.000%, 09/15/33	9,890	11,178
6.000%, 10/15/33	3,962	4,572
6.000%, 08/15/34	41,130	47,025
6.500%, 03/15/29	3,951	4,530
6.500%, 02/15/32	1,399	1,604
6.500%, 03/15/32	1,521	1,832
6.500%, 11/15/32	5,007	5,822
7.000%, 03/15/31	334	381
Ginnie Mae II 30 Yr. Pool
3.500%, 03/20/45	489,179	513,678
3.500%, 04/20/45	767,932	807,311
3.500%, 08/20/45	2,320,244	2,435,208
4.000%, 10/20/44	1,968,509	2,098,606
4.500%, 09/20/41	626,854	681,529
5.000%, 08/20/34	101,344	112,562
5.500%, 03/20/34	12,131	13,719

MIST-325

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 05/20/32	16,793	$18,818
6.000%, 11/20/33	20,092	22,514
Government National Mortgage Association (CMO)
3.000%, 04/20/41	1,056,623	1,101,975
4.500%, 09/20/39	1,890,136	2,047,403
4.973%, 04/16/42	11,538	11,534

		207,912,905

U.S. Treasury—3.7%
U.S. Treasury Inflation Indexed Bond
0.750%, 02/15/45 (i)	21,445,025	18,597,147
U.S. Treasury Inflation Indexed Note
0.125%, 07/15/24 (i)	26,710,267	25,484,666

		44,081,813

Total U.S. Treasury & Government Agencies (Cost $250,759,810)		251,994,718

Mortgage-Backed Securities—11.4%

Collateralized Mortgage Obligations—7.1%
Alternative Loan Trust
0.834%, 07/25/35 (b)	1,300,000	1,178,277
Banc of America Alternative Loan Trust
5.750%, 04/25/33	526,415	545,306
6.000%, 11/25/34	340,478	346,301
Banc of America Mortgage Securities, Inc.
5.750%, 01/25/35	452,928	462,924
Bear Stearns Adjustable Rate Mortgage Trust
3.153%, 02/25/35 (b)	198,312	196,230
Bear Stearns ALT-A Trust
0.944%, 01/25/35 (b)	1,515,000	1,292,006
0.944%, 03/25/35 (b)	1,330,000	1,143,353
1.094%, 09/25/34 (b)	752,770	628,222
1.124%, 01/25/35 (b)	1,370,462	1,154,012
Citigroup Mortgage Loan Trust, Inc.
1.199%, 09/25/37 (144A) (b)	84,367	84,307
5.500%, 08/25/34	687,538	738,489
Countrywide Alternative Loan Trust
5.250%, 09/25/33	569,621	599,990
5.750%, 12/25/33	950,934	994,908
Countrywide Home Loan Mortgage Pass-Through Trust
3.028%, 09/25/33 (b)	4,124	3,895
Credit Suisse First Boston Mortgage Securities Corp.
0.894%, 10/25/34 (b)	2,793,272	2,345,965
5.000%, 08/25/20	82,120	81,949
Credit Suisse Mortgage Capital Certificates Trust
3.500%, 10/25/44 (144A) (b)	3,789,601	3,908,210
3.500%, 02/25/45 (144A)	962,248	975,367
CSMLT Trust
3.500%, 08/25/45	1,850,000	1,875,893

Collateralized Mortgage Obligations—(Continued)
EverBank Mortgage Loan Trust
2.500%, 03/25/43 (144A) (b)	1,435,600	1,371,671
Freddie Mac Whole Loan Securities Trust
3.500%, 05/25/45	1,208,017	1,225,357
Global Mortgage Securitization, Ltd.
0.464%, 04/25/32 (b)	1,098,351	1,051,785
5.250%, 04/25/32	459,962	444,518
GSR Mortgage Loan Trust
6.000%, 12/25/34	604,464	620,619
Homestar Mortgage Acceptance Corp.
1.294%, 01/25/35 (b)	1,705,000	1,661,342
Impac CMB Trust
0.834%, 09/25/34 (b)	937,089	895,355
0.994%, 10/25/34 (b)	443,343	422,515
JPMorgan Alternative Loan Trust
0.834%, 01/25/36 (b)	186,108	171,259
JPMorgan Mortgage Trust
2.500%, 03/25/43 (144A) (b)	5,353,724	5,366,536
3.000%, 10/25/29 (144A) (b)	3,021,514	3,095,399
3.000%, 06/25/45 (144A) (b)	3,090,735	3,017,750
3.456%, 07/25/43	1,840,145	1,833,057
3.500%, 05/25/43 (144A) (b)	1,038,457	1,056,995
3.500%, 01/25/44 (144A) (b)	781,267	798,895
3.683%, 05/25/43 (144A) (b)	643,380	656,914
6.000%, 09/25/34	585,704	616,131
LSTAR Securities Investment Trust
2.199%, 01/01/20 (144A) (b)	2,358,360	2,342,825
MASTR Alternative Loan Trust
6.000%, 07/25/34	979,739	996,937
6.095%, 01/25/35 (b)	198,283	210,136
Morgan Stanley Mortgage Loan Trust
0.654%, 11/25/35 (b)	708,000	611,846
0.694%, 09/25/35 (b)	719,000	646,667
Morgan Stanley Residential Mortgage Loan Trust
2.987%, 06/25/44 (144A) (b)	3,285,532	3,202,045
New Residential Mortgage Loan Trust
3.750%, 01/25/54 (144A) (b)	1,738,643	1,795,360
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.500%, 08/25/33	400,318	417,000
NRP Mortgage Trust
3.250%, 07/25/43 (144A) (b)	813,933	831,207
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.674%, 07/25/35 (b)	1,200,000	1,025,566
Opteum Mortgage Acceptance Corp. Trust
0.684%, 11/25/35 (b)	1,936,000	1,567,448
PHH Mortgage Capital LLC
6.600%, 12/25/27 (144A)	24,569	24,516
RESI Finance L.P.
1.603%, 09/10/35 (144A) (b)	2,071,168	1,861,226
Residential Accredit Loans, Inc. Trust
0.744%, 07/25/33 (b)	524,989	485,770
0.794%, 04/25/34 (b)	114,027	112,599
4.750%, 04/25/34	173,798	177,816

MIST-326

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Residential Accredit Loans, Inc. Trust
5.000%, 03/25/19	50,192	$50,782
5.500%, 09/25/32	138,549	142,224
RFMSI Trust
5.250%, 04/25/34	1,219,324	1,099,933
5.250%, 07/25/35	540,195	551,629
Sequoia Mortgage Trust
0.966%, 07/20/34 (b)	1,687,194	1,353,050
2.250%, 06/25/43 (b)	487,019	474,216
2.500%, 04/25/43 (b)	1,443,346	1,394,408
2.500%, 05/25/43 (144A) (b)	1,105,876	1,057,322
2.500%, 05/25/43 (b)	2,898,873	2,818,702
3.000%, 06/25/43 (b)	1,558,033	1,538,331
3.500%, 07/25/43 (144A)	1,529,250	1,450,487
3.500%, 07/25/45 (144A) (b)	1,557,300	1,570,014
3.536%, 03/25/43 (b)	877,023	863,349
3.638%, 02/25/43 (b)	915,983	933,164
3.735%, 07/25/45 (144A) (b)	1,890,380	1,870,117
Springleaf Mortgage Loan Trust
5.300%, 12/25/59 (144A) (b)	175,000	175,358
Structured Adjustable Rate Mortgage Loan Trust
1.096%, 11/25/34 (b)	1,890,959	1,739,682
2.538%, 02/25/34 (b)	213,957	214,894
2.918%, 03/25/34 (b)	131,917	131,025
Structured Asset Securities Corp. Mortgage Certificates
2.563%, 10/25/33 (b)	433,818	430,341
Thornburg Mortgage Securities Trust
2.252%, 06/25/43 (b)	534,473	531,072
Towd Point Mortgage Trust
3.750%, 11/25/57 (144A) (b)	787,000	812,015
WaMu Mortgage Pass-Through Certificates Trust
2.488%, 08/25/33 (b)	2,614,436	2,511,375
WinWater Mortgage Loan Trust
3.500%, 01/20/45 (144A) (b)	1,221,859	1,236,634
3.500%, 08/20/45	897,000	904,288

		85,025,078

Commercial Mortgage-Backed Securities—4.3%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	257,212	258,028
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.104%, 07/10/43 (144A) (b)	279,000	279,000
Bayview Commercial Asset Trust
Zero Coupon, 07/25/37 (144A) (g)	4,650,370	0
City Center Trust
4.650%, 07/15/28 (144A) (b)	850,000	856,696
Commercial Mortgage Pass-Through Certificates
2.822%, 10/15/45	720,000	729,025
Commercial Mortgage Trust
2.156%, 07/13/31 (144A) (b)	920,000	912,496
2.436%, 10/15/45	690,000	698,509
2.941%, 01/10/46	1,350,000	1,375,126
3.147%, 08/15/45	550,000	570,150
3.807%, 05/10/48 (144A) (b)	500,000	484,120
4.934%, 12/10/44 (b)	330,000	365,140

Commercial Mortgage-Backed Securities—(Continued)
DBUBS Mortgage Trust
5.583%, 08/10/44 (144A) (b)	1,400,000	1,588,065
5.735%, 11/10/46 (144A) (b)	600,000	669,038
Del Coronado Trust
2.157%, 03/15/26 (144A) (b)	484,000	481,737
EQTY Mortgage Trust
3.650%, 05/08/31 (144A) (b)	750,000	742,205
FREMF Mortgage Trust
3.274%, 04/25/46 (144A) (b)	600,000	611,447
3.297%, 03/25/45 (144A) (b)	700,000	711,084
3.541%, 11/25/46 (144A) (b)	800,000	808,936
3.872%, 04/25/45 (144A) (b)	1,000,000	1,036,542
4.167%, 11/25/44 (144A) (b)	535,000	555,541
4.176%, 05/25/45 (144A) (b)	988,000	1,022,754
4.493%, 01/25/46 (144A) (b)	765,000	828,308
4.781%, 11/25/49 (144A) (b)	1,050,000	1,135,457
4.931%, 04/25/44 (144A) (b)	1,500,000	1,596,558
5.045%, 07/25/44 (144A) (b)	900,000	956,408
5.333%, 02/25/47 (144A) (b)	400,000	444,040
5.367%, 09/25/45 (144A) (b)	900,000	998,703
5.405%, 09/25/43 (144A) (b)	400,000	447,933
5.624%, 04/25/20 (144A) (b)	600,000	675,427
GAHR Commericial Mortgage Trust
3.495%, 12/15/19 (144A) (b)	2,100,000	2,093,788
GS Mortgage Securities Corp. II
3.682%, 02/10/46 (144A)	750,000	756,871
GS Mortgage Securities Trust
1.948%, 07/15/31 (144A) (b)	885,000	880,455
3.377%, 05/10/45	1,000,000	1,049,629
Irvine Core Office Trust
3.279%, 05/15/48 (144A) (b)	1,250,000	1,280,567
JPMorgan Chase Commercial Mortgage Securities Trust
0.567%, 11/15/18 (144A) (b)	602,399	576,524
3.070%, 12/15/46	1,925,000	1,998,071
3.667%, 04/27/44	500,000	482,359
3.977%, 10/15/45 (144A) (b)	700,000	724,864
5.040%, 10/15/42 (b)	1,830,866	1,830,399
5.623%, 05/12/45	719,896	708,720
5.684%, 11/15/43 (144A) (b)	300,000	326,358
6.208%, 02/15/51 (b)	1,350,000	1,367,870
Lehman Brothers Small Balance Commercial Mortgage Trust
0.394%, 09/25/36 (144A) (b)	279,829	263,509
1.144%, 10/25/37 (144A) (b)	148,815	148,073
LSTAR Securities Investment Trust
3.500%, 04/20/48 (144A) (b)	500,000	493,168
Morgan Stanley Bank of America Merrill Lynch Trust
2.979%, 04/15/47	920,000	955,294
Morgan Stanley Capital I Trust
5.569%, 12/15/44	924,392	974,880
ORES NPL LLC
3.081%, 09/25/25 (144A)	236,910	236,673
RAIT Trust
2.357%, 05/13/31 (144A) (b)	500,000	495,426

MIST-327

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Resource Capital Corp. Ltd.
2.357%, 12/15/28 (144A) (b)	2,000,000	$2,000,518
Timberstar Trust
5.668%, 10/15/36 (144A)	540,000	559,968
7.530%, 10/15/36 (144A)	1,549,000	1,599,878
UBS Commercial Mortgage Trust
3.400%, 05/10/45	1,000,000	1,047,711
Velocity Commercial Capital Loan Trust
2.194%, 09/25/44 (144A) (b)	720,706	710,255
Wells Fargo Commercial Mortgage Trust
2.819%, 08/15/50	400,000	412,280
3.477%, 08/15/50	1,250,000	1,308,664
5.799%, 11/15/43 (144A) (b)	950,000	1,039,418
WF-RBS Commercial Mortgage Trust
2.862%, 03/15/47	1,550,000	1,600,136
3.998%, 03/15/44 (144A)	520,000	548,199
5.392%, 02/15/44 (144A) (b)	250,000	270,683
5.433%, 06/15/44 (144A) (b)	400,000	422,674

		51,002,355

Total Mortgage-Backed Securities (Cost $133,820,179)		136,027,433

Floating Rate Loans (j)—8.0%

Advertising—0.1%
Affinion Group, Inc.
Term Loan B, 6.750%, 04/30/18	1,329,232	1,255,294

Aerospace/Defense—0.2%
DigitalGlobe, Inc.
Term Loan B, 3.750%, 01/31/20	928,200	925,149
DynCorp International LLC
Term Loan B, 6.250%, 07/07/16	154,176	150,964
TASC, Inc.
Term Loan B, 7.000%, 05/30/20	1,573,439	1,579,340

		2,655,453

Airlines—0.1%
Delta Air Lines, Inc.
Term Loan B1, 3.250%, 10/18/18	972,500	972,120

Auto Components—0.1%
Federal-Mogul Holdings Corp.
Term Loan C, 4.750%, 04/15/21	761,478	726,260
MPG Holdco I, Inc.
Term Loan B, 3.750%, 10/20/21	606,109	605,513

		1,331,773

Auto Manufacturers—0.3%
Chrysler Group LLC
Term Loan B, 3.500%, 05/24/17	2,982,613	2,977,790
Navistar International Corp.
Term Loan B, 6.500%, 08/17/17	500,000	488,750

		3,466,540

Auto Parts & Equipment—0.4%
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan, 3.750%, 04/30/19	625,000	627,238
Remy International, Inc.
Term Loan B, 4.250%, 03/05/20	902,392	902,956
TI Group Automotive Systems LLC
Term Loan, 4.500%, 06/24/22	793,779	780,549
Tower Automotive Holdings USA LLC
Term Loan, 4.000%, 04/23/20	2,338,500	2,318,038

		4,628,781

Building Materials—0.0%
U.S. Silica Co.
Term Loan B, 4.000%, 07/23/20	359,231	338,575

Capital Markets—0.1%
Ozburn-Hessey Holding Co. LLC
Term Loan, 6.750%, 05/23/19	576,725	575,644

Chemicals—0.3%
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan, 3.750%, 02/01/20	1,649,195	1,640,720
Chemtura Corp.
Term Loan B, 3.500%, 08/27/16	81,429	81,412
Huntsman International LLC
Term Loan B1, 3.259%, 04/19/19	150,051	146,488
Univar, Inc.
Term Loan, 4.250%, 07/01/22	925,000	912,137
WR Grace & Co.
Delayed Draw Term Loan, 2.750%, 02/03/21	191,128	190,172
Term Loan, 2.750%, 02/03/21	531,113	528,457

		3,499,386

Commercial Services—0.3%
Albany Molecular Research, Inc.
Term Loan B, 5.750%, 07/16/21	575,000	576,437
Interactive Data Corp.
Term Loan, 4.750%, 05/02/21	382,936	382,648
Laureate Education, Inc.
Term Loan B, 5.000%, 06/15/18	471,436	420,757
Monitronics International, Inc.
Term Loan B, 4.250%, 03/23/18	309,905	308,743
ON Assignment, Inc.
Term Loan, 3.750%, 05/19/22	405,368	406,062
Truven Health Analytics, Inc.
Term Loan B, 4.500%, 06/06/19	1,257,994	1,250,509
WCA Waste Corp.
Term Loan, 4.000%, 03/23/18	641,725	639,018

		3,984,174

Computers—0.2%
Expert Global Solutions, Inc.
Term Loan B, 8.500%, 04/03/18	786,140	787,123
SkillSoft Corp.
1st Lien Term Loan, 5.750%, 04/28/21	1,683,000	1,523,115

		2,310,238

MIST-328

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp.
Term Loan B, 3.250%, 11/20/17	652,841	$653,086

Distribution/Wholesale—0.1%
WESCO Distribution, Inc.
Term Loan B, 3.750%, 12/12/19	787,623	788,362

Diversified Consumer Services—0.1%
Knowledge Universe Education LLC
1st Lien Term Loan, 6.000%, 07/28/22	1,000,000	985,000

Diversified Financial Services—0.2%
Ocwen Financial Corp.
Term Loan, 5.000%, 02/15/18	1,515,026	1,515,501
RPI Finance Trust
Term Loan B3, 3.250%, 11/09/18	1,347,109	1,350,476

		2,865,977

Electric—0.3%
Calpine Construction Finance Co. L.P.
Term Loan B1, 3.000%, 05/03/20	1,148,563	1,121,763
Calpine Corp.
Term Loan B5, 3.500%, 05/27/22	1,177,050	1,161,601
NRG Energy, Inc.
Term Loan B, 2.750%, 07/02/18	886,092	870,462
NSG Holdings LLC
Term Loan, 3.750%, 12/11/19	648,334	643,472

		3,797,298

Electric Utilities—0.0%
Star West Generation LLC
Term Loan B, 4.250%, 03/13/20	466,751	465,000

Electrical Components & Equipment—0.0%
Pelican Products, Inc.
Term Loan, 5.250%, 04/10/20	274,349	274,692

Energy-Alternate Sources—0.2%
Exgen Renewables I LLC
Term Loan, 0.000%, 02/08/21 (k)	600,000	604,500
TerraForm AP Acquisition Holdings LLC
Term Loan B, 5.000%, 06/26/22	1,221,938	1,191,389

		1,795,889

Entertainment—0.1%
Pinnacle Entertainment, Inc.
Term Loan B2, 3.750%, 08/13/20	254,341	254,545
Six Flags Theme Parks, Inc.
Term Loan B, 3.501%, 06/17/22	698,250	699,996

		954,541

Environmental Control—0.1%
Waste Industries USA, Inc.
Term Loan B, 4.250%, 02/27/20	517,400	520,630

Food—0.2%
AdvancePierre Foods, Inc.
Term Loan, 5.750%, 07/10/17	169,572	169,915
JBS USA LLC
Incremental Term Loan, 0.000%, 09/18/20 (k)	855,892	855,223
Pinnacle Foods Finance LLC
Term Loan G, 3.000%, 04/29/20	856,153	855,751

		1,880,889

Forest Products & Paper—0.1%
Appvion, Inc.
Term Loan, 5.809%, 06/28/19	954,537	897,862
Coveris Holdings S.A.
Term Loan B1, 4.500%, 05/08/19	638,677	639,874

		1,537,736

Healthcare-Products—0.2%
Immucor, Inc.
Term Loan B2, 5.000%, 08/17/18	1,367,375	1,361,677
Kinetic Concepts, Inc.
Term Loan E1, 4.500%, 05/04/18	1,190,909	1,191,282

		2,552,959

Healthcare-Services—0.7%
Alliance Healthcare Services, Inc.
Term Loan B, 4.250%, 06/03/19	724,878	722,613
Ardent Legacy Acquisitions, Inc.
Term Loan B, 6.500%, 07/21/21	144,753	145,115
Concentra, Inc.
1st Lien Term Loan, 4.001%, 04/22/22	1,122,188	1,121,477
HCA, Inc.
Extended Term Loan B4, 3.077%, 05/01/18	102,714	102,785
Term Loan B5, 2.944%, 03/31/17	246,328	246,396
Iasis Healthcare LLC
Term Loan B2, 4.500%, 05/03/18	692,724	694,312
IMS Health, Inc.
Term Loan, 3.500%, 03/17/21	629,532	627,496
Kindred Healthcare, Inc.
Term Loan, 4.250%, 04/09/21	1,559,966	1,558,640
Lantheus Medical Imaging, Inc.
Term Loan, 7.000%, 10/15/22	698,250	663,338
MMM Holdings, Inc.
Term Loan, 9.750%, 12/12/17	302,432	226,824
MSO of Puerto Rico, Inc.
Term Loan, 9.750%, 12/12/17	219,867	164,900
Select Medical Corp.
Term Loan B, 3.751%, 06/01/18	374,613	374,222
Surgical Care Affiliates, Inc.
Term Loan B, 4.250%, 03/17/22	2,124,109	2,126,764

		8,774,882

MIST-329

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Home Furnishings—0.0%
Tempur-Pedic International, Inc.
Term Loan B, 3.500%, 03/18/20	197,775	$198,145

Industrial Conglomerates—0.1%
Mirror BidCo Corp.
Term Loan, 4.250%, 12/28/19	1,196,390	1,196,390

Insurance—0.7%
Alliant Holdings I, Inc.
Term Loan B, 4.500%, 08/12/22	144,612	144,250
Confie Seguros Holding II Co.
1st Lien Term Loan, 5.750%, 11/09/18	3,319,645	3,327,944
USI, Inc.
Term Loan B, 4.250%, 12/27/19	4,483,917	4,452,157

		7,924,351

Iron/Steel—0.0%
Essar Steel Algoma, Inc.
Term Loan, 7.500%, 08/09/19	371,250	296,381

Lodging—0.0%
MGM Resorts International
Term Loan B, 3.500%, 12/20/19	497,442	494,256

Machinery-Construction & Mining—0.0%
Terex Corp.
Term Loan, 3.500%, 08/13/21	311,514	312,059

Media—0.5%
Charter Communications Operating LLC
Bridge Term Loan, 0.000%, 05/23/16 (k)	3,395,000	3,395,000
Term Loan F, 3.000%, 01/03/21	1,099,688	1,087,414
Houghton Mifflin Harcourt Publishing Co.
Term Loan B, 4.000%, 05/11/22	299,250	295,883
Hubbard Radio LLC
Term Loan B, 0.000%, 05/15/20 (k)	400,000	398,500
Kasima LLC
Term Loan B, 3.250%, 05/17/21	358,593	358,220
Sinclair Television Group Inc.
Term Loan B1, 3.500%, 07/30/21	399,000	397,005

		5,932,022

Mining—0.1%
FMG Resources (August 2006) Pty, Ltd.
Term Loan B, 0.000%, 06/30/19 (k)	478,779	393,795
Novelis, Inc.
Term Loan B, 4.000%, 06/02/22	798,000	789,106

		1,182,901

Oil & Gas—0.1%
Drillships Financing Holdings, Inc.
Term Loan B1, 6.000%, 03/31/21	670,531	397,290
Glenn Pool Oil & Gas Trust
Term Loan, 4.500%, 05/02/16	311,944	311,164

		708,454

Packaging & Containers—0.2%
BWAY Holding Co., Inc.
Term Loan B, 5.500%, 08/14/20	572,301	571,050
Ranpak Corp.
Term Loan, 4.250%, 10/01/21	372,150	370,521
Reynolds Group Holdings, Inc.
Term Loan, 4.500%, 12/01/18	238,819	239,267
Tekni-Plex, Inc.
Term Loan B, 4.500%, 06/01/22	648,375	646,821

		1,827,659

Pharmaceuticals—0.3%
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan B, 3.750%, 06/11/22	398,225	397,696
Grifols Worldwide Operations USA, Inc.
Term Loan B, 3.194%, 02/27/21	1,004,700	1,006,061
PharMedium Healthcare Corp.
1st Lien Term Loan, 0.000%, 01/28/21 (k)	1,246,686	1,234,739
Valeant Pharmaceuticals International, Inc.
Term Loan B, 3.750%, 12/11/19	341,117	336,512
Term Loan B, 3.750%, 08/05/20	1,094,770	1,080,402

		4,055,410

Real Estate—0.1%
DTZ U.S. Borrower LLC
1st Lien Term Loan, 0.000%, 11/04/21 (k)	897,750	890,316

Retail—0.2%
CWGS Group LLC
Term Loan, 5.250%, 02/20/20	1,171,875	1,174,072
Dollar Tree, Inc.
Term Loan B1, 3.500%, 03/09/22	444,444	445,415
Michaels Stores, Inc.
Incremental Term Loan B2, 4.000%, 01/28/20	693,000	693,935
Pilot Travel Centers LLC
Term Loan B, 4.250%, 10/01/21	504,303	507,261

		2,820,683

Semiconductors—0.0%
Microsemi Corp.
Term Loan B1, 3.250%, 02/19/20	312,259	311,401

Software—0.3%
Cinedigm Digital Funding I LLC
Term Loan, 3.750%, 02/28/18	137,265	137,265
Epiq Systems, Inc.
Term Loan B, 4.500%, 08/27/20	684,824	683,112
First Data Corp.
Extended Term Loan, 3.696%, 03/24/18	372,933	370,281
MedAssets, Inc.
Term Loan B, 4.000%, 12/13/19	250,167	249,617
Nuance Communications, Inc.
Term Loan C, 2.950%, 08/07/19	709,706	706,824
Rovi Solutions Corp.
Term Loan B, 3.750%, 07/02/21	603,866	594,053

MIST-330

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Verint Systems, Inc.
Term Loan, 3.500%, 09/06/19	782,837	$783,718
Vertafore, Inc.
1st Lien Term Loan, 4.250%, 10/03/19	359,455	359,568

		3,884,438

Telecommunications—0.8%
Cincinnati Bell, Inc.
Term Loan B, 4.000%, 09/10/20	1,416,100	1,409,728
CommScope, Inc.
Term Loan B4, 3.250%, 01/14/18	229,704	229,559
MCC Iowa LLC
Term Loan H, 3.250%, 01/29/21	938,400	928,425
Securus Technologies Holdings, Inc.
Incremental Term Loan B2, 5.250%, 04/30/20	750,000	734,375
Telesat Canada
Term Loan B2, 3.500%, 03/28/19	2,515,988	2,503,931
Virgin Media Investment Holdings, Ltd.
Term Loan F, 3.500%, 06/30/23	2,885,181	2,848,087
Ziggo Financing Partnership
Term Loan B1, 3.500%, 01/15/22	471,479	464,603
Term Loan B2A, 3.500%, 01/15/22	303,830	299,399
Term Loan B3, 3.500%, 01/15/22	499,691	492,404

		9,910,511

Transportation—0.1%
Navios Partners Finance (U.S.), Inc.
Term Loan B, 5.250%, 06/27/18	500,000	499,844

Total Floating Rate Loans (Cost $96,031,201)		95,310,140

Foreign Government—5.1%

Municipal—0.1%
Province of Salta Argentina
9.500%, 03/16/22 (144A) (i)	688,320	674,554

Sovereign—5.0%
Australia Government Bond
3.250%, 04/21/25 (AUD)	15,450,000	11,417,591
China Government Bonds
3.000%, 11/21/19 (CNY)	11,000,000	1,727,736
3.380%, 11/21/24 (CNY)	8,000,000	1,241,984
Croatia Government International Bond
5.500%, 04/04/23 (144A)	1,300,000	1,332,500
Ivory Coast Government International Bond
6.375%, 03/03/28 (144A) (i)	860,000	762,958
Kenya Government International Bond
5.875%, 06/24/19 (144A)	735,000	703,513
Mexican Bonos
6.500%, 06/09/22 (MXN)	53,750,000	3,297,440
7.500%, 06/03/27 (MXN)	56,500,000	3,646,439

Sovereign—(Continued)
Mexican Udibonos
2.000%, 06/09/22 (MXN) (i)	19,274,269	1,095,735
3.500%, 12/14/17 (MXN) (i)	26,442,386	1,663,501
New Zealand Government Bond
4.500%, 04/15/27 (NZD)	8,320,000	5,926,812
Norwegian Government Bonds
2.000%, 05/24/23 (144A) (NOK)	10,000,000	1,235,091
4.250%, 05/19/17 (144A) (NOK)	115,000,000	14,319,615
4.500%, 05/22/19 (144A) (NOK)	17,550,000	2,344,219
Poland Government International Bond
4.000%, 01/22/24 (a)	1,325,000	1,401,187
Romania Government Bonds
5.850%, 04/26/23 (RON)	7,030,000	2,056,376
5.950%, 06/11/21 (RON)	3,650,000	1,062,881
Russian Federal Bond - OFZ
7.000%, 08/16/23 (RUB)	239,798,000	2,923,608
Russian Foreign Bond - Eurobond
7.500%, 03/31/30 (144A) (a)	712,513	838,093
Zambia Government International Bond
5.375%, 09/20/22 (144A)	800,000	566,800

		59,564,079

Total Foreign Government (Cost $67,822,366)		60,238,633

Asset-Backed Securities—4.6%

Asset-Backed - Automobile—0.5%
Capital Auto Receivables Asset Trust
2.190%, 09/20/21	500,000	502,147
Capital Automotive REIT
3.660%, 10/15/44 (144A)	1,900,000	1,932,952
CarNow Auto Receivables Trust
2.980%, 11/15/17 (144A)	264,300	264,424
First Investors Auto Owner Trust
2.530%, 01/15/20 (144A)	275,000	274,583
Flagship Credit Auto Trust
5.380%, 07/15/20 (144A)	700,000	719,545
Santander Drive Auto Receivables Trust
2.700%, 08/15/18	650,000	654,670
Skopos Auto Receivables Trust
3.100%, 12/15/23 (144A)	382,452	382,452
Tidewater Auto Receivables Trust
2.830%, 10/15/19 (144A)	500,000	500,234
United Auto Credit Securitization Trust
2.900%, 12/15/17 (144A)	187,708	188,162

		5,419,169

Asset-Backed - Home Equity—0.3%
Accredited Mortgage Loan Trust
0.344%, 09/25/36 (b)	558,719	551,345
GSAA Home Equity Trust
0.564%, 10/25/35 (b)	327,288	300,900
4.836%, 06/25/34 (b)	1,297,891	1,190,880

MIST-331

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Home Equity Asset Trust
0.304%, 03/25/37 (b)	193,212	$190,815
Nationstar Home Equity Loan Trust
0.344%, 03/25/37 (b)	163,775	160,324
Option One Mortgage Loan Trust Asset-Backed Certificates
0.454%, 11/25/35 (b)	226,899	224,535
Truman Capital Mortgage Loan Trust
1.894%, 01/25/34 (144A) (b)	486,811	476,224

		3,095,023

Asset-Backed - Manufactured Housing—0.1%
Conseco Financial Corp.
6.240%, 12/01/28 (b)	29,154	29,969
Greenpoint Manufactured Housing
8.450%, 06/20/31 (b)	110,235	111,974
Lehman ABS Manufactured Housing Contract Trust
5.873%, 04/15/40	127,907	134,646
Madison Avenue Manufactured Housing Contract Trust
2.444%, 03/25/32 (b)	106,377	106,368
3.444%, 03/25/32 (b)	250,000	253,961
Mid-State Capital Trust
5.250%, 12/15/45 (144A)	374,124	390,899
Mid-State Trust
7.540%, 02/15/36	40,807	44,279
Origen Manufactured Housing Contract Trust
5.460%, 11/15/35 (b)	246,797	250,562
5.910%, 01/15/35 (b)	352,186	368,435

		1,691,093

Asset-Backed - Other—3.7%
American Homes 4 Rent
1.600%, 06/17/31 (144A) (b)	500,000	490,364
4.110%, 04/17/52 (144A)	600,000	581,633
American Homes 4 Rent Trust
4.596%, 12/17/36 (144A)	1,000,000	1,009,482
5.040%, 12/17/36 (144A)	1,000,000	1,017,340
5.149%, 10/17/36 (144A)	500,000	513,388
Applebee’s Funding LLC / IHOP Funding LLC
4.277%, 09/05/44 (144A)	1,900,000	1,943,941
Axis Equipment Finance Receivables III LLC
4.050%, 05/20/20 (144A)	199,997	200,882
B2R Mortgage Trust
4.831%, 05/15/48 (144A) (b)	200,000	190,554
Bayview Opportunity Master Fund IIa Trust
3.721%, 02/28/35 (144A) (b)	493,212	493,973
3.721%, 08/28/44 (144A)	460,089	461,384
Bayview Opportunity Master Fund Trust IIIa
3.623%, 07/28/19 (144A)	162,141	161,223
Carrington Mortgage Loan Trust
0.594%, 09/25/35 (b)	13,931	13,877

Asset-Backed - Other—(Continued)
Citicorp Residential Mortgage Trust
5.843%, 03/25/37	975,000	854,559
5.918%, 09/25/36	978,000	933,772
CKE Restaurant Holdings, Inc.
4.474%, 03/20/43 (144A)	2,983,750	3,090,225
Colony American Homes
2.107%, 07/17/31 (144A) (b)	1,000,000	978,334
Conn’s Receivables Funding LLC
4.565%, 09/15/20	500,000	497,400
Countrywide Asset-Backed Certificates
0.374%, 06/25/36 (b)	226,515	222,047
0.444%, 04/25/36 (b)	108,390	107,711
Credit-Based Asset Servicing and Securitization LLC
0.284%, 04/25/37 (b)	262,024	223,366
DB Master Finance LLC
3.980%, 02/20/45 (144A)	2,139,250	2,157,665
Dominos Pizza Master Issuer LLC
5.216%, 01/25/42 (144A)	2,242,666	2,309,870
Drug Royalty II L.P. 2
3.139%, 07/15/23 (144A) (b)	650,007	658,115
Ellington Loan Acquisition Trust
1.094%, 05/28/37 (144A) (b)	657,508	649,059
First Franklin Mortgage Loan Trust
0.869%, 05/25/35 (b)	371	370
GCAT LLC
3.625%, 05/26/20 (144A)	608,761	608,373
GLC Trust
3.000%, 07/15/21 (144A)	666,769	664,435
GMAT Trust
3.967%, 11/25/43 (144A)	745,174	749,115
HOA Funding LLC
4.846%, 08/20/44 (144A)	2,254,000	2,241,682
Icon Brands Holdings LLC
4.229%, 01/25/43 (144A)	982,185	994,493
JPMorgan Mortgage Acquisition Trust
0.344%, 05/25/36 (b)	72,496	71,991
Leaf Receivables Funding LLC
2.670%, 09/15/20 (144A)	538,712	540,571
2.740%, 03/15/21 (144A)	200,000	198,559
3.740%, 05/17/21 (144A)	300,000	297,327
5.110%, 09/15/21 (144A)	531,000	545,934
5.500%, 09/15/20 (144A)	367,451	369,805
Progreso Receivables Funding LLC
3.000%, 07/28/20 (144A)	800,000	801,462
Residential Asset Mortgage Products Trust
5.665%, 01/25/34	197,872	179,926
RMAT LLC
4.090%, 07/27/20 (144A)	489,467	489,777
Sierra Timeshare Receivables Funding LLC
1.870%, 08/20/29 (144A)	129,256	129,688
Silver Bay Realty Trust
2.257%, 09/17/31 (144A) (b)	1,000,000	975,660
Spirit Master Funding LLC
3.887%, 12/20/43 (144A)	200,000	206,516
4.629%, 01/20/45 (144A)	1,600,000	1,651,733
5.740%, 03/20/42 (144A)	178,353	198,023

MIST-332

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Springleaf Funding Trust
2.410%, 12/15/22 (144A)	900,000	$900,385
2.580%, 09/15/21 (144A)	756,157	757,909
STORE Master Funding I LLC
3.750%, 04/20/45 (144A)	1,247,396	1,257,719
STORE Master Funding LLC
4.160%, 03/20/43 (144A)	192,002	198,390
4.210%, 04/20/44 (144A)	596,000	628,202
Structured Asset Investment Loan Trust
0.394%, 01/25/36 (b)	235,874	231,045
Structured Asset Securities Corp. Mortgage Loan Trust
0.324%, 03/25/37 (b)	101,145	100,767
TAL Advantage V LLC
3.510%, 02/22/39 (144A)	1,073,125	1,078,513
U.S. Residential Opportunity Fund Trust
3.721%, 01/27/35 (144A)	1,361,085	1,359,005
Vericrest Opportunity Loan Trust XXXVI LLC
3.625%, 07/25/45 (144A)	1,078,132	1,072,958
Vericrest Opportunity Loan Trust XIX LLC
3.875%, 04/25/55 (144A)	457,343	458,324
Vericrest Opportunity Loan Trust XXV LLC
3.500%, 06/26/45 (144A)	738,508	734,257
Vericrest Opportunity Loan Trust XXXIII LLC
3.500%, 03/25/55 (144A)	727,889	725,095
Westgate Resorts LLC
2.150%, 12/20/26 (144A)	536,474	532,786
2.250%, 08/20/25 (144A)	232,833	232,542
2.500%, 03/20/25 (144A)	89,438	89,494
2.750%, 05/20/27 (144A)	1,023,044	1,025,377
3.250%, 12/20/26 (144A)	1,144,478	1,140,907
3.750%, 08/20/25 (144A)	92,394	93,308
4.500%, 01/20/25 (144A)	89,237	89,517

		44,382,104

Total Asset-Backed Securities (Cost $53,888,260)		54,587,389

Municipals—3.4%
Baylor University
4.313%, 03/01/42	800,000	787,416
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project
5.950%, 05/15/33	3,360,000	3,702,384
California Educational Facilities Authority Revenue
5.000%, 06/01/43	1,470,000	1,911,397
Gulf Coast Waste Disposal Authority
5.200%, 05/01/28	945,000	974,597
Indianapolis Airport Authority Federal Express Corp. Project
5.100%, 01/15/17	660,000	692,498
JobsOhio Beverage System
3.985%, 01/01/29	2,990,000	3,127,929
4.532%, 01/01/35	760,000	806,269
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects
6.750%, 11/01/32	1,550,000	1,685,144
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
5.250%, 04/01/37	1,350,000	1,526,729
5.375%, 04/01/41	400,000	453,808
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
5.500%, 07/01/32	950,000	1,284,761
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital
6.500%, 01/01/41	600,000	710,976
New Jersey Economic Development Authority Lease Revenue
Zero Coupon, 02/15/18	3,400,000	3,179,510
New Jersey State Transportation Trust Fund Authority Transportation Systems
5.500%, 06/15/41	2,000,000	2,122,020
New York City Transitional Finance Authority Revenue Future Tax Secured
5.000%, 11/01/33	300,000	346,650
North East Independent School District
5.250%, 02/01/31	640,000	823,130
Port Authority of New York & New Jersey
4.458%, 10/01/62	460,000	445,105
Port of Corpus Christi Authority TX Celanese Project
6.700%, 11/01/30	1,500,000	1,503,465
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects
6.250%, 11/01/33	800,000	909,136
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp.
5.125%, 06/01/37	1,710,000	1,741,532
State of Washington
3.000%, 07/01/28	450,000	450,536
Texas A&M University Permanent University Fund
5.000%, 07/01/30	530,000	634,262
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project.
5.900%, 05/01/38 (b)	1,505,000	1,618,417
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/30	750,000	813,518
5.000%, 12/15/31	1,550,000	1,671,101
University of California CA, Revenue
3.380%, 05/15/28	1,200,000	1,200,000
University of Texas System
5.000%, 08/15/43	395,000	448,100
Virginia Commonwealth Transportation Board
4.000%, 05/15/31	1,300,000	1,387,802
4.000%, 05/15/32	1,300,000	1,381,731

MIST-333

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Washington Suburban Sanitary Commission
4.000%, 06/01/43	960,000	$996,998
4.000%, 06/01/44	930,000	965,135
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project
4.900%, 03/01/28	300,000	307,047

Total Municipals (Cost $38,131,944)		40,609,103

Convertible Bonds—1.3%

Biotechnology—0.0%
Medicines Co. (The)
2.500%, 01/15/22 (144A)	345,000	448,931

Commercial Services—0.0%
Cardtronics, Inc.
1.000%, 12/01/20 (a)	465,000	430,706

Computers—0.1%
Mentor Graphics Corp.
4.000%, 04/01/31 (a)	813,000	1,024,888

Electrical Components & Equipment—0.1%
General Cable Corp.
4.500%, 11/15/29 (a) (l)	2,420,000	1,456,538

Electronics—0.2%
Vishay Intertechnology, Inc.
2.250%, 05/15/41	2,545,000	1,705,150

Energy-Alternate Sources—0.0%
LDK Solar Co., Ltd.
5.535%, 12/31/18 (e)	332,761	66,552
SolarCity Corp.
1.625%, 11/01/19 (144A)	360,000	280,575

		347,127

Engineering & Construction—0.2%
Dycom Industries, Inc.
0.750%, 09/15/21 (144A)	2,200,000	2,172,500

Home Builders—0.3%
KB Home
1.375%, 02/01/19	1,275,000	1,184,156
Ryland Group, Inc. (The)
0.250%, 06/01/19	1,095,000	1,005,347
Standard Pacific Corp.
1.250%, 08/01/32	1,210,000	1,399,819

		3,589,322

Internet—0.1%
WebMD Health Corp.
2.500%, 01/31/18 (a)	1,035,000	1,041,469

Mining—0.1%
Mirabela Nickel, Ltd.
9.500%, 06/24/19 (144A) (d) (e)	328,080	$164,040
Vedanta Resources Jersey, Ltd.
5.500%, 07/13/16	1,400,000	1,279,250

		1,443,290

Oil & Gas—0.1%
Ascent Resources—Utica LLC
3.500%, 03/01/21 (144A) (d) (e)	875,050	54,144
Chesapeake Energy Corp.
2.250%, 12/15/38	500,000	355,000
Cobalt International Energy, Inc.
2.625%, 12/01/19	70,000	49,787

		458,931

Telecommunications—0.1%
Finisar Corp.
0.500%, 12/15/33 (a)	1,300,000	1,154,563

Transportation—0.0%
Golar LNG, Ltd.
3.750%, 03/07/17	300,000	294,540

Total Convertible Bonds (Cost $17,639,224)		15,567,955

Preferred Stocks—1.3%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (f)	864	518,232

Banks—0.6%
Citigroup Capital XIII, 7.875% (b)	30,810	791,509
Citigroup, Inc., 7.125% (a) (b)	121,710	3,276,433
Fifth Third Bancorp, 6.625% (a) (b)	3,459	94,258
GMAC Capital Trust I, 8.125% (b)	56,000	1,429,680
Morgan Stanley, 6.375% (a) (b)	17,598	447,693
U.S. Bancorp Series G, 6.000% (b)	23,077	607,617

		6,647,190

Capital Markets—0.1%
State Street Corp., 5.900% (b)	43,000	1,116,280

Consumer Finance—0.1%
Ally Financial, Inc. , 7.000% (144A)	751	753,370

Insurance—0.3%
Allstate Corp. (The), 5.100% (b)	91,241	2,315,697
Aspen Insurance Holdings, Ltd., 5.950% (a) (b)	34,334	870,710

		3,186,407

MIST-334

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Telecommunications—0.2%
Qwest Corp., 7.375% (a)	109,000	$2,780,590

Total Preferred Stocks (Cost $15,368,266)		15,002,069

Convertible Preferred Stocks—0.5%

Banks—0.5%
Bank of America Corp.
7.250%, 12/31/49	462	497,574
Wells Fargo & Co., Series L
7.500%, 12/31/49	4,965	5,799,120

Total Convertible Preferred Stocks (Cost $6,106,269)		6,296,694

Common Stocks—0.0%

Air Freight & Logistics—0.0%
CEVA Group plc (f) (m)	399	239,400

Commercial Services—0.0%
Comdisco Holding Co., Inc. (m)	83	344

Media—0.0%
Cengage Learning, Inc. (m)	10,995	285,870

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (m) (n)	1,370,320	0

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. (ADR) (m)	22,685	1,334

Total Common Stocks (Cost $1,227,908)		526,948

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (f) (m) (Cost $0)	1,700	10,625

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (f)	1,246,000	0
Sino-Forest Corp. (f)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—3.4%
Security Description	Shares	Value

Mutual Fund—3.4%
State Street Navigator Securities Lending MET Portfolio (o)	40,686,437	$40,686,437

Total Short-Term Investments (Cost $40,686,437)		40,686,437

Total Investments—103.5% (Cost $1,261,255,880) (p)		1,234,256,104
Other assets and liabilities (net)—(3.5)%		(41,183,226)

Net Assets—100.0%		$1,193,072,878

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $55,236,005 and the collateral received consisted of cash in the amount of $40,686,437 and non-cash collateral with a value of $17,066,833. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $308,784, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Illiquid security. As of September 30, 2015, these securities represent 0.8% of net assets.
(g)	Interest only security.
(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(i)	Principal amount of security is adjusted for inflation.
(j)

Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base

MIST-335

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2015, at which time the interest rate will be determined.
(l)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(m)	Non-income producing security.
(n)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(o)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(p)	As of September 30, 2015, the aggregate cost of investments was $1,261,255,880. The aggregate unrealized appreciation and depreciation of investments were $26,274,369 and $(53,274,145), respectively, resulting in net unrealized depreciation of $(26,999,776).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $382,650,399, which is 32.1% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CMO)—	Collateralized Mortgage Obligation
(CNY)—	Chinese Yuan
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ascent Resources - Utica LLC	02/20/14	$875,050	$875,050	$54,144
Desarrolladora Homex S.A.B. de C.V.	12/11/09	855,000	847,789	51,300
Desarrolladora Homex S.A.B. de C.V.	02/02/12	655,000	649,033	39,300
Mirabela Nickel, Ltd.	06/06/14 - 06/30/14	328,080	328,080	164,040

				$308,784

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	16,474,327	Brown Brothers Harriman & Co.	10/01/15	$11,578,865	$(15,532)

Contracts to Deliver
AUD	16,474,327	JPMorgan Chase Bank N.A.	10/01/15	11,756,553	193,219
AUD	16,474,327	Brown Brothers Harriman & Co.	11/09/15	11,554,269	14,609
AUD	1,812,931	Societe Generale	11/09/15	1,249,735	(20,156)
CAD	3,532,147	JPMorgan Chase Bank N.A.	10/30/15	2,667,186	20,773
CNY	19,590,797	JPMorgan Chase Bank N.A.	10/08/15	3,051,526	(29,938)
EUR	16,715,051	JPMorgan Chase Bank N.A.	12/04/15	18,824,943	128,827
EUR	2,810,000	JPMorgan Chase Bank N.A.	12/04/15	3,158,958	15,917
JPY	1,071,741,517	Brown Brothers Harriman & Co.	11/25/15	8,940,865	1,262
MXN	84,360,000	Brown Brothers Harriman & Co.	11/23/15	5,026,635	57,254
NZD	16,785,545	JPMorgan Chase Bank N.A.	10/15/15	10,549,821	(171,015)
RUB	274,145,000	JPMorgan Chase Bank N.A.	10/09/15	3,994,827	(192,479)

Net Unrealized Appreciation					$2,741

MIST-336

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	12/21/15	267	USD	42,743,533	$84,936

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/21/15	(36)	USD	(5,624,776)	(39,599)
U.S. Treasury Note 10 Year Futures	12/21/15	(1,539)	USD	(197,635,729)	(486,474)
U.S. Treasury Note 2 Year Futures	12/31/15	(36)	USD	(7,886,244)	1,119
U.S. Treasury Note 5 Year Futures	12/31/15	(653)	USD	(78,613,488)	(83,215)

Net Unrealized Depreciation					$(523,233)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.23.V3	5.000%	12/20/19	3.739%	USD	12,617,787	$(100,606)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2015(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Depreciation
Diamond Offshore Drilling, Inc. 4.875%, due 07/01/15	1.000%	12/20/19	Morgan Stanley Capital Services LLC	4.626%	USD	2,525,000	$(343,724)	$(92,038)	$(251,686)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(CDX.NA.HY)—	Markit North America High Yield CDS Index

MIST-337

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Agriculture	$—	$6,074,039	$—	$6,074,039
Airlines	—	8,159,541	—	8,159,541
Auto Manufacturers	—	680,307	—	680,307
Auto Parts & Equipment	—	254,375	—	254,375
Banks	—	82,389,921	—	82,389,921
Beverages	—	1,933,143	—	1,933,143
Biotechnology	—	4,803,735	—	4,803,735
Building Materials	—	11,025,799	—	11,025,799
Chemicals	—	14,378,426	—	14,378,426
Coal	—	79,040	—	79,040
Commercial Services	—	13,441,140	—	13,441,140
Computers	—	6,389,269	—	6,389,269
Diversified Financial Services	—	36,402,264	—	36,402,264
Electric	—	27,126,007	—	27,126,007
Electrical Components & Equipment	—	27,441	—	27,441
Electronics	—	2,103,400	—	2,103,400
Energy-Alternate Sources	—	974,028	—	974,028
Engineering & Construction	—	2,855,475	—	2,855,475
Entertainment	—	2,268,613	—	2,268,613
Food	—	13,394,415	—	13,394,415
Forest Products & Paper	—	3,831,123	—	3,831,123
Gas	—	2,288,586	—	2,288,586
Hand/Machine Tools	—	1,611,163	—	1,611,163
Healthcare-Services	—	2,857,985	—	2,857,985
Home Builders	—	6,885,163	—	6,885,163
Home Furnishings	—	1,152,970	—	1,152,970
Household Products/Wares	—	2,311,890	—	2,311,890
Insurance	—	42,336,327	14,153,617	56,489,944
Internet	—	3,156,437	—	3,156,437
Investment Company Security	—	947,940	—	947,940
Iron/Steel	—	6,309,044	—	6,309,044
Leisure Time	—	713,566	—	713,566
Lodging	—	3,162,300	—	3,162,300
Machinery-Construction & Mining	—	637,234	—	637,234
Machinery-Diversified	—	2,713,215	—	2,713,215
Media	—	6,429,751	—	6,429,751
Metal Fabricate/Hardware	—	1,790,954	—	1,790,954

MIST-338

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mining	$—	$8,495,285	$—	$8,495,285
Multi-National	—	15,193,520	—	15,193,520
Municipal	—	2,370,000	—	2,370,000
Oil & Gas	—	36,574,103	—	36,574,103
Oil & Gas Services	—	7,478,387	—	7,478,387
Packaging & Containers	—	4,785,257	—	4,785,257
Pharmaceuticals	—	1,932,169	—	1,932,169
Pipelines	—	35,822,867	—	35,822,867
Real Estate Investment Trusts	—	14,469,933	—	14,469,933
Retail	—	5,003,600	—	5,003,600
Semiconductors	—	7,517,784	—	7,517,784
Software	—	3,512,427	—	3,512,427
Sovereign	—	4,134,000	—	4,134,000
Telecommunications	—	26,075,041	—	26,075,041
Textiles	—	583,277	—	583,277
Transportation	—	3,340,811	—	3,340,811
Trucking & Leasing	—	2,059,856	—	2,059,856
Total Corporate Bonds & Notes	—	503,244,343	14,153,617	517,397,960
Total U.S. Treasury & Government Agencies*	—	251,994,718	—	251,994,718
Total Mortgage-Backed Securities*	—	136,027,433	—	136,027,433
Total Floating Rate Loans*	—	95,310,140	—	95,310,140
Total Foreign Government*	—	60,238,633	—	60,238,633
Total Asset-Backed Securities*	—	54,587,389	—	54,587,389
Total Municipals	—	40,609,103	—	40,609,103
Total Convertible Bonds*	—	15,567,955	—	15,567,955
Preferred Stocks
Air Freight & Logistics	—	518,232	—	518,232
Banks	6,647,190	—	—	6,647,190
Capital Markets	1,116,280	—	—	1,116,280
Consumer Finance	—	753,370	—	753,370
Insurance	3,186,407	—	—	3,186,407
Telecommunications	2,780,590	—	—	2,780,590
Total Preferred Stocks	13,730,467	1,271,602	—	15,002,069
Total Convertible Preferred Stocks*	6,296,694	—	—	6,296,694
Common Stocks
Air Freight & Logistics	—	239,400	—	239,400
Commercial Services	344	—	—	344
Media	—	285,870	—	285,870
Metals & Mining	—	—	0	0
Semiconductors & Semiconductor Equipment	1,334	—	—	1,334
Total Common Stocks	1,678	525,270	0	526,948
Total Warrant*	—	10,625	—	10,625
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	40,686,437	—	—	40,686,437
Total Investments	$60,715,276	$1,159,387,211	$14,153,617	$1,234,256,104

Collateral for Securities Loaned (Liability)	$—	$(40,686,437)	$—	$(40,686,437)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$431,861	$—	$431,861
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(429,120)	—	(429,120)
Total Forward Contracts	$—	$2,741	$—	$2,741
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$86,055	$—	$—	$86,055
Futures Contracts (Unrealized Depreciation)	(609,288)	—	—	(609,288)
Total Futures Contracts	$(523,233)	$—	$—	$(523,233)

MIST-339

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(100,606)	$—	$(100,606)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(343,724)	$—	$(343,724)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
Corporate Bonds & Notes
Insurance	$1,881,430	$5,956	$265,574	$814,470	$4,154,061	$(2,003,074)	$9,035,200	$14,153,617	$958,399
Common Stocks
Metals & Mining	56,119	—	87,591	(31,619)	—	(112,091)	—	0	(32,444)
Escrow Share
Forest Products & Paper	0	—	—	0	—	—	—	0	0

Total	$1,937,549	$5,956	$353,165	$782,851	$4,154,061	$(2,115,165)	$9,035,200	$14,153,617	$925,955

Corporate Bonds & Notes in the amount of $9,035,200 were transferred into level 3 due to lack of observable market inputs that determine price.

MIST-340

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—94.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—61.0%
Fannie Mae 15 Yr. Pool
2.500%, 05/01/27	86,608	$89,109
2.500%, 09/01/27	179,954	185,168
2.500%, 01/01/28	267,408	275,147
2.500%, 06/01/28	90,378	92,992
2.500%, 09/01/28	357,574	367,905
2.500%, 07/01/29	2,128,225	2,176,559
2.500%, 08/01/29	513,202	523,738
2.500%, 09/01/29	1,398,798	1,428,313
2.500%, 10/01/29	3,649,891	3,727,428
2.500%, 11/01/29	2,005,661	2,046,776
2.500%, 01/01/30	1,834,874	1,872,488
2.500%, 03/01/30	287,182	293,069
2.500%, 05/01/30	4,435,618	4,526,546
3.500%, 12/01/25	47,941	50,734
3.500%, 12/01/28	284,328	300,536
3.500%, 12/01/29	362,720	383,548
3.500%, 07/01/30	4,812,236	5,122,807
3.500%, 08/01/30	5,728,795	6,102,098
3.500%, TBA (a)	3,395,537	3,586,536
4.000%, 09/01/26	609,630	649,044
4.000%, 11/01/26	612,173	651,815
4.500%, 12/01/23	151,504	157,087
5.000%, 03/01/23	26,442	28,599
Fannie Mae 20 Yr. Pool
3.500%, 01/01/34	3,821,254	4,037,329
4.000%, 08/01/32	1,884,727	2,031,602
5.500%, 01/01/29	923,499	1,030,450
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	3,505,993	3,438,539
3.000%, 11/01/42	235,138	239,022
3.000%, 12/01/42	2,219,250	2,257,617
3.000%, 01/01/43	1,243,178	1,264,066
3.000%, 02/01/43	6,296,623	6,403,080
3.000%, 03/01/43	2,276,624	2,314,270
3.000%, 04/01/43	254,521	258,780
3.000%, 05/01/43	280,585	285,185
3.000%, 06/01/43	106,284	108,040
3.000%, 07/01/43	69,277	70,417
3.000%, 08/01/43	270,602	275,046
3.000%, 03/01/44	75,774	76,953
3.000%, 01/01/45	321,709	327,055
3.000%, 03/01/45	775,208	787,422
3.000%, 08/01/45	1,389,457	1,409,561
3.000%, TBA (a)	18,600,000	18,849,937
3.500%, 08/01/42	3,203,358	3,350,068
3.500%, 04/01/43	7,328,295	7,662,935
3.500%, 05/01/43	616,092	646,779
3.500%, 08/01/43	8,269,550	8,680,963
3.500%, 08/01/45	598,908	625,988
3.500%, TBA (a)	39,300,000	40,962,641
4.000%, 09/01/40	465,307	497,338
4.000%, 10/01/40	406,378	434,307
4.000%, 11/01/40	10,421,393	11,157,006
4.000%, 12/01/40	79,416	84,873
4.000%, 11/01/41	182,915	196,957

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/41	91,643	97,836
4.000%, 02/01/42	64,604	69,432
4.000%, 03/01/42	885,808	953,871
4.000%, 04/01/42	2,443,000	2,622,023
4.000%, 05/01/42	575,620	619,967
4.000%, 06/01/42	517,277	558,349
4.000%, 07/01/42	199,643	215,276
4.000%, 10/01/42	482,297	518,990
4.000%, 11/01/42	361,692	388,300
4.000%, 04/01/43	322,187	345,675
4.000%, 06/01/43	1,464,475	1,574,600
4.000%, 09/01/43	6,031,002	6,472,966
4.000%, 01/01/44	4,727,946	5,074,265
4.000%, 02/01/44	196,101	209,350
4.000%, 04/01/44	294,188	314,056
4.000%, 02/01/45	284,629	303,821
4.000%, 04/01/45	87,984	94,010
4.000%, 06/01/45	698,011	745,719
4.500%, 12/01/40	3,391,015	3,698,977
4.500%, 05/01/41	2,187,927	2,378,917
4.500%, 06/01/41	5,068,259	5,505,656
4.500%, 07/01/41	525,551	575,780
4.500%, 08/01/41	286,808	314,330
4.500%, 10/01/41	2,822,307	3,068,662
4.500%, 11/01/41	6,812,194	7,465,922
4.500%, 08/01/42	745,545	810,795
4.500%, 09/01/42	3,164,838	3,459,900
4.500%, 01/01/43	341,639	371,386
4.500%, 12/01/43	479,967	521,292
4.500%, 03/01/44	460,168	499,551
4.500%, 06/01/44	478,056	519,433
4.500%, 10/01/44	5,258,673	5,767,985
4.500%, 02/01/45	4,737,639	5,193,402
4.500%, TBA (a)	3,600,000	3,902,456
5.000%, 07/01/35	3,055,449	3,382,179
5.000%, 12/01/39	768,371	865,595
5.000%, 01/01/40	1,615,716	1,820,594
5.000%, 04/01/41	49,501	54,535
5.000%, 06/01/41	78,965	87,228
5.000%, 08/01/41	216,575	238,896
5.500%, 03/01/41	714,449	804,053
6.000%, 10/01/34	243,166	278,784
6.000%, 05/01/37	970,196	1,096,646
6.000%, 09/01/37	71,649	82,127
6.000%, 10/01/37	792,884	907,407
6.000%, 01/01/38	777,636	887,460
6.000%, 03/01/38	263,154	300,290
6.000%, 07/01/38	152,091	173,153
6.000%, 01/01/40	712,101	817,253
6.000%, 05/01/40	1,050,032	1,200,155
6.000%, 07/01/41	1,061,526	1,197,325
6.000%, 01/01/42	102,863	118,436
6.500%, 07/01/32	177,846	207,292
6.500%, 12/01/32	53,405	62,188
6.500%, 07/01/35	60,471	71,516

MIST-341

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.500%, 12/01/35	549,588	$641,998
6.500%, 08/01/36	941,154	1,093,783
Fannie Mae ARM Pool
2.566%, 06/01/42 (b)	175,529	182,525
2.686%, 02/01/42 (b)	952,878	1,000,242
2.951%, 11/01/40 (b)	103,294	108,927
2.974%, 09/01/41 (b)	111,181	117,218
2.991%, 10/01/41 (b)	50,438	53,071
3.243%, 07/01/41 (b)	184,485	195,331
3.300%, 10/01/41 (b)	96,886	102,373
3.554%, 07/01/41 (b)	202,813	215,532
Fannie Mae Pool
3.000%, 05/25/32	13,300,000	13,744,719
Fannie Mae REMICS (CMO)
1.114%, 03/25/36 (b)	726,426	745,704
1.124%, 06/25/36 (b)	1,124,287	1,155,781
2.500%, 07/25/45	3,611,882	3,687,779
3.000%, 06/25/43	12,538,123	13,176,952
4.250%, 03/25/42	2,214,397	2,419,833
5.000%, 12/25/23	410,524	445,229
5.000%, 12/25/34	608,504	673,826
5.000%, 03/25/35	480,568	532,241
5.000%, 08/25/39	739,788	823,008
5.500%, 05/25/34	591,411	611,725
5.500%, 07/25/34	382,833	413,068
5.500%, 06/25/35	382,559	413,888
5.500%, 08/25/35	1,818,176	2,053,694
Freddie Mac 15 Yr. Gold Pool
4.000%, 06/01/24	568,342	611,383
4.000%, 07/01/24	464,284	499,369
4.000%, 09/01/25	387,797	417,171
6.000%, 01/01/24	543,834	600,860
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/33	2,627,909	2,804,964
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	274,625	279,171
3.000%, 01/01/43	292,250	296,821
3.000%, 02/01/43	1,569,803	1,594,740
3.000%, 03/01/43	15,762,533	15,988,382
3.000%, 06/01/43	4,869,100	4,932,986
3.000%, 03/01/45	12,000,004	12,135,081
3.000%, 07/01/45	17,999,999	18,202,615
3.000%, 08/01/45	4,000,004	4,045,030
3.000%, 09/01/45	16,000,000	16,180,103
3.500%, 02/01/42	109,199	113,976
3.500%, 04/01/42	1,058,645	1,109,760
3.500%, 05/01/42	159,354	166,525
3.500%, 06/01/42	1,127,981	1,178,734
3.500%, 07/01/42	210,983	220,460
3.500%, 08/01/42	6,629,725	6,927,186
3.500%, 09/01/42	71,389	74,614
3.500%, 10/01/42	2,610,469	2,727,549
3.500%, 01/01/43	1,244,585	1,300,781
3.500%, 02/01/43	571,870	597,594
3.500%, 03/01/43	277,239	289,711

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 04/01/43	9,914,993	10,365,919
3.500%, 05/01/43	3,245,580	3,391,598
3.500%, 11/01/44	755,055	786,474
4.000%, 09/01/41	3,470,981	3,716,056
4.000%, 10/01/41	1,050,444	1,124,617
4.000%, 11/01/41	31,275	33,502
4.000%, 01/01/42	4,069,846	4,347,396
4.000%, 03/01/42	395,869	425,561
4.000%, 04/01/42	5,056,889	5,436,573
4.000%, 09/01/42	182,390	195,730
4.000%, 10/01/42	176,319	188,796
4.000%, 11/01/42	755,446	809,770
4.000%, 12/01/42	300,161	321,563
4.000%, 01/01/43	77,234	82,705
4.000%, 02/01/43	431,627	462,200
4.000%, 03/01/43	169,637	181,310
4.000%, 04/01/43	59,448	63,658
4.000%, 05/01/43	902,228	967,611
4.000%, 06/01/43	54,671	58,543
4.000%, 07/01/43	707,152	757,741
4.000%, 08/01/43	526,290	564,012
4.000%, 09/01/43	843,992	902,126
4.000%, 10/01/43	800,433	858,507
4.000%, 11/01/43	45,099	48,294
4.000%, 01/01/44	916,573	983,549
4.000%, 02/01/44	142,301	152,436
4.000%, 03/01/44	90,152	96,573
4.000%, 04/01/44	93,387	100,141
4.000%, 12/01/44	35,948	38,364
4.000%, 04/01/45	234,706	250,482
4.000%, 05/01/45	221,890	236,806
4.500%, 05/01/39	2,083,848	2,300,284
4.500%, 06/01/39	1,724,694	1,905,791
4.500%, 07/01/40	4,612,979	5,005,099
4.500%, 02/01/41	154,136	168,648
4.500%, 08/01/41	1,363,088	1,477,939
4.500%, 09/01/41	156,466	171,819
4.500%, 10/01/41	357,595	392,705
4.500%, 02/01/44	95,413	103,367
5.000%, 01/01/35	352,524	392,695
5.000%, 05/01/35	223,653	246,235
5.000%, 07/01/35	2,667,307	2,946,569
5.000%, 11/01/35	2,026,626	2,283,698
5.000%, 06/01/41	3,496,761	3,905,630
5.000%, 07/01/41	866,624	957,116
5.500%, 03/01/34	2,851,617	3,182,221
5.500%, 07/01/35	1,966,888	2,195,244
Freddie Mac ARM Non-Gold Pool
2.371%, 10/01/42 (b)	1,035,964	1,080,165
3.084%, 09/01/41 (b)	1,051,587	1,108,375
3.220%, 09/01/41 (b)	120,161	126,771
3.230%, 04/01/41 (b)	123,036	129,859
3.294%, 06/01/41 (b)	136,275	144,611
3.432%, 12/01/40 (b)	3,614,986	3,834,141
3.446%, 05/01/41 (b)	119,576	126,162

MIST-342

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
3.627%, 06/01/41 (b)	196,580	$208,540
3.701%, 05/01/41 (b)	164,717	175,268
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
0.549%, 04/25/19 (b)	169,244	168,897
1.655%, 11/25/16	1,575,321	1,585,091
2.669%, 02/25/23	4,742,122	4,921,829
2.670%, 12/25/24	7,000,000	6,992,580
2.791%, 01/25/22	7,600,000	7,883,822
2.811%, 01/25/25	10,500,000	10,599,267
2.991%, 09/25/21	2,653,000	2,786,308
3.016%, 02/25/23	8,366,737	8,810,534
3.284%, 06/25/25	12,700,000	13,286,194
3.303%, 07/25/24	7,854,000	8,265,612
3.320%, 02/25/23 (b)	932,000	990,409
3.329%, 05/25/25	8,600,000	9,111,141
3.458%, 08/25/23 (b)	5,000,000	5,346,100
3.808%, 08/25/20	7,890,000	8,617,852
3.974%, 01/25/21	17,750,000	19,544,915
4.084%, 11/25/20 (b)	980,000	1,085,241
4.251%, 01/25/20	4,090,000	4,509,335
Freddie Mac REMICS (CMO)
0.607%, 03/15/34 (b)	685,552	690,278
1.107%, 02/15/33 (b)	498,462	507,644
4.500%, 12/15/26	2,037,973	2,247,994
4.500%, 02/15/41	58,981	64,798
5.000%, 09/15/23	91,857	99,852
5.000%, 10/15/34	717,545	796,487
5.000%, 11/15/34	1,004,059	1,019,323
5.000%, 12/15/37	256,886	281,813
5.000%, 03/15/41	500,000	563,109
5.000%, 04/15/41	651,668	778,047
5.500%, 05/15/34	3,449,304	3,906,968
5.500%, 06/15/41	4,220,000	4,871,205
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	930,068	953,769
3.000%, 04/15/43	305,040	312,825
3.000%, 05/15/43	453,431	464,937
3.000%, 03/15/45	175,072	178,926
3.500%, 11/15/41	443,175	467,313
3.500%, 02/15/42	388,390	409,497
3.500%, 03/15/42	454,571	478,357
3.500%, 05/15/42	1,651,778	1,735,873
3.500%, 06/15/42	1,379,349	1,449,241
4.000%, 09/15/40	2,539,058	2,749,007
4.000%, 10/15/40	266,706	284,853
4.000%, 03/15/41	1,280,403	1,388,564
4.000%, 10/15/41	687,035	745,028
4.000%, 12/15/41	633,702	685,690
4.500%, 08/15/39	3,686,628	4,023,960
4.500%, 06/15/40	1,600,358	1,740,570
4.500%, 07/15/40	279,129	304,348
4.500%, 03/15/41	1,427,763	1,552,130
4.500%, 04/15/41	158,193	171,508
5.000%, 03/15/39	129,285	144,674

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 07/15/39	382,268	424,286
5.000%, 08/15/39	259,984	290,932
5.000%, 09/15/39	188,268	210,491
5.000%, 04/15/40	87,761	97,491
5.000%, 08/15/40	290,744	325,386
5.000%, 04/15/41	204,691	229,119
5.000%, 09/15/41	174,394	193,564
5.500%, 06/15/35	1,308,141	1,492,741
5.500%, 11/15/35	870,391	995,742
5.500%, 10/15/39	42,789	48,000
6.000%, 06/15/36	1,523,611	1,757,351
Ginnie Mae II 30 Yr. Pool
3.000%, 06/20/42	1,631,037	1,673,491
3.000%, 07/20/45	1,834,873	1,875,155
3.000%, 08/20/45	6,983,130	7,136,433
3.000%, TBA (a)	4,700,000	4,796,112
3.500%, 07/20/42	1,002,405	1,053,579
3.500%, 10/20/42	1,341,290	1,409,765
3.500%, 12/20/42	816,944	858,651
3.500%, 01/20/43	69,129	72,658
3.500%, 05/20/43	2,310,511	2,427,761
3.500%, 08/20/43	98,700	103,679
3.500%, 09/20/43	1,968,595	2,067,741
3.500%, 04/20/45	8,960,680	9,403,594
3.500%, 05/20/45	2,166,579	2,273,701
3.500%, 08/20/45	3,493,779	3,666,889
3.500%, TBA (a)	3,100,000	3,248,097
4.000%, 09/20/39	302,826	325,098
4.000%, 10/20/40	45,301	48,682
4.000%, 11/20/40	3,162,608	3,398,636
4.000%, 11/20/41	1,442,156	1,547,589
4.000%, 06/20/45	2,569,473	2,745,052
4.000%, 07/20/45	4,871,259	5,204,647
4.500%, 02/20/40	355,567	386,575
4.500%, 09/20/40	37,748	41,040
4.500%, 05/20/41	5,402,032	5,873,185
Ginnie Mae II Pool
4.300%, 08/20/61	1,329,029	1,395,674
4.533%, 12/20/61	9,682,400	10,353,690
4.649%, 02/20/62	923,095	990,479
4.682%, 02/20/62	1,168,224	1,250,613
4.684%, 01/20/62	3,763,975	4,025,161
5.470%, 08/20/59	509,324	525,875
5.612%, 04/20/58	171,974	174,497
Government National Mortgage Association (CMO)
0.300%, 03/20/65 (b)	7,792,340	7,778,376
0.392%, 04/20/63 (b)	11,920,987	11,883,162
0.472%, 05/20/63 (b)	12,219,451	12,202,393
0.492%, 08/20/60 (b)	257,846	256,390
0.492%, 09/20/60 (b)	276,077	274,501
0.528%, 07/20/60 (b)	305,879	304,555
0.682%, 02/20/61 (b)	355,111	355,647
0.692%, 12/20/60 (b)	679,065	680,062
0.692%, 02/20/61 (b)	104,882	105,022

MIST-343

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
0.692%, 04/20/61 (b)	249,275	$249,636
0.692%, 05/20/61 (b)	493,321	494,112
0.696%, 01/20/38 (b)	74,433	75,103
0.716%, 07/20/37 (b)	301,080	303,953
0.721%, 10/20/37 (b)	1,981,158	2,000,506
0.722%, 06/20/61 (b)	340,845	341,662
0.729%, 01/16/40 (b)	530,986	536,490
0.739%, 12/16/39 (b)	324,042	327,407
0.792%, 10/20/61 (b)	1,170,545	1,176,516
0.792%, 12/20/63 (b)	11,284,006	11,304,328
0.809%, 11/16/39 (b)	424,585	430,358
0.822%, 01/20/62 (b)	1,155,659	1,163,060
0.822%, 03/20/62 (b)	697,990	703,499
0.892%, 11/20/61 (b)	1,054,939	1,061,547
0.892%, 01/20/62 (b)	712,639	717,119
2.500%, 06/20/63 (c)	43,503,375	44,614,750
2.500%, 05/20/65	6,320,094	6,505,974
2.500%, 06/20/65	1,883,000	1,929,510
3.000%, 04/20/37	36,792	36,930
4.500%, 05/16/40	80,000	88,737
4.500%, 05/20/40 (d)	59,370	6,350
5.010%, 09/20/60 (b)	3,810,374	4,109,523
5.150%, 08/20/60	3,149,504	3,401,465
5.301%, 07/20/60 (b)	4,836,480	5,195,139
6.266%, 05/20/41 (b)	215,474	243,843
8.379%, 04/20/39 (b)	2,052,056	2,365,890
8.512%, 08/20/39 (b)	3,854,787	4,335,558

		809,261,598

Federal Agencies—7.8%
Federal Home Loan Bank
1.000%, 06/21/17	29,750,000	29,950,098
4.875%, 05/17/17	5,000,000	5,342,415
Federal Home Loan Mortgage Corp.
1.250%, 08/01/19	3,000,000	2,998,245
5.125%, 11/17/17	5,906,000	6,441,444
6.250%, 07/15/32	7,568,000	10,691,881
6.750%, 03/15/31	481,000	702,675
Federal National Mortgage Association
1.125%, 07/20/18	118,000	118,565
1.500%, 06/22/20	9,068,000	9,067,991
1.750%, 11/26/19	4,285,000	4,360,969
2.625%, 09/06/24	7,000,000	7,168,378
6.625%, 11/15/30	1,430,000	2,064,648
Tennessee Valley Authority
1.750%, 10/15/18	7,486,000	7,632,089
4.250%, 09/15/65	8,970,000	9,014,608
5.250%, 09/15/39	557,000	691,041
5.500%, 06/15/38	6,117,000	7,869,680

		104,114,727

U.S. Treasury—25.6%
U.S. Treasury Bonds
2.875%, 08/15/45	6,325,000	6,321,869
3.000%, 05/15/45	13,847,000	14,170,452
3.375%, 05/15/44	8,767,000	9,622,010
3.625%, 02/15/44	44,290,000	50,932,348
4.375%, 02/15/38	11,000,000	14,145,318
4.375%, 05/15/40	2,000,000	2,566,822
5.000%, 05/15/37 (e)	9,000,000	12,619,215
5.250%, 02/15/29	31,405,000	42,160,396
5.375%, 02/15/31 (f)	4,933,000	6,846,210
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/45 (g)	18,905,269	16,394,668
1.375%, 02/15/44 (g)	5,787,876	5,872,507
U.S. Treasury Notes
0.625%, 08/31/17	5,000,000	4,999,805
1.000%, 08/15/18	3,000,000	3,007,968
1.375%, 09/30/20	9,857,000	9,857,000
1.500%, 01/31/22	17,650,000	17,452,355
1.750%, 03/31/22	16,618,000	16,659,113
1.750%, 09/30/22	53,968,000	53,939,883
2.000%, 05/31/21	24,979,000	25,575,499
2.000%, 08/15/25	2,000,000	1,989,428
2.125%, 06/30/21	2,000,000	2,060,468
2.125%, 05/15/25	2,061,000	2,073,399
2.250%, 03/31/21	4,398,000	4,566,017
2.250%, 04/30/21	10,481,000	10,877,591
2.250%, 11/15/24	1,113,000	1,133,811
2.375%, 08/15/24	3,098,000	3,190,779

		339,034,931

Total U.S. Treasury & Government Agencies (Cost $1,246,148,603)		1,252,411,256

Mortgage-Backed Securities—4.5%

Collateralized Mortgage Obligations—2.2%
CSMC
1.145%, 10/26/37 (144A) (b)	3,801,033	3,769,724
Granite Master Issuer plc
0.286%, 12/20/54 (144A) (b)	652,823	648,645
0.296%, 12/20/54 (b)	1,494,595	1,486,076
0.316%, 12/20/54 (b)	904,771	899,795
0.356%, 12/20/54 (b)	234,689	233,750
0.387%, 12/17/54 (b)	1,625,168	1,618,993
0.416%, 12/20/54 (b)	101,952	101,616
Granite Mortgages plc
0.625%, 09/20/44 (b)	1,575,605	1,562,212
0.665%, 03/20/44 (b)	414,671	411,195
0.687%, 01/20/44 (b)	244,962	242,917
1.267%, 07/20/43 (b)	4,355,943	4,357,959
National Credit Union Administration Guaranteed Notes Trust
0.573%, 11/06/17 (b)	1,754,984	1,758,030
0.583%, 03/06/20 (b)	305,358	305,882
0.653%, 01/08/20 (b)	8,529,148	8,569,815

MIST-344

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RBSSP Resecuritization Trust
2.566%, 07/26/45 (144A) (b)	3,188,148	$3,211,096
Thornburg Mortgage Securities Trust
0.834%, 09/25/43 (b)	537,191	518,675

		29,696,380

Commercial Mortgage-Backed Securities—2.3%
CDGJ Commercial Mortgage Trust
1.607%, 12/15/27 (144A) (b)	12,000,000	11,922,276
Commercial Mortgage Trust
1.104%, 06/11/27 (144A) (b)	5,500,000	5,458,827
3.305%, 11/10/47	6,984,000	7,269,408
Hilton USA Trust
1.204%, 11/05/30 (144A) (b)	1,331,363	1,329,699
SCG Trust
1.607%, 11/15/26 (144A) (b)	3,750,000	3,729,769

		29,709,979

Total Mortgage-Backed Securities (Cost $59,447,042)		59,406,359

Foreign Government—3.8%

Sovereign—3.8%
Hashemite Kingdom of Jordan Government AID Bonds
2.503%, 10/30/20	13,375,000	13,914,414
3.000%, 06/30/25	5,389,000	5,560,607
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	17,021,506
5.500%, 12/04/23	8,920,000	10,989,877
5.500%, 04/26/24	1,900,000	2,351,867

Total Foreign Government (Cost $50,331,263)		49,838,271

Asset-Backed Securities—2.4%

Asset-Backed - Automobile—2.4%
American Credit Acceptance Receivables Trust
1.950%, 09/12/19	6,791,000	6,790,544
CarNow Auto Receivables Trust
0.960%, 01/17/17 (144A)	1,806,564	1,805,788
CPS Auto Receivables Trust
1.770%, 06/17/19	13,900,000	13,894,833
Drive Auto Receivables Trust
1.230%, 06/15/18	8,900,000	8,899,570

Total Asset-Backed Securities (Cost $31,395,540)		31,390,735

Corporate Bonds & Notes—2.0%

Diversified Financial Services—2.0%
National Credit Union Administration Guaranteed Notes
2.350%, 06/12/17	10,620,000	10,911,731

Diversified Financial Services—(Continued)
National Credit Union Administration Guaranteed Notes
3.450%, 06/12/21	8,645,000	9,374,638
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	6,720,780

Total Corporate Bonds & Notes (Cost $22,688,886)		27,007,149

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $7,015,320 on 10/01/15, collateralized by $7,080,000 U.S. Treasury Note at 1.375% due 02/28/19 with a value of $7,159,650.	7,015,320	7,015,320

Total Short-Term Investments (Cost $7,015,320)		7,015,320

Total Investments—107.6% (Cost $1,417,026,654) (h)		1,427,069,090
Other assets and liabilities (net)—(7.6)%		(101,046,410)

Net Assets—100.0%		$1,326,022,680

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 3.4% of net assets.
(d)	Interest only security.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $968,875.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2015, the market value of securities pledged was $1,475,273.
(g)	Principal amount of security is adjusted for inflation.
(h)	As of September 30, 2015, the aggregate cost of investments was $1,417,026,654. The aggregate unrealized appreciation and depreciation of investments were $22,832,233 and $(12,789,797), respectively, resulting in net unrealized appreciation of $10,042,436.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $31,875,824, which is 2.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

MIST-345

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	$(11,700,000)	$(11,898,809)	$(11,927,784)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(2,000,000)	(2,129,844)	(2,133,360)
Freddie Mac 30 Yr. Gold Pool	3.000%	TBA	(50,000,000)	(50,078,125)	(50,512,905)

Totals				$(64,106,778)	$(64,574,049)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	12/21/15	275	USD	35,168,324	$233,629
U.S. Treasury Note 2 Year Futures	12/31/15	4	USD	875,196	929
U.S. Treasury Note 5 Year Futures	12/31/15	13	USD	1,560,128	6,576
U.S. Treasury Ultra Long Bond Futures	12/21/15	119	USD	19,075,551	12,793

Net Unrealized Appreciation					$253,927

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	2.750%	12/16/45	USD	1,200,000	$49,625
Receive	3M LIBOR	1.500%	12/16/17	USD	3,700,000	(11,617)
Receive	3M LIBOR	1.750%	12/16/18	USD	11,800,000	(69,698)
Receive	3M LIBOR	2.000%	12/16/20	USD	2,200,000	(26,566)
Receive	3M LIBOR	2.500%	12/16/25	USD	5,100,000	(116,093)
Receive	3M LIBOR	2.750%	12/16/45	USD	5,600,000	(218,953)

Net Unrealized Depreciation						$(393,302)

(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

MIST-346

Met Investors Series Trust

Pyramis Government Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$764,646,848	$44,614,750	$809,261,598
Federal Agencies	—	104,114,727	—	104,114,727
U.S. Treasury	—	339,034,931	—	339,034,931
Total U.S. Treasury & Government Agencies	—	1,207,796,506	44,614,750	1,252,411,256
Total Mortgage-Backed Securities*	—	59,406,359	—	59,406,359
Total Foreign Government*	—	49,838,271	—	49,838,271
Total Asset-Backed Securities*	—	31,390,735	—	31,390,735
Total Corporate Bonds & Notes*	—	27,007,149	—	27,007,149
Total Short-Term Investment*	—	7,015,320	—	7,015,320
Total Investments	$—	$1,382,454,340	$44,614,750	$1,427,069,090

TBA Forward Sales Commitments	$—	$(64,574,049)	$—	$(64,574,049)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$253,927	$—	$—	$253,927
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$49,625	$—	$49,625
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(442,927)	—	(442,927)
Total Centrally Cleared Swap Contracts	$—	$(393,302)	$—	$(393,302)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2015
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$0	$44,614,750	$44,614,750	$0

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2015	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$44,614,750	Market Transaction Method	Transaction Cost	$102.55	$102.55	$102.55	Increase

MIST-347

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—76.8% of Net Assets

Security Description	Shares	Value

Investment Company Securities—76.8%
Energy Select Sector SPDR Fund	34,740	$2,126,088
Fidelity Blue Chip Growth Fund (a)	513,309	33,062,249
Fidelity Blue Chip Value Fund (a)	712,651	10,789,534
Fidelity Conservative Income Bond Fund (a)	2,296,053	23,006,456
Fidelity Contrafund (a)	129,514	12,584,865
Fidelity Corporate Bond Fund (a)	132,518	1,470,950
Fidelity Diversified International Fund (a)	538,842	18,255,962
Fidelity Emerging Asia Fund (a)	17,513	507,523
Fidelity Europe Fund (a)	49,383	1,739,776
Fidelity International Discovery Fund (a)	45,548	1,731,727
Fidelity International Small Cap Opportunities Fund (a)	722,333	10,408,825
Fidelity Large Cap Stock Fund (a)	115,848	2,957,605
Fidelity Low-Priced Stock Fund (a)	230,761	10,931,161
Fidelity Mega Cap Stock Fund (a)	226,659	3,386,279
Fidelity Mid Cap Value Fund (a)	710,616	16,038,605
Fidelity Overseas Fund (a)	1,020,972	40,042,511
Fidelity Real Estate Income Fund (a)	88,223	995,158
Fidelity Small Cap Stock Fund (a)	488,853	8,486,492
Fidelity Stock Selector Large Cap Value Fund (a)	856,796	13,528,808
Fidelity Total Bond Fund (a)	11,277,162	118,297,434
Fidelity Value Discovery Fund (a)	223,352	4,958,410
iShares 20+ Year Treasury Bond ETF	190,658	23,553,889
iShares Core U.S. Aggregate Bond ETF	487,318	53,400,306
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,245	1,090,068
iShares MSCI EAFE ETF	42,596	2,441,603
iShares U.S. Financial Services ETF	67,417	5,762,805
iShares U.S. Technology ETF	21,048	2,081,647
SPDR Barclays High Yield Bond ETF	201,721	7,193,371
Vanguard Consumer Discretionary ETF	30,015	3,536,067
Vanguard Consumer Staples ETF	41,890	5,079,581
Vanguard FTSE Developed Markets ETF	143,236	5,104,931
Vanguard Health Care ETF	40,957	5,019,690
Vanguard Industrials ETF	61,541	5,842,087
Vanguard Telecommunication Services ETF	37,905	2,987,293
Vanguard Value ETF	42,285	3,245,374

Total Mutual Funds (Cost $482,143,774)		461,645,130

Short-Term Investment—24.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—24.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $148,484,960 on 10/01/15, collateralized by $147,945,000 U.S. Treasury Note at 1.625% due 04/30/19 with a value of $151,458,694.	148,484,960	148,484,960

Total Short-Term Investments (Cost $148,484,960)		148,484,960

Total Investments—101.5% (Cost $630,628,734) (b)		610,130,090

Other assets and liabilities (net)—(1.5)%		(8,849,046)

Net Assets—100.0%		$601,281,044

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of September 30, 2015, the aggregate cost of investments was $630,628,734. The aggregate unrealized appreciation and depreciation of investments were $580,210 and $(21,078,854), respectively, resulting in net unrealized depreciation of $(20,498,644).
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE Mini Index Futures	12/18/15	151	USD	12,948,404	$(494,679)
S&P 500 E-Mini Index Futures	12/18/15	747	USD	72,452,304	(1,162,359)
U.S. Treasury Note 10 Year Futures	12/21/15	1,052	USD	134,469,495	959,067
U.S. Treasury Ultra Long Bond Futures	12/21/15	274	USD	43,836,314	114,999

Net Unrealized Depreciation					$(582,972)

(USD)—	United States Dollar

MIST-348

Met Investors Series Trust

Pyramis Managed Risk Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$461,645,130	$—	$—	$461,645,130
Total Short-Term Investment*	—	148,484,960	—	148,484,960
Total Investments	$461,645,130	$148,484,960	$—	$610,130,090

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,074,066	$—	$—	$1,074,066
Futures Contracts (Unrealized Depreciation)	(1,657,038)	—	—	(1,657,038)
Total Futures Contracts	$(582,972)	$—	$—	$(582,972)

*	See Schedule of Investments for additional detailed categorizations.

MIST-349

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—33.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Boeing Co. (The)	4,700	$615,465
General Dynamics Corp.	5,708	787,419
Honeywell International, Inc.	8,500	804,865
Huntington Ingalls Industries, Inc.	2,300	246,445
Lockheed Martin Corp.	3,800	787,778
Northrop Grumman Corp.	3,300	547,635
Raytheon Co.	5,200	568,152
United Technologies Corp.	9,400	836,506

		5,194,265

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	6,500	440,570
FedEx Corp.	1,500	215,970
Maruwa Unyu Kikan Co., Ltd.	2,000	42,128
Oesterreichische Post AG	5,342	183,537
Royal Mail plc	36,781	255,741
United Parcel Service, Inc. - Class B	7,100	700,699

		1,838,645

Airlines—0.1%
Copa Holdings S.A. - Class A (a)	2,400	100,632
Dart Group plc	13,800	101,315
Delta Air Lines, Inc.	2,869	128,732
Deutsche Lufthansa AG (b)	9,999	138,797
Japan Airlines Co., Ltd.	4,500	158,861

		628,337

Auto Components—0.5%
Aisin Seiki Co., Ltd.	6,200	208,531
Autoliv, Inc. (a)	1,200	130,812
Bridgestone Corp.	14,400	500,630
Calsonic Kansei Corp.	10,000	75,439
Cie Generale des Etablissements Michelin	4,133	377,144
Continental AG	2,467	524,039
Cooper Tire & Rubber Co.	2,700	106,677
Delphi Automotive plc	6,100	463,844
Gentex Corp.	5,600	86,800
HI-LEX Corp.	1,900	55,893
Koito Manufacturing Co., Ltd.	9,600	314,861
Lear Corp.	1,733	188,516
Magna International, Inc.	7,000	335,759
NHK Spring Co., Ltd.	10,500	102,064
Nippon Seiki Co., Ltd.	3,000	58,449
Nissin Kogyo Co., Ltd. (a)	5,400	81,164
NOK Corp.	11,000	238,150
Nokian Renkaat Oyj	5,841	189,348
Plastic Omnium S.A.	5,341	122,430
Showa Corp.	3,800	30,392
Tokai Rika Co., Ltd.	3,500	72,545
Toyoda Gosei Co., Ltd.	7,100	140,192
TS Tech Co., Ltd.	2,800	76,674
Valeo S.A.	2,121	287,227
Yokohama Rubber Co., Ltd. (The)	4,500	79,524

		4,847,104

Automobiles—0.4%
Daihatsu Motor Co., Ltd. (a)	5,000	58,036
Daimler AG	501	36,317
Ford Motor Co.	19,968	270,966
Fuji Heavy Industries, Ltd.	19,300	698,403
General Motors Co.	5,432	163,069
Harley-Davidson, Inc. (a)	4,900	269,010
Isuzu Motors, Ltd.	16,000	161,226
Kia Motors Corp.	1,035	46,948
Mazda Motor Corp.	13,900	220,673
Mitsubishi Motors Corp.	52,400	401,521
Peugeot S.A. (b)	8,524	128,775
Suzuki Motor Corp.	10,200	315,164
Thor Industries, Inc.	1,800	93,240
Toyota Motor Corp.	21,000	1,235,101

		4,098,449

Banks—2.7%
Aichi Bank, Ltd. (The)	600	34,444
Aozora Bank, Ltd.	95,000	330,288
Australia & New Zealand Banking Group, Ltd.	11,028	211,263
Awa Bank, Ltd. (The)	25,000	144,561
Banco Santander S.A.	64,753	344,789
Bank Hapoalim B.M.	49,604	249,701
Bank Leumi Le-Israel B.M. (b)	67,873	253,517
Bank of America Corp.	112,100	1,746,518
Bank of Nova Scotia (The)	5,814	256,304
Bank of Yokohama, Ltd. (The)	40,000	243,698
Barclays plc	218,623	808,261
BB&T Corp.	20,200	719,120
BNP Paribas S.A.	11,120	654,809
BOC Hong Kong Holdings, Ltd.	110,000	324,679
BOK Financial Corp. (a)	1,700	110,007
C&F Financial Corp.	181	6,625
Canadian Imperial Bank of Commerce	3,920	281,641
Chugoku Bank, Ltd. (The)	2,000	29,786
CIT Group, Inc.	4,628	185,259
Citigroup, Inc.	34,100	1,691,701
Comerica, Inc.	7,600	312,360
Commerzbank AG (b)	42,679	449,244
Commonwealth Bank of Australia (a)	6,713	345,406
Credit Agricole S.A.	13,756	157,836
CVB Financial Corp. (a)	8,900	148,630
Dah Sing Banking Group, Ltd. (a)	20,000	36,794
Dah Sing Financial Holdings, Ltd.	11,200	61,641
Fifth Third Bancorp	47,963	906,980
First Financial Corp. (a)	3,200	103,520
Hachijuni Bank, Ltd. (The)	26,000	183,886
Hang Seng Bank, Ltd.	20,300	366,673
Higo Bank, Ltd. (The) (a) (d)	9,000	65,869
HSBC Holdings plc	191,626	1,449,610
HSBC Holdings plc (Hong Kong Listed Shares)	17,600	131,604
Hyakugo Bank, Ltd. (The)	15,000	72,532
International Bancshares Corp. (a)	7,600	190,228
Israel Discount Bank, Ltd. - Class A (b)	28,934	52,889

MIST-350

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Iyo Bank, Ltd. (The)	14,400	$166,028
JPMorgan Chase & Co.	40,600	2,475,382
Kagoshima Bank, Ltd. (The) (a) (d)	8,000	64,352
Kasikornbank PCL (NVDR)	30,600	144,503
KB Financial Group, Inc.	4,550	135,064
KeyCorp	56,964	741,102
Mitsubishi UFJ Financial Group, Inc. (a)	187,800	1,135,036
Mizuho Financial Group, Inc. (a)	162,500	305,233
Nordea Bank AB	17,243	192,573
PNC Financial Services Group, Inc. (The)	13,488	1,203,130
Regions Financial Corp.	49,500	445,995
Resona Holdings, Inc.	33,200	169,626
Royal Bank of Scotland Group plc (b)	79,664	380,678
San-In Godo Bank, Ltd. (The)	10,000	98,248
Seven Bank, Ltd. (a)	52,800	229,657
Shiga Bank, Ltd. (The) (a)	6,000	30,611
Shinsei Bank, Ltd.	124,000	256,136
Societe Generale S.A.	16,474	736,916
Sumitomo Mitsui Financial Group, Inc.	21,500	818,451
Sumitomo Mitsui Trust Holdings, Inc.	34,000	125,410
Suruga Bank, Ltd.	6,400	119,265
Swedbank AB - A Shares	10,673	236,061
TOMONY Holdings, Inc.	7,300	28,492
U.S. Bancorp	24,478	1,003,843
UniCredit S.p.A.	23,105	143,997
Unione di Banche Italiane SCPA (a)	21,348	151,469
United Overseas Bank, Ltd.	48,900	637,963
Wells Fargo & Co.	47,900	2,459,665
Westpac Banking Corp.	9,758	205,129
Yamanashi Chuo Bank, Ltd. (The)	7,000	36,525

		28,539,213

Beverages—0.8%
Anheuser-Busch InBev S.A.	11,701	1,242,811
Asahi Group Holdings, Ltd.	10,700	348,216
Coca-Cola Co. (The)	46,800	1,877,616
Coca-Cola Enterprises, Inc.	3,997	193,255
Diageo plc	41,201	1,108,738
Dr Pepper Snapple Group, Inc.	12,812	1,012,789
PepsiCo, Inc.	20,685	1,950,595
Royal Unibrew A/S	2,257	84,628
Suntory Beverage & Food, Ltd.	4,900	188,569

		8,007,217

Biotechnology—0.6%
AbbVie, Inc.	5,758	313,293
Abcam plc	14,211	125,155
Actelion, Ltd. (b)	1,592	202,514
Amgen, Inc.	10,560	1,460,659
Biogen, Inc. (b)	3,000	875,430
Celgene Corp. (b)	6,100	659,837
CSL, Ltd.	7,258	457,334
Gilead Sciences, Inc.	17,900	1,757,601
Grifols S.A. (a)	4,024	166,448
Grifols S.A. (ADR)	4,979	151,362
Medivir AB - B Shares (b)	1,800	15,571

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. (b)	200	93,028
Sirtex Medical, Ltd.	3,475	80,511
United Therapeutics Corp. (a) (b)	1,000	131,240
Vertex Pharmaceuticals, Inc. (b)	600	62,484

		6,552,467

Building Products—0.1%
Daikin Industries, Ltd. (a)	4,100	230,525
Geberit AG	789	241,566
LIXIL Group Corp.	6,400	130,164
Sekisui Jushi Corp.	3,000	39,201

		641,456

Capital Markets—0.7%
Aberdeen Asset Management plc	62,633	281,698
Ameriprise Financial, Inc.	1,544	168,497
Ashmore Group plc (a)	48,203	180,140
BT Investment Management, Ltd.	8,965	60,688
CI Financial Corp. (a)	8,400	190,723
Credit Suisse Group AG (b)	5,271	126,808
Daiwa Securities Group, Inc.	38,000	246,271
Deutsche Bank AG	28,903	777,019
Eaton Vance Corp.	3,094	103,402
Franklin Resources, Inc.	11,600	432,216
Goldman Sachs Group, Inc. (The)	7,089	1,231,785
Mediobanca S.p.A.	27,157	267,160
Morgan Stanley	28,800	907,200
Nomura Holdings, Inc.	21,300	123,587
Perpetual, Ltd.	3,842	107,339
SEI Investments Co.	2,700	130,221
State Street Corp.	2,623	176,292
T. Rowe Price Group, Inc. (a)	6,300	437,850
TD Ameritrade Holding Corp.	8,600	273,824
Tetragon Financial Group, Ltd.	2,330	22,501
UBS Group AG	36,392	674,384
Waddell & Reed Financial, Inc. - Class A	6,000	208,620

		7,128,225

Chemicals—0.9%
Air Liquide S.A.	857	101,553
Asahi Kasei Corp.	42,000	296,491
BASF SE	11,645	888,565
CF Industries Holdings, Inc.	6,200	278,380
China Steel Chemical Corp.	3,000	9,277
Croda International plc	3,594	147,616
Daicel Corp.	29,500	362,884
Dow Chemical Co. (The)	20,385	864,324
E.I. du Pont de Nemours & Co.	7,500	361,500
Eastman Chemical Co.	800	51,776
Fujimori Kogyo Co., Ltd.	1,600	39,504
Hexpol AB	14,258	159,486
Hitachi Chemical Co., Ltd. (a)	10,400	143,794
Innophos Holdings, Inc.	2,000	79,280
JSR Corp. (a)	25,000	361,174
Lintec Corp.	2,800	59,035

MIST-351

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
LyondellBasell Industries NV - Class A	9,030	$752,741
Mitsubishi Chemical Holdings Corp.	31,900	167,323
Mitsubishi Gas Chemical Co., Inc.	30,000	138,773
Monsanto Co.	6,000	512,040
Mosaic Co. (The)	10,462	325,473
Nihon Parkerizing Co., Ltd. (a)	2,000	16,431
Nippon Pillar Packing Co., Ltd.	1,000	8,460
Nissan Chemical Industries, Ltd.	6,800	149,714
Nitto Denko Corp.	4,500	270,275
NOF Corp.	16,000	110,233
Novozymes A/S - B Shares	3,414	149,090
Orica, Ltd. (a)	8,802	93,235
Potash Corp. of Saskatchewan, Inc.	22,410	460,627
Shikoku Chemicals Corp.	2,000	16,969
Sika AG	93	287,733
Soda Sanayii A/S	71,390	113,292
Syngenta AG	1,608	516,463
Terra Nitrogen Co. L.P.	700	75,523
Tikkurila Oyj	2,696	44,814
Westlake Chemical Corp.	4,200	217,938
Yara International ASA	11,740	469,142

		9,100,928

Commercial Services & Supplies—0.2%
ADT Corp. (The) (a)	9,500	284,050
Berendsen plc	14,571	221,555
Cabcharge Australia, Ltd. (a)	2,996	6,323
Cintas Corp.	4,751	407,398
Deluxe Corp. (a)	4,400	245,256
Edenred	9,434	154,314
Intrum Justitia AB	7,007	242,406
Park24 Co., Ltd.	6,400	120,413
Prosegur Cia de Seguridad S.A.	21,249	102,350
Ritchie Bros Auctioneers, Inc. (a)	1,400	36,193
Secom Co., Ltd.	5,500	331,429
Transcontinental, Inc. - Class A	6,600	93,968
Waste Management, Inc.	5,774	287,603

		2,533,258

Communications Equipment—0.3%
Cisco Systems, Inc.	62,300	1,635,375
F5 Networks, Inc. (b)	1,700	196,860
Harris Corp.	3,800	277,970
Ituran Location and Control, Ltd.	1,362	28,118
QUALCOMM, Inc.	24,500	1,316,385

		3,454,708

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	5,017	144,267
Ausdrill, Ltd.	4,930	1,047
Boskalis Westminster	4,050	177,295
Decmil Group, Ltd.	14,456	9,399
Jacobs Engineering Group, Inc. (b)	3,936	147,324
MACA, Ltd.	10,971	6,801

Construction & Engineering—(Continued)
Monadelphous Group, Ltd. (a)	5,493	23,769
Nichireki Co., Ltd.	2,000	15,549
United Integrated Services Co., Ltd.	23,000	24,814
Vinci S.A.	8,416	535,152

		1,085,417

Construction Materials—0.1%
Imerys S.A.	3,210	206,336
Taiheiyo Cement Corp.	91,000	273,795

		480,131

Consumer Finance—0.2%
Ally Financial, Inc. (b)	12,300	250,674
American Express Co.	6,000	444,780
Capital One Financial Corp.	2,587	187,609
Discover Financial Services	15,932	828,305
Navient Corp.	10,877	122,257
World Acceptance Corp. (a) (b)	700	18,788

		1,852,413

Containers & Packaging—0.1%
CCL Industries, Inc. - Class B	1,600	224,599
Packaging Corp. of America	4,500	270,720
Sonoco Products Co.	4,700	177,378
WestRock Co.	3,595	184,927

		857,624

Distributors—0.0%
Genuine Parts Co. (a)	3,400	281,826

Diversified Consumer Services—0.0%
Meiko Network Japan Co., Ltd. (a)	1,100	12,067

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (b)	4,600	599,840
IG Group Holdings plc	12,699	148,139
Industrivarden AB - A Shares	1,443	27,361
Industrivarden AB - C Shares	13,901	244,153
Investment AB Kinnevik - B Shares	7,341	210,171
Investor AB - B Shares	16,195	557,396
ORIX Corp.	52,600	680,396
Sofina S.A.	759	84,526
Voya Financial, Inc.	4,947	191,795

		2,743,777

Diversified Telecommunication Services—0.8%
AT&T, Inc.	47,848	1,558,888
BCE, Inc.	18,776	768,486
CenturyLink, Inc.	6,570	165,038
Elisa Oyj	9,836	332,952
Frontier Communications Corp.	25,097	119,211
Inteliquent, Inc.	3,200	71,456
Nippon Telegraph & Telephone Corp.	5,700	200,182
Proximus	5,351	184,413
Singapore Telecommunications, Ltd.	200,000	501,896

MIST-352

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telekomunikasi Indonesia Persero Tbk PT	1,167,200	$209,722
Telenor ASA	36,906	690,371
TeliaSonera AB	65,983	355,863
Telstra Corp., Ltd.	165,702	654,148
Turk Telekomunikasyon A/S	18,115	35,721
Verizon Communications, Inc.	39,721	1,728,261
Verizon Communications, Inc. (London Listed Shares)	10,693	467,179

		8,043,787

Electric Utilities—0.2%
CEZ A/S	7,357	153,182
EDP - Energias de Portugal S.A.	27,525	100,895
Electricite de France S.A.	7,306	129,049
Enel S.p.A.	35,498	158,726
Entergy Corp.	3,605	234,685
Fortum Oyj	37,660	558,168
Terna Rete Elettrica Nazionale S.p.A.	45,612	222,055
Tohoku Electric Power Co., Inc.	14,800	201,492
Transmissora Alianca de Energia Eletrica S.A.	21,700	104,381

		1,862,633

Electrical Equipment—0.4%
ABB, Ltd. (b)	8,966	158,784
AMETEK, Inc.	4,100	214,512
Emerson Electric Co.	23,750	1,049,038
Hubbell, Inc. - Class B	3,200	271,840
Legrand S.A.	10,820	575,256
Mitsubishi Electric Corp.	69,000	633,538
Nidec Corp. (a)	4,000	275,586
Nitto Kogyo Corp.	2,600	45,707
Rockwell Automation, Inc. (a)	4,200	426,174
Saft Groupe S.A.	1,457	47,679
Schneider Electric SE	11,177	626,794

		4,324,908

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	4,800	244,608
Arrow Electronics, Inc. (b)	2,793	154,397
Avnet, Inc.	19,537	833,839
Corning, Inc.	126,658	2,168,385
Delta Electronics Thailand PCL	11,900	28,853
Dolby Laboratories, Inc. - Class A	2,100	68,460
Flextronics International, Ltd. (b)	15,158	159,765
Flytech Technology Co., Ltd.	15,008	43,041
Halma plc	13,639	149,198
Hamamatsu Photonics KK	5,000	113,161
Kanematsu Electronics, Ltd.	800	11,693
Keyence Corp.	500	223,869
Simplo Technology Co., Ltd.	17,000	54,891
Spectris plc	4,132	105,966

		4,360,126

Energy Equipment & Services—0.2%
Core Laboratories NV (a)	700	69,860
John Wood Group plc	19,283	179,768
National Oilwell Varco, Inc.	11,300	425,445
Oceaneering International, Inc.	8,537	335,333
Oil States International, Inc. (b)	3,700	96,681
Schlumberger, Ltd.	12,800	882,816
Tenaris S.A. (a)	17,108	205,854
TGS Nopec Geophysical Co. ASA	9,037	167,043
Transocean Partners LLC	3,600	34,452
Transocean, Ltd. (a)	6,500	83,980

		2,481,232

Food & Staples Retailing—0.4%
Ain Pharmaciez, Inc.	2,300	117,521
Alimentation Couche Tard, Inc. - Class B	3,700	170,153
Amsterdam Commodities NV	982	22,477
Axfood AB	13,016	214,802
Colruyt S.A. (a)	4,812	231,623
Costco Wholesale Corp.	1,100	159,027
CVS Health Corp.	4,400	424,512
J Sainsbury plc	37,283	147,558
Koninklijke Ahold NV	32,935	642,806
Lawson, Inc. (a)	8,100	598,994
San-A Co., Ltd.	4,000	175,594
United Super Markets Holdings, Inc.	3,000	25,316
Wal-Mart Stores, Inc.	15,500	1,005,020
WM Morrison Supermarkets plc	36,775	92,646

		4,028,049

Food Products—0.5%
Archer-Daniels-Midland Co.	17,307	717,375
Bunge, Ltd.	2,970	217,701
Calbee, Inc.	5,600	182,023
General Mills, Inc.	20,972	1,177,158
Hormel Foods Corp.	6,600	417,846
McCormick & Co., Inc.	4,000	328,720
Nestle S.A.	33,674	2,535,871
Viscofan S.A.	1,347	81,185

		5,657,879

Gas Utilities—0.1%
Ascopiave S.p.A.	14,158	32,564
Gas Natural SDG S.A.	9,945	193,928
Osaka Gas Co., Ltd.	52,000	197,905
Perusahaan Gas Negara Persero Tbk PT	450,000	78,199
Tokyo Gas Co., Ltd.	71,000	345,135

		847,731

Health Care Equipment & Supplies—0.5%
Ansell, Ltd.	13,730	182,222
Baxter International, Inc.	6,511	213,886
C.R. Bard, Inc.	3,600	670,716
Coloplast A/S - Class B	2,585	183,392
Coltene Holding AG	643	37,454
Daiken Medical Co., Ltd.	4,400	36,490
DiaSorin S.p.A.	3,802	166,375

MIST-353

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Essilor International S.A.	3,460	$422,631
Hoya Corp.	14,400	473,179
Medtronic plc	15,700	1,050,958
Meridian Bioscience, Inc. (a)	6,800	116,280
Nakanishi, Inc.	2,400	89,191
Sartorius Stedim Biotech	135	40,177
St. Jude Medical, Inc.	9,441	595,633
Stryker Corp.	9,900	931,590
Sysmex Corp.	6,500	343,711

		5,553,885

Health Care Providers & Services—0.5%
Aetna, Inc.	8,289	906,899
Amsurg Corp. (a) (b)	3,200	248,672
Anthem, Inc.	1,495	209,300
Cardinal Health, Inc.	3,072	235,991
Centene Corp. (b)	1,000	54,230
Express Scripts Holding Co. (b)	2,572	208,229
HCA Holdings, Inc. (b)	1,863	144,122
McKesson Corp.	3,800	703,114
Miraca Holdings, Inc.	1,600	68,053
Molina Healthcare, Inc. (a) (b)	4,900	337,365
Quest Diagnostics, Inc.	5,900	362,673
Triple-S Management Corp. - Class B (a) (b)	2,800	49,868
U.S. Physical Therapy, Inc.	1,700	76,313
UnitedHealth Group, Inc.	13,800	1,600,938

		5,205,767

Health Care Technology—0.1%
Computer Programs & Systems, Inc. (a)	4,713	198,559
M3, Inc.	3,900	77,803
Quality Systems, Inc. (a)	14,600	182,208

		458,570

Hotels, Restaurants & Leisure—0.3%
Brinker International, Inc. (a)	500	26,335
Cracker Barrel Old Country Store, Inc. (a)	1,100	162,008
Flight Centre Travel Group, Ltd. (a)	3,962	100,633
Las Vegas Sands Corp.	2,843	107,949
McDonald’s Corp.	10,600	1,044,418
Oriental Land Co., Ltd. (a)	8,900	499,826
Paddy Power plc	1,127	129,695
Sands China, Ltd.	56,400	171,172
Starbucks Corp.	4,200	238,728
Unibet Group plc	1,003	84,056
William Hill plc	29,242	155,449
Wyndham Worldwide Corp.	3,012	216,563
Wynn Resorts, Ltd. (a)	1,298	68,950

		3,005,782

Household Durables—0.2%
Casio Computer Co., Ltd. (a)	14,000	255,408
Fujitsu General, Ltd.	9,000	98,186
Garmin, Ltd.	4,500	161,460
JM AB	2,092	56,228

Household Durables—(Continued)
Leggett & Platt, Inc.	7,556	311,685
Nikon Corp. (a)	11,100	134,353
Panasonic Corp.	24,900	252,787
Persimmon plc (b)	4,046	123,280
Sanyo Housing Nagoya Co., Ltd.	1,000	8,904
Sekisui Chemical Co., Ltd.	40,000	421,322
Sony Corp.	9,200	224,953
Tupperware Brands Corp. (a)	900	44,541

		2,093,107

Household Products—0.5%
Church & Dwight Co., Inc.	5,600	469,840
Clorox Co. (The)	5,600	646,968
Energizer Holdings, Inc.	3,700	143,227
Kimberly-Clark Corp.	8,466	923,133
Procter & Gamble Co. (The)	30,200	2,172,588
Reckitt Benckiser Group plc	9,622	873,399
Unicharm Corp.	12,900	228,907

		5,458,062

Independent Power and Renewable Electricity Producers—0.0%
AES Corp.	15,298	149,768
Tractebel Energia S.A.	6,300	53,648

		203,416

Industrial Conglomerates—0.4%
3M Co.	6,900	978,213
CK Hutchison Holdings, Ltd.	10,500	137,286
General Electric Co.	58,800	1,482,936
Hopewell Holdings, Ltd.	26,500	90,388
Roper Technologies, Inc.	2,500	391,750
Siemens AG	10,174	908,978
Smiths Group plc	5,999	91,402

		4,080,953

Insurance—1.3%
ACE, Ltd.	10,284	1,063,366
Admiral Group plc	7,255	165,172
Aegon NV	28,089	161,758
Aflac, Inc.	15,786	917,640
Ageas	9,087	373,013
AIA Group, Ltd.	22,000	114,544
Allianz SE	3,119	488,858
Allied World Assurance Co. Holdings AG	5,200	198,484
Allstate Corp. (The)	6,019	350,546
American Equity Investment Life Holding Co.	4,700	109,557
American Financial Group, Inc.	5,000	344,550
American International Group, Inc.	16,100	914,802
Assured Guaranty, Ltd.	7,800	195,000
Axis Capital Holdings, Ltd.	5,700	306,204
Baloise Holding AG	992	113,962
Beazley plc	46,677	252,654
Chesnara plc	7,256	36,958
CNA Financial Corp. (a)	5,246	183,243
Direct Line Insurance Group plc	18,766	106,653

MIST-354

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Euler Hermes Group	595	$55,163
Everest Re Group, Ltd.	3,771	653,665
FBL Financial Group, Inc. - Class A	2,758	169,672
Grupo Catalana Occidente S.A.	2,615	75,282
HCI Group, Inc. (a)	1,100	42,647
Horace Mann Educators Corp. (a)	5,500	182,710
Legal & General Group plc	128,803	465,119
Lincoln National Corp.	10,303	488,980
Mapfre S.A.	54,849	143,306
MBIA, Inc. (b)	5,100	31,008
Muenchener Rueckversicherungs-Gesellschaft AG	1,308	243,674
NN Group NV	5,557	159,408
PartnerRe, Ltd.	1,702	236,374
Principal Financial Group, Inc.	9,800	463,932
Prudential plc	30,500	644,787
RenaissanceRe Holdings, Ltd.	2,700	287,064
Sampo Oyj - A Shares	8,070	391,381
Sony Financial Holdings, Inc. (a)	28,889	475,742
T&D Holdings, Inc.	34,000	402,705
Tokio Marine Holdings, Inc.	8,400	314,365
Torchmark Corp.	9,277	523,223
UnipolSai S.p.A.	46,129	100,609
Universal Insurance Holdings, Inc.	2,800	82,712
Unum Group	6,270	201,142
Validus Holdings, Ltd.	4,300	193,801
Zurich Insurance Group AG (b)	838	206,165

		13,631,600

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (b)	3,000	1,535,670
GS Home Shopping, Inc.	336	54,007
Netflix, Inc. (b)	1,400	144,564
PetMed Express, Inc. (a)	1,900	30,590
Priceline Group, Inc. (The) (b)	205	253,556
Trade Me Group, Ltd.	13,968	32,970

		2,051,357

Internet Software & Services—0.9%
Akamai Technologies, Inc. (b)	16,596	1,146,120
Alphabet, Inc. - Class A (b)	6,388	4,077,907
Alphabet, Inc. - Class C (b)	2,860	1,740,081
carsales.com, Ltd.	16,631	114,258
eBay, Inc. (b)	21,820	533,281
Facebook, Inc. - Class A (b)	13,500	1,213,650
Kakaku.com, Inc.	7,400	120,313
Moneysupermarket.com Group plc	25,964	133,032
NIFTY Corp.	700	6,994
VeriSign, Inc. (a) (b)	2,589	182,680
Yahoo Japan Corp. (a)	87,200	332,926

		9,601,242

IT Services—2.1%
Accenture plc - Class A	35,850	3,522,621
Amadeus IT Holding S.A. - A Shares (a)	9,118	389,879

IT Services—(Continued)
Amdocs, Ltd.	4,900	278,712
Automatic Data Processing, Inc.	6,500	522,340
Computer Sciences Corp.	19,398	1,190,649
Computershare, Ltd.	21,577	160,892
CSG Systems International, Inc. (a)	2,100	64,680
Fidelity National Information Services, Inc.	22,033	1,477,974
Fiserv, Inc. (b)	24,091	2,086,521
FleetCor Technologies, Inc. (b)	900	123,858
Future Architect, Inc.	5,100	28,978
GMO Payment Gateway, Inc.	1,400	54,348
Infocom Corp.	2,400	21,291
Infosys, Ltd. (ADR)	8,600	164,174
International Business Machines Corp.	28,570	4,141,793
Iress, Ltd. (a)	9,135	61,505
Jack Henry & Associates, Inc.	2,400	167,064
MasterCard, Inc. - Class A	4,900	441,588
NeuStar, Inc. - Class A (a) (b)	2,200	59,862
Nomura Research Institute, Ltd.	4,510	173,749
Paychex, Inc.	8,300	395,329
PayPal Holdings, Inc. (b)	14,600	453,184
Syntel, Inc. (b)	2,600	117,806
Teradata Corp. (a) (b)	6,600	191,136
Total System Services, Inc.	26,771	1,216,207
Vantiv, Inc. - Class A (b)	21,834	980,783
Visa, Inc. - Class A (a)	12,000	835,920
Western Union Co. (The) (a)	80,989	1,486,958
Xerox Corp.	131,926	1,283,640

		22,093,441

Leisure Products—0.0%
Mattel, Inc. (a)	13,366	281,488
Polaris Industries, Inc. (a)	1,100	131,857

		413,345

Life Sciences Tools & Services—0.1%
Bio-Techne Corp.	2,300	212,658
Eurofins Scientific SE	352	108,286
Illumina, Inc. (b)	1,400	246,148
Waters Corp. (b)	1,600	189,136

		756,228

Machinery—0.9%
Aalberts Industries NV	7,494	222,209
AGCO Corp. (a)	3,162	147,444
Alfa Laval AB (a)	28,053	459,410
Atlas Copco AB - A Shares	18,313	441,490
Caterpillar, Inc. (a)	2,678	175,034
Cummins, Inc.	7,171	778,627
Daiwa Industries, Ltd.	2,000	13,732
Deere & Co. (a)	2,954	218,596
Douglas Dynamics, Inc.	2,175	43,195
Dover Corp.	12,442	711,434
FANUC Corp.	5,900	909,598
Flowserve Corp. (a)	8,595	353,598
Fukushima Industries Corp.	1,000	20,303

MIST-355

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Hillenbrand, Inc.	5,300	$137,853
Illinois Tool Works, Inc.	7,800	642,018
IMI plc	14,370	206,617
JTEKT Corp.	12,000	168,385
Kone Oyj - Class B (a)	11,645	443,706
Krones AG	1,019	107,159
Lincoln Electric Holdings, Inc.	3,800	199,234
Middleby Corp. (The) (b)	600	63,114
Mitsuboshi Belting, Ltd.	6,000	45,886
Namura Shipbuilding Co., Ltd.	2,700	19,812
NGK Insulators, Ltd.	10,000	191,930
Nordson Corp. (a)	1,100	69,234
OSG Corp. (a)	9,300	176,603
Parker-Hannifin Corp.	7,090	689,857
Pentair plc	2,934	149,751
Pfeiffer Vacuum Technology AG	1,124	129,527
Rational AG	264	105,463
Rotork plc	71,231	177,949
SMC Corp.	500	109,817
Spirax-Sarco Engineering plc	827	35,109
Stanley Black & Decker, Inc.	2,700	261,846
Sumitomo Heavy Industries, Ltd.	42,000	166,607
Tsubakimoto Chain Co.	16,000	100,576
Weir Group plc (The)	8,445	149,788
Yangzijiang Shipbuilding Holdings, Ltd. (a)	232,000	185,524

		9,228,035

Marine—0.0%
AP Moeller - Maersk A/S - Class B	245	378,005

Media—0.8%
Comcast Corp. - Class A	17,338	986,185
Corus Entertainment, Inc. - B Shares (a)	4,000	42,293
CTS Eventim AG & Co. KGaA	2,574	95,291
Daiichikosho Co., Ltd.	3,300	117,216
Discovery Communications, Inc. - Class A (a) (b)	5,702	148,423
Discovery Communications, Inc. - Class C (b)	5,873	142,655
Gannett Co., Inc. (a)	2,150	31,670
Hakuhodo DY Holdings, Inc.	6,400	61,031
ITE Group plc	6,544	13,973
John Wiley & Sons, Inc. - Class A	2,100	105,063
Meredith Corp.	1,600	68,128
Metropole Television S.A.	8,631	165,072
Omnicom Group, Inc. (a)	8,686	572,407
ProSiebenSat.1 Media SE	5,343	261,646
Publicis Groupe S.A.	5,556	379,587
REA Group, Ltd. (a)	567	17,694
RELX NV	26,348	430,172
RELX plc	26,531	455,289
RTL Group S.A. (b)	2,535	218,218
Scripps Networks Interactive, Inc. - Class A (a)	8,340	410,245
SES S.A.	3,387	106,877
Shaw Communications, Inc. - Class B (a)	7,600	147,159
SKY Network Television, Ltd.	27,790	82,654

Media—(Continued)
Sky plc	31,696	501,561
Time Warner, Inc.	3,200	220,000
Twenty-First Century Fox, Inc. - Class A	7,900	213,142
Viacom, Inc. - Class B	11,779	508,264
Walt Disney Co. (The) (a)	12,200	1,246,840
Wolters Kluwer NV	8,560	263,921
WPP plc	9,825	204,604

		8,217,280

Metals & Mining—0.4%
Acacia Mining plc	9,163	34,402
Anglo American plc (Johannesburg Exchange)	7,909	66,231
Anglo American plc (London Exchange)	36,605	306,226
Antofagasta plc	11,668	88,479
ArcelorMittal (a)	16,560	86,526
Asahi Holdings, Inc.	5,100	76,703
BHP Billiton plc	39,530	603,470
BHP Billiton, Ltd.	35,011	552,183
Boliden AB	9,022	141,242
Centerra Gold, Inc.	20,800	117,521
Compass Minerals International, Inc.	2,000	156,740
Dowa Holdings Co., Ltd.	12,000	91,106
Goldcorp, Inc.	6,700	83,995
Highland Gold Mining, Ltd.	5,802	4,567
Hitachi Metals, Ltd.	18,900	220,307
IAMGOLD Corp. (b)	10,100	16,499
Independence Group NL	31,001	55,266
KGHM Polska Miedz S.A.	3,843	83,105
Kobe Steel, Ltd.	181,000	197,037
Koza Altin Isletmeleri A/S	2,462	17,885
Kumba Iron Ore, Ltd. (a)	2,066	11,751
Lundin Mining Corp. (b)	21,700	61,303
Mitsubishi Materials Corp. (a)	65,000	198,283
MMC Norilsk Nickel PJSC (ADR)	6,172	88,692
Nevsun Resources, Ltd. (a)	8,300	24,318
Newmont Mining Corp.	8,700	139,809
OZ Minerals, Ltd.	29,926	70,301
Rio Tinto plc	13,610	456,598
Rio Tinto, Ltd.	8,354	287,070
SEMAFO, Inc. (b)	12,700	27,503
Sibanye Gold, Ltd.	15,437	17,682
South32, Ltd. (a) (b)	58,835	56,857
Sumitomo Metal Mining Co., Ltd.	13,000	148,029
Troy Resources, Ltd. (b)	2,277	523
Vale S.A.	6,400	26,766

		4,614,975

Multi-Utilities—0.1%
ACEA S.p.A.	2,047	27,679
CenterPoint Energy, Inc.	13,663	246,480
Public Service Enterprise Group, Inc.	10,300	434,248
RWE AG	7,746	87,766
Suez Environnement Co.	6,016	108,208

		904,381

MIST-356

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
Dillard’s, Inc. - Class A (a)	1,000	$87,390
Don Quijote Holdings Co., Ltd.	6,500	245,947
Kohl’s Corp.	2,720	125,963
Lifestyle International Holdings, Ltd.	21,500	30,636
Macy’s, Inc.	3,041	156,064
Marks & Spencer Group plc	26,087	198,237
Next plc	4,831	557,564
Target Corp.	1,300	102,258

		1,504,059

Oil, Gas & Consumable Fuels—1.7%
Alliance Resource Partners L.P.	2,200	48,972
Amerisur Resources plc (b)	147,937	56,072
Apache Corp.	2,965	116,109
BP plc	176,929	896,796
Buckeye Partners L.P.	1,300	77,051
Cairn Energy plc (b)	17,935	38,078
Cameco Corp.	13,500	164,590
Chevron Corp.	20,281	1,599,765
China Shenhua Energy Co., Ltd. - Class H	22,000	33,900
CNOOC, Ltd.	194,000	200,813
ConocoPhillips	3,499	167,812
Denbury Resources, Inc. (a)	27,400	66,856
Ecopetrol S.A. (ADR)	11,100	95,460
Enbridge Income Fund Holdings, Inc. (a)	4,800	112,654
Enerplus Corp. (a)	14,400	70,139
Eni S.p.A.	48,760	767,207
Etablissements Maurel et Prom (a) (b)	13,754	51,040
Exxon Mobil Corp.	41,000	3,048,350
Gazprom PAO (ADR)	8,163	33,142
Hess Corp.	2,683	134,311
Inpex Corp.	55,000	491,379
James Fisher & Sons plc	329	4,636
Japan Petroleum Exploration Co., Ltd.	5,500	145,400
Kinder Morgan, Inc.	900	24,912
Koninklijke Vopak NV	3,015	120,544
Lukoil PJSC (ADR)	2,590	88,215
Magellan Midstream Partners L.P.	3,800	228,418
Marathon Oil Corp.	36,843	567,382
Marathon Petroleum Corp.	13,000	602,290
MPI (a)	5,654	13,931
Murphy Oil Corp. (a)	14,269	345,310
Occidental Petroleum Corp.	15,888	1,050,991
Polskie Gornictwo Naftowe i Gazownictwo S.A.	94,310	162,032
PTT Exploration & Production PCL	18,300	35,294
PTT Exploration & Production PCL (NVDR)	66,900	129,668
Repsol S.A.	23,374	272,370
REX American Resources Corp. (a) (b)	1,000	50,620
Royal Dutch Shell plc - A Shares	33,432	788,384
Royal Dutch Shell plc - A Shares	6,248	148,363
Royal Dutch Shell plc - B Shares	30,280	718,231
Sasol, Ltd. (a)	5,549	155,786
Soco International plc	19,904	47,633
Statoil ASA	53,043	773,735
Suncor Energy, Inc.	5,634	150,676

Oil, Gas & Consumable Fuels—(Continued)
Tatneft PAO (ADR)	1,400	39,130
Total Gabon	33	6,528
Total S.A.	24,654	1,111,528
Ultrapar Participacoes S.A. (ADR)	9,400	157,168
Valero Energy Corp.	15,659	941,106
Woodside Petroleum, Ltd.	33,418	683,278

		17,834,055

Paper & Forest Products—0.1%
International Paper Co.	15,844	598,745
Schweitzer-Mauduit International, Inc.	3,200	110,016

		708,761

Personal Products—0.3%
Blackmores, Ltd.	555	57,147
Edgewell Personal Care Co.	3,700	301,920
Estee Lauder Cos., Inc. (The) - Class A	1,500	121,020
Kao Corp.	15,700	713,303
Unilever NV	27,958	1,125,149
Unilever plc	23,879	972,724

		3,291,263

Pharmaceuticals—2.3%
Allergan plc (b)	1,300	353,353
Almirall S.A.	8,070	144,016
Astellas Pharma, Inc.	22,500	292,097
AstraZeneca plc	18,638	1,182,830
Bayer AG	9,668	1,235,650
Bristol-Myers Squibb Co.	4,100	242,720
Chugai Pharmaceutical Co., Ltd.	6,500	200,058
Eisai Co., Ltd.	3,800	225,393
Eli Lilly & Co.	12,118	1,014,155
Galenica AG	176	224,586
GlaxoSmithKline plc	73,755	1,413,862
Indivior plc	47,520	163,452
Johnson & Johnson	33,133	3,092,966
Kaken Pharmaceutical Co., Ltd.	1,000	93,193
Merck & Co., Inc.	39,003	1,926,358
Merck KGaA	6,707	593,775
Mitsubishi Tanabe Pharma Corp.	9,600	168,978
Novartis AG	22,565	2,078,569
Novo Nordisk A/S - Class B	19,358	1,041,930
Orion Oyj - Class B	8,048	304,648
Otsuka Holdings Co., Ltd.	9,700	311,763
Pfizer, Inc.	77,185	2,424,381
Recordati S.p.A.	14,091	325,448
Roche Holding AG	8,162	2,157,657
Sanofi	13,337	1,270,558
Santen Pharmaceutical Co., Ltd.	5,000	67,386
Shionogi & Co., Ltd.	6,500	233,645
Shire plc	6,902	471,089
Stada Arzneimittel AG	5,783	206,777
Taro Pharmaceutical Industries, Ltd. (b)	900	128,601
Teva Pharmaceutical Industries, Ltd. (ADR)	3,700	208,902
Valeant Pharmaceuticals International, Inc. (b)	900	160,645

		23,959,441

MIST-357

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.1%
Dun & Bradstreet Corp. (The)	2,400	$252,000
Experian plc	19,628	315,011
Funai Soken Holdings, Inc.	3,500	50,145
Intertek Group plc	9,810	361,616
SGS S.A.	302	528,009

		1,506,781

Real Estate Investment Trusts—0.1%
BWP Trust	59,926	130,276
Cache Logistics Trust (a)	31,900	21,796
CapitaLand Mall Trust (a)	158,000	211,068
Corrections Corp. of America	6,200	183,148
EPR Properties	900	46,413
Host Hotels & Resorts, Inc.	15,800	249,798
Link REIT	45,000	247,464
Mapletree Greater China Commercial Trust	52,900	34,593
Mapletree Industrial Trust	127,000	132,501
Mapletree Logistics Trust	101,700	70,065
Simon Property Group, Inc.	400	73,488

		1,400,610

Real Estate Management & Development—0.2%
Daito Trust Construction Co., Ltd.	3,300	335,680
Daiwa House Industry Co., Ltd. (a)	12,900	320,196
Deutsche Euroshop AG	3,196	143,605
Hang Lung Properties, Ltd.	27,000	60,759
Henderson Land Development Co., Ltd.	24,683	148,050
Hysan Development Co., Ltd.	20,000	83,643
Kerry Properties, Ltd.	19,500	53,596
PSP Swiss Property AG (b)	1,676	137,987
Sino Land Co., Ltd.	50,000	76,698
Sun Hung Kai Properties, Ltd.	25,000	325,852
Swire Pacific, Ltd. - Class A	19,000	213,553
Swire Properties, Ltd.	59,600	166,614
UOL Group, Ltd. (a)	9,000	38,034
Wharf Holdings, Ltd. (The)	44,000	249,188
Wheelock & Co., Ltd.	20,000	87,148

		2,440,603

Road & Rail—0.2%
Central Japan Railway Co.	4,500	727,764
Go-Ahead Group plc	1,671	62,175
Keisei Electric Railway Co., Ltd.	10,000	110,038
Norfolk Southern Corp.	2,467	188,479
Tokyu Corp.	28,000	205,733
Union Pacific Corp.	8,500	751,485
Utoc Corp.	3,700	13,974
West Japan Railway Co.	6,100	381,877

		2,441,525

Semiconductors & Semiconductor Equipment—1.4%
Analog Devices, Inc.	4,700	265,127
Avago Technologies, Ltd.	4,300	537,543
Intel Corp.	144,122	4,343,837
KLA-Tencor Corp.	3,416	170,800

Semiconductors & Semiconductor Equipment—(Continued)
Linear Technology Corp.	7,100	286,485
Marvell Technology Group, Ltd.	73,956	669,302
Maxim Integrated Products, Inc.	38,074	1,271,671
MediaTek, Inc.	13,000	97,014
Microchip Technology, Inc. (a)	28,326	1,220,567
Novatek Microelectronics Corp.	24,000	75,343
NVIDIA Corp.	53,221	1,311,898
Realtek Semiconductor Corp.	22,000	37,515
STMicroelectronics NV	13,664	93,041
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,900	246,925
Texas Instruments, Inc.	68,776	3,405,787
Xilinx, Inc.	11,377	482,385

		14,515,240

Software—2.1%
Activision Blizzard, Inc.	54,387	1,680,014
Babylon, Ltd.	3,842	1,774
CA, Inc.	63,824	1,742,395
Check Point Software Technologies, Ltd. (a) (b)	2,700	214,191
Citrix Systems, Inc. (b)	21,941	1,520,073
Dassault Systemes S.A.	2,476	182,810
Enghouse Systems, Ltd.	1,500	60,124
FactSet Research Systems, Inc.	1,000	159,810
Fidessa Group plc	1,215	33,032
Intuit, Inc.	23,541	2,089,264
Microsoft Corp.	132,004	5,842,497
MTI, Ltd.	4,900	33,997
Nexon Co., Ltd.	7,200	96,435
Nuance Communications, Inc. (b)	47,013	769,603
Open Text Corp.	2,600	116,430
Oracle Corp.	44,177	1,595,673
Oracle Corp. Japan	4,200	177,799
Playtech plc	6,680	83,829
Progress Software Corp. (b)	2,600	67,158
Sage Group plc (The)	34,373	260,082
SAP SE	12,938	837,042
Software AG	3,940	114,808
SolarWinds, Inc. (b)	1,300	51,012
Symantec Corp.	86,738	1,688,789
Trend Micro, Inc.	11,600	410,846
VMware, Inc. - Class A (b)	24,681	1,944,616

		21,774,103

Specialty Retail—0.7%
ABC-Mart, Inc.	6,000	335,263
AutoZone, Inc. (a) (b)	400	289,532
Bed Bath & Beyond, Inc. (a) (b)	8,495	484,385
Best Buy Co., Inc.	5,100	189,312
Buckle, Inc. (The) (a)	2,300	85,031
Cato Corp. (The) - Class A (a)	1,800	61,254
Dick’s Sporting Goods, Inc.	3,556	176,413
Dunelm Group plc	4,253	57,959
Fast Retailing Co., Ltd. (a)	600	243,624
GameStop Corp. - Class A (a)	3,700	152,477

MIST-358

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Gap, Inc. (The) (a)	13,197	$376,115
Geo Holdings Corp. (a)	3,000	47,978
Home Depot, Inc. (The)	14,194	1,639,265
JB Hi-Fi, Ltd. (a)	4,934	66,328
Kingfisher plc	32,892	178,859
L Brands, Inc.	2,500	225,325
Lowe’s Cos., Inc.	8,058	555,357
Nishimatsuya Chain Co., Ltd.	8,000	74,439
O’Reilly Automotive, Inc. (b)	1,500	375,000
Outerwall, Inc. (a)	700	39,851
Pal Co., Ltd.	300	8,722
Ross Stores, Inc.	5,700	276,279
Sanrio Co., Ltd. (a)	2,700	73,882
Staples, Inc.	14,900	174,777
T-Gaia Corp.	5,900	92,416
TJX Cos., Inc. (The)	6,700	478,514
Tractor Supply Co.	1,200	101,184
Urban Outfitters, Inc. (a) (b)	4,221	124,013
USS Co., Ltd.	13,600	227,364
WH Smith plc	4,386	103,924

		7,314,842

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	75,293	8,304,818
Brother Industries, Ltd.	8,900	107,606
Canon, Inc.	27,000	782,219
Elecom Co., Ltd.	1,200	13,827
EMC Corp.	131,956	3,188,057
FUJIFILM Holdings Corp.	8,900	333,935
Hewlett-Packard Co.	31,395	804,026
Japan Digital Laboratory Co., Ltd.	3,100	42,816
Konica Minolta, Inc.	10,500	110,840
Lexmark International, Inc. - Class A	2,200	63,756
Neopost S.A.	1,697	44,241
NetApp, Inc.	15,196	449,802
Samsung Electronics Co., Ltd.	210	201,956
Seagate Technology plc (a)	36,387	1,630,137
Western Digital Corp.	25,537	2,028,659

		18,106,695

Textiles, Apparel & Luxury Goods—0.3%
Adidas AG	1,975	158,970
Bijou Brigitte AG	106	5,823
Burberry Group plc	13,667	283,643
Christian Dior SE	1,321	247,314
Cie Financiere Richemont S.A.	5,558	433,011
Coach, Inc.	9,310	269,338
Hugo Boss AG	1,760	197,370
Li & Fung, Ltd. (a)	144,000	110,821
LVMH Moet Hennessy Louis Vuitton SE	3,472	592,469
NIKE, Inc. - Class B	3,700	454,989
Pandora A/S	2,628	307,467
Peak Sport Products Co., Ltd.	74,000	18,960
Ralph Lauren Corp.	2,939	347,272

Textiles, Apparel & Luxury Goods—(Continued)
Van de Velde NV	570	36,867

		3,464,314

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (a)	9,600	206,819

Tobacco—0.4%
Altria Group, Inc.	19,000	1,033,600
British American Tobacco plc	18,157	1,003,476
Imperial Tobacco Group plc	11,323	586,058
Japan Tobacco, Inc.	13,500	419,956
Philip Morris International, Inc.	14,500	1,150,285
Reynolds American, Inc.	7,600	336,452

		4,529,827

Trading Companies & Distributors—0.2%
ITOCHU Corp.	36,900	391,391
Marubeni Corp. (a)	38,000	186,557
Mitsubishi Corp.	17,200	282,791
Mitsui & Co., Ltd. (a)	20,500	230,867
MSC Industrial Direct Co., Inc. - Class A (a)	2,900	176,987
Wakita & Co., Ltd.	4,000	36,274
WW Grainger, Inc. (a)	1,100	236,511
Yamazen Corp.	1,300	10,766

		1,552,144

Transportation Infrastructure—0.0%
Abertis Infraestructuras S.A.	13,159	208,190
Westshore Terminals Investment Corp.	1,300	24,744

		232,934

Water Utilities—0.0%
Guangdong Investment, Ltd.	140,000	210,178

Wireless Telecommunication Services—0.3%
China Mobile, Ltd.	19,500	231,974
KDDI Corp.	53,500	1,198,097
Mobile TeleSystems PJSC (ADR)	7,700	55,594
MTN Group, Ltd.	16,083	207,055
NTT DoCoMo, Inc.	53,800	901,994
Vodacom Group, Ltd.	4,479	44,516

		2,639,230

Total Common Stocks (Cost $364,992,044)		349,066,727

Corporate Bonds & Notes—24.1%

Advertising—0.2%
Omnicom Group, Inc. 4.450%, 08/15/20	1,855,000	2,003,435
5.900%, 04/15/16	210,000	215,135

		2,218,570

MIST-359

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.5%
Altria Group, Inc.
4.750%, 05/05/21	660,000	$719,142
10.200%, 02/06/39	304,000	491,386
Philip Morris International, Inc.
6.375%, 05/16/38	645,000	803,864
Reynolds American, Inc.
4.450%, 06/12/25	1,395,000	1,459,665
7.250%, 06/15/37	170,000	210,325
7.750%, 06/01/18	1,035,000	1,181,700

		4,866,082

Auto Manufacturers—0.3%
Ford Motor Credit Co. LLC
4.375%, 08/06/23	1,290,000	1,339,712
6.625%, 08/15/17	1,090,000	1,176,718
General Motors Financial Co., Inc.
3.150%, 01/15/20	595,000	589,918

		3,106,348

Auto Parts & Equipment—0.2%
BorgWarner, Inc.
4.375%, 03/15/45	283,000	253,934
Delphi Corp.
4.150%, 03/15/24	560,000	564,719
Magna International, Inc.
4.150%, 10/01/25	1,689,000	1,689,145

		2,507,798

Banks—6.4%
Abbey National Treasury Services plc
1.179%, 08/24/18 (c)	1,500,000	1,502,136
Bank of America Corp.
3.950%, 04/21/25	1,255,000	1,220,908
5.000%, 01/21/44	1,100,000	1,158,389
5.625%, 07/01/20	1,045,000	1,178,629
Bank of America N.A.
1.750%, 06/05/18	1,235,000	1,232,077
3.300%, 01/11/23	1,410,000	1,399,219
Barclays Bank plc
5.140%, 10/14/20	940,000	1,029,598
Barclays plc
3.650%, 03/16/25	1,435,000	1,370,061
BB&T Corp.
2.450%, 01/15/20	1,500,000	1,514,211
BBVA Banco Continental S.A.
3.250%, 04/08/18 (144A)	330,000	332,888
BNP Paribas S.A.
2.375%, 09/14/17	625,000	634,411
BPCE S.A.
2.250%, 01/27/20	1,200,000	1,202,065
2.500%, 12/10/18	1,580,000	1,608,062
4.500%, 03/15/25 (144A)	1,060,000	1,020,082
5.700%, 10/22/23 (144A)	535,000	564,132
Capital One Financial Corp.
3.200%, 02/05/25	970,000	926,046

Banks—(Continued)
Capital One N.A.
2.950%, 07/23/21	860,000	851,243
Citigroup, Inc.
0.985%, 04/27/18 (c)	1,100,000	1,096,088
2.150%, 07/30/18	965,000	969,787
4.300%, 11/20/26	2,685,000	2,658,934
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.250%, 01/14/19	395,000	398,747
3.875%, 02/08/22	700,000	737,238
3.950%, 11/09/22	250,000	251,079
Credit Suisse
1.700%, 04/27/18	1,410,000	1,404,450
Discover Bank
2.000%, 02/21/18	1,210,000	1,202,849
First Republic Bank
2.375%, 06/17/19	880,000	883,063
Goldman Sachs Group, Inc. (The)
1.925%, 11/29/23 (c)	1,070,000	1,076,319
3.625%, 01/22/23	2,635,000	2,669,347
5.150%, 05/22/45	1,340,000	1,315,286
5.250%, 07/27/21	1,460,000	1,628,252
5.750%, 01/24/22	2,000,000	2,295,378
6.750%, 10/01/37	495,000	590,494
HSBC Holdings plc
4.000%, 03/30/22	1,770,000	1,859,112
4.875%, 01/14/22	1,555,000	1,716,417
5.250%, 03/14/44	570,000	578,341
JPMorgan Chase & Co.
3.875%, 09/10/24	5,620,000	5,566,295
Lloyds Bank plc
2.300%, 11/27/18	295,000	298,391
Morgan Stanley
3.750%, 02/25/23	1,140,000	1,167,627
4.000%, 07/23/25	515,000	526,326
4.350%, 09/08/26	950,000	954,889
5.450%, 01/09/17	1,870,000	1,964,136
5.500%, 01/26/20	755,000	844,093
6.625%, 04/01/18	400,000	445,414
PNC Bank N.A.
1.850%, 07/20/18	1,160,000	1,164,965
Regions Bank
2.250%, 09/14/18	545,000	547,182
Royal Bank of Scotland Group plc (The)
1.875%, 03/31/17	1,670,000	1,665,892
Royal Bank of Scotland plc (The)
5.625%, 08/24/20 (a)	1,430,000	1,625,501
6.125%, 01/11/21	20,000	23,275
Societe Generale S.A.
2.750%, 10/12/17	415,000	423,203
5.000%, 01/17/24 (144A)	2,150,000	2,173,263
Standard Chartered plc
1.700%, 04/17/18 (144A)	1,585,000	1,573,271
UBS AG
1.026%, 03/26/18 (c)	1,960,000	1,959,757

MIST-360

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
3.000%, 02/19/25	1,940,000	$1,866,705

		66,865,523

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	915,000	785,543

Biotechnology—0.5%
Amgen, Inc.
3.875%, 11/15/21	955,000	1,006,305
4.500%, 03/15/20	900,000	976,621
5.750%, 03/15/40	605,000	669,643
Gilead Sciences, Inc.
3.700%, 04/01/24	585,000	598,611
4.500%, 04/01/21	1,180,000	1,283,372
4.500%, 02/01/45	1,005,000	965,850

		5,500,402

Chemicals—0.5%
Eastman Chemical Co.
2.700%, 01/15/20	170,000	169,845
3.800%, 03/15/25	1,000,000	976,178
4.800%, 09/01/42	660,000	637,521
LYB International Finance B.V.
4.875%, 03/15/44	180,000	170,536
5.250%, 07/15/43	740,000	736,496
Monsanto Co.
4.700%, 07/15/64	720,000	619,619
Mosaic Co. (The)
3.750%, 11/15/21	255,000	260,936
4.875%, 11/15/41	335,000	318,052
Praxair, Inc.
3.200%, 01/30/26	1,230,000	1,233,117

		5,122,300

Commercial Services—0.1%
McGraw Hill Financial, Inc.
2.500%, 08/15/18 (144A)	465,000	468,533
UBM plc
5.750%, 11/03/20 (144A)	630,000	687,836

		1,156,369

Computers—0.6%
Apple, Inc.
2.400%, 05/03/23	935,000	906,187
Hewlett Packard Enterprise Co.
4.400%, 10/15/22 (144A)	2,080,000	2,075,882
Hewlett-Packard Co.
4.050%, 09/15/22	1,190,000	1,198,864
International Business Machines Corp.
7.625%, 10/15/18	1,785,000	2,095,744

		6,276,677

Diversified Financial Services—0.9%
American Express Co.
2.650%, 12/02/22	1,170,000	1,139,447
American Express Credit Corp.
0.602%, 06/05/17 (c)	1,400,000	1,392,223
Capital One Bank USA N.A.
1.300%, 06/05/17	740,000	734,978
General Electric Capital Corp.
3.100%, 01/09/23	3,265,000	3,338,358
5.300%, 02/11/21	400,000	460,123
HSBC Finance Corp.
6.676%, 01/15/21	1,220,000	1,427,432
Navient Corp.
6.000%, 01/25/17	700,000	703,500

		9,196,061

Electric—0.9%
Berkshire Hathaway Energy Co.
6.500%, 09/15/37	345,000	433,383
Duke Energy Carolinas LLC
4.300%, 06/15/20	540,000	593,115
Duke Energy Florida LLC
6.400%, 06/15/38	1,925,000	2,525,896
Electricite de France S.A.
6.500%, 01/26/19 (144A)	180,000	206,376
Georgia Power Co.
4.300%, 03/15/42	545,000	502,786
Nisource Finance Corp.
4.800%, 02/15/44	230,000	237,900
6.125%, 03/01/22	830,000	966,775
PPL Electric Utilities Corp.
4.750%, 07/15/43	625,000	684,992
Public Service Co. of Colorado
4.750%, 08/15/41	1,065,000	1,165,988
Southern California Edison Co.
4.500%, 09/01/40	1,025,000	1,076,104
5.500%, 03/15/40	335,000	397,210
Southern Power Co.
5.250%, 07/15/43	670,000	689,872

		9,480,397

Electronics—0.0%
Honeywell International, Inc.
5.700%, 03/15/37	240,000	292,483

Environmental Control—0.0%
Republic Services, Inc.
5.250%, 11/15/21	415,000	465,619

Food—0.4%
Kraft Foods Group, Inc.
5.000%, 06/04/42	580,000	594,892
6.500%, 02/09/40	75,000	89,912
Kraft Heinz Foods Co.
3.500%, 07/15/22 (144A)	750,000	766,138
5.200%, 07/15/45 (144A)	1,270,000	1,344,992

MIST-361

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kroger Co. (The)
5.000%, 04/15/42	260,000	$269,023
5.150%, 08/01/43	473,000	499,514
Tyson Foods, Inc.
5.150%, 08/15/44	310,000	325,213

		3,889,684

Forest Products & Paper—0.2%
International Paper Co.
5.150%, 05/15/46	1,560,000	1,523,961
7.300%, 11/15/39	210,000	257,010

		1,780,971

Gas—0.0%
Fermaca Enterprises S de RL de C.V.
6.375%, 03/30/38 (144A)	470,018	444,167

Healthcare-Products—0.3%
Becton Dickinson & Co.
4.685%, 12/15/44	700,000	700,581
Boston Scientific Corp.
2.650%, 10/01/18	940,000	951,470
Medtronic, Inc.
4.625%, 03/15/45	1,291,000	1,331,146

		2,983,197

Healthcare-Services—0.4%
Anthem, Inc.
4.650%, 01/15/43	2,767,000	2,713,530
Humana, Inc.
7.200%, 06/15/18	95,000	108,116
Laboratory Corp. of America Holdings
4.700%, 02/01/45	770,000	703,574
UnitedHealth Group, Inc.
6.500%, 06/15/37	285,000	362,926

		3,888,146

Insurance—1.3%
American International Group, Inc.
4.375%, 01/15/55	670,000	609,829
6.400%, 12/15/20	1,150,000	1,363,077
Aon plc
4.600%, 06/14/44	1,265,000	1,230,904
Berkshire Hathaway Finance Corp.
4.400%, 05/15/42	425,000	419,007
CNA Financial Corp.
5.750%, 08/15/21	400,000	455,787
Hartford Financial Services Group, Inc.
6.625%, 03/30/40	945,000	1,215,782
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	120,000	131,532
6.500%, 05/01/42 (144A)	960,000	1,140,908
Lincoln National Corp.
4.850%, 06/24/21	390,000	428,766

Insurance—(Continued)
Marsh & McLennan Cos., Inc.
4.800%, 07/15/21	720,000	794,150
Pacific LifeCorp
5.125%, 01/30/43 (144A)	240,000	251,506
Prudential Financial, Inc.
5.800%, 11/16/41	1,105,000	1,272,124
Swiss Re Treasury U.S. Corp.
2.875%, 12/06/22 (144A)	260,000	253,325
4.250%, 12/06/42 (144A)	415,000	396,163
Voya Financial, Inc.
5.500%, 07/15/22	1,560,000	1,776,804
XLIT, Ltd.
5.500%, 03/31/45	1,100,000	1,035,328
5.750%, 10/01/21	300,000	342,722

		13,117,714

Iron/Steel—0.1%
Glencore Funding LLC
1.349%, 04/16/18 (144A) (c)	1,225,000	1,058,287

Media—1.3%
21st Century Fox America, Inc.
4.500%, 02/15/21	320,000	345,947
CBS Corp.
4.600%, 01/15/45	265,000	233,265
CCO Safari II LLC
6.484%, 10/23/45 (144A)	1,975,000	1,992,479
Comcast Corp.
4.500%, 01/15/43	825,000	833,268
4.750%, 03/01/44	280,000	292,154
6.300%, 11/15/17	520,000	573,287
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2.400%, 03/15/17	350,000	354,627
3.800%, 03/15/22	705,000	709,594
5.150%, 03/15/42	1,675,000	1,573,966
NBCUniversal Media LLC
4.375%, 04/01/21	1,990,000	2,180,190
Time Warner Cable, Inc.
5.500%, 09/01/41	605,000	541,845
Time Warner, Inc.
3.600%, 07/15/25	915,000	895,968
4.000%, 01/15/22	1,700,000	1,771,295
Viacom, Inc.
5.625%, 09/15/19	640,000	704,090
5.850%, 09/01/43	415,000	384,190

		13,386,165

Mining—0.5%
Barrick Gold Corp.
4.100%, 05/01/23	1,145,000	1,013,223
Barrick North America Finance LLC
4.400%, 05/30/21	655,000	636,455

MIST-362

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
BHP Billiton Finance USA, Ltd.
3.850%, 09/30/23	580,000	$581,642
5.000%, 09/30/43	585,000	591,700
Freeport-McMoRan, Inc.
3.875%, 03/15/23	330,000	245,438
Rio Tinto Finance USA plc
2.250%, 12/14/18	1,150,000	1,143,309
3.500%, 03/22/22	530,000	527,582
Rio Tinto Finance USA, Ltd.
4.125%, 05/20/21	400,000	419,320

		5,158,669

Miscellaneous Manufacturing—0.2%
Ingersoll-Rand Luxembourg Finance S.A.
4.650%, 11/01/44	755,000	716,417
Siemens Financieringsmaatschappij NV
4.400%, 05/27/45 (144A)	1,390,000	1,422,662
Tyco International Finance S.A.
3.900%, 02/14/26	450,000	455,659

		2,594,738

Multi-National—0.1%
FMS Wertmanagement AoeR
1.625%, 11/20/18	1,215,000	1,231,695

Oil & Gas—2.6%
Anadarko Petroleum Corp.
3.450%, 07/15/24 (a)	2,880,000	2,792,811
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P.
2.450%, 05/01/20 (144A)	745,000	750,557
ConocoPhillips Co.
3.350%, 11/15/24	2,190,000	2,139,450
Continental Resources, Inc.
5.000%, 09/15/22	1,395,000	1,220,625
Devon Energy Corp.
3.250%, 05/15/22 (a)	2,265,000	2,174,993
Ensco plc
4.700%, 03/15/21	2,250,000	1,894,720
EOG Resources, Inc.
2.625%, 03/15/23	1,546,000	1,501,273
EQT Corp.
4.875%, 11/15/21	1,000,000	1,018,198
Marathon Petroleum Corp.
5.000%, 09/15/54	1,145,000	1,000,578
5.125%, 03/01/21	830,000	904,429
Noble Energy, Inc.
4.150%, 12/15/21	880,000	885,532
6.000%, 03/01/41	350,000	331,794
Occidental Petroleum Corp.
2.700%, 02/15/23	2,713,000	2,620,530
Phillips 66
4.300%, 04/01/22	1,050,000	1,100,207
4.875%, 11/15/44	850,000	813,400
Statoil ASA
3.700%, 03/01/24	1,920,000	1,973,180

Oil & Gas—(Continued)
Suncor Energy, Inc.
3.600%, 12/01/24	1,805,000	1,789,540
6.850%, 06/01/39	520,000	644,890
Valero Energy Corp.
6.625%, 06/15/37	905,000	994,111
9.375%, 03/15/19	343,000	418,312

		26,969,130

Oil & Gas Services—0.1%
Schlumberger Investment S.A.
3.650%, 12/01/23	1,500,000	1,546,776

Pharmaceuticals—1.0%
AbbVie, Inc.
1.200%, 11/06/15	460,000	460,197
2.500%, 05/14/20	1,755,000	1,745,306
2.900%, 11/06/22	625,000	608,947
3.200%, 11/06/22	200,000	199,827
3.600%, 05/14/25	595,000	586,829
Actavis Funding SCS
4.550%, 03/15/35	430,000	395,626
4.750%, 03/15/45	1,560,000	1,416,408
4.850%, 06/15/44	450,000	410,142
AmerisourceBergen Corp.
4.250%, 03/01/45	560,000	523,099
EMD Finance LLC
2.400%, 03/19/20 (144A)	1,935,000	1,936,465
Express Scripts Holding Co.
4.750%, 11/15/21	880,000	950,128
Merck & Co., Inc.
2.750%, 02/10/25	575,000	559,671
Wyeth LLC
5.950%, 04/01/37	640,000	768,978

		10,561,623

Pipelines—1.1%
Energy Transfer Partners L.P.
4.150%, 10/01/20	1,575,000	1,593,136
5.150%, 02/01/43	1,200,000	944,954
Enterprise Products Operating LLC
3.350%, 03/15/23	1,440,000	1,391,862
4.950%, 10/15/54	265,000	227,372
6.450%, 09/01/40	1,300,000	1,403,635
Kinder Morgan Energy Partners L.P.
5.000%, 08/15/42	540,000	426,715
Kinder Morgan, Inc.
5.550%, 06/01/45	915,000	760,031
ONEOK Partners L.P.
6.125%, 02/01/41	550,000	494,901
8.625%, 03/01/19	145,000	168,972
Plains All American Pipeline L.P. / PAA Finance Corp.
4.300%, 01/31/43	305,000	254,956
4.900%, 02/15/45	2,020,000	1,804,048

MIST-363

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Williams Partners L.P.
3.350%, 08/15/22	420,000	$378,895
4.000%, 09/15/25	1,230,000	1,065,328
5.400%, 03/04/44	555,000	443,088

		11,357,893

Real Estate—0.0%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	444,000	438,684

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/23	410,000	408,452
4.500%, 07/30/29	540,000	539,388
American Tower Corp.
2.800%, 06/01/20	1,300,000	1,297,317
3.400%, 02/15/19	1,335,000	1,374,216
Digital Delta Holdings LLC
3.400%, 10/01/20 (144A)	705,000	707,667
Digital Realty Trust L.P.
3.950%, 07/01/22	945,000	943,953
ERP Operating L.P.
4.625%, 12/15/21	940,000	1,024,503
Ventas Realty L.P.
3.500%, 02/01/25	1,250,000	1,208,019
Welltower, Inc.
4.125%, 04/01/19	1,395,000	1,474,530

		8,978,045

Retail—1.2%
AutoNation, Inc.
4.500%, 10/01/25	905,000	922,391
AutoZone, Inc.
2.875%, 01/15/23	880,000	852,718
CVS Health Corp.
2.250%, 12/05/18	2,445,000	2,480,541
3.500%, 07/20/22	1,851,000	1,911,757
Home Depot, Inc. (The)
4.250%, 04/01/46	350,000	352,517
4.400%, 04/01/21	700,000	771,905
5.950%, 04/01/41	990,000	1,247,118
Macy’s Retail Holdings, Inc.
2.875%, 02/15/23	790,000	743,069
5.125%, 01/15/42	450,000	420,626
McDonald’s Corp.
2.200%, 05/26/20	315,000	315,302
3.500%, 07/15/20	466,000	489,158
Signet UK Finance plc
4.700%, 06/15/24	740,000	747,322
Wal-Mart Stores, Inc.
3.625%, 07/08/20	1,480,000	1,599,637

		12,854,061

Telecommunications—0.9%
AT&T, Inc.
3.000%, 06/30/22	1,000,000	975,604
4.350%, 06/15/45	765,000	656,623
4.500%, 05/15/35	700,000	640,371
4.750%, 05/15/46	665,000	609,338
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	1,550,000	1,570,837
Verizon Communications, Inc.
0.733%, 06/09/17 (c)	1,035,000	1,030,862
2.450%, 11/01/22	820,000	774,360
4.672%, 03/15/55	1,583,000	1,363,121
5.012%, 08/21/54	1,704,000	1,550,885
6.350%, 04/01/19	625,000	712,118

		9,884,119

Transportation—0.3%
Burlington Northern Santa Fe LLC
4.400%, 03/15/42	1,295,000	1,255,388
Canadian Pacific Railway Co.
5.750%, 01/15/42	395,000	447,324
Kansas City Southern de Mexico S.A. de C.V.
3.000%, 05/15/23	470,000	454,734
Union Pacific Corp.
3.646%, 02/15/24	360,000	376,028
4.850%, 06/15/44	835,000	914,217

		3,447,691

Total Corporate Bonds & Notes (Cost $256,110,204)		253,411,627

Mutual Funds—4.1%

Investment Company Securities—4.1%
BB Biotech AG (b)	769	205,659
iShares Core S&P 500 ETF (a)	146,929	28,314,688
Vanguard Total Stock Market ETF	142,500	14,067,600

Total Mutual Funds (Cost $37,247,107)		42,587,947

U.S. Treasury & Government Agencies—1.7%

U.S. Treasury—1.7%
U.S. Treasury Bond
3.000%, 05/15/45	400,300	409,651
U.S. Treasury Note
3.250%, 05/31/16	17,000,000	17,340,663

Total U.S. Treasury & Government Agencies (Cost $17,748,862)		17,750,314

MIST-364

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Preferred Stocks—0.0%

Security Description	Shares/ Principal Amount*	Value

Banks—0.0%
Itausa—Investimentos Itau S.A.	38,060	$68,545

Chemicals—0.0%
FUCHS Petrolub SE	3,038	134,079

Construction Materials—0.0%
Sto SE & Co. KGaA	207	29,730

Household Products—0.0%
Henkel AG & Co. KGaA	1,992	204,670

Total Preferred Stocks (Cost $503,910)		437,024

Short-Term Investments—37.0%

Mutual Fund—3.5%
State Street Navigator Securities Lending MET Portfolio (e)	36,796,011	36,796,011

Repurchase Agreement—33.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $352,167,911 on 10/01/15, collateralized by $353,180,000 U.S. Treasury Notes at 1.500% due 01/31/19 with a value of $359,217,965.	352,167,911	352,167,911

Total Short-Term Investments (Cost $388,963,922)		388,963,922

Total Investments—100.2% (Cost $1,065,566,049) (f)		1,052,217,561
Other assets and liabilities (net)—(0.2)%		(2,602,605)

Net Assets—100.0%		$1,049,614,956

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $37,452,381 and the collateral received consisted of cash in the amount of $36,796,011 and non-cash collateral with a value of $1,198,897. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	As of September 30, 2015, the aggregate cost of investments was $1,065,566,049. The aggregate unrealized appreciation and depreciation of investments were $29,022,424 and $(42,370,912), respectively, resulting in net unrealized depreciation of $(13,348,488).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $23,269,948, which is 2.2% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(NVDR)—	Non-Voting Depository Receipts

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	16,311,000	BNP Paribas S.A.	12/17/15	USD	11,606,012	$(203,264)
CAD	17,813,000	Citibank N.A.	12/17/15	USD	13,500,721	(156,921)
CHF	8,614,000	State Street Bank and Trust	12/17/15	USD	8,888,926	(25,882)
DKK	12,780,000	State Street Bank and Trust	12/17/15	USD	1,939,517	(22,053)
EUR	20,805,000	State Street Bank and Trust	12/17/15	USD	23,570,128	(292,522)
GBP	15,681,000	Canadian Imperial Bank of Commerce	12/17/15	USD	24,299,356	(585,302)
JPY	2,487,081,000	Citibank N.A.	12/17/15	USD	20,610,736	147,919
JPY	413,356,000	Royal Bank of Canada	12/17/15	USD	3,439,514	10,600
SEK	16,740,000	State Street Bank and Trust	12/17/15	USD	2,029,469	(25,835)

MIST-365

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	12,215,000	JPMorgan Chase Bank N.A.	12/17/15	USD	13,742,840	$76,127
KRW	22,803,000,000	State Street Bank and Trust	12/17/15	USD	19,591,047	398,733
NOK	16,980,000	State Street Bank and Trust	12/17/15	USD	2,076,978	84,804
SGD	48,772,000	Standard Chartered Bank	12/17/15	USD	34,773,805	587,272

Cross Currency Contracts to Buy
NOK	174,260,000	Deutsche Bank AG	12/17/15	SEK	175,600,234	$(572,834)
SEK	43,166,679	HSBC Bank plc	12/17/15	NOK	43,564,554	55,482
SEK	85,822,171	HSBC Bank plc	12/17/15	NOK	87,129,108	49,778
SEK	42,799,222	HSBC Bank plc	12/17/15	NOK	43,566,338	11,291

Net Unrealized Depreciation						$(462,607)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/15	670	AUD	86,051,922	$459,445
Euro Stoxx 50 Index Futures	12/18/15	1,572	EUR	50,426,019	(2,050,985)
FTSE 100 Index Futures	12/18/15	197	GBP	12,026,626	(257,441)
MSCI Emerging Markets Mini Index Futures	12/18/15	539	USD	21,592,977	(272,832)
Nikkei 225 Index Futures	12/10/15	30	JPY	527,642,400	(49,535)
Russell 2000 Mini Index Futures	12/18/15	363	USD	41,865,813	(2,084,643)
U.S. Treasury Long Bond Futures	12/21/15	2	USD	309,441	5,246
U.S. Treasury Note 10 Year Futures	12/21/15	346	USD	44,120,922	421,172
U.S. Treasury Note 2 Year Futures	12/31/15	657	USD	143,687,882	215,649
U.S. Treasury Note 5 Year Futures	12/31/15	38	USD	4,552,940	26,654
U.S. Treasury Ultra Long Bond Futures	12/21/15	3	USD	468,474	12,745
United Kingdom Long Gilt Bond Futures	12/29/15	397	GBP	46,866,139	606,130

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/18/15	(316)	CAD	(44,739,801)	(49,336)
Euro Stoxx 50 Index Futures	12/18/15	(20)	EUR	(603,573)	(16,345)
FTSE 100 Index Futures	12/18/15	(12)	GBP	(706,546)	(23,711)
S&P 500 E-Mini Index Futures	12/18/15	(168)	USD	(16,025,097)	(7,983)
S&P TSX 60 Index Futures	12/17/15	(44)	CAD	(6,916,505)	39,344
TOPIX Index Futures	12/10/15	(9)	JPY	(125,320,680)	(14,290)
U.S. Treasury Note 10 Year Futures	12/21/15	(175)	USD	(22,326,073)	(202,443)
U.S. Treasury Note 5 Year Futures	12/31/15	(812)	USD	(97,229,268)	(629,419)

Net Unrealized Depreciation					$(3,872,578)

MIST-366

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3M LIBOR	10/19/15	UBS AG	KBW Banks Total Return Index	USD 10,691,235	$(1,083,641)	$—	$(1,083,641)
Pay	3M LIBOR	11/24/15	UBS AG	KBW Banks Total Return Index	USD 22,061,584	(2,144,524)	—	(2,144,524)
Pay	6M LIBOR	01/22/16	UBS AG	KBW Banks Total Return Index	USD 30,104,528	(556,014)	—	(556,014)

Totals						$(3,784,179)	$—	$(3,784,179)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3M LIBOR	2.015%	07/23/25	USD	324,000,000	$12,188,974

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MIST-367

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy —(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,194,265	$—	$—	$5,194,265
Air Freight & Logistics	1,357,239	481,406	—	1,838,645
Airlines	229,364	398,973	—	628,337
Auto Components	1,312,408	3,534,696	—	4,847,104
Automobiles	796,285	3,302,164	—	4,098,449
Banks	14,988,010	13,420,982	130,221	28,539,213
Beverages	5,034,255	2,972,962	—	8,007,217
Biotechnology	5,504,934	1,047,533	—	6,552,467
Building Products	—	641,456	—	641,456
Capital Markets	4,260,630	2,867,595	—	7,128,225
Chemicals	3,979,602	5,121,326	—	9,100,928
Commercial Services & Supplies	1,354,468	1,178,790	—	2,533,258
Communications Equipment	3,426,590	28,118	—	3,454,708
Construction & Engineering	147,324	938,093	—	1,085,417
Construction Materials	—	480,131	—	480,131
Consumer Finance	1,852,413	—	—	1,852,413
Containers & Packaging	857,624	—	—	857,624
Distributors	281,826	—	—	281,826
Diversified Consumer Services	—	12,067	—	12,067
Diversified Financial Services	791,635	1,952,142	—	2,743,777
Diversified Telecommunication Services	4,411,340	3,632,447	—	8,043,787
Electric Utilities	339,066	1,523,567	—	1,862,633
Electrical Equipment	1,961,564	2,363,344	—	4,324,908
Electronic Equipment, Instruments & Components	3,658,307	701,819	—	4,360,126
Energy Equipment & Services	1,928,567	552,665	—	2,481,232
Food & Staples Retailing	1,758,712	2,269,337	—	4,028,049
Food Products	2,858,800	2,799,079	—	5,657,879
Gas Utilities	—	847,731	—	847,731
Health Care Equipment & Supplies	3,579,063	1,974,822	—	5,553,885
Health Care Providers & Services	5,137,714	68,053	—	5,205,767
Health Care Technology	380,767	77,803	—	458,570
Hotels, Restaurants & Leisure	1,864,951	1,140,831	—	3,005,782
Household Durables	517,686	1,575,421	—	2,093,107
Household Products	4,355,756	1,102,306	—	5,458,062
Independent Power and Renewable Electricity Producers	203,416	—	—	203,416
Industrial Conglomerates	2,852,899	1,228,054	—	4,080,953
Insurance	8,140,322	5,491,278	—	13,631,600
Internet & Catalog Retail	1,964,380	86,977	—	2,051,357
Internet Software & Services	8,893,719	707,523	—	9,601,242
IT Services	21,202,799	890,642	—	22,093,441
Leisure Products	413,345	—	—	413,345
Life Sciences Tools & Services	647,942	108,286	—	756,228
Machinery	4,640,835	4,587,200	—	9,228,035
Marine	—	378,005	—	378,005
Media	4,842,474	3,374,806	—	8,217,280
Metals & Mining	743,146	3,871,829	—	4,614,975
Multi-Utilities	680,728	223,653	—	904,381
Multiline Retail	471,675	1,032,384	—	1,504,059
Oil, Gas & Consumable Fuels	10,016,723	7,817,332	—	17,834,055
Paper & Forest Products	708,761	—	—	708,761
Personal Products	422,940	2,868,323	—	3,291,263
Pharmaceuticals	9,552,081	14,407,360	—	23,959,441
Professional Services	252,000	1,254,781	—	1,506,781
Real Estate Investment Trusts	552,847	847,763	—	1,400,610
Real Estate Management & Development	—	2,440,603	—	2,440,603
Road & Rail	939,964	1,501,561	—	2,441,525
Semiconductors & Semiconductor Equipment	14,212,327	302,913	—	14,515,240

MIST-368

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$19,541,649	$2,232,454	$—	$21,774,103
Specialty Retail	5,804,084	1,510,758	—	7,314,842
Technology Hardware, Storage & Peripherals	16,469,255	1,637,440	—	18,106,695
Textiles, Apparel & Luxury Goods	1,071,599	2,392,715	—	3,464,314
Thrifts & Mortgage Finance	206,819	—	—	206,819
Tobacco	2,520,337	2,009,490	—	4,529,827
Trading Companies & Distributors	413,498	1,138,646	—	1,552,144
Transportation Infrastructure	24,744	208,190	—	232,934
Water Utilities	—	210,178	—	210,178
Wireless Telecommunication Services	55,594	2,583,636	—	2,639,230
Total Common Stocks	222,584,067	126,352,439	130,221	349,066,727
Total Corporate Bonds & Notes*	—	253,411,627	—	253,411,627
Mutual Funds
Investment Company Securities	42,382,288	205,659	—	42,587,947
Total U.S. Treasury & Government Agencies*	—	17,750,314	—	17,750,314
Preferred Stocks
Banks	68,545	—	—	68,545
Chemicals	—	134,079	—	134,079
Construction Materials	—	29,730	—	29,730
Household Products	—	204,670	—	204,670
Total Preferred Stocks	68,545	368,479	—	437,024
Short-Term Investments
Mutual Fund	36,796,011	—	—	36,796,011
Repurchase Agreement	—	352,167,911	—	352,167,911
Total Short-Term Investments	36,796,011	352,167,911	—	388,963,922
Total Investments	$301,830,911	$750,256,429	$130,221	$1,052,217,561

Collateral for Securities Loaned (Liability)	$—	$(36,796,011)	$—	$(36,796,011)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,422,006	$—	$1,422,006
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,884,613)	—	(1,884,613)
Total Forward Contracts	$—	$(462,607)	$—	$(462,607)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,786,385	$—	$—	$1,786,385
Futures Contracts (Unrealized Depreciation)	(5,658,963)	—	—	(5,658,963)
Total Futures Contracts	$(3,872,578)	$—	$—	$(3,872,578)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$12,188,974	$—	$12,188,974
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,784,179)	$—	$(3,784,179)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $52,418 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $103,462 were due to the application of a systematic fair valuation model factor

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation	Transfers into Level 3	Balance as of September 30, 2015	Change in Unrealized Appreciation from Investments Still Held at September 30, 2015
Common Stocks
Banks	$—	$32,107	$98,114	$130,221	$32,107

Common Stocks in the amount of $98,114 transferred into level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-369

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—89.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—89.0%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	738,134	$54,813,831
Financial Select Sector SPDR Fund (a) (b)	2,348,466	53,216,239
Health Care Select Sector SPDR Fund (a) (b)	754,916	49,998,087
iShares 20+ Year Treasury Bond ETF (a)	888,112	109,717,356
iShares Core MSCI Emerging Markets ETF (a)	1,008,465	40,227,669
iShares iBoxx $ Investment Grade Corporate Bond ETF	248,332	28,828,862
iShares MSCI Canada ETF (a)	1,369,350	31,495,050
iShares MSCI EAFE ETF (a)	5,365,216	307,534,181
iShares TIPS Bond ETF (a)	606,968	67,185,288
SPDR Barclays High Yield Bond ETF (a) (b)	9,430,035	336,275,048
SPDR Dow Jones International Real Estate ETF (a) (b)	1,037,011	40,796,013
SPDR S&P 500 ETF Trust (a) (b)	2,763,722	529,612,047
SPDR S&P International Small Cap ETF (b)	1,908,091	52,510,664
Vanguard REIT ETF (a)	1,277,178	96,478,026
Vanguard Total Bond Market ETF (a)	4,617,948	378,348,479
WisdomTree Europe Hedged Equity Fund	1,657,681	90,592,267
WisdomTree Japan Hedged Equity Fund	1,857,462	90,384,101

Total Mutual Funds (Cost $2,375,373,658)		2,358,013,208

Short-Term Investments—29.3%

Mutual Funds—29.3%
AIM STIT-STIC Prime Portfolio	289,642,663	289,642,663
State Street Navigator Securities Lending MET Portfolio (b) (c)	486,738,281	486,738,281

Total Short-Term Investments (Cost $776,380,944)		776,380,944

Total Investments—118.3% (Cost $3,151,754,602) (d)		3,134,394,152
Other assets and liabilities (net)—(18.3)%		(485,592,297)

Net Assets—100.0%		$2,648,801,855

(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $628,376,621 and the collateral received consisted of cash in the amount of $486,738,281 and non-cash collateral with a value of $151,866,432. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $3,151,754,602. The aggregate unrealized appreciation and depreciation of investments were $99,763,494 and $(117,123,944), respectively, resulting in net unrealized depreciation of $(17,360,450).
(ETF)—	Exchange-Traded Fund

MIST-370

Met Investors Series Trust

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,358,013,208	$—	$—	$2,358,013,208
Total Short-Term Investments*	776,380,944	—	—	776,380,944
Total Investments	$3,134,394,152	$—	$—	$3,134,394,152

Collateral for securities loaned (Liability)	$—	$(486,738,281)	$—	$(486,738,281)

*	See Schedule of Investments for additional detailed categorizations.

MIST-371

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mutual Funds—89.0% of Net Assets

Security Description	Shares	Value

Investment Company Securities—89.0%
Consumer Discretionary Select Sector SPDR Fund (a) (b)	256,808	$19,070,562
Financial Select Sector SPDR Fund (a) (b)	792,060	17,948,080
Health Care Select Sector SPDR Fund (a) (b)	265,421	17,578,833
iShares 20+ Year Treasury Bond ETF (a)	308,517	38,114,190
iShares Core MSCI Emerging Markets ETF	813,816	32,463,120
iShares Core S&P Small-Cap ETF (a)	169,687	18,083,543
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	87,276	10,131,871
iShares MSCI Canada ETF (a)	724,736	16,668,928
iShares MSCI EAFE ETF (a)	2,865,213	164,234,009
iShares TIPS Bond ETF (a)	45,032	4,984,592
SPDR Barclays High Yield Bond ETF (a) (b)	2,012,560	71,767,889
SPDR Dow Jones International Real Estate ETF (a) (b)	346,959	13,649,367
SPDR S&P 500 ETF Trust (a) (b)	1,193,706	228,749,881
SPDR S&P International Small Cap ETF (b)	1,004,535	27,644,803
SPDR S&P MidCap 400 ETF Trust (a) (b)	108,810	27,081,721
Vanguard REIT ETF (a)	448,940	33,912,928
Vanguard Total Bond Market ETF (a)	123,731	10,137,281
WisdomTree Europe Hedged Equity Fund (a)	573,521	31,342,923
WisdomTree Japan Hedged Equity Fund (a)	643,251	31,300,594

Total Mutual Funds (Cost $800,618,714)		814,865,115

Short-Term Investments—29.5%

Mutual Funds—29.5%
AIM STIT-STIC Prime Portfolio	100,306,302	100,306,302
State Street Navigator Securities Lending MET Portfolio (b) (c)	169,624,580	169,624,580

Total Short-Term Investments (Cost $269,930,882)		269,930,882

Total Investments—118.5% (Cost $1,070,549,596) (d)		1,084,795,997
Other assets and liabilities (net)—(18.5)%		(169,163,361)

Net Assets—100.0%		$915,632,636

(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $256,198,050 and the collateral received consisted of cash in the amount of $169,624,580 and non-cash collateral with a value of $89,223,024. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $1,070,549,596. The aggregate unrealized appreciation and depreciation of investments were $52,336,345 and $(38,089,944), respectively, resulting in net unrealized appreciation of $14,246,401.
(ETF)—	Exchange-Traded Fund

MIST-372

Met Investors Series Trust

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$814,865,115	$—	$—	$814,865,115
Total Short-Term Investments*	269,930,882	—	—	269,930,882
Total Investments	$1,084,795,997	$—	$—	$1,084,795,997

Collateral for securities loaned (Liability)	$—	$(169,624,580)	$—	$(169,624,580)

*	See Schedule of Investments for additional detailed categorizations.

MIST-373

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.9%
Boeing Co. (The)	363,300	$47,574,135
Honeywell International, Inc.	358,400	33,936,896
Raytheon Co.	280,200	30,614,652
United Technologies Corp.	473,900	42,172,361

		154,298,044

Airlines—2.0%
Southwest Airlines Co.	1,614,200	61,404,168

Auto Components—1.0%
Johnson Controls, Inc.	774,000	32,012,640

Automobiles—0.9%
General Motors Co.	919,000	27,588,380

Banks—12.1%
Bank of America Corp.	6,283,200	97,892,256
Citigroup, Inc.	500,000	24,805,000
JPMorgan Chase & Co.	2,285,300	139,334,741
PNC Financial Services Group, Inc. (The)	306,800	27,366,560
U.S. Bancorp	993,300	40,735,233
Wells Fargo & Co.	920,400	47,262,540

		377,396,330

Beverages—1.5%
PepsiCo, Inc.	486,100	45,839,230

Biotechnology—2.7%
AbbVie, Inc.	452,000	24,593,320
Amgen, Inc.	273,400	37,816,688
Baxalta, Inc.	702,600	22,138,926

		84,548,934

Capital Markets—6.7%
Ameriprise Financial, Inc.	274,900	29,999,837
Bank of New York Mellon Corp. (The)	1,509,000	59,077,350
Charles Schwab Corp. (The)	505,900	14,448,504
Invesco, Ltd.	568,900	17,766,747
Morgan Stanley	2,747,500	86,546,250

		207,838,688

Chemicals—2.6%
Celanese Corp.—Series A (a)	1,022,300	60,489,491
E.I. du Pont de Nemours & Co.	454,000	21,882,800

		82,372,291

Commercial Services & Supplies—0.9%
Tyco International plc	844,000	28,240,240

Communications Equipment—2.1%
Cisco Systems, Inc.	1,301,500	34,164,375
QUALCOMM, Inc.	568,000	30,518,640

		64,683,015

Construction Materials—0.8%
Vulcan Materials Co.	272,600	24,315,920

Consumer Finance—1.2%
American Express Co.	505,300	37,457,889

Diversified Telecommunication Services—0.8%
AT&T, Inc.	786,500	25,624,170

Electric Utilities—3.0%
Entergy Corp. (a)	348,400	22,680,840
Exelon Corp.	917,300	27,243,810
FirstEnergy Corp.	1,443,000	45,180,330

		95,104,980

Electrical Equipment—0.2%
Emerson Electric Co.	142,700	6,303,059

Electronic Equipment, Instruments & Components—1.1%
TE Connectivity, Ltd.	556,400	33,322,796

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	267,300	13,910,292

Food & Staples Retailing—0.6%
Wal-Mart Stores, Inc.	265,900	17,240,956

Food Products—0.7%
Tyson Foods, Inc. - Class A (a)	468,000	20,170,800

Health Care Equipment & Supplies—1.6%
Medtronic plc	761,065	50,945,691

Health Care Providers & Services—0.3%
Aetna, Inc.	84,000	9,190,440

Hotels, Restaurants & Leisure—2.2%
Carnival Corp.	1,089,900	54,168,030
Las Vegas Sands Corp. (a)	410,000	15,567,700

		69,735,730

Household Products—1.5%
Procter & Gamble Co. (The)	671,400	48,300,516

Independent Power and Renewable Electricity Producers—1.8%
AES Corp.	4,632,500	45,352,175
NRG Energy, Inc.	789,100	11,718,135

		57,070,310

Industrial Conglomerates—3.3%
3M Co.	92,500	13,113,725
General Electric Co.	3,528,000	88,976,160

		102,089,885

MIST-374

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—4.6%
Allstate Corp. (The)	408,200	$23,773,568
Loews Corp. (a)	429,000	15,504,060
Marsh & McLennan Cos., Inc.	1,187,900	62,032,138
XL Group plc	1,129,110	41,009,275

		142,319,041

IT Services—0.5%
Western Union Co. (The) (a)	910,400	16,714,944

Leisure Products—0.6%
Mattel, Inc. (a)	937,000	19,733,220

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc.	454,100	55,527,348

Machinery—0.8%
Illinois Tool Works, Inc.	320,800	26,405,048

Media—3.6%
Comcast Corp. - Class A	815,400	46,379,952
News Corp. - Class A	804,000	10,146,480
Time Warner, Inc.	363,300	24,976,875
Twenty-First Century Fox, Inc. - Class B (a)	708,000	19,165,560
Viacom, Inc. - Class B	294,000	12,686,100

		113,354,967

Multi-Utilities—2.7%
PG&E Corp. (a)	1,618,800	85,472,640

Multiline Retail—1.0%
Kohl’s Corp. (a)	667,900	30,930,449

Oil, Gas & Consumable Fuels—6.7%
Apache Corp.	806,100	31,566,876
Canadian Natural Resources, Ltd.	1,657,900	32,246,155
Exxon Mobil Corp.	546,300	40,617,405
Hess Corp. (a)	608,500	30,461,510
Occidental Petroleum Corp.	669,600	44,294,040
Royal Dutch Shell plc - Class A (ADR)	627,600	29,741,964

		208,927,950

Paper & Forest Products—0.8%
International Paper Co.	667,900	25,239,941

Pharmaceuticals—7.0%
Johnson & Johnson	670,800	62,619,180
Merck & Co., Inc.	1,227,200	60,611,408
Pfizer, Inc.	3,015,700	94,723,137

		217,953,725

Real Estate Investment Trusts—0.8%
Weyerhaeuser Co.	933,900	25,532,826

Road & Rail—2.0%
Canadian Pacific Railway, Ltd.	339,300	48,713,301
Union Pacific Corp.	147,800	13,066,998

		61,780,299

Semiconductors & Semiconductor Equipment—1.3%
Texas Instruments, Inc.	791,100	39,175,272

Software—2.7%
Microsoft Corp.	1,869,500	82,744,070

Specialty Retail—1.7%
Lowe’s Cos., Inc.	789,600	54,419,232

Technology Hardware, Storage & Peripherals—0.4%
SanDisk Corp. (a)	256,000	13,908,480

Tobacco—1.5%
Philip Morris International, Inc.	608,200	48,248,506

Wireless Telecommunication Services—0.6%
T-Mobile U.S., Inc. (b)	504,000	20,064,240

Total Common Stocks (Cost $2,718,356,850)		3,065,457,592

Short-Term Investments—4.8%

Mutual Funds—4.8%
State Street Navigator Securities Lending MET Portfolio (c)	82,255,864	82,255,864
T. Rowe Price Government Reserve Investment Fund (d)	66,067,649	66,067,649

Total Short-Term Investments (Cost $148,323,513)		148,323,513

Total Investments—102.8% (Cost $2,866,680,363) (e)		3,213,781,105
Other assets and liabilities (net)—(2.8)%		(86,298,396)

Net Assets—100.0%		$3,127,482,709

(a)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $93,187,939 and the collateral received consisted of cash in the amount of $82,255,864 and non-cash collateral with a value of $10,335,907. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	Affiliated Issuer.
(e)	As of September 30, 2015, the aggregate cost of investments was $2,866,680,363. The aggregate unrealized appreciation and depreciation of investments were $543,491,836 and $(196,391,094), respectively, resulting in net unrealized appreciation of $347,100,742.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-375

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,065,457,592	$—	$—	$3,065,457,592
Total Short-Term Investments*	148,323,513	—	—	148,323,513
Total Investments	$3,213,781,105	$—	$—	$3,213,781,105

Collateral for securities loaned (Liability)	$—	$(82,255,864)	$—	$(82,255,864)

*	See Schedule of Investments for additional detailed categorizations.

MIST-376

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—93.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
DigitalGlobe, Inc. (a) (b)	367,000	$6,980,340
Textron, Inc.	664,000	24,992,960

		31,973,300

Auto Components—0.7%
BorgWarner, Inc.	266,000	11,062,940

Automobiles—0.7%
Harley-Davidson, Inc. (b)	130,000	7,137,000
Tesla Motors, Inc. (a) (b)	13,000	3,229,200

		10,366,200

Biotechnology—3.4%
Alkermes plc (a) (b)	349,000	20,475,830
Alnylam Pharmaceuticals, Inc. (a) (b)	33,000	2,651,880
Baxalta, Inc.	342,000	10,776,420
Incyte Corp. (a)	116,000	12,798,280
Vertex Pharmaceuticals, Inc. (a)	67,000	6,977,380

		53,679,790

Building Products—0.9%
Allegion plc	250,000	14,415,000

Capital Markets—2.1%
E*Trade Financial Corp. (a)	199,000	5,239,670
LPL Financial Holdings, Inc. (b)	232,000	9,226,640
Oaktree Capital Group LLC	73,000	3,613,500
TD Ameritrade Holding Corp.	465,000	14,805,600

		32,885,410

Chemicals—2.3%
Ashland, Inc.	78,000	7,848,360
Celanese Corp. - Series A	140,000	8,283,800
Cytec Industries, Inc.	98,000	7,237,300
RPM International, Inc.	299,000	12,525,110

		35,894,570

Commercial Services & Supplies—0.8%
Waste Connections, Inc.	266,000	12,922,280

Communications Equipment—0.4%
Lumentum Holdings, Inc. (a)	105,000	1,779,750
Palo Alto Networks, Inc. (a)	23,000	3,956,000
Viavi Solutions, Inc. (a)	265,000	1,423,050

		7,158,800

Construction Materials—0.8%
Martin Marietta Materials, Inc. (b)	83,000	12,611,850

Containers & Packaging—0.8%
Ball Corp.	200,000	12,440,000

Diversified Financial Services—3.2%
CBOE Holdings, Inc.	266,000	17,843,280

Diversified Financial Services—(Continued)
Intercontinental Exchange, Inc.	72,000	16,919,280
MSCI, Inc.	282,000	16,767,720

		51,530,280

Electrical Equipment—2.8%
Acuity Brands, Inc.	60,000	10,534,800
AMETEK, Inc.	302,000	15,800,640
Sensata Technologies Holding N.V. (a) (b)	400,000	17,736,000

		44,071,440

Electronic Equipment, Instruments & Components—1.9%
Cognex Corp.	99,000	3,402,630
FEI Co.	139,000	10,152,560
Keysight Technologies, Inc. (a)	498,000	15,358,320
Trimble Navigation, Ltd. (a)	99,000	1,625,580

		30,539,090

Food & Staples Retailing—1.5%
Rite Aid Corp. (a) (b)	1,827,000	11,089,890
Sprouts Farmers Market, Inc. (a) (b)	332,000	7,005,200
Whole Foods Market, Inc.	199,000	6,298,350

		24,393,440

Food Products—1.2%
Blue Buffalo Pet Products, Inc. (a) (b)	36,000	644,760
TreeHouse Foods, Inc. (a)	83,000	6,456,570
WhiteWave Foods Co. (The) (a)	299,000	12,004,850

		19,106,180

Gas Utilities—0.1%
Atmos Energy Corp.	28,400	1,652,312

Health Care Equipment & Supplies—6.4%
Cooper Cos., Inc. (The)	123,000	18,309,780
DENTSPLY International, Inc.	332,000	16,789,240
Hologic, Inc. (a)	199,000	7,786,870
IDEXX Laboratories, Inc. (a) (b)	166,000	12,325,500
Intuitive Surgical, Inc. (a)	45,000	20,681,100
Teleflex, Inc. (b)	166,000	20,618,860
West Pharmaceutical Services, Inc.	101,400	5,487,768

		101,999,118

Health Care Providers & Services—3.0%
Envision Healthcare Holdings, Inc. (a)	226,000	8,314,540
Henry Schein, Inc. (a)	133,000	17,651,760
MEDNAX, Inc. (a)	166,000	12,747,140
Universal Health Services, Inc. - Class B	66,000	8,237,460

		46,950,900

Health Care Technology—0.8%
IMS Health Holdings, Inc. (a)	299,000	8,700,900
Veeva Systems, Inc. - Class A (a) (b)	199,000	4,658,590

		13,359,490

MIST-377

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—5.2%
Aramark	365,000	$10,818,600
Chipotle Mexican Grill, Inc. (a)	7,000	5,041,750
Choice Hotels International, Inc.	199,000	9,482,350
Marriott International, Inc. - Class A (b)	166,000	11,321,200
MGM Resorts International (a)	332,000	6,125,400
Norwegian Cruise Line Holdings, Ltd. (a)	505,000	28,936,500
Royal Caribbean Cruises, Ltd. (b)	116,000	10,334,440

		82,060,240

Household Durables—0.4%
Harman International Industries, Inc.	66,000	6,335,340

Industrial Conglomerates—1.3%
Roper Technologies, Inc.	133,000	20,841,100

Insurance—4.9%
FNF Group	665,000	23,587,550
HCC Insurance Holdings, Inc.	264,000	20,452,080
Progressive Corp. (The)	516,000	15,810,240
Willis Group Holdings plc	432,000	17,699,040

		77,548,910

Internet & Catalog Retail—0.4%
TripAdvisor, Inc. (a) (b)	100,000	6,302,000

Internet Software & Services—3.8%
Akamai Technologies, Inc. (a)	183,000	12,637,980
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt (a) (c) (d)	15,101	286,919
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt (a) (c) (d)	10,403	197,657
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt (a) (c) (d)	54,328	1,032,232
Atlassian, Inc. - Series 1, Restricted Receipt (a) (c) (d)	26,508	503,652
Atlassian, Inc. - Series 2, Depository Receipt (a) (c) (d)	70,977	1,348,563
Atlassian, Inc. - Series A, Preference Depository Receipt (a) (c) (d)	52,487	997,253
Coupons.com, Inc. (a) (b)	205,400	1,848,600
GrubHub, Inc. (a) (b)	95,000	2,312,300
LinkedIn Corp. - Class A (a)	17,000	3,232,210
Rackspace Hosting, Inc. (a) (b)	151,100	3,729,148
VeriSign, Inc. (a) (b)	332,000	23,425,920
Zillow Group, Inc. - Class A (a) (b)	100,000	2,873,000
Zillow Group, Inc. - Class C (a) (b)	199,000	5,373,000

		59,798,434

IT Services—7.3%
CoreLogic, Inc. (a)	358,400	13,343,232
Fidelity National Information Services, Inc.	166,000	11,135,280
Fiserv, Inc. (a)	465,000	40,273,650
Gartner, Inc. (a)	133,000	11,162,690
Global Payments, Inc.	199,000	22,831,270
Vantiv, Inc. - Class A (a)	399,000	17,923,080

		116,669,202

Life Sciences Tools & Services—2.3%
Agilent Technologies, Inc.	465,000	15,963,450
Bruker Corp. (a)	625,000	10,268,750
Illumina, Inc. (a)	37,000	6,505,340
Mettler-Toledo International, Inc. (a)	15,000	4,271,100

		37,008,640

Machinery—3.0%
Colfax Corp. (a) (b)	239,000	7,148,490
IDEX Corp.	279,000	19,892,700
Nordson Corp. (b)	49,000	3,084,060
Rexnord Corp. (a)	235,400	3,997,092
WABCO Holdings, Inc. (a)	50,000	5,241,500
Xylem, Inc.	249,000	8,179,650

		47,543,492

Metals & Mining—0.9%
Franco-Nevada Corp.	26,000	1,144,520
Franco-Nevada Corp. (Toronto Exchange)	306,000	13,485,096

		14,629,616

Multiline Retail—1.1%
Dollar General Corp.	233,000	16,878,520

Oil, Gas & Consumable Fuels—2.4%
Cimarex Energy Co.	66,000	6,763,680
Concho Resources, Inc. (a) (b)	100,000	9,830,000
EQT Corp.	193,000	12,500,610
Pioneer Natural Resources Co.	33,000	4,014,120
Range Resources Corp. (b)	166,000	5,331,920

		38,440,330

Pharmaceuticals—0.8%
Catalent, Inc. (a)	433,000	10,521,900
Mallinckrodt plc (a)	33,000	2,110,020

		12,631,920

Professional Services—5.5%
Equifax, Inc.	199,000	19,338,820
IHS, Inc. - Class A (a)	232,000	26,912,000
ManpowerGroup, Inc.	116,000	9,499,240
Towers Watson & Co. - Class A	100,000	11,738,000
TransUnion (a)	101,900	2,559,728
Verisk Analytics, Inc. (a)	233,000	17,221,030

		87,268,818

Real Estate Management & Development—1.0%
Jones Lang LaSalle, Inc.	99,000	14,233,230
WeWork Cos., Inc. - Class A (a) (c) (d)	47,810	1,572,450

		15,805,680

Road & Rail—1.3%
J.B. Hunt Transport Services, Inc.	117,000	8,353,800
Kansas City Southern	137,000	12,450,560

		20,804,360

MIST-378

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.7%
Altera Corp.	233,000	$11,668,640
Atmel Corp.	1,129,000	9,111,030
Microchip Technology, Inc. (b)	349,000	15,038,410
Xilinx, Inc.	183,000	7,759,200

		43,577,280

Software—3.5%
FactSet Research Systems, Inc. (b)	53,000	8,469,930
Fortinet, Inc. (a)	66,000	2,803,680
Guidewire Software, Inc. (a)	23,000	1,209,340
Mobileye NV (a) (b)	123,000	5,594,040
NetSuite, Inc. (a) (b)	33,000	2,768,700
Red Hat, Inc. (a)	283,000	20,342,040
ServiceNow, Inc. (a) (b)	60,000	4,167,000
SS&C Technologies Holdings, Inc.	133,000	9,315,320
Workday, Inc. - Class A (a) (b)	23,000	1,583,780

		56,253,830

Specialty Retail—6.3%
AutoZone, Inc. (a)	34,000	24,610,220
CarMax, Inc. (a) (b)	482,000	28,592,240
L Brands, Inc.	149,000	13,429,370
Michaels Cos., Inc. (The) (a)	383,000	8,847,300
O’Reilly Automotive, Inc. (a)	100,000	25,000,000

		100,479,130

Textiles, Apparel & Luxury Goods—1.7%
Hanesbrands, Inc.	532,000	15,396,080
PVH Corp.	83,000	8,461,020
Wolverine World Wide, Inc.	133,000	2,878,120

		26,735,220

Trading Companies & Distributors—0.2%
Fastenal Co. (b)	70,000	2,562,700

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (a)	532,000	21,178,920

Total Common Stocks (Cost $1,064,386,903)		1,480,366,072

Convertible Preferred Stocks—0.3%

Internet Software & Services—0.0%
LivingSocial, Inc.- Series E (a)(c)(d)	757,490	60,448

Real Estate Management & Development — 0.3%
WeWork Cos., Inc.- Series D1 (a)(c)(d)	89,839	2,954,766
WeWork Cos., Inc.- Series D2 (a)(c)(d)	70,588	2,321,609

		5,276,375

Total Convertible Preferred Stocks (Cost $6,951,872)		5,336,823

Short-Term Investments—18.2%

Security Description	Shares	Value

Mutual Funds—18.2%
State Street Navigator Securities Lending MET Portfolio (e)	185,039,579	$185,039,579
T. Rowe Price Government Reserve Investment Fund (f)	104,077,645	104,077,645

Total Short-Term Investments (Cost $289,117,224)		289,117,224

Total Investments—111.6% (Cost $1,360,455,999) (g)		1,774,820,119
Other assets and liabilities (net)—(11.6)%		(184,740,795)

Net Assets—100.0%		$1,590,079,324

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $209,765,899 and the collateral received consisted of cash in the amount of $185,039,579 and non-cash collateral with a value of $25,111,062. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2015, the market value of restricted securities was $11,275,549, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2015, these securities represent 0.7% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(f)	Affiliated Issuer.
(g)	As of September 30, 2015, the aggregate cost of investments was $1,360,455,999. The aggregate unrealized appreciation and depreciation of investments were $465,347,635 and $(50,983,515), respectively, resulting in net unrealized appreciation of $414,364,120.

MIST-379

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Atlassian, Inc. - Class A, Ordinary Restricted Depository Receipt	04/09/14	15,101	$241,616	$286,919
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Ordinary Depository Receipt	04/09/14	10,403	166,448	197,657
Atlassian, Inc. - Class A, Ordinary Unrestricted From B Preference Depository Receipt	04/09/14	54,328	869,248	1,032,232
Atlassian, Inc. - Series 1, Restricted Receipt	04/09/14	26,508	424,128	503,652
Atlassian, Inc. - Series 2, Depository Receipt	04/09/14	70,977	1,135,632	1,348,563
Atlassian, Inc. - Series A, Preference Depository Receipt	04/09/14	52,487	839,792	997,253
LivingSocial, Inc. - Series E	04/01/11	757,490	4,280,576	60,448
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	47,810	722,353	1,572,450
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	2,954,766
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	2,321,609

				$11,275,549

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$31,973,300	$—	$—	$31,973,300
Auto Components	11,062,940	—	—	11,062,940
Automobiles	10,366,200	—	—	10,366,200
Biotechnology	53,679,790	—	—	53,679,790
Building Products	14,415,000	—	—	14,415,000
Capital Markets	32,885,410	—	—	32,885,410
Chemicals	35,894,570	—	—	35,894,570
Commercial Services & Supplies	12,922,280	—	—	12,922,280
Communications Equipment	7,158,800	—	—	7,158,800
Construction Materials	12,611,850	—	—	12,611,850
Containers & Packaging	12,440,000	—	—	12,440,000
Diversified Financial Services	51,530,280	—	—	51,530,280
Electrical Equipment	44,071,440	—	—	44,071,440
Electronic Equipment, Instruments & Components	30,539,090	—	—	30,539,090
Food & Staples Retailing	24,393,440	—	—	24,393,440
Food Products	19,106,180	—	—	19,106,180
Gas Utilities	1,652,312	—	—	1,652,312
Health Care Equipment & Supplies	101,999,118	—	—	101,999,118
Health Care Providers & Services	46,950,900	—	—	46,950,900
Health Care Technology	13,359,490	—	—	13,359,490
Hotels, Restaurants & Leisure	82,060,240	—	—	82,060,240
Household Durables	6,335,340	—	—	6,335,340
Industrial Conglomerates	20,841,100	—	—	20,841,100

MIST-380

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$77,548,910	$—	$—	$77,548,910
Internet & Catalog Retail	6,302,000	—	—	6,302,000
Internet Software & Services	55,432,158	—	4,366,276	59,798,434
IT Services	116,669,202	—	—	116,669,202
Life Sciences Tools & Services	37,008,640	—	—	37,008,640
Machinery	47,543,492	—	—	47,543,492
Metals & Mining	14,629,616	—	—	14,629,616
Multiline Retail	16,878,520	—	—	16,878,520
Oil, Gas & Consumable Fuels	38,440,330	—	—	38,440,330
Pharmaceuticals	12,631,920	—	—	12,631,920
Professional Services	87,268,818	—	—	87,268,818
Real Estate Management & Development	14,233,230	—	1,572,450	15,805,680
Road & Rail	20,804,360	—	—	20,804,360
Semiconductors & Semiconductor Equipment	43,577,280	—	—	43,577,280
Software	56,253,830	—	—	56,253,830
Specialty Retail	100,479,130	—	—	100,479,130
Textiles, Apparel & Luxury Goods	26,735,220	—	—	26,735,220
Trading Companies & Distributors	2,562,700	—	—	2,562,700
Wireless Telecommunication Services	21,178,920	—	—	21,178,920
Total Common Stocks	1,474,427,346	—	5,938,726	1,480,366,072
Total Convertible Preferred Stock*	—	—	5,336,823	5,336,823
Total Short-Term Investments*	289,117,224	—	—	289,117,224
Total Investments	$1,763,544,570	$—	$11,275,549	$1,774,820,119

Collateral for securities loaned (Liability)	$—	$(185,039,579)	$—	$(185,039,579)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2014	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Balance as of September 30, 2015	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2015
Common Stock
Internet Software & Services	$4,366,276	$0	$—	$4,366,276	$0
Real Estate Management & Development	300,986	850,098	421,366	1,572,450	850,098
Convertible Preferred Stock
Internet Software & Services	181,797	(121,349)	—	60,448	(121,349)
Real Estate Management & Development	2,671,296	2,605,079	—	5,276,375	2,605,079

Total	$7,520,355	$3,333,828	$421,366	$11,275,549	$3,333,828

MIST-381

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

U.S. Treasury & Government Agencies—56.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.3%
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	25,491,942	$25,877,328
3.000%, TBA (a)	60,265,000	61,074,811
3.500%, TBA (a)	82,210,000	85,720,287
4.000%, TBA (a)	63,680,000	67,823,653
4.500%, TBA (a)	19,100,000	20,704,698
Fannie Mae Pool
2.470%, 01/01/23	2,500,000	2,542,149
2.740%, 03/01/25	2,194,586	2,216,772
2.800%, 06/01/25	4,950,000	5,003,157
3.320%, 08/01/26	1,895,000	1,972,155
3.500%, 01/01/44	19,848,139	20,795,216
3.920%, 10/01/23	1,730,000	1,903,531
4.080%, 01/01/29	4,451,557	4,942,775
4.380%, 06/01/21	7,629,065	8,443,487
4.383%, 04/01/21	7,380,049	8,147,895
4.520%, 08/01/19	4,254,763	4,681,265
4.550%, 10/01/19	5,096,519	5,635,456
4.570%, 01/01/21	1,490,195	1,668,013
4.575%, 02/01/20	4,129,380	4,589,041
4.590%, 08/01/26	2,991,173	3,439,173
Fannie Mae-ACES
0.373%, 11/25/18 (b)	9,792,402	9,780,828
0.455%, 03/25/19 (b)	7,727,582	7,714,723
0.544%, 05/25/18 (b)	2,761,902	2,763,724
0.544%, 08/25/18 (b)	2,169,461	2,170,617
3.049%, 12/25/24 (b)	9,818,248	10,242,985
Freddie Mac 15 Yr. Gold Pool
2.500%, 09/01/30	12,595,000	12,857,724
3.000%, 08/01/30	4,661,270	4,855,879
Freddie Mac 30 Yr. Gold Pool
3.500%, 01/01/45	9,798,310	10,252,119
3.500%, 04/01/45	9,798,677	10,291,417
3.500%, 06/01/45	25,553,633	26,705,321
3.500%, 08/01/45	10,029,184	10,446,515
Freddie Mac Multi-family Structured Pass-Through Certificates
0.744%, 07/25/20 (b)	2,551,636	2,563,445
0.824%, 07/25/20 (b)	2,617,290	2,629,052
1.873%, 01/25/18	1,990,700	1,996,218
3.511%, 04/25/30	4,495,000	4,721,881
Ginnie Mae II 30 Yr. Pool
3.000%, 08/20/45	20,562,385	21,013,799
3.000%, 09/20/45	3,615,000	3,694,361
3.500%, 05/20/45	4,948,662	5,193,340
3.500%, 06/20/45	9,902,296	10,392,466
3.500%, 07/20/45	4,677,627	4,909,304
3.500%, TBA (a)	44,320,000	46,437,308
4.000%, TBA (a)	7,730,000	8,235,622
4.500%, TBA (a)	4,300,000	4,619,142

		561,668,652

Federal Agencies—1.4%
Federal Farm Credit Bank
0.400%, 05/30/17 (b)	20,280,000	20,251,142

Federal Agencies—(Continued)
Federal Home Loan Bank
1.250%, 06/28/30 (c)	8,190,000	8,194,996

		28,446,138

U.S. Treasury—28.2%
U.S. Treasury Bond
2.875%, 08/15/45	32,115,000	32,099,103
U.S. Treasury Inflation Indexed Bond
0.750%, 02/15/45 (d)	53,308,522	46,229,204
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25 (d)	42,762,544	40,986,915
0.375%, 07/15/25 (d)	1,368,663	1,333,217
U.S. Treasury Notes
0.625%, 08/31/17 (e)	163,675,000	163,668,617
1.375%, 08/31/20 (e)	129,830,000	129,982,161
1.375%, 09/30/20	118,680,000	118,680,000
2.000%, 08/15/25	45,460,000	45,219,698

		578,198,915

Total U.S. Treasury & Government Agencies (Cost $1,165,757,266)		1,168,313,705

Corporate Bonds & Notes—20.3%

Airlines—0.6%
America West Airlines Pass-Through Trust
7.100%, 04/02/21	865,615	943,521
8.057%, 07/02/20	603,265	687,722
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,755,847	1,790,964
Continental Airlines Pass-Through Trust
6.545%, 02/02/19	2,784,708	2,996,903
JetBlue Airways Pass-Through Trust
0.696%, 08/15/16 (b)	293,993	292,523
0.771%, 11/15/16 (b)	463,000	457,791
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	2,484,911	2,770,676
7.076%, 03/20/21	1,646,826	1,790,923

		11,731,023

Auto Manufacturers—0.4%
Ford Motor Credit Co. LLC
4.207%, 04/15/16	6,600,000	6,703,924
General Motors Co.
5.200%, 04/01/45	1,800,000	1,689,197

		8,393,121

Banks—6.3%
Bank of America Corp.
3.750%, 07/12/16	3,000,000	3,059,772
4.875%, 04/01/44	900,000	934,259
5.000%, 01/21/44	4,000,000	4,212,324
6.000%, 09/01/17	700,000	754,421
6.500%, 08/01/16	4,610,000	4,814,795

MIST-382

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America N.A.
5.300%, 03/15/17	5,500,000	$5,777,695
Barclays Bank plc
5.000%, 09/22/16	1,567,000	1,625,742
Capital One N.A.
1.650%, 02/05/18	755,000	747,520
Chase Capital VI
0.925%, 08/01/28 (b)	2,000,000	1,705,000
Citigroup, Inc.
1.300%, 04/01/16	3,000,000	3,005,562
1.300%, 11/15/16	4,000,000	4,008,548
4.450%, 01/10/17	2,000,000	2,079,682
5.300%, 01/07/16	5,000,000	5,060,030
6.125%, 11/21/17	6,000,000	6,540,282
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22 (144A)	2,000,000	1,997,718
4.875%, 05/15/45 (144A) (e)	1,600,000	1,567,917
Discover Bank
2.000%, 02/21/18	1,000,000	994,090
2.600%, 11/13/18	2,085,000	2,093,740
3.100%, 06/04/20	3,000,000	3,029,040
Goldman Sachs Group, Inc. (The)
0.769%, 03/22/16 (b)	2,000,000	1,999,546
0.999%, 05/22/17 (b)	1,000,000	999,443
1.925%, 11/29/23 (b)	4,800,000	4,828,349
3.625%, 02/07/16	5,619,000	5,672,807
5.350%, 01/15/16	3,000,000	3,038,328
6.150%, 04/01/18	485,000	534,153
6.250%, 09/01/17	2,830,000	3,075,469
JPMorgan Chase & Co.
2.600%, 01/15/16	6,000,000	6,032,154
6.300%, 04/23/19	3,415,000	3,882,916
JPMorgan Chase Bank N.A.
0.666%, 06/13/16 (b)	2,000,000	1,995,714
6.000%, 10/01/17	3,015,000	3,258,039
JPMorgan Chase Capital XIII
1.277%, 09/30/34 (b)	2,300,000	1,937,750
JPMorgan Chase Capital XXI
1.250%, 02/02/37 (b)	3,000,000	2,332,500
Morgan Stanley
1.750%, 02/25/16	3,475,000	3,486,127
4.300%, 01/27/45	2,000,000	1,900,756
5.450%, 01/09/17	2,000,000	2,100,680
5.625%, 09/23/19	4,050,000	4,524,478
6.625%, 04/01/18	475,000	528,929
7.300%, 05/13/19	1,000,000	1,167,631
Royal Bank of Scotland Group plc
6.400%, 10/21/19	2,500,000	2,808,545
UBS AG
1.375%, 06/01/17	7,000,000	6,986,574
5.875%, 07/15/16	2,000,000	2,070,338
Wells Fargo & Co.
2.600%, 07/22/20	5,175,000	5,224,974
Wells Fargo Bank N.A.
0.531%, 05/16/16 (b)	5,381,000	5,375,312

		129,769,649

Biotechnology—0.5%
Amgen, Inc.
2.300%, 06/15/16	3,570,000	3,602,769
Celgene Corp.
3.875%, 08/15/25	3,100,000	3,100,577
Gilead Sciences, Inc.
3.650%, 03/01/26	3,500,000	3,516,292

		10,219,638

Commercial Services—0.2%
Catholic Health Initiatives
4.350%, 11/01/42	1,600,000	1,487,339
Northwestern University
4.643%, 12/01/44	1,500,000	1,669,616

		3,156,955

Computers—0.1%
Apple, Inc.
4.375%, 05/13/45	1,860,000	1,841,435

Diversified Financial Services—0.6%
Capital One Bank USA N.A.
1.150%, 11/21/16	3,250,000	3,242,021
1.200%, 02/13/17	1,475,000	1,466,371
International Lease Finance Corp.
6.750%, 09/01/16 (144A)	2,000,000	2,070,000
7.125%, 09/01/18 (144A)	5,850,000	6,434,415

		13,212,807

Electric—2.5%
Appalachian Power Co.
4.450%, 06/01/45	2,200,000	2,135,604
CenterPoint Energy Houston Electric LLC
3.550%, 08/01/42	1,945,000	1,780,943
Duke Energy Carolinas LLC
4.250%, 12/15/41	3,300,000	3,362,284
Duke Energy Progress LLC
3.250%, 08/15/25	5,215,000	5,302,028
4.100%, 05/15/42	1,000,000	996,399
4.100%, 03/15/43	2,325,000	2,293,961
Duquesne Light Holdings, Inc.
6.400%, 09/15/20 (144A)	3,250,000	3,733,668
El Paso Electric Co.
3.300%, 12/15/22	825,000	810,342
Entergy Corp.
4.000%, 07/15/22	4,000,000	4,130,732
Exelon Corp.
1.550%, 06/09/17	4,075,000	4,067,808
Florida Power & Light Co.
4.050%, 10/01/44	590,000	590,489
International Transmission Co.
4.625%, 08/15/43 (144A)	2,750,000	2,988,903
IPALCO Enterprises, Inc.
5.000%, 05/01/18	560,000	586,600
Jersey Central Power & Light Co.
5.625%, 05/01/16	1,082,000	1,105,711

MIST-383

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	$990,737
NextEra Energy Capital Holdings, Inc.
1.586%, 06/01/17	4,000,000	4,001,332
2.056%, 09/01/17	1,000,000	1,006,656
PacifiCorp
3.350%, 07/01/25	2,000,000	2,031,020
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,152,998
Public Service Electric & Gas Co.
4.050%, 05/01/45	3,000,000	2,977,845
Xcel Energy, Inc.
3.300%, 06/01/25	2,375,000	2,354,319

		50,400,379

Food—0.2%
Kraft Heinz Foods Co.
5.200%, 07/15/45 (144A)	3,270,000	3,463,090

Gas—0.1%
Laclede Group, Inc. (The)
4.700%, 08/15/44	1,944,000	1,980,073

Healthcare-Products—0.1%
Medtronic, Inc.
3.500%, 03/15/25	2,275,000	2,321,283

Healthcare-Services—0.5%
Baylor Scott & White Holdings
4.185%, 11/15/45	1,300,000	1,218,766
Hartford HealthCare Corp.
5.746%, 04/01/44	1,000,000	1,122,977
North Shore-Long Island Jewish Health Care, Inc.
4.800%, 11/01/42	1,600,000	1,547,227
Providence Health & Services Obligated Group
0.934%, 10/01/15 (b)	1,200,000	1,200,000
Southern Baptist Hospital of Florida, Inc.
4.857%, 07/15/45	1,250,000	1,294,610
UnitedHealth Group, Inc.
3.750%, 07/15/25	3,405,000	3,519,534

		9,903,114

Insurance—0.8%
Berkshire Hathaway Finance Corp.
4.400%, 05/15/42 (e)	3,700,000	3,647,822
Berkshire Hathaway, Inc.
4.500%, 02/11/43	1,455,000	1,449,886
Farmers Exchange Capital III
5.454%, 10/15/54 (144A) (b)	3,530,000	3,500,553
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54 (144A) (b)	3,500,000	3,542,490
ZFS Finance USA Trust II
6.450%, 12/15/65 (144A) (b)	3,750,000	3,787,500

		15,928,251

Media—0.3%
CCO Safari II LLC
6.484%, 10/23/45 (144A)	5,215,000	5,261,153
Comcast Corp.
4.400%, 08/15/35	1,500,000	1,509,576

		6,770,729

Oil & Gas—0.4%
Anadarko Petroleum Corp.
4.500%, 07/15/44 (e)	620,000	551,489
BP Capital Markets plc
3.506%, 03/17/25	1,060,000	1,047,597
Devon Energy Corp.
5.000%, 06/15/45	815,000	738,404
Exxon Mobil Corp.
3.567%, 03/06/45	2,775,000	2,617,763
Noble Energy, Inc.
5.050%, 11/15/44	1,050,000	909,283
Shell International Finance B.V.
4.375%, 05/11/45	2,750,000	2,719,343

		8,583,879

Pharmaceuticals—0.5%
AbbVie, Inc.
1.200%, 11/06/15	3,000,000	3,001,284
1.800%, 05/14/18	3,500,000	3,490,284
Actavis Funding SCS
3.800%, 03/15/25	2,285,000	2,207,399
4.750%, 03/15/45	2,000,000	1,815,908

		10,514,875

Pipelines—1.3%
Boardwalk Pipelines L.P.
5.750%, 09/15/19	4,950,000	5,222,344
Columbia Pipeline Group, Inc.
2.450%, 06/01/18 (144A)	2,250,000	2,254,349
Energy Transfer Partners L.P.
2.500%, 06/15/18	2,500,000	2,488,902
4.650%, 06/01/21	1,700,000	1,697,550
5.150%, 03/15/45	3,065,000	2,390,948
6.125%, 12/15/45	700,000	621,471
EnLink Midstream Partners L.P.
4.150%, 06/01/25	1,700,000	1,559,429
Enterprise Products Operating LLC
4.900%, 05/15/46	1,250,000	1,132,005
Spectra Energy Partners L.P.
2.950%, 06/15/16	1,963,000	1,988,009
TC PipeLines L.P.
4.650%, 06/15/21	3,840,000	3,940,232
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	3,275,000	3,030,685

		26,325,924

MIST-384

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.2%
WEA Finance LLC / Westfield UK & Europe Finance plc
2.700%, 09/17/19 (144A)	4,665,000	$4,642,934

Real Estate Investment Trusts—3.3%
Alexandria Real Estate Equities, Inc.
2.750%, 01/15/20	475,000	474,197
4.600%, 04/01/22	1,292,000	1,357,737
BioMed Realty L.P.
3.850%, 04/15/16	2,400,000	2,424,446
4.250%, 07/15/22	1,500,000	1,480,324
DDR Corp.
9.625%, 03/15/16	5,750,000	5,953,119
ERP Operating L.P.
5.125%, 03/15/16 (e)	4,487,000	4,570,216
5.375%, 08/01/16	500,000	518,036
HCP, Inc.
3.750%, 02/01/16	4,000,000	4,034,044
4.000%, 06/01/25	975,000	955,247
4.250%, 11/15/23	3,216,000	3,236,734
6.300%, 09/15/16	2,850,000	2,973,251
Healthcare Realty Trust, Inc.
3.750%, 04/15/23	1,850,000	1,810,971
5.750%, 01/15/21	538,000	602,914
Kilroy Realty L.P.
5.000%, 11/03/15	5,865,000	5,882,530
Kimco Realty Corp.
5.584%, 11/23/15	1,625,000	1,634,838
5.783%, 03/15/16	1,561,000	1,592,843
Mid-America Apartments L.P.
5.500%, 10/01/15	2,947,000	2,947,000
Realty Income Corp.
5.500%, 11/15/15	1,020,000	1,024,896
5.950%, 09/15/16	2,126,000	2,216,368
Reckson Operating Partnership L.P.
6.000%, 03/31/16	6,034,000	6,165,939
Regency Centers L.P.
5.875%, 06/15/17	1,000,000	1,066,585
SL Green Realty Corp.
5.000%, 08/15/18	1,500,000	1,598,772
Ventas Realty L.P.
4.125%, 01/15/26	4,750,000	4,788,009
Welltower, Inc.
3.625%, 03/15/16	8,650,000	8,735,817
6.200%, 06/01/16	440,000	453,621

		68,498,454

Retail—0.3%
CVS Health Corp.
5.125%, 07/20/45	4,135,000	4,444,931
Wal-Mart Stores, Inc.
4.300%, 04/22/44	1,000,000	1,022,271
4.750%, 10/02/43	1,400,000	1,512,837

		6,980,039

Software—0.1%
Microsoft Corp.
3.750%, 02/12/45	2,330,000	2,152,880

Telecommunications—0.9%
AT&T, Inc.
0.699%, 02/12/16 (b)	3,125,000	3,121,991
4.350%, 06/15/45	1,500,000	1,287,495
4.750%, 05/15/46	4,175,000	3,825,540
Rogers Communications, Inc.
5.000%, 03/15/44	960,000	972,722
Verizon Communications, Inc.
2.500%, 09/15/16	2,000,000	2,027,480
4.862%, 08/21/46	7,400,000	6,939,076

		18,174,304

Transportation—0.1%
Burlington Northern Santa Fe LLC
4.150%, 04/01/45 (e)	1,300,000	1,211,195
4.550%, 09/01/44	1,605,000	1,574,256

		2,785,451

Total Corporate Bonds & Notes (Cost $421,453,212)		417,750,287

Asset-Backed Securities—11.6%

Asset-Backed - Automobile—0.1%
Honda Auto Receivables Owner Trust
0.770%, 05/15/17	2,858,542	2,858,854

Asset-Backed - Credit Card—0.5%
Chase Issuance Trust
0.407%, 05/15/18 (b)	5,215,000	5,213,613
Citibank Credit Card Issuance Trust
0.403%, 05/09/18 (b)	5,205,000	5,203,964

		10,417,577

Asset-Backed - Home Equity—2.5%
Asset Backed Securities Corp. Home Equity Loan Trust
0.354%, 05/25/36 (b)	3,978,859	3,728,032
Asset-Backed Funding Certificates Trust
0.824%, 03/25/35 (b)	7,735,053	7,544,384
JPMorgan Mortgage Acquisition Corp.
0.664%, 06/25/35 (b)	8,803,000	8,198,260
MASTR Asset-Backed Securities Trust
0.604%, 06/25/35 (b)	8,190,000	8,153,030
New Century Home Equity Loan Trust
0.974%, 08/25/34 (b)	10,791,089	10,166,112
Option One Mortgage Loan Trust
0.854%, 05/25/35 (b)	5,543,981	5,321,546
Wells Fargo Home Equity Trust
0.624%, 04/25/35 (b)	8,215,000	8,072,043

		51,183,407

MIST-385

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Asset-Backed Securities—11.6%

Security Description	Principal Amount*	Value

Asset-Backed - Other—3.3%
Cedar Funding III CLO, Ltd.
1.863%, 05/20/26 (144A) (b)	4,005,000	$3,975,543
Citigroup Mortgage Loan Trust, Inc.
0.644%, 05/25/35 (b)	7,155,000	7,054,837
Dryden XXXI Senior Loan Fund
1.637%, 04/18/26 (144A) (b)	5,185,000	5,140,425
Encore Credit Receivables Trust
0.614%, 01/25/36 (b)	7,649,014	7,608,711
GSAMP Trust
0.874%, 10/25/34 (b)	5,990,930	5,607,301
HSI Asset Securitization Corp. Trust
0.384%, 12/25/35 (b)	6,716,674	6,599,481
Long Beach Mortgage Loan Trust
0.989%, 02/25/35 (b)	7,368,400	7,324,668
Magnetite, Ltd.
1.715%, 07/25/26 (144A) (b)	5,000,000	4,964,405
Neuberger Berman CLO, Ltd.
1.759%, 04/15/26 (144A) (b)	5,100,000	5,062,994
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.869%, 06/25/35 (b)	4,394,277	4,370,702
0.944%, 03/25/35 (b)	6,717,633	6,672,927
Voya CLO, Ltd.
1.739%, 07/17/26 (144A) (b)	2,850,000	2,835,756

		67,217,750

Asset-Backed - Student Loan—5.2%
Education Loan Asset-Backed Trust I
0.994%, 06/25/26 (144A) (b)	9,923,717	9,854,479
Navient Student Loan Trust
1.694%, 10/25/58 (b)	2,470,000	2,181,344
Nelnet Student Loan Trust
0.794%, 02/26/46 (144A) (b)	5,295,000	5,125,671
SLC Student Loan Trust
0.447%, 03/15/27 (b)	2,450,000	2,370,385
0.497%, 12/15/38 (b)	8,310,000	7,149,600
0.497%, 09/15/39 (b)	11,000,000	9,496,256
SLM Student Loan Trust
0.355%, 01/25/22 (b)	10,320,000	9,698,395
0.445%, 10/25/29 (b)	10,200,000	9,556,370
0.794%, 11/25/27 (b)	7,574,744	7,525,501
0.845%, 04/27/26 (144A) (b)	10,000,000	9,872,340
0.944%, 05/26/26 (b)	9,890,000	9,783,831
0.944%, 01/25/45 (144A) (b)	5,127,000	4,843,969
1.045%, 10/25/40 (b)	10,240,000	9,843,200
1.795%, 04/25/23 (b)	1,857,165	1,861,808
Wachovia Student Loan Trust
0.465%, 04/25/40 (144A) (b)	7,500,000	6,768,690

		105,931,839

Total Asset-Backed Securities (Cost $240,785,425)		237,609,427

Mortgage-Backed Securities—9.7%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations— 4.3%
Citigroup Mortgage Loan Trust, Inc.
0.426%, 05/20/47 (144A) (b)	4,802,389	4,644,631
Credit Suisse Mortgage Trust
0.431%, 05/27/37 (144A) (b)	4,883,295	4,833,217
0.478%, 04/27/47 (144A) (b)	4,961,328	4,755,503
1.066%, 09/27/46 (144A)	4,980,431	4,851,625
2.403%, 01/27/36 (144A) (b)	2,132,649	2,158,751
Morgan Stanley Mortgage Loan Trust
0.464%, 09/25/35 (b)	5,549,382	5,497,545
Morgan Stanley Resecuritization Trust
0.649%, 08/26/47 (144A) (b)	9,186,813	8,742,411
2.560%, 01/26/51 (144A) (b)	8,292,189	8,305,788
Nomura Resecuritization Trust
0.451%, 02/25/37 (144A) (b)	4,467,438	4,313,126
0.499%, 08/26/37 (144A) (b)	4,885,177	4,687,606
2.711%, 03/26/37 (144A) (b)	9,071,597	9,074,795
Structured Adjustable Rate Mortgage Loan Trust
0.869%, 01/25/35 (b)	6,986,423	6,749,178
2.443%, 03/25/34 (b)	9,737,859	9,778,173
WaMu Mortgage Pass-Through Certificates Trust
0.484%, 10/25/45 (b)	9,649,276	8,923,969

		87,316,318

Commercial Mortgage-Backed Securities—5.4%
Banc of America Commercial Mortgage Trust
5.492%, 02/10/51	5,726,729	6,017,944
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.147%, 09/10/47 (b)	583,735	583,125
Commercial Mortgage Trust
0.824%, 08/15/45	1,726,196	1,725,197
2.365%, 02/10/29 (144A)	3,555,000	3,603,981
DBRR Trust
4.537%, 07/12/44 (144A) (b)	3,000,000	3,335,025
DBUBS Mortgage Trust
3.386%, 07/10/44 (144A)	10,507,472	10,622,760
GS Mortgage Securities Trust
2.539%, 01/10/45	9,095,000	9,201,175
JPMorgan Chase Commercial Mortgage Securities Trust
1.797%, 10/15/45	10,000,000	10,074,990
2.206%, 05/15/45	4,489,785	4,539,806
4.311%, 08/05/32 (144A)	8,448,000	9,224,599
5.481%, 12/12/44 (b)	1,473,951	1,479,572
LB-UBS Commercial Mortgage Trust
5.156%, 02/15/31	749,607	750,752
Morgan Stanley Bank of America Merrill Lynch Trust
0.738%, 02/15/46	4,102,126	4,095,563

MIST-386

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I Trust
0.367%, 04/15/49 (b)	6,765,916	$6,745,151
2.111%, 03/15/45	5,500,000	5,551,541
3.884%, 09/15/47 (144A)	2,384,100	2,393,367
4.700%, 09/15/47 (144A)	1,490,000	1,607,239
OBP Depositor LLC Trust
4.646%, 07/15/45 (144A)	2,042,000	2,261,311
UBS-Barclays Commercial Mortgage Trust
1.006%, 05/10/63	3,091,744	3,092,159
WF-RBS Commercial Mortgage Trust
2.191%, 04/15/45	15,165,000	15,251,213
3.240%, 03/15/44 (144A)	2,657,927	2,675,562
3.791%, 02/15/44 (144A)	6,989,791	7,002,806

		111,834,838

Total Mortgage-Backed Securities (Cost $199,879,325)		199,151,156

Municipals—0.1%
New York City Transitional Finance Authority, Future Tax Secured Revenue
5.267%, 05/01/27 (Cost $2,425,651)	2,150,000	2,490,517

Short-Term Investments—23.0%

Discount Notes—11.4%
Fannie Mae
0.148%, 11/04/15 (f)	100,000,000	99,985,833
Federal Home Loan Bank
0.179%, 11/18/15 (f)	23,245,000	23,239,421
0.200%, 11/30/15 (f)	36,335,000	36,322,888
Freddie Mac
0.206%, 01/08/16 (f)	24,905,000	24,890,960
0.241%, 01/14/16 (f)	49,355,000	49,320,452

		233,759,554

Mutual Funds—9.4%
SSgA Prime Money Market Fund 0.097% (g)	66,050,303	66,050,303
State Street Navigator Securities Lending MET Portfolio (h)	126,038,624	126,038,624

		192,088,927

U.S. Treasury—2.2%
U.S. Treasury Bills
0.010%, 10/01/15 (f)	43,680,000	43,680,000
0.017%, 01/28/16 (f) (i)	10,000	9,999
0.024%, 10/15/15 (f) (i)	200,000	199,998
0.034%, 10/22/15 (f) (i)	165,000	164,997

U.S. Treasury—(Continued)
U.S. Treasury Bills
0.075%, 01/07/16 (f) (i)	500,000	$499,898

		44,554,892

Total Short-Term Investments (Cost $470,403,373)		470,403,373

Total Investments—121.6% (Cost $2,500,704,252) (j)		2,495,718,465
Other assets and liabilities (net)—(21.6)%		(442,564,313)

Net Assets—100.0%		$2,053,154,152

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2015. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $124,957,404 and the collateral received consisted of cash in the amount of $126,038,624 and non-cash collateral with a value of $1,640,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2015.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2015, the market value of securities pledged was $874,892.
(j)	As of September 30, 2015, the aggregate cost of investments was $2,500,704,252. The aggregate unrealized appreciation and depreciation of investments were $7,694,639 and $(12,680,426), respectively, resulting in net unrealized depreciation of $(4,985,787).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2015, the market value of 144A securities was $205,813,750, which is 10.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation

MIST-387

Met Investors Series Trust

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	12/21/15	507	USD	65,081,309	$187,019
U.S. Treasury Note 5 Year Futures	12/31/15	195	USD	23,449,487	51,060

Net Unrealized Appreciation					$238,079

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,168,313,705	$—	$1,168,313,705
Total Corporate Bonds & Notes*	—	417,750,287	—	417,750,287
Total Asset-Backed Securities*	—	237,609,427	—	237,609,427
Total Mortgage-Backed Securities*	—	199,151,156	—	199,151,156
Total Municipals	—	2,490,517	—	2,490,517
Short-Term Investments
Discount Notes	—	233,759,554	—	233,759,554
Mutual Funds	192,088,927	—	—	192,088,927
U.S. Treasury	—	44,554,892	—	44,554,892
Total Short-Term Investments	192,088,927	278,314,446	—	470,403,373
Total Investments	$192,088,927	$2,303,629,538	$—	$2,495,718,465

Collateral for Securities Loaned (Liability)	$—	$(126,038,624)	$—	$(126,038,624)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$238,079	$—	$—	$238,079

*	See Schedule of Investments for additional detailed categorizations.

MIST-388

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.1%
Boeing Co. (The)	131,890	$17,270,995
Honeywell International, Inc.	222,297	21,049,303
Lockheed Martin Corp.	108,620	22,518,012
Raytheon Co.	128,508	14,040,784
United Technologies Corp.	146,340	13,022,797

		87,901,891

Air Freight & Logistics—0.4%
FedEx Corp.	18,420	2,652,112
United Parcel Service, Inc. - Class B	50,280	4,962,133
XPO Logistics, Inc. (a) (b)	79,780	1,901,157

		9,515,402

Airlines—0.3%
American Airlines Group, Inc.	96,907	3,762,899
United Continental Holdings, Inc. (a)	45,721	2,425,499

		6,188,398

Automobiles—0.5%
Harley-Davidson, Inc. (b)	211,608	11,617,279

Banks—6.1%
Bank of America Corp.	2,633,990	41,037,564
Citizens Financial Group, Inc.	685,347	16,352,380
PNC Financial Services Group, Inc. (The)	280,971	25,062,613
Wells Fargo & Co.	958,735	49,231,042

		131,683,599

Beverages—4.0%
Anheuser-Busch InBev S.A. (ADR)	109,925	11,687,226
Coca-Cola Co. (The)	594,898	23,867,308
Dr Pepper Snapple Group, Inc.	114,367	9,040,711
Monster Beverage Corp. (a)	102,444	13,844,282
PepsiCo, Inc.	293,606	27,687,046

		86,126,573

Biotechnology—2.1%
Achillion Pharmaceuticals, Inc. (a) (b)	74,623	515,645
Alkermes plc (a) (b)	118,726	6,965,654
Alnylam Pharmaceuticals, Inc. (a) (b)	12,520	1,006,107
Arena Pharmaceuticals, Inc. (a) (b)	372,940	712,315
BioCryst Pharmaceuticals, Inc. (a)	164,780	1,878,492
Blueprint Medicines Corp. (a)	21,300	454,542
Chiasma, Inc. (a)	17,400	345,912
Dicerna Pharmaceuticals, Inc. (a) (b)	112,768	925,825
Gilead Sciences, Inc.	79,190	7,775,666
GlycoMimetics, Inc. (a)	108,511	607,662
Incyte Corp. (a)	10,700	1,180,531
Ironwood Pharmaceuticals, Inc. (a) (b)	147,503	1,536,981
Karyopharm Therapeutics, Inc. (a) (b)	14,522	152,917
Nivalis Therapeutics, Inc. (a)	41,800	542,146
Novavax, Inc. (a) (b)	165,270	1,168,459
Otonomy, Inc. (a) (b)	61,639	1,097,791
PTC Therapeutics, Inc. (a) (b)	24,890	664,563
Puma Biotechnology, Inc. (a)	3,400	256,224

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. (a)	25,242	11,741,064
Regulus Therapeutics, Inc. (a) (b)	76,840	502,534
TESARO, Inc. (a) (b)	41,690	1,671,769
Trevena, Inc. (a)	208,530	2,158,285
Ultragenyx Pharmaceutical, Inc. (a) (b)	25,620	2,467,462

		46,328,546

Capital Markets—1.5%
Ameriprise Financial, Inc.	68,545	7,480,316
BlackRock, Inc.	21,740	6,466,997
Invesco, Ltd.	146,978	4,590,123
Northern Trust Corp.	129,600	8,833,536
Raymond James Financial, Inc.	52,560	2,608,553
WisdomTree Investments, Inc. (b)	101,200	1,632,356

		31,611,881

Chemicals—1.6%
Cabot Corp.	122,790	3,875,252
Celanese Corp. - Series A	148,403	8,781,006
Dow Chemical Co. (The)	116,091	4,922,258
LyondellBasell Industries NV - Class A	63,000	5,251,680
Mosaic Co. (The)	118,280	3,679,691
Sherwin-Williams Co. (The)	39,909	8,890,927

		35,400,814

Communications Equipment—2.8%
Cisco Systems, Inc.	1,701,320	44,659,650
QUALCOMM, Inc.	276,530	14,857,957

		59,517,607

Construction Materials—0.7%
CRH plc (ADR)	147,650	3,918,631
Martin Marietta Materials, Inc. (b)	24,670	3,748,606
Summit Materials, Inc. - Class A (a)	141,200	2,650,324
Vulcan Materials Co.	45,760	4,081,792

		14,399,353

Consumer Finance—1.7%
American Express Co.	231,508	17,161,688
Santander Consumer USA Holdings, Inc. (a)	941,840	19,232,373

		36,394,061

Containers & Packaging—0.6%
Ball Corp.	153,821	9,567,666
Owens-Illinois, Inc. (a)	135,060	2,798,443

		12,366,109

Diversified Financial Services—0.3%
MarketAxess Holdings, Inc.	22,790	2,116,735
MSCI, Inc.	67,144	3,992,382

		6,109,117

MIST-389

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—2.6%
American Electric Power Co., Inc.	23,850	$1,356,111
Duke Energy Corp.	124,140	8,930,632
Edison International	130,900	8,255,863
Eversource Energy	88,140	4,461,647
Exelon Corp.	208,190	6,183,243
FirstEnergy Corp.	38,020	1,190,406
ITC Holdings Corp.	92,690	3,090,285
NextEra Energy, Inc.	190,890	18,621,319
Pinnacle West Capital Corp.	54,180	3,475,105
UIL Holdings Corp.	23,570	1,184,864

		56,749,475

Electrical Equipment—0.7%
AMETEK, Inc.	134,210	7,021,867
Eaton Corp. plc	164,790	8,453,727

		15,475,594

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc. (a)	20,370	1,126,054

Energy Equipment & Services—0.7%
Ensco plc - Class A (b)	64,270	904,922
Halliburton Co.	230,750	8,157,012
Patterson-UTI Energy, Inc. (b)	317,125	4,167,023
Tesco Corp.	276,680	1,975,495

		15,204,452

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	56,660	8,191,336
CVS Health Corp.	241,570	23,306,674
Walgreens Boots Alliance, Inc.	150,390	12,497,409

		43,995,419

Food Products—1.5%
Mondelez International, Inc. - Class A	702,870	29,429,167
Post Holdings, Inc. (a)	37,503	2,216,427
SunOpta, Inc. (a)	210,669	1,023,851

		32,669,445

Gas Utilities—0.2%
UGI Corp.	138,150	4,810,383

Health Care Equipment & Supplies—4.3%
Abbott Laboratories	155,348	6,248,097
Baxter International, Inc.	254,397	8,356,942
Becton Dickinson & Co.	90,687	12,030,537
ConforMIS, Inc. (a) (b)	140,400	2,535,624
Medtronic plc	541,976	36,279,873
St. Jude Medical, Inc.	246,660	15,561,779
Stryker Corp.	124,130	11,680,633

		92,693,485

Health Care Providers & Services—3.3%
Aetna, Inc.	108,110	11,828,315
Cardinal Health, Inc.	87,110	6,691,790
HCA Holdings, Inc. (a)	143,160	11,074,858
McKesson Corp.	87,940	16,271,538
UnitedHealth Group, Inc.	217,464	25,227,999

		71,094,500

Hotels, Restaurants & Leisure—2.1%
Chipotle Mexican Grill, Inc. (a)	9,580	6,899,995
Las Vegas Sands Corp. (b)	95,210	3,615,124
McDonald’s Corp.	131,724	12,978,766
Norwegian Cruise Line Holdings, Ltd. (a)	118,782	6,806,208
Starbucks Corp.	152,264	8,654,686
Wingstop, Inc. (a)	5,500	131,890
Wyndham Worldwide Corp. (b)	103,206	7,420,511

		46,507,180

Household Durables—0.5%
Mohawk Industries, Inc. (a)	62,880	11,430,955

Household Products—1.0%
Colgate-Palmolive Co.	357,532	22,688,981

Independent Power and Renewable Electricity Producers—0.0%
NRG Energy, Inc.	46,440	689,634

Industrial Conglomerates—1.5%
Danaher Corp.	300,030	25,565,556
General Electric Co.	268,720	6,777,119

		32,342,675

Insurance—5.1%
American International Group, Inc.	492,831	28,002,657
Assured Guaranty, Ltd.	427,945	10,698,625
Hartford Financial Services Group, Inc. (The)	310,267	14,204,023
Marsh & McLennan Cos., Inc.	370,140	19,328,711
Principal Financial Group, Inc.	244,190	11,559,955
Prudential Financial, Inc.	149,940	11,426,927
XL Group plc	396,190	14,389,621

		109,610,519

Internet & Catalog Retail—2.7%
Amazon.com, Inc. (a)	71,123	36,407,153
Netflix, Inc. (a) (b)	28,005	2,891,796
Priceline Group, Inc. (The) (a)	14,976	18,523,215

		57,822,164

Internet Software & Services—4.5%
Alphabet, Inc. - Class A (a)	82,430	52,620,839
Alphabet, Inc. - Class C (a)	29,786	18,122,398
Envestnet, Inc. (a) (b)	27,961	837,991
Facebook, Inc. - Class A (a)	241,250	21,688,375
Zillow Group, Inc. - Class A (a) (b)	62,514	1,796,028
Zillow Group, Inc. - Class C (a) (b)	125,028	3,375,756

		98,441,387

MIST-390

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—4.6%
Accenture plc - Class A	145,258	$14,273,051
Alliance Data Systems Corp. (a)	20,862	5,402,841
Automatic Data Processing, Inc.	123,131	9,894,807
Cognizant Technology Solutions Corp. - Class A (a)	152,933	9,575,135
Genpact, Ltd. (a)	571,211	13,486,292
Global Payments, Inc.	53,540	6,142,644
Heartland Payment Systems, Inc.	90,406	5,696,482
Visa, Inc. - Class A (b)	395,180	27,528,239
WEX, Inc. (a)	80,834	7,019,624

		99,019,115

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	167,850	5,762,291
Thermo Fisher Scientific, Inc.	70,880	8,667,206

		14,429,497

Machinery—1.4%
Dover Corp.	100,840	5,766,031
Illinois Tool Works, Inc.	182,370	15,010,875
Pentair plc	188,450	9,618,488

		30,395,394

Media—3.6%
Comcast Corp. - Class A	563,810	32,069,513
DreamWorks Animation SKG, Inc. - Class A (a) (b)	213,810	3,730,984
Interpublic Group of Cos., Inc. (The)	61,681	1,179,958
Markit, Ltd. (a)	53,714	1,557,706
Time Warner Cable, Inc.	135,740	24,347,684
Twenty-First Century Fox, Inc. - Class A	547,243	14,764,616

		77,650,461

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	41,700	2,252,217

Multi-Utilities—1.7%
Ameren Corp.	139,250	5,886,098
Dominion Resources, Inc.	185,275	13,039,655
DTE Energy Co.	52,325	4,205,360
MDU Resources Group, Inc.	241,110	4,147,092
PG&E Corp.	136,130	7,187,664
Public Service Enterprise Group, Inc.	54,450	2,295,612
Sempra Energy	4,670	451,682

		37,213,163

Oil, Gas & Consumable Fuels—4.7%
Anadarko Petroleum Corp.	50,128	3,027,230
Chevron Corp.	79,865	6,299,751
Cimarex Energy Co.	35,360	3,623,693
Cobalt International Energy, Inc. (a) (b)	1,148,087	8,128,456
CONSOL Energy, Inc. (b)	33,195	325,311
Continental Resources, Inc. (a) (b)	244,100	7,071,577
Diamondback Energy, Inc. (a)	73,680	4,759,728
Enbridge, Inc.	354,849	13,175,543

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	96,500	7,025,200
Marathon Oil Corp.	381,900	5,881,260
Newfield Exploration Co. (a)	541,190	17,805,151
ONEOK, Inc. (b)	25,336	815,819
PBF Energy, Inc. - Class A	124,909	3,526,181
Pioneer Natural Resources Co.	140,745	17,120,222
Southwestern Energy Co. (a) (b)	170,220	2,160,092

		100,745,214

Paper & Forest Products—0.6%
Boise Cascade Co. (a)	235,802	5,946,927
International Paper Co.	214,960	8,123,338

		14,070,265

Personal Products—1.0%
Avon Products, Inc. (b)	1,727,954	5,615,851
Estee Lauder Cos., Inc. (The) - Class A	210,184	16,957,645

		22,573,496

Pharmaceuticals—4.5%
Aerie Pharmaceuticals, Inc. (a) (b)	47,790	847,795
Allergan plc (a)	62,280	16,928,327
AstraZeneca plc (ADR) (b)	346,280	11,018,630
Bristol-Myers Squibb Co.	396,940	23,498,848
Johnson & Johnson	169,110	15,786,418
Merck & Co., Inc.	394,173	19,468,204
Mylan NV (a)	206,775	8,324,762
Ocular Therapeutix, Inc. (a) (b)	64,800	911,088
Relypsa, Inc. (a) (b)	51,090	945,676
Tetraphase Pharmaceuticals, Inc. (a) (b)	98,090	731,751

		98,461,499

Professional Services—1.0%
Equifax, Inc.	71,719	6,969,652
ManpowerGroup, Inc.	65,340	5,350,693
Nielsen Holdings plc	212,270	9,439,647
TransUnion (a)	31,090	780,981

		22,540,973

Real Estate Investment Trusts—3.4%
American Tower Corp.	167,839	14,766,475
AvalonBay Communities, Inc.	111,325	19,461,836
InfraREIT, Inc.	65,850	1,559,328
Public Storage	53,650	11,353,950
Simon Property Group, Inc.	50,001	9,186,184
SL Green Realty Corp.	108,710	11,758,074
Weyerhaeuser Co.	187,980	5,139,373

		73,225,220

Road & Rail—0.5%
Genesee & Wyoming, Inc. - Class A (a)	55,222	3,262,516
Kansas City Southern (b)	16,784	1,525,330
Knight Transportation, Inc.	140,616	3,374,784

MIST-391

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Landstar System, Inc.	5,776	$366,602
Swift Transportation Co. (a) (b)	105,842	1,589,747

		10,118,979

Semiconductors & Semiconductor Equipment—1.5%
Avago Technologies, Ltd.	47,760	5,970,478
First Solar, Inc. (a)	46,278	1,978,385
Intel Corp.	542,344	16,346,248
Linear Technology Corp.	43,440	1,752,804
Microchip Technology, Inc. (b)	40,780	1,757,210
Micron Technology, Inc. (a) (b)	146,265	2,191,050
SunEdison Semiconductor, Ltd. (a) (b)	104,030	1,096,476
SunPower Corp. (a)	45,280	907,411

		32,000,062

Software—2.5%
Microsoft Corp.	1,096,754	48,542,332
SS&C Technologies Holdings, Inc.	68,113	4,770,635

		53,312,967

Specialty Retail—3.6%
Advance Auto Parts, Inc.	135,267	25,637,155
L Brands, Inc.	102,408	9,230,033
Lowe’s Cos., Inc.	329,440	22,705,005
Ross Stores, Inc.	105,958	5,135,784
Signet Jewelers, Ltd.	108,195	14,728,585

		77,436,562

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.	529,066	58,355,980

Textiles, Apparel & Luxury Goods—0.6%
Ralph Lauren Corp.	28,500	3,367,560
VF Corp.	131,820	8,991,442

		12,359,002

Tobacco—1.2%
Altria Group, Inc.	479,300	26,073,920

Total Common Stocks (Cost $2,108,256,436)		2,150,746,918

Short-Term Investments—4.2%
Security Description	Principal Amount*	Value

Mutual Fund—3.6%
State Street Navigator Securities Lending MET Portfolio (c)	78,115,158	$78,115,158

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/15 at 0.000% to be repurchased at $13,124,530 on 10/01/15, collateralized by $13,160,000 U.S. Treasury Note at 1.500% due 12/31/18 with a value of $13,390,300.	13,124,530	13,124,530

Total Short-Term Investments (Cost $91,239,688)		91,239,688

Total Investments—103.6% (Cost $2,199,496,124) (d)		2,241,986,606
Other assets and liabilities (net)—(3.6)%		(78,166,798)

Net Assets—100.0%		$2,163,819,808

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2015, the market value of securities loaned was $94,262,162 and the collateral received consisted of cash in the amount of $78,115,158 and non-cash collateral with a value of $17,047,423. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2015.
(d)	As of September 30, 2015, the aggregate cost of investments was $2,199,496,124. The aggregate unrealized appreciation and depreciation of investments were $179,376,510 and $(136,886,028), respectively, resulting in net unrealized appreciation of $42,490,482.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P 500 E-Mini Index Futures	12/18/15	74	USD	7,313,250	$(251,060)

(USD)—	United States Dollar

MIST-392

Met Investors Series Trust

WMC Large Cap Research Portfolio

Schedule of Investments as of September 30, 2015 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2015:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,150,746,918	$—	$—	$2,150,746,918
Short-Term Investments
Mutual Fund	78,115,158	—	—	78,115,158
Repurchase Agreement	—	13,124,530	—	13,124,530
Total Short-Term Investments	78,115,158	13,124,530	—	91,239,688
Total Investments	$2,228,862,076	$13,124,530	$—	$2,241,986,606

Collateral for Securities Loaned (Liability)	$—	$(78,115,158)	$—	$(78,115,158)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(251,060)	$—	$—	$(251,060)

*	See Schedule of Investments for additional detailed categorizations.

MIST-393

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. treasury and U.S. government agencies; sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Met Investors Series Trust (the “Trust”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar securities. Floating rate loans are valued at the average of aggregate bid and ask quotations supplied by brokers or dealers in the loans, as obtained from an independent pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short-term obligations with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair market value, and are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the close of the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Foreign equity securities using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued through an independent pricing service based on the mean between closing bid and ask prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on the valuation date or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded over-the-counter (“OTC”) are generally valued on the basis of quotations provided by broker-dealers or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or an independent pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These

MIST-394

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of a security by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for consideration and ratification or adjustment: (1) a memorandum summarizing the actions taken by the Committee in the prior quarter; and (2) a list of the Portfolio’s securities as of the most recent quarter-end for which market quotations were not readily available. Fair-valued securities are categorized as Level 3 within the fair value hierarchy.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-395

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 20, 2015

By:	/s/ Peter H. Duffy
Peter H. Duffy Chief Financial Officer and Treasurer

Date: November 20, 2015